Registration No. 333-142456
-------------------------------------------------------------------------------

                   -----------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                       ----------------------------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [ ]

        Pre-Effective Amendment No.                                   [ ]
                                   ----

        Post-Effective Amendment No. 2                                [X]
                                     ----

                                 AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [ ]

        Amendment No.                                                 [ ]
                     ----

                        (Check appropriate box or boxes)

                        --------------------------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                        --------------------------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                              (Name of Depositor)
             1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, including Area Code: (212) 554-1234

                                   DODIE KENT
                  Vice President and Associate General Counsel

                      AXA Equitable Life Insurance Company
             1290 Avenue of the Americas, New York, New York 10104
            (Names and Addresses of Agents for Service (212)554-1234)

                  Please send copies of all communications to:
                           CHRISTOPHER E. PALMER, ESQ.
                              Goodwin Procter LLP
                         901 New York Avenue, Northwest
                             Washington, D.C. 20001
                              --------------------

                     CALCULATION OF REGISTRATION FEE UNDER
                           THE SECURITIES ACT OF 1933

         It is proposed that this filing will become effective (check appropriate box):

[_]      Immediately upon filing pursuant to paragraph (b) of Rule 485.

[X]      On May 1, 2009 pursuant to paragraph (b) of Rule 485.

[_]      60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]      On ___________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for previously filed post-effective amendment.


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

Title of Securities Being Registered:

    Units of interest in Separate Account under variable annuity contracts.

Members Retirement Program



PROSPECTUS DATED MAY 1, 2009

Please read and keep this prospectus for future reference. It contains important information that you should know before participating in the Program or allocating amounts under the contract. This prospectus supersedes all prior prospectuses and supplements. You should read the prospectuses for each Trust which contain important information about the portfolios.


--------------------------------------------------------------------------------

ABOUT THE MEMBERS RETIREMENT PROGRAM


The Program provides members of certain groups and other eligible persons several plans for the accumulation of retirement savings on a tax-deferred basis. Through trusts ("trusts") maintained under these plans, you can allocate contributions among the investment options offered under the Program. The investment options under the Program include: (1) the 3-year Guaranteed Rate Account, the 5-year Guaranteed Rate Account and the Money Market Guarantee Account(2) (the "guaranteed options"), and (2) the investment funds (the "Funds") listed in the table below.


WHAT IS THE MEMBERS RETIREMENT PROGRAM CONTRACT?

The Members Retirement Program contract is a group annuity contract issued by AXA Equitable Life Insurance Company (the "AXA Equitable"). Contributions to the trusts maintained under the plans will be allocated among our investment funds and guaranteed options in accordance with participant instructions.

--------------------------------------------------------------------------------
 Investment options
--------------------------------------------------------------------------------
 Asset Allocation
--------------------------------------------------------------------------------
o AllianceBernstein Balanced            o AXA Moderate-Plus Allocation(1)
o AXA Aggressive Allocation(1)          o Target 2015 Allocation
o AXA Conservative Allocation(1)        o Target 2025 Allocation
o AXA Conservative-Plus Allocation(1)   o Target 2035 Allocation
o AXA Moderate Allocation(1)            o Target 2045 Allocation
--------------------------------------------------------------------------------
 Cash Equivalents
--------------------------------------------------------------------------------
o Guaranteed Rate Accounts              o EQ/Money Market
o Money Market Guarantee Account(2)
--------------------------------------------------------------------------------
 International/Global Stocks
--------------------------------------------------------------------------------
o EQ/AllianceBernstein International    o EQ/International Core PLUS
o EQ/Global Multi-Sector Equity(4)
--------------------------------------------------------------------------------
 Investment Grade Bonds
--------------------------------------------------------------------------------
o EQ/Intermediate Government Bond       o EQ/PIMCO Ultra Short Bond(4)
  Index
--------------------------------------------------------------------------------
 Large Cap Blend
--------------------------------------------------------------------------------
o EQ/Capital Guardian Research          o EQ/Equity 500 Index
--------------------------------------------------------------------------------
 Large Cap Growth
--------------------------------------------------------------------------------
o AllianceBernstein Growth Equity(3)    o EQ/Large Cap Growth PLUS
o EQ/Calvert Socially Responsible
--------------------------------------------------------------------------------
 Large Cap Value
--------------------------------------------------------------------------------
o EQ/Large Cap Value PLUS
--------------------------------------------------------------------------------
 Mid Cap
--------------------------------------------------------------------------------
o AllianceBernstein Mid Cap Growth      o EQ/Mid Cap Value PLUS
--------------------------------------------------------------------------------
 Small Cap
--------------------------------------------------------------------------------
o EQ/Small Company Index
--------------------------------------------------------------------------------
 Small Cap Value
--------------------------------------------------------------------------------
o EQ/GAMCO Small Company Value
--------------------------------------------------------------------------------
 Specialty
--------------------------------------------------------------------------------
o Multimanager Multi-Sector Bond(4)     o Multimanager Technology
--------------------------------------------------------------------------------

(1) The "AXA Allocation" Portfolios.

(2) Closed to new or additional contributions, transfers and loan repayments. See "Money Market Guarantee Account is closed to new money" under "Investment Options" later in this Prospectus.

(3) There is no capitalization constraint on this Fund. The capitalization size of the Fund is driven by stock selection. Currently, the Fund may be considered to be large capitalization.

(4) This is the investment option's new name, effective on or about May 1, 2009, sub ject to regulatory approval. Please see "The Portfolios of the Trusts" under "Investment options" later in this Prospectus for the investment option's former name.


The AllianceBernstein Growth Equity, AllianceBernstein Mid Cap Growth and AllianceBernstein Balanced Funds are managed by AXA Equitable. Each of the other Funds invests in shares of a corresponding portfolio ("Portfolio") of AXA Premier VIP Trust and EQ Advisors Trust (the "Trusts"). You should also read the prospectuses for the Trusts and keep them for future reference.

GUARANTEED OPTIONS. The guaranteed options we offer include a 3-year Guaranteed Rate Account and 5-year Guaranteed Rate Account. If you are an existing contract owner, you may have allocated values to the Money Market Guarantee Account. This investment option is closed to new contributions on January 1, 2009. See "Investment Options" later in this Prospectus.

We have filed registration statements relating to this offering with the Securities and Exchange Commission. A Statement of Additional Information ("SAI"), dated May 1, 2009, which is part of one of the registration statements, is available free of charge upon request by writing to us or calling us toll-free. The SAI has been incorporated by reference into this prospectus. The table of contents for the SAI and a request form to obtain the SAI appear at the end of this prospectus. You may also obtain a copy of this prospectus and the SAI through the SEC website at www.sec.gov. The SAI is available free of charge. You may request one by writing to our Processing Office at The Members Retirement Program, c/o AXA Equitable, Box 2468 GPO, New York, NY 10116, or calling 1-800-523-1125.


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense. The securities are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.

                                                                      x02464/MRP

Contents of this prospectus
--------------------------------------------------------------------


----------------------

When we use the words "we," "us" and "our," we mean AXA Equitable. Please see the index of key words and phrases used in this prospectus. The index will refer you to the page where particular terms are defined or explained.

As explained in certain sections, "you" and "your" may sometimes refer to the employer. For example, "The Program" section of this prospectus is primarily directed at the employer.

When we address the reader of this prospectus with words such as "you" and "your," we generally mean the individual plan participant in one or more of the plans available in the Program. For example, `you" and "your" may refer to the individual plan participant when the contract owner has instructed us to take participant in-plan instructions as the con tract owner's instructions under the contract. For example, in "Transfers and access to your account."

No person is authorized by AXA Equitable Life Insurance Company to give any information or make any representations other than those contained in this prospectus and the SAI, or in other printed or written materials issued by AXA Equitable. You should not rely on any other information or representation.



--------------------------------------------------------------------------------
MEMBERS RETIREMENT PROGRAM
--------------------------------------------------------------------------------
Index of key words and phrases                                               4
Who is AXA Equitable?                                                        5
How to reach us                                                              6
The Program at a glance -- key features                                      8
Employer choice of retirement plans                                          8
Plan features                                                                8
The Contract at a glance -- key features                                     9

--------------------------------------------------------------------------------
FEE TABLE                                                                   11
--------------------------------------------------------------------------------
Examples                                                                    13
Condensed financial information                                             14
Financial statements of investment funds                                    14


--------------------------------------------------------------------------------
1. INVESTMENT OPTIONS                                                       15
--------------------------------------------------------------------------------
The Funds                                                                   15
The Trusts                                                                  17
Risks of investing in the Funds                                             22
Additional information about the Funds                                      23
The guaranteed options                                                      23


--------------------------------------------------------------------------------
2. HOW WE VALUE YOUR ACCOUNT BALANCE IN THE FUNDS                           25
--------------------------------------------------------------------------------
For amounts in the Funds                                                    25
How we determine the unit value                                             25
How we value the assets of the Funds                                        25


--------------------------------------------------------------------------------
3. TRANSFERS AND ACCESS TO YOUR ACCOUNT                                     27
--------------------------------------------------------------------------------
Transfers among investment options                                          27
Disruptive transfer activity                                                27
Our Account Investment Management System (AIMS) and
     our internet website                                                   28
Participant loans                                                           28
Choosing benefit payment options                                            28
Spousal consent                                                             30
Benefits payable after the death of a participant                           30

2  Contents of this prospectus

--------------------------------------------------------------------------------
4. THE PROGRAM                                                              32
--------------------------------------------------------------------------------
Summary of plan choices                                                     32
Getting started                                                             32
How to make Program contributions                                           32
Allocating Program contributions                                            33
Distributions from the investment options                                   33
Rules applicable to participant distributions                               34


--------------------------------------------------------------------------------
5. CHARGES AND EXPENSES                                                     35
--------------------------------------------------------------------------------
Charges based on amounts invested in the Program                            35
Plan and transaction expenses                                               36
Individual annuity charges                                                  36
Charges for state premium and other applicable taxes                        36
Fees paid to associations                                                   36
General information of fees and charges                                     36


--------------------------------------------------------------------------------
6. TAX INFORMATION                                                          37
--------------------------------------------------------------------------------
Buying a contract to fund a retirement arrangement                          37
Income taxation of distributions to qualified plan participants             37


--------------------------------------------------------------------------------
7. MORE INFORMATION                                                         39
--------------------------------------------------------------------------------
About Program changes or terminations                                       39
IRS disqualification                                                        39
About the separate accounts                                                 39
About the general account                                                   39
About legal proceedings                                                     39
Financial statements                                                        39
About the trustee                                                           39
Distribution of the contracts                                               40
Reports we provide and available information                                40
Acceptance                                                                  40

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APPENDIX
--------------------------------------------------------------------------------
I -- Condensed financial information                                       A-1


--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
     TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                  Contents of this prospectus  3

Index of key words and phrases

--------------------------------------------------------------------------------

Below is an index of key words and phrases used in this prospectus. The index will refer you to the page where particular terms are defined or explained. This index should help you locate more information on the terms used in this prospectus.


                                          Page
   AIMS                                     28
   AXA Equitable                             5
   beneficiary                              30
   benefit payment options                  28
   business day                             25
   contract                                 32
   corresponding portfolio         front cover
   disruptive transfer activity             27
   eligible rollover distributions          37
   fair valuation                           26
   GRAs                                     23
   guaranteed options                       23
   individually designed plan               32
   IRA                                      37
   investment funds                front cover
   investment options                       15
   market timing                            27
   Master Trust                             32
   Money Market Guarantee Account           24
   Pooled Trust                             32
   Program                                  32
   Roth 401(k)                               8
   separate accounts                        39
   Trusts                          front cover
   unit value                               25
   unit                                     25
   Volume Submitter Plan                    32
   Volume Submitter Retirement Trust        32
   3-year GRA                               23
   5-year GRA                               23


4  Index of key words and phrases

Who is AXA Equitable?

--------------------------------------------------------------------------------

We are AXA Equitable Life Insurance Company ("AXA Equitable") (until 2004, The Equitable Life Assurance Society of the United States), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc. and AXA Equitable Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $543.2 billion in assets as of December 31, 2008. For more than 100 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.



                                                        Who is AXA Equitable?  5

HOW TO REACH US


You may communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location listed below.


You can reach us as indicated below to obtain:

o Copies of any plans, trusts, adoption agreements, or enrollment or other forms used in the Program.

o   Unit values and other account information under your plan,

o Any other information or materials that we provide in connection with the Program.

INFORMATION ON JOINING THE PROGRAM


--------------------------------------------------------------------------------
 BY PHONE:
--------------------------------------------------------------------------------
1-800-523-1125 (Retirement Program Specialists available weekdays 9 a.m. to 5 p.m., Eastern Time)


--------------------------------------------------------------------------------
 BY REGULAR MAIL:
--------------------------------------------------------------------------------
The Members Retirement Program
c/o AXA Equitable
Box 2011
Secaucus, NJ 07096


--------------------------------------------------------------------------------
 BY REGISTERED, CERTIFIED, OR OVERNIGHT DELIVERY:
--------------------------------------------------------------------------------
The Members Retirement Program
c/o AXA Equitable
500 Plaza Drive, 7th Floor
Secaucus, NJ 07094


--------------------------------------------------------------------------------
 BY INTERNET:
--------------------------------------------------------------------------------
The Members Retirement Program website www.axa-equitable.com/ mrp, provides information about the Program, as well as several interactive tools and resources that can help answer some of your retirement planning questions. The website also provides an e-mail feature that can be accessed by clicking on either "Contact us" or "Send E-Mail to AXA Equitable."

No person is authorized by AXA Equitable Life Insurance Company to give any information or make any representations other than those contained in this prospectus and the SAI, or in other printed or written material issued by AXA Equitable. You should not rely on any other information or representation.

INFORMATION ONCE YOU JOIN THE PROGRAM


--------------------------------------------------------------------------------
 BY PHONE:
--------------------------------------------------------------------------------
1-800-526-2701 (U.S.) or 1-800-526-2701-0 from France, Israel, Italy, Republic of Korea, Switzerland, and the United Kingdom (Account Executives available weekdays 9 a.m. to 5 p.m., Eastern Time).


--------------------------------------------------------------------------------
 TOLL-FREE AIMS:
--------------------------------------------------------------------------------
By calling 1-800-526-2701 or 1-800-526-2701-0, you may, with your assigned personal security code, use AIMS to:

o   Transfer between investment options and obtain account balance information.

o Change the allocation of future contributions and maturing guaranteed options.

o Hear investment performance information, including investment fund unit values and current guaranteed option interest rates.

AIMS operates 24 hours a day. You may speak with our Account Executives during regular business hours about any matters covered by the AIMS.


--------------------------------------------------------------------------------
 BY INTERNET FOR AMOUNTS IN THE TRUST
--------------------------------------------------------------------------------
By logging on to www.axa-equitable.com/mrp, both participants and employers can access certain retirement account information and perform certain financial transactions. Participants can access the information by clicking on Participant Log-In and entering their social security number and personal security code. Participants can use the Internet to access certain retirement account information and perform certain transactions such as:

o Investment performance, current investment fund unit values, and current guaranteed option interest rates.

o Transfer assets between investment options and obtain account balance information.

o Change the allocation of future contributions and maturing Guaranteed Rate Accounts.

Employers can access information by clicking on Employer Log-In and entering their User ID and Password. Employers can use the Internet to access certain plan level retirement account information and perform certain transactions such as:

o Contribution Reports (customizable by date)

o Online Statements

o Transaction History (customizable by date)

o Online remittal of Contributions

o Online remittal of annual Plan and Participant Census Information


--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITHOUT CONTRIBUTION CHECKS SENT
 BY REGULAR MAIL:
--------------------------------------------------------------------------------

The Members Retirement Program
Box 2468 GPO
New York, NY 10116



--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITH CONTRIBUTION CHECKS SENT BY
 REGULAR MAIL:
--------------------------------------------------------------------------------
The Association Members Retirement Program
P.O. Box 1599
Newark, NJ 07101-9764


6  Who is AXA Equitable?

--------------------------------------------------------------------------------
 FOR ALL CORRESPONDENCE (WITH OR WITHOUT CONTRIBUTION
 CHECKS) SENT BY REGISTERED, CERTIFIED, OR OVERNIGHT DELIV-
 ERY:
--------------------------------------------------------------------------------
The Members Retirement Program
c/o AXA Equitable
500 Plaza Drive, 7th Floor
Secaucus, NJ 07094

Your correspondence will be picked up at the mailing address noted above and delivered to our Processing Office. Your correspondence, however, is not considered received by us until it is received at our Processing Office. Our Processing Office is located at 500 Plaza Drive, 7th Floor, Secaucus, NJ 07094.


--------------------------------------------------------------------------------
 BY E-MAIL
--------------------------------------------------------------------------------
We welcome your comments and questions regarding the Members Retirement
Program. If you have a comment or suggestion about the Members Website we would appreciate hearing from you. Go to www.axa-equitable.com/mrp, Participant Services and click on "Contact Us" or click on "email the Members Retirement Program."


                                                        Who is AXA Equitable?  7

The Program at a glance -- key features

--------------------------------------------------------------------------------

EMPLOYER CHOICE OF RETIREMENT PLANS
Our Members Retirement Plan is a defined contribution master plan that can be adopted as a profit-sharing plan (401(k), SIMPLE 401(k), safe harbor 401(k) and Roth 401(k) features are available) and a defined contribution pension plan, or both. A "designated Roth contribution" (Roth 401(k))" may be added to any of the 401(k) features. It allows eligible employees to designate all or part of their elective deferrals as Roth contributions. See "Tax information" below. The Plan is designed to comply with the requirements of Section 404(c) of the Employee Retirement Income Security Act of 1974 ("ERISA"). The Program's investment options are the only investment choices under the Members Retirement Plan.

Our Volume Submitter Plan is a defined contribution plan that can be adopted as a profit-sharing plan (new comparability or age weighted) with or without 401(k) features. The Program's investment options are the only investment choices under the Volume Submitter Plan.

Our Pooled Trust for Individually Designed Plans, which invests through our Investment Only arrangement, allows you to use the investment options in the Program through our Pooled Trust.


PLAN FEATURES


MEMBERS RETIREMENT PLAN:

o   The Program investment options are the only investment choices.

o Plan-level and participant-level recordkeeping, benefit payments, tax withholding and reporting provided.

o   Use of our Master Trust.

o   No minimum amount must be invested.

o   5500 reporting.

o   Automatic updates for law changes.


VOLUME SUBMITTER PLAN:

o   Program investment options used as the only investment choices.

o Plan-level and participant-level recordkeeping, benefit payments, tax withholding and reporting provided.

o   Use of our Volume Submitter Retirement Trust.

o   No minimum amount must be invested.

o   5500 reporting.

o   Automatic updates for law changes (requires employer adoption).


INVESTMENT ONLY:

o   Our Pooled Trust is used for investment only.

o   Recordkeeping services provided for plan assets in Pooled Trust.

PLAN CHARGES AND EXPENSES:

o Plan and transaction charges vary by type of plan adopted, or by specific transaction.


ADDITIONAL FEATURES FOR AMOUNTS HELD IN THE TRUST:

o   Toll-free number available for transfers and account information.

o   Internet website access to account information and transactions.

o   Participant loans (if elected by your employer; some restrictions apply).

o   Regular statements of account.

o   Retirement Program Specialist and Account Executive support.

o Daily valuation of accounts.

--------------------------------------------------------------------------------
                        Members
                        Retirement Plan     Pooled Trust for
                        and Volume          Individually
                        Submitter Plan      Designed Plans
--------------------------------------------------------------------------------
Who selects             Participant         Participant or
investments?                                Trustee, as
                                            specified under
                                            your Plan
--------------------------------------------------------------------------------
Are loans available?    Yes, if permitted   Yes, if permitted
                        under your Plan     under your Plan
--------------------------------------------------------------------------------
When are you eligible   Upon retirement,    Benefits depend
for distributions?      death, disability   upon the terms of
                        or termination of   your Plan
                        employment
--------------------------------------------------------------------------------

8  The Program at a glance -- key features

The Contract at a glance -- key features

--------------------------------------------------------------------------------

CONTRIBUTIONS:

o   Can be allocated to any one option or divided among them.

o Must be made by check or money order payable to AXA Equitable or remitted on line.

o   Must be sent along with a Contribution Remittance Form.

o Are credited on the day of receipt if accompanied by properly completed forms.


TRANSFERS AMONG INVESTMENT OPTIONS:

o Generally, amounts may be transferred among the investment options at any time.

o   Transfers may be made by telephone on AIMS or on our Internet Website.

o   There is no charge for transfers and no tax liability.

o Transfers from the Guaranteed Rate Accounts may not be made prior to maturity.


CHARGES AND EXPENSES:

o Program expense charge assessed against combined value of Program assets in the Trust.

o Investment management and accounting fees and other expenses charged on an investment fund-by-fund basis, as applicable.

o   Record maintenance and report fee.

o   Enrollment fee.

o   Annuity administrative charge.

o Indirectly, charges of underlying variable investment options for investment management, 12b-1 fees and other expenses.


PROFESSIONAL INVESTMENT MANAGEMENT:

Through the investment funds under our contract we make available these professional investment managers who advise or sponsor the different Funds:


o   AXA Equitable


o   AllianceBernstein L.P.


o   BlackRock Investment Management, LLC


o   Bridgeway Capital Management, Inc.

o   Calvert Asset Management Company, Inc.


o   Capital Guardian Trust Company


o   Firsthand Capital Management, Inc.

o   GAMCO Asset Management, Inc.


o   Hirayama Investments, LLC

o   Marsico Capital Management LLC


o   Morgan Stanley Investment Management, Inc.

o   Pacific Investment Management Company, LLC


o   Post Advisory Group, LLC


o   RCM Capital Management LLC


o   SSgA Funds Management, Inc.

o   The Dreyfus Corporation


o   Wellington Management Company, LLP

o   Wentworth Hauser and Violich, Inc.


BENEFIT PAYMENT OPTIONS:

o   Lump sum.

o   Installments on a time certain or dollar certain basis.

o Fixed annuity benefit payout options as available under your employer's plan.

o Variable annuity benefit payout options as available under your employer's plan (described in a separate prospectus for that option).


For more detailed information, we urge you to read the contents of this prospectus. This prospectus is not the group annuity contract. Please feel free to call us if you have any questions.



GUARANTEED OPTIONS:


The three guaranteed options include two Guaranteed Rate Accounts and a Money Market Guarantee Account. The Money Market Guarantee Account is closed to new or additional contributions, transfers and loan repayments. See "Money Market Guarantee Account is closed to new money" under "Investment Options" later in this Prospectus.


For more detailed information, we urge you to read the contents of this Prospectus, as well as your contract. Please feel free to speak with your financial professional, or call us, if you have any questions. If for any reason you are not satisfied with your contract, you may return it to us for a refund within a certain number of days.


TAX ADVANTAGES:


o On earnings

  No tax on investment earnings until withdrawn.


o On transfers

  No tax on internal transfers.


TAX NOTE:

o Because you are purchasing or contributing to an annuity contract to fund a retirement plan qualified under section 401 of the Internal Revenue Code (the "Code") you should be aware that the


                                     The Contract at a glance -- key features  9
   contract meets Code qualification requirements but does not provide tax deferral benefits beyond those already provided by the Code. You should consider whether the contract's features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the features, benefits and costs of the contract relative to other types of arrangements. (For more information, see "Tax information" later in the prospectus.)


10  The Contract at a glance -- key features

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this prospectus.

The first table describes fees and expenses that you will pay if you purchase an annuity payout option. When you purchase or redeem units of any of the investment funds, you will pay no sales load, no deferred sales charge, no surrender fees and no transfer or exchange fees. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.


-----------------------------------------------------------------------------------------------------
 Charges we deduct from your account value if you purchase an annuity payout option
-----------------------------------------------------------------------------------------------------
Charge if you purchase an annuity payout option                    $350

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the underlying trust portfolio fees and expenses.


-----------------------------------------------------------------------------------------------------
 Charges we deduct from your investment funds expressed as an annual percentage of daily net assets
-----------------------------------------------------------------------------------------------------
Maximum program expense charge(1)                                  1.00%
-----------------------------------------------------------------------------------------------------
Maximum program-related other expenses                             0.07%
-----------------------------------------------------------------------------------------------------
Maximum program-related investment management and
accounting fees (applies only to the Pooled Separate Accounts:
AllianceBernstein Growth Equity, AllianceBernstein Mid Cap Growth
and AllianceBernstein Balanced Funds) (2)                          0.65%
-----------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------
 Charges we deduct from your account value at the end of each calendar quarter
-----------------------------------------------------------------------------------------------------
Record maintenance and report fee                                  $ 3.75

-----------------------------------------------------------------------------------------------------
 Charges we may deduct from your account value
-----------------------------------------------------------------------------------------------------
Enrollment fee(3)                                                  $25 per participant

-----------------------------------------------------------------------------------------------------
 Charges we deduct from amounts in the GRAs and the Money Market Guarantee Account
-----------------------------------------------------------------------------------------------------
Maximum program expense charge(1)                                  1.00%


A proportionate share of all fees and expenses paid by a "Portfolio" that corresponds to any investment fund of the Trusts to which monies are allocated also applies. The table below shows the lowest and highest total operating expenses as of December 31, 2008 charged by any of the Portfolios that apply periodically during the time that you own the contract. These fees and expenses are reflected in the investment funds' net asset value each day. Therefore, they reduce the investment return of the fund and the related investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the prospectuses for the Trusts.



-----------------------------------------------------------------------------------------------------
 Portfolio operating expenses expressed as an annual percentage of daily net assets
-----------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2008 (expenses that are deducted     Lowest     Highest
from Portfolio assets including management fees, 12b-1 fees, service fees, and/or  ------     -------
other expenses)                                                                    0.47%      2.45%
-----------------------------------------------------------------------------------------------------



Portfolio operating expenses and separate account expenses expressed as an annual percentage of average daily net assets for the following portfolios: AXA Aggressive Allocation, AXA Conservative Allocation, AXA Conservative-Plus Allocation, AXA Moderate Allocation, AXA Moderate-Plus Allocation, Multimanager Multi-Sector Bond, Multimanager Technology, Target 2015 Allocation, Target 2025 Allocation, Target 2035 Allocation, Target 2045 Allocation, EQ/AllianceBernstein International, EQ/Calvert Socially Responsible, EQ/Capital Guardian Research, EQ/Equity 500 Index, EQ/GAMCO Small Company Value, Global Multi-Sector Equity, EQ/Intermediate Government Bond Index, EQ/International Core PLUS, EQ/Large Cap Growth PLUS, EQ/Large Cap Value PLUS, EQ/Mid Cap Value PLUS, EQ/Money Market, EQ/PIMCO Ultra Short Bond and EQ/Small Company Index.



                                                                    Fee table 11

------------------------------------------------------------------------------
                                               TRUST RELATED EXPENSES
------------------------------------------------------------------------------
                                      Management    12b-1       Other
             Portfolio Name            Fees(4)     Fees(5)   Expenses(6)
 AXA Premier VIP TRUST:
------------------------------------------------------------------------------
AXA Aggressive Allocation               0.10%         0.25%     0.18%
AXA Conservative Allocation             0.10%         0.25%     0.20%
AXA Conservative-Plus Allocation        0.10%         0.25%     0.20%
AXA Moderate Allocation                 0.10%         0.25%     0.17%
AXA Moderate-Plus Allocation            0.10%         0.25%     0.17%
Multimanager Multi-Sector Bond          0.53%         0.25%     0.18%
Multimanager Technology                 0.95%         0.25%     0.22%
Target 2015 Allocation                  0.10%         0.25%     0.45%
Target 2025 Allocation                  0.10%         0.25%     0.47%
Target 2035 Allocation                  0.10%         0.25%     0.84%
Target 2045 Allocation                  0.10%         0.25%     1.53%
------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------
EQ/AllianceBernstein International      0.73%           --      0.17%
EQ/Calvert Socially Responsible         0.65%         0.25%     0.24%
EQ/Capital Guardian Research            0.65%         0.25%     0.12%
EQ/Equity 500 Index                     0.25%         0.25%     0.14%
EQ/GAMCO Small Company Value            0.75%         0.25%     0.14%
EQ/Global Multi-Sector Equity           0.73%         0.25%     0.36%
EQ/Intermediate Government Bond Index   0.35%         0.25%     0.14%
EQ/International Core PLUS              0.60%         0.25%     0.27%
EQ/Large Cap Growth PLUS                0.51%         0.25%     0.23%
EQ/Large Cap Value PLUS                 0.49%         0.25%     0.13%
EQ/Mid Cap Value PLUS                   0.55%         0.25%     0.22%
EQ/Money Market                         0.30%           --      0.17%
EQ/PIMCO Ultra Short Bond               0.48%         0.25%     0.17%
EQ/Small Company Index                  0.25%         0.25%     0.20%



-----------------------------------------------------------------------------------------------------
                                                           TRUST RELATED EXPENSES
-----------------------------------------------------------------------------------------------------
                                                            Total
                                            Acquired        Annual      Fee waivers
                                            Fund Fees       Expenses       and/or       Net Annual
                                          and Expenses      (before       Expense        Expenses
                                           (Underlying      Expense      Reimburse-   (after expense
             Portfolio Name              Portfolios)(7)   Limitation)     ments(8)     limitations)
-----------------------------------------------------------------------------------------------------
 AXA Premier VIP TRUST:
-----------------------------------------------------------------------------------------------------
AXA Aggressive Allocation               0.94%            1.47%         (0.22)%       1.25%
AXA Conservative Allocation             0.68%            1.23%         (0.23)%       1.00%
AXA Conservative-Plus Allocation        0.76%            1.31%         (0.21)%       1.10%
AXA Moderate Allocation                 0.82%            1.34%         (0.19)%       1.15%
AXA Moderate-Plus Allocation            0.87%            1.39%         (0.19)%       1.20%
Multimanager Multi-Sector Bond            --             0.96%            --         0.96%
Multimanager Technology                 0.01%            1.43%            --         1.43%
Target 2015 Allocation                  0.58%            1.38%         (0.20)%       1.18%
Target 2025 Allocation                  0.58%            1.40%         (0.22)%       1.18%
Target 2035 Allocation                  0.57%            1.76%         (0.59)%       1.17%
Target 2045 Allocation                  0.57%            2.45%         (1.28)%       1.17%
-----------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International        --             0.90%          0.00%        0.90%
EQ/Calvert Socially Responsible           --             1.14%          0.00%        1.14%
EQ/Capital Guardian Research              --             1.02%         (0.05)%       0.97%
EQ/Equity 500 Index                       --             0.64%            --         0.64%
EQ/GAMCO Small Company Value              --             1.14%            --         1.14%
EQ/Global Multi-Sector Equity             --             1.34%            --         1.34%
EQ/Intermediate Government Bond Index     --             0.74%            --         0.74%
EQ/International Core PLUS              0.06%            1.18%         (0.02)%       1.16%
EQ/Large Cap Growth PLUS                  --             0.99%          0.00%        0.99%
EQ/Large Cap Value PLUS                   --             0.87%          0.00%        0.87%
EQ/Mid Cap Value PLUS                   0.03%            1.05%          0.00%        1.05%
EQ/Money Market                           --             0.47%            --         0.47%
EQ/PIMCO Ultra Short Bond                 --             0.90%          0.00%        0.90%
EQ/Small Company Index                    --             0.70%            --         0.70%


Pooled trust operating expenses expressed as an annual percentage of average daily net assets for AllianceBernstein Growth Equity, Mid Cap Growth and Balanced Funds



                                Management Fee    Other Expenses          Total
AllianceBernstein Growth Equity    0.30%               0.06%              0.36%
AllianceBernstein Mid Cap Growth   0.65%               0.07%              0.72%
AllianceBernstein Balanced         0.50%               0.06%              0.56%

(1) This is the maximum fee; the program expense charge you actually pay may be lower, as discussed later in this Prospectus, under "Charges and expenses".


(2) These fees apply only to the AllianceBernstein Growth Equity, AllianceBernstein Mid Cap Growth and AllianceBernstein Balanced Funds and will fluctuate from year to year and from fund to fund based on the assets in each fund. See the tables that provide the expenses of each individual investment fund later in this prospectus.

(3) This fee is charged to your employer. If your employer fails to pay this charge, we may deduct the amount from subsequent contributions or from your account value.

(4) The management fees and administrative fees for each portfolio cannot be increased without a vote of each portfolio's shareholders.

(5) Portfolio shares are subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. The maximum annual distribution and/or service (12b-1) fee for Class B and IB shares is 0.50% of the average daily net assets attributable to those shares. Under arrangements approved by each Trust's Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to Class B and Class IB shares of the portfolios. These arrangements will be in effect at least until April 30, 2010. A "--" indicates that there is no Rule 12b-1 Plan in place for the portfolio shown.

(6) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See column entitled "Fee waivers and/or expense reimbursements" and footnote (8) for any expense limitation agreement information.

(7) Each of these variable investment options invests in a corresponding portfolio of one of the Trusts or other unaffiliated investment companies. Each portfolio, in turn, invests in shares of other portfolios of the Trusts and/or shares of unaffiliated portfolios ("the underlying portfolios"). Amounts shown reflect each portfolio's pro rata share of the fees and expenses of the underlying portfolios in which it invests. A "--" indicates that the listed portfolio does not invest in underlying portfolios.


(8) The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. A "--" indicates that there is no expense limitation in effect. "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver reimbursement. AXA Equitable, the investment manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into expense limitation agreements with respect to certain Portfolios, which are effective through April 30, 2010 (unless the Board of Trustees. including a



12 Fee table
  majority of the independent Trustees, of AXAPremier VIP Trust or EQ Advisors Trust, as applicable, consents to an earlier revision or termination of this arrangement). Under these agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, expenses of the underlying portfolios in which the Portfolio invests and extraordinary expenses) to not more than the amounts specified in the agreements. Each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreement provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. See the prospectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain Portfolios of EQ Advisors Trust and AXA Premier VIP Trust is used to reduce the applicable Portfolio's expenses. If the table reflected both the expense limitation arrangements, plus the portion of the brokerage commissions used to reduce Portfolio expenses, the net expenses would be as shown in the table below:




----------------------------------------------
   Portfolio Name
----------------------------------------------
   Multimanager Technology         1.42%
----------------------------------------------
   EQ/Capital Guardian Research    0.96%
----------------------------------------------
   EQ/GAMCO Small Company Value    1.12%
----------------------------------------------
   EQ/Global Multi-Sector Equity   1.33%
----------------------------------------------
   EQ/International Core PLUS      1.14%
----------------------------------------------
   EQ/Mid Cap Value PLUS           1.04%
----------------------------------------------



EXAMPLES

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses.

The examples below show the expenses that a hypothetical contract owner would pay in the situations illustrated and assume the maximum charges applicable under the contract, including the record maintenance and report fee and the enrollment fee. Since there are no surrender charges in connection with amounts invested in the Funds, the expenses are the same whether or not the participant withdraws amounts held in any of the Funds.

The charges used in the examples are the maximum expenses. The guaranteed rate accounts and the money market guarantee account are not covered by the fee table and examples. However, ongoing expenses do apply to the guaranteed rate accounts and the money market guarantee account. These examples should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.


Separate Account 66 examples: These examples assume that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes maximum contract charges and total annual expenses of the portfolios (before expense limitations) set forth in the previous charts. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:



                                                                    Fee table 13

-------------------------------------------------------------------------------------------------------------------------------
                                           If you surrender or do not surrender                  If you annuitize
                                                 your contract at the end                       at the end of the
                                               of the applicable time period                  applicable time period
-------------------------------------------------------------------------------------------------------------------------------
                                          1 Year    3 Years    5 Years    10 Years    1 Year    3 Years    5 Years    10 Years
-------------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
-------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                  $293     $  846     $1,423      $2,978      $643     $1,196     $1,773     $3,328
AXA Conservative Allocation                $266     $  765     $1,288      $2,711      $616     $1,115     $1,638     $3,061
AXA Conservative-Plus Allocation           $277     $  798     $1,344      $2,821      $627     $1,148     $1,694     $3,171
AXA Moderate Allocation                    $283     $  816     $1,374      $2,880      $633     $1,166     $1,724     $3,230
AXA Moderate-Plus Allocation               $285     $  822     $1,384      $2,900      $635     $1,172     $1,734     $3,250
Multimanager Multi-Sector Bond             $254     $  729     $1,228      $2,589      $604     $1,079     $1,578     $2,939
Multimanager Technology                    $292     $  843     $1,418      $2,968      $642     $1,193     $1,768     $3,318
Target 2015 Allocation                     $290     $  837     $1,408      $2,949      $640     $1,187     $1,758     $3,299
Target 2025 Allocation                     $292     $  843     $1,418      $2,968      $642     $1,193     $1,768     $3,318
Target 2035 Allocation                     $320     $  927     $1,556      $3,238      $670     $1,277     $1,906     $3,588
Target 2045 Allocation                     $389     $1,129     $1,888      $3,868      $739     $1,479     $2,238     $4,218
-------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International         $240     $  686     $1,157      $2,446      $590     $1,036     $1,507     $2,796
EQ/Calvert Socially Responsible            $263     $  756     $1,273      $2,680      $613     $1,106     $1,623     $3,030
EQ/Capital Guardian Research               $250     $  717     $1,208      $2,548      $600     $1,067     $1,558     $2,898
EQ/Equity 500 Index                        $213     $  604     $1,018      $2,162      $563     $  954     $1,368     $2,512
EQ/GAMCO Small Company Value               $270     $  777     $1,309      $2,751      $620     $1,127     $1,659     $3,101
EQ/Global Multi-Sector Equity              $288     $  831     $1,398      $2,929      $638     $1,181     $1,748     $3,279
EQ/Intermediate Government Bond Index      $223     $  635     $1,070      $2,268      $573     $  985     $1,420     $2,618
EQ/International Core PLUS                 $269     $  774     $1,304      $2,741      $619     $1,124     $1,654     $3,091
EQ/Large Cap Growth PLUS                   $248     $  711     $1,197      $2,528      $598     $1,061     $1,547     $2,878
EQ/Large Cap Value PLUS                    $237     $  677     $1,141      $2,415      $587     $1,027     $1,491     $2,765
EQ/Mid Cap Value PLUS                      $254     $  729     $1,228      $2,589      $604     $1,079     $1,578     $2,939
EQ/Money Market                            $192     $  540     $  909      $1,936      $542     $  890     $1,259     $2,286
EQ/PIMCO Ultra Short Bond                  $245     $  701     $1,181      $2,494      $595     $1,051     $1,531     $2,844
EQ/Small Company Index                     $220     $  626     $1,054      $2,237      $570     $  976     $1,404     $2,587
-------------------------------------------------------------------------------------------------------------------------------


Pooled separate account examples: These examples assume that you invest $10,000 in the indicated options under the contract for the time periods indicated. All other information and assumptions stated above apply. Although your actual costs may be higher or lower based on these assumptions, your costs would be:


-------------------------------------------------------------------------------------------------------------------------------
                                             If you do not surrender                        If you annuitize
                                            your contract at the end                       at the end of the
                                          of the applicable time period                  applicable time period
-------------------------------------------------------------------------------------------------------------------------------
                                     1 Year    3 Years    5 Years    10 Years    1 Year    3 Years    5 Years    10 Years
-------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth Equity       $175      $490      $  825      $1,760      $525      $840      $1,175     $2,110
AllianceBernstein Mid Cap Growth      $211      $598      $1,008      $2,141      $561      $948      $1,358     $2,491
AllianceBernstein Balanced            $196      $552      $  930      $1,980      $546      $902      $1,280     $2,330


CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this prospectus for condensed financial information concerning the Funds available as of December 31, 2008.



FINANCIAL STATEMENTS OF INVESTMENT FUNDS

Each of the investment funds is, or is part of, one of our separate accounts as described in "About the separate accounts" under "More information" later in this prospectus. The financial statements of the Pooled Separate Accounts, (AllianceBernstein Growth Equity (Separate Account No. 4), AllianceBernstein Mid Cap Growth (Separate Account No. 3) and AllianceBernstein Balanced (Separate Account No. 10)) and Separate Account No. 66 as well as the financial statements of AXA Equitable are included in the SAI. The financial statements for each Trust are in the SAI for that Trust.


14 Fee table

1. Investment options

--------------------------------------------------------------------------------


We offer various investment options under the contract which include: investment funds that we call the "Funds," and 2 guaranteed rate accounts. The Money Market Guarantee Account is no longer being sold. See "Money Market Guarantee Account is closed to new money" under "Investment options" later in this Prospectus for further information.



THE FUNDS

Each Fund has a different investment objective. The Funds try to meet their investment objectives by investing either in a portfolio of securities or by holding mutual fund shares. We cannot assure you that any of the Funds will meet their investment objectives.


THE ALLIANCEBERNSTEIN GROWTH EQUITY FUND



OBJECTIVE

The investment objective of the AllianceBernstein Growth Equity Fund is to achieve long-term growth of capital. The Fund seeks to achieve its objective by investing its assets in securities represented in the Russell 1000 Growth Index ("Index"); it is intended that the Fund seeks to approximate the performance of the Index on an annualized basis.


INVESTMENT STRATEGIES

The Manager will use a replication construction technique to initiate and maintain the portfolio. The Fund seeks to approximate the Russell 1000 Growth Index by owning all securities in the portfolio in the approximate weight each represents in the Index. The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. (Source: Russell Investment Group).

The majority of trading in the Fund will take place in June, after the annual reconstitution of the Russell indexes by Russell Investments. The list of constituents is ranked based on total market capitalization as of May 31st of each year, with the actual reconstitution effective in June. Changes to the membership lists are pre-announced and subject to change if any corporate activity occurs or if any new information is received prior to release.

Typically, passively managed portfolios are rebalanced when cash is accumulated due to dividend and interest receipts, monies received from corporate reorganizations (i.e. tenders, mergers and buybacks) and external cash flows.

AllianceBernstein will utilize index futures and Exchange Traded Funds to equitize short-term cash balances or effect basis trades to minimize transaction costs. These instruments are used if they provide a more cost-effective alternative than transacting in the cash market.

The Fund is valued daily.


RISKS OF INVESTMENT STRATEGIES

See "Risks of investing in the funds," later in this prospectus, for information on the risks associated with an investment in the Funds generally, and in the AllianceBernstein Growth Equity Fund specifically.


THE ALLIANCEBERNSTEIN MID CAP GROWTH FUND

OBJECTIVES

The AllianceBernstein Mid Cap Growth Fund seeks to achieve long-term capital growth, through a diversified portfolio of equity securities. The account attempts to achieve this objective by investing primarily in the common stock of medium-sized companies which have the potential to grow faster than the general economy and to grow into much larger companies.


INVESTMENT STRATEGIES


The AllianceBernstein Mid Cap Growth Fund is actively managed to obtain excess return versus the Russell Mid Cap Growth Index. The Fund invests at least 80% of its total assets in the common stock of companies with medium capitalizations at the time of the Fund's investment, similar to the market capitalizations of companies in the Russell Mid Cap Growth Index. Companies whose capitalizations no longer meet this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. If deemed appropriate, in order to meet the investment objectives, the Fund may invest in companies in cyclical industries, as well as in securities that the adviser believes are temporarily undervalued. The Fund may also invest in foreign companies without substantial business in the United States.

The Fund may also invest in other types of securities including convertible preferred stocks, convertible debt securities and short-term securities such as corporate notes, and temporarily invest in money market instruments. Additionally, the Fund may invest up to 10% of its total assets in restricted securities.

The Fund attempts to generate excess return by taking active risk in security selection by looking for companies with unique growth potential. The Fund may also be concentrated in industries where research resources indicate there is high growth potential.



RISKS OF INVESTMENT STRATEGIES

See "Risks of investing in the funds" later in this prospectus, for information on the risks associated with an investment in the Funds generally, and in the AllianceBernstein Mid Cap Growth Fund specifically. Note, however, that due to the AllianceBernstein Mid Cap Growth Fund's investment policies, this Fund provides greater growth potential and greater risk than the AllianceBernstein Growth Equity and AllianceBernstein Balanced Funds. As a result, you should consider limiting the amount allocated to this Fund, particularly as you near retirement.


                                                          Investment options  15

THE ALLIANCEBERNSTEIN BALANCED FUND


OBJECTIVES


The Balanced Account (the "Portfolio") seeks to achieve both appreciation of capital and current income through investment in a diversified Portfolio of publicly traded common stocks, equity-type securities, debt securities and short-term money-market instruments. The Balanced Portfolio will include allocations to three sub-portfolios: Global Structured Equity, US Core Fixed Income and Cash.



INVESTMENT STRATEGIES

The Global Structured Equity sub-portfolio's objective is to deliver consistent excess returns driven by intensive company research combined with a disciplined portfolio construction process focused on risk control. The sub-portfolio targets long-term growth of capital and to outperform the Morgan Stanley Capital International (MSCI) World Index over any three year period.


The Global Structured Equity sub-portfolio invests primarily in equity and equity type securities (such as convertible bonds, convertible preferred and warrants) by using a disciplined investment approach to identify attractive investment candidates based on internally generated research. The Adviser's global industry research analysts are responsible for a primary research universe of companies that are primarily stocks in the MSCI World Index or stocks with similar characteristics that meet the Advisor's investment criteria. The analysts conduct in-depth research on these companies to uncover the most attractive investment opportunities. The sub-portfolio is constructed to maximize exposure to stocks selected by the Advisor's analysts and Portfolio Managers. Individual security weights are a function of the analyst view, ownership within other portfolios, volatility, correlation and index weight. It may also hold securities to control risk and to limit the traditional sources of risk such as style/theme exposures. The result is a combination of stocks in the sub-portfolio with fundamental characteristics, as well as country and sector weightings that approximate those of the benchmark. The sub-portfolio primarily invests its assets in countries included in the MSCI World Index, however the portfolio may not invest in Emerging Market securities that fall into the MSCI Emerging Markets country definition. The sub-portfolio may also utilize currency hedging through the use of currency forwards. For the currency hedging process, the Advisor uses forward contracts that require the purchase or delivery of a foreign currency at some future date. The price paid for the contract is the current price of the foreign currency in U.S. dollars plus or minus an adjustment based on the interest rate differential between the U.S. dollar and the foreign currency. This process utilizes the Advisor's currency multi-factor expected return model based upon: interest rate differentials, current account imbalances, convergence to purchasing-power parity and market momentum. The strategy is implemented using optimization tools that explicitly recognize the link between return potential and risk. The use of currency forwards may only be used for currency hedging purposes. The use of cross hedging may only be utilized with prior approval of AXA Equitable.


The US Core Fixed Income's sub-portfolio seeks to consistently add value relative to the broad bond market and core fixed income managers through a research driven, disciplined search for relative value opportunities across the full range of fixed income market sectors. It is actively managed, seeking to add value through a combination of sector and security-specific selections.


The Fixed Income process capitalizes on our firm's independent fundamental and quantitative research in an effort to add value. The process begins with proprietary expected return forecasts of our quantitative research team, which narrow the investment universe and identify those sectors, securities, countries and currencies that appear most/ least attractive. These quantitative forecasts enable us to prioritize the further in-depth analysis of our fundamental credit and economic research teams. These fundamental research teams are focused on forecasting credit and economic fundamentals which confirm or refute our quantitative model findings.


Once the quantitative and fundamental forecasts have been made, our most senior research and portfolio management professionals meet in "research review" sessions where the forecasts are vetted with the goal of reconciling any differences between quantitative and fundamental projections and determining conviction level in each forecast, and identifying major themes to be implemented in the portfolios. The US Core team then translates the final research recommendations -- the output of the research review sessions -- into an appropriate portfolio risk target (tracking error). The US Core Team budgets this risk across the primary decisions (sector allocation, security selection and yield curve structure) with the use of proprietary portfolio construction tools.


The US Core Fixed Income sub-portfolio may invest in a wide variety of publicly traded debt instruments. The sub-portfolio's non-money market securities will consist primarily of publicly-traded securities issued or guaranteed by the United States Government (such as U.S. Treasury securities) or its agencies (such as the Government National Mortgage Association), or instrumentalities (such as the Federal National Mortgage Association), US dollar-denominated sovereign and corporate debt of developed and developing nations, including, but not limited to, bank obligations, notes, asset-backed securities, mortgage-related securities (includes agency and non-agency fixed, Adjustable Rate Mortgage and hybrid pass-throughs, agency and non-agency Collateralized Mortgage Obligation's, and dollar rolls), zero coupon bonds, preferred stock, trust preferred securities and inflation protected securities. At the time in which the account enters into a transaction involving the future delivery of securities, the Advisor will maintain cash equivalents or other liquid securities in the portfolio having an amount equal to or greater than the market value of the position/commitment in question. In addition, the Advisor will monitor the account on a periodic basis to ensure that adequate coverage is maintained. It may also purchase 144A securities. The sub-portfolio may also buy debt securities with equity features, such as conversion or exchange rights or warrants for the acquisition of stock or participations based on revenues, sales or profits. All such securities will be investment grade, at the time of acquisition, i.e., rated BBB or higher by Standard & Poor's Corporation (S&P), Baa or higher by Moody's Investor Services, Inc. (Moody's), BBB or higher by Fitch or if unrated, will be of comparable investment quality. It may invest directly in investment grade money market instruments. Cash equivalent invest-



16 Investment options
ments are defined as any security that has a maturity less than one year, including repurchase agreements, in accordance with AXA Equitable guidelines.

Swap transactions are prohibited.


The overall sub-portfolio duration is maintained approximately within 10% of the Lehman Aggregate Bond Index.


The Cash sub-portfolio may invest directly in investment-grade money market instruments.

The portfolio may invest in cash equivalents in a commingled investment fund managed by the Adviser.


ASSET ALLOCATION POLICIES

The Portfolio includes an asset allocation with a 60% weighting for equity securities and a 40% weighting for debt securities (see chart below). This asset allocation, which has been adapted to AXA Equitable specifications, is summarized below. The Advisor will allow the relative weightings of the Portfolio's debt and equity components to vary in response to markets, but ordinarily only by +/- 3% of the portfolio. Beyond those ranges, the Advisor may generally rebalance the Portfolio toward the targeted asset allocation, in line with AXA Equitable specifications. However, under extraordinary circumstances, when the Advisor believes that conditions favoring one investment style are compelling, the ranges may expand to 10% of the Portfolio, with AXA Equitable's prior consent. Furthermore, the Advisor reserves the right to modify the rebalancing targets which are based on the Advisor's current quantitative research, should prevailing market conditions and other factors necessitate.

--------------------------------------------------------------------------------
Allocation                                          AXA Equitable's
Portfolio Type          Sub-Portfolio Portfolio     Specified Target
--------------------------------------------------------------------------------
Global Equity           Global Structured Equity          60%
--------------------------------------------------------------------------------
Total fixed and money
market instruments:                                       40%
o Fixed                 o 35%-US Core Fixed Income
o Money market          o 5%-Cash
  instruments
--------------------------------------------------------------------------------

RISKS OF INVESTMENT STRATEGIES

See "Risks of investing in the Funds", below, for information on the risks associated with an investment in the funds generally, and in the AllianceBernstein Balanced Fund specifically.


INVESTMENT MANAGER

We manage the AllianceBernstein Growth Equity, AllianceBernstein Mid Cap Growth and AllianceBernstein Balanced Funds. We currently use the personnel and facilities of AllianceBernstein L.P. ("AllianceBernstein") for portfolio management, securities selection and transaction services. We are the majority-owners of AllianceBernstein, a limited partnership. We and AllianceBernstein are each registered investment advisers under the Investment Advisers Act of 1940.

AllianceBernstein acts as investment adviser to various separate accounts of AXA Equitable and other affiliated insurance companies. AllianceBernstein also provides investment management and advisory services to mutual funds, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. The following portfolio managers are primarily responsible for the day-to-day management of the portfolios:



--------------------------------------------------------------------------------
                             Portfolio           Business experience
 Fund                        Manager             for past 5 years
--------------------------------------------------------------------------------
AllianceBernstein Growth     Judith A. De Vivo   Portfolio Manager at
Equity Fund                                      AllianceBernstein since 1984.
--------------------------------------------------------------------------------
AllianceBernstein Mid Cap    John H. Fogarty     Portfolio Manager at
Growth Fund                                      AllianceBernstein since 1997.
--------------------------------------------------------------------------------
AllianceBernstein Balanced   Alison Martier      Portfolio Manager at
Fund                                             AllianceBernstein since 1993
                             Shawn Keegan        Portfolio Manager at
                                                 AllianceBernstein since 2001
                             Greg Wilensky       Portfolio Manager at
                                                 AllianceBernstein since 1996
                             Joshua Lisser       Portfolio Manager at
                                                 AllianceBernstein since 1992
                             Seth Masters        Portfolio Manager at
                                                 AllianceBernstein since 1995
                             Joran Laird         Portfolio Manager at
                                                 AllianceBernstein since 2000
--------------------------------------------------------------------------------


The SAI provides additional information about the portfolio managers including compensation, other accounts managed and ownership of securities in the fund.


As of December 31, 2008, AllianceBernstein had total assets under management of $462 billion. AllianceBernstein's main office is located at 1345 Avenue of the Americas, New York, New York 10105.


The Investment Committee of our Board of Directors must authorize or approve the securities held in the AllianceBernstein Growth Equity, AllianceBernstein Mid Cap Growth and AllianceBernstein Balanced Funds. Subject to the Investment Committee's broad supervisory authority, our investment officers and managers have complete discretion over the assets of these Funds and have been given discretion as to sales and, within specified limits, purchases of stocks, other equity securities and certain debt securities. When an investment opportunity arises that is consistent with the objectives of more than one account, we allocate investment opportunities among accounts in an impartial manner based on certain factors such as investment objective and current investment and cash positions.


PORTFOLIO HOLDINGS POLICY FOR THE POOLED SEPARATE ACCOUNTS

A description of the policies and procedures with respect to disclosure of the portfolio securities of the AllianceBernstein Balanced Fund, the AllianceBernstein Growth Equity Fund and the AllianceBernstein Mid Cap Growth Fund is available in the SAI. Generally, portfolio information is available 15 days after the month end free of charge by calling 1 (866) 642-3127.


THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on Trust shares


                                                          Investment options  17
are reinvested in full. The Board of Trustees of each Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about each Trust, its portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 Plan relating to its Class IB/B shares and other aspects of its operations, appears in the prospectuses for each Trust, which are attached at the end of this prospectus or in their respective SAIs, which are available upon request.


The AXA Aggressive Allocation Fund, AXA Conservative Allocation Fund, AXA Conservative-Plus Allocation Fund, AXA Moderate Allocation Fund, AXA Moderate-Plus Allocation Fund, Multimanager Multi-Sector Bond Fund, Multimanager Technology Fund, Target 2015 Allocation Fund, Target 2025 Allocation Fund, Target 2035 Allocation Fund, Target 2045 Allocation Fund, EQ/AllianceBernstein International Fund, EQ/Calvert Socially Responsible Fund, EQ/Capital Guardian Research Fund, EQ/Equity 500 Index Fund, EQ/GAMCO Small Company Value Fund, EQ/Global Multi-Sector Equity Fund, EQ/Intermediate Government Bond Index Fund, EQ/International Core PLUS Fund, EQ/Large Cap Growth PLUS Fund, EQ/Large Cap Value PLUS Fund, EQ/Mid Cap Value PLUS Fund, EQ/Money Market Fund, EQ/PIMCO Ultra Short Bond Fund and EQ/Small Company Index Fund invest in corresponding portfolios of the Trusts. The investment results you will experience in any one of those investment funds will depend on the investment performance of the corresponding portfolios.



18  Investment options

PORTFOLIOS OF THE TRUSTS

The AXA Allocation Portfolios offer participants a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios by AXA Equitable. AXA Equitable may promote the benefits of such portfolios to participants and/or suggest, incidental to the sale of this contract, that participants consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In addition, due to the relative diversification of the underlying portfolios covering various asset classes and categories, the AXA Allocation Portfolios may enable AXA Equitable to more efficiently manage AXA Equitable's financial risks associated with certain guaranteed features. Please see "Allocating Program contributions" in "The Program" for more information about your role in managing your allocations.

AXA Equitable serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA Equitable has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, AXA Equitable oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below shows the names of the corresponding portfolios, their investment objectives, and their Investment Manager and/or sub-adviser(s).



-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Trust          Share                                                 Investment Manager
 Portfolio Name                 Class    Objective                                   (or Sub-Adviser(s), as applicable)
-----------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION         B      Seeks long-term capital appreciation.       o AXA Equitable
-----------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION       B      Seeks a high level of current income.       o AXA Equitable
-----------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS             B      Seeks current income and growth of          o AXA Equitable
ALLOCATION                               capital, with agreater emphasis on
                                         current income.
-----------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION           B      Seeks long-term capital appreciation        o AXA Equitable
                                         and current income.

-----------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS                 B      Seeks long-term capital appreciation        o AXA Equitable
ALLOCATION                               and current income, with a greater X
                                         and current appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR         B      High total return through a combination     o Pacific Investment Management
BOND(1)                                  of current income and capital                 Company LLC
                                         appreciation.                               o Post Advisory Group, LLC
                                                                                     o SSgA Funds Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY           B      Long-term growth of capital.                o Firsthand Capital Management, Inc.
                                                                                     o RCM Capital Management LLC
                                                                                     o SSgA Funds Management, Inc.
                                                                                     o Wellington Management Company, LLP
-----------------------------------------------------------------------------------------------------------------------------------
TARGET 2015 ALLOCATION            B      Seeks the highest total return over       o AXA Equitable
                                         time consistent with its asset mix.
                                         Total return includes capital growth
                                         and income.
-----------------------------------------------------------------------------------------------------------------------------------
TARGET 2025 ALLOCATION            B      Seeks the highest total return over       o AXA Equitable
                                         time consistent with its asset mix.
                                         Total return includes capital growth
                                         and income.
-----------------------------------------------------------------------------------------------------------------------------------
TARGET 2035 ALLOCATION            B      Seeks the highest total return over        o AXA Equitable
                                         time consistent with its asset mix.
                                         Total return includes capital growth
                                         and income.
-----------------------------------------------------------------------------------------------------------------------------------
TARGET 2045 ALLOCATION            B      Seeks the highest total return over       o AXA Equitable
                                         time consistent with its asset mix.
                                         Total return includes capital growth
                                         and income.
-----------------------------------------------------------------------------------------------------------------------------------


                                                           Investment options 19

-----------------------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust            Share                                                            Investment Manager or Sub-
 Portfolio Name               Class    Objective                                               (Adviser(s), as applicable)
-----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN           IA      Seeks to achieve long-term growth of capital.           o AllianceBernstein L.P.
INTERNATIONAL
-----------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY            IB      Seeks to achieve long-term capital appreciation.        o Calvert Asset Management Company,
RESPONSIBLE                                                                                      Inc.
                                                                                               o Bridgeway Capital Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH   IB      Seeks to achieve long-term growth of capital.           o Capital Guardian Trust Company
-----------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX            IB      Seeks a total return before expenses that               o AllianceBernstein L.P.
                                       approximates the total return performance of the S&P
                                       500 Index, including reinvestment of dividends, at a
                                       risk level consistent with that of the S&P 500 Index.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY         IB      Seeks to maximize capital appreciation.                 o GAMCO Asset Management Inc.
VALUE FUND
-----------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR         IB      Seeks to achieve long-term capital appreciation.        o BlackRock Investment Management,
EQUITY(2)                                                                                        LLC
                                                                                               o Morgan Stanley Investment
                                                                                                 Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE                IB      Seeks to achieve a total return before expenses that    o SSgA Funds Management, Inc.
GOVERNMENT BOND INDEX                  approximates the total return performance of the
                                       Barclays Capital Intermediate Government Bond
                                       Index, ("Index"), including reinvestment of dividends,
                                       at a risk level consistent with that of the Index.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS     IB      Seeks to achieve long-term growth of capital.           o AXA Equitable
                                                                                               o Hirayama Investments, LLC
                                                                                               o SSgA Funds Management, Inc.
                                                                                               o Wentworth Hauser and Violich, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS       IB      Seeks to provide long-term capital growth.              o AXA Equitable
                                                                                               o Marsico Capital Management LLC
                                                                                               o SSgA Funds Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS        IB      Seeks to achieve capital appreciation.                  o AXA Equitable
                                                                                               o AllianceBernstein L.P.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS          IB      Seeks to achieve long-term capital appreciation.        o AXA Equitable
                                                                                               o SSgA Funds Management, Inc.
                                                                                               o Wellington Management Company LLP
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET                IA      Seeks to obtain a high level of current income,         o The Dreyfus Corporation
                                       preserve its assets and maintain liquidity.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND(3)   IB      Seeks to generate a return in excess of traditional     o Pacific Investment Management
                                       money market products while maintaining an                Company, LLC
                                       emphasis on preservation of capital and liquidity.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY               IB      Seeks to replicate as closely as possible (before the   o AllianceBernstein L.P.
INDEX                                  deduction of Portfolio expenses) the total return of
                                       the Russell 2000 Index.
-----------------------------------------------------------------------------------------------------------------------------------



* The following chart reflects the portfolio's former name in effect until on or about May 1, 2009, subject to regulatory approval. The number in the "Footnote No." column corresponds with the number contained in the chart above.


20 Investment options

--------------------------------------------------------------------------------
 Footnote No.    Portfolio's Former Name
--------------------------------------------------------------------------------
                 AXA Premier VIP Trust
--------------------------------------------------------------------------------
  1             Multimanager High Yield
--------------------------------------------------------------------------------
                 EQ Advisors Trust
--------------------------------------------------------------------------------
  2             EQ/Van Kampen Emerging Markets Equity
--------------------------------------------------------------------------------
  3             EQ/PIMCO Real Return
--------------------------------------------------------------------------------



You should consider the investment objectives, risks, and charges and expenses of the Portfolios carefully before investing. The prospectuses for the Portfolios contain this and other important information about the Portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Trust prospectuses that do not accompany this prospectus, you may call one of our customer service representatives at 1-800-523-1125.



                                                           Investment options 21

RISKS OF INVESTING IN THE FUNDS

All of the Funds invest in securities of one type or another. You should be aware that any investment in securities carries with it a risk of loss, and you could lose money investing in the Funds. The different investment objectives and policies of each Fund may affect the return of each Fund and the risks associated with an investment in that Fund.

Additionally, market and financial risks are inherent in any securities investment. By market risks, we mean factors which do not necessarily relate to a particular issuer, but affect the way markets, and securities within those markets, perform. Market risks can be described in terms of volatility, that is, the range and frequency of market value changes. Market risks include such things as changes in interest rates, general economic conditions and investor perceptions regarding the value of debt and equity securities. By financial risks we mean factors associated with a particular issuer which may affect the price of its securities, such as its competitive posture, its earnings and its ability to meet its debt obligations.


The risk factors associated with an investment in the AllianceBernstein Growth Equity, AllianceBernstein Mid Cap Growth and AllianceBernstein Balanced Funds are described below. See the SAI for additional information regarding certain investment techniques used by these Funds. See the applicable Trust prospectus for risks and factors and investment techniques associated with an investment in the AXA Aggressive Allocation Fund, AXA Conservative Allocation Fund, AXA Conservative-Plus Allocation Fund, AXA Moderate Allocation Fund, AXA Moderate-Plus Allocation Fund, Multimanager Multi-Sector Bond Fund, Multimanager Technology Fund, Target 2015 Allocation Fund, Target 2025 Allocation Fund, Target 2035 Allocation Fund, Target 2045 Allocation Fund, EQ/AllianceBernstein International Fund, EQ/Calvert Socially Responsible Fund, EQ/Capital Guardian Research Fund, EQ/Equity 500 Index Fund, EQ/GAMCO Small Company Value Fund, EQ/Global Multi-Sector Equity Fund, EQ/Intermediate Government Bond Index Fund, EQ/International Core PLUS Fund, EQ/Large Cap Growth PLUS Fund, EQ/Large Cap Value PLUS Fund, EQ/Mid Cap Value PLUS Fund, EQ/Money Market Fund, EQ/PIMCO Ultra Short Bond Fund and EQ/Small Company Index Fund.


Important factors associated with an investment in the AllianceBernstein Growth Equity, AllianceBernstein Mid Cap Growth and AllianceBernstein Balanced Funds are discussed below.

COMMON STOCK. Investing in common stocks and related securities involves the risk that the value of the stocks or related securities purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the Fund's investments -- and, therefore, the value of the Fund's units -- to fluctuate.


SECURITIES OF MEDIUM AND SMALLER SIZED COMPANIES. The AllianceBernstein Mid Cap Growth Fund invests primarily in the securities of medium sized companies. The AllianceBernstein Balanced Fund may also make these investments, as well as investments in smaller sized companies. The securities of small and medium sized, less mature, lesser known companies involve greater risks than those normally associated with larger, more mature, well-known companies. Therefore, consistent earnings may not be as likely in small companies as in large companies.


The Funds also run a risk of increased and more rapid fluctuations in the value of their investments in securities of small or medium sized companies. This is due to the greater business risks of small size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small (less than $1 billion) and medium (between $1 and $15 billion) capitalization stocks and stocks of recently organized companies have fluctuated more than the larger capitalization stocks and the overall stock market. One reason is that small- and medium-sized companies have a lower degree of liquidity in the markets for their stocks.


NON-EQUITY SECURITIES. Investing in non-equity securities, such as bonds and debentures, involves the risk that the value of these securities held by the AllianceBernstein Balanced Fund -- and, therefore, the value of the Fund's units -- will fluctuate with changes in interest rates (interest rate risk) and the perceived ability of the issuer to make interest or principal payments on time (credit risk). Moreover, convertible securities which may be in the AllianceBernstein Mid Cap Growth, and AllianceBernstein Balanced Funds, such as convertible preferred stocks or convertible debt instruments, contain both debt and equity features, and may lose significant value in periods of extreme market volatility.

FOREIGN INVESTING. Investing in securities of foreign companies that may not do substantial business in the U.S. involves additional risks, including risk of loss from changes in the political or economic climate of the countries in which these companies do business. Foreign currency fluctuations, exchange controls or financial instability could cause the value of the AllianceBernstein Mid Cap Growth and AllianceBernstein Balanced Funds' foreign investments to fluctuate. Additionally, foreign accounting, auditing and disclosure standards may differ from domestic standards, and there may be less regulation in foreign countries of stock exchanges, brokers, banks, and listed companies than in the United States. As a result, the Funds' foreign investments may be less liquid and their prices may be subject to greater fluctuations than comparable investments in securities of U.S. issuers.


RESTRICTED SECURITIES. Investing in restricted securities involves additional risks because these securities generally (1) are less liquid than non-restricted securities and (2) lack readily available market quotations. Accordingly, the AllianceBernstein Mid Cap Growth and AllianceBernstein Balanced Funds may be unable to quickly sell their restricted security holdings at fair market value.


The following discussion describes investment risks unique to either the AllianceBernstein Growth Equity Fund, AllianceBernstein Mid Cap Growth Fund or the AllianceBernstein Balanced Fund.


INVESTMENT POLICIES. Due to the AllianceBernstein Mid Cap Growth Fund's investment policies, this Fund provides greater growth potential and may have greater risk than other equity offerings. As a result, you should consider limiting the amount allocated to this Fund, particularly as you near retirement.

DEBT SECURITIES SUBJECT TO PREPAYMENT RISKS. Mortgage-related securities and certain collateralized mortgage obligations, asset-backed securities and other debt instruments in which the AllianceBernstein Balanced Fund may invest are subject to prepayments prior to their


22  Investment options
stated maturity. The Fund, however, is unable to accurately predict the rate at which prepayments will be made, as that rate may be affected, among other things, by changes in generally prevailing market interest rates. If prepayments occur, the Fund suffers the risk that it will not be able to reinvest the proceeds at as high a rate of interest as it had previously been receiving. Also, the Fund will incur a loss to the extent that prepayments are made for an amount that is less than the value at which the security was then being carried by the fund. Moreover, securities that may be prepaid tend to increase in value less during times of declining interest rates, and to decrease in value more during times of increasing interest rates, than do securities that are not subject to prepayment.


WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The AllianceBernstein Balanced and AllianceBernstein Mid Cap Growth Funds may purchase and sell securities on a when-issued or delayed delivery basis. In these transactions, securities are purchased or sold by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. The Fund will sell on a forward settlement basis only securities it owns or has the right to acquire.

HEDGING TRANSACTIONS. The AllianceBernstein Balanced Fund may engage in transactions which are designed to protect against potential adverse price movements in securities owned or intended to be purchased by the Fund.


RISKS ASSOCIATED WITH THE ALLIANCEBERNSTEIN BALANCED FUND.

Bonds rated below A by S&P, Moody's or Fitch are more susceptible to adverse conditions or changing circumstances than those rated A or higher; but we regard these lower rated bonds as having adequate capacity to pay principal and interest.


RISKS ASSOCIATED WITH THE ALLIANCEBERNSTEIN GROWTH EQUITY FUND

While the objective of the Fund is to approximate the return of the Russell 1000 Growth Index, the actual performance of the account may deviate from the Index as a result of transaction costs, equitization of cash, security price deviations, investment management fees, operating expense charges such as custody and audit fees, any potential future exchange trading limits, and internal stock restrictions, all of which affects the Fund but not the Index. This deviation is commonly referred to as "tracking error". The account attempts to minimize these deviations through a management process which strives to minimize transactions costs, keep the account fully invested and maintain a portfolio with characteristics that are systematically the same as those of the Russell 1000 Growth Index.



ADDITIONAL INFORMATION ABOUT THE FUNDS


CHANGE OF INVESTMENT OBJECTIVES

We can change the investment objectives of the AllianceBernstein Growth Equity, AllianceBernstein Mid Cap Growth and AllianceBernstein Balanced Funds if the New York State Insurance Department approves the change.

The investment objectives of the portfolios of the Trusts may be changed by the Board of Trustees of the applicable Trust without the approval of shareholders. (See "Voting rights" below.)

VOTING RIGHTS

No voting rights apply to any of the separate accounts or to the Guaranteed Options. We do, however, have the right to vote shares of the Trusts held by the funds.

If a Trust holds a meeting of shareholders, we will vote the shares of the Trust's portfolios allocated to the corresponding Funds in accordance with instructions received from employers, participants or trustees, as the case may be. Shares will be voted in proportion to the voter's interest in the Funds holding the shares as of the record date for the shareholders meeting. We will vote the shares for which no instructions have been received in the same proportion as we vote shares for which we have received instructions. Employers, participants or trustees will receive: (1) periodic reports relating to each Trust and (2) proxy materials, together with a voting instruction form, in connection with shareholder meetings.

Currently, we control the Trusts. The Trusts' shares are held by other separate accounts of ours and by separate accounts of insurance companies unaffiliated with us. We generally will vote shares held by these separate accounts which will generally be voted according to the instructions of the owners of insurance policies and contracts funded through those separate accounts, thus diluting the effect of your voting instructions.


THE GUARANTEED OPTIONS

We offer three different guaranteed options:

o  two Guaranteed Rate Accounts (GRAs), and


o our Money Market Guarantee Account (for existing contract owners who have allocated values to the Money Market Guarantee Account only).


We guarantee the amount of your contributions to the guaranteed options and the interest credited. Contributions to the guaranteed options become part of our general account, which supports all of our insurance and annuity guarantees as well as our general obligations. The general account, as part of our insurance and annuity operations, is subject to regulation and supervision by the Insurance Department of the State of New York and to insurance laws and regulations of all jurisdictions in which we are authorized to do business.

Your investment in a guaranteed option is not regulated by the Securities and Exchange Commission, and the following discussion about the guaranteed options has not been reviewed by the staff of the SEC. The discussion, however, is subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements made.


The Money Market Guarantee Account is no longer being offered. Please see "Money Market Guarantee Account is closed to new money" later in this section.



GUARANTEED RATE ACCOUNTS

We offer a GRA that matures in three years (3-year GRA) and a GRA that matures in five years (5-year GRA). Your contributions to the GRAs earn the guaranteed interest rate then in effect when your contribution is credited to your plan account. The interest rate is expressed


                                                          Investment options  23
as an effective annual rate, reflecting daily compounding and the deduction of applicable asset-based fees. See "Charges and expenses" later in this prospectus.

You can make new contributions or transfer amounts from other investment options to a GRA at the current guaranteed rate at any time. New guaranteed rates are offered each Wednesday and are available for a seven-day period. The GRA rate will vary from one seven-day period to another, but will never be less than 1%. You may call AIMS or access our Website to obtain our current GRA rates. You earn interest from the day after your contribution or transfer is credited through the maturity date of the GRA. See "Maturing GRAs" in the SAI for more information. The amount of your contribution and interest that is guaranteed is subject to any penalties applicable upon premature withdrawal. See "Premature withdrawals and transfers from a GRA" in the SAI.


RESTRICTIONS ON WITHDRAWALS AND TRANSFERS

o You may not transfer from one GRA to another or from a GRA to another investment option except at maturity.

o You may transfer other amounts at any time to a GRA at the current guaranteed rate.

o Withdrawals may be made from a GRA before maturity if: you are disabled; you attain age 70-1/2; you die; or you are not self-employed and your employment is terminated.

o You may not remove GRA funds before maturity to take a loan, hardship or other in-service withdrawal, as a result of a trustee-to-trustee transfer, or to receive benefits from a terminated plan.

o Certain other withdrawals prior to maturity are permitted, but may be subject to penalty. See "Procedures for withdrawals, distributions and transfers from a GRA" in the SAI.



MONEY MARKET GUARANTEE ACCOUNT IS CLOSED TO NEW MONEY

On January 1, 2009, the Money Market Guarantee Account was closed to new contributions and loan repayments. Any amounts you may have had in the Money Market Guarantee Account as of December 31, 2008 remained in your account, but you can no longer transfer or contribute any additional amounts to your account. Any amounts that remained in your Money Market Guarantee Account will continue to accrue interest as described below.

You can always transfer amounts out of the Money Market Guarantee Account to another investment option, or take distributions from the Money Market Guarantee Account, but you can no longer transfer any such amounts back into the Money Market Guarantee Account.



MONEY MARKET GUARANTEE ACCOUNT


All contributions you made prior to January 1, 2009, to the Money Market Guarantee Account will continue to earn the same rate of interest. The rate changes monthly and is expressed as an effective annual rate, reflecting daily compounding and the deduction of applicable asset-based fees and charges. While the rate changes monthly, it will never be less than 1%. The rate will approximate current market rates for money market mutual funds minus these fees. You may call AIMS or access our website to obtain the current monthly rate.

Your balance in the Money Market Guarantee Account at the end of the month automatically begins receiving interest at the new rate until transferred or withdrawn.

DISTRIBUTIONS, WITHDRAWALS, AND TRANSFERS. You may effect distributions, withdrawals and transfers out of your Money Market Guarantee Account only, without penalty, at any time permitted under your plan. We do not impose penalties on distributions, withdrawals or transfers out of your Money Market Guarantee Account only.



24  Investment options

2. How we value your account balance in the Funds

--------------------------------------------------------------------------------

FOR AMOUNTS IN THE FUNDS
When you invest in a Fund, your contribution or transfer is used to purchase "units" of that Fund. The unit value on any day reflects the value of the Fund's investments for the day and the charges and expenses we deduct from the Fund. We calculate the number of units you purchase by dividing the amount you invest by the unit value of the Fund as of the close of business on the day we receive your contribution or transfer request. A contribution or a transfer request will be effective on the business day we receive the contribution or the transfer request. Contributions and transfer requests received after the end of a business day will be credited the next business day. We will confirm all transfers in writing.

--------------------------------------------------------------------------------
Our "business day" is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. For more information about our business day and our pricing of transactions, please see "Dates and prices at which contract events occur."
--------------------------------------------------------------------------------
On any given day, your account value in any Fund equals the number of the Fund's units credited to your account, multiplied by that day's value for one Fund unit. In order to take deductions from any Fund, we cancel units having a value equal to the amount we need to deduct. Otherwise, the number of your Fund units of any Fund does not change unless you make additional contributions, make a withdrawal, effect a transfer, or request some other transaction that involves moving assets into or out of that Fund option.


HOW WE DETERMINE THE UNIT VALUE

We determine the Unit Value at the end of each business day. The Unit Value for each Fund is determined by first calculating a gross unit value reflecting only investment performance and then adjusting it for Program expenses to obtain the Fund Unit Value. We calculate the gross unit value by multiplying the gross unit value for the preceding business day by the net investment factor for that subsequent business day and, for the AllianceBernstein Growth Equity, AllianceBernstein Mid Cap Growth and AllianceBernstein Balanced Funds, then deducting audit and custodial fees. We calculate the net investment factor as follows:

o First, we take the value of the Fund's assets at the close of business on the preceding business day.

o Next, we add the investment income and capital gains, realized and unrealized, that are credited to the assets of the Fund during the business day for which we are calculating the net investment factor.

o Then we subtract the capital losses, realized and unrealized, charged to the Fund during that business day.

o Finally, we divide this amount by the value of the Fund's assets at the close of the preceding business day.

The Fund Unit Value is calculated on every business day by multiplying the Fund Unit Value for the last business day of the previous month by the net change factor for that business day. The net change factor for each business day is equal to (a) minus (b) where:

(a) is the gross unit value for that business day divided by the gross unit value for the last business day of the previous month; and

(b) is the charge to the Fund for that month for the daily accrual of fees and expenses times the number of days since the end of the preceding month.


The value of the investments that Separate Account 66 has in the following
Funds: AXA Aggressive Allocation, AXA Conservative Allocation, AXA Conservative-Plus Allocation, AXA Moderate Allocation, AXA Moderate-Plus Allocation, Multimanager Multi-Sector Bond, Multimanager Technology, Target 2015 Allocation, Target 2025 Allocation, Target 2035 Allocation, Target 2045 Allocation, EQ/AllianceBernstein International, EQ/Calvert Socially Responsible, EQ/Capital Guardian Research, EQ/Equity 500 Index, EQ/GAMCO Small Company Value, EQ/Global Multi-Sector Equity, EQ/Intermediate Government Bond Index, EQ/International Core PLUS, EQ/Large Cap Growth PLUS, EQ/Large Cap Value PLUS, EQ/Mid Cap Value PLUS, EQ/Money Market Fund, EQ/PIMCO Ultra Short Bond and EQ/Small Company Index is calculated by multiplying the number of shares held by Separate Account No. 66 in each portfolio by the net asset value per share of that portfolio determined as of the close of business on the same day as the respective Unit Values of each of the foregoing Funds are determined.


HOW WE VALUE THE ASSETS OF THE FUNDS

The assets of the AllianceBernstein Growth Equity, AllianceBernstein Mid Cap Growth and AllianceBernstein Balanced Funds are valued as follows:

o Common stocks listed on national securities exchanges are valued at the last sale price. If on a particular day there is no sale, the stocks are valued at the latest available bid price reported on a composite tape. Other unlisted securities reported on the NASDAQ Stock Exchange are valued at inside (highest) quoted bid prices.

o Foreign securities not traded directly, or in ADR form, in the United States, are valued at the last sale price in the local currency on an exchange in the country of origin. Foreign currency is converted into dollars at current exchange rates.

o United States Treasury securities and other obligations issued or guaranteed by the United States Government, its agencies or instrumentalities are valued at representative quoted prices.

o Long-term publicly traded corporate bonds (i.e., maturing in more than one year) are valued at prices obtained from a bond pricing service of a major dealer in bonds when such prices are available;


                              How we value your account balance in the Funds  25
   however, in circumstances where it is deemed appropriate to do so, an over-the-counter or exchange quotation may be used.

o Convertible preferred stocks listed on national securities exchanges are valued at their last sale price or, if there is no sale, at the latest available bid price.

o Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more major dealers in such securities; where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stock.

o Short-term debt securities that mature in more than 60 days are valued at representative quoted prices. Short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value.

o Option contracts listed on organized exchanges are valued at last sale prices or closing asked prices, in the case of calls, and at quoted bid prices, in the case of puts. The market value of a put or call will usually reflect, among other factors, the market price of the underlying security. When a Fund writes a call option, an amount equal to the premium received by the Fund is included in the Fund's financial statements as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the last offering price. When an option expires on its stipulated expiration date or a Fund enters into a closing purchase or sales transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. When an option is exercised, the Fund realizes a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium originally received, or reduced by the price paid for the option.


FAIR VALUATION

For the Pooled Separate Accounts, securities and other assets for which market quotations are not readily available (or for which market quotations may not be reliable) are valued at their fair value under the direction of our investment officers in accordance with accepted accounting practices and applicable laws and regulations. Market quotations may not be readily available or reliable if, for example, trading has been halted in the particular security; the security does not trade for an extended period of time; or a trading limit has been imposed.

For the Funds offered under Separate Account No. 66, securities and other assets for which market quotations are not readily available (or for which market quotations may not be reliable) are valued at their fair value under policies and procedures established by the Trusts. For more information, please see the prospectus for the applicable Trust.

The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method deemed to reflect fair value. Such a policy is intended to assure that the net asset value of a separate account or fund fairly reflects security values as of the time of pricing.


OTHER FUNDS. For those Funds that invest in corresponding Portfolios of AXA Premier VIP Trust and EQ Advisors Trust (the "Trusts"), the asset value of each Portfolio is computed on a daily basis. See the prospectus for the Trust for information on valuation methodology used by the corresponding portfolios.



26  How we value your account balance in the Funds

3. Transfers and access to your account

--------------------------------------------------------------------------------

TRANSFERS AMONG INVESTMENT OPTIONS
You may transfer some or all of your amounts among the investment options if you participate in the Members Retirement Plan or the Volume Submitter Plan (together, the "Plans"). Participants in other plans may make transfers as allowed by the plan.


No transfers from the GRAs to other investment options are permitted prior to maturity. Transfers to the GRAs, and to or from the AllianceBernstein Growth Equity, AllianceBernstein Mid Cap Growth and AllianceBernstein Balanced Funds, are permitted at any time. Transfers from remaining Funds are permitted at any time except if there is any delay in redemptions from the corresponding portfolio of the Trusts.

No transfers to the Money Market Guarantee Account are permitted. See "Money Market Guarantee Account is closed to new money" under "Investment options" earlier in this Prospectus for more information.


Please see "Allocating Program contributions" in "The Program" for more information about your role in managing your allocations.


DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Fund or the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the Funds or the underlying portfolios in which the Funds invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a Fund or portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a Fund or portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so investment performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a Fund or portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a Fund or portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Funds or portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than Funds or portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the variable investment options for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that performance will be affected by such activity; and
(3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners/participants.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "trusts"). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same Fund within a five business day period as potentially disruptive transfer activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

When a contract owner/participant is identified as having engaged in a potentially disruptive transfer under the contract for the first time, a letter is sent to the contract owner/participant explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner/participant is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners/participants uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.


                                        Transfers and access to your account  27

For the Pooled Separate Accounts, the portfolio managers review aggregate cash flows on a daily basis. If the portfolio managers consider transfer activity with respect to an account to be disruptive, AXA Equitable reviews contract owner/participant trading activity to identify any potentially disruptive transfer activity. AXA Equitable follows the same policies and procedures identified in the previous paragraph. We may change those policies and procedures, and any new or revised policies or procedures will apply to all contract owners/participants uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that the trusts may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners/ participants. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by the trusts, that fee, like any other trust fee, will be borne by the contract owner/participant.

Contract owners/participants should note that it is not always possible for us and the trusts to identify and prevent disruptive transfer activity. Our ability to monitor potentially disruptive transfer activity is limited in particular with respect to certain group contracts. Group annuity contracts may be owned by retirement plans that provide transfer instructions on an omnibus (aggregate) basis, which may mask the disruptive transfer activity of individual plan participants, and/or interfere with our ability to restrict communication services. In addition, because we do not monitor for all frequent trading in the trust portfolios at the separate account level, contract owners/participants may engage in frequent trading which may not be detected, for example due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the affiliated trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners/participants may be treated differently than others, resulting in the risk that some contract owners/participants may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.


OUR ACCOUNT INVESTMENT MANAGEMENT SYSTEM ("AIMS") AND OUR INTERNET WEBSITE


Participants may use our automated AIMS or our internet website to transfer between investment options, obtain account information, change the allocation of future contributions and maturing GRAs and hear investment performance information. To use AIMS, you must have a touch-tone telephone. We assign a personal security code ("PSC") number or password in the case of employers accessing the Plan Services website, to you after we receive your completed enrollment form. Our internet website can be accessed at www.axa- vb equitable.com/mrp.

Employers may also access our Plan Services website to have plan level access to transaction activity, reports, census features, and make online contributions. The Plan Services website can be accessed at www.axa-equitable.com/mrp.


We have established procedures to reasonably confirm the genuineness of instructions communicated to us by telephone when using AIMS or by the internet website. The procedures require personal identification information, including your PSC number, prior to acting on telephone instructions, and providing written confirmation of the transfers. Thus, we will not be liable for following telephone instructions or internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to this service if we determine that you are engaged in a market timing strategy (see "Disruptive transfer activity" above).

A transfer request will be effective on the business day we receive the request. We will confirm all transfers in writing.


PARTICIPANT LOANS

Participant loans are available if the employer plan permits them. Participants must apply for a plan loan through the employer.

Loans are subject to restrictions under Federal tax laws and ERISA. Loan packages containing all necessary forms, along with an explanation of how interest rates are set, are available from our Account Executives. A loan may not be taken from the Guaranteed Rate Accounts. If a participant is married, written spousal consent may be required for a loan.

Generally, the loan amount will be transferred from the investment options into a loan account. The participant must repay the amount borrowed with interest as required by Federal income tax rules. If you fail to repay the loan when due, the amount of the unpaid balance may be taxable and subject to additional penalty taxes. Interest paid on a retirement plan loan is not deductible.


CHOOSING BENEFIT PAYMENT OPTIONS

Benefit payments are subject to plan provisions.

The Program offers a variety of benefit payment options. If you are a participant in an individually-designed plan, ask your employer for details. Once you are eligible, your plan may allow you a choice of one or more of the following forms of distribution:

o Periodic installments

o Qualified Joint and Survivor Annuity


o Joint and Survivor Annuity Options, some with optional Period Certain


o Life Annuity

o Life Annuity -- Period Certain

o Cash Refund Annuity

o Lump Sum Payment


TYPES OF BENEFITS

Under the Plans, you may select one or more of the following forms of distribution once you are eligible to receive benefits. If your employer has adopted an individually designed plan that does not offer annuity benefits, not all of these distribution forms may be available to you. We suggest you ask your employer what types of benefits are available under your plan.


28  Transfers and access to your account

QUALIFIED JOINT AND SURVIVOR ANNUITY. An annuity providing equal monthly payments for your life and, after your death, for your surviving spouse's life. No payments will be made after you and your spouse die, even if you have received only one payment prior to the last death. In some plans, the law requires that if the value of your vested benefits exceeds $5,000, you must receive a Qualified Joint and Survivor Annuity unless your spouse consents in writing to a contrary election. Please see "Spousal consent requirements" below.

LUMP SUM PAYMENT. A single payment of all or part of your vested benefits. If you take a partial payment of your balance, it must be at least $1,000. If you have more than one GRA, amounts held in your most recent GRA will first be used to make payment. If you terminated employment and your vested account balance is less than $1,000, you will receive a lump sum payment of the entire vested amount unless alternate instructions are provided in a reasonable period after receiving your Election of Benefits Package.


PERIODIC INSTALLMENTS. Monthly, quarterly, semi-annual or annual payments over a period of at least three years, where the initial payment on a monthly basis is at least $300. You can choose either a time-certain payout, which provides variable payments over a specified period of time, or a dollar-certain payout, which provides level payments over a variable period of time. During the installment period, your remaining account balance will be invested in whatever investment options you designate; each payment will be drawn pro rata from all the investment options you have selected. If you have more than one GRA, amounts held in your most recently purchased three-year or five-year GRA will first be used to make installment payments. If you die before receiving all the installments, we will make the remaining payments to your beneficiary, subject to IRS minimum distribution rules and beneficiary election. We do not offer installments for benefits under individually designed plans.


LIFE ANNUITY. An annuity providing monthly payments for your life. No payments will be made after your death, even if you have received only one payment prior to your death.

LIFE ANNUITY--PERIOD CERTAIN. An annuity providing monthly payments for your life or, if longer, a specified period of time. If you die before the end of that specified period, payments will continue to your beneficiary until the end of the period. Subject to legal limitations, you may specify a minimum payment period of 5, 10, 15 or 20 years. The longer the specified period, the smaller the monthly payments will be.

JOINT AND SURVIVOR ANNUITY. An annuity providing monthly payments for your life and that of your beneficiary. You may specify the percentage of the original annuity payment to be made to your beneficiary. Subject to legal limitations, that percentage may be 100%, 75%, 50%, or any other percentage you specify.

JOINT AND SURVIVOR ANNUITY--PERIOD CERTAIN. An annuity providing monthly payments for your life and that of your beneficiary or, if longer, a specified period of time. If you and your beneficiary both die before the end of the specified period, payments will continue to your contingent beneficiary until the end of the period. Subject to legal limitations, you may specify a minimum payment period of 5, 10, 15 or 20 years and the percentage of the annuity payment to be made to your beneficiary (as noted above under Joint and Survivor Annuity). The longer the specified period, the smaller your monthly payments will be.

CASH REFUND ANNUITY. An annuity providing equal monthly payments for your life with a guarantee that the sum of those payments will be at least equal to the portion of your vested benefits used to purchase the annuity. If upon your death the sum of the monthly payments to you is less than that amount, your beneficiary will receive a lump sum payment of the remaining guaranteed amount.


FIXED AND VARIABLE ANNUITY CHOICES

The cost of the fixed annuity is determined from tables in the group annuity contract which show the amounts necessary to purchase each $1 of monthly payment (after deduction of any applicable taxes and the annuity administrative charge described below). Payments depend on the annuity selected, your age, and the age of your beneficiary if you select a joint and survivor annuity. We may change the tables in the contract no more than once every five years.

The minimum amount that can be used to purchase any type of annuity is $5,000. Usually, an annuity administrative charge of $350 will be deducted from the amount used to purchase the annuity. If we give any group pension client with a qualified profit sharing plan a better annuity purchase rate than those currently available for the Program, we will also make those rates available to Program participants. The annuity administrative charge may be greater than $350 in that case.

Under a Qualified Joint and Survivor Annuity or a Cash Refund Annuity, the amount of the monthly payments is fixed at retirement and remains level throughout the distribution period. Under the Life Annuity, Life Annuity--Period Certain, Joint and Survivor Annuity and Joint and Survivor Annuity--Period Certain, you may select either fixed or variable payments. The variable payments reflect the investment performance of the Growth Equity Fund. If you are interested in a variable annuity, when you are ready to select your benefit please ask our Account Executives for our variable annuity prospectus supplement.

The chart below shows the relative financial value of the different annuity options, based on our current rates for fixed annuities. This chart is provided as a sample. The numbers provided in the Rate per $1.00 of Annuity column, which are used to calculate the monthly annuity provided, are subject to change. The example assumes the annuitant's age is 65-1/2 years, the joint annuitant's age is the same and the amount used to purchase the annuity is $100,000. The annuity administrative charge of $350 is deducted from the purchase price of $100,000, leaving a total of $99,650 to be applied to purchase the annuity. Certain legal requirements may limit the forms of annuity available to you.


                                        Transfers and access to your account  29

---------------------------------------------------------------------------------------------------------------
                                                      Amount to be                               Monthly
                                                 Applied on Annuity       Rate Per $1.00      Annuity
 Annuity Form                                       Form Elected          of Annuity         Provided
---------------------------------------------------------------------------------------------------------------
Life                                                  $99,650               $143.06            $696.56
Cash Refund                                            99,650                150.82             660.72
5 Year Certain Life                                    99,650                144.62             689.05
10 Year Certain Life                                   99,650                148.55             670.82
15 Year Certain Life                                   99,650                153.87             647.62
100% Joint & Survivor Life                             99,650                168.01             593.12
75% Joint & Survivor Life                              99,650                161.16             618.33*
50% Joint & Survivor Life                              99,650                155.13             642.36*
100% Joint & Survivor--5 Year Certain Life**           99,650                168.04             593.01
100% Joint & Survivor--10 Year Certain Life**          99,650                168.27             592.20
100% Joint & Survivor--15 Year Certain Life**          99,650                168.91             589.96
100% Joint & Survivor--20 Year Certain Life**          99,650                170.10             585.83
---------------------------------------------------------------------------------------------------------------

* Represents the amount payable to the primary annuitant. A surviving joint annuitant would receive the applicable percentage of the amount paid to the primary annuitant.

** You may also elect a Joint and Survivor Annuity--Period Certain with a monthly benefit payable to the surviving joint annuitant in any per centage you specify.

SPOUSAL CONSENT REQUIREMENTS

Under the Plans, you may designate a non-spouse beneficiary any time after the earlier of: (1) the first day of the plan year in which you attain age 35, or
(2) the date on which you separate from service with your employer. If you designate a beneficiary other than your spouse prior to your reaching age 35, your spouse must consent to the designation and, upon your reaching age 35, must again give his or her consent or the designation will lapse. In order for you to make a withdrawal, elect a form of benefit other than a Qualified Joint and Survivor Annuity or designate a non-spouse beneficiary, your spouse must consent to your election in writing within the 90 day period before your annuity starting date. To consent, your spouse must sign on the appropriate line on your election of benefits or beneficiary designation form. Your spouse's signature must be witnessed by a notary public or plan representative.


If you change your mind, you may revoke your election and elect a Qualified Joint and Survivor Annuity or designate your spouse as beneficiary, simply by filing the appropriate form. Your spouse's consent is not required for this revocation.

It is also possible for your spouse to sign a blanket consent form. By signing this form, your spouse consents not just to a specific beneficiary or, with respect to the waiver of the Qualified Joint and Survivor Annuity, the form of distribution, but gives you the right to name any beneficiary, or if applicable, form of distribution you want. Once you file such a form, you may change your election whenever you want, even without spousal consent.

All of these annuity options can be either fixed or variable except for the Cash Refund Annuity and the Qualified Joint and Survivor Annuity which are fixed options only.

--------------------------------------------------------------------------------
The amount of each payment in a fixed option remains the same. Variable option payments change to reflect the investment performance of the AllianceBernstein Growth Equity Fund.
--------------------------------------------------------------------------------
See "Procedures for withdrawals, distributions and transfers" in the SAI.

We provide the fixed and variable annuity options. Payments under variable annuity options reflect investment performance of the AllianceBernstein Growth Equity Fund.

The minimum amount that can be used to purchase any type of annuity is $5,000. In most cases an annuity administrative charge of $350 will be deducted from the amount used to purchase an annuity. If we give any group pension client with a qualified plan a better annuity purchase rate than those currently guaranteed under the Program, we will also make those rates available to Program participants. The annuity administrative charge may be greater than $350 in that case.


SPOUSAL CONSENT

If a participant is married and has an account balance greater than $5,000, (except for amounts contributed to the Rollover Account) federal law generally requires payment (subject to plan rules) of a Qualified Joint and Survivor Annuity payable to the participant for life and then to the surviving spouse for life, unless you and your spouse have properly waived that form of payment in advance. Please see "Spousal consent requirements" above. Certain individually designed Plans are not subject to these requirements.


BENEFITS PAYABLE AFTER THE DEATH OF A PARTICIPANT

Regardless of whether a participant's death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the participant's death and reduces that number by one each subsequent year.

If a participant dies before the entire benefit has been paid, the remaining benefits will be paid to the participant's beneficiary. If a participant dies before he or she is required to begin receiving ben-


30 Transfers and access to your account
efits, the law generally requires the entire benefit to be distributed no more than five years after death. There are exceptions: (1) a beneficiary who is not the participant's spouse may elect payments over his or her life or a fixed period which does not exceed the beneficiary's life expectancy, provided payments begin by December 31 of the year following the year of death, (2) if the benefit is payable to the spouse, the spouse may elect to receive benefits over his or her life or a fixed period which does not exceed his/her life expectancy beginning any time up to December 31 of the year the participant would have attained age 70-1/2 or, if later, December 31 of the year after the participant's death, or (3) the spouse or the beneficiary who is not the participant's spouse may be able to roll over all or part of the death benefit to an individual retirement arrangement, or, for a spouse only, an annuity under Section 403(b) of the Code or a governmental employer plan under Section 457 of the Code. If, at death, a participant was already receiving benefits, the beneficiary must continue to receive benefits, subject to the Federal income tax minimum distribution rules. To designate a beneficiary or to change an earlier designation, a participant must have the employer send us a beneficiary designation form. In some cases, the spouse must consent in writing to a designation of any non-spouse beneficiary, as explained in "Spousal consent requirements" above.

Under the Plans, on the day we receive proof of death, we automatically transfer the participant's account balance in the Equity Funds to the EQ/Money Market Portfolio unless the beneficiary gives us other written instructions. The balance in the Guaranteed Rate Accounts will remain in the Guaranteed Rate Accounts.



                                        Transfers and access to your account  31

4. The Program

--------------------------------------------------------------------------------

This section explains the Program in further detail. It is intended for employers who wish to enroll in the Program, but contains information of interest to participants as well. You should, of course, understand the provisions of your plan and the Adoption Agreement that define the scope of the Program in more specific terms. References to "you" and "your" in this section are to you in your capacity as an employer. The Program is described in the prospectus solely to provide a more complete understanding of how the Funds and GRAs operate within the Program. The Program itself is not registered under the Securities Act of 1933.


The Members Retirement Program consists of several types of retirement plans and three retirement plan Trusts: the Master Trust, the Volume Submitter Retirement Trust and the Pooled Trust. Each of the Trusts invests exclusively in the contract described in this prospectus. The Program is sponsored by AXA Equitable. The Program had 6,492 participants and approximately $178 million in assets at December 31, 2008.


Our Retirement Program Specialists are available to answer your questions about joining the Program. Please contact us by using the telephone number or addresses listed under "How to reach us -- Information on joining the Program" on the back cover of the prospectus.


SUMMARY OF PLAN CHOICES

You have a choice of three retirement plan arrangements under the Program. You can:

o Choose the Members Retirement Plan -- which automatically gives you a full range of services from AXA Equitable. These include your choice of the Program investment options, plan-level and participant-level recordkeeping, benefit payments and tax withholding and reporting. Under the Members Retirement Plan employers adopt our Master Trust and your only investment choices are from the Investment Options.

--------------------------------------------------------------------------------
The Members Retirement Plan is a defined contribution master plan that can be adopted as a profit sharing plan (including optional 401(k), SIMPLE 401(k) and safe harbor 401(k) features), a defined contribution pension plan, or both. A Roth 401(k) option is available for all 401(k) plan types.
--------------------------------------------------------------------------------

o Choose the Volume Submitter Plan -- which automatically gives you a full range of services from AXA Equitable and offers the opportunity to utilize a cross-tested plan option. The services include your choice of the Program's investment options, plan-level and participant-level recordkeeping, benefit payments and tax withholding and reporting. Under the Volume Submitter Plan, employers adopt the Volume Submitter Retirement Trust and your only investment choices are from the Investment Options.

--------------------------------------------------------------------------------
The Volume Submitter Plan is a defined contribution plan that can be adopted as a profit sharing plan (new comparability or age weighted) with or without
401(k) features. A Roth 401(k) option is available for all 401(k) plan types.
--------------------------------------------------------------------------------

o Maintain our Pooled Trust for Individually Designed Plans -- and use our Pooled Trust for investment options in the Program in addition to your own individual investments. The Pooled Trust is for investment only and can be used for both defined benefit and defined contribution plans. We provide participant-level or plan-level recordkeeping services for plan assets in the Pooled Trust.

--------------------------------------------------------------------------------
The Pooled Trust is an investment vehicle used with individually designed qualified retirement plans. It can be used for both defined contribution and defined benefit plans. We provide recordkeeping services for plan assets held in the Pooled Trust.
--------------------------------------------------------------------------------
Choosing the right plan depends on your own set of circumstances. We recommend that you review all plan, trust, participation and related agreements with your legal and tax counsel.


GETTING STARTED

If you choose either of the Plans, you as the employer or trustee must complete an Adoption Agreement. As an employer, you are responsible for the administration of the plan you choose. Please see "Your responsibilities as employer" in the SAI.


HOW TO MAKE PROGRAM CONTRIBUTIONS

Contributions can be made using the online contribution feature at www.axa-equitable.com/mrp by clicking Employer Log-In or by mail. If using the online contribution feature employers will need their User ID and Password. If the contribution is remitted by mail it must be in the form of a check drawn on a bank in the U.S., clearing through the Federal Reserve System, in U.S. dollars, and made payable to AXA Equitable. All contribution checks should be sent to AXA Equitable at the address shown "For contribution checks only" in the "Information once you join the Program" section under "How to reach us" in this prospectus. Third party checks are not acceptable, except for rollover contributions, tax-free exchanges or trustee checks that involve no refund. All checks are subject to collection. We reserve the right to reject a payment if it is received in an unacceptable form.

All contributions sent in by mail must be accompanied by a Contribution Remittance form which designates the amount to be allocated to each participant by contribution type. Contributions are normally credited on the business day that we receive them, provided the remittance form is properly completed and matches the check amount. Contributions are only accepted from the employer. Employees may not send contributions directly to the Program. Contributions are only accepted for properly enrolled participants.


32  The Program

There is no minimum amount which must be contributed for investment if you adopt either of the Plans, or if you have your own individually designed plan that uses the Pooled Trust.


ALLOCATING PROGRAM CONTRIBUTIONS

The group annuity contract that covers the qualified plan in which you participate is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under this contract. In the absence of a specific written arrangement to the contrary, you, as the participant under this contract, have the sole authority to make investment allocations and other decisions under the contract. Your Account Executive is acting as a broker-dealer registered representative, and may not be authorized to act as an investment advisor or to manage the allocations under your contract.

Investment decisions for individually designed plans are made either by the participant or by the plan trustees depending on the terms of the plan.

Participants may allocate contributions among any number of Program investment options. Allocation instructions can be changed at any time. You may allocate employer contributions in different percentages than your employee contributions. The allocation percentages you elect for employer contributions will automatically apply to 401(k) qualified non-elective contributions, qualified matching contributions and matching contributions. The allocation percentages you elect for employee contributions will automatically apply to both your post-tax employee contributions and your 401(k) salary deferral contributions.


As of December 24, 2007, a provision to the Pension Protection Act of 2006, was added to Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, which provides relief to a plan fiduciary of a qualified plan with participant directed accounts, if the fiduciary allocates to a Qualified Default Investment Alternative (QDIA) contributions which the participant has failed to direct to an investment option under the plan after notice by the plan. The QDIA under the MRP is the AXA Moderate Allocation Portfolio. If you have not selected an investment option(s) under the MRP to allocate your contributions, the plan fiduciary will allocate your contributions to the AXA Moderate Allocation Portfolio, after the fiduciary has given you notice in accordance with the regulations. After funds have been allocated to the AXA Moderate Allocation Portfolio, you may reallocate those funds to any other investment option under the MRP.



WHEN TRANSACTION REQUESTS ARE EFFECTIVE.

Contributions, as well as transfer requests and allocation changes (not including GRA maturity allocation changes discussed in the SAI), are effective on the business day they are received. Distribution requests are also effective on the business day they are received unless, as in the Plans, there are plan provisions to the contrary. Transaction requests received after the end of a business day will be credited the next business day. Processing of any transaction may be delayed if a properly completed form is not received.

Trustee-to-trustee transfers of plan assets are effective the business day after we receive all items we require, including check and mailing instructions, and a plan opinion/IRS determination letter from the new or amended plan, or adequate proof of qualified plan status.


DISTRIBUTIONS FROM THE INVESTMENT OPTIONS

Keep in mind two sets of rules when considering distributions or withdrawals from the Program. The first are rules and procedures that apply to the investment options, exclusive of the provisions of your plan. We discuss those in this section. The second are rules specific to your plan. We discuss those "Rules applicable to participant distributions" below. Certain plan distributions may be subject to Federal income tax, and penalty taxes. See "Tax information" later in this prospectus.


AMOUNTS IN THE FUNDS AND MONEY MARKET GUARANTEE ACCOUNT.

These are generally available for distribution at any time, subject to the provisions of your plan. Distributions from the Money Market Guarantee Account and the AllianceBernstein Growth Equity, AllianceBernstein Mid Cap Growth and AllianceBernstein Balanced Funds are permitted at any time. Distributions from remaining Funds are permitted at any time except if there is any delay in redemptions from the corresponding portfolio of the Trusts, as applicable.


AMOUNTS IN THE GUARANTEED RATE ACCOUNTS.

Withdrawals generally may not be taken from GRAs. See "Guaranteed Rate Accounts" earlier in this prospectus.

Payments or withdrawals and application of proceeds to an annuity ordinarily will be made promptly upon request in accordance with plan provisions. However, we can defer payments, applications and withdrawals for any period during which the New York Stock Exchange is closed for trading, sales of securities are restricted or determination of the fair market value of assets is not reasonably practicable because of an emergency.

If your plan is an employer or trustee-directed plan, you as the employer are responsible for ensuring that there is sufficient cash available to pay benefits.



SUSPENSION OF REQUIRED MINIMUM DISTRIBUTIONS FOR 2009

Congress has enacted a limited suspension of account-based required minimum distribution withdrawals only for calendar year 2009. The suspension does not apply to annuity payments. The suspension does not affect the determination of the Required Beginning Date. Neither lifetime nor post-death required minimum distributions need to be made during 2009. Please note that if you have previously elected to have amounts automatically withdrawn from a contract to meet required minimum distribution rules (for example, under a deceased individual's contract) we will make distributions for calendar year 2009 unless you request in writing before we make the distribution that you want no required minimum distribution for calendar year 2009. If you receive a distribution which would have been a lifetime required minimum distribution (but for the 2009 suspension), you may preserve the tax deferral on the distribution by rolling it over within 60



                                                                 The Program  33
days after you receive it to an IRA or other eligible retirement plan. Please note that any distribution to a nonspousal beneficiary which would have been a post-death required minimum distribution (but for the 2009 suspension) is not eligible for the 60-day rollover.



RULES APPLICABLE TO PARTICIPANT DISTRIBUTIONS

In addition to our own procedures, distribution and benefit payment options under a tax qualified retirement plan are subject to complicated legal requirements. A general explanation of the Federal income tax treatment of distributions and benefit payment options is provided in "Tax information" later in this prospectus and in the SAI. You should discuss your options with a qualified financial adviser. Our Account Executives also can be of assistance.

In general, under the Plans, participants are eligible for benefits upon retirement, death or disability, or upon termination of employment with a vested benefit. Participants in an individually designed plan are eligible for retirement benefits depending on the terms of their plan. See "Benefit payment options" under "Transfers and access to your money" earlier in this prospectus and "Tax information" later in this prospectus for more details. For participants who own more than 5% of the business, benefits must begin no later than April 1 of the year after the participant reaches age 70-1/2. For all other participants, distribution must begin by April 1 of the later of the year after attaining age 70-1/2 or retirement from the employer sponsoring the plan.

Distributions must be made according to the terms of the plan and rules in the Code and Treasury Regulations. Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans and other tax qualified retirement arrangements such as IRAs. These provisions could apply to participants who satisfy required minimum distributions through annual withdrawals instead of receiving annuity payments. For this purpose additional annuity contract benefits may include enhanced death benefits and guaranteed minimum income benefits. Currently we believe that these provisions would not apply to Members Retirement Program contracts because of the type of benefits provided under the contract. However, you should consider the potential implication of these Regulations before you purchase or contribute to this annuity contract.


o A participant may withdraw all or part of his/her account balance under either Plan attributable to post-tax employee contributions at any time, provided that he/she withdraw at least $300 at a time (or, if less, his/her entire post-tax account balance).

o If a participant is married, his/her spouse must generally consent in writing before he/she can make any type of withdrawal except to purchase a Qualified Joint and Survivor Annuity. Self-employed persons may generally not receive a distribution prior to age 59-1/2.


o Employees may generally not receive a distribution prior to severance from employment.

o Hardship withdrawals before age 59-1/2 may be permitted under 401(k) and certain other profit sharing plans.


Under an individually designed plan, the availability of pre-retirement withdrawals depends on the terms of the plan. We suggest that participants ask their employer what types of withdrawals are available under their plan. See "Procedures for withdrawals, distributions and transfers" in the SAI for a more detailed discussion of these general rules.

Generally participants may not make withdrawals from the Guaranteed Rate Accounts prior to maturity. See "The Guaranteed Rate Accounts" earlier in this prospectus.

Suspension of account-based required minimum distribution withdrawals for calendar year 2009 temporarily permits distributions which would be ineligible lifetime required minimum distributions in any other year to be rolled over to another eligible retirement plan in calendar year 2009.



34  The Program

5. Charges and expenses

--------------------------------------------------------------------------------

You will incur two general types of charges under the Program:
(1) Charges imposed on amounts invested in the trust -- these apply to all amounts invested in the trust (including installment payout option payments), and do not vary by plan. These are, in general, reflected as reductions in the unit values of the Funds or as reductions from the rates credited to the guaranteed options.

(2) Plan and transaction charges -- these vary by plan or are charged for specific transactions, and are typically stated in a dollar amount. Unless otherwise noted, these are deducted in fixed dollar amounts by reducing the number of units in the appropriate Funds and the dollars in the Guaranteed Options.

We deduct amounts for the 3-year or 5-year GRA from your most recent GRA.

We make no deduction from your contributions or withdrawals for sales expenses.




CHARGES BASED ON AMOUNTS INVESTED IN THE PROGRAM


PROGRAM EXPENSE CHARGE

We assess the Program expense charge on the last day of each month or upon the withdrawal of all assets under your plan. The maximum Program expense charge is 1.00% per year, assessed as a monthly charge. The Program expense charge you actually pay may be lower, as illustrated by the chart below. The purpose of this charge is to cover the expenses that we incur in connection with the Program.




-------------------------------------------------------------
                               Average account value
                     ----------------------------------------
                         $75,000 or less     More than $75,00
-------------------------------------------------------------
 Total plan assets         Schedule A            Schedule B
-------------------------------------------------------------
First $250,000                1.00%                1.00%
Next $250,000                 0.80%                0.70%
Over $500,000                 0.65%                0.55%



We determine the Program expense charge for your plan on the last day of each month, based on two factors: (1) the Average account value of the accounts in your plan, and (2) the value of the Total plan assets invested in the Members Retirement Program by your plan, on that date. We assess the Program expense charge on all assets in your plan. All participants in a plan pay the Program expense charge at the same percentage rate, regardless of individual account value.

Each participant in a plan has an account value, which is the total value of that participant's investment in the Members Retirement Program. The Average account value in a plan is the average of the account values of all of the participants in the plan, who have an account value greater than zero. If the Average account value under the Plan is $75,000 or less, then the Program expense charge will be determined using Schedule A on the chart above. If the Average account value under the Plan is more than $75,000, then the Program expense charge will be determined using Schedule B on the chart above.

Total plan assets are all of the assets invested in the Members Retirement Program under a plan. The first $250,000 in assets under the plan will be subject to a Program expense charge of 1.00% per year. If the Total plan assets exceed $250,000, any amounts greater than that will be subject to a lower charge. The next $250,000 (up to Total plan assets of $500,000) will be subject to a Program expense charge of either 0.80% or 0.70%, under Schedule A or Schedule B, respectively. Any assets in the plan in excess of $500,000 will be subject to a Program expense charge of either 0.65% or 0.55%, under Schedule A or Schedule B, respectively. The sum of the amounts calculated under this formula equals the total Program expense charge for the plan. The percentage of Total plan assets that this sum represents is the annual Program expense charge that each participant in the plan pays on his or her account value.

We will deduct the Program expense charge from your value in the Funds on a pro rata basis. If those amounts are insufficient, we will deduct them from your value in the Money Market Guarantee Account. If those amounts are still insufficient, we will deduct all or a portion of the charge from your values in Guaranteed Rate Accounts on a pro rata basis. The amounts we deduct from the Guaranteed Rate Accounts and the Money Market Guarantee Account will never cause the rates we pay on those accounts to fall below 1%.

We apply the Program expense charge toward the cost of maintenance of the investment options, promotion of the Program, investment funds, guaranteed rate accounts, money market guarantee account, administrative costs, such as enrollment and answering participant inquiries, and overhead expenses such as salaries, rent, postage, telephone, travel, legal, actuarial and accounting costs, office equipment and stationery. During 2008, we received $2,232,604 compensation under the Program expense charge then in effect, which was calculated on a different basis than the current Program expense charge.



PROGRAM-RELATED INVESTMENT MANAGEMENT AND ACCOUNTING FEES


The computation of unit values for each of the Funds named below also reflects fees charged for investment management and accounting. We receive fees for investment management services for the AllianceBernstein Growth Equity, AllianceBernstein Mid Cap Growth and AllianceBernstein Balanced Funds. The investment management and accounting fee covers the investment management and financial accounting services we provide for these Funds, as well as a portion of our related administrative costs. This fee is charged daily at an effective annual rate of 0.30% of the net assets of the AllianceBernstein Growth Equity Fund, an effective annual rate of 0.50% of the net assets of the AllianceBernstein Balanced Fund and an effective annual rate of 0.65% for the AllianceBernstein Mid Cap Growth Fund.



                                                        Charges and expenses  35

OTHER EXPENSES BORNE BY THE PORTFOLIOS AND FUNDS

TRUST ANNUAL EXPENSES. The AXA Aggressive Allocation Fund, AXA Conservative Allocation Fund, AXA Conservative-Plus Allocation Fund, AXA Moderate Allocation Fund, AXA Moderate-Plus Allocation Fund, Multimanager Multi-Sector Bond Fund, Multimanager Technology Fund, Target 2015 Allocation Fund, Target 2025 Allocation Fund, Target 2035 Allocation Fund, Target 2045 Allocation Fund, EQ/AllianceBernstein International Fund, EQ/Calvert Socially Responsible Fund, EQ/Capital Guardian Research Fund, EQ/Equity 500 Index Fund, EQ/GAMCO Small Company Value Fund, EQ/Global Multi-Sector Equity Fund, EQ/Intermediate Government Bond Index Fund, EQ/International Core PLUS Fund, EQ/Large Cap Growth PLUS Fund, EQ/Large Cap Value PLUS Fund, EQ/Mid Cap Value PLUS Fund, EQ/Money Market Fund, EQ/PIMCO Ultra Short Bond, EQ/Small Company Index Fund are indirectly subject to investment management fees, 12b-1 (if applicable) fees and other expenses charged against assets of the corresponding portfolios of the Trusts. These expenses are described in the Trusts' prospectuses.


OTHER EXPENSES. Certain costs and expenses are charged directly to the Funds. These may include transfer taxes, SEC filing fees and certain related expenses including printing of SEC filings, prospectuses and reports, proxy mailings, other mailing costs, and legal expenses.


PLAN AND TRANSACTION EXPENSES


MEMBERS RETIREMENT PLAN AND INVESTMENT ONLY FEES

RECORD MAINTENANCE AND REPORT FEE. At the end of each calendar quarter, we deduct a record maintenance and report fee of $3.75 from your account balance. We reserve the right to charge varying fees based on the requested special mailings, reports and services given to your retirement plan.

ENROLLMENT FEE. We charge an employer a non-refundable enrollment fee of $25 for each participant enrolled under its plan. If we do not maintain individual participant records under an individually-designed plan, we instead charge the employer $25 for each plan or trust. If the employer fails to pay these charges, we may deduct the amount from subsequent contributions or from participants' account balances.


INDIVIDUAL ANNUITY CHARGES

ANNUITY ADMINISTRATIVE CHARGE. If a participant elects an annuity payment option, we deduct a $350 charge from the amount used to purchase the annuity. This charge reimburses us for administrative expenses associated with processing the application for the annuity and issuing each month's annuity payment.


CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Currently, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed on us varies by state and ranges from 0% to 1%.

We reserve the right to deduct any applicable charges such as premium taxes from each contribution or from distributions or upon termination of your contract. If we have deducted any applicable tax charges from contributions, we will not deduct a charge for the same taxes later. If, however, an additional tax is later imposed on us when you make a partial or full withdrawal, or your contract is terminated, or you begin receiving annuity payments, we reserve the right to deduct a charge at that time.


FEES PAID TO ASSOCIATIONS

We may pay associations a fee for services provided in connection with the Program being made available to their memberships. The fee may be based on the number of employers whom we solicit, the number who participate in the Program, and/or the value of Program assets. We make these payments without any additional deduction or charge under the Program.


GENERAL INFORMATION ON FEES AND CHARGES


We will give you written notice of any change in the fees and charges. We may also establish a separate fee schedule for requested non-routine administrative services. During 2008 we received total fees and charges under the Program of $2,998,368.



36  Charges and expenses

6. Tax information

--------------------------------------------------------------------------------

In this section, we briefly outline current federal income tax rules relating to the adoption of the Program, contributions to the Program and distributions to participants under qualified retirement plans. Certain other information about qualified retirement plans appears here and in the SAI.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect annuity contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of an annuity contract. We cannot predict, what, if any, legislation will actually be proposed or enacted that may affect annuity contracts.

We cannot provide detailed information on all tax aspects of the Program, plans and contracts. Moreover, the tax aspects that apply to a particular person's situation may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Rights or values under plans or contracts, or payments under plans or contracts, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

Annuity contracts can be purchased in connection with employer plans qualified under Code Section 401. You should be aware that the funding vehicle for a qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as the contract's selection of investment funds, provision of guaranteed options and choices of pay-out options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.

INCOME TAXATION OF DISTRIBUTIONS TO QUALIFIED PLAN PARTICIPANTS

In this section, the word "you" refers to the plan participant.

Amounts distributed to a participant from a qualified plan are generally subject to federal income tax as ordinary income when benefits are distributed to you or your beneficiary. Generally, only your post-tax contributions, if any, are not taxed when distributed.

If an employer's 401(k) plan permits, an employee may designate some or all of elective deferral contributions as "designated Roth contributions," which are made on a post-tax basis to the 401(k) arrangement. Designated Roth contributions must be separately accounted for. If certain timing and distribution event requirements are satisfied, distributions from a designated Roth contribution account under a 401(k) plan will be tax-free. The earliest a qualified distribution from a designated Roth contribution account could be made is 2011. Therefore, earnings attributable to a distribution from a designated Roth account may be includible in income. Distributions from designated Roth contribution accounts may be rolled over to other designated Roth contribution accounts under 401(k) plans or to Roth IRAs.

ELIGIBLE ROLLOVER DISTRIBUTIONS. Many types of distributions from qualified plans are "eligible rollover distributions" that can be transferred directly to another qualified plan, traditional individual retirement arrangement ("IRA"), an annuity under Section 403(b) of the Code, a governmental employer plan under
Section 457 of the Code or rolled over to another plan or IRA within 60 days of the receipt of the distribution. If a distribution is an "eligible rollover distribution," 20% mandatory federal income tax withholding will apply and the distribution may be subject to the premature penalty tax unless the distribution is directly rolled over to a qualified plan, 403(b) plan, governmental employer 457 plan or traditional IRA. See "Eligible rollover distributions and federal income tax withholding" in the SAI for a more detailed discussion.


Effective as of 2008, distributions from a qualified plan, 403(b) annuity contract or a governmental employer 457(b) plan can be rolled over to a Roth IRA. Any taxable portion of the amount rolled over will be taxed at the time of the rollover. Before 2010 rollovers are subject to the Roth IRA conversion rules, which restrict conversions of traditional IRAs to Roth IRAs to taxpayers with adjusted gross income of no more than $100,000, whether single or married filing jointly.


ANNUITY OR INSTALLMENT PAYMENTS. Each payment you receive is ordinary income for tax purposes, except where you have a "cost basis" in the benefit. Your cost basis is equal to the amount of your post-tax employee contributions, plus any employer contributions you had to include in gross income in prior years. You may exclude from gross income a portion of each annuity or installment payment you receive. If you (and your survivor) continue to receive payments after you have received your cost basis in the contract, all amounts will be taxable.

IN-SERVICE WITHDRAWALS. Some plans allow in-service withdrawals of after-tax contributions. The portion of each withdrawal attributable to cost basis is not taxable. The portion of each withdrawal attributable to earnings is taxable. Withdrawals are taxable only after they exceed your cost basis if (a) they are attributable to your pre-January 1, 1987 contributions under (b) plans that permitted those withdrawals as of May 5, 1986. In addition, 20% mandatory Federal income tax withholding may also apply.


                                                             Tax information  37

PREMATURE DISTRIBUTIONS. You may be liable for an additional 10% penalty tax on all taxable amounts distributed before age 59-1/2 unless the distribution falls within a specified exception or is rolled over into an IRA or other eligible retirement plan.

The exceptions to the penalty tax include (a) distributions made on account of your death or disability, (b) distributions beginning after separation from service in the form of a life annuity or installments over your life expectancy (or the joint lives or life expectancies of you and your beneficiary), (c) distributions due to separation from active service after age 55 and (d) distributions you use to pay deductible medical expenses.

WITHHOLDING. In almost all cases, 20% mandatory income tax withholding will apply to all "eligible rollover distributions" that are not directly rolled over to a qualified plan, 403(b) plan, governmental employer 457 plan or traditional IRA. If a distribution is not an eligible rollover distribution, the recipient may elect out of withholding. The rate of withholding depends on the type of distribution. See "Eligible rollover distributions and federal income tax withholding" in the SAI. Under the Plans, we will withhold the tax and send you the remaining amount. Under an individually designed plan, we will pay the full amount of the distribution to the plan's trustee. The trustee is then responsible for withholding Federal income tax upon distributions to you or your beneficiary.


38  Tax information

7. More information

--------------------------------------------------------------------------------

ABOUT PROGRAM CHANGES OR TERMINATIONS
AMENDMENTS. The contract has been amended in the past and we and the Trustees may agree to amendments in the future. No future change can affect annuity benefits in the course of payment. If certain conditions are met, we may: (1) terminate the offer of any of the investment options and (2) offer new investment options with different terms.

TERMINATION. We may terminate the contract at any time. If the contract is terminated, we will not accept any further contributions. We will continue to hold amounts allocated to the Guaranteed Rate Accounts until maturity. Amounts already invested in the investment options may remain in the Program and you may also elect payment of benefits through us.


IRS DISQUALIFICATION

If your plan is found not to qualify under the Internal Revenue Code, we may:
(1) return the plan's assets to the employer (in our capacity as the plan administrator) or (2) prevent plan participants from investing in the separate accounts.


ABOUT THE SEPARATE ACCOUNTS


Each Fund is one, or part of one, of our separate accounts. We established the separate accounts under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our investment funds for owners of our variable annuity contracts, including our contracts. The results of each separate account's operations are accounted for without regard to AXA Equitable's, or any other separate account's, operating results. We are the legal owner of all of the assets in the separate accounts and may withdraw any amounts we have in the separate accounts that exceed our reserves and other liabilities under variable annuity contracts. The amount of some of our obligations is based on the assets in the separate accounts. However, the obligations themselves are obligations of AXA Equitable. We reserve the right to take certain actions in connection with our operations and the operations of the investment funds as permitted by applicable law. If necessary, we will seek approval by participants in the Program.

The separate accounts that we call the AllianceBernstein Growth Equity, AllianceBernstein Mid Cap Growth, and AllianceBernstein Balanced Funds commenced operations in 1968, 1969, and 1979 respectively. Separate Account No. 66, which holds the other Funds offered under the contract, was established in 1997. Because of exclusionary provisions, none of the Funds are subject to regulation under the Investment Company Act of 1940. Separate Account No. 66, however, purchases Class IA shares and Class IB/B shares of the Trusts. The Trusts are registered as open-end management investment companies under the 1940 Act. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

ABOUT THE GENERAL ACCOUNT

Our general obligations and any guaranteed benefits under the contract, including those that apply to the Guaranteed Rate Accounts and Money Market Guarantee, are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the Funds.


The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in the separate accounts nor would any of these proceedings be likely to have a material adverse effect upon the separate accounts, our ability to meet our obligations under the Program, or the distribution of contract interests under the Program.


FINANCIAL STATEMENTS


The financial statements of Separate Accounts 3, 4, 10, and 66, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The SAI is available free of charge. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. You may request the SAI by writing to our Processing Office or calling 1-800-523-1125.



ABOUT THE TRUSTEE

As trustee, JPMorgan Chase Bank serves as a party to the contract. It has no responsibility for the administration of the Program or for any distributions or duties under the contract.


                                                            More information  39

DISTRIBUTION OF THE CONTRACTS

AXA Equitable performs all marketing and service functions under the contract. No sales commissions are paid with respect to units of interest in any of the separate accounts available under the contract; however, incentive compensation is paid to AXA Equitable employees performing these functions, based upon sales and the amount of first year plan contributions, as discussed in the SAI. The offering of the units is continuous.


REPORTS WE PROVIDE AND AVAILABLE INFORMATION


We send reports annually to employers showing the aggregate account balances of all participants and information necessary to complete annual IRS filings.

As permitted by the SEC's rules, we omitted certain portions of the registration statement filed with the SEC from this prospectus and the SAI. You may obtain the omitted information by: (1) requesting a copy of the registration statement from the SEC's principal office in Washington, D.C., and paying prescribed fees, or (2) by accessing the EDGAR Database at the SEC's website at www.sec.gov.



ACCEPTANCE

The employer or plan sponsor, as the case may be: (1) is solely responsible for determining whether the Program is a suitable funding vehicle and (2) should carefully read the prospectus and other materials before entering into an Adoption Agreement.


40  More information

Appendix I -- Condensed financial information

--------------------------------------------------------------------------------


These selected per unit data and ratios for the years ended December 31, 1999 through December 31, 2008 have been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The financial statements of each of the Funds as well as the consolidated financial statements of AXA Equitable are contained in the SAI. Information is provided for the period that each Fund has been available under the Program, but not longer than ten years.



SEPARATE ACCOUNT NO. 4 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

ALLIANCEBERNSTEIN GROWTH EQUITY FUND -- INCOME, EXPENSES AND CAPITAL CHANGES PER UNIT OUTSTANDING THROUGHOUT THE YEARS INDICATED AND OTHER SUPPLEMENTARY DATA




-------------------------------------------------------------------------------------------
                                                 YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------
                                      2008         2007        2006         2005
-------------------------------------------------------------------------------------------
Income                              $ 2.12       $ 2.28      $ 2.13      $  1.34
Expenses (Note A)                    (4.43)       (5.13)      (4.62)       (4.56)
Net investment loss                  (2.31)       (2.85)      (2.49)       (3.22)
Net realized and unrealized gain
 (loss) on investments (Note B)    (148.25)       41.37       (2.50)       34.64
Net increase (decrease) in
 AllianceBernstein Growth Equity
 Fund Unit Value                   (150.56)       38.52       (4.99)       31.42
AllianceBernstein Growth Equity
 Fund Unit Value (Note C):
 Beginning of year                  351.25       312.73      317.72       286.30
End of year                       $ 200.69     $ 351.25     $312.73      $317.72
Ratio of expenses to average net
 assets attributable to the Pro-
 gram                                1.56%        1.53%       1.50%         1.57%
Ratio of net income (loss) to aver-
 age net assets attributable to
 the Program                        (0.82)%      (0.85)%     (0.81)%      ( 1.11)%
Number of AllianceBernstein
 Growth Equity Fund Units out-
 standing at end of year (000's)      103          111         125           141
Portfolio turnover rate (Note D)      106%          60%         55%           49%
---------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------
                                     2004        2003        2002        2001        2000        1999
-----------------------------------------------------------------------------------------------------------------------
Income                               $1.20      $ 1.00      $  .88      $ 1.28      $ 1.57      $ 1.78
Expenses (Note A)                    (4.43)      (3.64)      (4.06)      (5.01)      (5.84)      (5.57)
Net investment loss                  (3.23)      (2.64)      (3.18)      (3.73)      (4.27)      (3.79)
Net realized and unrealized gain
 (loss) on investments (Note B)      38.51       66.69      (71.04)     (59.31)     (65.13)     102.66
Net increase (decrease) in
 AllianceBernstein Growth Equity
 Fund Unit Value                     35.28       64.05      (74.22)     (63.04)     (69.40)      98.87
AllianceBernstein Growth Equity
 Fund Unit Value (Note C):
 Beginning of year                  251.02      186.97      261.19      324.23      393.63      294.76
End of year                        $286.30    $ 251.02    $ 186.97    $ 261.19    $ 324.23    $ 393.63
Ratio of expenses to average net
 assets attributable to the Pro-
 gram                                 1.68%      1.69%       1.86%        1.80%      1.68%        1.69%
Ratio of net income (loss) to aver-
 age net assets attributable to
 the Program                        (1.23)%     (1.22)%   (  1.46)%    (  1.34)%    (1.23)%      (1.15)%
Number of AllianceBernstein
 Growth Equity Fund Units out-
 standing at end of year (000's)      147         153         154          159        165          181
Portfolio turnover rate (Note D)       60%         51%        39%          132%        48%          72%
-----------------------------------------------------------------------------------------------------------------------


See notes following these tables.

                               Appendix I -- Condensed financial information A-1

SEPARATE ACCOUNT NO. 3 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

ALLIANCEBERNSTEIN MID CAP GROWTH FUND -- INCOME, EXPENSES AND CAPITAL CHANGES PER UNIT OUTSTANDING THROUGHOUT THE YEARS INDICATED AND OTHER SUPPLEMENTARY DATA




------------------------------------------------------------------------------------------
                                                 YEAR ENDED DECEMBER 31,
------------------------------------------------------------------------------------------
                                    2008          2007         2006         2005
------------------------------------------------------------------------------------------
Income                              $ 0.10       $  .13      $ .23        $ .06
Expenses (Note A)                   (0.86)        (1.01)      (.93)        (.87)
Net investment loss                 (0.76)        (0.88)      (.70)        (.81)
Net realized and unrealized gain
 (loss) on investments (Note B)    (27.81)         7.11        .96         3.89
Net increase (decrease) in
 AllianceBernstein Mid Cap
 Growth Fund Unit Value            (28.57)         6.23        .26         3.08
AllianceBernstein Mid Cap Growth
 Fund Unit Value
 (Note C):
Beginning of year                   62.17         55.94      55.68        57.60
End of year                        $33.60       $ 62.17    $ 55.94      $ 55.68
Ratio of expenses to average net
 assets attributable to the Pro-
 gram                                1.72%         1.68%      1.66%        1.73%
Ratio of net investment income
 (loss) to average net assets
 attributable to the Program       (1.53)%        (1.46)%    (1.25)%     ( 1.61)%
Number of AllianceBernstein Mid
 Cap Growth Fund Units out-
 standing at end of year (000's)     338            353        390          406
Portfolio turnover rate (Note D)     129%           111%       120%         102%
------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
                                                              YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------
                                      2004         2003         2002          2001         2000         1999
---------------------------------------------------------------------------------------------------------------
Income                               $.06        $ .09        $ .08         $ .18        $ .39        $ .38
Expenses (Note A)                    (.85)        (.62)        (.62)         (.77)        (.96)        (.91)
Net investment loss                  (.79)        (.53)        (.54)         (.59)        (.57)        (.53)
Net realized and unrealized gain
 (loss) on investments (Note B)      8.92        18.26       (11.21)       ( 8.46)       (7.17)        8.09
Net increase (decrease) in
 AllianceBernstein Mid Cap
 Growth Fund Unit Value              8.13        17.73       (11.75)       ( 9.05)       (7.74)        7.56
AllianceBernstein Mid Cap Growth
 Fund Unit Value
 (Note C):
Beginning of year                   44.47        26.74        38.49         47.54        55.28        47.72
End of year                        $52.60      $ 44.47      $ 26.74       $ 38.49      $ 47.54      $ 55.28
Ratio of expenses to average net
 assets attributable to the Pro-
 gram                                1.82%        1.78%        2.02%         1.93%        1.82%        1.86%
Ratio of net investment income
 (loss) to average net assets
 attributable to the Program        (1.68)%      (1.51)%      (1.76)%       (1.48)%      (1.07)%      (1.09)%
Number of AllianceBernstein Mid
 Cap Growth Fund Units out-
 standing at end of year (000's)      448          428          379           361          353          366
Portfolio turnover rate (Note D)      134%         113%         161%          200%         136%         108%
---------------------------------------------------------------------------------------------------------------


See notes following these tables.

A-2 Appendix I -- Condensed financial information

SEPARATE ACCOUNT NO. 10 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

ALLIANCEBERNSTEIN BALANCED FUND -- INCOME, EXPENSES AND CAPITAL CHANGES PER UNIT OUTSTANDING THROUGHOUT THE YEARS INDICATED AND OTHER SUPPLEMENTARY DATA




---------------------------------------------------------------------------------------------------------------
                                              YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------
                                     2008         2007       2006       2005
---------------------------------------------------------------------------------------------------------------
Income                             $  1.88       $1.82      $1.48       $1.17
Expenses (Note A)                    (0.73)       (.82)      (.73)       (.72)
Net investment income                 1.15        1.00        .75         .45
Net realized and unrealized gain
 (loss) on investments (Note B)     (17.50)       1.06       3.59        1.92
Net increase (decrease) in
 AllianceBernstein Balanced Fund
 Unit Value                         (16.35)       2.06       4.34        2.37
AllianceBernstein Balanced Fund
 Unit Value (Note C):
Beginning of year                    53.70       51.64      47.30       44.93
End of year                         $37.35      $53.70     $51.64      $47.30
Ratio of expenses to average net
 assets attributable to the Pro-
 gram                                 1.56%      1.53%       1.50%       1.58%
Ratio of net investment income to
 average net assets attributable
 to the Program                       2.45%      1.86%       1.53%        .99%
Number of AllianceBernstein Bal-
 anced Fund Units outstanding at
 end of year (000's)                   599        677         692         748
Portfolio turnover rate (Note D)        61%       105%        146%        211%
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
                                                        YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------
                                       2004       2003       2002       2001       2000       1999
---------------------------------------------------------------------------------------------------------------
Income                              $ .94      $ .86      $1.09      $1.38      $1.55      $1.36
Expenses (Note A)                    (.72)      (.65)      (.68)      (.71)      (.73)      (.68)
Net investment income                 .22        .21        .41        .67        .82        .68
Net realized and unrealized gain
 (loss) on investments (Note B)      2.88       5.54      (4.15)     (3.05)     (2.36)      4.66
Net increase (decrease) in
 AllianceBernstein Balanced Fund
 Unit Value                          3.10       5.75      (3.74)     (2.38)     (1.54)      5.34
AllianceBernstein Balanced Fund
 Unit Value (Note C):
Beginning of year                   41.83      36.08      39.82      42.20      43.74      38.40
End of year                        $44.93    $ 41.83     $36.08     $39.82    $ 42.20     $43.74
Ratio of expenses to average net
 assets attributable to the Pro-
 gram                                1.68%      1.71%      1.80%      1.77%      1.68%      1.70%
Ratio of net investment income to
 average net assets attributable
 to the Program                       .51%       .54%      1.09%      1.66%      1.89%      1.70%
Number of AllianceBernstein Bal-
 anced Fund Units outstanding at
 end of year (000's)                  761        790        757        555        426        456
Portfolio turnover rate (Note D)      283%       339%       288%       168%       145%        95%
---------------------------------------------------------------------------------------------------------------


A. Enrollment fees are not included above and did not affect the AllianceBernstein Growth Equity, AllianceBernstein Mid Cap Growth or AllianceBernstein Balanced Fund Unit Values. Enrollment fees were generally deducted from contributions to the Program.


B. See Note 2 to Financial Statements of Separate Account Nos. 3 (Pooled), 4 (Pooled) and 10 (Pooled), which may be found in the SAI.

C. The value for an AllianceBernstein Growth Equity Fund Unit was established at $10.00 on January 1, 1968 under the National Association of Realtors Members Retirement Program (NAR Program). The NAR Program was merged into the Members Retirement Program on December 27, 1984. The values for an AllianceBernstein Mid Cap Growth and an AllianceBernstein Balanced Fund Unit were established at $10.00 on May 1, 1985, the date on which the Funds were first made available under the Program.


D. The portfolio turnover rate includes all long-term U.S. Government securities, but excludes all short-term U.S. Government securities and all other securities whose maturities at the time of acquisition were one year or less. Represents the annual portfolio turnover rate for the entire separate account.

Income, expenses, gains and losses shown above pertain only to participants' accumulations attributable to the Program. Other plans also participate in the AllianceBernstein Growth Equity, AllianceBernstein Mid Cap Growth and AllianceBernstein Balanced Funds and may have operating results and other supplementary data different from those shown above.


                               Appendix I -- Condensed financial information A-3

SEPARATE ACCOUNT NO. 66 UNIT VALUES


Unit values and number of units outstanding for these Funds at year end for each variable investment fund, except for those funds being offered for the first time after December 31, 2008.





---------------------------------------------------------------------------------------------------------------
                                               1999       2000       2001       2002        2003
---------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
 Unit Value                                      --         --         --          --          --
 Number of units outstanding (000's)             --         --         --          --          --
AXA Conservative Allocation
 Unit Value                                      --         --         --          --          --
 Number of units outstanding (000's)             --         --         --          --          --
AXA Conservative-PLUS Allocation
 Unit Value                                      --         --         --          --          --
 Number of units outstanding (000's)             --         --         --          --          --
AXA Moderate Allocation
 Unit Value                                      --         --         --          --          --
 Number of units outstanding (000's)             --         --         --          --          --
AXA Moderate-PLUS Allocation
 Unit Value                                      --         --         --          --          --
 Number of units outstanding (000's)             --         --         --          --          --
EQ/AllianceBernstein Intermediate Govern-
 ment Securities
 Unit Value                                      --         --         --     $ 10.09     $ 10.16
 Number of units outstanding (000's)             --         --         --          17         226
EQ/AllianceBernstein International
 Unit Value                                      --         --         --     $ 10.84     $ 14.48
 Number of units outstanding (000's)             --         --         --         757         795
EQ/Calvert Socially Responsible
 Unit Value                                      --     $ 9.63    $  8.10     $  5.87     $  7.41
 Number of units outstanding (000's)             --         12         36          57          99
EQ/Capital Guardian Research
 Unit Value                                      --         --         --     $ 10.87     $ 14.10
 Number of units outstanding (000's)             --         --         --         321         364
EQ/Equity 500 Index
 Unit Value                                      --     $ 8.78    $  7.60     $  5.81     $  7.32
 Number of units outstanding (000's)             --        851        917       1,084       1,477
EQ/GAMCO Small Company Value
 Unit Value                                      --         --         --          --          --
 Number of units outstanding (000's)             --         --         --          --          --
EQ/International Core PLUS
 Unit Value                                      --         --    $  8.05     $  6.74     $  8.82
 Number of units outstanding (000's)             --         --          3          22          55
EQ/Large Cap Growth PLUS
 Unit Value                                      --     $ 8.01    $  5.20     $  3.36     $  4.29
 Number of units outstanding (000's)             --         59        108         187         295
EQ/Large Cap Value PLUS
 Unit Value                                      --         --    $ 10.08     $  8.57     $ 10.89
 Number of units outstanding (000's)             --         --        371         433         487
EQ/Mid Cap Value PLUS
 Unit Value                                  $ 9.46     $ 9.81    $ 10.05     $  8.43     $ 11.08
 Number of units outstanding (000's)            159        158        232         374         431
EQ/PIMCO Real Return
 Unit Value                                      --         --         --          --          --
 Number of units outstanding (000's)             --         --         --          --          --
EQ/Small Company Index
 Unit Value                                      --         --    $  9.97     $  7.76     $ 11.18
 Number of units outstanding (000's)             --         --         38          79         157
EQ/Van Kampen Emerging Markets Equity
 Unit Value                                      --         --         --          --          --
 Number of units outstanding (000's)             --         --         --          --          --
EQ/Multimanager High Yield
 Unit Value                                      --         --         --          --          --
 Number of units outstanding (000's)             --         --         --          --          --
Multimanager Technology
 Unit Value                                      --         --         --          --          --
 Number of units outstanding (000's)             --         --         --          --          --
Target 2015 Allocation
 Unit Value                                      --         --         --          --          --
 Number of units outstanding (000's)             --         --         --          --          --
Target 2025 Allocation
 Unit Value                                      --         --         --          --          --
 Number of units outstanding (000's)             --         --         --          --          --
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
                                                                                                      Inception
                                               2004        2005        2006        2007        2008      Date
---------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
 Unit Value                                       --          --          --     $ 10.02    $  6.03      5/1/07
 Number of units outstanding (000's)              --          --          --          45         81
AXA Conservative Allocation
 Unit Value                                       --          --          --     $ 10.27    $  9.05      5/1/07
 Number of units outstanding (000's)              --          --          --          20         67
AXA Conservative-PLUS Allocation
 Unit Value                                       --          --          --     $ 10.21    $  8.14      7/6/07
 Number of units outstanding (000's)              --          --          --          26         61
AXA Moderate Allocation
 Unit Value                                       --          --          --     $ 10.17    $  7.60      7/6/07
 Number of units outstanding (000's)              --          --          --          24        284
AXA Moderate-PLUS Allocation
 Unit Value                                       --          --          --     $ 10.09    $  6.81      7/6/07
 Number of units outstanding (000's)              --          --          --           6         28
EQ/AllianceBernstein Intermediate Govern-
 ment Securities
 Unit Value                                  $ 10.22     $ 10.23     $ 10.44     $ 11.04    $ 11.32    11/22/02
 Number of units outstanding (000's)             171         222         232         262        303
EQ/AllianceBernstein International
 Unit Value                                  $ 16.95     $ 19.36     $ 23.73     $ 26.30    $ 12.85    11/22/02
 Number of units outstanding (000's)             822         871         919         880        807
EQ/Calvert Socially Responsible
 Unit Value                                  $  7.57     $  8.14     $  8.48     $  9.41    $  5.10      5/1/00
 Number of units outstanding (000's)             135         156         169         175        208
EQ/Capital Guardian Research
 Unit Value                                  $ 15.44     $ 16.19     $ 17.96     $ 18.06    $ 10.79    11/22/02
 Number of units outstanding (000's)             365         371         362         451        409
EQ/Equity 500 Index
 Unit Value                                  $  7.97     $  8.23     $  9.37     $  9.73    $  6.04     10/6/00
 Number of units outstanding (000's)           1,658       1,768       1,844       1,846      1,811
EQ/GAMCO Small Company Value
 Unit Value                                       --          --     $ 10.90     $ 11.78    $  8.08      5/1/06
 Number of units outstanding (000's)              --          --          16          47         74
EQ/International Core PLUS
 Unit Value                                  $  9.90     $ 11.46     $ 13.52     $ 15.41    $  8.41     5/18/01
 Number of units outstanding (000's)              92         160         260         291        273
EQ/Large Cap Growth PLUS
 Unit Value                                  $  4.77     $  5.14     $  5.49     $  6.28    $  3.83      5/1/00
 Number of units outstanding (000's)             362         434         446         510        547
EQ/Large Cap Value PLUS
 Unit Value                                  $ 12.20     $ 12.72     $ 15.27     $ 14.42    $  8.09     5/18/01
 Number of units outstanding (000's)             584         636         697         714        653
EQ/Mid Cap Value PLUS
 Unit Value                                  $ 12.90     $ 14.20     $ 15.80     $ 15.39    $  9.20      8/1/97
 Number of units outstanding (000's)             513         715         663         638        580
EQ/PIMCO Real Return
 Unit Value                                       --          --     $ 10.23     $ 11.27    $ 10.71      5/1/06
 Number of units outstanding (000's)              --          --           8          32        119
EQ/Small Company Index
 Unit Value                                  $ 12.99     $ 13.38     $ 15.59     $ 15.14    $  9.87     5/18/01
 Number of units outstanding (000's)             219         237         312         307        284
EQ/Van Kampen Emerging Markets Equity
 Unit Value                                       --          --     $ 11.75     $ 16.51    $  6.96      5/1/06
 Number of units outstanding (000's)              --          --          42         151        168
EQ/Multimanager High Yield
 Unit Value                                       --          --          --          --    $  7.72     5/18/01
 Number of units outstanding (000's)              --          --          --          --          4
Multimanager Technology
 Unit Value                                  $ 10.85     $ 11.94     $ 12.67     $ 14.82    $  7.76     5/14/04
 Number of units outstanding (000's)             115         147         157         172        177
Target 2015 Allocation
 Unit Value                                       --          --          --     $ 10.15    $  6.98      5/1/07
 Number of units outstanding (000's)              --          --          --          44        113
Target 2025 Allocation
 Unit Value                                       --          --          --     $ 10.14    $  6.52      5/1/07
 Number of units outstanding (000's)              --          --          --          12        123
---------------------------------------------------------------------------------------------------------------


A-4 Appendix I -- Condensed financial information

---------------------------------------------------------------------------------------------------------------
                                         1999    2000    2001    2002    2003    2004    2005    2006      2007
---------------------------------------------------------------------------------------------------------------
Target 2035 Allocation
 Unit Value                              --      --      --      --      --      --      --      --      $ 10.12
 Number of units outstanding (000's)     --      --      --      --      --      --      --      --            6
Target 2045 Allocation
 Unit Value                              --      --      --      --      --      --      --      --      $ 10.11
 Number of units outstanding (000's)     --      --      --      --      --      --      --      --            2
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
                                                    Inception
                                           2008       Date
---------------------------------------------------------------------------------------------------------------
Target 2035 Allocation
 Unit Value                              $ 6.20     5/1/07
 Number of units outstanding (000's)         15
Target 2045 Allocation
 Unit Value                              $ 5.87     5/1/07
 Number of units outstanding (000's)         12
---------------------------------------------------------------------------------------------------------------


                               Appendix I -- Condensed financial information A-5

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                           Page
Who is AXA Equitable?                                                        2
Funding of the Program                                                       2
Your responsibilities as employer                                            2
Procedures for withdrawals, distributions and transfers                      2

Provisions of the plans                                                      4
Investment restrictions and certain investment techniques applicable to the
     AllianceBernstein Growth Equity, AllianceBernstein Mid Cap Growth and AllianceBernstein
 Balanced Funds                                                              7
Portfolio holdings policy for the Pooled Separate Accounts                   8
Fund transactions                                                            9
Investment management and accounting fee                                     9
Portfolio managers' information (AllianceBernstein Growth Equity Fund,
  AllianceBernstein Mid Cap Growth Fund
     and AllianceBernstein Balanced Fund)                                   11
Investment professional conflict of interest disclosure                     15

Portfolio manager compensation                                              15

Distribution of the contracts                                               16

Custodian and independent public accounting firm                            16
Our management                                                              17

Financial statements index                                                  24

Financial statements                                                     FSA-1

CLIP AND MAIL TO US TO RECEIVE A STATEMENT OF ADDITIONAL INFORMATION

To: AXA Equitable Life Insurance Company

 Box 2468 GPO
 New York, NY 10116


-----------------------------------------------------------------------------

Please send me a copy of the Statement of Additional Information for the Members Retirement Program prospectus dated May 1, 2009.



--------------------------------------------------------------------------------
Name


--------------------------------------------------------------------------------
Address


--------------------------------------------------------------------------------
City                        State           Zip


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Copyright 2009 by AXA Equitable Life Insurance Company. All rights reserved.
















                                                                          x02468

          Supplement dated May 1, 2009 to Prospectus dated May 1, 2009
    ------------------------------------------------------------------------


                          MEMBERS RETIREMENT PROGRAMS

                          funded under contracts with
                      AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 Avenue of the Americas, New York, New York 10104
                        Toll-Free Telephone 800-223-5790


                       ----------------------------------

                           VARIABLE ANNUITY BENEFITS

                       ----------------------------------


           This Prospectus Supplement should be read and retained for future reference by Participants in the Members Retirement
                     Programs who are considering variable
                   annuity payment benefits after retirement.


                This Prospectus Supplement is not authorized for
                 distribution unless accompanied or preceded by
                    the Prospectus dated May 1, 2009 for the
                    appropriate Members Retirement Program.


------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS: ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------

                              RETIREMENT BENEFITS

         When you become eligible to receive benefits under a Members Retirement Program, you may select one or more of the following forms of distribution, which are available in variable or fixed form. The law requires that if the value of your Account Balance is more than $5,000, you must receive a Qualified Joint and Survivor Annuity unless your Spouse consents to a different election.

         Life Annuity - annuity providing monthly payments for your life. No payments will be made after your death, even if you have received only one payment.

         Life Annuity Period Certain - an annuity providing monthly payments for your life or, if longer, a specified period of time. If you die before the end of that specified period, payments will continue to your beneficiary until the end of the period. Subject to legal limitations, you may specify a minimum payment period of 5, 10, 15 or 20 years; the longer the specified period, the smaller the monthly payments will be.

         Joint and Survivor Annuity - Period Certain - an annuity providing monthly payments for your life and that of your beneficiary or, if longer, a specified period of time. If you and your beneficiary both die before the end of the specified period, payments will continue to your contingent beneficiary until the end of the period. Subject to legal limitations, you may specify a minimum payment period of 5, 10, 15 or 20 years; the longer the specified period, the smaller the monthly payments will be.

How Annuity Payments are Made

         When your distribution of benefits under an annuity begins, your Units in the Funds are redeemed. Part or all of the proceeds, plus part or all of your Account Balance in the General Account Options, may be used to purchase an annuity. The minimum amount that can be used to purchase any type of annuity is $5,000. Usually, a $350 charge will be deducted from the amount used to purchase the annuity to reimburse us for administrative expenses associated with processing the application and with issuing each month's annuity payment. Applicable premium taxes will also be deducted.

Annuity payments may be fixed or variable.

         FIXED ANNUITY PAYMENTS. Fixed annuity payments are determined from our annuity rate tables in effect at the time the first annuity payment is made. The minimum amount of the fixed payments is determined from tables in our contract with the Trustees, which show the amount of proceeds necessary to purchase each $1 of monthly annuity payments (after deduction of any applicable taxes and the annuity administrative charge). These tables are designed to determine the amounts required to pay for the annuity selected, taking into account our administrative and investment expenses and mortality and expense risks. The size of your payment will depend upon the form of annuity chosen, your age and the age of your beneficiary if you select a joint and survivor annuity.
         If our current group annuity rates for payment of proceeds would produce a larger payment, those rates will apply instead of the minimums in the contract tables. If we give any group pension client with a qualified plan a better annuity rate than those currently available for the Program, we will also make those rates available to Program participants. The annuity administrative charge may be greater than $350 in that case. Under our contract with the Trustees, we may change the tables but not more frequently than once every five years. Fixed annuity payments will not fluctuate during the payment period.

         VARIABLE ANNUITY PAYMENTS. Variable annuity payments are funded through our Separate Account No. 4 (Pooled) (the "Fund"), through the purchase of Annuity Units. The number of Annuity Units purchased is equal to the amount of the first annuity payment divided by the Annuity Unit Value for the due date of the first annuity payment. The amount of the first annuity payment is determined in the same manner for a variable annuity as it is for a fixed annuity. The number of Annuity Units stays the same throughout the payment period for the variable annuity but the Annuity Unit Value changes to reflect the investment income and the realized and unrealized capital gains and losses of the Fund, after adjustment for an assumed base rate of return of 5-3/4%, described below.

         The amounts of variable annuity payments are determined as follows:
Payments normally start as of the first day of the second calendar month following our receipt of the proper forms. The first two monthly payments are the same.

         Payments after the first two will vary according to the investment performance of the Fund. Each monthly payment will be calculated by multiplying the number of Annuity Units credited to you by the Annuity Unit Value for the first business day of the calendar month before the due date of the payment.

         The Annuity Unit Value was set at $1.1553 as of July 1, 1969, the first day that Separate Account No. 4 (Pooled) was operational. For any month after that date, it is the Annuity Unit Value for the preceding month multiplied by the change factor for the current month. The change factor gives effect to the assumed annual base rate of return of 5-3/4% and to the actual investment experience of the Fund.

         Because of the adjustment for the assumed base rate of return, the Annuity Unit Value rises and falls depending on whether the actual rate of investment return is higher or lower than 5-3/4%.

         Illustration of Changes in Annuity Payments. To show how we determine variable annuity payments from month to month, assume that the amount you applied to purchase an annuity is enough to fund an annuity with a monthly payment of $363 and that the Annuity Unit Value for the due date of the first annuity payment is $1.05. The number of annuity units credited under your certificate would be 345.71 (363 divided by 1.05 = 345.71). If the third monthly payment is due on March 1, and the Annuity Unit Value for February was $1.10, the annuity payment for March would be the number of units (345.71) times the Annuity Unit Value ($1.10), or $380.28. If the Annuity Unit Value was $1.00 on March 1, the annuity payment for April would be 345.71 times $1.00 or $345.71.

Summary of Annuity Unit Values for the Fund

         This table shows the Annuity Unit Values with an assumed base rate of return of 5-3/4%.

                First Business Day of          Annuity Unit Value
                ---------------------          ------------------
                     October 1987                   $4.3934
                     October 1988                   $3.5444
                     October 1989                   $4.8357
                     October 1990                   $3.8569
                     October 1991                   $5.4677
                     October 1992                   $5.1818
                     October 1993                   $6.3886
                     October 1994                   $6.1563
                     October 1995                   $7.4970
                     October 1996                   $8.0828
                     October 1997                  $11.0300
                     October 1998                   $7.5963
                     October 1999                   $9.8568
                     October 2000                  $10.6810
                     October 2001                   $7.3761
                     October 2002                   $5.3455
                     October 2003                   $6.3322
                     October 2004                   $6.7242
                     October 2005                   $7.4953
                     October 2006                   $6.9450
                     October 2007                   $7.9366
                     October 2008                   $6.4923

                                    THE FUND

         The Fund (Separate Account No. 4 (Pooled)) was established pursuant to the Insurance law of the State of New York in 1969. It is an investment account used to fund benefits under group annuity contracts and other agreements for tax-deferred retirement programs administered by us.

         For a full description of the Fund, its investment policies, the risks of an investment in the Fund and information relating to the valuation of Fund assets, see the description of the Fund in our May 1, 2009 prospectus and the Statement of Additional Information.

                               INVESTMENT MANAGER

The Manager

         We, AXA Equitable, act as Investment Manager to the Fund. As such, we have complete discretion over Fund assets and we invest and reinvest these assets in accordance with the investment policies described in our May 1, 2009 prospectus and Statement of Additional Information.

         We are a New York stock life insurance company with our Home Office at 1290 Avenue of the Americas, New York, New York 10104. Founded in 1859, we are one of the largest insurance companies in the United States. AXA Equitable is an indirect wholly-owned subsidiary of our sole stockholder AXA Financial, Inc. AXA Financial, Inc. and its subsidiaries managed assets of approximately
$543.2 billion as of December 31, 2008, including third party assets of $412.5 billion.

Investment Management

         In providing investment management to the Fund, we currently use the personnel and facilities of our majority owned subsidiary, AllianceBernstein Management L.P. ("AllianceBernstein"), for portfolio selection and transaction services. For a description of AllianceBernstein, see our May 1, 2009 Members Retirement Program prospectus.

Fund Transactions

         The Fund is charged for securities brokers commissions, transfer taxes and other fees relating to securities transactions. Transactions in equity securities for the Fund are executed primarily through brokers which are selected by AllianceBernstein/AXA Equitable and receive commissions paid by the Fund. For 2008, 2007 and 2006, the Fund paid $348,431, $441,947 and $739,493, respectively, in brokerage commissions. For a full description of our policies relating to the selection of brokers, see the description of the Fund in our May 1, 2009 Statement of Additional Information.

                              FINANCIAL STATEMENTS

                  The financial statements of the Fund reflect applicable fees, charges and other expenses under the Members Retirement Programs as in effect during the periods covered, as well as the charges against the account made in accordance with the terms of all other contracts participating in the account.


Separate Account No. 4 (Pooled):                                     Page

Report of Independent Registered Public Accounting Firm              FSA-1

        Statement of Assets and Liabilities,
             December 31, 2008                                       FSA-2

        Statement of Operations for the Year Ended
             December 31, 2008                                       FSA-3

        Statements of Changes in Net Assets for the Years Ended
             December 31, 2008 and 2007                              FSA-4

        Portfolio of Investments
             December 31, 2008                                       FSA-5

        Notes to Financial Statements                                FSA-7

                                      FSA-1

--------------------------------------------------------------------------------

            Report of Independent Registered Public Accounting Firm


To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account No. 4 of AXA Equitable Life Insurance Company:


In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of Separate Account No. 4 of AXA Equitable Life Insurance Company ("AXA Equitable") at December 31, 2008, and the results of its operations and the changes in its net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
New York, New York
April 9, 2009

                                     FSA-1

--------------------------------------------------------------------------------
Separate Account No. 4 (Pooled)
of AXA Equitable Life Insurance Company



Statement of Assets and Liabilities
December 31, 2008
--------------------------------------------------------------------------------
Assets:
Investments (Notes 2 and 3):
 Common stocks -- at value (cost: $78,108,190)....................  $65,503,619
Due from AXA Equitable's General Account..........................      344,437
Due to custodian..................................................        4,658
Interest and dividends receivable.................................       68,534
-------------------------------------------------------------------------------
Total assets......................................................   65,921,248
-------------------------------------------------------------------------------
Liabilities:
Payable for investment securities purchased.......................       15,206
Accrued expenses..................................................      230,120
-------------------------------------------------------------------------------
Total liabilities.................................................      245,326
-------------------------------------------------------------------------------
Net Assets........................................................  $65,675,922
===============================================================================
Amount retained by AXA Equitable in Separate Account No. 4........  $ 1,706,927
Net assets attributable to contract owners........................   43,877,015
Net assets allocated to contracts in payout period................   20,091,980
-------------------------------------------------------------------------------
Net Assets........................................................  $65,675,922
===============================================================================


                                               Units Outstanding    Unit Values
                                              ------------------- --------------
Institutional...............................                7,092 $     5,469.59
RIA.........................................                7,491         508.49
MRP.........................................              103,019         200.69
EPP.........................................                4,438         527.45
The accompanying notes are an integral part of these financial statements.

                                     FSA-2

--------------------------------------------------------------------------------
Separate Account No. 4 (Pooled)
of AXA Equitable Life Insurance Company



Statement of Operations
Year Ended December 31, 2008
-------------------------------------------------------------------------------------
Investment Income (Note 2):
Dividends (net of foreign taxes withheld of $28,854).................  $    1,836,631
Interest.............................................................         105,685
-------------------------------------------------------------------------------------
Total investment income..............................................       1,942,316
-------------------------------------------------------------------------------------
Expenses (Note 5):
Investment management fees...........................................        (434,083)
Operating and expense charges........................................        (849,570)
-------------------------------------------------------------------------------------
Total expenses.......................................................      (1,283,653)
-------------------------------------------------------------------------------------
Net investment income................................................         658,663
-------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments (Note 2):
Realized loss from security and foreign currency transactions........      (5,160,027)
Change in unrealized appreciation/depreciation of investments........    (108,135,363)
-------------------------------------------------------------------------------------
Net realized and unrealized loss on investments......................    (113,295,390)
-------------------------------------------------------------------------------------
Net Decrease in Net Assets Attributable to Operations................  $ (112,636,727)
=====================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-3

--------------------------------------------------------------------------------
Separate Account No. 4 (Pooled)
of AXA Equitable Life Insurance Company



Statements of Changes in Net Assets
---------------------------------------------------------------------------------------------------------------------------
                                                                                                 Year Ended December 31,
                                                                                                  2008             2007
---------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:
From Operations:
Net investment income....................................................................  $      658,663    $      489,892
Net realized gain (loss) on investments and foreign currency transactions................      (5,160,027)       94,104,905
Change in unrealized appreciation/depreciation of investments............................    (108,135,363)      (22,813,133)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets attributable to operations.........................    (112,636,727)       71,781,664
---------------------------------------------------------------------------------------------------------------------------
From Contributions and Withdrawals:
Contributions............................................................................      19,004,561        65,174,510
Withdrawals..............................................................................    (372,461,243)     (201,991,340)
Asset management fees....................................................................        (513,538)         (798,008)
Administrative fees......................................................................         (31,648)          (76,744)
---------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets attributable to contributions and withdrawals.................    (354,001,868)     (137,691,582)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets attributable to AXA Equitable's transactions.......           4,204            (6,261)
---------------------------------------------------------------------------------------------------------------------------
Decrease in Net Assets...................................................................    (466,634,391)      (65,916,179)
Net Assets -- Beginning of Year..........................................................     532,310,313       598,226,492
---------------------------------------------------------------------------------------------------------------------------
Net Assets -- End of Year................................................................  $   65,675,922    $  532,310,313
===========================================================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-4

--------------------------------------------------------------------------------
Separate Account No. 4 (Pooled)
of AXA Equitable Life Insurance Company



Portfolio of Investments -- December 31, 2008
--------------------------------------------------------------------------------
Company                                          Shares        U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.7%
Information Technology - 31.0%
Communications Equipment - 6.2%
F5 Networks, Inc. (a).......................        52,900       $1,209,294
Juniper Networks, Inc. (a)..................       104,710        1,833,472
QUALCOMM, Inc...............................        28,640        1,026,171
                                                                 ----------
                                                                  4,068,937
                                                                 ----------
Computers & Peripherals - 3.0%
Apple, Inc. (a).............................        22,901        1,954,600
                                                                 ----------
Electronic Equipment, Instruments & Components - 1.7%
Dolby Laboratories, Inc.-Class A (a).......         14,440          473,054
Mettler Toledo International, Inc. (a).....          9,000          606,600
                                                                 ----------
                                                                  1,079,654
                                                                 ----------
Internet Software & Services - 3.8%
Google, Inc.-Class A (a)....................         8,130        2,501,195
                                                                 ----------
IT Services - 8.4%
Accenture Ltd.-Class A......................        43,200        1,416,528
Alliance Data Systems Corp. (a).............        29,800        1,386,594
SAIC, Inc. (a)..............................       114,760        2,235,525
Visa, Inc.-Class A..........................         9,600          503,520
                                                                 ----------
                                                                  5,542,167
                                                                 ----------
Software - 7.9%
Activision Blizzard, Inc. (a)...............       152,300        1,315,872
Adobe Systems, Inc. (a).....................        21,060          448,368
Ansys, Inc. (a).............................        49,200        1,372,188
Salesforce.com, Inc. (a)....................        64,800        2,074,248
                                                                 ----------
                                                                  5,210,676
                                                                 ----------
                                                                 20,357,229
                                                                 ----------
Health Care - 29.4%
Biotechnology - 11.8%
Celgene Corp. (a)...........................        31,300        1,730,264
Genentech, Inc. (a).........................        35,760        2,964,862
Gilead Sciences, Inc. (a)...................        59,110        3,022,885
                                                                 ----------
                                                                  7,718,011
                                                                 ----------
Health Care Equipment & Supplies - 8.9%
Alcon, Inc..................................        11,250        1,003,388
Baxter International, Inc...................        30,800        1,650,572
Becton Dickinson & Co.......................         8,700          594,993
Covidien Ltd................................        29,600        1,072,704
Intuitive Surgical, Inc. (a)................           950          120,640
Varian Medical Systems, Inc. (a)............        40,600        1,422,624
                                                                 ----------
                                                                  5,864,921
                                                                 ----------
Health Care Providers & Services - 3.5%
Medco Health Solutions, Inc. (a)............        55,550        2,328,100
                                                                 ----------
Life Sciences Tools & Services - 1.1%
Illumina, Inc. (a)..........................        27,000          703,350
                                                                 ----------
Pharmaceuticals - 4.1%
Teva Pharmaceutical Industries Ltd.
    (Sponsored) (ADR).......................        63,370       $2,697,661
                                                                 ----------
                                                                 19,312,043
                                                                 ----------
Industrials - 8.1%
Construction & Engineering - 3.3%
Fluor Corp..................................        23,500        1,054,445
Jacobs Engineering Group, Inc. (a)..........        23,680        1,139,008
                                                                 ----------
                                                                  2,193,453
                                                                 ----------
Electrical Equipment - 3.2%
Ametek, Inc.................................        35,285        1,065,960
Emerson Electric Co.........................        28,220        1,033,134
                                                                 ----------
                                                                  2,099,094
                                                                 ----------
Machinery - 1.6%
Danaher Corp................................        17,890        1,012,753
                                                                 ----------
                                                                  5,305,300
                                                                 ----------
Energy - 8.0%
Energy Equipment & Services - 6.3%
Cameron International Corp. (a).............        95,520        1,958,160
FMC Technologies, Inc. (a)..................        20,200          481,366
National Oilwell Varco, Inc. (a)............        18,900          461,916
Schlumberger Ltd............................        28,640        1,212,331
                                                                 ----------
                                                                  4,113,773
                                                                 ----------
Oil, Gas & Consumable Fuels - 1.7%
EOG Resources, Inc..........................         8,900          592,562
XTO Energy, Inc.............................        15,100          532,577
                                                                 ----------
                                                                  1,125,139
                                                                 ----------
                                                                  5,238,912
                                                                 ----------
Consumer Discretionary - 7.3%
Diversified Consumer Services - 2.7%
Strayer Education, Inc......................         8,360        1,792,468
                                                                 ----------
Hotels, Restaurants & Leisure - 1.6%
Yum! Brands, Inc............................        32,200        1,014,300
                                                                 ----------
Household Durables - 0.7%
NVR, Inc. (a)...............................         1,060          483,625
                                                                 ----------
Media - 0.9%
The DIRECTV Group, Inc. (a).................        25,700          588,787
                                                                 ----------
Multiline Retail - 1.4%
Kohl's Corp. (a)............................        25,400          919,480
                                                                 ----------
                                                                  4,798,660
                                                                 ----------
Consumer Staples - 6.9%
Food Products - 3.6%
General Mills, Inc..........................        29,400        1,786,050
Kellogg Co..................................        12,600          552,510
                                                                 ----------
                                                                  2,338,560
                                                                 ----------

                                      FSA-5

--------------------------------------------------------------------------------
Separate Account No. 4 (Pooled)
of AXA Equitable Life Insurance Company



Portfolio of Investments -- December 31, 2008 (Concluded)
-------------------------------------------------------------------
Company                                    Shares   U.S. $ Value
-------------------------------------------------------------------
Household Products - 1.6%
Procter & Gamble Co....................... 17,500   $ 1,081,850
                                                    -----------
Tobacco - 1.7%
Philip Morris International, Inc.......... 26,500     1,153,015
                                                    -----------
                                                      4,573,425
                                                    -----------
Financials - 6.0%
Capital Markets - 3.5%
The Charles Schwab Corp................... 76,060     1,229,890
Greenhill & Co., Inc...................... 15,070     1,051,434
                                                    -----------
                                                      2,281,324
                                                    -----------
Insurance - 2.5%
Aflac, Inc................................ 36,100     1,654,824
                                                    -----------
                                                      3,936,148
                                                    -----------
Telecommunication Services - 2.2%
Wireless Telecommunication Services - 2.2%
American Tower Corp.-Class A (a).......... 50,200   $ 1,471,864
                                                    -----------
Materials - 0.8%
Chemicals - 0.8%
Monsanto Co...............................  7,250       510,038
                                                    -----------
Total Investments - 99.7%
   (cost $78,108,190).....................           65,503,619
Other assets less liabilities - 0.3%......              172,303
                                                    -----------
Net Assets - 100.0%.......................          $65,675,922
                                                    ===========

(a)  Non-income producing security.

     Glossary:
     ADR - American Depositary Receipt

     The accompanying notes are an integral part of these financial statements.

                                     FSA-6

Separate Account No. 4 (Pooled) of AXA Equitable Life Insurance Company

 ----------------------------------------------
| Notes to Financial Statements                 |-------------------------------
| December 31, 2008                             |
 -----------------------------------------------

1.   Organization


     Separate Account No. 4 (Pooled) (collectively, the Fund or Account) of AXA Equitable Life Insurance Company (AXA Equitable), was established and maintained in conformity with the New York State Insurance Law. Pursuant to such law, to the extent provided in the applicable contracts, the net assets in the Fund is not chargeable with liabilities arising out any other business of AXA Equitable. These financial statements reflect the financial position and results of operations for each of the Separate Account No. 4. Annuity contracts issued by AXA Equitable are Retirement Investment Account ("RIA"), Members Retirement Program ("MRP"), and Equi-Pen-Plus ("EPP") (collectively, the Plans). Institutional reflects investments in Funds by contract owners of group annuity contracts issued by AXA Equitable. Assets of the Plans and Institutional are invested in a number of investment Funds (available Funds vary by Plan).

     The contract owners invest in Separate Account No. 4 under the following respective names:

         RIA
         Separate Account No. 4      The AllianceBernstein Common Stock Fund
         MRP
         Separate Account No. 4      The AllianceBernstein Growth Equity Fund
         EPP
         Separate Account No. 4      The AllianceBernstein Common Stock Fund
         Institutional
         Separate Account No. 4      Growth Stock Account

     Each of the variable investment options of the Account bears indirectly exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Trusts, which were distributed by AXA Equitable to the contractowners.

     Under applicable insurance law, the assets and liabilities of the Accounts are clearly identified and distinguished from AXA Equitable's other assets and liabilities. The assets of the Accounts are the property of AXA Equitable. However, the portion of the Accounts' assets attributable to the contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct. The excess of assets over reserves and other contract liabilities, if any, in Separate Account No. 4 may be transferred to AXA Equitable's General Account. AXA Equitable's General Account is subject to creditor rights.

     The amount retained by AXA Equitable in Separate Account No. 4 arises principally from (1) contributions from AXA Equitable, (2) expense risk charges accumulated in the account, and (3) that portion, determined ratably, of the account's investment results applicable to those assets in the account in excess of the net assets for the contracts. Amounts retained by AXA Equitable are not subject to charges for expense risks.

2.   Significant Accounting Policies

     The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
     (GAAP). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

     Effective January 1, 2008, AXA Equitable adopted SFAS No. 157, "Fair Value Measurements." SFAS No. 157

                                     FSA-7

Separate Account No. 4 (Pooled) of AXA Equitable Life Insurance Company

 ----------------------------------------------
| Notes to Financial Statements (Continued)     |-------------------------------
| December 31, 2008                             |
 -----------------------------------------------

2.   Significant Accounting Policies (Continued)


     establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair measurements that are already required or permitted by other accounting standards. Fair value is defined under SFAS No. 157 as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset in an orderly transaction between market participants on the measurement date. The adoption of SFAS No. 157 had no impact on the net assets of the Funds.

     SFAS No. 157 also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

     Level 1 Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

     Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

     Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

     As all assets of the account are classified as Level 1, no reconciliation of Level 3 assets and change in unrealized gains (losses) for Level 3 assets still held as of December 31, 2008, are presented.

     Investment securities for Separate Account No. 4 are valued as follows:

     Stocks listed on national securities exchanges and certain over-the-counter issues traded on the National Association of Securities Dealers, Inc. Automated Quotation (NASDAQ) national market system are valued at the last sale price, or, if there is no sale, at the latest available bid price.

     Foreign securities not traded directly, or in American Depositary Receipt
     (ADR) form in the United States, are valued at the last sale price in the local currency on an exchange in the country of origin. Foreign currency is converted into its U.S. dollar equivalent at current exchange rates.

     Forward contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

     United States Treasury securities and other obligations issued or guaranteed by the United States Government, its agencies or instrumentalities are valued at representative quoted prices.

     Long-term (i.e., maturing in more than a year) publicly traded corporate bonds are valued at prices obtained from a bond pricing service of a major dealer in bonds, when such prices are available; however, in circumstances where AXA Equitable and AllianceBernstein L.P. ("Alliance") deem it appropriate to do so, an over-the-counter or exchange quotation may be used.

     Convertible preferred stocks listed on national securities exchanges are valued at their last sale price or, if there is no sale, at the latest available bid price.

                                     FSA-8

Separate Account No. 4 (Pooled) of AXA Equitable Life Insurance Company

 ----------------------------------------------
| Notes to Financial Statements (Continued)     |-------------------------------
| December 31, 2008                             |
 -----------------------------------------------

2.   Significant Accounting Policies (Concluded)


     Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more major dealers in such securities; where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stock.

     Other assets that do not have a readily available market price are valued at fair value as determined in good faith by AXA Equitable's investment officers.

     Short-term debt securities purchased directly by the Funds, that mature in 60 days or less are valued at amortized cost. Short-term debt securities, that mature in more than 60 days are valued at representative quoted prices.

     Insurance Contract Transactions:

          (a) Employer-initiated events - events within the control of the plan or the plan sponsor which would have a material and adverse impact on the Fund (e.g., layoffs, bankruptcy, plant closings, plan termination and/or mergers);

          (b) Employer communications designed to induce participants to transfer from the fund;

          (c) Competing fund transfer or violation of equity wash or equivalent rules in place;

          (d)  Changes in qualification status of employer or plan.

     In general, issuers may terminate the contract and settle at other than contract value if the qualification status of employer or plan changes, breach of material obligations under the contract and misrepresentation by the contract holder, or failure of the underlying portfolio to conform to the pre-established investment guidelines.

     Investment Transactions:

     Security transactions are recorded on the trade date. Amortized cost of debt securities where applicable is adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date; interest income (including amortization of premium and discount on securities using the effective yield method) is accrued daily. Realized gains and losses on the sale of investments are computed on the basis of the identified cost of the related investments sold.

     Transactions denominated in foreign currencies are recorded at the rate prevailing at the date of such transactions. Asset and liability accounts that are denominated in a foreign currency are adjusted to reflect the current exchange rate at the end of the period. Transaction gains or losses resulting from changes in the exchange rate during the reporting period or upon settlement of the foreign currency transactions are reflected under "Realized and Unrealized Gain (Loss) on Investments" in the Statement of Operations.

     Net assets allocated to contracts in the payout period are computed according to various mortality tables, depending on the year the benefits were purchased. The tables used are the 1971 GAM table, the 1983 GAM table, and the 1994 GAR. The assumed investment returns vary by contract and range from 4 percent to 6.5 percent. The contracts are participating group annuities, and thus, the mortality risk is borne by the contractholder, as long as the contract has not been discontinued. AXA Equitable retains the ultimate obligation to pay the benefits if the contract funds become insufficient and the contractholder elects to discontinue the contract.

     Amounts due to/from the General Account or receivable/payable for policy related transactions represent

                                     FSA-9

Separate Account No. 4 (Pooled) of AXA Equitable Life Insurance Company

 ----------------------------------------------
| Notes to Financial Statements (Continued)     |-------------------------------
| December 31, 2008                             |
 -----------------------------------------------

2.   Significant Accounting Policies (Concluded)


     receivables/payables for policy related transactions predominately related to premiums, surrenders and death benefits.

     Payments received from contract owners represent contributions under the contracts (excluding amounts allocated to the guaranteed interest option, reflected in the General Account). The amount allocated to the guaranteed interest option earns interest at the current guaranteed interest rate which is an annual effective rate.

     The operations of the Account are included in the federal income tax return of AXA Equitable, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to contracts participating in the Funds by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of the contracts participating in the Account. Accordingly, no provision for federal income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax incurred which is applicable to the Account if the law is changed.

3.   Purchases and Sales on Investments

     Investment Security Transactions

     For the year ended December 31, 2008, investment security transactions, excluding short-term debt securities, were as follows for Separate Account No. 4:

                                                 Purchases           Sales
                                             ----------------- ----------------
                                                  Stocks,           Stocks,
             Fund                             Debt Securities   Debt Securities
     ---------------------------------------------------------------------------
     Separate Account No. 4.................   $273,174,878      $613,149,222

4.   Related Party Transactions

     AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")) serves as an investment advisor for Separate Account
     4. Alliance is a publicly traded limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

     AXA Advisors, LLC (AXA Advisors) is an affiliate of AXA Equitable, and a distributor and principal underwriter of the policies ("contracts"). AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

     The contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC or its subsidiaries (affiliates of AXA Equitable). AXA Advisors receives commissions and other service-related payments under its distribution agreement with AXA Equitable and its networking agreement with AXA Network.

     AXA Equitable, AllianceBernstein, and AXA Advisors seek to obtain the best price and execution of all orders placed for the portfolios of the AXA Equitable Funds considering all circumstances. In addition to using brokers and dealers to execute portfolio security transactions for accounts under their management, AXA Equitable, Alliance, and AXA Advisors may also enter into other types of business and securities transactions with brokers and dealers, which will be unrelated to allocation of the AXA Equitable Funds' portfolio transactions.

     On April 30, 2008, AXA Equitable transferred the assets related to the American Dental Associations Members Retirement Program ("ADA") from Separate Account No. 4 to Separate Account No. 206. The assets were

                                     FSA-10

Separate Account No. 4 (Pooled) of AXA Equitable Life Insurance Company

 ----------------------------------------------
| Notes to Financial Statements (Continued)     |-------------------------------
| December 31, 2008                             |
 -----------------------------------------------

4.   Related Party Transactions (Concluded)


     transferred by redeeming units in The Growth Equity Fund, and purchasing units in fund(s) of EQ Advisors Trust. The fair value of ADA assets held in Separate Account No. 4 immediately prior to the transfer was $461,160,573. The fair value of assets transferred to Separate Account No. 206 was $202,949,503. Separate Account No. 4 realized a gain of $33,302,848 upon the transfer of assets made on redemption of the ADA units. The fair value of assets remaining in Separate Account No. 4 immediately after the transfer was $258,632,096.

     On September 30, 2008, AXA Equitable transferred the assets related to the interest of retirement and investment plan for employees, managers and agents of AXA Equitable from Separate Account No. 4 to Separate Account No.
     210. The assets were transferred by redeeming units in Growth Stock Account and Mid Cap Growth Stock Account, and purchasing units in Separate Account No. 206. The fair value of units of interest of retirement and investment plan for employees, managers and agents of AXA Equitable assets held in Separate Account No. 4 immediately prior to the transfer were $95,670,700. The fair value of assets transferred to Separate Account No. 210 was $474,951,003. Separate Account No. 4 realized loss of $6,494,458 upon redemption of units of interest of retirement and investment plans for employees, managers and agents of AXA Equitable. The fair value of assets remaining in Separate Account No. 4 immediately after the transfer was $87,362,105.

5.   Asset Charges

     Charges and fees relating to the Funds are paid to AXA Equitable and are deducted in accordance with the terms of the various contracts which participate in the Funds. Depending upon the terms of a contract, sales-related fees and operating expenses are paid (i) by a reduction of an appropriate number of Fund unit or (ii) by a direct payment.

     RIA

     Charges and fees relating to the Funds are paid to AXA Equitable and are deducted in accordance with the terms of the various contracts which participate in the Funds. Depending upon the terms of a contract, sales-related fees and operating expenses are paid by the contract holder
     (i) by a reduction of an appropriate number of Fund units or (ii) by a direct payment from contractowners. Fees with respect to the Retirement Investment Account (RIA) contracts are as follows:

     Investment Management Fee:

     An annual fee of 0.50% of the net assets attributable to RIA units is assessed for the AllianceBernstein Common Stock Fund.

     Administrative Fees:

     Contracts investing in the Funds are subject to certain administrative expenses according to contract terms. These fees may include:

     Ongoing Operations Fee -- An expense charge is made based on the combined net balances of each fund. Depending upon when the employer adopted RIA, the monthly rate ranges from 1/12 of 1.25% to 1/12 of 0.50% or from 1/12 of 1.25% to 1/12 of 0.25%.

     Participant Recordkeeping Services Charge -- Employers electing RIA's optional Participant Recordkeeping Services are subject to an annual charge of $25 per employee-participant under the employer plan.


                                     FSA-11

Separate Account No. 4 (Pooled) of AXA Equitable Life Insurance Company

 ----------------------------------------------
| Notes to Financial Statements (Continued)     |-------------------------------
| December 31, 2008                             |
 -----------------------------------------------

5.   Asset Charges (Continued)


     Contingent Withdrawal Charge -- Certain withdrawals are subject to defined contingent withdrawal charges. The maximum charge is 6% of the total plan assets withdrawn.

     Loan Fee -- A loan fee equal to 1% of the amount withdrawn as loan principal is deducted on the date the plan loan is made.

     Operating and Expense Charges:

     In addition to the charges and fees mentioned above, the Funds are charged for certain costs and expenses directly related to their operations. These may include transfer taxes, SEC filing fees and certain related expenses including printing of SEC filings, prospectuses and reports. These charges and fees are reflected as reductions of unit value.

     MRP

     Charges and fees relating to the Funds paid to AXA Equitable are deducted in accordance with the terms of the various contracts which participate in the Funds. With respect to the Members Retirement Program these expenses consist of investment management and accounting fees, program expense charge, direct expenses and record maintenance and report fees. These charges and fees are paid to AXA Equitable and are recorded as expenses in the accompanying Statement of Operations. Fees with respect to the Members Retirement Program contracts are as follows:

     The below discusses expenses related to Separate Account No. 4:

     o Program Expense Charge-- AXA Equitable determines the Program expense charge for a plan on the last day of each month, based on two factors:
          (1) the Average account value of the accounts in the plan, and (2) the value of the Total plan assets invested in the Members Retirement Program by the plan, on that date. All participants in a plan pay the Program expense charge at the same percentage rate, regardless of individual account value. The maximum Program expense charge is at an annual rate of 1.00% per assessed as a monthly charge to each participant.

     o Investment Management Fees--An expense charge is made daily at an effective annual rate of 0.50% of the net assets of the AllianceBernstein Growth Equity Fund.

     o Direct Operating and Other Expenses--In addition to the charges and fees mentioned above, the Funds are charged for certain costs and expenses directly related to their operations. These may include transfer taxes, SEC filing fees and certain related expenses including printing of SEC filings, prospectuses and reports. These charges and fees are reflected as a reduction of the unit value.

     o A record maintenance and report fee of $3.75 per participant is deducted quarterly as a liquidation of fund units.

     EPP

     Charges and fees relating to the Funds are paid to AXA Equitable and are deducted in accordance with the terms of the various contracts, which participate in the Funds. Depending upon the terms of a contract, sales-related fees and operating expenses are paid (i) by a reduction of an appropriate number of Fund Units or (ii) by a direct payment. Fees with respect to the Equi-Pen-Plus Master Plan and Retirement Trust are as follows:

     Investment Management Fee:

                                     FSA-12

Separate Account No. 4 (Pooled) of AXA Equitable Life Insurance Company

 ----------------------------------------------
| Notes to Financial Statements (Continued)     |-------------------------------
| December 31, 2008                             |
 -----------------------------------------------

5.   Asset Charges (Continued)


     An annual fee of 0.25% of the total plan and trust net assets held in each Separate Account is deducted daily. This fee is reflected as reduction in EPP unit value.

     Administrative Fees:

     Ongoing Operations Fee -- An expense charge is made based on each client's combined balance of Master Plan and Trust net assets in the Funds and AXA Equitable's Fixed Income Accounts at a monthly rate of 1/12 of (i) 1% of the first $500,000, (ii) 0.75% of the next $500,000 and (iii) 0.50% of the excess over $1,000,000. The ongoing operations fee is generally paid via a liquidation of units held in the fund.

     Participant Recordkeeping Services Charge -- Employers electing Equi-Pen-Plus's optional Participant Recordkeeping Services are subject to an annual charge of $25 per employee-participant under the employer plan. The participant recordkeeping service charge is generally paid via a liquidation of units held in the fund.

     Withdrawal Charge -- A charge is applied if the client terminates plan participation in the Master Retirement Trust ("Master Trust") and if the client transfers assets to another funding agency before the fifth anniversary of the date AXA Equitable accepts the participation agreement. The redemption charge is generally paid via a liquidation of units held in the fund and will be based on the following schedule:

            For Termination Occurring In:          Withdrawal Charge:
           -------------------------------   ------------------------------
           Years 1 and 2..................   3% of all Master Trust assets
           Years 3 and 4..................   2% of all Master Trust assets
           Year 5.........................   1% of all Master Trust assets
           After Year 5...................   No Withdrawal Charge

     Operating and Expense Charges:

     In addition to the charges and fees mentioned above, the Funds are charged for certain costs and expenses directly related to their operations. These may include custody, audit and printing of reports. These charges and fees are reflected as reduction of unit value.

     Institutional

     Asset Management Fees

     Asset management fees are charged to clients investing in the Separate Accounts. The fees are based on the prior month-end net asset value (as defined) of each client's aggregate interest in AXA Equitable's Separate Accounts, and are determined monthly. Clients can either pay the fee directly by remittance to the Separate Account or via liquidation of units held in the Separate Accounts. The fees are calculated for each client in accordance with the schedule set forth below:

                  Each Client's Aggregate Interest   Annual Rate
                ----------------------------------  -------------
                Minimum Fee..................          $5,000
                First $2 million.............        0.85 of 1%
                Next $3 million..............        0.60 of 1%
                Next $5 million..............        0.40 of 1%
                Next $15 million.............        0.30 of 1%
                Next $75 million.............        0.25 of 1%
                Excess over $100 million.....        0.20 of 1%

                                     FSA-13

Separate Account No. 4 (Pooled) of AXA Equitable Life Insurance Company

 ----------------------------------------------
| Notes to Financial Statements (Continued)     |-------------------------------
| December 31, 2008                             |
 -----------------------------------------------

5.   Asset Charges (Concluded)


     There is an additional charge made to clients utilizing AXA Equitable's Active Investment Management Service (AIMS). The service is optional and delegates to AllianceBernstein the responsibility for actively managing the client's assets among AXA Equitable's Separate Accounts. In the event that the client chooses this service, the additional fee is based on the combined net asset value of the client's assets in the Separate Accounts. Clients electing this service either pay the fee directly by remittance to AXA Equitable or via liquidation of units held in the Separate Account. The charge is assessed on a monthly basis at the annual rates shown below:

                 Client's Aggregate Interest   Annual Rate
                ----------------------------- ------------
                Minimum Fee..................       $2,500
                First $5 million.............        0.100%
                Next $5 million..............        0.075%
                Next $5 million..............        0.050%
                Over $15 million.............        0.025%

     Asset management fees and AIMS fees are paid to AXA Equitable.

     Administrative Fees

     Certain client contracts provide for a fee for administrative services to be paid directly to AXA Equitable. This administrative fee is calculated according to the terms of the specific contract and is generally paid via a liquidation of units held in the funds in which the contract invests. Certain of these client contracts provide for administrative fees to be paid through a liquidation of units from a Short-term liquidity account. The payment of the fee for administrative services has no effect on other separate account clients or the unit values of the separate accounts.

     Operating and Expense Charges

     In addition to the charges and fees mentioned above, the Separate Accounts are charged for certain costs and expenses directly related to their operations. These charges may include custody and audit fees, and result in reduction of Separate Account unit values.

                                     FSA-14

Separate Account No. 4 (Pooled) of AXA Equitable Life Insurance Company

 ----------------------------------------------
| Notes to Financial Statements (Continued)     |-------------------------------
| December 31, 2008                             |
 -----------------------------------------------

6.   Changes in Units Outstanding


     Accumulation units issued and redeemed during the year ended December 31, were (in thousands):

                                                                            AllianceBernstein
                                                                            Common Stock Fund
                                                                           -------------------
                                                                              2008      2007
                                                                           --------- ---------
RIA
Issued...................................................................      --         1
Redeemed.................................................................      (4)       (5)
                                                                           -------------------
Net Increase (Decrease)..................................................      (4)       (4)
                                                                           -------------------

                                                                            AllianceBernstein
                                                                            Growth Equity Fund
                                                                           -------------------
                                                                              2008      2007
                                                                           --------- ---------
MRP
Issued...................................................................      46       157
Redeemed.................................................................     (54)     (171)
                                                                           -------------------
Net Increase (Decrease)..................................................      (8)      (14)
                                                                           -------------------

                                                                            AllianceBernstein
                                                                            Common Stock Fund
                                                                           -------------------
                                                                              2008      2007
                                                                           --------- ---------
EPP
Issued...................................................................      --        --
Redeemed.................................................................      (1)       (7)
                                                                           -------------------
Net Increase (Decrease)..................................................      (1)       (7)
                                                                           -------------------

                                                                               Growth Stock
                                                                                  Account
                                                                           -------------------
                                                                              2008      2007
                                                                           --------- ---------
Institutional
Issued...................................................................       2         3
Redeemed.................................................................     (20)      (13)
                                                                           -------------------
Net Increase (Decrease)..................................................     (18)      (10)
                                                                           -------------------


7.   Accumulation Unit Values

     AXA Equitable issues a number of registered group annuity contracts that allow employer plan assets to accumulate on a tax-deferred basis. The contracts are typically designed for employers wishing to fund defined benefit, defined contribution and/or 401(k) plans.

     Institutional units presented on the Statement of Assets and Liabilities reflect investments in the Funds by contractholders of group annuity contracts issued by AXA Equitable. Institutional unit values are determined at the end of each business day. Institutional unit values reflect the investment performance of the underlying Fund for the day and charges and expenses deducted by the Fund. Contract unit values (RIA, MRP, and EPP) reflect the same investment results, prior to deduction for contract specific charges, earned by the Institutional units. In addition, contract unit values reflect certain investment management and accounting fees, which vary by contract. These fees are charged as a percentage of net assets and are disclosed below for the Plans as a

                                     FSA-15

Separate Account No. 4 (Pooled) of AXA Equitable Life Insurance Company

 ----------------------------------------------
| Notes to Financial Statements (Continued)     |-------------------------------
| December 31, 2008                             |
 -----------------------------------------------

7.   Accumulation Unit Values (Continued)


     percentage of net assets attributable of such units.

     Shown below is accumulation unit value information for units outstanding of Separate Account 4 for the periods indicated.

                                                                                  Years Ended December 31,
                                                          --------------------------------------------------------------------
                                                               2008          2007         2006          2005          2004
                                                          -------------- -------------------------- ------------ -------------
     Separate Account No. 4
     AllianceBernstein Common Stock Fund
     RIA, 0.50%*
     Unit Value, end of period ........................   $   508.49     $   880.30   $   775.88     $   780.43   $   695.74
     Net Assets (000's) ...............................   $    3,809     $   10,082   $   11,854     $   16,152   $   20,742
     Number of units outstanding, end of period
      (000's) .........................................            7             11           15             21           30
     Total Return** ...................................       (42.23)%        13.46%       (0.58)%        12.17%       15.40%
     AllianceBernstein Growth Equity Fund
     MRP, 1.53%*
     Unit Value, end of period ........................   $   200.69     $   351.25   $   312.73     $   317.72   $   286.30
     Net Assets (000's) ...............................   $   20,675     $   39,048   $   39,076     $   44,826   $   42,051
     Number of units outstanding, end of period
      (000's) .........................................          103            111          125            141          147
     Total Return** ...................................       (42.87)%        12.32%       (1.57)%        10.97%       14.05%
     AllianceBernstein Common Stock Fund
     EPP, 0.25%*
     Unit Value, end of period ........................   $   527.45     $   910.82   $   800.76     $   803.45   $   714.47
     Net Assets (000's) ...............................   $    2,341     $    4,999   $    9,730     $   14,152   $   13,886
     Number of units outstanding, end of period
      (000's) .........................................            4              5           12             18           19
     Total Return** ...................................       (42.09)%        13.74%       (0.33)%        12.45%       15.69%
     GrowthStock Account
     Institutional
     Unit Value, end of period ........................   $ 5,469.59     $ 9,421.32   $ 8,262.03     $ 8,269.13   $ 7,335.03
     Net Assets (000's) ...............................   $   38,789     $  236,767   $  288,072     $  367,019   $  371,131
     Number of units outstanding, end of period
      (000's) .........................................            7             25           35             44           51
     Total Return** ...................................       (41.94)%        14.03%       (0.09)%        12.73%       15.98%

     * Expenses as a percentage of average net assets (0.25%, 0.50% and 1.53% annualized) consisting of mortality and expense charges and other expenses for each period indicated. The ratios included only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded.

     ** These amounts represent the total return for the periods indicated, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.

                                     FSA-16

Separate Account No. 4 (Pooled) of AXA Equitable Life Insurance Company

 ----------------------------------------------
| Notes to Financial Statements (Continued)     |-------------------------------
| December 31, 2008                             |
 -----------------------------------------------

7.   Investment Income Ratios (Concluded)


     Shown below is the Investment Income Ratios throughout the periods indicated for Separate Account 4. The investment income ratio is calculated by taking the gross investment income earned divided by the average net assets of a fund during the periods indicated.

                                            Year Ended December 31,
                               -------------------------------------------------
                                  2008      2007      2006      2005      2004
                               --------- --------- --------- --------- ---------
     Separate Account No. 4...   0.75      0.68      0.69      0.46      0.46

                                     FSA-17

Members Retirement Program



STATEMENT OF ADDITIONAL INFORMATION
MAY 1, 2009


--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a prospectus. You should read this SAI in conjunction with AXA Equitable's prospectus dated May 1, 2009 for the Members Retirement Program.


A copy of the prospectus to which this SAI relates is available at no charge by writing to AXA Equitable at Box 2468 G.P.O., New York, New York 10116 or by calling our toll-free telephone number, in the U.S., 1-800-526-2701 or 1-800-526-2701-0 from France, Israel, Italy, Republic of Korea, Switzerland, and the United Kingdom. Definitions of special terms used in this SAI are found in the prospectus.

On September 7, 2004, our name was changed from "The Equitable Life Assurance Society of the United States" to "AXA Equitable Life Insurance Company."


Certain of the cross references in this SAI are contained in the prospectus dated May 1, 2009 to which this SAI relates.


CONTENTS OF THIS SAI

                                                                   Page in SAI

Who is AXA Equitable?                                                        2
Funding of the Program                                                       2
Your responsibilities as employer                                            2
Procedures for withdrawals, distributions and transfers                      2
Provisions of the plans                                                      4
Investment restrictions and certain investment
   techniques applicable to the AllianceBernstein Growth
   Equity, AllianceBernstein Mid Cap Growth and
   AllianceBernstein Balanced Funds                                          7
Portfolio holdings policy for the Pooled Separate Accounts                   8
Fund transactions                                                            9
Investment management and accounting fee                                    10
Portfolio managers' information (AllianceBernstein Growth
   Equity Fund, AllianceBernstein Mid Cap Growth Fund
   and AllianceBernstein Balanced Fund)                                     11
Investment professional conflicts of interest disclosure                    15
Portfolio manager compensation                                              15
Distribution of the contracts                                               16
Custodian and independent registered public accounting firm                 16
Our management                                                              17

Financial statements index                                                  24

Financial statements                                                     FSA-1


            Copyright 2009 by AXA Equitable Life Insurance Company,
             1290 Avenue of the Americas, New York, New York 10104.

                              All rights reserved.


                                                                          x02468

WHO IS AXA EQUITABLE?

AXA Equitable is a wholly-owned subsidiary of AXA Financial Services, LLC, a holding company, which is itself a wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial"). Interests in AXA Financial are held by the immediate holding company, AXA America Holdings, Inc., and the following affiliated companies: AXA Corporate Solutions Reinsurance Company ("AXA Corporate Solutions") and AXA Belgium SA. AXA SA ("AXA") holds its interest in AXA America Holdings, Inc. and AXA Corporate Solutions, directly and indirectly through its wholly-owned subsidiary holding company, Ouidinot Participations. AXA holds its interest in AXA Belgium SA, through its wholly-owned subsidiary holding company, AXA Holdings Belgium SA.


FUNDING OF THE PROGRAM

The Program is primarily funded through a group annuity contract issued by AXA Equitable. The Trustee holds the contract for the benefit of employers and participants in the Program.


YOUR RESPONSIBILITIES AS EMPLOYER

If you adopt the Members Retirement Plan or the Volume Submitter Plan (together, the "Plans"), you as the employer and plan administrator will have certain responsibilities, including:

o sending us your contributions at the proper time and in the proper format (including contribution type and fiscal year);

o  maintaining all personnel records necessary for administering your plan;

o  determining who is eligible to receive benefits;

o forwarding to us and, when required signing, all the forms your employees are required to submit;

o distributing summary plan descriptions, confirmation notices, quarterly notices and participant annual reports to your employees and former employees;

o distributing our prospectuses and confirmation notices to your employees and, in some cases, former employees;

o filing an annual information return for your plan with the Department of Labor, if required;

o providing us the information with which to run special non-discrimination tests, if you have a 401(k) plan or your plan accepts post-tax employee or employer matching contributions;

o  determining the amount of all contributions for each participant in the plan;



o forwarding salary deferral, including designated Roth contributions if applicable, and post-tax employee contributions to us as soon as administratively feasible (and in any event, no later than the 15th business day of the month following the month in which the employer withholds or receives participant contributions);


o selecting interest rates and monitoring default procedures if you elect the loan provision in your plan; and

o providing us with written instructions for allocating amounts in the plan's forfeiture account.

If you, as an employer, have an individually designed plan, your responsibilities will not be increased in any way by adopting the Pooled Trust for investment only.

We can provide guidance and assistance in the performance of your responsibilities. If you have questions about any of your obligations, you can contact our Account Executives at 1-800-526-2701 or write to us at Box 2468 G.P.O., New York, New York 10116.

PROCEDURES FOR WITHDRAWALS, DISTRIBUTIONS AND TRANSFERS


PRE-RETIREMENT WITHDRAWALS. Under the Plans, self-employed persons generally may not receive a distribution prior to age 59-1/2, and employees generally may not receive a distribution prior to severance from employment. However, if the Plans are maintained as profit sharing plans, you may request distribution of benefits after you reach age 59-1/2 even if you are still working, as long as you are 100% vested.

If the Plans are maintained as 401(k) plans and you are under age 59-1/2, you may withdraw your own 401(k) elective deferral contributions (either pre-tax or Roth), only if you demonstrate financial hardship within the meaning of applicable income tax regulations and the employer has elected this option on its adoption agreement. In a 401(k) plan, a distribution on account of a hardship is limited to the maximum distributable amount. That amount does not include earnings, qualified non-elective contributions and qualified matching contributions. Each withdrawal must be at least $1,000 (or, if less, your entire account balance or the amount of your hardship withdrawal under a 401(k)
plan). If your employer terminates the plan, all amounts (subject to GRA restrictions) may be distributed to participants at that time (except elective deferral contribution amounts including Roth if there is a successor plan).


You may withdraw all or part of your Account Balance under the Plans attributable to post-tax employee contributions at any time, subject to any withdrawal restrictions applicable to the Investment Options, provided that you withdraw at least $300 at a time (or, if less, your Account Balance attributable to post-tax employee contributions). See "Tax information" in the prospectus. If an employer's 401(k) plan permits, an employee may designate some or all of elective deferral contributions as "designated Roth contributions", which are made on a post-tax basis to the 401(k) arrangement. These contributions are subject to the same withdrawal restrictions as pre-tax elective deferral contributions.

We pay all benefit payments (including withdrawals due to plan terminations) in accordance with the rules described below in the "Benefit Distributions" discussion. We effect all other participant withdrawals as of the close of the business day we receive the properly completed form.

In addition, if you are married, your spouse may have to consent in writing before you can make any type of withdrawal, except for the purchase of a Qualified Joint and Survivor Annuity. See "Spousal Consent Requirement" later in this SAI.

Under an individually designed plan, the availability of pre-retirement withdrawals depends on the terms of the plan. We suggest that you ask your employer what types of withdrawals are available under your plan.

Transfers and withdrawals from certain of the investment funds may be delayed if there is any delay in redemption of shares of the respective mutual funds in which the Funds invest. We generally do not expect any delays.

Please note that generally you may not make withdrawals from the Guaranteed Rate Accounts prior to maturity, even if the employer plan permits withdrawals prior to that time.

BENEFIT DISTRIBUTIONS. In order for you to begin receiving benefits under either of the Plans, your employer must send us your properly completed Election of Benefits form and, if applicable, Beneficiary Designation form. Your benefits will commence according to the provisions of your plan.

Under an individually designed plan, your employer must send us a request for disbursement form. We will process single sum payments as of the close of business on the day we receive a properly completed form. A check payable to the plan's trustee will be forwarded within five days after processing begins. If you wish to receive annuity payments, your plan's trustee may purchase a variable annuity contract from us. We will pay annuity payments directly to you and payments will commence according to the provisions of your plan.

Please note that we use the value of your vested benefits at the close of the business day payment is due to determine the amount of benefits you receive. We will not, therefore, begin processing your check until the following business day. You should expect your check to be mailed within five days after processing begins. Annuity checks can take longer. If you would like expedited delivery at your expense, you may request it on your Election of Benefits Form.


Distributions under a qualified retirement plan such as yours are subject to extremely complicated legal requirements. When you are ready to retire, we suggest that you discuss the available payment options with your employer or financial advisor. Our Account Executives can provide you or your employer with information.

MANDATORY CASHOUTS. The Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) amended the Internal Revenue Code of 1986 (Code) to provide that a trust under a qualified plan would not be a qualified trust unless the plan provides that when a mandatory distribution of more than $1,000 is to be made and the participant does not elect a distribution, the plan administrator must rollover such distribution to an individual retirement plan and must provide the plan participant with notice of such transfer.

DEATH BENEFITS. If a participant in either of the Plans dies without designating a beneficiary, the vested benefit will automatically be paid to the spouse or, if the participant is not married, to the first surviving class of his or her (a) children, (b) parents and (c) brothers and sisters. If none of them survives, the participant's vested benefit will be paid to the participant's estate.


ELIGIBLE ROLLOVER DISTRIBUTIONS AND FEDERAL INCOME TAX WITHHOLDING.

All "eligible rollover distributions" are subject to mandatory federal income tax withholding of 20% unless the participant elects to have the distribution directly rolled over to a qualified plan, 403(b), 457 and traditional individual retirement arrangement (IRA). An "eligible rollover distribution" is generally any distribution that is not one of a series of substantially equal periodic payments made (not less frequently than annually): (1) for the life (or life expectancy) of the plan participant or the joint lives (or joint life expectancies) of the plan participant and his or her designated beneficiary, or
(2) for a specified period of 10 years or more. In addition, the following are not subject to mandatory 20% withholding:


o  hardship withdrawals;


o  certain corrective distributions under Code Section 401(k) plans;

o  loans that are treated as distributions;

o a distribution to a beneficiary other than to a surviving spouse or a current or former spouse under a qualified domestic relations order;


o a direct rollover to an inherited IRA maintained for the benefit of the beneficiary; and

o required minimum distributions under Code Section 401(a)(9). Suspension of account-based required minimum distribution withdrawals for calendar year 2009 temporarily permits distributions which would be ineligible lifetime required minimum distributions in any other year to be rolled over to another eligible retirement plan in calendar year 2009. However, a non spousal beneficiary is not eligible for a 60-day rollover.


If we make a distribution to a participant's surviving spouse, or to a current or former spouse under a qualified domestic relations order, the distribution may be an eligible rollover distribution, subject to mandatory 20% withholding, unless one of the exceptions described above applies.

If a distribution is not an "eligible rollover distribution," we will withhold income tax from all taxable payments unless the recipient elects not to have income tax withheld.

PREMATURE WITHDRAWALS AND TRANSFERS FROM A GRA. You may transfer amounts from other investment options to a GRA at any time. Transfers may not be made from one GRA to another or from a GRA to one of the other investment options until the maturity date of the GRA. Likewise, you may not remove amounts from a GRA prior to maturity in order to obtain a plan loan or make a hardship or in-service withdrawal. If your plan's assets are transferred to another funding vehicle from the Program or if your plan is terminated, we will continue to hold your money in GRAs until maturity. All such GRAs will be held in the Pooled Trust under the investment-only arrangement. See "Guaranteed Rate Accounts" in the prospectus.

We do not permit withdrawals before maturity unless your plan permits them and they are exempt or qualified, as we explain below. You may take exempt withdrawals without penalty at any time. Qualified withdrawals are subject to a penalty. We do not permit qualified withdrawals from a five-year GRA during the first two years after the end of its offering period. This rule does not apply if the amount of the applicable penalty is less than the interest you have accrued. If you have more than one GRA and you are taking a partial withdrawal or installments, we will first use amounts held in your most recently purchased three-year or five-year GRA that is available under the withdrawal rules for exempt and qualified withdrawals.

Exempt Withdrawal. Amounts may be withdrawn without penalty from a GRA prior to its maturity if:

o you are a professional age 59-1/2 or older and you elect an installment payout of at least three years or an annuity benefit;

o  you are not a professional and you attain age 59-1/2 or terminate employment;

o  you are disabled;

o  you attain age 70-1/2; or

o  you die.

If you are a participant under a plan which was adopted by an employer which is not a member of a professional association which makes the Program available as a benefit of membership, the above rules will be applied substituting the term "highly compensated" for "professional" and "non-highly compensated" for "not a professional." For this purpose, "highly compensated" shall have the meaning set forth under "Provisions of the Plans--Contributions to the Plans" later in this SAI.

Qualified Withdrawal. You may withdraw amounts with a penalty from a GRA prior to its maturity if you are a professional and are taking payments upon retirement after age 59-1/2 under a distribution option of less than three years duration. The interest paid to you upon withdrawal will be reduced by an amount calculated as follows:

(i) the amount by which the three-year GRA rate being offered on the date of withdrawal exceeds the GRA rate from which the withdrawal is made, times

(ii) the years and/or fraction of a year until maturity, times

(iii) the amount withdrawn from the GRA.

We will make this calculation based on GRA rates without regard to deductions for the applicable Program expense charge. If the three-year GRA is not being offered at the time of withdrawal, the adjustment will be based on then current rates on U.S. Treasury notes or for a comparable option under the Program.

The interest rate adjustment will not reduce your proceeds below your contribution(s) to the GRA from which the withdrawal is taken plus interest of 1% per year.. We make no adjustment if the current three-year GRA rate is equal to or less than the rate for the GRA from which we make the qualified withdrawal. We calculate a separate adjustment for each GRA. If the interest accumulated in one GRA is insufficient to recover the amount calculated under the formula, we will not deduct the excess from interest accumulated in any other GRAs of the same duration.

Example: You contribute $1,000 to a three-year GRA on January 1 with a rate of 4%. Two years later you make a qualified withdrawal. Your GRA balance is $1,082. The current GRA rate is 6%; (i) 6%-4%=2%, (ii) 2% X 1 year=2%, (iii) 2%
X $1,082=$21.64. The withdrawal proceeds would be $1,082-$21.64=$1,060.36.



MATURING GRAS. Your confirmation notice lists the maturity date for each GRA you hold.

You may arrange in advance for the reinvestment of your maturing GRAs by using AIMS or accessing the website on the Internet. (GRA maturity allocation change requests received on a business day before 4:00 P.M. Eastern Time are effective four days after we receive them. GRA maturity allocation change requests received after 4:00 P.M. Eastern Time or on a non-business day are effective four days after the next business day after we receive them.)


o The instructions you give us remain in effect until you change them (again, your GRA maturity allocation change request will be processed as described above).

o You may have different instructions for your GRAs attributable to employer contributions than for your GRAs attributable to employee contributions.

o If you have never provided GRA maturity instructions, your maturing GRAs will be allocated to the AXA Moderate Allocation Portfolio.


PROVISIONS OF THE PLANS

PLAN ELIGIBILITY REQUIREMENTS. Under the Plans, the employer specifies the eligibility requirements for its plan in the Adoption Agreement. The employer may exclude any employee who has not attained a specified age (not to exceed
21) and completed a specified number of years (not to exceed two) in each of which he completed 1,000 hours of service. No more than one year of eligible service may be required for a 401(k) arrangement.

CONTRIBUTIONS TO QUALIFIED PLANS. We outline below the current federal income tax rules relating to contributions under qualified retirement plans. This outline assumes that you are not a participant in any other qualified retirement plan.

The employer deducts contributions to the plan in the year it makes them. As a general rule, an employer must make contributions for any year by the due date (including extensions) for filing its federal income tax return for that year. However, Department of Labor ("DOL") rules generally require that the employer contribute participants' salary deferral contribution amounts, including designated Roth contributions if applicable, (or any non-Roth post-tax employee contribution amounts) under a 401(k) plan as soon as practicable after the payroll period applicable to a deferral. In any event, the employer must make these contributions no later than the 15th business day of the month following the month in which the employer withholds or receives participant contributions.

If the employer contributes more to the plan than it may deduct under the rules we describe below, the employer (a) may be liable for a 10% penalty tax on that nondeductible amount and (b) may risk disqualifying the plan.

CONTRIBUTIONS TO THE PLANS. The employer makes annual contributions to its plan based on the plan's provisions.

An employer that adopts either of the Plans as a profit sharing plan makes discretionary contributions as it determines annually. The aggregate employer contribution to the plan may not exceed 25% of all participants' compensation for the plan year. For plan purposes, compensation for self-employed persons does not include deductible plan contributions on behalf of the self-employed person.

A 401(k) arrangement is available as part of the profit sharing plan. Employees may make pre-tax contributions to a plan under a 401(k) arrangement. The maximum amount that highly compensated employees may contribute depends on (a) the amount that non-highly compensated employees contribute and (b) the amount the employer designates as a nonforfeitable 401(k) contribution. Different rules apply to a SIMPLE 401(k) or safe harbor 401(k).

A designated Roth contribution feature which permits elective deferrals to be made on a post-tax basis "Roth 401(k)" option may be added to a 401(k) plan by an employer. These amounts can be withdrawn tax-free if it is considered a qualified Roth distribution. A qualified Roth distribution is one that is made at least five taxable years after the first designated Roth contribution is made under the plan and after attainment of age 59-1/2, death or disability.


For 2009, a "highly compensated" employee, for this purpose, is (a) an owner of more than 5% of the business, or (b) anyone with earnings of more than $110,000 from the business. For (b), the employer may elect to include only employees in the highest paid 20%. In any event, the maximum amount each employee may defer is limited to $16,500 for 2009 reduced by that employee's salary reduction contributions to simplified employee pension plans established before 1997 (SARSEPs), SIMPLE plans, employee contributions to tax deferred Section 403(b) arrangements, and contributions deductible by the employee under a trust described under Section 501(c)(18) of the Internal Revenue Code. The maximum amount a participant may defer in a SIMPLE 401(k) plan for 2009 is $11,500.

The additional "catch-up" elective deferral for 2009 is up to $5,500 which can be made by any employees who are at least age 50 at any time during 2009.


Matching contributions to a 401(k) plan on behalf of a self-employed individual are no longer treated as elective deferrals, and are the same as matching contributions for other employees.

Employers may adopt a safe harbor 401(k) arrangement. Under this arrangement, an employer agrees to offer a matching contribution equal to (a) 100% of salary deferral contributions, both pre-tax and Roth, up to 3% of compensation and (b) 50% of salary deferral contributions, both pre-tax and Roth that exceed 3% but are less than 5% of compensation or a 3% non-elective contribution to all eligible employees. These contributions must be non-forfeitable. If the employer makes these contributions and meets the notice requirements for safe harbor 401(k) plans, the plan is not subject to non-discrimination testing on salary deferral and matching or non-elective contributions described above.

If the employer adopts the Members Retirement Plan as a defined contribution pension plan, its contribution is equal to the percentage of each participant's compensation that the Adoption Agreement specifies.


Under any type of plan, an employer must disregard compensation in excess of $245,000 in 2009 in making contributions. This amount will generally be adjusted for cost-of-living changes in future years in $5,000 increments rounded to the next lowest multiple of $5,000. An employer may integrate contributions with Social Security. This means that contributions, for each participant's compensation, that exceed the integration level may be greater than contributions for compensation below the integration level. The Federal tax law imposes limits on this excess. Your Account Executive can help you determine the legally permissible contribution.

Except in the case of certain non-top heavy plans, contributions for non-key employees must be at least 3% of compensation (or, under the profit sharing plan, the percentage the employer contributes for key employees, if less than 3%). In 2009, "key employee" means (a) an officer of the business with earnings of more than $160,000 or (b) an owner of more than 5% of the business, or (c) an owner of more than 1% of the business with earnings of more than $160,000. For purposes of (a), no more than 50 employees (or, if less, the greater of three or 10% of the employees) shall be treated as officers.


Certain plans may also permit participants to make non-Roth post-tax contributions. We will maintain a separate account to reflect each participant's post-tax contributions and the earnings (or losses) on those contributions. Post-tax contributions are subject to complex rules under which the maximum amount that a highly compensated employee may contribute depends on the amount that non-highly compensated employees contribute. Before permitting any highly-compensated employee to make post-tax contributions, the employer should verify that it has passed all non-discrimination tests. If an employer employs only "highly compensated" employees (as defined above), the plan will not accept post-tax contributions. In addition, the employer may make matching contributions to certain plans, i.e., contributions that are based on the amount of post-tax or pre-tax 401(k) contributions that plan participants make. Special non-discrimination rules apply to matching contributions. These rules may limit the amount of matching contributions that an employer may make for highly compensated employees. These non-discrimination rules for matching contributions do not apply to SIMPLE and safe harbor 401(k) plans.


Contributions (including forfeiture amounts) for each participant in 2009 may not exceed the lesser of (a) $49,000 and (b) 100% of the participant's earnings (excluding, in the case of self-employed persons, all deductible plan contributions). The participant's post-tax contributions count toward this limitation.


Each participant's Account Balance equals the sum of the amounts accumulated in each investment option. We will maintain separate records of each participant's interest in each of the Investment Options attributable to employer contributions, 401(k) non-elective contributions, 401(k) elective contributions, post-tax employee contributions and employer matching contributions. We will also account separately for any amounts rolled over from a previous employer's plan. Our records will also reflect each participant's percentage of vesting (see below) in his Account Balance attributable to employer contributions and employer matching contributions.

The participant will receive quarterly notices and confirmation of certain transactions. The participant will also receive an annual statement showing the participant's Account Balance in each investment option attributable to each type of contribution. Based on information that you supply, we will run the required special non-discrimination tests (Actual Deferral Percentage and Actual Contribution Percentage) applicable to (a) 401(k) plans (other than SIMPLE 401(k) and safe harbor 401(k)) and (b) plans that accept post-tax employee contributions or employer matching contributions.

Non-discrimination tests do not apply to SIMPLE 401(k) plans, if the employer makes (a) a matching contribution equal to 100% of the amount of the elective deferral contribution, whether pre-tax or Roth, up to 3% of compensation, or
(b) a 2% non-elective contribution to all eligible employees. The employer must also follow the notification and filing requirements outlined in the Plan Document, to avoid non-discrimination tests.

Under a SIMPLE 401(k) the employer must offer all eligible employees the opportunity to defer part of their salary into the plan and make either a matching or non-elective contribution. The matching contribution must be 100% of the elective deferral contribution, whether pre-tax or Roth, up to 3% of compensation. The non-elective contribution is 2% of compensation, which the employer must make for all eligible employees, even those not deferring. The matching or non-elective contribution must be non-forfeitable. The employer must notify employees which contribution the employer will make 60 days before the beginning of the year.

Elective deferrals to a 401(k) plan are subject to applicable FICA (social security), Medicare and FUTA (unemployment) taxes. They may also be subject to the state income tax.

ALLOCATION OF CONTRIBUTIONS. You, as employer or participant, may allocate contributions among any number of the investment options. You may change allocation instructions at any time, and as often as needed, by calling our Account Investment Management System ("AIMS") or accessing the website on the Internet. New instructions become effective on the business day we receive them. Employer contributions may be allocated in different percentages than employee contributions. The allocation percentages elected for employer contributions automatically apply to any 401(k) qualified non-elective contributions, qualified matching contributions, employer matching contributions, SIMPLE employer, safe harbor non-elective and safe harbor matching contributions and rollover contributions. Your allocation percentages for employee contributions automatically apply to any post-tax employee and salary deferral contributions (including pre-tax salary deferral and Roth contributions (post-tax salary deferral). If we have not received valid instructions, we will allocate contributions to the AXA Moderate Allocation Portfolio which is intended to be a Qualified Default Investment Aternative under DOL regulations. You may, of course, transfer to another investment option at any time, and provide us with contribution allocation instructions for future contributions.

The Plan was amended effective January 1, 2007 to provide that if you do not submit investment instructions, you will be treated as exercising actual control over your assets and the Plan's fiduciary will not be subject to fiduciary liability under ERISA if the Plan's fiduciary makes investments in default investment options in accordance with rules provided by the DOL. DOL has published final regulations that, consistent with the Pension Protection Act of 2006, instruct the Plan sponsors that the default investments must include a mix of asset classes consistent with capital preservation, long term capital appreciation or a blend of both. In order for this exemption to apply to the Plan's fiduciary, the fiduciary must select qualified default investment alternatives as defined in the regulations and the Plan must provide notice to participants of their rights and obligations within a reasonable time before the beginning of each plan year.

THE PLANS AND SECTION 404(C) OF ERISA. The Plans are participant directed individual account plans designed to comply with the requirements of Section 404(c) of ERISA. Section 404(c) of ERISA, and the related Department of Labor
(DOL) regulation, provide that if a participant or beneficiary exercises control over the assets in his or her plan account, plan fiduciaries will not be liable for any loss that is the direct and necessary result of the participant's or beneficiary's exercise of control. This means that if the employer plan complies with Section 404(c), participants can make and are responsible for the results of their own investment decisions.

Plans intending to comply with Section 404(c) must, among other things, (a) make a broad range of investment choices available to participants and beneficiaries and (b) provide them with adequate information to make informed investment decisions. The Investment Options and documentation available under the Plans provide the broad range of investment choices and information needed in order to meet the requirements of Section 404(c). However, while our suggested summary plan descriptions, annual reports, prospectuses, and confirmation notices provide the required investment information, the employer is responsible for distributing this information in a timely manner to participants and beneficiaries. You should read this information carefully before making your investment decisions.

VESTING. Vesting refers to the participant's rights with respect to that portion of a participant's Account Balance attributable to employer contributions under the Plans. If a participant is "vested," the amount or benefit in which the participant is vested belongs to the participant, and may not be forfeited. The participant's Account Balance attributable to (a) 401(k) contributions (including salary deferral, qualified non-elective and qualified matching contributions), (b) post-tax employee contributions and (c) rollover contributions always belongs to the participant, and is nonforfeitable at all times.

A participant becomes fully vested in all benefits if still employed at death, disability, attainment of normal retirement age or upon termination of the plan. If the participant terminates employment before that time, any benefits that have not yet vested under the plan's vesting schedule are forfeited. The normal retirement age is 65 under the Plans unless the employer elects a lower age on its Adoption Agreement.

Benefits must vest in accordance with any of the schedules below or one at least as favorable to participants:


--------------------------------------------------------------------------------
                Schedule A     Schedule B     Schedule C     Schedule E
--------------------------------------------------------------------------------
   Years of        Vested         Vested         Vested        Vested
   Service     Percentage     Percentage     Percentage     Percentage
--------------------------------------------------------------------------------
      1             0%             0%             0%            100%
      2           100             20              0             100
      3           100             40            100             100
      4           100             60            100             100
      5           100             80            100             100
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                Schedule A     Schedule B     Schedule C     Schedule E
--------------------------------------------------------------------------------
   Years of        Vested         Vested         Vested        Vested
   Service     Percentage     Percentage     Percentage     Percentage
--------------------------------------------------------------------------------
      6           100            100            100            100
--------------------------------------------------------------------------------

If the plan requires more than one year of service for participation in the plan, the plan must use Schedule E.

All contributions to a SIMPLE 401(k) plan are 100% vested and not subject to the vesting schedule above. This rule, however, does not apply to employer and matching contributions made to a plan before the plan is amended to become a SIMPLE 401(k) plan. Non-elective and matching contributions required under a safe harbor 401(k) arrangement are 100% vested and not subject to the vesting schedule above.

Employer contributions are required to vest at least as quickly as under a 3-year cliff or a 6-year "graded vesting" schedule. The 6-year schedule requires 20% vesting after 2 years of service increasing 20% per year thereafter.


INVESTMENT RESTRICTIONS AND CERTAIN INVESTMENT TECHNIQUES APPLICABLE TO THE ALLIANCEBERNSTEIN GROWTH EQUITY, ALLIANCEBERNSTEIN MID CAP GROWTH AND ALLIANCEBERNSTEIN BALANCED FUNDS


(For an explanation of the investment restrictions applicable to the AXA Aggressive Allocation Fund, AXA Conservative Allocation Fund, AXA Conservative-Plus Allocation Fund, AXA Moderate Allocation Fund, AXA Moderate-Plus Allocation Fund, Multimanager Multi-Sector Bond Fund, Multimanager Technology Fund, Target 2015 Allocation Fund, Target 2025 Allocation Fund, Target 2035 Allocation Fund, Target 2045 Allocation Fund, EQ/AllianceBernstein International Fund, EQ/Calvert Socially Responsible Fund, EQ/Capital Guardian Research Fund, EQ/Equity 500 Index Fund, EQ/GAMCO Small Company Value Fund, EQ/Global Multi-Sector Fund, EQ/Intermediate Government Bond Index Fund, EQ/International Core PLUS Fund, EQ/Large Cap Growth PLUS Fund, EQ/Large Cap Value Plus Fund, EQ/Mid Cap Value PLUS Fund, EQ/Money Market Fund, EQ/PIMCO Ultra Short Bond Fund and EQ/Small Company Index Fund, see "Investment Restrictions" in the applicable Trust Statement of Additional Information.)

None of the AllianceBernstein Mid Cap Growth, AllianceBernstein Growth Equity and AllianceBernstein Balanced Funds will:


o trade in foreign exchanges (except the AllianceBernstein Balanced Fund will trade in foreign exchanges, except those that fall into the MSCI Emerging Markets country definition, with respect to the Global Equity sub-portfolio;

o trade in commodities or commodity contracts (except the AllianceBernstein Balanced Fund is permitted to enter into hedging transactions through the use of currency forwards, as described in the prospectus);

o  make an investment in order to exercise control or management over a company;


o underwrite the securities of other companies, including purchasing securities that are restricted under the 1933 Act or rules or regulations thereunder (restricted securities cannot be sold publicly until they are registered under the 1933 Act), except as stated below;

o make short sales, except when the Fund has, by reason of ownership of other securities, the right to obtain securities of equivalent kind and amount that will be held so long as they are in a short position;

o purchase real estate or mortgages, except as stated below. The Funds may buy shares of real estate investment trusts listed on stock exchanges;

o have more than 5% of its assets invested in the securities of any one registered investment company. A Fund may not own more than 3% of an investment company's outstanding voting securities. Finally, total holdings of investment company securities may not exceed 10% of the value of the Fund's assets;

o purchase any security on margin or borrow money except for short-term credits necessary for clearance of securities transactions;

o make loans, except loans through the purchase of debt obligations or through entry into repurchase agreements; or


o invest more than 10% of its total assets in restricted securities, real estate investments, or portfolio securities not readily marketable.


The AllianceBernstein Growth Equity and AllianceBernstein Balanced Funds will not make an investment in an industry if that investment would make the Fund's holding in that industry exceed 25% of its assets. The United States government, and its agencies and instrumentalities, are not considered members of any industry.


The AllianceBernstein Growth Equity Fund will not purchase or write puts and calls (options). The AllianceBernstein Mid Cap Growth Fund will not purchase or write puts (options).


The following investment techniques may be used by the AllianceBernstein Balanced Fund:

Mortgage-related securities-- The AllianceBernstein Balanced Fund may invest in mortgage-related securities (including agency and non-agency fixed, ARM and hybrid pass throughs, agency and non-agency CMO's, commercial mortgage-backed securities and dollar rolls). Principal and interest payments made on mortgages in the pools are passed through to the holder of securities. Payment of principal and interest on some mortgage-related securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association, or "GNMA"), or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the Federal National Mortgage Corporation ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage-related securities created by non-governmental issuers (such as financial institutions, and other secondary market issuers) may be supported by various forms of insurance or guarantees.

Collateralized Mortgage Obligations - The AllianceBernstein Balanced Fund may invest in collateralized mortgage obligations ("CMOs"). CMOs are debt obligations that were developed specifically to reallo-cate the various risks inherent in mortgage-backed securities across various bond classes or tranches. They are collateralized by underlying mortgage loans or pools of mortgage-pass-through securities. They can be issued by both agency (GNMA, FHLMC or FNMA) or non-agency issuers. CMOs are not mortgage pass-though securities. Rather, they are pay-through securities, i.e. securities backed by cash flow from the underlying mortgages. CMOs are typically structured into multiple classes, with each class bearing a different stated maturity and having different payment streams. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding longer maturity classes receive principal payments only after the shorter class or classes have been retired.

Asset-Backed Securities--The AllianceBernstein Balanced Fund may purchase asset-backed securities. The securitization techniques used to develop mortgage-related securities are also applied to a broad range of financial assets. Through the use of trusts and special purpose vehicles, various types of assets, including automobile loans and leases, credit card receivables, home equity loans, equipment leases and trade receivables, are securitized in structures similar to the structures used in mortgage securitizations.

The AllianceBernstein Balanced Fund may invest in other asset-backed securities that may be developed in the future or as would be deemed appropriate.

Non-U.S. Debt - The AllianceBernstein Balanced Fund may invest in non-U.S. sovereign and corporate debt issued in U.S. Dollars.

Hedging Transactions - The AllianceBernstein Balanced Fund may engage in transactions which are designed to protect against potential adverse price movements in securities owned or intended to be purchased by the Fund.

Zero-Coupon Bonds--The AllianceBernstein Balanced Fund may invest in zero-coupon bonds. Such bonds may be issued directly by agencies and instrumentalities of the U.S. Government or by private corporations. Zero coupon bonds may originate as such or may be created by stripping an outstanding bond. Zero-coupon bonds do not make regular interest payments. Instead, they are sold at a deep discount from their face value. Because a zero coupon bond does not pay current income, its price can be very volatile when interest rates change.

Repurchase Agreements--Repurchase agreements are currently entered into with creditworthy counterparties including broker-dealers, member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities. Repurchase agreements are often for short periods such as one day or a week, but may be longer. Investments may be made in repurchase agreements pertaining to the marketable obligations of, or marketable obligations guaranteed by, the United States Government, its agencies or instrumentalities.

Foreign Currency Forward Contracts--The AllianceBernstein Balanced Fund may enter into contracts for the purchase or sale of a specific foreign currency at a future date at a price set at the time of the contract. The Fund will enter into such forward contracts for hedging purposes only.

PORTFOLIO HOLDINGS POLICY FOR THE POOLED SEPARATE ACCOUNTS

It is the policy of the Pooled Separate Accounts (the "Separate Accounts") to safeguard against misuse of their portfolio holdings information and to prevent the selective disclosure of such information. Each Separate Account will publicly disclose its holdings in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC. The portfolio holdings information for the Separate Accounts including, among other things, the top ten holdings and complete portfolio holdings, is available on a monthly basis and generally can be obtained by contract holders/participants or their consultants, free of charge, 15 days after the month end by calling 1-866-642-3127. AXA Equitable has established this procedure to provide prompt portfolio holdings information so that contractholders and their consultants can perform effective oversight of plan investments.

On a case-by-case basis, AXA Equitable may approve the disclosure of non-public portfolio holdings and trading information to particular individuals or entities in appropriate circumstances. In all cases, the approval of release of non-public portfolio holdings or trading information will be conditioned on the obligation of the recipient not to trade on the non-public information. Neither AXA Equitable nor its investment adviser, AllianceBernstein L.P., discloses non-public portfolio holdings or portfolio trade information of any Separate Account to the media.

In addition, with the approval of our investment officers, non-public portfolio holdings information may be provided as part of the legitimate business activities of each Separate Account to the following service providers and other organizations: auditors; the custodian; the accounting service provider, the administrator; the transfer agent; counsel to the Separate Accounts; regulatory authorities; pricing services; and financial printers. The entities to whom we or the investment advisor voluntarily provide holdings information, either by explicit agreement or by virtue of their respective duties to each Separate Account, are required to maintain the confidentiality of the information disclosed, including an obligation not to trade on non-public information. As of the date of this SAI, we have ongoing arrangements to provide non-public portfolio holdings information to the following service providers: JPMorgan Chase, State Street-Kansas City, PricewaterhouseCoopers LLP, Capital Printing Systems, Inc., and RR Donnelley. Each of these arrangements provides for ongoing disclosure of current portfolio holdings information so that the entity can provide services to the Separate Accounts. These service providers do not provide any compensation to AXA Equitable, the Separate Accounts or any affiliates in return for the disclosure of non-public portfolio holdings information.

Until particular portfolio holdings information has been released in regulatory filings or is otherwise available to contract holders and/or participants, and except with regard to the third parties described above, no such information may be provided to any party without the approval of our investment officers or the execution by such third party of an agreement containing appropriate confidentiality language which has been approved by our Legal Department. We will monitor and review any potential conflicts of interest between the contract holders/participants and AXA Equitable and its affiliates that may arise from potential release of non-public portfolio holdings information. We will not release portfolio holdings information unless it is determined that the disclosure is in the best interest of its contract holders/ participants and there is a legitimate business purpose for such disclosure. No compensation is received by AXA Equitable or its affiliates or any other person in connection with the disclosure of portfolio holdings information.


FUND TRANSACTIONS


The AllianceBernstein Growth Equity, AllianceBernstein Mid Cap Growth and AllianceBernstein Balanced Funds are charged for securities brokers' commissions, transfer taxes and other fees relating to securities transactions. Transactions in equity securities for each of these Funds are executed primarily through brokers that receive a commission paid by the Fund. The brokers are selected by AllianceBernstein L.P. ("AllianceBernstein"). For 2008, 2007 and 2006, the AllianceBernstein Growth Equity Fund paid $348,431, $441,947 and $739,493, respectively, in brokerage commissions; the AllianceBernstein Mid Cap Growth Fund paid $194,311, $204,085, and $453,828, respectively, in brokerage commissions; and the AllianceBernstein Balanced Fund paid $16,477, $30,630, and $29,394, respectively, in brokerage commissions.


AllianceBernstein seeks to obtain the best price and execution of all orders it places, considering all the circumstances. If transactions are executed in the over-the-counter market, they will deal with the principal market makers, unless more favorable prices or better execution is otherwise obtainable. There are occasions on which portfolio transactions for the Funds may be executed as part of concurrent authorizations to purchase or sell the same security for certain other accounts or clients advised by AllianceBernstein and AXA Equitable. These concurrent authorizations potentially can be either advantageous or disadvantageous to the Funds. When these concurrent authorizations occur, the objective is to allocate the executions among the Funds and the other accounts in a fair manner.

Recently, the increasing number of low-cost automated order execution services have contributed to lower commission rates. These services, often referred to as "low touch" trading, take advantage of the electronic connectivity of market centers, eliminating the need for human intervention and thereby lowering the cost of execution. These services include: 1) direct market access (DMA) options, in which orders are placed directly with market centers, such as NASDAQ or Archipelago; 2) aggregators, which allow access to multiple markets simultaneously; and 3) algorithmic trading platforms, which use complex mathematical models to optimize trade routing and timing.

AllianceBernstein also considers the amount and quality of securities research services provided by a broker. Typical research services include general economic information and analyses and specific information on and analyses of companies, industries and markets. Factors in evaluating research services include the diversity of sources used by the broker and the broker's experience, analytical ability, and professional stature. The receipt of research services from brokers tends to reduce the expenses in managing the Funds. This is taken into account when setting the expense charges.


Brokers who provide research services may charge somewhat higher commissions than those who do not. However, AllianceBernstein selects only brokers whose commissions are believed to be reasonable in all the circumstances. Of the brokerage commissions paid by the AllianceBernstein Growth Equity, AllianceBernstein Mid/Cap Growth and AllianceBernstein Balanced Funds during 2008, $172,937, $78,999, and $2,810, respectively, were paid to brokers providing research services on transactions of $886,324,100, $203,239,975 and $63,660,548, respectively.


AllianceBernstein periodically evaluates the services provided by brokers and prepares internal proposals for allocating among those various brokers business for all the accounts AllianceBernstein manages or advises. That evaluation involves consideration of the overall capacity of the broker to execute transactions, its financial condition, its past performance and the value of research services provided by the broker in servicing the various accounts advised or managed by AllianceBernstein. AllianceBernstein has no binding agreements with any firm as to the amount of brokerage business which the firm may expect to receive for research services or otherwise. There may, however, be understandings with certain firms that AllianceBernstein will continue to receive services from such firms only if such firms are allocated a certain amount of brokerage business. AllianceBernstein may try to allocate such amounts of business to such firms to the extent possible in accordance with the policies described above.

Research information obtained by AllianceBernstein may be used in servicing all accounts under their management, including AXA Equitable's accounts. Similarly, not all research provided by a broker or dealer with which the Funds transact business will necessarily be used in connection with those Funds.

Transactions for the Funds in the over-the-counter market are normally executed as principal transactions with a dealer that is a principal market-maker in the security, unless a better price or better execution can be obtained from another source. Under these circumstances, the Funds pay no commission. Similarly, portfolio transactions in money market and debt securities will normally be executed through dealers or underwriters under circumstances where the Fund pays no commission.

When making securities transactions for Funds that do not involve paying a brokerage commission (such as the purchase of short-term debt securities), AllianceBernstein seeks to obtain prompt execution in an effective manner at the best price. Subject to this general objective, AllianceBernstein may give orders to dealers or underwriters who provide investment research. None of the Funds will pay a higher price, however, and the fact that we or AllianceBernstein may benefit from such research is not considered in setting the expense charges.

In addition to using brokers and dealers to execute portfolio securities transactions for accounts AllianceBernstein manages, we or AllianceBernstein may enter into other types of business transactions with brokers or dealers. These other transactions will be unrelated to allocation of the Funds' portfolio transactions.

OTHER FUNDS. For those Funds that invest in corresponding Portfolios of AXA Premier VIP Trust and EQ Advisors Trust, see the statement of additional information for each Trust for information concerning the portfolio transactions of the Portfolios.


INVESTMENT MANAGEMENT AND ACCOUNTING FEE

The table below shows the amount we received under the investment management and financial accounting fee under the Program during each of the last three years. See "Fee table" section in the prospectus.




--------------------------------------------------------------------------------
 Fund                           2008       2007       2006
--------------------------------------------------------------------------------
AllianceBernstein Growth
   Equity                     $157,034   $195,671   $208,262
--------------------------------------------------------------------------------
AllianceBernstein Mid Cap
   Growth                     $115,802   $140,326   $148,514
--------------------------------------------------------------------------------
AllianceBernstein Balanced    $155,186   $185,752   $178,589
--------------------------------------------------------------------------------

PORTFOLIO MANAGERS' INFORMATION (ALLIANCEBERNSTEIN GROWTH EQUITY FUND, ALLIANCEBERNSTEIN MID CAP GROWTH FUND AND ALLIANCEBERNSTEIN BALANCED FUND)

The tables and discussion below provide information with respect to the portfolio managers who are primarily responsible for the day-to-day management of each Fund.


-----------------------------------------------------------------------------------------------------------------------------------
                              AllianceBernstein Growth Equity Fund, Separate Account No. 4 ("Fund")
                                               AllianceBernstein L.P. ("Adviser")
                                               Information as of February 28, 2009
-----------------------------------------------------------------------------------------------------------------------------------
(a)(1) Portfolio manager(s) of the            (a)(2) For each person identified in column (a)(1), the number of other
Adviser named in the prospectus               accounts of the Adviser managed by the person within each category below and the total assets in the accounts managed within each category below
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                             Other Pooled
                                                                      Registered Invest-        Invest-
                                                                        ment Companies       ment Vehicles      Other Accounts
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Number     Total    Number     Total    Number     Total
                                                                      of         Assets   of         Assets   of         Assets
                                                                      Accounts   ($MM)    Accounts   ($MM)    Accounts   ($MM)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Judith A. DeVivo                                                      6          7,939    6          112      44         6,249
-----------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                                             (a)(3) For each of the categories in column (a)(2), the number of accounts and the total assets in the accounts with respect to which
(a)(1) Portfolio manager(s) of the           the advisory fee is based on the performance of the account
Adviser named in the prospectus
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                             Other Pooled
                                                                      Registered Invest-        Invest-
                                                                        ment Companies       ment Vehicles      Other Accounts
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       Number     Total    Number     Total    Number     Total
                                                                      of         Assets   of         Assets   of         Assets
                                                                      Accounts   ($MM)    Accounts   ($MM)    Accounts   ($MM)
-----------------------------------------------------------------------------------------------------------------------------------
Judith A. DeVivo                                                      --         --       --         --       --         --
-----------------------------------------------------------------------------------------------------------------------------------



Note:    $MM means millions


For a description of any material conflicts, please see "Investment professional conflict of interest" later in the SAI.

For compensation information, please see "AllianceBernstein's compensation program" later in the SAI.


Ownership of Securities of AXA's insurance products for which the Fund serves as an investment option (Retirement Investment Account and Members Retirement Program):



-----------------------------------------------------------------------------------------------------------------------------------
                                            $10,001-    $50,001-    $100,001-    $500,001 -    over
 Portfolio Manager    None    $1-$10,000   $50,000     $100,000    $500,000     $1,000,000    $1,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Judith A. DeVivo     X
-----------------------------------------------------------------------------------------------------------------------------------



The management of and investment decisions for the Fund's portfolio are made by AllianceBernstein's US Passive Team, which is responsible for management of all of AllianceBernstein's Passive accounts.

Judith A. DeVivo -- Senior Vice President and Senior Portfolio Manager--Blend Solutions

Ms. DeVivo is a Senior Vice President and Senior Portfolio Manager. Ms. DeVivo manages equity portfolios benchmarked to a variety of indices including the S&P 500, S&P Midcap, MSCI EAFE, S&P Small Cap and Russell 2000 in addition to several customized accounts. Ms. DeVivo joined Alliance in 1971 and has held a variety of positions throughout the firm. Just prior to joining the Passive Management Group in 1984, Ms. DeVivo was head of portfolio administration for the firm. Location: New York.
                                  ----------

-----------------------------------------------------------------------------------------------------------------------------------
                         AllianceBernstein Mid Cap Growth Fund, Separate Account No. 3 ("Fund")
                                           AllianceBernstein L.P. ("Adviser")
                                           Information as of February 28, 2009
-----------------------------------------------------------------------------------------------------------------------------------
(a)(1) Portfolio manager(s) of the           (a)(2) For each person identified in column (a)(1), the number of other
Adviser named in the Fund pro-               accounts of the Adviser managed by the person  within each category
spectus                                      below and the total assets in the accounts managed within each category below
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                              Other Pooled
                                                                       Registered Invest-        Invest-
                                                                         ment Companies       ment Vehicles     Other Accounts
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       Number     Total    Number     Total    Number    Total
                                                                       of         Assets   of         Assets   of        Assets
                                                                       Accounts   ($MM)    Accounts   ($MM)    Accounts  ($MM)
-----------------------------------------------------------------------------------------------------------------------------------
John H. Fogarty                                                            1        579       --        --         2       987
-----------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                                             (a)(3) For each of the categories in column (a)(2), the number of
(a)(1) Portfolio manager(s) of the           accounts and the total assets in the accounts with respect to which
Adviser named in the Fund pro-               the advisory fee is based on the performance of the account spectus
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                             Other Pooled
                                                                      Registered Invest-        Invest-
                                                                        ment Companies       ment Vehicles      Other Accounts
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       Number     Total    Number     Total    Number     Total
                                                                         of       Assets   of         Assets   of         Assets
                                                                      Accounts             Accounts            Accounts
-----------------------------------------------------------------------------------------------------------------------------------
John H. Fogarty                                                                                                1          788
-----------------------------------------------------------------------------------------------------------------------------------



Note: $MM means millions

*  includes wrap fee accounts at the sponsor level

For a description of any material conflicts, please see "Investment professional conflict of interest disclosure" later in the SAI.

For compensation information, please see "Portfolio manager compensation" later in the SAI.

Ownership of Securities of AXA's insurance products for which the Fund serves as an investment option (Retirement Investment Account and Members Retirement Program):



-----------------------------------------------------------------------------------------------------------------------------------
                                            $10,001-    $50,001-    $100,001-    $500,001 -    over
 Portfolio Manager    None    $1-$10,000   $50,000     $100,000    $500,000     $1,000,000    $1,000,000
-----------------------------------------------------------------------------------------------------------------------------------
John H. Fogarty      X
-----------------------------------------------------------------------------------------------------------------------------------



The management of and investment decisions for the Fund's portfolio are made by Mr. John H. Fogarty. Mr. Fogarty relies heavily on the fundamental research efforts of the firm's extensive internal fundamental and quantitative research staff.

John H. Fogarty -- Senior Vice President , US Sector Head and Research Analyst

Mr. Fogarty joined the growth fundamental research team covering consumer stocks in 2007. He began his career at Alliance Capital in 1988 performing quantitative research while attending Columbia. Mr. Fogarty started full time with the firm in 1992, joined the US Large Cap Growth team as a generalist and quantitative analyst in 1995, and became a US Large Cap Growth portfolio manager in 1997. He re-joined the firm in 2006 after spending nearly 3 years as a hedge fund manager at Dialectic Capital and Vardon Partners, respectively. Mr. Fogarty received his BA from Columbia University. CFA Charterholder.
Location: New York

-----------------------------------------------------------------------------------------------------------------------------------
                                             (a)(2) For each person identified in column (a) (1), the number of other accounts of the Adviser managed by the person within each category below
(a)(1) Portfolio manager(s) of the           and the total assets in the accounts managed within each category below
Adviser named in the prospectus
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                             Other Pooled
                                                                      Registered Invest-        Invest-
                                                                        ment Companies       ment Vehicles      Other Accounts
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Number     Total    Number     Total    Number     Total
                                                                      of         Assets   of         Assets   of         Assets
                                                                      Accounts   ($MM)    Accounts   ($MM)    Accounts   ($MM)
-----------------------------------------------------------------------------------------------------------------------------------
Alison Martier                                                               6    8,739          6      250        114    8,056
Joshua Lisser                                                               91   32,297        502   13,460        313   46,090
Greg Wilensky                                                                9    8,856         15    1,007        118    8,205
Shawn Keegan                                                                11   11,167         14    2,303        254   14,324
Joran Laird                                                                  6    8,739          6      250        114    8,056
-----------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                                             (a)(3) For each of the categories in column (a)(2), the number of accounts and the total assets in the accounts with respect to which
(a)(1) Portfolio manager(s) of the           the advisory fee is based on the performance of the account
Adviser named in the prospectus
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                             Other Pooled
                                                                      Registered Invest-        Invest-
                                                                        ment Companies       ment Vehicles      Other Accounts
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Number     Total    Number     Total    Number     Total
                                                                      of         Assets   of         Assets   of         Assets
                                                                      Accounts   ($MM)    Accounts   ($MM)    Accounts   ($MM)
-----------------------------------------------------------------------------------------------------------------------------------
Alison Martier                                                          --       --         --       --          4      648
Joshua Lisser                                                           --       --         11      403         53    6,113
Greg Wilensky                                                            1       11          1      133          4      648
Shawn Keegan                                                            --       --          2      285          5    1,254
Joran Laird                                                             --       --         --       --          4      648
-----------------------------------------------------------------------------------------------------------------------------------


Note: $MM means millions


For a description of any material conflicts, please see "Investment professional conflict of interest" later in the SAI.
For compensation information, please see "AllianceBernstein's compensation program" later in the SAI.
Ownership of Securities of AXA's insurance products for which the Fund serves as an investment option (Retirement Investment Account and Members Retirement Program):


-----------------------------------------------------------------------------------------------------------------------------------
                                            $10,001-    $50,001-    $100,001-    $500,001 -    over
 Portfolio Manager    None    $1-$10,000   $50,000     $100,000    $500,000     $1,000,000    $1,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Alison Martier       X*
Joshua Lisser        X
Joran Laird          X
Shawn Keegan         X
Greg Wilensky        X
-----------------------------------------------------------------------------------------------------------------------------------



* Alison Martier does not own any shares in the Fund. While there are no insurance products ownership to report, Ms. Martier participates in the AXA Equitable Savings and Invest ment Plan and owns shares as follows:
   13,339.6006 shares in the AXA Target 2020.


AllianceBernstein Balanced Fund, Separate Account No. 10 ("Fund") is managed by the following team members:


Alison M. Martier -- Senior Vice President and Senior Portfolio Manager

Ms. Martier is a Senior Portfolio Manager and a member of the Rates & Currencies Research Review Team. She also serves as Director of the Fixed Income Senior Portfolio Manager Team. Prior to assuming her current role, Ms Martier served as Director of our US Core Fixed Income service from 2002 to 2007. She remains a member of the US Core Portfolio Management team. Ms. Martier joined the firm in 1993 from Equitable Capital. She joined Equitable as a trader in 1979 and has been a portfolio manager since 1983. Ms. Martier holds a BA from Northwestern University and an MBA from New York University's Graduate School of Business Administration. CFA Charterholder. Location: New York

Joshua B. Lisser -- Chief Investment Officer-Structured Equities

Mr. Lisser is the CIO-Structured Equities and is a member of the Blend Strategies team. He joined the firm in 1992 as a portfolio manager in the index strategies group and developed the international and global risk controlled equity services. Prior to joining Alliance Capital, Mr. Lisser was with Equitable Capital specializing in derivative investment strategies. Mr. Lisser received a BA from the State University of New York at Binghamton, where he was elected a member of Phi Beta Kappa, and an MBA from New York University.
Location: New York

Dokyoung Lee -- Director of Research -- Blend Strategies

Mr. Lee was appointed Director of Research in June 2008, in addition to his responsibilities as senior portfolio manager, a position he has held since 2005. From 2001 to 2005, Mr. Lee served on the Japan Value Investment Policy Group as a senior portfolio manager and senior quantitative analyst. Mr. Lee joined AllianceBernstein in 1994 as a quantitative analyst working on the US Small Cap Value team, and was named a portfolio manager for Emerging Markets Value in 1997. Previously, Mr. Lee was a consultant with Andersen Consulting and KPMG Peat Marwick. He earned a BSE from Princeton University. CFA Charterholder. Location: London

Karen Sesin -- Senior Portfolio Manager

Ms. Sesin was appointed senior portfolio manager in January 2006 within the Blend Strategies Team. Ms. Sesin joined Alliance Capital in 1999 as a member of the US Large Cap Growth portfolio management team after serving as chief investment officer for Waycrosse, Inc., an investment company affiliated with Cargill, Inc., one of the largest private companies in the US for over seven years. Prior to Waycrosse, she worked for The Pillsbury Company where she had investment responsibilities for the pension and saving plan assets for three years. Previously, Ms. Sesin worked for The Northern Trust Company in both investment consulting and banking positions for five years. She has a BS from the University of Illinois at Urbana, and an MBA from Northwestern University.
Location: Chicago

Shawn Keegan -- Vice President and Portfolio Manager

Mr. Keegan is the credit specialist for AllianceBernstein's multi-sector strategies. He is a member of the firm's Credit Research Review Team as well as the Credit and US Core Fixed Income Portfolio Management Teams. He joined the firm in 1993 as a portfolio assistant. He spent a year at Aladdin Capital as a trader before joining the US Core Fixed Income Team in early 2001. He holds a BS in Finance from Siena College. Location: New York

Greg Wilensky -- Senior Vice President and Portfolio Manager - US Core and Absolute Return

Mr. Wilensky is a member of the US Core and Absolute Return teams and also manages US Inflation-Linked Securities portfolios. In addition, Mr. Wilensky has been responsible for the firm's stable value business since 1998. Prior to joining AllianceBernstein as a portfolio manager in 1996, Mr. Wilensky was a treasury manager in the corporate finance group at AT&T Corp. He earned a BS in Business Administration from Washington University and an MBA from the University of Chicago. Member of the New York Society of Security Analysts. CFA Charterholder. Location: New York


Joran Laird -- Vice President and Portfolio Manager


Mr. Laird has recently joined the US Core team from the New Zealand office where he was responsible for management of cash portfolios, quantitative trading and contributing to the overall fixed interest strategy. Prior to joining the firm in 2000, Mr. Laird served as a treasury dealer and senior market risk analyst. He holds both a Bachelors Degree of Commerce and a Masters Degree of Commerce in Economics from the University of Canterbury. CFA Charterholder. Location: New York

Seth Masters -- Chief Investment Officer -- Blend Strategies & Defined Contribution

Mr. Masters is CIO -- AllianceBernstein Blend Strategies & Defined Contribution, having reassumed the role of CIO Blend Strategies in February 2009. He had previously held the position from the inception of the firm's Blend services in 2002 through June 2008, guiding them from creation to leading forces in the style-blend space. Seth has throughout remained a member of the Blend investment team. In June 2008, Mr. Masters was appointed to head up the newly formed Defined Contribution business unit, and he will continue his oversight of our firm's services in this area. He is also responsible for overseeing research on liability-driven investing, portable alpha, and risk mitigation strategies. Mr. Masters serves on AllianceBernstein's Management Executive Committee, a group of key senior professionals responsible for managing the firm, enacting key strategic initiatives and allocating resources. Between 1994 and 2002, Mr. Masters was Chief Investment Officer for Emerging Market Value Equities. He joined Bernstein in 1991 as a research analyst covering banks, insurance companies, and other financial firms. Over the years, Mr. Masters has published numerous articles, including "Is There a Better Way to Rebalance?," "Emerging Markets: Managing the Impact of High Costs," "After the Fall: The Case for Emerging Markets Revisited," and more recently "Is there a better way to fix benchmarks" and "The future of Defined Contribution Pension Plans." Prior to AllianceBernstein, Mr. Masters worked as a senior associate at Booz, Allen & Hamilton from 1986 to 1990 and taught economics in China from 1983 to 1985. He earned a BA from Princeton University and an MPhil in economics from Oxford University. Location: New York

INVESTMENT PROFESSIONAL CONFLICT OF INTEREST DISCLOSURE

As an investment adviser and fiduciary, the Adviser owes its clients and shareholders an undivided duty of loyalty. We recognize that conflicts of interest are inherent in our business and accordingly have developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including AllianceBernstein Mutual Funds, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. We place the interests of our clients first and expect all of our employees to meet their fiduciary duties.


EMPLOYEE PERSONAL TRADING

The Adviser has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of the Adviser own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, the Adviser permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds through direct purchase and/or notionally in connection with deferred incentive compensation awards. The Adviser's Code of Ethics and Business Conduct requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by the Adviser. The Code also requires preclearance of all securities transactions (except transactions in open-end mutual funds) and imposes a one-year holding period for securities purchased by employees to discourage short-term trading.


MANAGING MULTIPLE ACCOUNTS FOR MULTIPLE CLIENTS

The Adviser has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, the Adviser's policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. No investment professional that manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is not tied specifically to the performance of any particular client's account, nor is it directly tied to the level or change in level of assets under management.


ALLOCATING INVESTMENT OPPORTUNITIES

The Adviser has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The investment professionals at the Adviser routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

The Adviser's procedures are also designed to prevent potential conflicts of interest that may arise when the Adviser has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which the Adviser could share in investment gains.

To address these conflicts of interest, the Adviser's policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities. These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.


PORTFOLIO MANAGER COMPENSATION

The Adviser's compensation program for investment professionals is designed to be competitive and effective in order to attract and retain the highest caliber employees. The compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for our clients, including shareholders of the

AllianceBernstein Mutual Funds. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account, nor is compensation tied directly to the level or change in level of assets under management. Investment professionals' annual compensation is comprised of the following:

(i) Fixed base salary: This is generally the smallest portion of compensation. The base salary is a relatively low, fixed salary within a similar range for all investment professionals. The base salary is determined at the outset of employment based on level of experience, does not change significantly from year-to-year and hence, is not particularly sensitive to performance.

(ii) Discretionary incentive compensation in the form of an annual cash bonus:
The Adviser's overall profitability determines the total amount of incentive compensation available to investment professionals. This portion of compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of an investment professional's compensation, the Adviser considers the contribution to his/her team or discipline as it relates to that team's overall contribution to the long-term investment success, business results and strategy of the Adviser. Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor or peer group funds or similar styles of investments, and appropriate, broad-based or specific market indices), and consistency of performance. There are no specific formulas used to determine this part of an investment professional's compensation and the compensation is not tied to any pre-determined or specified level of performance. The Adviser also considers qualitative factors such as the complexity and risk of investment strategies involved in the style or type of assets managed by the investment professional; success of marketing/business development efforts and client servicing; seniority/ length of service with the firm; management and supervisory responsibilities; and fulfillment of the Adviser's leadership criteria.

(iii) Discretionary incentive compensation in the form of awards under the Adviser's Partners Compensation Plan ("deferred awards"): The Adviser's overall profitability determines the total amount of deferred awards available to investment professionals. The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus. There is no fixed formula for determining these amounts. Deferred awards, for which there are various investment options, vest over a four-year period and are generally forfeited if the employee resigns or the Adviser terminates his/her employment. Investment options under the deferred awards plan include many of the same AllianceBernstein Mutual Funds offered to mutual fund investors, thereby creating a close alignment between the financial interests of the investment professionals and those of the Adviser's clients and mutual fund shareholders with respect to the performance of those mutual funds. The Adviser also permits deferred award recipients to allocate up to 50% of their award to investments in the Adviser's publicly traded equity securities.


CONTRIBUTIONS UNDER ALLIANCEBERNSTEIN'S PROFIT SHARING/401(K) PLAN

The contributions are based on AllianceBernstein's overall profitability. The amount and allocation of the contributions are determined at the sole discretion of AllianceBernstein.

DISTRIBUTION OF THE CONTRACTS

Employees of AXA Equitable perform all marketing and service functions under the contract. AXA Equitable pays no sales commissions with respect to units of interest in any of the Separate Accounts available under the contracts; however, incentive compensation that ranges from 0.40% to 2% of first-year plan contributions, plus $65 per plan sale is paid on a periodic basis to these AXA Equitable employees. No contribution-based or asset-based incentive compensation is awarded on existing plans in subsequent years. This compensation is not paid out of plan or participant funds, and has no effect on plan fees, charges and expenses.


CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

JPMorgan Chase Bank, N.A. is the custodian for the shares of the Trusts owned by Separate Account Nos. 3, 4 and 10. There is no custodian for the shares of the Trusts owned by Separate Account No. 66.


The financial statements of each Separate Account at December 31, 2008 and for each of the two years in the period ended December 31, 2008, and the consolidated financial statements of AXA Equitable at December 31, 2008 and 2007 and for each of the three years in the period ended December 31, 2008 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

OUR MANAGEMENT

We are managed by a Board of Directors which is elected by our shareholder(s). Our directors and certain of our executive officers and their principal occupations are as follows. Unless otherwise indicated, the following persons have been involved in the management of AXA Equitable and/or its affiliates in various executive positions during the last five years.




DIRECTORS

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address    Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Henri de Castries                      Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
AXA                                    September 1993); Chairman of the Board of AXA Financial (since April 1998); Vice Chairman
25, Avenue Matignon                    (February 1996 to April 1998). Chairman of the Management Board (since May 2001) and
75008 Paris, France                    Chief Executive Officer of AXA (January 2000 to May 2002); Vice Chairman of AXA's
                                       Management Board (January 2000 to May 2001). Director or officer of various subsidiaries and affiliates of the AXA Group. Director of AllianceBernstein Corporation, the general partner of AllianceBernstein Holding and AllianceBernstein. A former Director of
                                       Donaldson, Lufkin and Jenrette ("DLJ") (July 1993 to November 2000).
------------------------------------------------------------------------------------------------------------------------------------
Denis Duverne                          Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
AXA                                    February 1998). Member of the AXA Management Board (since February 2003) and Chief
25, Avenue Matignon                    Financial Officer (since May 2003), prior thereto, Executive Vice President, Finance,
75008 Paris, France                    Control and Strategy, AXA (January 2000 to May 2003); prior thereto Senior Executive Vice
                                       President, International (US-UK-Benelux) AXA (January 1997 to January 2000); Member of
                                       the AXA Executive Committee (since January 2000); Director, AXA Financial (since November
                                       2003), AllianceBernstein (since February 1996) and various AXA affiliated companies.
                                       Former Director of DLJ (February 1997 to November 2000).
------------------------------------------------------------------------------------------------------------------------------------
Mary (Nina) Henderson                  Director, MONY Life and MONY America (since July 2004); Founder of Henderson Advisory
Henderson Advisory Consulting          Consulting (since January 2001); Retired Corporate Vice President, Core Business
425 East 86th Street, Apt. 12-C        Development of Bestfoods (June 1999 to December 2000). Prior thereto, President,
New York, NY 10028                     Bestfoods Grocery (formerly CPC International, Inc.) and Vice President, Bestfoods (1997
                                       to 2000). Director and Chairperson of the Nominating & Governance Committee and Lead
                                       Director of DelMonte Foods Co., Director and Member of the Audit Committee of PACTIV
                                       Corporation and Royal Dutch Shell plc; Former Director, Hunt Corporation (1992 to 2002);
                                       Director, AXA Financial and AXA Equitable (since December 1996).
------------------------------------------------------------------------------------------------------------------------------------
James F. Higgins                       Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
Morgan Stanley                         December 2002). Senior Advisor, Morgan Stanley (since June 2000); Director/Trustee,
Harborside Financial Center            Morgan Stanley Funds (since June 2000); Director, AXA Financial (since December 2002);
Plaza Two, Second Floor                President and Chief Operating Officer -- Individual Investor Group, Morgan Stanley Dean
Jersey City, NJ 07311                  Witter (June 1997 to June 2000); President and Chief Operating Officer -- Dean Witter
                                       Securities, Dean Witter Discover & Co. (1993 to May 1997); Director and Chairman of the
                                       Executive Committee, Georgetown University Board of Regents; Director, The American
                                       Ireland Fund; and a member of The American Association of Sovereign Military Order of
                                       Malta.
------------------------------------------------------------------------------------------------------------------------------------
Scott D. Miller                        Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
SSA & Company                          September 2002). Chief Executive Officer, (since February 2005) of SSA & Company. Prior
315 East Hopkins Avenue                thereto, President (May 2004 to February 2005). Prior thereto, Vice Chairman (March 2003
Aspen, CO 81611                        to May 2004), Hyatt Hotels Corporation; President (January 2000 to March 2003); Director,
                                       AXA Financial (since September 2002); NAVTEQ (since May 2004); Director, Interval
                                       International (January 1998 to June 2003); Executive Vice President, Hyatt Development
                                       Corporation (1997 to 2000); Director, Schindler Holdings, Ltd. (January 2002 to 2006).
------------------------------------------------------------------------------------------------------------------------------------
Joseph H. Moglia                       Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
TD Ameritrade Holding Corporation      November 2002). Chairman of the Board, TD Ameritrade Holding Corporation (since October
4211 South 102nd Street                2008) Prior thereto, Chief Executive Officer (March 2001 to October 2008); Director, AXA
Omaha, NE 68127                        Financial (since November 2002); Senior Vice President, Merrill Lynch & Co., Inc. (1984
                                       to March 2001).
------------------------------------------------------------------------------------------------------------------------------------

DIRECTORS (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address    Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Peter J. Tobin                         Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
1 Briarwood Lane                       March 1999); Special Assistant to the President, St. John's University (September 2003 to
Denville, NJ 07834                     June 2005); prior thereto, Dean, Peter J. Tobin College of Business, St. John's
                                       University (August 1998 to September 2003). Director, AllianceBernstein Corporation
                                       (since May 2000); CIT Group, Inc. (May 1984 to June 2001, June 2002 to present), H. W.
                                       Wilson Co. and Junior Achievement of New York, Inc. and Member and Officer of Rock Valley
                                       Tool, LLC. Director of AXA Financial (since March 1999).
------------------------------------------------------------------------------------------------------------------------------------
Charlynn Goins                         Director of AXA Financial, Inc., AXA Equitable, MONY Life and MONY America (since
30 Beekman Place                       September 2006). Vice Chairman of the Board (Distribution Committee) of The New York
Apt. 8A                                Community Trust (since June 2008). Formerly, Chairperson of New York City Health and
New York, NY 10022                     Hospitals Corporation (June 2004 to June 2008). Prior thereto, Independent Trustee of the
                                       Mainstay Funds, c/o New York Life Insurance Company's family of mutual funds (March 2001 to July 2006). Member of the Distribution Committee of The New York Community Trust
                                       (since 2002); Member of the Board of Trustees of the Brooklyn Museum (since 2002); Member of the Council on Foreign Relations (since 1991). Member of the Board of Directors of
                                       Fannie Mae (since December 2008).
------------------------------------------------------------------------------------------------------------------------------------
Anthony J. Hamilton                    Director of AXA Financial, Inc. (since December 1995). Director of AXA Equitable, MONY
AXA UK plc                             Life and MONY America (since May 2006). Chairman of AXA UK plc (since 1997). Prior
5 Old Broad Street                     thereto, Chief Executive Officer (1978 to October 2002) and Director (April 1978 to
London, England EC2N 1AD               January 2005) of Fox-Pitt, Kelton Group Limited. Currently, Chairman of the Investment
                                       Committee and Chairman of the Remuneration and Nomination Committee of AXA UK plc; Member
                                       of the Supervisory Board and Chairman of the Audit Committee and Member of the
                                       Compensation Committee of AXA (since 1997); Director of Binley Limited (since 1994);
                                       Director of TAWA plc (since 2004); Member of the Board of Governors of Club de Golf
                                       Valderrama (since June 2006).
------------------------------------------------------------------------------------------------------------------------------------
Lorie A. Slutsky                       Director of AXA Financial, Inc., AXA Equitable, MONY Life and MONY America (since
The New York Community Trust           September 2006). President of The New York Community Trust (since 1990). Prior thereto,
909 Third Avenue                       Executive Vice President of The New York Community Trust (1987 to 1990). Director and
New York, NY 10022                     Chairperson of Corporate Governance Committee and Member of Executive and Compensation
                                       Committees of AllianceBernstein Corporation (since July 2002); Director (since 1997) and
                                       Chairman of the Board (since April 2004) of BoardSource; Co-Chairperson of Panel on the
                                       Nonprofit Sector (since May 2005); Trustee of The New School University (since 1999);
                                       Chairman of the Board of Governors of the Milano School of Management & Urban Policy (The
                                       New School) (since September 2003).
------------------------------------------------------------------------------------------------------------------------------------
Ezra Suleiman                          Director of AXA Financial, Inc., AXA Equitable, MONY Life and MONY America (since May
Princeton University                   2006). Professor of Politics, IBM Professor of International Studies - Director.
Corwin Hall                            Formerly, Director, Program in European Studies at Princeton University (September 1979
Princeton, NJ 08544                    to 2008) and Professor of Politics (since September 1979) of Princeton University. Member of AXA's Supervisory Board (since April 2003); Currently, Member of the Board of
                                       Directors of Suez Environment and Chairman of the Audit Committee and a Member of the
                                       Compensation Committee of Suez Environment; Member of AXA's Selection, Governance and
                                       Human Resources Committee and Audit Committee; Chairman of the Scientific Board of AXA
                                       Research Fund; Member of the Management Committee of Institut Montaigne; Member of the
                                       Editorial Board of Comparative Politics; Member of the Editorial Committee of La Revue
                                       des Deux Mondes and Politique Americaine; Member of HEC International Advisory Board.
------------------------------------------------------------------------------------------------------------------------------------
Peter S. Kraus                         Director of AXA Financial, Inc., AXA Equitable, MONY Life and MONY America (since
AllianceBernstein Corporation          February 2009). Director, Chairman of the Board and Chief Executive Officer of
1345 Avenue of the Americas            AllianceBernstein Corporation (since December 2008). Prior thereto, Executive Vice
New York, NY 10105                     President of Merrill Lynch & Co. (September 2008 to December 2008). Prior thereto,
                                       Co-Head, Investment Management Division of Goldman Sachs Group, Inc. (March 1986 to March
                                       2008); also held the following positions: Co-Head of the Financial Institutions Group
                                       Tokyo (1990-1996); Partner (1994); Managing Director (1996). Currently, Director of
                                       Keewaydin Camp; Chairman of the Investment Committee of Trinity College; Chairman of the
                                       Board of Overseers of California Institute of the Arts; and Co-Chair of Friends of the
                                       Carnegie International.
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS -- DIRECTORS

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address    Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Christopher M. Condron                 Director, Chairman of the Board, President (July 2004 to September 2005, February 2006 to
                                       present) and Chief Executive Officer, MONY Life and MONY America (since July 2004);
                                       Chairman of the Board, President (July 2004 to September 2005) and Chief Executive
                                       Officer, MONY Holdings, LLC (July 2004 to November 2007); Director, Chairman of the
                                       Board, President (May 2002 to September 2005, February 2006 to present) and Chief
                                       Executive Officer, AXA Equitable (since May 2001); Director, President and Chief
                                       Executive Officer, AXA Financial (since May 2001); Chairman of the Board, President (May
                                       2001 to September 2005, February 2006 to present) and Chief Executive Officer (AXA
                                       Equitable Financial Services, LLC (since May 2001); Member of AXA's Management Board
                                       (since May 2001); Member of AXA's Executive Committee; Director (since May 2004) and
                                       President (since September 2005), AXA America Holdings, Inc.; Director, AllianceBernstein
                                       Corporation (since May 2001); Director, Chairman of the Board, President (June 2001 to
                                       September 2005, January 2006 to present) and Chief Executive Officer, AXA Equitable Life and Annuity Company (since June 2001); Director and Chairman, U.S. Financial Life
                                       Insurance Company (December 2006 to May 2007); Member of the Board, American Council of
                                       Life Insurers (since January 2007); Director, Chairman of the Compensation Committee and
                                       Member of the Audit Committee and Corporate Governance and Nominating Committee, KBW,
                                       Inc. (since January 2007); Director, Vice Chairman and Member of Financial Services
                                       Roundtable; Director, The Advest Group, Inc. (July 2004 to December 2005); Director and
                                       Treasurer, The American Ireland Fund (since 1999); Board of Trustees of The University of
                                       Scranton (1995 to 2002); Former Member of the Investment Company Institute's Board of
                                       Governors (October 2001 to 2005); prior thereto, October 1997 to October 2000) and
                                       Executive Committee (1998 to 2000); Former Trustee of The University of Pittsburgh;
                                       Former Director, St. Sebastian Country Day School (1990 to June 2005); Former Director,
                                       the Massachusetts Bankers Association; President and Chief Operating Officer, Mellon
                                       Financial Corporation (1999 to 2001); Chairman and Chief Executive Officer, Dreyfus
                                       Corporation (1995 to 2001).
------------------------------------------------------------------------------------------------------------------------------------




OTHER OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address    Business Experience Within the Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Jennifer Blevins                       Executive Vice President, MONY Life and MONY America (since July 2004); Executive Vice
                                       President (since January 2002), AXA Equitable; Executive Vice President (since January
                                       2002), AXA Equitable Financial Services, LLC; Director, MONY Assets Corp. (since June
                                       2006); Director, MONY Benefits Management Corp. (since July 2004); prior thereto, Senior
                                       Vice President and Managing Director, Worldwide Human Resources, Chubb and Son, Inc.
                                       (1999 to 2001); Senior Vice President and Deputy Director of Worldwide Human Resources,
                                       Chubb and Son, Inc. (1998 to 1999).

Harvey Blitz                           Senior Vice President (since July 2004) MONY Life and MONY America; Senior Vice President
                                       (September 1987 to present) AXA Equitable; Senior Vice President (since July 1992) AXA
                                       Financial, Inc.; Senior Vice President (since September 1999) AXA Equitable Financial
                                       Services, LLC; Senior Vice President, AXA America Holdings, Inc. (since September 2005);
                                       Senior Vice President (since December 1999) AXA Equitable Life and Annuity Company;
                                       Director (since January 2006) and Chairman of the Board (June 2003 to March 2005)
                                       Frontier Trust Company, FSB ("Frontier"); Director (since July 1999) AXA Advisors LLC;
                                       Senior Vice President (since July 1999) and former Director (July 1999 until July 2004)
                                       AXA Network, LLC (formerly EquiSource); Director and Officer of various AXA Equitable affiliates.
------------------------------------------------------------------------------------------------------------------------------------

OTHER OFFICERS (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address    Business Experience Within the Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Kevin R. Byrne                         Executive Vice President (November 2008 to present), Treasurer (July 2004 to present) and
                                       Chief Investment Officer (September 2004 to present) of MONY Financial Services, Inc.,
                                       MONY Life and MONY America; prior thereto, Senior Vice President (July 2004 to November
                                       2008). Executive Vice President (November to present), Treasurer (September 2003 to present) and Chief Investment Officer (September 2004 to present) of AXA Equitable; prior thereto, Senior Vice President (July 1997 to November 2008), Vice President (February
                                       1989 to July 1997), Deputy Treasurer (February 1989 to September 1993). Executive Vice
                                       President (November 2008 to present), Treasurer (September 1993 to present) and Chief
                                       Investment Officer (September 2004 to present) of AXA Financial, Inc.; prior thereto,
                                       Senior Vice President (September 1997 to November 2008); Vice President (May 1992 to
                                       September 1997) and Assistant Treasurer (May 1992 to September 1993). Executive Vice
                                       President (November 2008 to present), Treasurer (September 1999 to present) and Chief
                                       Investment Officer (September 2004 to present) of AXA Equitable Financial Services, LLC;
                                       prior thereto, Senior Vice President (September 1999 to November 2008). Senior Vice
                                       President (September 2005 to present) and Treasurer (November 2008 to present) of AXA
                                       America Holdings, Inc., The Advest Group, Inc. and Boston Advisors, Inc. Director,
                                       Chairman of the Board and President (July 2004 to December 2005), MONY Capital
                                       Management, Inc. Director, Senior Vice President and Treasurer (since July 2004), MONY
                                       Benefits Management Corp. Director and Chairman of the Board (July 2004 to May 2005),
                                       Matrix Private Equities, Inc. and Matrix Capital Markets Group, Inc. Director, Treasurer
                                       (July 2004 to May 2005), and Senior Vice President (since December 2006); 1740 Advisers,
                                       Inc. Director, Executive Vice President and Treasurer (since July 2004), MONY Asset
                                       Management, Inc.; Director (since July 2004) and Chief Financial Officer (since April
                                       2006), MONY Agricultural Investment Advisers, Inc. President and Treasurer (since October
                                       2004), MONY International Holdings, LLC. Director, President and Treasurer (since
                                       November 2004), MONY Life Insurance Company of the Americas, Ltd. and MONY Bank & Trust
                                       Company of the Americas, Ltd. Director and Deputy Treasurer (since December 2001), AXA
                                       Technology Services. Senior Vice President, Chief Investment Officer (since September
                                       2004) and Treasurer (since December 1997), AXA Equitable Life & Annuity Company.
                                       Treasurer, Frontier Trust Company, FSB (June 2000 until July 2007); and AXA Network, LLC
                                       (since December 1999). Director (since July 1998), Chairman (since August 2000), and
                                       Chief Executive Officer (since September 1997), Equitable Casualty Insurance Company.
                                       Senior Vice President and Treasurer, AXA Distribution Holding Corporation (since November
                                       1999); and AXA Advisors, LLC (since December 2001). Director, Chairman, President and
                                       Chief Executive Officer (August 1997 to June 2002), Equitable JV Holding Corporation.
                                       Director (since July 1997), and Senior Vice President and Chief Financial Officer (since
                                       April 1998), ACMC, Inc. Director, President and Chief Executive Officer (since December
                                       2003), AXA Financial (Bermuda) Ltd. Director (since January 2005), Senior Vice President and Chief Investment Officer (since February 2005), U.S. Financial Life Insurance
                                       Company; Treasurer (November 2000 to December 2003), Paramount Planners, LLC. Vice
                                       President and Treasurer (March 1997 to December 2002) EQ Advisors Trust. Director (July
                                       1997 to May 2001) and President and CEO (August 1997 to May 2001), EQ Services, Inc.
                                       Director, AXA Alternative Advisors, Inc. (formerly AXA Global Structured Products);
                                       Director, Executive Vice President and Treasurer (July 2004 to February 2005), MONY
                                       Realty Capital, Inc. and MONY Realty Partners, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Claude Methot                          Executive Vice President of AXA Equitable Financial Services, LLC, AXA Equitable, MONY
                                       Life and MONY America (September 2008 to present); prior thereto, Senior Vice President of AXA Equitable Financial Services, LLC, AXA Equitable, MONY Life and MONY Life and MONY
                                       America (September 2007 to September 2008). Offer and Innovation Director - Life and P&C
                                       in Group Marketing of AXA Group (date unknown to September 2007); prior thereto, Group
                                       Chief Actuary and Director - Product Development of AXA Group (2002 to date unknown);
                                       Corporate Actuary of AXA Group (1999 to 2002).
------------------------------------------------------------------------------------------------------------------------------------

OTHER OFFICERS (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address    Business Experience Within the Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Richard S. Dziadzio                    Executive Vice President (since September 2004) and Chief Financial Officer (since
                                       December 2006), AXA Equitable, prior thereto, Executive Vice President and Deputy Chief
                                       Financial Officer (September 2005 to December 2006); Executive Vice President (since July
                                       2004) and Chief Financial Officer (since December 2006), MONY Life and MONY America, prior thereto, Executive Vice President and Deputy Chief Financial Officer (September
                                       2005 to December 2006); Executive Vice President (since September 2005) and Chief
                                       Financial Officer (since December 2006), AXA Financial, prior thereto, Executive Vice
                                       President and Deputy Chief Financial Officer (September 2005 to December 2006); Director
                                       (since January 2007), Executive Vice President (since September 2004) and Chief Financial
                                       Officer (since December 2006), AXA Equitable Financial Services, LLC; Director (since
                                       July 2004), AXA Advisors, LLC; Director and Executive Vice President (since December
                                       2006), AXA America Holdings, Inc.; Executive Vice President and Chief Financial Officer
                                       (since December 2006), AXA Equitable Life and Annuity Company; Executive Vice President
                                       and Chief Financial Officer (since December 2006), AXA Distribution Holding Corporation;
                                       Director (since July 2004), MONY Capital Management, Inc. and MONY Agricultural
                                       Investment Advisers, Inc.; Director, Executive Vice President and Chief Financial Officer
                                       (since December 2006), MONY Financial Services, Inc.; Executive Vice President and Chief
                                       Financial Officer (since December 2006), MONY Holdings, LLC; Director (July 2004 to
                                       November 2007), 1740 Advisers, Inc. and MONY Asset Management, Inc.; Director (since
                                       November 2004), Frontier Trust Company, FSB; Director (January 2005 to July 2007), MONY
                                       Financial Resources of the Americas Limited. Formerly, Director (July 2004 to December
                                       2005), The Advest Group, Inc.; Director (July 2004 to February 2005), MONY Realty
                                       Capital, Inc. and MONY Realty Partners, Inc.; Director (July 2004 to May 2005), Matrix
                                       Capital Markets Group, Inc. and Matrix Private Equities, Inc. Business Support and
                                       Development (February 2001 to June 2004), GIE AXA; Head of Finance Administration
                                       (November 1998 to February 2001), AXA Real Estate Investment Managers.
------------------------------------------------------------------------------------------------------------------------------------
Mary Beth Farrell                      Executive Vice President, MONY Life and MONY America (since July 2004); Executive Vice
                                       President (since December 2001), AXA Equitable; prior thereto, Senior Vice President
                                       (December 1999 to December 2001); Senior Vice President and Controller, GreenPoint
                                       Financial/GreenPoint Bank (May 1994 to November 1999); Executive Vice President (since
                                       December 2001), AXA Equitable Financial Services, LLC.
------------------------------------------------------------------------------------------------------------------------------------
Alvin H. Fenichel                      Senior Vice President (July 2004 to present) and Chief Accounting Officer (May 2008 to present) of MONY Life and MONY America; prior thereto, Controller (July 2004 to May
                                       2008). Senior Vice President (December 1999 to present) and Chief Accounting Officer (May
                                       2008 to present) of AXA Financial, AXA Equitable, AXA Equitable Financial Services, LLC
                                       and MONY Financial Services, Inc.; prior thereto, Controller (December 1999 to May 2008).
                                       Senior Vice President (December 1999 to present) and Chief Accounting Officer (May 2008 to present) of AXA Equitable Life and Annuity Company. Previously held other Officerships with AXA Equitable and its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Barbara Goodstein                      Executive Vice President (since July 2005), MONY Life, MONY America and AXA Equitable
                                       Financial Services, LLC. Executive Vice President (since July 2005), AXA Equitable.
                                       Director (since November 2005), AXA Advisors, LLC. Senior Vice President (September 2001
                                       to January 2005), JP Morgan Chase; President and Chief Executive Officer (February 1998
                                       to August 2001), Instinet.com.
------------------------------------------------------------------------------------------------------------------------------------
Dave S. Hattem                         Senior Vice President (September 1999 to present) and Deputy General Counsel (May 2004 to present) of AXA Equitable and AXA Equitable Financial Services, LLC; prior thereto,
                                       Associate General Counsel (September 1999 to May 2004). Senior Vice President and Deputy
                                       General Counsel of AXA Financial, Inc. (September 2008 to present). Senior Vice President and Deputy General Counsel of MONY Life, MONY America and MONY Financial Services, Inc.
                                       (July 2004 to present). Senior Vice President and Deputy General Counsel of AXA Equitable
                                       Life and Annuity Company (since August 2008). Senior Vice President and Deputy General
                                       Counsel of MONY Holdings, LLC (July 2004 to November 2007).
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey Green                          Senior Vice President (since July 2004) of MONY Life and MONY America. Senior Vice
                                       President (September 2002 to present) AXA Equitable. Senior Vice President (since
                                       September 2002) of AXA Equitable Financial Services, LLC; Director, President and Chief
                                       Operating Officer (since November 2002) AXA Network, LLC; Senior Vice President (since
                                       October 2002) AXA Advisors, LLC. Director, President and Chief Operating Officer (since
                                       July 2004), MONY Brokerage, Inc. and its subsidiaries. Senior Vice President, Product
                                       Manager of Solomon Smith Barney (1996 to September 2002).
------------------------------------------------------------------------------------------------------------------------------------

OTHER OFFICERS (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address    Business Experience Within the Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Karen Field Hazin                      Vice President, Secretary and Associate General Counsel (since June 2005), MONY Life,
                                       MONY America and AXA Equitable Financial Services, LLC. Vice President, Secretary and
                                       Associate General Counsel (since June 2005), AXA Equitable; prior thereto, Counsel (April
                                       2005 to June 2005), Assistant Vice President and Counsel (December 2001 to June 2003),
                                       Counsel (December 1996 to December 2001). Vice President, Secretary and Associate General
                                       Counsel (since June 2005), AXA Financial, Inc. Vice President and Secretary (since
                                       September 2005), AXA America Holdings, Inc. Vice President, Secretary and Associate
                                       General Counsel (since June 2005), AXA Equitable Life and Annuity Company. Vice
                                       President, Secretary and Associate General Counsel (since June 2005), AXA Distribution
                                       Holding Corporation. Vice President, Secretary and Associate General Counsel (June 2005
                                       until November 2007), MONY Holdings, LLC.
------------------------------------------------------------------------------------------------------------------------------------
Gary W. Hirschkron                     Senior Vice President, MONY Life and MONY America (since July 2004); Senior Vice
                                       President, AXA Equitable (since September 2002), Senior Vice President, AXA Equitable
                                       Financial Services, LLC (since September 2002); prior thereto, Managing Director,
                                       Management Compensation Group Northwest, LLC (1983 to September 2002).
------------------------------------------------------------------------------------------------------------------------------------
William J. McDermott                   Executive Vice President, AXA Equitable Financial Services, LLC, MONY Life Insurance
                                       Company and MONY Life Insurance Company of America (September 2007 to present); Executive
                                       Vice President, Fidelity Investments (December 1995 to June 2007).
------------------------------------------------------------------------------------------------------------------------------------
Andrew McMahon                         Executive Vice President (since September 2005), MONY Life, MONY America and AXA
                                       Equitable Financial Services, LLC; prior thereto, Senior Vice President (March 2005 to
                                       September 2005). Executive Vice President (since September 2005), AXA Equitable; prior thereto, Senior Vice President (March 2005 to September 2005). Director (since December
                                       2005) and Chairman of the Board (since July 2007); prior thereto, Vice Chairman of the
                                       Board (December 2005 until July 2007), AXA Network, LLC, AXA Network of Connecticut,
                                       Maine and New York, LLC, AXA Network Insurance Agency of Massachusetts, LLC. Director and
                                       Vice Chairman of the Board (since January 2006), MONY Brokerage, Inc and its subsidiaries. Director (since February 2007) and Chairman of the Board (since July 2007),
                                       AXA Advisors, LLC. Partner (June 1997 to March 2005), McKinsey & Company.
------------------------------------------------------------------------------------------------------------------------------------
Charles A. Marino                      Executive Vice President (since September 2006) and Chief Actuary (since September 2005),
                                       AXA Equitable, prior thereto, Senior Vice President (September 2000 to September 2006),
                                       Actuary (May 1998 to September 2005), Vice President (May 1998 to September 2000),
                                       Assistant Vice President (October 1991 to May 1998); Executive Vice President (since
                                       September 2006) and Chief Actuary (since September 2005), MONY Life and MONY America, prior thereto, Senior Vice President (July 2004 to September 2006); Executive Vice
                                       President (since September 2006) and Chief Actuary (since September 2005), AXA Equitable
                                       Financial Services, LLC, prior thereto, Senior Vice President (September 2000 to
                                       September 2006), Actuary (September 1999 to September 2005). Director and Vice President
                                       (since December 2003), AXA Financial (Bermuda) Ltd. Senior Vice President and Appointed
                                       Actuary, AXA Equitable Life and Annuity Company. Director (since May 2007) and President
                                       (since January 2008), U.S. Financial Life Insurance Company, prior thereto, Senior Vice
                                       President (December 2004 to January 2008) and Chief Actuary (August 2006 to January
                                       2008); Appointed Actuary (December 2004 to August 2006). Senior Vice President and
                                       Actuary, AXA Corporate Solutions Life Reinsurance Company.
------------------------------------------------------------------------------------------------------------------------------------
Kevin E. Murray                        Executive Vice President and Chief Information Officer (February 2005 to present) of MONY
                                       Life and MONY America. Executive Vice President and Chief Information Officer (February
                                       2005 to present); prior thereto, Senior Vice President (September 2004 to February 2005)
                                       AXA Equitable. Senior Vice President (February 2005 to present) of AXA Equitable
                                       Financial Services, LLC. Senior Vice President / Group Chief Information Officer (1996 to
                                       September 2004) of AIG.
------------------------------------------------------------------------------------------------------------------------------------
Andrew Raftis                          Senior Vice President and Auditor, AXA Financial, Inc., AXA Equitable Financial Services,
                                       LLC, MONY Life Insurance Company and MONY Life Insurance Company of America (since
                                       September 2007); Deputy Head of AXA Group Audit, GIE AXA (January 2002 to June 2007);
                                       Group Risk Management Executive, AXA Asia Pacific (October 1997 to December 2001); Group
                                       Compliance Manager and Corporate Lawyer, AXA National Mutual (February 1989 to October
                                       1997); Lawyer, Molomby & Molomby (Middletons) (February 1986 to January 1989).
------------------------------------------------------------------------------------------------------------------------------------

OTHER OFFICERS (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address    Business Experience Within the Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Anthony F. Recine                      Senior Vice President, Chief Compliance Officer and Associate General Counsel (February
                                       2005 to present) of MONY Life and MONY America. Senior Vice President, Chief Compliance
                                       Officer and Associate General Counsel (February 2005 to present) AXA Equitable. Senior
                                       Vice President, Chief Compliance Officer and Associate General Counsel (February 2005 to
                                       present) of AXA Equitable Financial Services, LLC. Vice President, Deputy General and
                                       Chief Litigation Counsel (2000 to February 2005) of The MONY Group; prior thereto, Vice
                                       President and Chief Litigation Counsel (1990 to 2000).
------------------------------------------------------------------------------------------------------------------------------------
James A. Shepherdson                   Executive Vice President (since September 2005), MONY Life, MONY America and AXA
                                       Equitable Financial Services, LLC. Executive Vice President (since September 2005), AXA
                                       Equitable. Director (since August 2005), AXA Advisors, LLC. Director, Chairman of the
                                       Board, President and Chief Executive Officer (since August 2005), AXA Distributors, LLC,
                                       AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama,
                                       LLC, AXA Distributors Insurance Agency of Massachusetts, LLC. Chief Executive Officer
                                       (February 2003 to August 2005), John Hancock Financial Services / John Hancock Funds.
                                       Co-Chief Executive Officer (March 2000 to June 2002), Met Life Investors Group.
------------------------------------------------------------------------------------------------------------------------------------
Richard V. Silver                      Executive Vice President and General Counsel, MONY Life and MONY America (since July
                                       2004); Executive Vice President and General Counsel, MONY Holdings, LLC (July 2004 until
                                       November 2007); Executive Vice President (since September 2001) and General Counsel
                                       (since November 1999), AXA Equitable. Prior thereto, Senior Vice President (February 1995 to September 2001), Deputy General Counsel (October 1996 to November 1999). Executive
                                       Vice President and General Counsel (since September 2001), AXA Financial; prior thereto,
                                       Senior Vice President and Deputy General Counsel (October 1996 to September 2001).
                                       Executive Vice President (since September 2001) and General Counsel (since November
                                       1999), AXA Equitable Financial Services, LLC. Executive Vice President (since September
                                       2001) and General Counsel (since December 1999), AXA Equitable Life and Annuity Company.
                                       Director, Executive Vice President and General Counsel (since July 2004), MONY Financial
                                       Services, Inc. Director (since January 2007), AXA Distribution Holding Corporation.
                                       Previously, Director of AXA Advisors, LLC.
------------------------------------------------------------------------------------------------------------------------------------
Mary Fernald                           Senior Vice President and Chief Underwriting Officer of AXA Equitable, AXA Equitable
                                       Financial Services, LLC, MONY Life and MONY America (September 2008 to present); Senior
                                       Vice President, Chief Underwriter of Scottish Re (2000 to September 2008).
------------------------------------------------------------------------------------------------------------------------------------

                           FINANCIAL STATEMENTS INDEX

The financial statements of AXA Equitable included in this Statement of Additional Information should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the group annuity contract. They should not be considered as bearing upon the investment experience of the Funds. The financial statements of Separate Account Nos. 3 (Pooled), 4 (Pooled), 10 (Pooled) and 66 reflect applicable fees, charges and other expenses under the Program as in effect during the periods covered, as well as the charges against the accounts made in accordance with the terms of all other contracts participating in the respective separate accounts, if applicable.


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                               Page
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Nos. 13 (Pooled),   Report of Independent Registered Public Accounting Firm...............   FSA-1
10 (Pooled), 4 (Pooled), 3 (Pooled)
and 66 (Pooled)
------------------------------------------------------------------------------------------------------------------------------------
Separate Account No. 13 (Pooled)     Statement of Assets and Liabilities, December 31, 2008................   FSA-2
                                     -----------------------------------------------------------------------------------------------
                                     Statement of Operations for the Year Ended December 31, 2008..........   FSA-3
                                     -----------------------------------------------------------------------------------------------
                                     Statements of Changes in Net Assets for the Years
                                     Ended December 31, 2008 and 2007......................................   FSA-4
                                     -----------------------------------------------------------------------------------------------
                                     Portfolio of Investments, December 31, 2008...........................   FSA-5
------------------------------------------------------------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)     Statement of Assets and Liabilities, December 31, 2008................  FSA-12
                                     -----------------------------------------------------------------------------------------------
                                     Statement of Operations for the Year Ended December 31, 2008..........  FSA-13
                                     -----------------------------------------------------------------------------------------------
                                     Statements of Changes in Net Assets for the Years
                                     Ended December 31, 2008 and 2007......................................  FSA-14
                                     -----------------------------------------------------------------------------------------------
                                     Portfolio of Investments, December 31, 2008...........................  FSA-15
------------------------------------------------------------------------------------------------------------------------------------
Separate Account No. 4 (Pooled)      Statement of Assets and Liabilities, December 31, 2008................  FSA-27
                                     -----------------------------------------------------------------------------------------------
                                     Statement of Operations for the Year Ended December 31, 2008..........  FSA-28
                                     -----------------------------------------------------------------------------------------------
                                     Statements of Changes in Net Assets for the Years
                                     Ended December 31, 2008 and 2007......................................  FSA-29
                                     -----------------------------------------------------------------------------------------------
                                     Portfolio of Investments, December 31, 2008...........................  FSA-30
------------------------------------------------------------------------------------------------------------------------------------
Separate Account No. 3 (Pooled)      Statement of Assets and Liabilities, December 31, 2008................  FSA-32
                                     -----------------------------------------------------------------------------------------------
                                     Statements of Operations for the Year Ended December 31, 2008.........  FSA-33
                                     -----------------------------------------------------------------------------------------------
                                     Statements of Changes in Net Assets for the Years
                                     Ended December 31, 2008 and 2007......................................  FSA-34
                                     -----------------------------------------------------------------------------------------------
                                     Portfolio of Investments, December 31, 2008...........................  FSA-35
------------------------------------------------------------------------------------------------------------------------------------
Separate Account No. 66 (Pooled)     Statements of Assets and Liabilities, December 31, 2008...............  FSA-37
                                     -----------------------------------------------------------------------------------------------
                                     Statements of Operations for the Year Ended December 31, 2008.........  FSA-47
                                     -----------------------------------------------------------------------------------------------
                                     Statements of Changes in Net Assets for the Years
                                     Ended December 31, 2008 and 2007......................................  FSA-57
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Nos. 13 (Pooled),   Notes to Financial Statements.........................................  FSA-70
10 (Pooled), 4 (Pooled), 3 (Pooled)
and 66 (Pooled)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
AXA Equitable Life    Reports of Independent Registered Public Accounting Firm.............................   F-1
Insurance Company     --------------------------------------------------------------------------------------------------------------
                      Consolidated Balance Sheets as of December 31, 2008 and 2007.........................   F-4
                      --------------------------------------------------------------------------------------------------------------
                      Consolidated Statements of Earnings, Years
                      Ended December 31, 2008, 2007 and 2006...............................................   F-5
                      --------------------------------------------------------------------------------------------------------------
                      Consolidated and Comprehensive Income, Years
                      Ended December 31, 2008, 2007 and 2006...............................................   F-6
                      --------------------------------------------------------------------------------------------------------------
                      Consolidated Statements of Cash Flows, Years
                      Ended December 31, 2008, 2007 and 2006...............................................   F-7
                      --------------------------------------------------------------------------------------------------------------
                      Notes to Consolidated Financial Statements...........................................   F-9
------------------------------------------------------------------------------------------------------------------------------------
                      The financial statements of the Funds reflect fees, charges and other expenses of the
                      Separate Accounts applicable to contracts under Members Retirement Program as in effect during the periods covered, as well as the expense charges made in accordance with the terms of all other contracts participating in the respective Funds.
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

             Report of Independent Registered Public Accounting Firm


To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account Nos. 13, 10, 4, 3 and 66 of AXA Equitable Life Insurance Company:


In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled), and each of the variable investment options of 66 of AXA Equitable Life Insurance Company ("AXA Equitable") at December 31, 2008, and the results of each of their operations and the changes in each of their net assets for each of the period indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian, brokers and the underlying funds' transfer agents, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
New York, New York
April 9, 2009

                                     FSA-1

--------------------------------------------------------------------------------
Separate Account No. 13 (Pooled)
of AXA Equitable Life Insurance Company



Statement of Assets and Liabilities
December 31, 2008

-----------------------------------------------------------------------------------
Assets:
Investments (Notes 2 and 3):
 Long-term debt securities - at value (amortized cost: $19,553,271)  .  $18,395,038
Due from AXA Equitable's General Account..............................       92,811
Interest and other receivables........................................      214,029
-----------------------------------------------------------------------------------
Total assets..........................................................   18,701,878
-----------------------------------------------------------------------------------
Liabilities:
Due to custodian......................................................       22,385
Accrued expenses......................................................       15,436
-----------------------------------------------------------------------------------
Total liabilities.....................................................       37,821
-----------------------------------------------------------------------------------
Net Assets Attributable to Contractowners or in Accumulation..........  $18,664,057
===================================================================================


                       Units Outstanding    Unit Values
                      ------------------- --------------
Institutional........        1,911        $ 9,748.92
RIA..................          380             90.68
The accompanying notes are an integral part of these financial statements.

                                     FSA-2

--------------------------------------------------------------------------------
Separate Account No. 13 (Pooled)
of AXA Equitable Life Insurance Company



Statement of Operations
Year Ended December 31, 2008

-----------------------------------------------------------------------------------
Investment Income (Note 2): -- Interest..............................  $    984,339
-----------------------------------------------------------------------------------
Expenses (Note 5):
Operating and expense charges........................................       (13,608)
-----------------------------------------------------------------------------------
Total expenses.......................................................       (13,608)
-----------------------------------------------------------------------------------
Net investment income................................................       970,731
-----------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments (Note 2):
Realized gain from security transactions.............................       836,901
Change in unrealized appreciation/depreciation of investments........    (1,218,892)
-----------------------------------------------------------------------------------
Net realized and unrealized loss on investments......................      (381,991)
-----------------------------------------------------------------------------------
Net Increase in Net Assets Attributable to Operations................  $    588,740
===================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-3

--------------------------------------------------------------------------------
Separate Account No. 13 (Pooled)
of AXA Equitable Life Insurance Company



Statements of Changes in Net Assets

---------------------------------------------------------------------------------------------------------------------
                                                                                            Year Ended December 31,
                                                                                             2008            2007
---------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:
From Operations:
Net investment income..................................................................  $    970,731    $    944,424
Net realized gain on investments.......................................................       836,901         214,925
Change in unrealized appreciation/depreciation of investments..........................    (1,218,892)        161,184
---------------------------------------------------------------------------------------------------------------------
Net increase in net assets attributable to operations..................................       588,740       1,320,533
---------------------------------------------------------------------------------------------------------------------
From Contributions and Withdrawals:
Contributions..........................................................................     5,003,743       8,785,522
Withdrawals............................................................................    (6,728,144)     (8,150,213)
Asset management fees..................................................................       (83,188)        (84,320)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets attributable to contributions and withdrawals....    (1,807,589)        550,989
---------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets......................................................    (1,218,849)      1,871,522
Net Assets Attributable to Contractowners or in Accumulation - Beginning of Year.......    19,882,906      18,011,384
---------------------------------------------------------------------------------------------------------------------
Net Assets Attributable to Contractowners or in Accumulation - End of Year.............  $ 18,664,057    $ 19,882,906
=====================================================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-4

--------------------------------------------------------------------------------
Separate Account No. 13 (Pooled)
of AXA Equitable Life Insurance Company



Portfolio of Investments -- December 31, 2008
--------------------------------------------------------------------------------
                                                Principal
                                                  Amount
                                                   (000)          U.S. $ Value
--------------------------------------------------------------------------------
CORPORATES - INVESTMENT GRADES (d) - 38.7%
Industrial - 18.0%
Basic - 1.8%
Alcoa, Inc.
   6.50%, 6/01/11 ........................   $             45   $         42,947
BHP Billiton Finance USA Ltd.
   7.25%, 3/01/16 ........................                  8              8,095
Celulosa Arauco Y Constitucion
   8.625%, 8/15/10 .......................                 14             14,544
The Dow Chemical Co.
   5.97%, 1/15/09 ........................                 50             50,019
International Paper Co.
   4.25%, 1/15/09 ........................                 50             49,983
   5.85%, 10/30/12 .......................                 15             12,945
Ispat Inland ULC
   9.75%, 4/01/14 ........................                 10              8,559
Lubrizol Corp.
   4.625%, 10/01/09 ......................                 15             14,734
Packaging Corp. of America
   5.75%, 8/01/13 ........................                 45             39,830
PPG Industries, Inc.
   5.75%, 3/15/13 ........................                 40             39,557
United States Steel Corp.
   5.65%, 6/01/13 ........................                 25             18,699
Weyerhaeuser Co.
   6.75%, 3/15/12 ........................                 45             40,282
                                                                ----------------
                                                                         340,194
                                                                ----------------
Capital Goods - 2.6%
Caterpillar Financial Services
   4.50%, 6/15/09 ........................                 26             25,924
CRH America, Inc.
   5.625%, 9/30/11 .......................                 49             38,239
Fisher Scientific International, Inc.
   6.125%, 7/01/15 .......................                 55             48,469
Hutchison Whampoa International Ltd
   6.50%, 2/13/13 ........................                 60             58,842
Illinois Tool Works, Inc.
   5.75%, 3/01/09 ........................                 21             21,127
Lafarge SA
   6.50%, 7/15/16 ........................                 15             10,121
Masco Corp.
   4.80%, 6/15/15 ........................                 65             43,939
   5.875%, 7/15/12 .......................                 60             49,200
Mohawk Industries, Inc.
   6.125%, 1/15/16 .......................                 60             45,451
Tyco International Finance SA
   6.00%, 11/15/13 .......................                 25             23,458
Vulcan Materials Co.
   5.60%, 11/30/12 .......................                 40             34,579
Waste Management, Inc.
   6.875%, 5/15/09 .......................                 80             79,629
                                                                ----------------
                                                                         478,978
                                                                ----------------
Communications - Media - 2.9%
British Sky Broadcasting Group PLC
   6.875%, 2/23/09 .......................                 50             50,229
BSKYB Finance UK PLC
   5.625%, 10/15/15 ......................                 55             46,295
CBS Corp.
   5.625%, 8/15/12 .......................                 10              8,230
   6.625%, 5/15/11 .......................                 63             55,830
Comcast Cable Communications, Inc.
   6.875%, 6/15/09 .......................                 60             60,281
Comcast Corp.
   5.50%, 3/15/11 ........................                120            117,461
Gannett Co., Inc.
   6.375%, 4/01/12 .......................                 50             34,985
Historic TW, Inc.
   9.125%, 1/15/13 .......................                 43             42,613
RR Donnelley & Sons Co.
   3.75%, 4/01/09 ........................                 50             49,053
   4.95%, 4/01/14 ........................                 15             11,370
Turner Broadcasting System, Inc.
   8.375%, 7/01/13 .......................                 41             39,987
WPP Finance Corp.
   5.875%, 6/15/14 .......................                 25             26,274
                                                                ----------------
                                                                         542,608
                                                                ----------------
Communications - Telecommunications - 3.7%
America Movil SAB de CV
   4.125%, 3/01/09 .......................                 50             50,218
British Telecommunications PLC
   8.625%, 12/15/10 ......................                 85             87,439
Embarq Corp.
   6.738%, 6/01/13 .......................                  5              4,225
   7.082%, 6/01/16 .......................                 65             50,050
New Cingular Wireless Services, Inc.
   7.875%, 3/01/11 .......................                 60             62,115
Qwest Corp.
   7.50%, 10/01/14 .......................                 60             49,800
   8.875%, 3/15/12 .......................                 35             32,375
Telecom Italia Capital SA
   4.00%, 1/15/10 ........................                 90             82,800
   5.25%, 11/15/13 .......................                115             87,687
Verizon Communications, Inc.
   4.90%, 9/15/15 ........................                 15             14,100
   5.25%, 4/15/13 ........................                 35             35,134

                                      FSA-5

--------------------------------------------------------------------------------
Separate Account No. 13 (Pooled)
of AXA Equitable Life Insurance Company



Portfolio of Investments -- December 31, 2008 (Continued)
--------------------------------------------------------------------------------
                                                Principal
                                                 Amount
                                                  (000)          U.S. $ Value
--------------------------------------------------------------------------------
Verizon New Jersey, Inc.
   Series A
   5.875%, 1/17/12 .......................   $             30   $         29,534
Vodafone Group PLC
   5.00%, 12/16/13 .......................                 20             19,239
   5.50%, 6/15/11 ........................                 35             34,883
   5.75%, 3/15/16 ........................                 60             57,275
                                                                ----------------
                                                                         696,874
                                                                ----------------
Consumer Cyclical - Automotive - 0.5%
Daimler Finance North America LLC
   7.20%, 9/01/09 ........................                 50             48,512
   8.00%, 6/15/10 ........................                 50             47,044
                                                                ----------------
                                                                          95,556
                                                                ----------------
Consumer Cyclical - Other - 0.5%
Starwood Hotels & Resorts Worldwide, Inc.
   7.375%, 11/15/15 ......................                 47             28,200
   7.875%, 5/01/12 .......................                 18             13,410
Toll Brothers Finance Corp.
   5.15%, 5/15/15 ........................                 10              7,184
   6.875%, 11/15/12 ......................                 60             50,242
                                                                ----------------
                                                                          99,036
                                                                ----------------
Consumer Cyclical - Retailers - 0.5%
JC Penney Corp. Inc.
   7.95%, 4/01/17 ........................                 55             41,943
Target Corp.
   6.35%, 1/15/11 ........................                 47             48,056
                                                                ----------------
                                                                          89,999
                                                                ----------------
Consumer Non-Cyclical - 2.7%
Abbott Laboratories
   3.50%, 2/17/09 ........................                 55             55,101
Bunge Ltd. Finance Corp.
   5.10%, 7/15/15 ........................                 26             18,913
Cadbury Schweppes US Finance LLC
   5.125%, 10/01/13 ......................                 45             42,246
ConAgra Foods, Inc.
   7.875%, 9/15/10 .......................                 19             19,660
Coventry Health Care, Inc.
   5.95%, 3/15/17 ........................                 30             15,640
Fisher Scientific International, Inc.
   6.75%, 8/15/14 ........................                 11             10,395
Fortune Brands, Inc.
   5.375%, 1/15/16 .......................                 65             54,292
Kraft Foods, Inc.
   4.125%, 11/12/09 ......................                 85             85,130
Reynolds American, Inc.
   7.25%, 6/01/13 ........................                 40             35,904
   7.625%, 6/01/16 .......................                 55             45,805
Safeway, Inc.
   5.80%, 8/15/12 ........................                 65             64,621
   6.50%, 3/01/11 ........................                 10             10,030
Wyeth
   5.50%, 2/01/14 ........................                 36             36,568
                                                                ----------------
                                                                         494,305
                                                                ----------------
Energy - 1.4%
Canadian Natural Resources Ltd.
   5.15%, 2/01/13 ........................                 15             13,903
Conoco Funding Co.
   6.35%, 10/15/11 .......................                 75             78,903
Hess Corp.
   6.65%, 8/15/11 ........................                 60             59,976
Valero Energy Corp.
   6.875%, 4/15/12 .......................                 85             85,478
Weatherford International Ltd.
   5.15%, 3/15/13 ........................                 20             17,611
   6.00%, 3/15/18 ........................                 10              8,398
                                                                ----------------
                                                                         264,269
                                                                ----------------
Technology - 1.4%
Cisco Systems, Inc.
   5.25%, 2/22/11 ........................                 15             15,572
Computer Sciences Corp.
   5.50%, 3/15/13 ........................                 25             22,397
Electronic Data Systems Corp.
   Series B
   6.00%, 8/01/13 ........................                 55             56,992
International Business Machines Corp.
   4.375%, 6/01/09 .......................                 15             15,054
Motorola, Inc.
   7.625%, 11/15/10 ......................                  7              6,204
Oracle Corp.
   5.25%, 1/15/16 ........................                 70             71,268
Xerox Corp.
   7.625%, 6/15/13 .......................                 50             41,730
   9.75%, 1/15/09 ........................                 35             34,965
                                                                ----------------
                                                                         264,182
                                                                ----------------
                                                                       3,366,001
                                                                ----------------
Financial Institutions - 17.5%
Banking - 10.8%
Bank of America Corp.
   4.50%, 8/01/10 ........................                145            144,950
   7.40%, 1/15/11 ........................                 21             21,501
BB&T Corp.
   6.50%, 8/01/11 ........................                 50             50,609
Bear Stearns Co., Inc.
   5.30%, 10/30/15 .......................                 65             62,536
   5.55%, 1/22/17 ........................                 65             61,879

                                      FSA-6

--------------------------------------------------------------------------------
Separate Account No. 13 (Pooled)
of AXA Equitable Life Insurance Company



Portfolio of Investments -- December 31, 2008 (Continued)
--------------------------------------------------------------------------------
                                                Principal
                                                 Amount
                                                  (000)          U.S. $ Value
--------------------------------------------------------------------------------
Capital One Bank
   6.50%, 6/13/13 ........................   $             40   $         35,644
Capital One Financial Corp.
   4.80%, 2/21/12 ........................                 35             31,317
   5.50%, 6/01/15 ........................                 11              9,598
   6.75%, 9/15/17 ........................                 14             13,560
Citigroup, Inc.
   2.326%, 6/09/09 (a) ...................                 25             24,407
   4.625%, 8/03/10 .......................                100             98,351
   5.00%, 9/15/14 ........................                 81             71,246
   6.50%, 1/18/11 - 8/19/13 ..............                 87             87,570
Comerica, Inc.
   4.80%, 5/01/15 ........................                 55             42,111
Countrywide Financial Corp.
   Series MTN
   5.80%, 6/07/12 ........................                 12             11,696
Countrywide Home Loans, Inc.
   Series MTNL
   4.00%, 3/22/11 ........................                 77             73,304
Credit Suisse USA, Inc.
   3.875%, 1/15/09 .......................                 55             54,993
Deutsche Bank Financial LLC
   5.375%, 3/02/15 .......................                 55             49,615
The Goldman Sachs Group, Inc.
   4.75%, 7/15/13 ........................                120            107,838
   5.625%, 1/15/17 .......................                 65             55,840
JP Morgan Chase & Co.
   4.75%, 5/01/13 ........................                 50             49,338
   6.75%, 2/01/11 ........................                155            158,902
Marshall & Ilsley Corp.
   4.375%, 8/01/09 .......................                 49             48,120
   5.626%, 8/17/09 .......................                 49             46,098
Merrill Lynch & Co., Inc.
   5.77%, 7/25/11 ........................                 47             46,442
Morgan Stanley
   5.30%, 3/01/13 ........................                 55             49,879
   6.75%, 4/15/11 ........................                 47             46,245
Regions Financial Corp.
   7.00%, 3/01/11 ........................                 35             34,032
Royal Bank of Scotland Group PLC
   5.00%, 10/01/14 .......................                 55             47,145
   6.40%, 4/01/09 ........................                 31             31,044
UFJ Finance Aruba AEC
   6.75%, 7/15/13 ........................                150            146,610
Union Planters Corp.
   7.75%, 3/01/11 ........................                 34             32,560
US Bancorp
   5.30%, 4/28/09 ........................                 45             45,140
Wachovia Corp.
   5.35%, 3/15/11 ........................                 40             38,168
Wells Fargo & Co.
   3.125%, 4/01/09 .......................                 49             49,082
   4.20%, 1/15/10 ........................                 25             25,078
Zions Banc Corp.
   5.50%, 11/16/15 .......................                 20             14,144
                                                                ----------------
                                                                       2,016,592
                                                                ----------------
Brokerage - 0.6%
Ameriprise Financial, Inc.
   5.65%, 11/15/15 .......................                 20             16,486
Merrill Lynch & Co., Inc.
   4.79%, 8/04/10 ........................                 55             53,473
   Series MTNC
   4.125%, 1/15/09 .......................                 50             49,978
                                                                ----------------
                                                                         119,937
                                                                ----------------
Finance - 3.2%
American Express Co.
   4.75%, 6/17/09 ........................                 23             22,881
American General Finance Corp.
   4.625%, 5/15/09 .......................                105             90,056
   5.85%, 6/01/13 ........................                 50             18,991
CIT Group, Inc.
   5.65%, 2/13/17 ........................                 65             45,198
   5.85%, 9/15/16 ........................                 60             42,248
General Electric Capital Corp.
   4.00%, 2/17/09 ........................                105            105,026
   4.80%, 5/01/13 ........................                 50             49,194
HSBC Finance Corp.
   5.90%, 6/19/12 ........................                100             99,886
   7.00%, 5/15/12 ........................                 60             60,091
SLM Corp.
   Series MTNA
   4.50%, 7/26/10 ........................                 75             65,090
                                                                ----------------
                                                                         598,661
                                                                ----------------
Insurance - 2.4%
Aegon NV
   4.75%, 6/01/13 ........................                 10              8,540
Aflac, Inc.
   6.50%, 4/15/09 ........................                 50             50,036
American International Group, Inc.
   4.25%, 5/15/13 ........................                 30             22,110
Assurant, Inc.
   5.625%, 2/15/14 .......................                 30             22,799
Berkshire Hathaway Finance Corp.
   4.20%, 12/15/10 .......................                 45             45,647

                                      FSA-7

--------------------------------------------------------------------------------
Separate Account No. 13 (Pooled)
of AXA Equitable Life Insurance Company



Portfolio of Investments -- December 31, 2008 (Continued)
--------------------------------------------------------------------------------
                                                Principal
                                                 Amount
                                                  (000)          U.S. $ Value
--------------------------------------------------------------------------------
Genworth Financial, Inc.
   4.75%, 6/15/09 ........................   $             48   $         47,158
   5.231%, 5/16/09 .......................                 17             16,652
Liberty Mutual Group, Inc.
   5.75%, 3/15/14 ........................                 30             19,393
MetLife, Inc.
   5.375%, 12/15/12 ......................                 15             14,134
Prudential Financial, Inc.
   Series MTND
   5.15%, 1/15/13 ........................                 35             28,429
The Travelers Cos, Inc.
   5.50%, 12/01/15 .......................                 30             28,747
UnitedHealth Group, Inc.
   4.125%, 8/15/09 .......................                 18             17,720
   5.25%, 3/15/11 ........................                 50             47,013
WellPoint, Inc.
   4.25%, 12/15/09 .......................                 55             52,892
XL Capital Ltd.
   5.25%, 9/15/14 ........................                 55             30,544
                                                                ----------------
                                                                         451,814
                                                                ----------------
REITS - 0.5%
Nationwide Health Properties, Inc.
   6.50%, 7/15/11 ........................                 15             13,616
Simon Property Group LP
   5.00%, 3/01/12 ........................                 45             35,554
   5.625%, 8/15/14 .......................                 55             36,684
                                                                ----------------
                                                                          85,854
                                                                ----------------
                                                                       3,272,858
                                                                ----------------
Utility - 3.2%
Electric - 2.6%
Carolina Power & Light Co.
   6.50%, 7/15/12 ........................                 95             93,545
Exelon Corp.
   6.75%, 5/01/11 ........................                 35             34,159
FirstEnergy Corp.
   Series B
   6.45%, 11/15/11 .......................                 75             70,894
MidAmerican Energy Holdings Co.
   5.875%, 10/01/12 ......................                 35             34,913
Nisource Finance Corp.
   7.875%, 11/15/10 ......................                 55             50,330
Pacific Gas & Electric Co.
   4.80%, 3/01/14 ........................                 65             63,833
Progress Energy, Inc.
   7.10%, 3/01/11 ........................                 21             20,814
PSEG Power LLC
   7.75%, 4/15/11 ........................                 45             44,948
Public Service Company of Colorado
   Series 10
   7.875%, 10/01/12 ......................                 30             31,550
SPI Electricity & Gas Australia Holdings
Pty Ltd.
   6.15%, 11/15/13 .......................                 30             30,063
                                                                ----------------
                                                                         475,049
                                                                ----------------
Natural Gas - 0.6%
Duke Energy Field Services Corp.
   7.875%, 8/16/10 .......................                 15             14,747
Energy Transfer Partners
   5.65%, 8/01/12 ........................                 60             53,567
Enterprise Products Operating LP
   Series B
   5.60%, 10/15/14 .......................                 35             29,695
Williams Cos, Inc.
   8.125%, 3/15/12 .......................                 18             16,583
                                                                ----------------
                                                                         114,592
                                                                ----------------
                                                                         589,641
                                                                ----------------
Total Corporates - Investment
    Grades ...............................                             7,228,500
                                                                ----------------
AGENCIES - 24.7%
Agency Debentures - 24.7%
Federal Home Loan Bank
   5.00%, 11/17/17 .......................                880          1,008,919
Federal Home Loan Mortgage Corp.
   5.125%, 11/17/17 ......................                150            173,798
Federal National Mortgage Association
   3.25%, 4/09/13 ........................              2,380          2,479,960
   5.375%, 6/12/17 .......................                800            934,653
   Series 2004
   4.625%, 10/15/14 ......................                 15             16,655
                                                                ----------------
Total Agencies ...........................                             4,613,985
                                                                ----------------
GOVERNMENTS - TREASURIES - 11.4%
Treasuries - 11.4%
U.S. Treasury Notes
   3.625%, 12/31/12 ......................                589            648,453
   4.25%, 11/15/17 .......................              1,275          1,485,276
                                                                ----------------
Total Governments - Treasuries ...........                             2,133,729
                                                                ----------------
COMMERCIAL MORTGAGE-BACKED SECURITIES -
10.0%
Non-Agency Fixed Rate CMBS - 10.0%
Banc of America Commercial Mortgage, Inc.
   Series 2001-PB1, Class A2
   5.787%, 5/11/35 .......................                 59             56,826
   Series 2004-6, Class A2
   4.161%, 12/10/42 ......................                 97             94,251
   Series 2007-5, Class A4
   5.492%, 2/10/51 .......................                120             87,799

                                      FSA-8

--------------------------------------------------------------------------------
Separate Account No. 13 (Pooled)
of AXA Equitable Life Insurance Company



Portfolio of Investments -- December 31, 2008 (Continued)
--------------------------------------------------------------------------------
                                                Principal
                                                 Amount
                                                  (000)          U.S. $ Value
--------------------------------------------------------------------------------
Citigroup Commercial Mortgage Trust
   Series 2004-C1, Class A4
   5.358%, 4/15/40 .......................   $            165   $        143,004
Credit Suisse First Boston Mortgage
Securities Corp.
   Series 2003-CK2, Class A2
   3.861%, 3/15/36 .......................                  6              6,108
   Series 2004-C1, Class A4
   4.75%, 1/15/37 ........................                 60             51,595
Credit Suisse Mortgage Capital Certificates
   Series 2006-C3, Class A3
   5.826%, 6/15/38 .......................                 90             72,751
   Series 2006-C5, Class A3
   5.311%, 12/15/39 ......................                 50             38,796
Greenwich Capital Commercial Funding Corp.
   Series 2003-C1, Class A4
   4.111%, 7/05/35 .......................                 90             78,195
GS Mortgage Securities Corp. II
   Series 2001-ROCK, Class C
   6.878%, 5/03/18 .......................                370            384,545
   Series 2004-GG2, Class A6
   5.396%, 8/10/38 .......................                 90             73,954
JP Morgan Chase Commercial Mortgage
Securities Corp.
   Series 2004-C1, Class A2
   4.302%, 1/15/38 .......................                 80             73,629
   Series 2005-LDP5, Class A2
   5.198%, 12/15/44 ......................                 85             76,129
   Series 2006-CB15, Class A4
   5.814%, 6/12/43 .......................                 90             69,244
   Series 2006-CB17, Class A4
   5.429%, 12/12/43 ......................                 95             72,106
   Series 2007-C1, Class A4
   5.716%, 2/15/51 .......................                120             83,815
   Series 2007-LD11, Class A4
   5.819%, 6/15/49 .......................                 60             42,374
LB-UBS Commercial Mortgage Trust
   Series 2003-C3, Class A4
   4.166%, 5/15/32 .......................                110             94,238
   Series 2004-C4, Class A4
   5.226%, 6/15/29 .......................                 35             29,555
   Series 2006-C6, Class A4
   5.372%, 9/15/39 .......................                110             86,296
Wachovia Bank Commercial Mortgage Trust
   Series 2007-C31, Class A4
   5.509%, 4/15/47 .......................                 95             68,374
   Series 2007-C32, Class A3
   5.741%, 6/15/49 .......................                120             87,930
                                                                ----------------
Total Commercial Mortgage-Backed
    Securities ...........................                             1,871,514
                                                                ----------------
INFLATION-LINKED SECURITIES - 4.3%
Inflation-Linked Securities - 4.3%
U.S. Treasury Note
   2.00%, 4/15/12 (TIPS) .................                170            176,930
U.S. Treasury Notes
   2.375%, 4/15/11 (TIPS) ................                305            325,018
   3.00%, 7/15/12 (TIPS) .................                250            295,131
                                                                ----------------
Total Inflation-Linked Securities ........                               797,079
                                                                ----------------
ASSET-BACKED SECURITIES - 3.2%
Credit Cards - Fixed Rate - 1.6%
Citibank Credit Card Issuance Trust
   Series 2006-A2, Class A2
   4.85%, 2/10/11 ........................                300            299,854
                                                                ----------------
Home Equity Loans - Floating Rate - 1.1%
Credit-Based Asset Servicing and
Securitization LLC.
   Series 2003-CB1, Class AF
   3.95%, 1/25/33 (b) ....................                 58             53,967
Household Home Equity Loan Trust
   Series 2007-2, Class M1
   Zero Coupon, 7/20/36 (a) ..............                 80             20,346
   Series 2007-2, Class M2
   0.878%, 7/20/36 (a) ...................                 80             17,456
Indymac Residential Asset Backed Trust
   Series 2006-D, Class 2A2
   0.581%, 11/25/36 (a) ..................                135            110,109
RAAC Series
   Series 2006-SP3, Class A1
   0.551%, 8/25/36 (a) ...................                 12             11,546
                                                                ----------------
                                                                         213,424
                                                                ----------------
Other ABS - Fixed Rate - 0.3%
College & University Facility Loan Trust
   Series 1988-2, Class D
   4.00%, 6/01/18 ........................                 59             49,966
                                                                ----------------
Home Equity Loans - Fixed Rate - 0.2%
Citifinancial Mortgage Securities, Inc.
   Series 2003-1, Class AFPT
   3.36%, 1/25/33 ........................                 26             17,056
Home Equity Mortgage Trust
   Series 2005-4, Class A3
   4.742%, 1/25/36 .......................                  9              8,587
Residential Funding Mortgage Securities II,
Inc.
   Series 2005-HI2, Class A3
   4.46%, 5/25/35 ........................                  6              6,157
                                                                ----------------
                                                                          31,800
                                                                ----------------
Total Asset-Backed Securities ............                               595,044
                                                                ----------------

                                      FSA-9

--------------------------------------------------------------------------------
Separate Account No. 13 (Pooled)
of AXA Equitable Life Insurance Company



Portfolio of Investments -- December 31, 2008 (Continued)
--------------------------------------------------------------------------------
                                                Principal
                                                 Amount
                                                  (000)          U.S. $ Value
--------------------------------------------------------------------------------
CMOS - 2.2%
Non-Agency ARMS - 1.9%
Bear Stearns Alt-A Trust
   Series 2006-1, Class 22A1
   5.319%, 2/25/36 (c) ...................   $             76   $         36,313
   Series 2007-1, Class 21A1
   5.697%, 1/25/47 (c) ...................                 53             24,820
Citigroup Mortgage Loan Trust, Inc.
   Series 2005-2, Class 1A4
   5.117%, 5/25/35 (c) ...................                 96             62,667
   Series 2006-AR1, Class 3A1
   5.50%, 3/25/36 (a) ....................                109             61,000
Deutsche Mortgage Securities, Inc.
   Series 2005-WF1, Class 1A1
   5.098%, 6/26/35 .......................                 36             31,776
Indymac INDA Mortgage Loan Trust
   Series 2006-AR2, Class 1A1
   5.929%, 9/25/36 (c) ...................                100             42,336
Indymac Index Mortgage Loan Trust
   Series 2006-AR7, Class 4A1
   6.143%, 5/25/36 (c) ...................                 46             21,208
JP Morgan Alternative Loan Trust
   Series 2006-A4, Class A1
   5.95%, 9/25/36 (c) ....................                 75             48,452
Residential Funding Mortgage Securities,
Inc.
   Series 2005-SA3, Class 3A
   5.239%, 8/25/35 (c) ...................                 61             36,092
                                                                ----------------
                                                                         364,664
                                                                ----------------
Non-Agency Floating Rate - 0.3%
Countrywide Alternative Loan Trust
   Series 2006-OA14, Class 3A1
   3.106%, 11/25/46 (a) ..................                117             40,902
WaMu Mortgage Pass Through Certificates
   Series 2005-AR13, Class B1
   1.071%, 10/25/45 (a) ..................                 36              3,876
   Series 2005-AR13, Class B2
   1.101%, 10/25/45 (a) ..................                 36              2,940
                                                                ----------------
                                                                          47,718
                                                                ----------------
Total CMOs ...............................                               412,382
                                                                ----------------
MORTGAGE PASS-THRU'S - 1.6%
Agency Fixed Rate 30-Year - 1.6%
Federal Gold Loan Mortgage Corp.
   Series 2007
   7.00%, 2/01/37 ........................                154            160,481
   Series 2008
   6.50%, 5/01/35 ........................                 85             88,964
Federal National Mortgage Association
   Series 2007
   6.50%, 12/01/37 .......................                 41             42,578
                                                                ----------------
Total Mortgage Pass-Thru's ...............                               292,023
                                                                ----------------
GOVERNMENTS - SOVEREIGN BONDS - 1.3%
Governments - Sovereign Bonds - 1.3%
Peru - 0.6%
Republic of Peru
   8.375%, 5/03/16 .......................                 15             16,162
   9.875%, 2/06/15 .......................                 75             86,250
                                                                ----------------
                                                                         102,412
                                                                ----------------
Russia - 0.7%
Russian Ministry of Finance
   Series VII
   3.00%, 5/14/11 ........................                140            133,429
                                                                ----------------
Total Governments - Sovereign
    Bonds ................................                               235,841
                                                                ----------------
QUASI-SOVEREIGNS - 1.1%
Quasi-Sovereign Bonds - 1.1%
Russia - 1.1%
Gaz Capital SA
   6.212%, 11/22/16 ......................                120             77,968
RSHB Capital SA for OJSC Russian Agricultural Bank
   7.75%, 5/29/18 ........................                200            129,000
                                                                ----------------
Total Quasi-Sovereigns ...................                               206,968
                                                                ----------------
CORPORATES - NON-INVESTMENT GRADES (d) - 0.1%
Industrial - 0.1%
Basic - 0.1%
Stora Enso Oyj
   7.375%, 5/15/11 .......................                 10              7,973
                                                                ----------------
Total Investments - 98.6%
   (amortized cost $19,553,271) ..........                            18,395,038
Other assets less liabilities - 1.4% .....                               269,019
                                                                ----------------
Net Assets - 100.0% ......................                      $     18,664,057
                                                                ================



                                     FSA-10

--------------------------------------------------------------------------------
Separate Account No. 13 (Pooled)
of AXA Equitable Life Insurance Company



Portfolio of Investments -- December 31, 2008 (Concluded)

(a) Floating Rate Security. Stated interest rate was in effect at December 31, 2008.
(b) Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2008.
(c)  Variable rate coupon, rate shown as of December 31, 2008.
(d)  Unaudited, as to Investment grade determination.

     Glossary:
     TIPS - Treasury Inflation Protected Security

     The accompanying notes are an integral part of these financial statements.

                                     FSA-11

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
of AXA Equitable Life Insurance Company

Statement of Assets and Liabilities
December 31, 2008

----------------------------------------------------------------------------------------
Assets:
Investments (Notes 2 and 3):
 Common stocks -- at value (cost: $30,285,789).............................  $20,842,176
 Long-term debt securities -- at value (amortized cost: $13,820,859).......   12,212,699
 Short-term debt securities -- at value (amortized cost: $1,142,176)  .        1,142,176
Due from AXA Equitable's General Account...................................      116,051
Receivable for investment securities sold..................................       98,409
Interest and dividends receivable..........................................      206,817
----------------------------------------------------------------------------------------
Total assets...............................................................   34,618,328
----------------------------------------------------------------------------------------
Liabilities:
Due to custodian...........................................................       50,966
Payable for investment securities purchased................................       94,363
Accrued expenses...........................................................       84,699
----------------------------------------------------------------------------------------
Total liabilities..........................................................      230,028
----------------------------------------------------------------------------------------
Net Assets Attributable to Contractowners or in Accumulation...............  $34,388,300
========================================================================================


                       Units Outstanding    Unit Values
                      ------------------- ---------------
Institutional........                 377 $     16,714.08
RIA..................              33,381          156.08
MRP..................             598,974           37.35
EPP..................               3,830          161.90
The accompanying notes are an integral part of these financial statements.

                                     FSA-12

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
of AXA Equitable Life Insurance Company

Statement of Operations
Year Ended December 31, 2008

---------------------------------------------------------------------------------------------------------
Investment Income (Note 2):
Dividends (net of foreign taxes withheld of $52,379)  .                                     $     859,521
Interest..................................................................................      1,070,749
---------------------------------------------------------------------------------------------------------
Total investment income...................................................................      1,930,270
---------------------------------------------------------------------------------------------------------
Expenses (Note 5):
Investment management fees................................................................       (155,346)
Operating and expense charges.............................................................       (447,498)
---------------------------------------------------------------------------------------------------------
Total expenses............................................................................       (602,844)
---------------------------------------------------------------------------------------------------------
Net investment income.....................................................................      1,327,426
---------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments (Note 2):
Realized loss from security and foreign currency transactions.............................     (3,305,997)
Change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and
liabilities...............................................................................    (14,741,359)
---------------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments...........................................    (18,047,356)
---------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Attributable to Operations.....................................  $  16,719,930
=========================================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-13

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
of AXA Equitable Life Insurance Company

Statements of Changes in Net Assets

----------------------------------------------------------------------------------------------------------------------
                                                                                             Year Ended December 31,
                                                                                               2008            2007
----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:
From Operations:
Net investment income...................................................................  $   1,327,426   $  1,204,344
Net realized gain (loss) on investments and foreign currency transactions...............     (3,305,997)     7,029,223
Change in unrealized appreciation/depreciation of investments and foreign currency
denominated assets and liabilities......................................................    (14,741,359)    (5,584,838)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets attributable to operations........................    (16,719,930)     2,648,729
----------------------------------------------------------------------------------------------------------------------
From Contributions and Withdrawals:
Contributions...........................................................................      5,370,448      6,236,866
Withdrawals.............................................................................    (11,912,160)    (9,570,410)
Asset management fees...................................................................        (55,141)       (60,223)
Administrative fees.....................................................................         (7,905)        (8,909)
----------------------------------------------------------------------------------------------------------------------
Net decrease in net assets attributable to contributions and withdrawals................     (6,604,758)    (3,402,676)
----------------------------------------------------------------------------------------------------------------------
Decrease in Net Assets..................................................................    (23,324,688)      (753,947)
Net Assets Attributable to Contractowners or in Accumulation -- Beginning of Year.......     57,712,988     58,466,935
----------------------------------------------------------------------------------------------------------------------
Net Assets Attributable to Contractowners or in Accumulation -- End of Year.............  $  34,388,300   $ 57,712,988
======================================================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-14

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2008
--------------------------------------------------------------------------------
Company                                          Shares         U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 60.6%
Financials - 11.1%
Capital Markets - 2.6%
3i Group PLC .............................              3,800   $         14,874
Bank of New York Mellon Corp. ............              1,400             39,662
Credit Suisse Group AG ...................              6,043            161,813
Deutsche Bank AG .........................              4,050            162,603
Franklin Resources, Inc. .................                700             44,646
The Goldman Sachs Group, Inc. ............              1,200            101,268
Janus Capital Group, Inc. ................              2,700             21,681
Legg Mason, Inc. .........................                800             17,528
Macquarie Group Ltd. .....................              1,355             27,217
Man Group PLC ............................              9,200             31,283
Merrill Lynch & Co., Inc. ................             13,700            159,468
Morgan Stanley ...........................              5,400             86,616
Nomura Holdings, Inc. ....................              2,300             18,496
UBS AG (Swiss Virt-X) (a) ................              1,666             23,229
                                                                ----------------
                                                                         910,384
                                                                ----------------
Commercial Banks - 3.6%
Australia & New Zealand Banking
    Group Ltd. ...........................              4,900             52,235
Banco Bilbao Vizcaya Argentaria
    SA ...................................              3,700             44,540
Banco Santander Central Hispano
    SA ...................................              7,700             72,248
Bank of Nova Scotia ......................              1,400             37,776
Barclays PLC .............................             21,600             47,515
BNP Paribas SA ...........................              1,235             51,930
Canadian Imperial Bank of
    Commerce/Canada ......................              1,100             45,524
Credit Agricole SA .......................              3,464             38,521
Fifth Third Bancorp ......................              5,000             41,300
HSBC Holdings PLC ........................             15,900            151,392
Intesa Sanpaolo SpA ......................             23,000             81,127
Keycorp ..................................              1,400             11,928
Lloyds TSB Group PLC .....................             21,600             39,130
Mitsubishi UFJ Financial Group, Inc. .....              8,500             51,478
National Australia Bank Ltd. .............              4,800             69,843
National Bank of Greece SA ...............              1,144             20,991
Nordea Bank AB ...........................              3,900             26,977
Royal Bank of Canada .....................              1,700             49,712
Royal Bank of Scotland Group PLC
    (Euronext Amsterdam) (a) .............              1,620              1,081
Royal Bank of Scotland Group PLC
    (London Virt-X) ......................             17,636             12,500
Societe Generale-Class A .................              1,800             90,075
Sumitomo Mitsui Financial Group,
    Inc. .................................                 15             62,217
SunTrust Banks, Inc. .....................                400             11,816
Toronto-Dominion Bank ....................              1,200             42,236
UniCredito Italiano SpA ..................             11,374             27,589
Westpac Banking Corp. ....................              3,900             46,143
                                                                ----------------
                                                                       1,227,824
                                                                ----------------
Consumer Finance - 0.0%
Capital One Financial Corp. ..............                500             15,945
                                                                ----------------
Diversified Financial Services - 1.8%
Bank of America Corp. ....................             10,348            145,700
CME Group, Inc.-Class A ..................                400             83,244
ING Group ................................              4,700             47,889
JP Morgan Chase & Co. ....................              7,933            250,127
NYSE Euronext ............................                900             24,642
SNS Reaal ................................             12,800             69,747
                                                                ----------------
                                                                         621,349
                                                                ----------------
Insurance - 2.9%
ACE Ltd. .................................                900             47,628
Allianz SE ...............................              1,100            114,526
Allstate Corp. ...........................              1,900             62,244
Aviva PLC ................................              3,100             17,427
Catlin Group Ltd. ........................              6,700             41,855
Fairfax Financial Holdings Ltd. ..........                200             63,184
Fondiaria-Sai SpA (saving shares) ........              1,900             21,921
Genworth Financial, Inc.-Class A .........              5,400             15,282
Hartford Financial Services Group,
    Inc. .................................              3,800             62,396
ING Canada, Inc. .........................              1,100             34,771
Manulife Financial Corp. .................              2,100             35,383
MetLife, Inc. ............................              1,700             59,262
Muenchener Rueckversicherungs
    AG ...................................                800            121,824
Prudential PLC ...........................              5,300             31,680
QBE Insurance Group Ltd. .................              3,746             67,408
RSA Insurance Group PLC ..................             26,500             52,998
Sun Life Financial, Inc. .................              2,000             46,075
The Travelers Co., Inc. ..................              1,654             74,761
XL Capital Ltd.-Class A ..................              5,600             20,720
                                                                ----------------
                                                                         991,345
                                                                ----------------
Real Estate Management & Development - 0.2%
Mitsui Fudosan Co., Ltd. .................              4,000             64,468
                                                                ----------------
                                                                       3,831,315
                                                                ----------------
Energy - 8.1%
Energy Equipment & Services - 0.7%
Baker Hughes, Inc. .......................                800             25,656
Cameron International Corp. (a) ..........              2,100             43,050
Halliburton Co. ..........................              1,900             34,542
National Oilwell Varco, Inc. (a) .........              1,100             26,884
Schlumberger Ltd. ........................              1,900             80,427
Technip SA ...............................              1,200             36,380
                                                                ----------------
                                                                         246,939
                                                                ----------------
Oil, Gas & Consumable Fuels - 7.4%
Addax Petroleum Corp. ....................              1,700             29,043

                                     FSA-15

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2008 (Continued)
--------------------------------------------------------------------------------
Company                                           Shares         U.S. $ Value
--------------------------------------------------------------------------------
Apache Corp. .............................              1,400   $        104,342
BG Group PLC .............................              8,900            122,457
BP PLC ...................................             29,500            222,990
BP PLC (Sponsored) (ADR) .................              2,000             93,480
Chevron Corp. ............................              3,200            236,704
ConocoPhillips ...........................              3,500            181,300
Devon Energy Corp. .......................                800             52,568
EnCana Corp. .............................                875             40,373
ENI SpA ..................................              4,794            111,554
EOG Resources, Inc. ......................                800             53,264
Exxon Mobil Corp. ........................              6,812            543,802
Nexen, Inc. ..............................              1,600             27,801
Noble Energy, Inc. .......................                600             29,532
Occidental Petroleum Corp. ...............                900             53,991
OMV AG ...................................                700             18,215
Petro-Canada .............................              1,600             34,631
Royal Dutch Shell PLC-Class B ............              1,700             42,162
Royal Dutch Shell PLC (Euronext
    Amsterdam)-Class A ...................              4,500            117,285
Royal Dutch Shell PLC (London Virt-
    X)-Class A ...........................              2,200             57,030
StatoilHydro ASA .........................              5,550             90,279
Suncor Energy Inc (a) ....................              1,000             19,214
Total SA .................................              3,700            200,121
XTO Energy, Inc. .........................              1,700             59,959
                                                                ----------------
                                                                       2,542,097
                                                                ----------------
                                                                       2,789,036
                                                                ----------------
Health Care - 8.0%
Biotechnology - 1.2%
Amgen, Inc. (a) ..........................              1,900            109,725
Celgene Corp. (a) ........................              1,000             55,280
Genentech, Inc. (a) ......................              1,200             99,492
Gilead Sciences, Inc. (a) ................              2,800            143,192
                                                                ----------------
                                                                         407,689
                                                                ----------------
Health Care Equipment & Supplies - 1.3%
Alcon, Inc. ..............................                600             53,514
Ansell Ltd. ..............................              5,000             43,680
Baxter International, Inc. ...............              2,200            117,898
Becton Dickinson & Co. ...................              1,500            102,585
Covidien Ltd. ............................              2,475             89,694
Essilor International SA .................                500             23,332
                                                                ----------------
                                                                         430,703
                                                                ----------------
Health Care Providers & Services - 1.1%
Aetna, Inc. ..............................              1,000             28,500
Cardinal Health, Inc. ....................                500             17,235
Celesio AG ...............................              2,400             64,387
Laboratory Corp. of America
    Holdings (a) .........................                500             32,205
McKesson Corp. ...........................                600             23,238
Medco Health Solutions, Inc. (a) .........              2,300             96,393
UnitedHealth Group, Inc. .................              2,100             55,860
WellPoint, Inc. (a) ......................              1,100             46,343
                                                                ----------------
                                                                         364,161
                                                                ----------------
Pharmaceuticals - 4.4%
Abbott Laboratories ......................              2,300            122,751
AstraZeneca PLC ..........................              2,200             88,787
Bayer AG .................................                500             28,767
Bristol-Myers Squibb Co. .................              1,500             34,875
Eli Lilly & Co. ..........................              1,500             60,405
GlaxoSmithKline PLC ......................              7,200            132,917
Johnson & Johnson ........................              3,200            191,456
Merck & Co., Inc. ........................              3,600            109,440
Novartis AG ..............................              4,515            223,555
Pfizer, Inc. .............................             10,904            193,110
Roche Holding AG .........................                270             41,222
Sanofi-Aventis SA ........................              1,800            113,595
Schering-Plough Corp. ....................              3,700             63,011
Shionogi & Co. Ltd. ......................              2,000             50,634
Wyeth ....................................              2,000             75,020
                                                                ----------------
                                                                       1,529,545
                                                                ----------------
                                                                       2,732,098
                                                                ----------------
Consumer Staples - 6.5%
Beverages - 0.7%
Asahi Breweries Ltd. .....................              3,800             64,514
Molson Coors Brewing Co.-Class B .........              1,100             53,812
PepsiCo, Inc. ............................              2,000            109,540
                                                                ----------------
                                                                         227,866
                                                                ----------------
Food & Staples Retailing - 2.0%
Carrefour SA .............................                700             26,778
CVS Caremark Corp. .......................              1,700             48,858
Koninklijke Ahold NV .....................              5,000             61,093
The Kroger Co. ...........................              3,100             81,871
Safeway, Inc. ............................              2,300             54,671
Tesco PLC ................................             16,200             83,733
Walgreen Co. .............................              1,400             34,538
Wal-Mart Stores, Inc. ....................              5,500            308,330
                                                                ----------------
                                                                         699,872
                                                                ----------------
Food Products - 1.9%
Associated British Foods PLC .............              3,800             39,665
Bunge Ltd. ...............................                900             46,593
ConAgra Foods, Inc. ......................              2,200             36,300
Futuris Corp. Ltd. .......................             50,000             22,485
Goodman Fielder Ltd. .....................             45,000             41,727
Hershey Co. ..............................                900             31,266
Kraft Foods, Inc.-Class A ................              1,844             49,511
Nestle SA ................................              2,768            108,187
Nutreco Holding NV .......................              1,500             49,030
Sara Lee Corp. ...........................              3,100             30,349
Suedzucker AG ............................              6,600            100,918

                                     FSA-16

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2008 (Continued)
--------------------------------------------------------------------------------
Company                                         Shares         U.S. $ Value
--------------------------------------------------------------------------------
Tate & Lyle PLC ..........................              9,500   $         54,908
Tyson Foods, Inc.-Class A ................              3,700             32,412
                                                                ----------------
                                                                         643,351
                                                                ----------------
Household Products - 1.1%
Colgate-Palmolive Co. ....................              2,200            150,788
Kimberly-Clark Corp. .....................                800             42,192
Procter & Gamble Co. .....................              3,200            197,824
                                                                ----------------
                                                                         390,804
                                                                ----------------
Personal Products - 0.2%
The Estee Lauder Cos, Inc.-Class A .......              1,100             34,056
L'Oreal SA ...............................                400             34,640
                                                                ----------------
                                                                          68,696
                                                                ----------------
Tobacco - 0.6%
Altria Group, Inc. .......................              5,000             75,300
Philip Morris International, Inc. ........              2,800            121,828
                                                                ----------------
                                                                         197,128
                                                                ----------------
                                                                       2,227,717
                                                                ----------------
Consumer Discretionary - 6.3%
Auto Components - 0.5%
Aisin Seiki Co. Ltd. .....................              2,800             38,147
Autoliv, Inc. ............................                700             15,022
BorgWarner, Inc. .........................              1,200             26,124
Compagnie Generale des
    Etablissements Michelin-Class B ......                400             20,890
Denso Corp. ..............................              1,400             22,703
Takata Corp. .............................              6,200             42,883
                                                                ----------------
                                                                         165,769
                                                                ----------------
Automobiles - 1.0%
DaimlerChrysler AG .......................              1,200             44,037
Honda Motor Co. Ltd. .....................              4,700             98,822
Isuzu Motors Ltd. ........................             66,600             83,020
Nissan Motor Co. Ltd. ....................             15,300             54,010
Renault SA ...............................              1,300             33,521
Toyota Motor Corp. .......................              1,400             44,865
                                                                ----------------
                                                                         358,275
                                                                ----------------
Distributors - 0.0%
Li & Fung Ltd. ...........................             10,000             17,135
                                                                ----------------
Diversified Consumer Services - 0.3%
Apollo Group, Inc.-Class A (a) ...........              1,200             91,944
                                                                ----------------
Hotels, Restaurants & Leisure - 1.1%
Accor SA .................................                773             37,726
Greene King PLC ..........................              4,200             23,898
McDonald's Corp. .........................              1,852            115,176
OPAP, SA .................................                980             28,171
Punch Taverns PLC ........................              6,570              5,526
Starwood Hotels & Resorts
    Worldwide, Inc. ......................                800             14,320
Thomas Cook Group PLC ....................             19,400             49,090
TUI AG ...................................              1,800             19,967
TUI Travel PLC ...........................             15,700             52,481
Wyndham Worldwide Corp. ..................              2,800             18,340
                                                                ----------------
                                                                         364,695
                                                                ----------------
Household Durables - 0.4%
Panasonic Corp. ..........................              4,000             49,112
Sharp Corp. ..............................              5,000             35,080
Sony Corp. ...............................              2,400             50,886
                                                                ----------------
                                                                         135,078
                                                                ----------------
Internet & Catalog Retail - 0.1%
Home Retail Group PLC ....................              6,700             20,253
                                                                ----------------
Leisure Equipment & Products - 0.1%
Namco Bandai Holdings, Inc. ..............              5,000             53,778
                                                                ----------------
Media - 1.2%
CBS Corp.-Class B ........................              7,720             63,227
Gannett Co., Inc. ........................              6,900             55,200
Lagardere SCA ............................                900             36,280
Societe Television Francaise 1 ...........              2,100             30,476
Time Warner, Inc. ........................             12,800            128,768
The Walt Disney Co. ......................              2,600             58,994
Wolters Kluwer NV (a) ....................              1,900             35,760
WPP PLC ..................................              2,800             16,093
                                                                ----------------
                                                                         424,798
                                                                ----------------
Multiline Retail - 0.5%
JC Penney Co., Inc. ......................              1,500             29,550
Macy's, Inc. .............................             10,900            112,815
Target Corp. .............................                700             24,171
                                                                ----------------
                                                                         166,536
                                                                ----------------
Specialty Retail - 1.1%
Dunelm Group PLC .........................             12,500             22,689
EDION Corp. ..............................              7,500             36,404
The Gap, Inc. ............................              2,800             37,492
Home Depot, Inc. .........................              2,440             56,169
Inditex SA ...............................              1,000             43,550
Limited Brands, Inc. .....................              1,900             19,076
Lowe's Cos, Inc. .........................              5,900            126,968
TJX Cos, Inc. ............................              2,000             41,140
                                                                ----------------
                                                                         383,488
                                                                ----------------
                                                                       2,181,749
                                                                ----------------
Information Technology - 5.8%
Communications Equipment - 1.5%
Corning, Inc. ............................              5,900             56,227
Juniper Networks, Inc. (a) ...............              1,800             31,518
Motorola, Inc. ...........................             15,000             66,450
Nokia OYJ ................................              5,530             85,325
Nokia OYJ -Class A (Sponsored)
    (ADR) ................................              4,100             63,960
QUALCOMM, Inc. ...........................              1,800             64,494

                                     FSA-17

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2008 (Continued)
--------------------------------------------------------------------------------
Company                                            Shares         U.S. $ Value
--------------------------------------------------------------------------------
Research In Motion Ltd. (a) ..............                400   $         16,232
Telefonaktiebolaget LM Ericsson-
    Class B ..............................              7,000             52,049
Telefonaktiebolaget LM Ericsson-
    Class B (Sponsored) (ADR) ............             12,350             96,454
                                                                ----------------
                                                                         532,709
                                                                ----------------
Computers & Peripherals - 1.7%
Apple, Inc. (a) ..........................                500             42,675
Dell, Inc. (a) ...........................              2,400             24,576
Fujitsu Ltd. .............................             10,000             47,325
Hewlett-Packard Co. ......................              5,700            206,853
International Business Machines
    Corp. ................................              1,540            129,606
Seiko Epson Corp. ........................              2,000             30,976
Toshiba Corp. ............................              9,000             36,338
Western Digital Corp. (a) ................              6,400             73,280
                                                                ----------------
                                                                         591,629
                                                                ----------------
Electronic Equipment, Instruments &
Components - 0.5%
Alps Electric Co., Ltd. (a) ..............              4,000             19,195
Avnet, Inc. (a) ..........................              1,200             21,852
Flextronics International Ltd. (a) .......             13,600             34,816
Hitachi Ltd. .............................             11,000             41,864
Hoya Corp. ...............................              1,000             17,000
Oki Electric Industry Co., Ltd. (a) ......             46,000             28,924
                                                                ----------------
                                                                         163,651
                                                                ----------------
Internet Software & Services - 0.1%
Ebay, Inc. (a) ...........................              1,800             25,128
                                                                ----------------
IT Services - 0.1%
The Western Union Co.-Class W ............              2,900             41,586
                                                                ----------------
Semiconductors & Semiconductor Equipment -
0.9%
Applied Materials, Inc. ..................              3,000             30,390
Elpida Memory, Inc. (a) ..................             15,400             91,398
Infineon Technologies AG (a) .............              7,800             10,311
Intel Corp. ..............................              7,000            102,620
Nvidia Corp. (a) .........................              2,100             16,947
Texas Instruments, Inc. ..................              1,900             29,488
Tokyo Electron Ltd. ......................                600             20,518
                                                                ----------------
                                                                         301,672
                                                                ----------------
Software - 1.0%
Activision Blizzard, Inc. (a) ............              5,000             43,200
Adobe Systems, Inc. (a) ..................              1,100             23,419
Microsoft Corp. ..........................             10,200            198,288
Oracle Corp. (a) .........................              1,500             26,595
Symantec Corp. (a) .......................              4,200             56,784
                                                                ----------------
                                                                         348,286
                                                                ----------------
                                                                       2,004,661
                                                                ----------------
Industrials - 5.7%
Aerospace & Defense - 1.0%
BAE Systems PLC ..........................             13,600             73,423
European Aeronautic Defence &
    Space Co., NV ........................              1,100             18,395
Honeywell International, Inc. ............              1,200             39,396
Lockheed Martin Corp. ....................              1,000             84,080
Northrop Grumman Corp. ...................              1,100             49,544
United Technologies Corp. ................              1,700             91,120
                                                                ----------------
                                                                         355,958
                                                                ----------------
Air Freight & Logistics - 0.1%
FedEx Corp. ..............................                400             25,660
                                                                ----------------
Airlines - 0.1%
Qantas Airways Ltd. ......................             15,200             27,871
                                                                ----------------
Commercial Services & Supplies - 0.2%
Avery Dennison Corp. .....................                800             26,184
Downer EDI Ltd. ..........................             16,199             43,257
Suez Environnement SA (a) ................               2025              8,557
                                                                ----------------
                                                                          77,998
                                                                ----------------
Construction & Engineering - 0.4%
Bilfinger Berger AG ......................              1,200             60,217
Fluor Corp. ..............................                800             35,896
Koninklijke BAM Groep NV .................              3,100             27,622
                                                                ----------------
                                                                         123,735
                                                                ----------------
Electrical Equipment - 0.9%
ABB Ltd. (a) .............................              2,638             38,615
Emerson Electric Co. .....................              1,600             58,576
Furukawa Electric Co. Ltd. ...............             18,000             85,185
Hitachi Cable Ltd. .......................             11,400             25,152
Mitsubishi Electric Corp. (a) ............              7,500             45,670
Nexans SA ................................                780             46,134
                                                                ----------------
                                                                         299,332
                                                                ----------------
Industrial Conglomerates - 0.9%
3M Co. ...................................              1,000             57,540
General Electric Co. .....................              6,300            102,060
Siemens AG ...............................              1,000             73,381
Textron, Inc. ............................              1,100             15,257
Tomkins PLC ..............................             28,400             50,223
Tyco International Ltd. ..................                675             14,580
                                                                ----------------
                                                                         313,041
                                                                ----------------
Machinery - 1.0%
Atlas Copco AB-Class A ...................              2,966             25,036
Caterpillar, Inc. ........................                900             40,203
Danaher Corp. ............................              1,000             56,610
Deere & Co. ..............................                800             30,656
Eaton Corp. ..............................                700             34,797
Ingersoll-Rand Co. Ltd.-Class A ..........              1,207             20,941
Parker Hannifin Corp. ....................                700             29,778

                                     FSA-18

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2008 (Continued)
--------------------------------------------------------------------------------
Company                                         Shares         U.S. $ Value
--------------------------------------------------------------------------------
Sumitomo Heavy Industries Ltd. ...........              9,000   $         34,749
Vallourec ................................                300             33,778
Volvo AB-Class B .........................              5,250             28,481
                                                                ----------------
                                                                         335,029
                                                                ----------------
Marine - 0.1%
Mitsui OSK Lines Ltd. ....................              6,000             35,874
                                                                ----------------
Professional Services - 0.1%
Adecco SA ................................              1,000             33,617
                                                                ----------------
Road & Rail - 0.4%
Arriva Plc ...............................              5,800             50,159
Norfolk Southern Corp. ...................                900             42,345
Union Pacific Corp. ......................              1,000             47,800
                                                                ----------------
                                                                         140,304
                                                                ----------------
Trading Companies & Distributors - 0.5%
Finning International, Inc. ..............              1,500             17,315
Itochu Corp. .............................              3,200             15,638
Mitsubishi Corp. .........................              6,800             92,867
Mitsui & Co. Ltd. ........................              5,000             49,697
                                                                ----------------
                                                                         175,517
                                                                ----------------
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Group ...........             16,700             19,910
                                                                ----------------
                                                                       1,963,847
                                                                ----------------
Materials - 3.9%
Chemicals - 2.3%
Arkema SA ................................              3,500             59,598
BASF SE ..................................              2,340             89,580
Ciba Specialty Chemicals AG ..............                900             40,588
DIC Corp. ................................             57,000            117,584
Dow Chemical Co. .........................              3,300             49,797
E.I. Du Pont de Nemours & Co. ............              1,300             32,890
Eastman Chemical Co. .....................              2,700             85,617
Lubrizol Corp. ...........................                800             29,112
Mitsubishi Chemical Holdings Corp. .......              5,000             21,677
Monsanto Co. .............................              1,000             70,350
Potash Corp. of Saskatchewan (a) .........                300             21,759
Potash Corp. of Saskatchewan .............                500             36,610
Solvay SA-Class A ........................                500             36,871
Tosoh Corp. ..............................             30,000             71,815
Yara International ASA ...................                800             16,995
                                                                ----------------
                                                                         780,843
                                                                ----------------
Containers & Packaging - 0.1%
David S Smith Holdings ...................             16,700             18,548
Sonoco Products Co. ......................                900             20,844
                                                                ----------------
                                                                          39,392
                                                                ----------------
Metals & Mining - 1.3%
ArcelorMittal (Euronext Paris) ...........              1,500             35,676
Barrick Gold Corp. .......................              1,800             65,191
BHP Billiton Ltd. ........................              5,043            107,027
JFE Holdings, Inc. .......................              2,000             51,517
Norsk Hydro ASA ..........................              5,200             20,645
OZ Minerals Ltd. .........................             26,183              9,310
Rio Tinto PLC ............................              5,224            111,385
Xstrata PLC ..............................              2,636             24,293
                                                                ----------------
                                                                         425,044
                                                                ----------------
Paper & Forest Products - 0.2%
PaperlinX Ltd. ...........................             27,734             13,536
Stora Enso Oyj-Class R ...................              3,300             25,321
Svenska Cellulosa AB-Class B .............              4,800             40,516
                                                                ----------------
                                                                          79,373
                                                                ----------------
                                                                       1,324,652
                                                                ----------------
Telecommunication Services - 2.7%
Diversified Telecommunication Services -
2.0%
AT&T, Inc. ...............................              7,900            225,150
Deutsche Telekom AG-Class W ..............              2,700             40,271
France Telecom SA ........................              2,300             63,814
Nippon Telegraph & Telephone Corp. .......                 16             82,603
Nortel Networks Corp. (a) ................                 18                  5
Royal KPN NV .............................              2,400             34,629
Tele2 AB-Class B .........................              4,000             34,902
Telecom Corp. of New Zealand Ltd. ........             23,600             31,509
Telecom Italia SpA (ordinary shares) .....             14,400             23,019
Telefonica SA ............................              5,910            130,211
Telstra Corp. Ltd. .......................             10,000             26,703
                                                                ----------------
                                                                         692,816
                                                                ----------------
Wireless Telecommunication Services - 0.7%
NTT Docomo, Inc. .........................                 39             75,892
Sprint Nextel Corp. (a) ..................              7,181             13,141
Vodafone Group PLC .......................             76,200            152,284
                                                                ----------------
                                                                         241,317
                                                                ----------------
                                                                         934,133
                                                                ----------------
Utilities - 2.5%
Electric Utilities - 1.5%
American Electric Power Co., Inc. ........              3,400            113,152
Duke Energy Corp. ........................              2,800             42,028
E.ON AG ..................................              4,550            177,219
Enel SpA .................................              5,600             35,204
Iberdrola SA .............................              4,036             36,691
Scottish & Southern Energy PLC ...........              1,100             19,168
The Southern Co. .........................              1,000             37,000
The Tokyo Electric Power Co., Inc. .......              1,800             59,570
                                                                ----------------
                                                                         520,032
                                                                ----------------
Independent Power Producers & Energy
Traders - 0.3%
Drax Group PLC ...........................              5,300             42,863
Iberdrola Renovables SA (a) ..............             10,900             46,212
                                                                ----------------
                                                                          89,075
                                                                ----------------

                                     FSA-19

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2008 (Continued)
--------------------------------------------------------------------------------
Company                                         Shares         U.S. $ Value
--------------------------------------------------------------------------------
Multi-Utilities - 0.7%
A2A SpA ..................................             23,000   $         40,635
Centrica PLC .............................             10,400             39,662
Dominion Resources, Inc. .................              1,000             35,840
National Grid PLC ........................              5,300             52,160
Wisconsin Energy Corp. ...................              1,800             75,564
                                                                ----------------
                                                                         243,861
                                                                ----------------
                                                                         852,968
                                                                ----------------
Total Common Stocks (cost
    $30,285,789) .........................                            20,842,176
                                                                ----------------


LONG-TERM DEBT SECURITIES -35.5%
CORPORATES - INVESTMENT GRADES (e) - 13.4%
Financial Institutions - 6.7%
Banking - 3.8%
Bank of America Corp.
   3.375%, 2/17/09 .......................   $             10              9,972
   5.875%, 2/15/09 .......................                 55             55,096
BankAmerica Capital II
   Series 2
   8.00%, 12/15/26 .......................                 25             20,433
Barclays Bank PLC
   8.55%, 6/15/11 (b) ....................                 75             36,819
Bear Stearns Co., Inc.
   5.70%, 11/15/14 .......................                 35             34,171
Capital One Bank
   6.50%, 6/13/13 ........................                 35             31,189
Capital One Financial Corp.
   5.50%, 6/01/15 ........................                 11              9,598
Citigroup, Inc.
   2.326%, 6/09/09 (c) ...................                 40             39,051
   5.50%, 4/11/13 ........................                 35             34,079
   6.20%, 3/15/09 ........................                 45             44,808
   6.50%, 8/19/13 ........................                 30             30,272
Compass Bank
   5.50%, 4/01/20 ........................                 65             39,926
Countrywide Financial Corp.
   Series MTN
   5.80%, 6/07/12 ........................                 30             29,240
Credit Suisse USA, Inc.
   3.875%, 1/15/09 .......................                 50             49,994
Deutsche Bank Financial, Inc.
   7.50%, 4/25/09 ........................                100            100,244
The Goldman Sachs Group, Inc.
   4.75%, 7/15/13 ........................                 35             31,453
   5.125%, 1/15/15 .......................                 25             22,937

--------------------------------------------------------------------------------
                                                Principal
                                                 Amount
                                                  (000)          U.S. $ Value
--------------------------------------------------------------------------------
JP Morgan Chase & Co.
   4.75%, 5/01/13 ........................   $             25   $         24,669
   6.00%, 1/15/09 ........................                 40             40,014
   6.75%, 2/01/11 ........................                 25             25,629
Marshall & Ilsley Bank
   Series BKNT
   5.00%, 1/17/17 ........................                 45             32,010
Marshall & Ilsley Corp.
   4.375%, 8/01/09 .......................                 48             47,138
   5.626%, 8/17/09 .......................                 26             24,460
RBS Capital Trust III
   5.512%, 9/30/14 (b) ...................                105             41,975
Regions Financial Corp.
   6.375%, 5/15/12 .......................                 55             48,350
Resona Preferred Global Securities
   7.191%, 7/30/15 (b) ...................                 25             11,902
Royal Bank of Scotland Group PLC
   7.648%, 9/30/31 (b) ...................                 30             14,503
UBS Preferred Funding Trust I
   8.622%, 10/01/10 (b) ..................                 40             24,166
UFJ Finance Aruba AEC
   6.75%, 7/15/13 ........................                100             97,740
Union Planters Corp.
   7.75%, 3/01/11 ........................                 37             35,433
US Bancorp
   5.30%, 4/28/09 ........................                 55             55,171
Wachovia Corp.
   3.625%, 2/17/09 .......................                 60             59,754
   Series MTN
   5.50%, 5/01/13 ........................                 50             49,442
Wells Fargo & Co.
   4.20%, 1/15/10 ........................                 35             35,109
Zions Banc Corp.
   5.50%, 11/16/15 .......................                 25             17,680
                                                                ----------------
                                                                       1,304,427
                                                                ----------------
Brokerage - 0.3%
The Goldman Sachs Group, Inc.
   3.875%, 1/15/09 .......................                 43             42,983
   7.35%, 10/01/09 .......................                 12             12,139
Merrill Lynch & Co., Inc.
   6.00%, 2/17/09 ........................                 45             45,013
   Series MTNC
   4.125%, 1/15/09 .......................                 18             17,992
                                                                ----------------
                                                                         118,127
                                                                ----------------
Finance - 0.9%
American General Finance Corp.
   Series MTNI
   4.625%, 5/15/09 .......................                 55             47,172

                                     FSA-20

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2008 (Continued)
--------------------------------------------------------------------------------
                                                Principal
                                                 Amount
                                                  (000)          U.S. $ Value
--------------------------------------------------------------------------------
CIT Group, Inc.
   5.65%, 2/13/17 ........................   $             60   $         41,721
   7.625%, 11/30/12 ......................                 45             37,988
   Series MTN
   5.125%, 9/30/14 .......................                 15             10,706
General Electric Capital Corp.
   4.80%, 5/01/13 ........................                 30             29,517
   Series MTNA
   4.375%, 11/21/11 ......................                 15             14,651
HSBC Finance Corp.
   7.00%, 5/15/12 ........................                 25             25,038
International Lease Finance Corp.
   6.375%, 3/15/09 .......................                 55             52,804
SLM Corp.
   Series A
   5.45%, 4/25/11 ........................                 55             43,415
   Series MTNA
   5.375%, 1/15/13 .......................                 15             10,997
                                                                ----------------
                                                                         314,009
                                                                ----------------
Insurance - 1.2%
Aegon NV
   4.75%, 6/01/13 ........................                 15             12,811
Allied World Assurance Co. Holdings Ltd.
   7.50%, 8/01/16 ........................                 25             17,625
The Allstate Corp.
   6.125%, 5/15/37 (b) ...................                 50             29,040
Allstate Life Global Funding Trust
   Series 04-1
   4.50%, 5/29/09 ........................                 24             23,979
Assurant, Inc.
   5.625%, 2/15/14 .......................                 15             11,399
Genworth Financial, Inc.
   4.75%, 6/15/09 ........................                 21             20,632
   5.231%, 5/16/09 .......................                 55             53,874
   Series MTN
   6.515%, 5/22/18 .......................                 45             15,604
Hartford Financial Services Group, Inc.
   6.10%, 10/01/41 .......................                 50             32,404
Humana, Inc.
   6.30%, 8/01/18 ........................                 50             37,457
Liberty Mutual Group, Inc.
   5.75%, 3/15/14 ........................                 30             19,393
Prudential Financial, Inc.
   Series MTN
   5.15%, 1/15/13 ........................                 30             24,367
UnitedHealth Group, Inc.
   4.125%, 8/15/09 .......................                 22             21,658
WellPoint, Inc.
   4.25%, 12/15/09 .......................                 19             18,272
XL Capital Ltd.
   5.25%, 9/15/14 ........................                 60             33,321
   6.25%, 5/15/27 ........................                 50             23,701
                                                                ----------------
                                                                         395,537
                                                                ----------------
REITS - 0.5%
ERP Operating LP
   5.25%, 9/15/14 ........................                 60             40,087
HCP, Inc.
   Series MTN
   5.95%, 9/15/11 ........................                 55             45,582
Healthcare Realty Trust, Inc.
   5.125%, 4/01/14 .......................                 30             18,074
Simon Property Group LP
   5.00%, 3/01/12 ........................                 40             31,604
   5.625%, 8/15/14 .......................                 44             29,347
                                                                ----------------
                                                                         164,694
                                                                ----------------
                                                                       2,296,794
                                                                ----------------
Industrial - 5.5%
Basic - 1.0%
Alcoa, Inc.
   6.50%, 6/01/11 ........................                 20             19,087
ArcelorMittal
   6.125%, 6/01/18 .......................                 50             34,238
BHP Billiton Finance USA Ltd.
   7.25%, 3/01/16 ........................                 43             43,510
The Dow Chemical Co.
   5.97%, 1/15/09 ........................                 50             50,019
   7.375%, 11/01/29 ......................                 10              9,418
International Paper Co.
   4.25%, 1/15/09 ........................                 23             22,992
   5.30%, 4/01/15 ........................                 45             31,283
Ispat Inland ULC
   9.75%, 4/01/14 ........................                 25             21,398
Lubrizol Corp.
   4.625%, 10/01/09 ......................                 25             24,556
Packaging Corp. of America
   5.75%, 8/01/13 ........................                 30             26,553
PPG Industries, Inc.
   5.75%, 3/15/13 ........................                 25             24,723
United States Steel Corp.
   6.65%, 6/01/37 ........................                 60             30,621
                                                                ----------------
                                                                         338,398
                                                                ----------------
Capital Goods - 0.8%
Caterpillar Financial Services
   4.50%, 6/15/09 ........................                 30             29,913
CRH America, Inc.
   6.95%, 3/15/12 ........................                 55             44,269

                                     FSA-21

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2008 (Continued)
--------------------------------------------------------------------------------
                                                Principal
                                                 Amount
                                                  (000)          U.S. $ Value
--------------------------------------------------------------------------------
Fisher Scientific International, Inc.
   6.125%, 7/01/15 .......................   $             20   $         17,625
Illinois Tool Works, Inc.
   5.75%, 3/01/09 ........................                 23             23,140
John Deere Capital Corp.
   4.875%, 3/16/09 .......................                 55             55,178
Lafarge SA
   6.15%, 7/15/11 ........................                 28             24,379
Masco Corp.
   4.80%, 6/15/15 ........................                 30             20,280
Textron Financial Corp.
   5.125%, 11/01/10 ......................                 25             22,426
Waste Management, Inc.
   6.875%, 5/15/09 .......................                 50             49,768
                                                                ----------------
                                                                         286,978
                                                                ----------------
Communications - Media - 0.8%
BSKYB Finance UK PLC
   5.625%, 10/15/15 ......................                 40             33,669
Comcast Cable Communications Holdings, Inc.
   9.455%, 11/15/22 ......................                 30             33,611
Comcast Cable Communications, Inc.
   6.875%, 6/15/09 .......................                 45             45,211
News America Holdings, Inc.
   6.55%, 3/15/33 ........................                 25             22,414
RR Donnelley & Sons Co.
   4.95%, 4/01/14 ........................                 15             11,370
   5.50%, 5/15/15 ........................                 45             33,641
TCI Communications, Inc.
   7.875%, 2/15/26 .......................                 50             51,883
Time Warner Entertainment Co.
   8.375%, 3/15/23 .......................                 35             35,247
WPP Finance Corp.
   5.875%, 6/15/14 .......................                 15             15,764
                                                                ----------------
                                                                         282,810
                                                                ----------------
Communications - Telecommunications - 0.8%
America Movil SAB de CV
   5.75%, 1/15/15 ........................                 25             22,970
AT&T Corp.
   8.00%, 11/15/31 .......................                  5              6,281
Embarq Corp.
   6.738%, 6/01/13 .......................                  5              4,225
   7.082%, 6/01/16 .......................                 40             30,800
New Cingular Wireless Services, Inc.
   8.75%, 3/01/31 ........................                 25             31,252
Pacific Bell Telephone Co.
   6.625%, 10/15/34 ......................                 35             28,103
Qwest Corp.
   7.50%, 10/01/14 .......................                 55             45,650
Telecom Italia Capital SA
   6.375%, 11/15/33 ......................                 10              7,000
US Cellular Corp.
   6.70%, 12/15/33 .......................                 40             28,828
Verizon Communications, Inc.
   5.25%, 4/15/13 ........................                 15             15,057
Verizon New Jersey, Inc.
   Series A
   5.875%, 1/17/12 .......................                 35             34,456
Vodafone Group PLC
   5.50%, 6/15/11 ........................                 20             19,933
                                                                ----------------
                                                                         274,555
                                                                ----------------
Consumer Cyclical - Other - 0.3%
MDC Holdings, Inc.
   5.50%, 5/15/13 ........................                 60             46,962
Starwood Hotels & Resorts Worldwide, Inc.
   7.375%, 11/15/15 ......................                 45             27,000
Wyndham Worldwide Corp.
   6.00%, 12/01/16 .......................                 60             24,185
                                                                ----------------
                                                                          98,147
                                                                ----------------
Consumer Non-Cyclical - 0.7%
Abbott Laboratories
   3.50%, 2/17/09 ........................                 31             31,057
Bunge Ltd. Finance Corp.
   5.10%, 7/15/15 ........................                 19             13,821
   5.875%, 5/15/13 .......................                 25             16,974
Cadbury Schweppes US Finance LLC
   5.125%, 10/01/13 ......................                 20             18,776
ConAgra Foods, Inc.
   7.875%, 9/15/10 .......................                 20             20,695
Fisher Scientific International, Inc.
   6.75%, 8/15/14 ........................                 43             40,635
Kraft Foods, Inc.
   4.125%, 11/12/09 ......................                 25             25,038
The Kroger Co.
   6.80%, 12/15/18 .......................                 20             20,670
Wyeth
   5.50%, 2/01/14 ........................                 38             38,600
                                                                ----------------
                                                                         226,266
                                                                ----------------
Energy - 0.6%
Amerada Hess Corp.
   7.875%, 10/01/29 ......................                 30             28,799
Canadian Natural Resources Ltd.
   5.15%, 2/01/13 ........................                 20             18,537
ConocoPhillips
   6.375%, 3/30/09 .......................                 24             24,124
The Premcor Refining Group, Inc.
   7.50%, 6/15/15 ........................                 28             25,212

                                     FSA-22

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2008 (Continued)
--------------------------------------------------------------------------------
                                                Principal
                                                 Amount
                                                  (000)          U.S. $ Value
--------------------------------------------------------------------------------
Statoilhydro Asa
   6.36%, 1/15/09 ........................   $             17   $         17,013
Valero Energy Corp.
   6.875%, 4/15/12 .......................                 30             30,169
Vastar Resources, Inc.
   6.50%, 4/01/09 ........................                 55             55,369
Weatherford International Ltd.
   5.15%, 3/15/13 ........................                 20             17,611
                                                                ----------------
                                                                         216,834
                                                                ----------------
Technology - 0.5%
Computer Sciences Corp.
   5.50%, 3/15/13 ........................                 30             26,877
Electronic Data Systems Corp.
   7.45%, 10/15/29 .......................                 30             32,500
International Business Machines Corp.
   5.375%, 2/01/09 .......................                 25             25,059
Motorola, Inc.
   6.50%, 9/01/25 ........................                 35             17,323
   7.50%, 5/15/25 ........................                 10              5,479
   7.625%, 11/15/10 ......................                  5              4,431
Xerox Capital Trust I
   8.00%, 2/01/27 ........................                 45             30,730
Xerox Corp.
   9.75%, 1/15/09 ........................                 39             38,961
                                                                ----------------
                                                                         181,360
                                                                ----------------
                                                                       1,905,348
                                                                ----------------
Utility - 1.2%
Electric - 0.7%
Enersis SA
   7.375%, 1/15/14 .......................                 30             31,243
Exelon Corp.
   6.75%, 5/01/11 ........................                 20             19,519
FirstEnergy Corp.
   Series B
   6.45%, 11/15/11 .......................                 20             18,905
   Series C
   7.375%, 11/15/31 ......................                 25             23,651
MidAmerican Energy Holdings Co.
   5.875%, 10/01/12 ......................                 30             29,925
Nisource Finance Corp.
   6.80%, 1/15/19 ........................                 50             31,438
   7.875%, 11/15/10 ......................                 25             22,877
SPI Electricity & Gas Australia Holdings
Pty Ltd.
   6.15%, 11/15/13 .......................                 55             55,116
Wisconsin Energy Corp.
   6.25%, 5/15/67 (b) ....................                 52             25,740
                                                                ----------------
                                                                         258,414
                                                                ----------------
Natural Gas - 0.4%
Duke Energy Field Services Corp.
   7.875%, 8/16/10 .......................                 10              9,831
Energy Transfer Partners LP
   6.125%, 2/15/17 .......................                 35             28,904
   6.625%, 10/15/36 ......................                 35             24,498
Enterprise Products Operating LLC
   Series B
   5.60%, 10/15/14 .......................                 20             16,969
TransCanada Pipelines Ltd.
   6.35%, 5/15/67 (b) ....................                 60             26,820
Williams Cos, Inc.
   8.125%, 3/15/12 .......................                 20             18,425
                                                                ----------------
                                                                         125,447
                                                                ----------------
Other Utility - 0.1%
Veolia Environnement
   6.00%, 6/01/18 ........................                 30             26,592
                                                                ----------------
                                                                         410,453
                                                                ----------------
Total Corporates - Investment
    Grades ...............................                             4,612,595
                                                                ----------------
MORTGAGE PASS-THRU'S - 9.2%
Agency Fixed Rate 30-Year - 9.2%
Federal Home Loan Mortgage Corp., Gold Pool
   Series 2005
   4.50%, 9/01/35 ........................                125            126,692
   Series 2007
   5.50%, 7/01/35 ........................                 78             79,779
   7.00%, 2/01/37 ........................                186            194,429
Federal National Mortgage Association
   Series 2003
   5.00%, 11/01/33 .......................                 78             80,145
   5.50%, 4/01/33 - 7/01/33 ..............                370            380,295
   Series 2004
   5.50%, 4/01/34 - 11/01/34 .............                230            235,833
   6.00%, 9/01/34 ........................                152            156,803
   Series 2005
   4.50%, 8/01/35 ........................                161            163,564
   5.50%, 2/01/35 ........................                347            356,891
   Series 2006
   5.00%, 2/01/36 ........................                290            296,600
   5.50%, 4/01/36 ........................                587            602,718
   Series 2007
   4.50%, 9/01/35 ........................                173            175,857
   6.50%, 12/01/37 .......................                307            319,337
                                                                ----------------
Total Mortgage Pass-Thru's ...............                             3,168,943
                                                                ----------------

                                     FSA-23

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2008 (Continued)
--------------------------------------------------------------------------------
                                                Principal
                                                 Amount
                                                  (000)          U.S. $ Value
--------------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES -
5.2%
Non-Agency Fixed Rate CMBS - 5.2%
Banc of America Commercial Mortgage, Inc.
   Series 2001-PB1, Class A2
   5.787%, 5/11/35 .......................   $             73   $         69,940
   Series 2004-4, Class A3
   4.128%, 7/10/42 .......................                 90             88,312
   Series 2004-6, Class A2
   4.161%, 12/10/42 ......................                117            113,101
   Series 2006-5, Class A4
   5.414%, 9/10/47 .......................                115             90,906
Bear Stearns Commercial Mortgage
Securities, Inc.
   Series 2005-PWR7, Class A3
   5.116%, 2/11/41 .......................                120             96,535
Citigroup Commercial Mortgage Trust
   Series 2004-C1, Class A4
   5.358%, 4/15/40 .......................                145            125,670
Credit Suisse First Boston Mortgage
Securities Corp.
   Series 2003-CK2, Class A2
   3.861%, 3/15/36 .......................                  7              6,980
   Series 2004-C1, Class A4
   4.75%, 1/15/37 ........................                 45             38,696
   Series 2005-C1, Class A4
   5.014%, 2/15/38 .......................                105             87,175
Credit Suisse Mortgage Capital Certificates
   Series 2006-C5, Class A3
   5.311%, 12/15/39 ......................                 60             46,555
GE Capital Commercial Mortgage Corp.
   Series 2005-C3, Class A3FX
   4.863%, 7/10/45 .......................                 90             82,648
Greenwich Capital Commercial Funding Corp.
   Series 2003-C1, Class A4
   4.111%, 7/05/35 .......................                100             86,883
   Series 2005-GG3, Class A2
   4.305%, 8/10/42 .......................                125            118,249
GS Mortgage Securities Corp. II
   Series 2004-GG2, Class A6
   5.396%, 8/10/38 .......................                100             82,171
JP Morgan Chase Commercial Mortgage
Securities Corp.
   Series 2005-CB11, Class A4
   5.335%, 8/12/37 .......................                 60             49,095
   Series 2005-LDP4, Class A2
   4.79%, 10/15/42 .......................                101             92,606
LB-UBS Commercial Mortgage Trust
   Series 2004-C4, Class A4
   5.226%, 6/15/29 .......................                 35             29,555
   Series 2005-C7, Class A4
   5.197%, 11/15/30 ......................                 65             53,665
   Series 2006-C1, Class A4
   5.156%, 2/15/31 .......................                115             91,299
   Series 2006-C4, Class A4
   5.883%, 6/15/38 .......................                 50             41,131
Merrill Lynch Mortgage Trust
   Series 2005-CKI1, Class A6
   5.242%, 11/12/37 ......................                 55             45,396
Morgan Stanley Capital
   Series 2005-T17, Class A5
   4.78%, 12/13/41 .......................                145            119,592
Morgan Stanley Capital I
   Series 2005-HQ5, Class A4
   5.168%, 1/14/42 .......................                 70             58,790
Wachovia Bank Commercial Mortgage Trust
   Series 2007-C32, Class A2
   5.736%, 6/15/49 .......................                100             78,209
                                                                ----------------
Total Commercial Mortgage-Backed
    Securities ...........................                             1,793,159
                                                                ----------------
GOVERNMENTS - TREASURIES - 3.7%
Treasuries - 3.7%
United States - 3.7%
U.S. Treasury Bonds
   4.50%, 2/15/36 ........................                 86            114,790
U.S. Treasury Note
   2.00%, 11/30/13 .......................                160            164,150
U.S. Treasury Notes
   3.625%, 12/31/12 ......................                115            126,716
   4.25%, 11/15/17 .......................                375            436,846
US Treasury Strip
   Zero Coupon, 2/15/21 ..................                635            426,064
                                                                ----------------
Total Governments - Treasuries ...........                             1,268,566
                                                                ----------------
AGENCIES - 1.2%
Agency Debentures - 1.2%
Federal National Mortgage Association
   6.25%, 5/15/29 ........................                150            204,809
   6.625%, 11/15/30 ......................                145            209,351
                                                                ----------------
Total Agencies ...........................                               414,160
                                                                ----------------
CMOS - 1.0%
Non-Agency ARMS - 0.5%
Bear Stearns Alt-A Trust
   Series 2006-1, Class 22A1
   5.319%, 2/25/36 (b) ...................                 85             40,671
   Series 2006-3, Class 22A1
   6.064%, 5/25/36 (b) ...................                 36             16,347
   Series 2007-1, Class 21A1
   5.697%, 1/25/47 (b) ...................                 49             22,911
Citigroup Mortgage Loan Trust, Inc.
   Series 2006-AR1, Class 3A1
   5.50%, 3/25/36 (c) ....................                102             57,188

                                     FSA-24

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2008 (Continued)
--------------------------------------------------------------------------------
                                                Principal
                                                 Amount
                                                  (000)          U.S. $ Value
--------------------------------------------------------------------------------
Indymac Index Mortgage Loan Trust
   Series 2006-AR7, Class 4A1
   6.143%, 5/25/36 (b) ...................   $             42   $         19,576
Residential Funding Mortgage Securities, I
Inc.
   Series 2005-SA3, Class 3A
   5.239%, 8/25/35 (b) ...................                 61             36,092
                                                                ----------------
                                                                         192,785
                                                                ----------------
Non-Agency Floating Rate - 0.4%
Banc of America Funding Corp.
   Series 2007-B, Class A1
   0.718%, 4/20/47 (c) ...................                 82             35,433
Countrywide Alternative Loan Trust
   Series 2005-62, Class 2A1
   3.256%, 12/25/35 (c) ..................                 34             14,876
   Series 2006-OA14, Class 3A1
   3.106%, 11/25/46 (c) ..................                100             34,842
JP Morgan Alternative Loan Trust
   Series 2006-A3, Class 2A1
   6.067%, 7/25/36 (b) ...................                 90             41,223
Lehman XS Trust
   Series 2007-4N, Class M1
   0.921%, 3/25/47 (c) ...................                110              3,715
                                                                ----------------
                                                                         130,089
                                                                ----------------
Non-Agency Fixed Rate - 0.1%
Merrill Lynch Mortgage Investors, Inc.
   Series 2005-A8, Class A1C1
   5.25%, 8/25/36 ........................                 50             39,157
                                                                ----------------
Total CMOs ...............................                               362,031
                                                                ----------------
ASSET-BACKED SECURITIES - 0.9%
Home Equity Loans - Floating Rate - 0.8%
Asset Backed Funding Certificates
   Series 2003-WF1, Class A2
   2.52%, 12/25/32 (c) ...................                 32             25,365
Credit-Based Asset Servicing and
Securitization LLC.
   Series 2003-CB1, Class AF
   3.95%, 1/25/33 (d) ....................                 48             44,840
Indymac Residential Asset Backed Trust
   Series 2006-D, Class 2A2
   0.581%, 11/25/36 (c) ..................                115             93,797
   Series 2007-B, Class M1
   0.781%, 7/25/37 (c) ...................                115              3,318
Mastr Asset Backed Securities Trust
   Series 2006-NC2, Class A3
   0.581%, 8/25/36 (c) ...................                110             91,339
Option One Mortgage Loan Trust
   Series 2007-4, Class M1
   0.841%, 4/25/37 (c) ...................                110              4,040
RAAC Series
   Series 2006-SP3, Class A1
   0.551%, 8/25/36 (c) ...................                 11              9,896
Residential Asset Securities Corp.
   Series 2003-KS3, Class A2
   1.071%, 5/25/33 (c) ...................                  4              2,710
                                                                ----------------
                                                                         275,305
                                                                ----------------
Home Equity Loans - Fixed Rate - 0.1%
Citifinancial Mortgage Securities, Inc.
   Series 2003-1, Class AFPT
   3.36%, 1/25/33 ........................                 21             14,144
Credit-Based Asset Servicing &
Securitization LLC.
   Series 2005-CB7, Class AF2
   5.147%, 11/25/35 ......................                  6              5,708
Home Equity Mortgage Trust
   Series 2005-4, Class A3
   4.742%, 1/25/36 .......................                  8              7,361
Residential Funding Mortgage Securities II,
Inc.
   Series 2005-HI2, Class A3
   4.46%, 5/25/35 ........................                  9              8,466
                                                                ----------------
                                                                          35,679
                                                                ----------------
Total Asset-Backed Securities ............                               310,984
                                                                ----------------
GOVERNMENTS - SOVEREIGN BONDS - 0.6%
Governments - Sovereign Bonds - 0.6%
Brazil - 0.4%
Republic of Brazil
   8.25%, 1/20/34 ........................                100            122,250
                                                                ----------------
Peru - 0.2%
Republic of Peru
   8.375%, 5/03/16 .......................                 10             10,775
   9.875%, 2/06/15 .......................                 60             69,000
                                                                ----------------
                                                                          79,775
                                                                ----------------
Total Governments - Sovereign
    Bonds ................................                               202,025
                                                                ----------------
SUPRANATIONALS - 0.1%
European Investment Bank
   4.875%, 2/15/36 .......................                 30             33,066
                                                                ----------------
CORPORATES - NON-INVESTMENT GRADES (e) -
0.1%
Industrial - 0.1%
Basic - 0.0%
Westvaco Corp.
   8.20%, 1/15/30 ........................                 10              7,611
                                                                ----------------

                                     FSA-25

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2008 (Concluded)
--------------------------------------------------------------------------------
                                                Principal
                                                 Amount
                                                  (000)          U.S. $ Value
--------------------------------------------------------------------------------
Transportation - Airlines - 0.1%
United Air Lines, Inc.
   Series 071A
   6.636%, 7/02/22 .......................   $             29   $         16,841
                                                                ----------------
Total Corporates - Non-Investment
    Grades ...............................                                24,452
                                                                ----------------
GOVERNMENTS - SOVEREIGN AGENCIES - 0.1%
Governments - Sovereign Agencies - 0.1%
Germany - 0.1%
Landwirtschaftliche Rentenbank
   5.125%, 2/01/17 .......................                 20             22,718
                                                                ----------------
Total Long Term Securities
   (amortized cost $13,820,859) ..........                            12,212,699
                                                                ----------------
SHORT-TERM DEBT SECURITIES - 3.3%
Time Deposit - 3.3%
JPMorgan Nassau
   0.05%, 1/1/2009 .......................   $          1,142   $      1,142,176
                                                                ----------------
Total Short-Term Debt Securities - 3.3%
   (amortized cost $1,142,176) ...........                             1,142,176
                                                                ----------------
Total Investments - 99.4%
   (cost/amoritized cost
     $45,248,824) ........................                            34,197,051
Other assets less liabilities - 0.6% .....                               191,249
                                                                ----------------
Net Assets - 100.0% ......................                      $     34,388,300
                                                                ================

--------------------------------------------------
Country Diversification        % of Net Assets
--------------------------------------------------
United States....................      63.1%
United Kingdom...................       6.7
Japan............................       6.2
Germany..........................       3.6
France...........................       3.1
Switzerland......................       2.2
Australia........................       2.1
Canada...........................       2.0
Netherlands......................       1.6
Spain............................       1.1
Italy............................       1.0
Sweden...........................       0.9
Finland..........................       0.5
Norway...........................       0.4
Other............................       1.6
Cash and Equivalents, net........       3.9
Total............................     100.0%

(a)  Non-income producing security.
(b)  Variable rate coupon, rate shown as of December 31, 2008.
(c) Floating Rate Security. Stated interest rate was in effect at December 31, 2008.
(d) Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2008.
(e)  Unaudited, as to Investment grade determination.

     Glossary:
     ADR - American Depositary Receipt

     The accompanying notes are an integral part of these financial statements.

                                     FSA-26

-------------------------------------------------------------------------------
Separate Account No. 4 (Pooled)
of AXA Equitable Life Insurance Company

Statement of Assets and Liabilities
December 31, 2008
-------------------------------------------------------------------------------
Assets:
Investments (Notes 2 and 3):
 Common stocks -- at value (cost: $78,108,190)....................  $65,503,619
Due from AXA Equitable's General Account..........................      344,437
Due from custodian................................................        4,658
Interest and dividends receivable.................................       68,534
-------------------------------------------------------------------------------
Total assets......................................................   65,921,248
-------------------------------------------------------------------------------
Liabilities:
Payable for investment securities purchased.......................       15,206
Accrued expenses..................................................      230,120
-------------------------------------------------------------------------------
Total liabilities.................................................      245,326
-------------------------------------------------------------------------------
Net Assets........................................................  $65,675,922
===============================================================================
Amount retained by AXA Equitable in Separate Account No. 4........  $ 1,706,927
Net assets attributable to contract owners........................   45,877,015
Net assets allocated to contracts in payout period................   20,091,980
-------------------------------------------------------------------------------
Net Assets........................................................  $65,675,922
===============================================================================

                       Units Outstanding     Unit Values
                      -------------------  --------------
Institutional........               7,092  $      5,469.59
RIA..................               7,491           508.49
MRP..................             103,019           200.69
EPP..................               4,438           527.45
The accompanying notes are an integral part of these financial statements.

                                     FSA-27

--------------------------------------------------------------------------------
Separate Account No. 4 (Pooled)
of AXA Equitable Life Insurance Company



Statement of Operations
Year Ended December 31, 2008

-------------------------------------------------------------------------------------
Investment Income (Note 2):
Dividends (net of foreign taxes withheld of $28,854)  .                $    1,836,631
Interest.............................................................         105,685
-------------------------------------------------------------------------------------
Total investment income..............................................       1,942,316
-------------------------------------------------------------------------------------
Expenses (Note 5):
Investment management fees...........................................        (434,083)
Operating and expense charges........................................        (849,570)
-------------------------------------------------------------------------------------
Total expenses.......................................................      (1,283,653)
-------------------------------------------------------------------------------------
Net investment income................................................         658,663
-------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments (Note 2):
Realized loss from security and foreign currency transactions........      (5,160,027)
Change in unrealized appreciation/depreciation of investments........    (108,135,363)
-------------------------------------------------------------------------------------
Net realized and unrealized loss on investments......................    (113,295,390)
-------------------------------------------------------------------------------------
Net Decrease in Net Assets Attributable to Operations................  $ (112,636,727)
=====================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-28

--------------------------------------------------------------------------------
Separate Account No. 4 (Pooled)
of AXA Equitable Life Insurance Company

Statements of Changes in Net Assets

---------------------------------------------------------------------------------------------------------------------------
                                                                                               Year Ended December 31,
                                                                                                   2008             2007
---------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:
From Operations:
Net investment income....................................................................  $      658,663    $      489,892
Net realized gain (loss) on investments and foreign currency transactions................      (5,160,027)       94,104,905
Change in unrealized appreciation/depreciation of investments............................    (108,135,363)      (22,813,133)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets attributable to operations.........................    (112,636,727)       71,781,664
---------------------------------------------------------------------------------------------------------------------------
From Contributions and Withdrawals:
Contributions............................................................................      19,004,561        65,174,510
Withdrawals..............................................................................    (372,461,243)     (201,991,340)
Asset management fees....................................................................        (513,538)         (798,008)
Administrative fees......................................................................         (31,648)          (76,744)
---------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets attributable to contributions and withdrawals.................    (354,001,868)     (137,691,582)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets attributable to AXA Equitable's transactions.......           4,204            (6,261)
---------------------------------------------------------------------------------------------------------------------------
Decrease in Net Assets...................................................................    (466,634,391)      (65,916,179)
Net Assets -- Beginning of Year..........................................................     532,310,313       598,226,492
---------------------------------------------------------------------------------------------------------------------------
Net Assets -- End of Year................................................................  $   65,675,922    $  532,310,313
===========================================================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-29

--------------------------------------------------------------------------------
Separate Account No. 4 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2008
--------------------------------------------------------------------------------
Company                                           Shares         U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.7%
Information Technology - 31.0%
Communications Equipment - 6.2%
F5 Networks, Inc. (a) ....................             52,900   $      1,209,294
Juniper Networks, Inc. (a) ...............            104,710          1,833,472
QUALCOMM, Inc. ...........................             28,640          1,026,171
                                                                ----------------
                                                                       4,068,937
                                                                ----------------
Computers & Peripherals - 3.0%
Apple, Inc. (a) ..........................             22,901          1,954,600
                                                                ----------------
Electronic Equipment, Instruments &
Components - 1.7%
Dolby Laboratories, Inc.-Class A (a) .....             14,440            473,054
Mettler Toledo International, Inc. (a) ...              9,000            606,600
                                                                ----------------
                                                                       1,079,654
                                                                ----------------
Internet Software & Services - 3.8%
Google, Inc.-Class A (a) .................              8,130          2,501,195
                                                                ----------------
IT Services - 8.4%
Accenture Ltd.-Class A ...................             43,200          1,416,528
Alliance Data Systems Corp. (a) ..........             29,800          1,386,594
SAIC, Inc. (a) ...........................            114,760          2,235,525
Visa, Inc.-Class A .......................              9,600            503,520
                                                                ----------------
                                                                       5,542,167
                                                                ----------------
Software - 7.9%
Activision Blizzard, Inc. (a) ............            152,300          1,315,872
Adobe Systems, Inc. (a) ..................             21,060            448,368
Ansys, Inc. (a) ..........................             49,200          1,372,188
Salesforce.com, Inc. (a) .................             64,800          2,074,248
                                                                ----------------
                                                                       5,210,676
                                                                ----------------
                                                                      20,357,229
                                                                ----------------
Health Care - 29.4%
Biotechnology - 11.8%
Celgene Corp. (a) ........................             31,300          1,730,264
Genentech, Inc. (a) ......................             35,760          2,964,862
Gilead Sciences, Inc. (a) ................             59,110          3,022,885
                                                                ----------------
                                                                       7,718,011
                                                                ----------------
Health Care Equipment & Supplies - 8.9%
Alcon, Inc. ..............................             11,250          1,003,388
Baxter International, Inc. ...............             30,800          1,650,572
Becton Dickinson & Co. ...................              8,700            594,993
Covidien Ltd. ............................             29,600          1,072,704
Intuitive Surgical, Inc. (a) .............                950            120,640
Varian Medical Systems, Inc. (a) .........             40,600          1,422,624
                                                                ----------------
                                                                       5,864,921
                                                                ----------------
Health Care Providers & Services - 3.5%
Medco Health Solutions, Inc. (a) .........             55,550          2,328,100
                                                                ----------------
Life Sciences Tools & Services - 1.1%
Illumina, Inc. (a) .......................             27,000            703,350
                                                                ----------------
Pharmaceuticals - 4.1%
Teva Pharmaceutical Industries Ltd.
    (Sponsored) (ADR) ....................             63,370          2,697,661
                                                                ----------------
                                                                      19,312,043
                                                                ----------------
Industrials - 8.1%
Construction & Engineering - 3.3%
Fluor Corp. ..............................             23,500          1,054,445
Jacobs Engineering Group, Inc. (a) .......             23,680          1,139,008
                                                                ----------------
                                                                       2,193,453
                                                                ----------------
Electrical Equipment - 3.2%
Ametek, Inc. .............................             35,285          1,065,960
Emerson Electric Co. .....................             28,220          1,033,134
                                                                ----------------
                                                                       2,099,094
                                                                ----------------
Machinery - 1.6%
Danaher Corp. ............................             17,890          1,012,753
                                                                ----------------
                                                                       5,305,300
                                                                ----------------
Energy - 8.0%
Energy Equipment & Services - 6.3%
Cameron International Corp. (a) ..........             95,520          1,958,160
FMC Technologies, Inc. (a) ...............             20,200            481,366
National Oilwell Varco, Inc. (a) .........             18,900            461,916
Schlumberger Ltd. ........................             28,640          1,212,331
                                                                ----------------
                                                                       4,113,773
                                                                ----------------
Oil, Gas & Consumable Fuels - 1.7%
EOG Resources, Inc. ......................              8,900            592,562
XTO Energy, Inc. .........................             15,100            532,577
                                                                ----------------
                                                                       1,125,139
                                                                ----------------
                                                                       5,238,912
                                                                ----------------
Consumer Discretionary - 7.3%
Diversified Consumer Services - 2.7%
Strayer Education, Inc. ..................              8,360          1,792,468
                                                                ----------------
Hotels, Restaurants & Leisure - 1.6%
Yum! Brands, Inc. ........................             32,200          1,014,300
                                                                ----------------
Household Durables - 0.7%
NVR, Inc. (a) ............................              1,060            483,625
                                                                ----------------
Media - 0.9%
The DIRECTV Group, Inc. (a) ..............             25,700            588,787
                                                                ----------------
Multiline Retail - 1.4%
Kohl's Corp. (a) .........................             25,400            919,480
                                                                ----------------
                                                                       4,798,660
                                                                ----------------
Consumer Staples - 6.9%
Food Products - 3.6%
General Mills, Inc. ......................             29,400          1,786,050
Kellogg Co. ..............................             12,600            552,510
                                                                ----------------
                                                                       2,338,560
                                                                ----------------

                                     FSA-30

--------------------------------------------------------------------------------
Separate Account No. 4 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2008 (Concluded)
--------------------------------------------------------------------------------
Company                                           Shares        U.S. $ Value
--------------------------------------------------------------------------------
Household Products - 1.6%
Procter & Gamble Co. .....................             17,500   $      1,081,850
                                                                ----------------
Tobacco - 1.7%
Philip Morris International, Inc. ........             26,500          1,153,015
                                                                ----------------
                                                                       4,573,425
                                                                ----------------
Financials - 6.0%
Capital Markets - 3.5%
The Charles Schwab Corp. .................             76,060          1,229,890
Greenhill & Co., Inc. ....................             15,070          1,051,434
                                                                ----------------
                                                                       2,281,324
                                                                ----------------
Insurance - 2.5%
Aflac, Inc. ..............................             36,100          1,654,824
                                                                ----------------
                                                                       3,936,148
                                                                ----------------
Telecommunication Services - 2.2%
Wireless Telecommunication Services - 2.2%
American Tower Corp.-Class A (a) .........             50,200   $      1,471,864
                                                                ----------------
Materials - 0.8%
Chemicals - 0.8%
Monsanto Co. .............................              7,250            510,038
                                                                ----------------
Total Investments - 99.7%
   (cost $78,108,190) ....................                            65,503,619
Other assets less liabilities - 0.3% .....                               172,303
                                                                ----------------
Net Assets - 100.0% ......................                      $     65,675,922
                                                                ================

(a)  Non-income producing security.

     Glossary:
     ADR - American Depositary Receipt

     The accompanying notes are an integral part of these financial statements.

                                     FSA-31

--------------------------------------------------------------------------------
Separate Account No. 3 (Pooled)
of AXA Equitable Life Insurance Company



Statement of Assets and Liabilities
December 31, 2008
--------------------------------------------------------------------------------
Assets:
Investments (Notes 2 and 3):
 Common stocks -- at value (cost: $24,018,091).....................  $17,107,186
Due from AXA Equitable's General Account...........................       71,889
Interest and dividends receivable..................................       21,708
--------------------------------------------------------------------------------
Total assets.......................................................   17,200,783
--------------------------------------------------------------------------------
Liabilities:
Due from custodian.................................................        3,497
Accrued expenses...................................................       43,113
--------------------------------------------------------------------------------
Total liabilities..................................................       46,610
--------------------------------------------------------------------------------
Net Assets Attributable to Contractowners or in Accumulation.......  $17,154,173
================================================================================


                                             Units Outstanding     Unit Values
                                            -------------------  ---------------
Institutional........                                       222  $     17,535.26
RIA..................                                    11,521           162.98
MRP..................                                   338,102            33.60
EPP..................                                        --           162.98
The accompanying notes are an integral part of these financial statements.

                                     FSA-32

--------------------------------------------------------------------------------
Separate Account No. 3 (Pooled)
of AXA Equitable Life Insurance Company



Statement of Operations
Year Ended December 31, 2008

------------------------------------------------------------------------------------
Investment Income (Note 2):
Dividends............................................................  $     115,673
Interest.............................................................          5,252
------------------------------------------------------------------------------------
Total investment income..............................................        120,925
------------------------------------------------------------------------------------
Expenses (Note 5):
Investment management fees...........................................       (116,105)
Operating and expense charges........................................       (250,390)
------------------------------------------------------------------------------------
Total expenses.......................................................       (366,495)
------------------------------------------------------------------------------------
Net investment loss..................................................       (245,570)
------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments (Note 2):
Realized loss from security and foreign currency transactions........    (22,729,608)
Change in unrealized appreciation/depreciation of investments........     (5,710,789)
------------------------------------------------------------------------------------
Net realized and unrealized loss on investments......................    (28,440,397)
------------------------------------------------------------------------------------
Net Decrease in Net Assets Attributable to Operations................  $ (28,685,967)
====================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-33

--------------------------------------------------------------------------------
Separate Account No. 3 (Pooled)
of AXA Equitable Life Insurance Company



Statements of Changes in Net Assets

------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended December 31,
                                                                                               2008             2007
------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:
From Operations:
Net investment loss.....................................................................  $    (245,570)   $    (236,080)
Net realized gain (loss) on investments and foreign currency transactions...............    (22,729,608)      13,295,371
Change in unrealized appreciation/depreciation of investments...........................     (5,710,789)      (1,989,130)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets attributable to operations........................    (28,685,967)      11,070,161
------------------------------------------------------------------------------------------------------------------------
From Contributions and Withdrawals:
Contributions...........................................................................      9,697,929       18,538,674
Withdrawals.............................................................................    (54,443,599)     (35,708,206)
Asset management fees...................................................................       (120,901)        (176,734)
Administrative fees.....................................................................         (7,436)          (8,007)
------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets attributable to contributions and withdrawals................    (44,874,007)     (17,354,273)
------------------------------------------------------------------------------------------------------------------------
Decrease in Net Assets..................................................................    (73,559,974)      (6,284,112)
Net Assets Attributable to Contractowners or in Accumulation -- Beginning of Year.......     90,714,147       96,998,259
------------------------------------------------------------------------------------------------------------------------
Net Assets Attributable to Contractowners or in Accumulation -- End of Year.............  $  17,154,173    $  90,714,147
========================================================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-34

--------------------------------------------------------------------------------
Separate Account No. 3 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2008
--------------------------------------------------------------------------------
Company                                           Shares        U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.7%
Technology - 28.5%
Communications Technology - 4.3%
Juniper Networks, Inc. (a) ...............             42,408   $        742,564
                                                                ----------------
Computer Services Software & Systems -
12.3%
Equinix, Inc. (a) ........................              6,405            340,682
Mercadolibre, Inc. (a) ...................             15,700            257,637
Nuance Communications, Inc. (a) ..........             34,310            355,452
Red Hat, Inc. (a) ........................             38,745            512,209
Salesforce.com, Inc. (a) .................             17,331            554,765
Wind River Systems, Inc. (a) .............              9,800             88,494
                                                                ----------------
                                                                       2,109,239
                                                                ----------------
Computer Technology - 3.8%
NetApp, Inc. (a) .........................             45,841            640,399
                                                                ----------------
Electronics: Semi-Conductors/Components -
6.6%
Advanced Micro Devices, Inc. (a) .........             69,626            150,392
Netlogic Microsystems, Inc. (a) ..........             19,450            428,094
Silicon Laboratories, Inc. (a) ...........             22,369            554,304
                                                                ----------------
                                                                       1,132,790
                                                                ----------------
Electronics: Technology - 1.5%
Trimble Navigation Ltd. (a) ..............             11,800            254,998
                                                                ----------------
                                                                       4,879,990
                                                                ----------------
Consumer Discretionary - 16.9%
Communication & Media - 2.5%
Shanda Interactive Entertainment
    Ltd. (Sponsored) (ADR) (a) ...........             13,083            423,366
                                                                ----------------
Consumer Electronics - 4.0%
Activision Blizzard, Inc. (a) ............             36,500            315,360
Dolby Laboratories, Inc.-Class A (a) .....             11,338            371,433
                                                                ----------------
                                                                         686,793
                                                                ----------------
Education Services - 1.7%
New Oriental Education &
    Technology Group (Sponsored)
    (ADR) (a) ............................              5,400            296,514
                                                                ----------------
Hotel/Motel - 1.4%
Wynn Resorts Ltd. (a) ....................              5,665            239,403
                                                                ----------------
Leisure Time - 1.1%
Ctrip.com International Ltd. (ADR) .......              8,090            192,542
                                                                ----------------
Retail - 3.8%
Priceline.com, Inc. (a) ..................              4,700            346,155
Ross Stores, Inc. ........................              5,700            169,461
Urban Outfitters, Inc. (a) ...............              8,900            133,322
                                                                ----------------
                                                                         648,938
                                                                ----------------
Textiles Apparel Mfrs - 2.4%
Polo Ralph Lauren Corp.-Class A ..........              9,000            408,690
                                                                ----------------
                                                                       2,896,246
                                                                ----------------
Health Care - 12.8%
Biotechnology Research & Production - 4.2%
Alnylam Pharmaceuticals, Inc. (a) ........             10,700   $        264,611
Celera Corp. (a) .........................             41,440            461,227
                                                                ----------------
                                                                         725,838
                                                                ----------------
Drugs & Pharmaceuticals - 1.4%
Compugen Ltd. (a) ........................             33,260             14,302
Qiagen NV (a) ............................             12,200            214,232
                                                                ----------------
                                                                         228,534
                                                                ----------------
Electronics: Medical Systems - 2.1%
Illumina, Inc. (a) .......................             13,900            362,095
                                                                ----------------
Medical & Dental Instruments & Supplies -
5.1%
Cepheid, Inc. (a) ........................             46,276            480,345
Cerus Corp. (a) ..........................             80,690             56,483
Given Imaging Ltd. (a) ...................             40,660            336,665
                                                                ----------------
                                                                         873,493
                                                                ----------------
                                                                       2,189,960
                                                                ----------------
Financial Services - 12.5%
Diversified Financial Services - 6.8%
Interactive Brokers Group, Inc.-
    Class A (a) ..........................             25,700            459,773
Nasdaq Stock Market, Inc. (a) ............             28,514            704,581
                                                                ----------------
                                                                       1,164,354
                                                                ----------------
Financial Information Services - 2.0%
Move, Inc. (a) ...........................            215,177            344,283
                                                                ----------------
Securities Brokerage & Services - 3.7%
TD Ameritrade Holding Corp. (a) ..........             45,003            641,293
                                                                ----------------
                                                                       2,149,930
                                                                ----------------
Producer Durables - 9.2%
Electrical Equipment & Components - 1.4%
Baldor Electric Co. ......................             13,777            245,919
                                                                ----------------
Electronics: Instruments, Gauges & Meters
- 2.8%
Itron, Inc. (a) ..........................              7,400            471,676
                                                                ----------------
Homebuilding - 2.6%
DR Horton, Inc. ..........................             64,200            453,894
                                                                ----------------
Production Technology Equipment - 2.4%
Lam Research Corp. (a) ...................             19,106            406,576
                                                                ----------------
                                                                       1,578,065
                                                                ----------------
Materials & Processing - 8.4%
Chemicals - 0.9%
Air Products & Chemicals, Inc. ...........              3,100            155,837
                                                                ----------------
Engineering & Contracting Services - 5.2%
Quanta Services, Inc. (a) ................             17,300            342,540
URS Corp. (a) ............................             13,550            552,433
                                                                ----------------
                                                                         894,973
                                                                ----------------

                                     FSA-35

--------------------------------------------------------------------------------
Separate Account No. 3 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2008 (Concluded)
--------------------------------------------------------------------------------
Company                                           Shares        U.S. $ Value
--------------------------------------------------------------------------------
Metal Fabricating - 2.3%
Shaw Group, Inc. (a) .....................             19,200   $        393,024
                                                                ----------------
                                                                       1,443,834
                                                                ----------------
Autos and Transportation - 5.1%
Air Transport - 3.3%
Continental Airlines, Inc.-Class B (a) ...             31,893            575,988
                                                                ----------------
Auto Parts: Original Equip - 0.9%
BorgWarner, Inc. .........................              6,900            150,213
                                                                ----------------
Auto Trucks & Parts - 0.9%
PACCAR, Inc. .............................              5,300            151,580
                                                                ----------------
                                                                         877,781
                                                                ----------------
Other Energy - 4.8%
Machinery: Oil Well Equip & Services - 0.8%
FMC Technologies, Inc. (a) ...............              6,200            147,746
                                                                ----------------
Oil: Crude Producers - 4.0%
Denbury Resources, Inc. (a) ..............             47,637   $        520,196
Southwestern Energy Co. (a) ..............              5,600            162,232
                                                                ----------------
                                                                         682,428
                                                                ----------------
                                                                         830,174
                                                                ----------------
Utilities - 1.5%
Utilities: Electrical - 1.5%
ITC Holdings Corp. .......................              5,980            261,206
                                                                ----------------
Total Investments - 99.7%
   (cost $24,018,091) ....................                            17,107,186
Other assets less liabilities - 0.3% .....                                46,987
                                                                ----------------
Net Assets - 100.0% ......................                      $     17,154,173
                                                                ================

(a)  Non-income producing security.

     Glossary:
     ADR - American Depositary Receipt

     The accompanying notes are an integral part of these financial statements.

                                     FSA-36

Separate Account No. 66
of AXA Equitable Life Insurance Company

 -------------------------------------------------
|Statements of Assets and Liabilities              |----------------------------
|December 31, 2008                                 |
 -------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------
                                                   AXA Aggressive     AXA Conservative   AXA Conservative-     AXA Moderate
                                                     Allocation          Allocation       Plus Allocation       Allocation
------------------------------------------------------------------------------------------------------------------------------
Assets:
Investments in shares of The Trust - at fair
 value .......................................   $         487,686   $         603,888   $         494,147   $       2,151,811
Receivable for Trust shares sold .............                 432                  --                 342                  --
Receivable for policy-related transactions ...                  --               2,216                  --               8,446
------------------------------------------------------------------------------------------------------------------------------
   Total assets ..............................             488,118             606,104             494,489           2,160,257
------------------------------------------------------------------------------------------------------------------------------
Liabilities:
Payable for Trust shares purchased ...........                  --               2,216                  --               8,446
Payable for policy-related transactions ......                 439                  --                 342                  --
------------------------------------------------------------------------------------------------------------------------------
   Total liabilities .........................                 439               2,216                 342               8,446
------------------------------------------------------------------------------------------------------------------------------
Net assets ...................................   $         487,679   $         603,888   $         494,147   $       2,151,811
==============================================================================================================================
Accumulation Units ...........................             487,679             603,888             494,147           2,151,811
Retained by Equitable Life in Separate Account
 No.66 .......................................                  --                  --                  --                  --
------------------------------------------------------------------------------------------------------------------------------
Total net assets .............................   $         487,679   $         603,888   $         494,147   $       2,151,811
==============================================================================================================================
Investment in shares of the Trust - at cost ..   $         715,665   $         656,552   $         574,533   $       2,685,542
Trust shares held
 Class A .....................................                  --                  --                  --                  --
 Class B .....................................              59,821              66,122              56,576             183,053
Units outstanding (000's):
 MRP .........................................                  81                  67                  61                 284
 RIA .........................................                  --                  --                  --                  --
Unit value:
 MRP .........................................   $            6.03   $            9.05   $            8.14   $            7.60
 RIA .........................................   $              --   $              --   $              --   $              --

The accompanying notes are an integral part of these financial statements.

                                     FSA-37

Separate Account No. 66
of AXA Equitable Life Insurance Company

 -------------------------------------------------
|Statements of Assets and Liabilities (Continued) |-----------------------------
|December 31, 2008                                |
 -------------------------------------------------



-------------------------------------------------------------------------------------------------------------------------------
                                                               EQ/AllianceBernstein
                                                     AXA          Intermediate
                                                Moderate-Plus      Government        EQ/AllianceBernstein  EQ/AllianceBernstein
                                                  Allocation       Securities            International       Small Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
Assets:
Investments in shares of The Trust - at fair
 value .......................................  $     191,717  $          3,525,292  $         11,362,502  $            264,020
Receivable for Trust shares sold .............            155                 2,752                 5,343                   214
Receivable for policy-related transactions ...             --                    --                    --                    --
-------------------------------------------------------------------------------------------------------------------------------
   Total assets ..............................        191,872             3,528,044            11,367,845               264,234
-------------------------------------------------------------------------------------------------------------------------------
Liabilities:
Payable for Trust shares purchased ...........             --                    --                    --                    --
Payable for policy-related transactions ......            155                 2,751                 5,330                   210
-------------------------------------------------------------------------------------------------------------------------------
   Total liabilities .........................            155                 2,751                 5,330                   210
-------------------------------------------------------------------------------------------------------------------------------
Net assets ...................................  $     191,717  $          3,525,293  $         11,362,515  $            264,024
===============================================================================================================================
Accumulation Units ...........................        191,717             3,525,293            11,362,515               264,024
Retained by Equitable Life in Separate Account
 No.66 .......................................             --                    --                    --                    --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets .............................  $     191,717  $          3,525,293  $         11,362,515  $            264,024
===============================================================================================================================
Investment in shares of the Trust - at cost ..  $     264,622  $          3,532,195  $         21,173,755  $            463,570
Trust shares held
 Class A .....................................             --                 9,572             1,690,932                29,080
 Class B .....................................         21,878               347,773                    --                    --
Units outstanding (000's):
 MRP .........................................             28                   303                   807                    --
 RIA .........................................             --                    --                     9                     2
Unit value:
 MRP .........................................  $        6.81  $              11.32  $              12.85  $                 --
 RIA .........................................  $          --  $             210.03  $             114.54  $             123.37

The accompanying notes are an integral part of these financial statements.

                                     FSA-38

Separate Account No. 66
of AXA Equitable Life Insurance Company

 -------------------------------------------------
|Statements of Assets and Liabilities (Continued) |-----------------------------
|December 31, 2008                                |
 -------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                   EQ/BlackRock          EQ/BlackRock      EQ/Calvert Socially     EQ/Capital
                                                Basic Value Equity   International Value       Responsible       Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
Assets:
Investments in shares of The Trust - at fair
 value .......................................  $          151,731  $             35,302  $          1,064,202  $             59,347
Receivable for Trust shares sold .............                 128                    35                    --                    57
Receivable for policy-related transactions ...                  --                    --                 1,073                    --
------------------------------------------------------------------------------------------------------------------------------------
   Total assets ..............................             151,859                35,337             1,065,275                59,404
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
Payable for Trust shares purchased ...........                  --                    --                 1,073                    --
Payable for policy-related transactions ......                 128                    35                    --                    57
------------------------------------------------------------------------------------------------------------------------------------
   Total liabilities .........................                 128                    35                 1,073                    57
------------------------------------------------------------------------------------------------------------------------------------
Net assets ...................................  $          151,731  $             35,302  $          1,064,202  $             59,347
====================================================================================================================================
Accumulation Units ...........................             151,731                35,302             1,064,202                59,347
Retained by Equitable Life in Separate Account
 No.66 .......................................                  --                    --                    --                    --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets .............................  $          151,731  $             35,302  $          1,064,202  $             59,347
====================================================================================================================================
Investment in shares of the Trust - at cost ..  $          224,849  $             61,342  $          1,739,834  $             95,495
Trust shares held
 Class A .....................................                  --                    --                    --                    --
 Class B .....................................              15,659                 4,061               217,300                 6,755
Units outstanding (000's):
 MRP .........................................                  --                    --                   208                    --
 RIA .........................................                   1                    --                    --                     1
Unit value:
 MRP .........................................  $               --  $                 --  $               5.10  $                 --
 RIA .........................................  $           145.63  $             106.43  $              60.48  $              51.29

The accompanying notes are an integral part of these financial statements.

                                     FSA-39

Separate Account No. 66
of AXA Equitable Life Insurance Company

 -------------------------------------------------
|Statements of Assets and Liabilities (Continued) |-----------------------------
|December 31, 2008                                |
 -------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------
                                                     EQ/Capital        EQ/Equity 500       EQ/Evergreen       EQ/GAMCO Small
                                                 Guardian Research         Index               Omega           Company Value
------------------------------------------------------------------------------------------------------------------------------
Assets:
Investments in shares of The Trust - at fair
 value .......................................   $       4,506,649   $      12,553,966   $          75,849   $         601,368
Receivable for Trust shares sold .............                  --              67,516                  46                  --
Receivable for policy-related transactions ...               5,562                  --                  --                 643
------------------------------------------------------------------------------------------------------------------------------
   Total assets ..............................           4,512,211          12,621,482              75,895             602,011
------------------------------------------------------------------------------------------------------------------------------
Liabilities:
Payable for Trust shares purchased ...........               5,562                  --                  --                 643
Payable for policy-related transactions ......                  --              67,496                  46                  --
------------------------------------------------------------------------------------------------------------------------------
   Total liabilities .........................               5,562              67,496                  46                 643
------------------------------------------------------------------------------------------------------------------------------
Net assets ...................................   $       4,506,649   $      12,553,986   $          75,849   $         601,368
==============================================================================================================================
Accumulation Units ...........................           4,506,649          12,553,986              75,849             601,368
Retained by Equitable Life in Separate Account
 No.66 .......................................                  --                  --                  --                  --
------------------------------------------------------------------------------------------------------------------------------
Total net assets .............................   $       4,506,649   $      12,553,986   $          75,849   $         601,368
==============================================================================================================================
Investment in shares of the Trust - at cost ..   $       7,046,185   $      18,633,409   $         104,499   $         846,799
Trust shares held
 Class A .....................................                  --             102,891                  --                  --
 Class B .....................................             554,607             697,185              11,810              28,673
Units outstanding (000's):
 MRP .........................................                 409               1,811                  --                  74
 RIA .........................................                   1                   7                   1                  --
Unit value:
 MRP .........................................   $           10.79   $            6.04   $              --   $            8.08
 RIA .........................................   $           87.55   $          241.50   $           77.26   $              --

The accompanying notes are an integral part of these financial statements.

                                     FSA-40

Separate Account No. 66
of AXA Equitable Life Insurance Company

 -------------------------------------------------
|Statements of Assets and Liabilities (Continued) |-----------------------------
|December 31, 2008                                |
 -------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------------
                                                   EQ/International       EQ/JPMorgan Value     EQ/Large Cap      EQ/Large Cap
                                                       Core PLUS            Oppertunities         Core PLUS       Growth Index
--------------------------------------------------------------------------------------------------------------------------------
Assets:
Investments in shares of The Trust - at fair
 value .......................................   $          2,299,209   $             26,074   $        51,332   $        50,086
Receivable for Trust shares sold .............                  1,432                     21                47                47
Receivable for policy-related transactions ...                     --                     --                --                --
--------------------------------------------------------------------------------------------------------------------------------
   Total assets ..............................              2,300,641                 26,095            51,379            50,133
--------------------------------------------------------------------------------------------------------------------------------
Liabilities:
Payable for Trust shares purchased ...........                     --                     --                --                --
Payable for policy-related transactions ......                  1,432                     21                47                47
--------------------------------------------------------------------------------------------------------------------------------
   Total liabilities .........................                  1,432                     21                47                47
--------------------------------------------------------------------------------------------------------------------------------
Net assets ...................................   $          2,299,209   $             26,074   $        51,332   $        50,086
================================================================================================================================
Accumulation Units ...........................              2,299,209                 26,074            51,332            50,086
Retained by Equitable Life in Separate Account
 No.66 .......................................                     --                     --                --                --
--------------------------------------------------------------------------------------------------------------------------------
Total net assets .............................   $          2,299,209   $             26,074   $        51,332   $        50,086
================================================================================================================================
Investment in shares of the Trust - at cost ..   $          4,307,954   $             43,229   $        85,700   $        69,863
Trust shares held
 Class A .....................................                     --                     --                --                --
 Class B .....................................                338,170                  3,857             9,064             8,992
Units outstanding (000's):
 MRP .........................................                    273                     --                --
 RIA .........................................                     --                     --                 1                 1
Unit value:
 MRP .........................................   $               8.41   $                 --   $            --   $            --
 RIA .........................................   $              93.51   $              94.61   $         73.61   $         53.85

The accompanying notes are an integral part of these financial statements.

                                     FSA-41

Separate Account No. 66
of AXA Equitable Life Insurance Company

 -------------------------------------------------
|Statements of Assets and Liabilities (Continued) |-----------------------------
|December 31, 2008                                |
 -------------------------------------------------



------------------------------------------------------------------------------------------------------------------
                                                  EQ/Large Cap     EQ/Large Cap     EQ/Marsico       EQ/Mid Cap
                                                   Growth PLUS      Value PLUS         Focus            Index
------------------------------------------------------------------------------------------------------------------
Assets:
Investments in shares of The Trust - at fair
 value .......................................  $     2,344,104  $     6,544,984  $        87,275  $        19,462
Receivable for Trust shares sold .............           37,700            4,822               65               16
Receivable for policy-related transactions ...               --               --               --               --
------------------------------------------------------------------------------------------------------------------
   Total assets ..............................        2,381,804        6,549,806           87,340           19,478
------------------------------------------------------------------------------------------------------------------
Liabilities:
Payable for Trust shares purchased ...........               --               --               --               --
Payable for policy-related transactions ......           36,379            4,809               65               16
------------------------------------------------------------------------------------------------------------------
   Total liabilities .........................           36,379            4,809               65               16
------------------------------------------------------------------------------------------------------------------
Net assets ...................................  $     2,345,425  $     6,544,997  $        87,275  $        19,462
==================================================================================================================
Accumulation Units ...........................        2,345,425        6,544,997           87,275           19,462
Retained by Equitable Life in Separate Account
 No.66 .......................................               --               --               --               --
------------------------------------------------------------------------------------------------------------------
Total net assets .............................  $     2,345,425  $     6,544,997  $        87,275  $        19,462
==================================================================================================================
Investment in shares of the Trust - at cost ..  $     3,178,858  $    12,348,439  $       157,005  $        40,892
Trust shares held
 Class A .....................................               --          162,939               --               --
 Class B .....................................          214,181          683,524            8,513            3,949
Units outstanding (000's):
 MRP .........................................              547              653               --               --
 RIA .........................................                3               15                1               --
Unit value:
 MRP .........................................  $          3.84  $          8.09  $            --  $            --
 RIA .........................................  $         91.92  $         86.50  $        112.22  $         76.78

The accompanying notes are an integral part of these financial statements.

                                     FSA-42

Separate Account No. 66
of AXA Equitable Life Insurance Company

 -------------------------------------------------
|Statements of Assets and Liabilities (Continued) |-----------------------------
|December 31, 2008                                |
 -------------------------------------------------



-------------------------------------------------------------------------------------------------------------------------------
                                                  EQ/Mid Cap       EQ/Money              EQ/PIMCO            EQ/Quality Bond
                                                  Value PLUS        Market              Real Return               PLUS
-------------------------------------------------------------------------------------------------------------------------------
Assets:
Investments in shares of The Trust - at fair
 value .......................................  $   5,517,091  $             96,683  $          1,273,646  $            257,741
Receivable for Trust shares sold .............             --                    91                    --                   234
Receivable for policy-related transactions ...          3,313                    --                 7,412                    --
-------------------------------------------------------------------------------------------------------------------------------
   Total assets ..............................      5,520,404                96,774             1,281,058               257,975
-------------------------------------------------------------------------------------------------------------------------------
Liabilities:
Payable for Trust shares purchased ...........          3,313                    --                 7,412                    --
Payable for policy-related transactions ......             --                    86                    --                   231
-------------------------------------------------------------------------------------------------------------------------------
   Total liabilities .........................          3,313                    86                 7,412                   231
-------------------------------------------------------------------------------------------------------------------------------
Net assets ...................................  $   5,517,091  $             96,688  $          1,273,646  $            257,744
===============================================================================================================================
Accumulation Units ...........................      5,517,091                96,688             1,273,646               257,744
Retained by Equitable Life in Separate Account
 No.66 .......................................             --                    --                    --                    --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets .............................  $   5,517,091  $             96,688  $          1,273,646  $            257,744
===============================================================================================================================
Investment in shares of the Trust - at cost ..  $  10,929,076  $             96,683  $          1,464,561  $            295,731
Trust shares held
 Class A .....................................             --                96,680                    --                29,441
 Class B .....................................        904,490                    --               137,178                    --
Units outstanding (000's):
 MRP .........................................            580                    --                   119                    --
 RIA .........................................              2                     1                    --                     1
Unit value:
 MRP .........................................                 $               9.20  $                 --  $              10.71
 RIA .........................................  $      116.66  $             174.81  $                 --  $             208.88

The accompanying notes are an integral part of these financial statements.

                                     FSA-43

Separate Account No. 66
of AXA Equitable Life Insurance Company

 -------------------------------------------------
|Statements of Assets and Liabilities (Continued) |-----------------------------
|December 31, 2008                                |
 -------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------
                                                                                           EQ/Van Kampen
                                                 EQ/Small Company     EQ/T. Rowe Price    Emerging Markets      Multimanager
                                                       Index            Growth Stock           Equity            High Yield
-----------------------------------------------------------------------------------------------------------------------------
Assets:
Investments in shares of The Trust - at fair
 value .......................................  $          2,797,479  $            902  $          1,400,473  $       144,499
Receivable for Trust shares sold .............                 1,909                 1                 1,202              117
Receivable for policy-related transactions ...                    --                --                    --               --
-----------------------------------------------------------------------------------------------------------------------------
   Total assets ..............................             2,799,388               903             1,401,675          144,616
-----------------------------------------------------------------------------------------------------------------------------
Liabilities:
Payable for Trust shares purchased ...........                    --                --                    --               --
Payable for policy-related transactions ......                 1,909                 1                 1,202              114
-----------------------------------------------------------------------------------------------------------------------------
   Total liabilities .........................                 1,909                 1                 1,202              114
-----------------------------------------------------------------------------------------------------------------------------
Net assets ...................................  $          2,797,479  $            902  $          1,400,473  $       144,502
=============================================================================================================================
Accumulation Units ...........................             2,797,479               902             1,400,473          144,502
Retained by Equitable Life in Separate Account
 No.66 .......................................                    --                --                    --               --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets .............................  $          2,797,479  $            902  $          1,400,473  $       144,502
=============================================================================================================================
Investment in shares of the Trust - at cost ..  $          4,789,842  $          1,520  $          3,040,262  $       203,741
Trust shares held
 Class A .....................................                    --                --                    --           31,462
 Class B .....................................               413,332                73               183,798            9,098
Units outstanding (000's):
 MRP .........................................                   284                --                   168                4
 RIA .........................................                    --                --                     1                1
Unit value:
 MRP .........................................  $               9.87  $             --  $               6.96  $          7.72
 RIA .........................................  $                 --  $           5.81  $             247.63  $        170.57

The accompanying notes are an integral part of these financial statements.

                                     FSA-44

Separate Account No. 66
of AXA Equitable Life Insurance Company


 -------------------------------------------------
|Statements of Assets and Liabilities (Continued) |-----------------------------
|December 31, 2008                                |
 -------------------------------------------------



----------------------------------------------------------------------------------------------------------------------------------
                                                   Multimanager         Multimanager          Target 2015            Target 2025
                                                 Small Cap Value         Technology            Allocation            Allocation
----------------------------------------------------------------------------------------------------------------------------------
Assets:
Investments in shares of The Trust - at fair
 value .......................................   $        74,367   $          1,463,872   $            787,786   $         800,354
Receivable for Trust shares sold .............                54                    233                     --                 699
Receivable for policy-related transactions ...                --                     --                  2,336                  --
----------------------------------------------------------------------------------------------------------------------------------
   Total assets ..............................            74,421              1,464,105                790,122             801,053
----------------------------------------------------------------------------------------------------------------------------------
Liabilities:
Payable for Trust shares purchased ...........                --                     --                  2,336                  --
Payable for policy-related transactions ......                54                    233                     --                 699
----------------------------------------------------------------------------------------------------------------------------------
   Total liabilities .........................                54                    233                  2,336                 699
----------------------------------------------------------------------------------------------------------------------------------
Net assets ...................................   $        74,367   $          1,463,872   $            787,786   $         800,354
==================================================================================================================================
Accumulation Units ...........................            74,367              1,463,872                787,786             800,354
Retained by Equitable Life in Separate Account
 No.66 .......................................                --                     --                     --                  --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets .............................   $        74,367   $          1,463,872   $            787,786   $         800,354
==================================================================================================================================
Investment in shares of the Trust - at cost ..   $       140,551   $          2,332,807   $          1,012,057   $       1,076,793
Trust shares held
 Class A .....................................                --                     --                     --                  --
 Class B .....................................            10,730                213,135                109,846             117,493
Units outstanding (000's):
 MRP .........................................                --                    177                    113                 123
 RIA .........................................                 1                      1                     --                  --
Unit value:
 MRP .........................................   $            --   $               7.76   $               6.98   $            6.52
 RIA .........................................   $        128.25   $              81.78   $                 --   $              --

The accompanying notes are an integral part of these financial statements.

                                     FSA-45

Separate Account No. 66
of AXA Equitable Life Insurance Company

 -------------------------------------------------
|Statements of Assets and Liabilities (Concluded) |-----------------------------
|December 31, 2008                                |
 -------------------------------------------------



------------------------------------------------------------------------------------
                                                         Target 2035    Target 2045
                                                          Allocation     Allocation
------------------------------------------------------------------------------------
Assets:
Investments in shares of The Trust - at fair
 value ...............................................  $      94,937  $      71,958
Receivable for Trust shares sold .....................             --             75
Receivable for policy-related transactions ...........             13             --
------------------------------------------------------------------------------------
   Total assets ......................................         94,950         72,033
------------------------------------------------------------------------------------
Liabilities:
Payable for Trust shares purchased ...................             13             --
Payable for policy-related transactions ..............             --             75
------------------------------------------------------  -------------  -------------
   Total liabilities .................................             13             75
------------------------------------------------------------------------------------
Net assets ...........................................  $      94,937  $      71,958
====================================================================================
Accumulation Units ...................................         94,937         71,958
Retained by Equitable Life in Separate Account
 No.66 ...............................................             --             --
------------------------------------------------------------------------------------
Total net assets .....................................  $      94,937  $      71,958
====================================================================================
Investment in shares of the Trust - at cost ..........  $     136,656  $      98,295
Trust shares held
 Class A .............................................             --             --
 Class B .............................................         14,394         11,605
Units outstanding (000's):
 MRP .................................................             15             12
 RIA .................................................             --             --
Unit value:
 MRP .................................................  $        6.20  $        5.87
 RIA .................................................  $          --  $          --

The accompanying notes are an integral part of these financial statements.

                                     FSA-46

Separate Account No. 66
of AXA Equitable Life Insurance Company

 -------------------------------------------------
|Statements of Operations                         |-----------------------------
|For the Year Ended December 31, 2008             |
 -------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------------
                                                    AXA Aggressive     AXA Conservative    AXA Conservative-     AXA Moderate
                                                       Allocation          Allocation       Plus Allocation       Allocation
--------------------------------------------------------------------------------------------------------------------------------
Income and Expense:
 Investment Income:
   Dividends from The Trusts ....................  $           9,560   $          27,207   $          19,308   $          89,827
--------------------------------------------------------------------------------------------------------------------------------
 Expenses:
   Asset-based charges ..........................             (4,976)             (3,761)             (3,415)            (14,606)
--------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss) ....................              4,584              23,446              15,893              75,221
--------------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on
 Investments:
   Realized gain (loss) on investments ..........            (75,015)            (47,867)            (43,690)            (81,819)
   Realized gain distribution from The Trust ....             34,028               7,386              11,037              74,847
--------------------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss) .......................            (40,987)            (40,481)            (32,653)             (6,972)
--------------------------------------------------------------------------------------------------------------------------------
 Change in unrealized appreciation/(depreciation)
   of investments ...............................           (214,814)            (45,146)            (72,118)           (528,187)
--------------------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on
 Investments ....................................           (255,801)            (85,627)           (104,771)           (535,159)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (Decrease) In Net Assets From
 Operations .....................................  $        (251,217)  $         (62,181)  $         (88,878)  $        (459,938)
================================================================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-47

Separate Account No. 66
of AXA Equitable Life Insurance Company

 -------------------------------------------------
|Statements of Operations (Continued)             |-----------------------------
|For the Year Ended December 31, 2008             |
 -------------------------------------------------



---------------------------------------------------------------------------------------------------
                                                                               EQ/AllianceBernstein
                                                                                  Intermediate
                                                        AXA Moderate-Plus          Government
                                                            Allocation             Securities
---------------------------------------------------------------------------------------------------
Income and Expense:
 Investment Income:
   Dividends from The Trusts .......................   $              5,074    $            111,038
---------------------------------------------------------------------------------------------------
 Expenses:
   Asset-based charges .............................                 (1,642)                (30,423)
---------------------------------------------------------------------------------------------------
Net Investment Income (Loss) .......................                  3,432                  80,615
---------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on
 Investments:
   Realized gain (loss) on investments .............                (15,671)                 (5,224)
   Realized gain distribution from The Trust .......                 10,921                      --
---------------------------------------------------------------------------------------------------
 Net realized gain (loss) ..........................                 (4,750)                 (5,224)
---------------------------------------------------------------------------------------------------
 Change in unrealized appreciation/(depreciation)
   of investments ..................................                (69,983)                  4,967
---------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on
 Investments .......................................                (74,733)                   (257)
---------------------------------------------------------------------------------------------------
Net increase (Decrease) In Net Assets From
 Operations ........................................   $            (71,301)   $             80,358
===================================================================================================


----------------------------------------------------------------------------------------------------
                                                                                EQ/AllianceBernstein
                                                        EQ/AllianceBernstein         Small Cap
                                                            International             Growth
----------------------------------------------------------------------------------------------------
Income and Expense:
 Investment Income:
   Dividends from The Trusts ........................   $            538,952    $                 35
----------------------------------------------------------------------------------------------------
 Expenses:
   Asset-based charges ..............................               (164,562)                   (209)
----------------------------------------------------------------------------------------------------
Net Investment Income (Loss) ........................                374,390                    (174)
----------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on
 Investments:
   Realized gain (loss) on investments ..............              1,145,910                  10,222
   Realized gain distribution from The Trust ........                315,870                     528
----------------------------------------------------------------------------------------------------
 Net realized gain (loss) ...........................              1,461,780                  10,750
----------------------------------------------------------------------------------------------------
 Change in unrealized appreciation/(depreciation)
   of investments ...................................            (14,243,315)               (231,888)
----------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on
 Investments ........................................            (12,781,535)               (221,138)
----------------------------------------------------------------------------------------------------
Net increase (Decrease) In Net Assets From
 Operations .........................................   $        (12,407,145)   $           (221,312)
====================================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-48

Separate Account No. 66
of AXA Equitable Life Insurance Company

 -------------------------------------------------
|Statements of Operations (Continued)             |-----------------------------
|For the Year Ended December 31, 2008             |
 -------------------------------------------------



--------------------------------------------------------------------------
                                                         EQ/BlackRock
                                                      Basic Value Equity
--------------------------------------------------------------------------
Income and Expense:
 Investment Income:
   Dividends from The Trusts .......................  $              3,460
--------------------------------------------------------------------------
 Expenses:
   Asset-based charges .............................                    --
--------------------------------------------------------------------------
Net Investment Income (Loss) .......................                 3,460
--------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on
 Investments:
   Realized gain (loss) on investments .............               (42,141)
   Realized gain distribution from The Trust .......                 1,549
--------------------------------------------------------------------------
 Net realized gain (loss) ..........................               (40,592)
--------------------------------------------------------------------------
 Change in unrealized appreciation/(depreciation)
   of investments ..................................               (66,764)
--------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on
 Investments .......................................              (107,356)
--------------------------------------------------------------------------
Net increase (Decrease) In Net Assets From
 Operations ........................................  $           (103,896)
==========================================================================


-------------------------------------------------------------------------------------------------------------------------
                                                           EQ/BlackRock            EQ/Calvert            EQ/Capital
                                                       International Value    Socially Responsible     Guardian Growth
-------------------------------------------------------------------------------------------------------------------------
Income and Expense:
 Investment Income:
   Dividends from The Trusts ........................  $              1,316   $              4,445   $                149
-------------------------------------------------------------------------------------------------------------------------
 Expenses:
   Asset-based charges ..............................                    --                (13,143)                    --
-------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss) ........................                 1,316                 (8,698)                   149
-------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on
 Investments:
   Realized gain (loss) on investments ..............                 8,246                 13,520                  2,188
   Realized gain distribution from The Trust ........                 1,610                 19,464                     --
-------------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss) ...........................                 9,856                 32,984                  2,188
-------------------------------------------------------------------------------------------------------------------------
 Change in unrealized appreciation/(depreciation)
   of investments ...................................               (49,743)              (819,989)               (43,049)
-------------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on
 Investments ........................................               (39,887)              (787,005)               (40,861)
-------------------------------------------------------------------------------------------------------------------------
Net increase (Decrease) In Net Assets From
 Operations .........................................  $            (38,571)  $           (795,703)  $            (40,712)
=========================================================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-49

Separate Account No. 66
of AXA Equitable Life Insurance Company

 -------------------------------------------------
|Statements of Operations (Continued)             |-----------------------------
|For the Year Ended December 31, 2008             |
 -------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      EQ/GAMCO
                                                          EQ/Capital         EQ/Equity 500      EQ/Evergreen       Small Company
                                                       Guardian Research         Index              Omega              Value
---------------------------------------------------------------------------------------------------------------------------------
Income and Expense:
 Investment Income:
   Dividends from The Trusts .......................   $          62,700    $       302,627    $           523    $         4,158
---------------------------------------------------------------------------------------------------------------------------------
 Expenses:
   Asset-based charges .............................             (60,800)          (142,338)                --             (5,666)
---------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss) .......................               1,900            160,289                523             (1,508)
---------------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on
 Investments:
   Realized gain (loss) on investments .............             301,699            490,052             (2,013)           (35,271)
   Realized gain distribution from The Trust .......             110,495            169,166              1,630             21,606
---------------------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss) ..........................             412,194            659,218               (383)           (13,665)
---------------------------------------------------------------------------------------------------------------------------------
 Change in unrealized appreciation/(depreciation)
   of investments ..................................          (3,606,831)        (8,528,724)           (31,112)          (224,226)
---------------------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on
 Investments .......................................          (3,194,637)        (7,869,506)           (31,495)          (237,891)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (Decrease) In Net Assets From
 Operations ........................................   $      (3,192,737)   $    (7,709,217)   $       (30,972)   $      (239,399)
=================================================================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-50

Separate Account No. 66
of AXA Equitable Life Insurance Company

 -------------------------------------------------
|Statements of Operations (Continued)             |-----------------------------
|For the Year Ended December 31, 2008             |
 -------------------------------------------------



                                                   EQ/International        EQ/JPMorgan      EQ/Large Cap  EQ/Large Cap
                                                       Core PLUS      Value Opportunities    Core PLUS    Growth Index
----------------------------------------------------------------------------------------------------------------------
Income and Expense:
 Investment Income:
   Dividends from The Trusts ....................  $        53,441   $                687   $       254   $       101
----------------------------------------------------------------------------------------------------------------------
 Expenses:
   Asset-based charges ..........................          (35,846)                    --            --            --
----------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss) ....................           17,595                    687           254           101
----------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on
 Investments:
   Realized gain (loss) on investments ..........         (265,861)               (48,038)       (1,680)       27,890
   Realized gain distribution from The Trust ....           55,523                  2,436            --            --
----------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss) .......................         (210,338)               (45,602)       (1,680)       27,890
----------------------------------------------------------------------------------------------------------------------
 Change in unrealized appreciation/(depreciation)
   of investments ...............................       (1,851,915)                (8,252)      (31,672)      (72,640)
----------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on
 Investments ....................................       (2,062,253)               (53,854)      (33,352)      (44,750)
----------------------------------------------------------------------------------------------------------------------
Net increase (Decrease) In Net Assets From
 Operations .....................................  $    (2,044,658)  $            (53,167)  $   (33,098)  $   (44,649)
======================================================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-51

Separate Account No. 66
of AXA Equitable Life Insurance Company

 -------------------------------------------------
|Statements of Operations (Continued)             |-----------------------------
|For the Year Ended December 31, 2008             |
 -------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
                                                       EQ/Large Cap      EQ/Large Cap       EQ/Marsico        EQ/Mid Cap
                                                        Growth PLUS       Value PLUS           Focus            Index
---------------------------------------------------------------------------------------------------------------------------
Income and Expense:
 Investment Income:
   Dividends from The Trusts .......................  $         3,646   $       286,964   $         1,194   $           271
---------------------------------------------------------------------------------------------------------------------------
 Expenses:
   Asset-based charges .............................          (26,564)          (74,388)               --                --
---------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss) .......................          (22,918)          212,576             1,194               271
---------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on
 Investments:
   Realized gain (loss) on investments .............          160,935          (378,195)          (60,832)          (29,853)
   Realized gain distribution from The Trust .......               --                --             2,974               533
---------------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss) ..........................          160,935          (378,195)          (57,858)          (29,320)
---------------------------------------------------------------------------------------------------------------------------
 Change in unrealized appreciation/(depreciation)
   of investments ..................................       (1,595,524)       (5,220,497)          (65,041)           (6,346)
---------------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on
 Investments .......................................       (1,434,589)       (5,598,692)         (122,899)          (35,666)
---------------------------------------------------------------------------------------------------------------------------
Net increase (Decrease) In Net Assets From
 Operations ........................................  $    (1,457,507)  $    (5,386,116)  $      (121,705)  $       (35,395)
===========================================================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-52

Separate Account No. 66
of AXA Equitable Life Insurance Company

 -------------------------------------------------
|Statements of Operations (Continued)             |-----------------------------
|For the Year Ended December 31, 2008             |
 -------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
                                                         EQ/Mid Cap        EQ/Money           EQ/PIMCO      EQ/Quality Bond
                                                         Value PLUS         Market          Real Return          PLUS
---------------------------------------------------------------------------------------------------------------------------
Income and Expense:
 Investment Income:
   Dividends from The Trusts .......................  $       117,209   $        13,007   $        36,205   $        15,434
---------------------------------------------------------------------------------------------------------------------------
 Expenses:
   Asset-based charges .............................          (73,550)             (230)           (9,984)             (203)
---------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss) .......................           43,659            12,777            26,221            15,231
---------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on
 Investments:
   Realized gain (loss) on investments .............         (668,756)               10           (23,847)          (14,065)
   Realized gain distribution from The Trust .......               --                --            70,327                --
---------------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss) ..........................         (668,756)               10            46,480           (14,065)
---------------------------------------------------------------------------------------------------------------------------
 Change in unrealized appreciation/(depreciation)
   of investments ..................................       (3,173,341)              (10)         (205,856)          (26,821)
---------------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on
 Investments .......................................       (3,842,097)               --          (159,376)          (40,886)
---------------------------------------------------------------------------------------------------------------------------
Net increase (Decrease) In Net Assets From
 Operations ........................................  $    (3,798,438)  $        12,777   $      (133,155)  $       (25,655)
===========================================================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-53

Separate Account No. 66
of AXA Equitable Life Insurance Company

 -------------------------------------------------
|Statements of Operations (Continued)             |-----------------------------
|For the Year Ended December 31, 2008             |
 -------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                                                                                               EQ/Van Kampen
                                                      EQ/Small Company    EQ/T. Rowe Price    Emerging Markets      Multimanager
                                                            Index            Growth Stock          Equity            High Yield
-----------------------------------------------------------------------------------------------------------------------------------
Income and Expense:
 Investment Income:
   Dividends from The Trusts .......................  $          31,544   $              --   $           3,592   $          17,089
-----------------------------------------------------------------------------------------------------------------------------------
 Expenses:
   Asset-based charges .............................            (35,507)                 --             (20,364)               (255)
-----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss) .......................             (3,963)                 --             (16,772)             16,834
-----------------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on
 Investments:
   Realized gain (loss) on investments .............           (117,723)            (15,718)           (355,949)            (16,752)
   Realized gain distribution from The Trust .......            305,194                  --             129,084                  --
-----------------------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss) ..........................            187,471             (15,718)           (226,865)            (16,752)
-----------------------------------------------------------------------------------------------------------------------------------
 Change in unrealized appreciation/(depreciation)
   of investments ..................................         (1,705,009)              9,147          (1,654,662)            (48,459)
-----------------------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on
 Investments .......................................         (1,517,538)             (6,571)         (1,881,527)            (65,211)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (Decrease) In Net Assets From
 Operations ........................................  $      (1,521,501)  $          (6,571)  $      (1,898,299)  $         (48,377)
===================================================================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-54

Separate Account No. 66
of AXA Equitable Life Insurance Company

 -------------------------------------------------
|Statements of Operations (Continued)             |-----------------------------
|For the Year Ended December 31, 2008             |
 -------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
                                                        Multimanager     Multimanager      Target 2015        Target 2025
                                                      Small Cap Value     Technology        Allocation         Allocation
---------------------------------------------------------------------------------------------------------------------------
Income and Expense:
 Investment Income:
   Dividends from The Trusts .......................  $           266   $            --   $        28,610   $        27,662
---------------------------------------------------------------------------------------------------------------------------
 Expenses:
   Asset-based charges .............................               --           (20,184)           (5,785)           (5,085)
---------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss) .......................              266           (20,184)           22,825            22,577
---------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on
 Investments:
   Realized gain (loss) on investments .............          (37,778)           32,830           (66,907)           (6,348)
   Realized gain distribution from The Trust .......              538                --             7,505            10,101
---------------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss) ..........................          (37,240)           32,830           (59,402)            3,753
---------------------------------------------------------------------------------------------------------------------------
 Change in unrealized appreciation/(depreciation)
   of investments ..................................          (14,345)       (1,392,000)         (207,086)         (273,245)
---------------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on
 Investments .......................................          (51,585)       (1,359,170)         (266,488)         (269,492)
---------------------------------------------------------------------------------------------------------------------------
Net increase (Decrease) In Net Assets From
 Operations ........................................  $       (51,319)  $    (1,379,354)  $      (243,663)  $      (246,915)
===========================================================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-55

Separate Account No. 66
of AXA Equitable Life Insurance Company

 -------------------------------------------------
|Statements of Operations (Concluded)             |-----------------------------
|For the Year Ended December 31, 2008             |
 -------------------------------------------------



---------------------------------------------------------------------------------------
                                                       Target 2035        Target 2045
                                                        Allocation         Allocation
---------------------------------------------------------------------------------------
Income and Expense:
 Investment Income:
   Dividends from The Trusts .......................  $         3,014   $         1,984
---------------------------------------------------------------------------------------
 Expenses:
   Asset-based charges .............................             (823)             (636)
---------------------------------------------------------------------------------------
Net Investment Income (Loss) .......................            2,191             1,348
---------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on
 Investments:
   Realized gain (loss) on investments .............           (4,672)           (4,502)
   Realized gain distribution from The Trust .......            1,334             1,101
---------------------------------------------------------------------------------------
 Net realized gain (loss) ..........................           (3,338)           (3,401)
---------------------------------------------------------------------------------------
 Change in unrealized appreciation/(depreciation)
   of investments ..................................          (38,507)          (25,517)
---------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on
 Investments .......................................          (41,845)          (28,918)
---------------------------------------------------------------------------------------
Net increase (Decrease) In Net Assets From
 Operations ........................................  $       (39,654)  $       (27,570)
=======================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-56

Separate Account No. 66
of AXA Equitable Life Insurance Company

 ---------------------------------------------------------------
|Statements of Changes in Net Assets and Liabilities            |---------------
|For the Years Ended December 31,                               |
 ---------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                                                      AXA Aggressive             AXA Conservative          AXA Conservative-Plus
                                                      Allocation (a)              Allocation (a)               Allocation (b)
                                                 --------------------------  --------------------------  --------------------------
                                                     2008         2007          2008          2007          2008          2007
-----------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................. $      4,584  $      9,080  $     23,446  $      7,043  $     15,893  $      7,486
 Net realized gain (loss) on investments .......      (40,987)        7,880       (40,481)        2,076       (32,653)        4,201
 Change in unrealized appreciation
   (depreciation) of investments ...............     (214,814)      (13,172)      (45,146)       (7,518)      (72,118)       (8,268)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ....................................     (251,217)        3,788       (62,181)        1,601       (88,878)        3,419
-----------------------------------------------------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners .......      425,718       301,415       354,352        88,021       216,835       138,075
   Transfers between funds and guaranteed
    interest account, net ......................     (119,186)      150,754       114,676       114,669       108,626       121,741
   Transfers for contract benefits and
    terminations ...............................      (15,229)       (8,364)       (7,250)           --        (5,670)           --
   Contract maintenance charges ................           --            --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions ...................      291,303       443,805       461,778       202,690       319,791       259,816
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .....           --            --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..............       40,086       447,593       399,597       204,291       230,913       263,235
Net Assets--Beginning of Period ................      447,593            --       204,291            --       263,235            --
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets--End of Period ...................... $    487,679  $    447,593  $    603,888  $    204,291  $    494,148  $    263,235
===================================================================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-57

Separate Account No. 66
of AXA Equitable Life Insurance Company

 ---------------------------------------------------------------
|Statements of Changes in Net Assets and Liabilities (Continued)|---------------
|For the Years Ended December 31,                               |
 ---------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            EQ/AllianceBernstein
                                                      AXA Aggressive             AXA Conservative         Intermediate Government
                                                      Allocation (a)              Allocation (a)                 Securities
                                                 --------------------------  --------------------------  --------------------------
                                                     2008         2007          2008          2007          2008          2007
-----------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................. $     75,221  $      6,476  $      3,432  $      1,070  $     80,615  $    107,791
 Net realized gain (loss) on investments .......       (6,972)        2,199        (4,750)        6,138        (5,224)      (16,772)
 Change in unrealized appreciation
   (depreciation) of investments ...............     (528,187)       (5,544)      (69,983)       (2,922)        4,967        79,890
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ....................................     (459,938)        3,131       (71,301)        4,286        80,358       170,909
-----------------------------------------------------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners .......    3,200,322       239,209       189,489       246,239       795,711       744,189
   Transfers between funds and guaranteed
    interest account, net ......................     (630,209)        6,517        34,866      (190,118)       81,933      (173,138)
   Transfers for contract benefits and
    terminations ...............................     (207,221)           --       (21,744)           --      (664,817)     (247,278)
   Contract maintenance charges ................           --            --            --            --        (2,107)       (2,783)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions ...................    2,362,892       245,726       202,611        56,121       210,720       320,990
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .....           --            --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..............    1,902,954       248,857       131,310        60,407       291,078       491,899
Net Assets--Beginning of Period ................      248,857            --        60,407            --     3,234,215     2,742,316
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets--End of Period ...................... $  2,151,811  $    248,857  $    191,717  $     60,407  $  3,525,293  $  3,234,215
===================================================================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-58

Separate Account No. 66
of AXA Equitable Life Insurance Company

 ---------------------------------------------------------------
|Statements of Changes in Net Assets and Liabilities (Continued)|---------------
|For the Years Ended December 31,                               |
 ---------------------------------------------------------------



--------------------------------------------------------------------------------
                                                       EQ/AllianceBernstein
                                                          International
                                                 -------------------------------
                                                       2008             2007
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..................   $    374,390    $    143,942
 Net realized gain (loss) on investments .......      1,461,780       5,101,616
 Change in unrealized appreciation
   (depreciation) of investments ...............    (14,243,315)     (2,427,911)
------------------------------------------------   ------------    ------------
Net increase (decrease) in net assets from
 operations ....................................    (12,407,145)      2,817,647
------------------------------------------------   ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners .......      2,562,643       4,040,826
   Transfers between funds and guaranteed
    interest account, net ......................     (2,184,889)     (1,664,951)
   Transfers for contract benefits and
    terminations ...............................     (2,966,485)     (3,974,932)
   Contract maintenance charges ................        (21,566)        (30,085)
------------------------------------------------   ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ...................     (2,610,297)     (1,629,142)
------------------------------------------------   ------------    ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .....             --              --
------------------------------------------------   ------------    ------------
Increase (Decrease) in Net Assets ..............    (15,017,442)      1,188,505
Net Assets--Beginning of Period ................     26,379,957      25,191,452
------------------------------------------------   ------------    ------------
Net Assets--End of Period ......................   $ 11,362,515    $ 26,379,957
================================================   ============    ============

------------------------------------------------------------------------------------------------------------------
                                                        EQ/AllianceBernstein                 EQ/BlackRock
                                                           Small Cap Growth               Basic Value Equity
                                                      ----------------------------    ----------------------------
                                                          2008           2007            2008             2007
------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .....................   $       (174)   $       (365)   $      3,460    $      4,460
 Net realized gain (loss) on investments ..........         10,750         278,137         (40,592)         42,784
 Change in unrealized appreciation
   (depreciation) of investments ..................       (231,888)       (158,310)        (66,764)        (44,147)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations .......................................       (221,312)        119,462        (103,896)          3,097
------------------------------------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ..........         14,290          12,083          52,185          38,639
   Transfers between funds and guaranteed
    interest account, net .........................         (4,567)       (239,507)         56,393          (5,366)
   Transfers for contract benefits and
    terminations ..................................        (98,416)       (290,914)       (242,663)        (42,896)
   Contract maintenance charges ...................         (4,025)         (5,782)         (2,975)         (3,476)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions ......................        (92,718)       (524,120)       (137,060)        (13,099)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 ........             --              --              --              --
------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets .................       (314,030)       (404,658)       (240,956)        (10,002)
Net Assets--Beginning of Period ...................        578,054         982,712         392,687         402,689
------------------------------------------------------------------------------------------------------------------
Net Assets--End of Period .........................   $    264,024    $    578,054    $    151,731    $    392,687
==================================================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-59

Separate Account No. 66
of AXA Equitable Life Insurance Company

 ---------------------------------------------------------------
|Statements of Changes in Net Assets and Liabilities (Continued)|---------------
|For the Years Ended December 31,                               |
 ---------------------------------------------------------------



---------------------------------------------------------------------------------
                                                            EQ/BlackRock
                                                         International Value
                                                     ----------------------------
                                                         2008            2007
---------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $      1,316    $      5,090
 Net realized gain (loss) on investments .........          9,856          88,032
 Change in unrealized appreciation
   (depreciation) of investments .................        (49,743)        (51,385)
---------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ......................................        (38,571)         41,737
---------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners .........          6,670           2,472
   Transfers between funds and guaranteed
    interest account, net ........................         (6,448)       (149,194)
   Transfers for contract benefits and
    terminations .................................       (189,536)        (27,886)
   Contract maintenance charges ..................         (1,293)         (3,372)
---------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       (190,607)       (177,980)
---------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .......             --              --
---------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ................       (229,178)       (136,243)
Net Assets--Beginning of Period ..................        264,480         400,723
---------------------------------------------------------------------------------
Net Assets--End of Period ........................   $     35,302    $    264,480
=================================================================================

------------------------------------------------------------------------------------------------------
                                                            EQ/Calvert            EQ/Capital Guardian
                                                       Socially Responsible              Growth
                                                     ------------------------    ---------------------
                                                        2008           2007         2008        2007
------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).....................   $   (8,698)   $  (13,097)   $      149   $     --
 Net realized gain (loss) on investments..........       32,984       137,401         2,188        387
 Change in unrealized appreciation
   (depreciation) of investments..................     (819,989)       35,503       (43,049)     2,952
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations.......................................     (795,703)      159,807       (40,712)     3,339
------------------------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners..........      462,695       392,455        18,697      5,143
   Transfers between funds and guaranteed
    interest account, net.........................      (94,425)     (124,099)       (1,505)    71,840
   Transfers for contract benefits and
    terminations..................................     (153,063)     (206,051)      (16,985)        --
   Contract maintenance charges...................          (32)          (26)       (1,015)    (1,158)
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions......................      215,175        62,279          (808)    75,825
------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66........           --            --            --         --
------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets.................     (580,528)      222,086       (41,520)    79,164
Net Assets--Beginning of Period...................    1,644,730     1,422,644       100,867     21,703
------------------------------------------------------------------------------------------------------
Net Assets--End of Period.........................   $1,064,202    $1,644,730    $   59,347   $100,867
======================================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-60

Separate Account No. 66
of AXA Equitable Life Insurance Company

 ---------------------------------------------------------------
|Statements of Changes in Net Assets and Liabilities (Continued)|---------------
|For the Years Ended December 31,                               |
 ---------------------------------------------------------------



---------------------------------------------------------------------------------------
                                                           EQ/Capital Guardian
                                                               Research (d)
                                                     ----------------------------------
                                                          2008                2007
---------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $         1,900    $         5,714
 Net realized gain (loss) on investments .........           412,194            666,775
 Change in unrealized appreciation
   (depreciation) of investments .................        (3,606,831)          (746,029)
---------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ......................................        (3,192,737)           (73,540)
---------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners .........           996,708          1,108,155
   Transfers between funds and guaranteed
    interest account, net ........................          (647,960)         1,434,951
   Transfers for contract benefits and
    terminations .................................        (1,199,962)          (859,959)
   Contract maintenance charges ..................            (3,079)            (4,134)
---------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .....................          (854,293)         1,679,013
---------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .......                --                 --
---------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ................        (4,047,030)         1,605,473
Net Assets--Beginning of Period ..................         8,553,679          6,948,206
---------------------------------------------------------------------------------------
Net Assets--End of Period ........................   $     4,506,649    $     8,553,679
=======================================================================================

------------------------------------------------------------------------------------------------------------------------
                                                       EQ/Equity 500 Index                    EQ/Evergreen Omega
                                                ----------------------------------    ----------------------------------
                                                      2008              2007                2008              2007
------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...............   $       160,289    $       109,659    $           523    $            --
 Net realized gain (loss) on investments ....           659,218          1,358,199               (383)             5,928
 Change in unrealized appreciation
   (depreciation) of investments ............        (8,528,724)          (521,393)           (31,112)             5,751
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations .................................        (7,709,217)           946,465            (30,972)            11,679
------------------------------------------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ....         2,845,567          4,042,957                712                230
   Transfers between funds and guaranteed
    interest account, net ...................        (1,328,525)        (1,613,529)              (423)              (281)
   Transfers for contract benefits and
    terminations ............................        (3,241,885)        (3,621,380)            (6,982)               (15)
   Contract maintenance charges .............           (26,846)           (39,384)              (726)              (741)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions ................        (1,751,689)        (1,231,336)            (7,419)              (807)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 ..                --                 --                 --                 --
------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ...........        (9,460,906)          (284,871)           (38,391)            10,872
Net Assets--Beginning of Period .............        22,014,892         22,299,763            114,240            103,368
------------------------------------------------------------------------------------------------------------------------
Net Assets--End of Period ...................   $    12,553,986    $    22,014,892    $        75,849    $       114,240
========================================================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-61

Separate Account No. 66
of AXA Equitable Life Insurance Company

 ---------------------------------------------------------------
|Statements of Changes in Net Assets and Liabilities (Continued)|---------------
|For the Years Ended December 31,                               |
 ---------------------------------------------------------------



---------------------------------------------------------------------------------
                                                             EQ/GAMCO
                                                        Small Company Value
                                                     ----------------------------
                                                          2008             2007
---------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $     (1,508)   $     (2,383)
 Net realized gain (loss) on investments .........        (13,665)         43,078
 Change in unrealized appreciation
   (depreciation) of investments .................       (224,226)        (23,905)
---------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ......................................       (239,399)         16,790
---------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners .........        287,851         373,178
   Transfers between funds and guaranteed
    interest account, net ........................         95,984          67,850
   Transfers for contract benefits and
    terminations .................................        (92,323)        (84,162)
   Contract maintenance charges ..................             --              --
---------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        291,512         356,866
---------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .......             --              --
---------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ................         52,113         373,656
Net Assets--Beginning of Period ..................        549,255         175,599
---------------------------------------------------------------------------------
Net Assets--End of Period ........................   $    601,368    $    549,255
=================================================================================

-----------------------------------------------------------------------------------------------------------
                                                         EQ/International                EQ/JPMorgan
                                                             Core PLUS               Value Opportunities
                                                    --------------------------    -------------------------
                                                         2008           2007          2008          2007
-----------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).....................  $      17,595   $  (27,610)   $       687   $     4,369
 Net realized gain (loss) on investments..........       (210,338)   1,181,290        (45,602)       79,794
 Change in unrealized appreciation
   (depreciation) of investments..................     (1,851,915)    (624,499)        (8,252)      (81,891)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations.......................................     (2,044,658)     529,181        (53,167)        2,272
-----------------------------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners..........        862,028    1,188,977            103         2,098
   Transfers between funds and guaranteed
    interest account, net.........................       (350,920)    (648,250)            --       (68,131)
   Transfers for contract benefits and
    terminations..................................       (718,122)    (319,919)      (208,112)      (43,451)
   Contract maintenance charges...................           (452)        (645)        (1,610)       (3,183)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions......................       (207,466)     220,163       (209,619)     (112,667)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66........             --           --             --            --
-----------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets.................     (2,252,124)     749,344       (262,786)     (110,395)
Net Assets--Beginning of Period...................      4,551,333    3,801,989        288,860       399,255
-----------------------------------------------------------------------------------------------------------
Net Assets--End of Period.........................  $   2,299,209   $4,551,333    $    26,074   $   288,860
===========================================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-62

Separate Account No. 66
of AXA Equitable Life Insurance Company

 ---------------------------------------------------------------
|Statements of Changes in Net Assets and Liabilities (Continued)|---------------
|For the Years Ended December 31,                               |
 ---------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------
                                                              EQ/Large Cap                   EQ/Large Cap
                                                               Core PLUS                     Growth Index
                                                     ----------------------------    ----------------------------
                                                         2008            2007            2008            2007
-----------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $        254    $      1,249    $        101    $         --
 Net realized gain (loss) on investments .........         (1,680)         21,055          27,890          13,394
 Change in unrealized appreciation
   (depreciation) of investments .................        (31,672)        (18,602)        (72,640)         21,150
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ......................................        (33,098)          3,702         (44,649)         34,544
-----------------------------------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners .........          2,277           7,190          17,200          13,481
   Transfers between funds and guaranteed
    interest account, net ........................           (977)           (185)         (2,813)         (2,403)
   Transfers for contract benefits and
    terminations .................................        (14,543)             --        (185,157)        (49,475)
   Contract maintenance charges ..................           (835)           (993)         (1,452)         (2,521)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        (14,078)          6,012        (172,222)        (40,918)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .......             --              --              --              --
-----------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ................        (47,176)          9,714        (216,871)         (6,374)
Net Assets--Beginning of Period ..................         98,508          88,794         266,957         273,331
-----------------------------------------------------------------------------------------------------------------
Net Assets--End of Period ........................   $     51,332    $     98,508    $    (50,086)   $    266,957
=================================================================================================================

----------------------------------------------------------------------------------
                                                             EQ/Large Cap
                                                              Growth PLUS
                                                      ----------------------------
                                                           2008           2007
----------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .....................   $    (22,918)   $    (16,755)
 Net realized gain (loss) on investments ..........        160,935         253,830
 Change in unrealized appreciation
   (depreciation) of investments ..................     (1,595,524)        207,299
----------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations .......................................     (1,457,507)        444,374
----------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ..........        697,320         624,987
   Transfers between funds and guaranteed
    interest account, net .........................       (118,424)        183,702
   Transfers for contract benefits and
    terminations ..................................       (591,516)       (573,256)
   Contract maintenance charges ...................         (4,571)         (6,125)
----------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions ......................        (17,191)        229,308
----------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 ........             --              --
----------------------------------------------------------------------------------
Increase (Decrease) in Net Assets .................     (1,474,698)        673,682
Net Assets--Beginning of Period ...................      3,820,123       3,146,441
----------------------------------------------------------------------------------
Net Assets--End of Period .........................   $  2,345,425    $  3,820,123
==================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-63

Separate Account No. 66
of AXA Equitable Life Insurance Company

 ---------------------------------------------------------------
|Statements of Changes in Net Assets and Liabilities (Continued)|---------------
|For the Years Ended December 31,                               |
 ---------------------------------------------------------------



---------------------------------------------------------------------------------
                                                            EQ/Large Cap
                                                           Value PLUS (c)
                                                   ------------------------------
                                                         2008            2007
---------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $    212,576    $     87,111
 Net realized gain (loss) on investments .........       (378,195)      1,657,396
 Change in unrealized appreciation
   (depreciation) of investments .................     (5,220,497)     (2,477,213)
---------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ......................................     (5,386,116)       (732,706)
---------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners .........      1,442,905       2,322,508
   Transfers between funds and guaranteed
    interest account, net ........................     (1,278,018)      2,381,596
   Transfers for contract benefits and
    terminations .................................     (2,063,473)     (1,543,185)
   Contract maintenance charges ..................        (21,507)        (15,876)
---------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .....................     (1,920,093)      3,145,043
---------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .......             --             991
---------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ................     (7,306,209)      2,413,328
Net Assets--Beginning of Period ..................     13,851,206      11,437,878
---------------------------------------------------------------------------------
Net Assets--End of Period ........................   $  6,544,997    $ 13,851,206
=================================================================================

------------------------------------------------------------------------------------------------------------------
                                                            EQ/Marsico Focus               EQ/Mid Cap Index
                                                      ----------------------------    ----------------------------
                                                           2008          2007              2008          2007
------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .....................   $      1,194    $        595    $        271    $         --
 Net realized gain (loss) on investments ..........        (57,858)         68,456         (29,320)         37,378
 Change in unrealized appreciation
   (depreciation) of investments ..................        (65,041)        (27,240)         (6,346)        (23,532)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations .......................................       (121,705)         41,811         (35,395)         13,846
------------------------------------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ..........           (226)          8,827           3,100           3,453
   Transfers between funds and guaranteed
    interest account, net .........................        (20,319)         59,647         (76,851)        (99,343)
   Transfers for contract benefits and
    terminations ..................................       (128,385)       (215,453)             --        (144,914)
   Contract maintenance charges ...................         (2,362)         (2,717)           (485)           (796)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions ......................       (151,292)       (149,696)        (74,236)       (241,600)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 ........             --              --              --              --
------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets .................       (272,997)       (107,885)       (109,631)       (227,754)
Net Assets--Beginning of Period ...................        360,272         468,157         129,093         356,847
------------------------------------------------------------------------------------------------------------------
Net Assets--End of Period .........................   $     87,275    $    360,272    $     19,462    $    129,093
==================================================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-64

Separate Account No. 66
of AXA Equitable Life Insurance Company

 ---------------------------------------------------------------
|Statements of Changes in Net Assets and Liabilities (Continued)|---------------
|For the Years Ended December 31,                               |
 ---------------------------------------------------------------



---------------------------------------------------------------------------------
                                                             EQ/Mid Cap
                                                             Value PLUS
                                                     ----------------------------
                                                         2008            2007
---------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $     43,659    $     (5,701)
 Net realized gain (loss) on investments .........       (668,756)      2,879,949
 Change in unrealized appreciation
   (depreciation) of investments .................     (3,173,341)     (3,104,665)
---------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ......................................     (3,798,438)       (230,417)
---------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners .........      1,218,914       2,172,231
   Transfers between funds and guaranteed
    interest account, net ........................       (918,712)     (1,346,686)
   Transfers for contract benefits and
    terminations .................................     (1,124,047)     (1,502,796)
   Contract maintenance charges ..................         (2,513)         (4,612)
---------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       (826,358)       (681,863)
---------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .......             --              --
---------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ................     (4,624,796)       (912,280)
Net Assets--Beginning of Period ..................     10,141,887      11,054,167
---------------------------------------------------------------------------------
Net Assets--End of Period ........................   $  5,517,091    $ 10,141,887
=================================================================================

------------------------------------------------------------------------------------------------------------------------------
                                                                                                          EQ/PIMCO
                                                              EQ/Money Market                            Real Return
                                                      ----------------------------------    ----------------------------------
                                                            2008              2007                2008                2007
------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .....................   $        12,777    $        45,368    $        26,221    $         5,100
 Net realized gain (loss) on investments ..........                10                 63             46,480              5,317
 Change in unrealized appreciation
   (depreciation) of investments ..................               (10)               (50)          (205,856)            18,513
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations .......................................            12,777             45,381           (133,155)            28,930
------------------------------------------------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ..........            54,290            587,612            799,599            196,207
   Transfers between funds and guaranteed
    interest account, net .........................            81,842           (262,750)           328,540             60,132
   Transfers for contract benefits and
    terminations ..................................        (1,110,816)          (594,771)           (79,020)           (10,891)
   Contract maintenance charges ...................            (4,750)            (7,418)                --                 --
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions ......................          (979,434)          (277,327)         1,049,119            245,448
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 ........                --                 --                 --                 --
------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets .................          (966,657)          (231,946)           915,964            274,378
Net Assets--Beginning of Period ...................         1,063,345          1,295,291            357,682             83,304
------------------------------------------------------------------------------------------------------------------------------
Net Assets--End of Period .........................   $        96,688    $     1,063,345    $     1,273,646    $       357,682
==============================================================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-65

Separate Account No. 66
of AXA Equitable Life Insurance Company

 ---------------------------------------------------------------
|Statements of Changes in Net Assets and Liabilities (Continued)|---------------
|For the Years Ended December 31,                               |
 ---------------------------------------------------------------



---------------------------------------------------------------------------------
                                                             EQ/Quality
                                                              Bond PLUS
                                                     ----------------------------
                                                         2008            2007
---------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $     15,231    $     25,585
 Net realized gain (loss) on investments .........        (14,065)         (4,398)
 Change in unrealized appreciation
   (depreciation) of investments .................        (26,821)          3,138
---------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ......................................        (25,655)         24,325
---------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners .........         19,739          28,610
   Transfers between funds and guaranteed
    interest account, net ........................        (17,982)         13,453
   Transfers for contract benefits and
    terminations .................................       (174,177)       (152,190)
   Contract maintenance charges ..................         (4,248)         (5,314)
---------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       (176,668)       (115,441)
---------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .......             --              --
---------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ................       (202,323)        (91,116)
Net Assets--Beginning of Period ..................        460,067         551,183
---------------------------------------------------------------------------------
Net Assets--End of Period ........................   $    257,744    $    460,067
=================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                EQ/Small                    EQ/T. Rowe Price
                                                             Company Index                Growth Stock (b) (e)
                                                      ----------------------------    ----------------------------
                                                          2008             2007            2008           2007
------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .....................   $     (3,963)   $     11,441    $         --    $         93
 Net realized gain (loss) on investments ..........        187,471         545,641         (15,717)         18,349
 Change in unrealized appreciation
   (depreciation) of investments ..................     (1,705,009)       (678,714)          9,147         (21,032)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations .......................................     (1,521,501)       (121,632)         (6,570)         (2,590)
------------------------------------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ..........        726,480       1,064,693              --             214
   Transfers between funds and guaranteed
    interest account, net .........................       (478,921)       (670,472)             --         128,369
   Transfers for contract benefits and
    terminations ..................................       (569,906)       (538,578)       (117,745)             --
   Contract maintenance charges ...................             --              --            (379)           (397)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions ......................       (322,347)       (144,357)       (118,124)        128,186
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 ........             --              --              --              --
------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets .................     (1,843,848)       (265,989)       (124,694)        125,596
Net Assets--Beginning of Period ...................      4,641,327       4,907,316         125,596              --
------------------------------------------------------------------------------------------------------------------
Net Assets--End of Period .........................   $  2,797,479    $  4,641,327    $        902    $    125,596
==================================================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-66

Separate Account No. 66
of AXA Equitable Life Insurance Company

 ---------------------------------------------------------------
|Statements of Changes in Net Assets and Liabilities (Continued)|---------------
|For the Years Ended December 31,                               |
 ---------------------------------------------------------------



---------------------------------------------------------------------------------
                                                            EQ/Van Kampen
                                                       Emerging Markets Equity
                                                     ----------------------------
                                                         2008            2007
---------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $    (16,772)   $    (12,066)
 Net realized gain (loss) on investments .........       (226,865)        877,965
 Change in unrealized appreciation
   (depreciation) of investments .................     (1,654,662)       (165,948)
---------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ......................................     (1,898,299)        699,951
---------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners .........        905,220       1,573,222
   Transfers between funds and guaranteed
    interest account, net ........................       (469,478)        497,789
   Transfers for contract benefits and
    terminations .................................       (982,737)       (280,347)
   Contract maintenance charges ..................         (5,741)         (8,682)
---------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       (552,736)      1,781,982
---------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .......             --              --
---------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ................     (2,451,035)      2,481,933
Net Assets--Beginning of Period ..................      3,851,508       1,369,575
---------------------------------------------------------------------------------
Net Assets--End of Period ........................   $  1,400,473    $  3,851,508
=================================================================================

------------------------------------------------------------------------------------------------------------------
                                                            Multimanager                      Multimanager
                                                             High Yield                      Small Cap Value
                                                     -----------------------------    ----------------------------
                                                         2008         2007                 2008          2007
------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .....................   $     16,834    $     18,252    $        266    $        847
 Net realized gain (loss) on investments ..........        (16,752)          5,086         (37,240)         21,947
 Change in unrealized appreciation
   (depreciation) of investments ..................        (48,459)         (7,559)        (14,345)        (49,026)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations .......................................        (48,377)         15,779         (51,319)        (26,232)
------------------------------------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ..........         82,528          13,588           8,196           4,115
   Transfers between funds and guaranteed
    interest account, net .........................        (61,891)          1,018         (26,161)       (202,960)
   Transfers for contract benefits and
    terminations ..................................        (60,853)       (249,161)        (93,477)       (130,415)
   Contract maintenance charges ...................         (1,915)         (4,080)         (1,388)         (3,143)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions ......................        (42,131)       (238,635)       (112,830)       (332,403)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 ........             --              --              --              --
------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets .................        (90,508)       (222,856)       (164,149)       (358,635)
Net Assets--Beginning of Period ...................        235,010         457,866         238,516         597,151
------------------------------------------------------------------------------------------------------------------
Net Assets--End of Period .........................   $    144,502    $    235,010    $     74,367    $    238,516
==================================================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-67

Separate Account No. 66
of AXA Equitable Life Insurance Company

 ---------------------------------------------------------------
|Statements of Changes in Net Assets and Liabilities (Continued)|---------------
|For the Years Ended December 31,                               |
 ---------------------------------------------------------------



---------------------------------------------------------------------------------
                                                           Multimanager
                                                            Technology
                                                     ----------------------------
                                                         2008           2007
---------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $    (20,184)   $    (23,772)
 Net realized gain (loss) on investments .........         32,830         253,362
 Change in unrealized appreciation
   (depreciation) of investments .................     (1,392,000)        173,057
---------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ......................................     (1,379,354)        402,647
---------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners .........        436,853         630,317
   Transfers between funds and guaranteed
    interest account, net ........................        (87,095)       (112,478)
   Transfers for contract benefits and
    terminations .................................       (275,478)       (538,914)
   Contract maintenance charges ..................         (1,863)         (3,678)
---------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         72,417         (24,753)
---------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .......             --              --
---------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ................     (1,306,937)        377,894
Net Assets--Beginning of Period ..................      2,770,809       2,392,915
---------------------------------------------------------------------------------
Net Assets--End of Period ........................   $  1,463,872    $  2,770,809
=================================================================================

------------------------------------------------------------------------------------------------------------------
                                                              Target 2015                    Target 2025
                                                             Allocation (a)                 Allocation (a)
                                                      ----------------------------    ----------------------------
                                                          2008            2007            2008            2007
------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .....................   $     22,825    $     11,086    $     22,577    $      2,333
 Net realized gain (loss) on investments ..........        (59,402)          2,771           3,753             910
 Change in unrealized appreciation
   (depreciation) of investments ..................       (207,086)        (17,185)       (273,245)         (3,194)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations .......................................       (243,663)         (3,328)       (246,915)             49
------------------------------------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ..........        580,038         406,775         447,788          77,662
   Transfers between funds and guaranteed
    interest account, net .........................        149,598          77,517         484,054          43,919
   Transfers for contract benefits and
    terminations ..................................       (144,151)        (35,000)         (6,203)             --
   Contract maintenance charges ...................             --              --              --              --
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions ......................        585,485         449,292         925,639         121,581
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 ........             --              --              --              --
------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets .................        341,822         445,964         678,724         121,630
Net Assets--Beginning of Period ...................        445,964              --         121,630              --
------------------------------------------------------------------------------------------------------------------
Net Assets--End of Period .........................   $    787,786    $    445,964    $    800,354    $    121,630
==================================================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-68

Separate Account No. 66
of AXA Equitable Life Insurance Company

 ---------------------------------------------------------------
|Statements of Changes in Net Assets and Liabilities (Continued)|---------------
|For the Years Ended December 31,                               |
 ---------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------
                                                             Target 2035                      Target 2045
                                                            Allocation (a)                  Allocation (a)
                                                     ----------------------------    ----------------------------
                                                          2008           2007            2008           2007
-----------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $      2,191    $      1,240    $      1,348    $        228
 Net realized gain (loss) on investments .........         (3,338)            221          (3,401)            335
 Change in unrealized appreciation
   (depreciation) of investments .................        (38,507)         (3,211)        (25,517)           (820)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ......................................        (39,654)         (1,750)        (27,570)           (257)
-----------------------------------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners .........         92,976          29,373         101,366          14,494
   Transfers between funds and guaranteed
    interest account, net ........................        (15,585)         36,460          16,380           2,440
   Transfers for contract benefits and
    terminations .................................         (6,883)             --         (34,895)             --
   Contract maintenance charges ..................             --              --              --              --
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         70,508          65,833          82,851          16,934
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .......             --              --              --              --
-----------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ................         30,854          64,083          55,281          16,677
Net Assets--Beginning of Period ..................         64,083              --          16,677              --
-----------------------------------------------------------------------------------------------------------------
Net Assets--End of Period ........................   $     94,937    $     64,083    $     71,958    $     16,677
=================================================================================================================

(a)  Made available on May 1, 2007
(b)  Made available on July 6, 2007
(c) A substitution of EQ/AllianceBernstein Value was made for EQ/AllianceBernstein Growth and Income on August 17, 2007
(d) A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007
(e) A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007


The accompanying notes are an integral part of these financial statements.

                                     FSA-69

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


------------------------------
Notes to Financial Statements
December 31, 2008
------------------------------

1. Organization

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled), and 66 (collectively, the Funds or Accounts) of AXA Equitable Life Insurance Company ("AXA Equitable"), a subsidiary of AXA Financial, Inc., were established and maintained in conformity with the New York State Insurance Law. Pursuant to such law, to the extent provided in the applicable contracts, the net assets in the Funds are not chargeable with liabilities arising out of any other business of AXA Equitable. These financial statements reflect the financial position and results of operations for each of the Separate Account Nos. 13, 10, 4, 3 and each of the variable investment options of Separate Account No. 66. Annuity contracts issued by AXA Equitable are Retirement Investment Account ("RIA"), Members Retirement Program ("MRP"), and Equi-Pen-Plus ("EPP") (collectively, the Plans). Institutional reflects investments in Funds by contract owners of group annuity contracts issued by AXA Equitable. Assets of the Plans and Institutional are invested in a number of investment Funds (available Funds vary by Plan).

Separate Account No. 66 consists of 38 investment options. The Account invests in shares of mutual funds of EQ Advisors Trust ("EQAT") and AXA Premier VIP Trust ("VIP") (collectively "The Trusts"). The Trusts are open-end diversified management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Account.

The contractowners invest in Separate Account Nos. 13, 10, 4, 3 and 66 under the following respective names:

     RIA

    Separate Account No. 13   The AllianceBernstein Bond Fund
    Separate Account No. 10   The AllianceBernstein Balanced Fund
    Separate Account No. 4    The AllianceBernstein Common Stock Fund
    Separate Account No. 3    The AllianceBernstein Mid Cap Growth Fund
    Separate Account No. 66:  EQ/AllianceBernstein Intermediate    EQ/Large Cap Core PLUS(d)
                               Government Securities               EQ/Large Cap Growth Index
                              EQ/AllianceBernstein International   EQ/Large Cap Growth PLUS(e)
                              EQ/AllianceBernstein Small Cap       EQ/Large Cap Value PLUS(f)
                               Growth                              EQ/Marsico Focus
                              EQ/BlackRock Basic Value             EQ/Mid Cap Index
                               Equity(a)                           EQ/Mid Cap Value PLUS(f)
                              EQ/BlackRock International           EQ/Money Market
                               Value(b)                            EQ/Quality Bond PLUS
                              EQ/Calvert Socially Responsible      EQ/T. Rowe Price Growth Stock(k)
                              EQ/Capital Guardian Growth           EQ/Van Kampen Emerging
                              EQ/Capital Guardian Research          Markets Equity
                              EQ/Equity 500 Index                  Multimanager High Yield(g)
                              EQ/Evergreen Omega                   Multimanager Small Cap Value(h)
                              EQ/International Core PLUS(c)        Multimanager Technology(i)
                              EQ/JPMorgan Value Opportunities

    MRP
    Separate Account No. 10   The AllianceBernstein Balanced Fund
    Separate Account No. 4    The AllianceBernstein Common Stock Fund

                                     FSA-70

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


------------------------------------------
Notes to Financial Statements (Continued)
December 31, 2008
------------------------------------------

1. Organization (Concluded)


    Separate Account No. 3   The AllianceBernstein Mid Cap Growth
                             Fund


    Separate Account No. 66:   AXA Aggressive Allocation(j)         EQ/Large Cap Core PLUS(d)
                               AXA Conservative Allocation(j)       EQ/Large Cap Growth PLUS(e)
                               AXA Conservative-Plus                EQ/Mid Cap Value PLUS(f)
                                 Allocation(k)                      EQ/PIMCO Real Return
                               AXA Moderate Allocation(j)           EQ/Small Company Index
                               AXA Moderate-Plus Allocation(k)      EQ/Van Kampen Emerging
                               EQ/AllianceBernstein Intermediate     Markets Equity
                                Government Securities               Multimanager High Yield(j)
                               EQ/AllianceBernstein International   Multimanager Technology(i)
                               EQ/Calvert Socially Responsible      Target 2015 Allocation(j)
                               EQ/Capital Guardian Research         Target 2025 Allocation(j)
                               EQ/Equity 500 Index                  Target 2035 Allocation(j)
                               EQ/GAMCO Small Company               Target 2045 Allocation(j)
                                Value

     EPP
    Separate Account No. 10   The AllianceBernstein Balanced Fund
    Separate Account No. 4    The AllianceBernstein Common Stock Fund

     Institutional
    Separate Account No. 13   Intermediate Duration Bond Account
    Separate Account No. 10   Strategic Balanced Management Account
    Separate Account No. 4    Growth Stock Account
    Separate Account No. 3    Mid Cap Growth Stock Account

-----------
(a)   Formerly known as EQ/Mercury Basic Value Equity
(b)   Formerly known as EQ/Mercury International Value
(c)   Formerly known as EQ/Capital Guardian International
(d)   Formerly known as EQ/MFS Investors Trust
(e)   Formerly known as EQ/MFS Emerging Growth Companies
(f)   Formerly known as EQ/FI Mid Cap Value
(g)   Formerly known as AXA Premier VIP High Yield
(h)   Formerly known as EQ/Small Cap Value
(i)   Formerly known as AXA Premier VIP Technology
(j)   Made available on May 01, 2007
(k)   Made available on July 06, 2007


Under applicable insurance law, the assets and liabilities of the Accounts are clearly identified and distinguished from AXA Equitable's other assets and liabilities. The assets of the Accounts are the property of AXA Equitable. However, the portion of the Accounts' assets attributable to the contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct. The excess of assets over reserves and other contract liabilities, if any, in Separate Account Nos. 4 and 66 may be transferred to AXA Equitable's General Account. AXA Equitable's General Account is subject to creditor rights.

Each of the variable investment options of the Account bears indirectly exposure to the market, credit, and

                                     FSA-71

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


------------------------------------------
Notes to Financial Statements (Continued)
December 31, 2008
------------------------------------------

1. Organization (Concluded)

liquidity risks of the Portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Trusts, which were distributed by AXA Equitable to the contractowners.

The amount retained by AXA Equitable in Separate Account Nos. 4 and 66 arises principally from (1) contributions from AXA Equitable, (2) expense risk charges accumulated in the account, and (3) that portion, determined ratably, of the account's investment results applicable to those assets in the account in excess of the net assets for the contracts. Amounts retained by AXA Equitable are not subject to charges for expense risks.


2. Significant Accounting Policies

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
(GAAP). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Effective January 1, 2008, AXA Equitable adopted SFAS No. 157, "Fair Value Measurements." SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair measurements that are already required or permitted by other accounting standards. Fair value is defined under SFAS No. 157 as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset in an orderly transaction between market participants on the measurement date. The adoption of SFAS No. 157 had no impact on the net assets of the Funds.

SFAS No. 157 also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.


                                     FSA-72

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


------------------------------------------
Notes to Financial Statements (Continued)
December 31, 2008
------------------------------------------

2. Significant Accounting Policies (Continued)



                                 Fair Value Measurements at December 31, 2008
                                                    Level 1
                         -------------------------------------------------------------
                          Separate    Separate     Separate     Separate     Separate
                           Account     Account      Account      Account     Account
                           No. 13      No. 10        No. 4        No. 3       No. 66
                         ---------- ------------ ------------ ------------ -----------
Assets
Investments:
Common Stock............            20,768,331   65,503,619   17,107,186   64,331,937
Cash Equivalents........ 307,048     1,653,293      427,432       98,710
                         -------    ----------   ----------   ----------   ----------
Total -- Level 1........ 307,048    22,421,624   65,931,051   17,205,896   64,331,937
                         =======    ==========   ==========   ==========   ==========


                                                                      Level 2
                                                 -------------------------------------------------
Common Stocks...................................              73,845
Long-term debt securities....................... 17,687,466   11,400,593
Participation in Separate Account No. 2A........
                                                 ----------   ----------    -----      -----      -----
Total -- Level 2................................ 17,687,466   11,474,438    -----      -----      -----
                                                 ==========   ==========    =====      =====      =====


                                                                 Level 3
                                  ---------------------------------------------------------------------
Long-term debt securities........    707,572       812,107
                                     -------       -------       -------       -------       -------
Total -- Level 3.................    707,572       812,107            --            --            --
                                     -------       -------    ----------    ----------    ----------
Total............................ 18,702,086    34,708,169    65,931,051    17,205,896    64,331,937
                                  ==========    ==========    ==========    ==========    ==========


                                     FSA-73

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


------------------------------------------
Notes to Financial Statements (Continued)
December 31, 2008
------------------------------------------

2. Significant Accounting Policies (Continued)


                                                            Level 3 Instruments
                                             --------------------------------------------------
                                                          Fair Value Measurements
                                             --------------------------------------------------
                                                                      Separate      Separate
                                                                       Account       Account
                                                                        No. 13        No. 10
                                                                    ------------- -------------
Discrete fourth quarter:
Balance, September 30, 2008.................                         1,092,254       919,812
Total gains (losses) realized and unrealized
 included in earnings as:
Investment gains (losses), net..............                          (208,912)     (152,979)
Purchases/sales, net........................                           (41,370)       45,274
Transfers into/out of Level 3...............                          (134,400)           --
                                                                      ---------     --------
Balance, December 31, 2008..................                           707,572       812,107
                                                                      ---------     --------

                                                                      Separate      Separate
                                                                       Account       Account
                                                                        No. 13        No. 10
                                                                    ------------- -------------
Full year 2008
Balance, December 31, 2007..................                         2,249,979     1,810,852
Total gains (losses) realized and unrealized
 included in earnings as:
Investment gains (losses), net..............                          (544,278)     (611,887)
Purchases/sales, net........................                          (739,090)     (386,858)
Transfers into/out of Level 3...............                          (259,039)           --
                                                                     ---------     ---------
Balance, December 31, 2008..................                           707,572       812,107
                                                                     ---------     ---------

                                                                      Separate      Separate
                                                                       Account       Account
                                                                        No. 13        No. 10
                                                                    ------------- -------------
Level 3 Instruments:
Fourth Quarter 2008 Still Held at
 December 31, 2008
Change in unrealized gains and losses
Long-term debt securities...................                          (209,507)     (153,009)
                                                                      --------      --------
Total.......................................                          (209,507)     (153,009)
                                                                      --------      --------

                                                                      Separate      Separate
                                                                       Account       Account
                                                                        No. 13        No. 10
                                                                    ------------- -------------
Full year 2008
Still Held at December 31, 2008:
Change in unrealized gains and losses
Long-term debt securities...................                          (478,815)     (601,330)
                                                                      --------      --------
Total.......................................                          (478,815)     (601,330)
                                                                      --------      --------

Investment securities for Separate Account Nos. 13, 10, 4 and 3 are valued as follows:

Stocks listed on national securities exchanges and certain over-the-counter issues traded on the National

                                     FSA-74

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


------------------------------------------
Notes to Financial Statements (Continued)
December 31, 2008
------------------------------------------

2. Significant Accounting Policies (Continued)

Association of Securities Dealers, Inc. Automated Quotation (NASDAQ) national market system are valued at the last sale price, or, if there is no sale, at the latest available bid price.

Foreign securities not traded directly, or in American Depositary Receipt (ADR) form in the United States, are valued at the last sale price in the local currency on an exchange in the country of origin. Foreign currency is converted into its U.S. dollar equivalent at current exchange rates.

Forward contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

United States Treasury securities and other obligations issued or guaranteed by the United States Government, its agencies or instrumentalities are valued at representative quoted prices.

Long-term (i.e., maturing in more than a year) publicly traded corporate bonds are valued at prices obtained from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where AXA Equitable and Alliance deem it appropriate to do so, an over-the-counter or exchange quotation may be used.

Convertible preferred stocks listed on national securities exchanges are valued at their last sale price or, if there is no sale, at the latest available bid price.

Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more major dealers in such securities; where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stock.

Other assets that do not have a readily available market price are valued at fair value as determined in good faith by AXA Equitable's investment officers.

Short-term debt securities purchased directly by the AXA Equitable Funds, which mature in 60 days or less, are valued at amortized cost. Short-term debt securities, which mature in more than 60 days, are valued at representative quoted prices.

The value of the investments in Separate Account No. 66 held in the Trusts is calculated by multiplying the number of shares held in each Portfolio by the net asset value per share of that Portfolio determined as of the close of business each day. The net asset value is determined by the Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities. For Separate Account No. 66, realized gains and losses include (1) gains and losses on redemptions of Trust shares (determined on the identified cost basis) and (2) Trust distributions representing the net realized gains on Trust investment transactions. Dividends and distributions of capital gains of the Trusts are automatically reinvested on the ex-dividend date.

Security transactions are recorded on the trade date. Amortized cost of debt securities where applicable is adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date; interest income (including amortization of premium and discount on securities using the effective yield method) is accrued daily. Realized gains and losses on the sale of investments are computed on the basis of the identified cost of the related investments sold.

Transactions denominated in foreign currencies are recorded at the rate prevailing at the date of such transactions. Asset and liability accounts that are denominated in a foreign currency are adjusted to reflect the current exchange rate at the end of the period. Transaction gains or losses resulting from changes in the exchange rate during the reporting period or upon settlement of the foreign currency transactions are reflected


                                     FSA-75

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


------------------------------------------
Notes to Financial Statements (Continued)
December 31, 2008
------------------------------------------

2. Significant Accounting Policies (Concluded)

under "Realized and Unrealized Gain (Loss) on Investments" in the Statement of Operations.

Separate Account No. 10 may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign security holdings.

Forward contracts are agreements to buy or sell a foreign currency for a set price in the future. During the period the forward contracts are open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. The realized gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. The use of forward transactions involves the risk of imperfect correlation in movements in the price of forward contracts, interest rates and the underlying hedged assets.

Forward contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The contract amounts of these forward contracts reflect the extent of the Fund's exposure to off-balance sheet risk. The Fund bears the market risk that arises from any changes in security values. Forward contracts are entered into directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to the contract. There is no daily margin settlement and the Fund is exposed to the risk of default by the counterparty.

At December 31, 2008, Separate Account No. 10 had no outstanding forward currency contracts to buy/sell foreign currencies.

Net assets allocated to contracts in the payout period are computed according to various mortality tables, depending on the year the benefits were purchased. The tables used are the 1971 GAM table, the 1983 GAM table, and the 1994 GAR. The assumed investment returns vary by contract and range from 4 percent to 6.5 percent. The contracts are participating group annuities, and, thus, the mortality risk is borne by the contractholder, as long as the contract has not been discontinued. AXA Equitable retains the ultimate obligation to pay the benefits if the contract funds become insufficient and the contractholder elects to discontinue the contract.

Amounts due to/from the General Account or receivable/payable for policy related transactions represent receivables/payables for policy related transactions predominately related to premiums, surrenders and death benefits.

Payments received from contractowners represent contributions under the contracts (excluding amounts allocated to the guaranteed interest option, reflected in the General Account). The amount allocated to the guaranteed interest option earns interest at the current guaranteed interest rate, which is an annual effective rate.

The operations of the Account are included in the federal income tax return of AXA Equitable, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to contracts participating in the Funds by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of the contracts participating in the Account. Accordingly, no provision for federal income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax incurred which is applicable to the Account if the law is changed.


                                     FSA-76

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


------------------------------------------
Notes to Financial Statements (Continued)
December 31, 2008
------------------------------------------

3. Purchases and Sales on Investments

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2008 were as follows for Separate Account No. 66:

                                                                  Purchases          Sales
                                                                -------------    -------------
AXA Aggressive Allocation......................................   $ 468,442        $ 138,527
AXA Conservative Allocation....................................     788,946          296,337
AXA Conservative-Plus Allocation...............................     479,417          132,697
AXA Moderate Allocation........................................   3,470,766          957,808
AXA Moderate-Plus Allocation...................................     248,913           31,949
EQ/AllianceBernstein Intermediate Government Securities........   1,426,804        1,135,469
EQ/AllianceBernstein International.............................   2,383,553        4,303,589
EQ/AllianceBernstein Small Cap Growth..........................      14,330          106,693
EQ/BlackRock Basic Value Equity................................     133,716          265,767
EQ/BlackRock International Value...............................      16,729          204,411
EQ/Calvert Socially Responsible................................     478,481          252,541
EQ/Capital Guardian Growth.....................................      18,759           19,419
EQ/Capital Guardian Research...................................     848,967        1,590,866
EQ/Equity 500 Index............................................   2,755,604        4,177,836
EQ/Evergreen Omega.............................................       2,865            8,132
EQ/GAMCO Small Company Value...................................     483,383          171,773
EQ/International Core PLUS.....................................     902,738        1,037,086
EQ/JPMorgan Value Opportunities................................       3,227          209,722
EQ/Large Cap Core PLUS.........................................       2,530           16,354
EQ/Large Cap Growth Index......................................      16,652          188,773
EQ/Large Cap Growth PLUS.......................................     773,017          813,127
EQ/Large Cap Value PLUS........................................   1,306,253        3,013,770
EQ/Marsico Focus...............................................       5,471          151,096
EQ/Mid Cap Index...............................................       3,801           77,233
EQ/Mid Cap Value PLUS..........................................     855,320        1,638,019
EQ/Money Market................................................     470,333        1,436,990
EQ/PIMCO Real Return...........................................   1,847,226          701,560
EQ/Quality Bond PLUS...........................................      35,173          196,609
EQ/Small Company Index.........................................     883,648          904,765
EQ/T ROWE Price Growth Stock...................................           0          118,124
EQ/Van Kampen Emerging Markets Equity..........................   1,445,124        1,885,548
Multimanager High Yield........................................     113,631          138,928
Multimanager Small Cap Value...................................       5,052          117,079
Multimanager Technology........................................     489,079          436,844
Target 2015 Allocation.........................................     947,110          331,296
Target 2025 Allocation.........................................     973,363           15,046
Target 2035 Allocation.........................................      99,345           25,312
Target 2045 Allocation.........................................     120,439           35,139

Investment Security Transactions

For the year ended December 31, 2008, investment security transactions, excluding short-term debt securities, were as follows for Separate Account Nos. 13, 10, 4 and 3:


                                     FSA-77

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


------------------------------------------
Notes to Financial Statements (Continued)
December 31, 2008
------------------------------------------

3. Purchases and Sales on Investments (Concluded)


                                          Purchases                      Sales
                                ----------------------------- ----------------------------
                                    Stocks          U.S.          Stocks          U.S.
                                   and Debt      Government      and Debt      Government
              Fund                Securities    and Agencies    Securities    and Agencies
------------------------------- -------------- -------------- -------------- -------------
Separate Account No. 13........  $20,632,551     $7,449,413     $17,681,403    $9,722,697
Separate Account No. 10........   23,415,156      5,381,220      27,276,026     7,588,146
Separate Account No. 4.........  273,174,878             --     613,149,222            --
Separate Account No. 3.........   79,281,517             --     123,958,458            --

4. Related Party Transactions

In Separate Account No. 66 the assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of the Trusts. Shares are offered by the Trusts at net asset value. Shares in which the variable investment options are invested are in either one of two classes. Both classes are subject to fees for investment management and advisory services and other Trust expenses. One class of shares ("Class A shares") is not subject to distribution fees imposed pursuant to a distribution plan. The other class of shares ("Class B shares") is subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by the Trusts. The Rule 12b-1 Plans provide that the Trusts, on behalf of each Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.50% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. Under arrangements approved by each Trust Board of Trustees, the 12b-1 fee currently is limited to 0.25% of the average daily net assets. These fees are reflected in the net asset value of the shares.

AXA Equitable serves as investment manager of the Trusts and as such receives management fees for services performed in its capacity as investment manager of the Trusts. AXA Equitable oversees the activities of the investment advisors with respect to the Trusts and is responsible for retaining or discontinuing the services of those advisors. Fees generally vary depending on net asset levels of individual portfolios and range for EQAT and VIP from a low of 0.25% to a high of 1.20% of average daily net assets. AXA Equitable as investment manager pays expenses for providing investment advisory services to the Portfolios, including the fees of the Advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC, affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.

AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")) serves as an investment advisor for the EQ/AllianceBernstein Portfolios; EQ/Equity 500 Index and Separate Accounts 13, 10, 4 and 3; as well as a portion of AXA Premier VIP High Yield and EQ/Money Market. AllianceBernstein is a publicly traded limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

AXA Advisors is an affiliate of AXA Equitable, and a distributor and principal underwriter of the policies ("contracts"). AXA Advisors is registered with the Securities and Exchange Commission ("SEC") as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

The contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network") or its subsidiaries (affiliates of AXA Equitable). AXA Advisors receives commissions and other service-related payments under its distribution agreement with AXA Equitable and its networking agreement with AXA Network.


                                     FSA-78

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


------------------------------------------
Notes to Financial Statements (Continued)
December 31, 2008
------------------------------------------

4. Related Party Transactions (Concluded)

AXA Equitable, AllianceBernstein, and AXA Advisors seek to obtain the best price and execution of all orders placed for the portfolios of the Equitable Funds considering all circumstances. In addition to using brokers and dealers to execute portfolio security transactions for accounts under their management, AXA Equitable, AllianceBernstein, and AXA Advisors may also enter into other types of business and securities transactions with brokers and dealers, which will be unrelated to allocation of the AXA Equitable Funds' portfolio transactions.

On April 30, 2008, AXA Equitable transferred the assets related to the American Dental Associations Members Retirement Program ("ADA") from Separate Account No. 4 to Separate Account No. 206. The assets were transferred by redeeming units in The Growth Equity Fund, and purchasing units in fund(s) of EQ Advisors Trust. The fair value of ADA assets held in Separate Account No. 4 immediately prior to the transfer was $461,160,573. The fair value of assets transferred to Separate Account No. 206 was $202,949,503. Separate Account No. 4 realized a gain of $33,302,848 upon redemption of the ADA units. The fair value of assets remaining in Separate Account No. 4 immediately after the transfer was $258,632,096.

On September 30, 2008, AXA Equitable transferred the assets related to the interest of retirement and investment plan for employees, managers and agents of AXA Equitable from Separate Account No. 4 and 3 to Separate Account No. 210. The assets were transferred by redeeming units in Growth Stock Account and Mid Cap Growth Stock Account, and purchasing units in Separate Account No. 206 The fair value of units of interest of retirement and investment plan for employees, managers and agents of AXA Equitable assets held in Separate Account No. 4 and 3 immediately prior to the transfer were $95,670,700 and $40,840,415, respectively. The fair value of assets transferred to Separate Account No. 210 was $474,951,003. Separate Account No. 4 realized a loss of $6,494,458 and Separate Account No. 3 realized a loss of $6,715,841 upon redemption of units of interest of retirement and investment plan for employees, managers and agents of AXA Equitable. The fair value of assets remaining in Separate Account No. 4 and 3 immediately after the transfer were $87,362,105 and $23,148,570, respectively.


5. Asset Charges

Charges and fees relating to the Funds are paid to AXA Equitable and are deducted in accordance with the terms of the various contracts which participate in the Funds. Depending upon the terms of a contract, sales-related fees and operating expenses are paid (i) by a reduction of an appropriate number of Fund units or (ii) by a direct payment.

RIA

Charges and fees relating to the Funds are paid to AXA Equitable and are deducted in accordance with the terms of the various contracts which participate in the Funds. Depending upon the terms of a contract, sales-related fees and operating expenses are paid by the contract holders (i) by a reduction of an appropriate number of Fund units or (ii) by a direct payment from contractowners. Fees with respect to the Retirement Investment Account (RIA) contracts are as follows:

Investment Management Fee:

An annual fee of 0.50% of the net assets attributable to RIA units is assessed for the AllianceBernstein Bond, AllianceBernstein Balanced, the
AllianceBernstein Common Stock Fund, and AllianceBernstein Mid Cap Growth
Funds.


                                     FSA-79

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


------------------------------------------
Notes to Financial Statements (Continued)
December 31, 2008
------------------------------------------

5. Asset Charges (Continued)

Administrative Fees:

Contracts investing in the Funds are subject to certain administrative expenses according to contract terms. Depending upon the terms of a contract, fees are paid (i) by a reduction of an appropriate number of Fund units or (ii) by a direct payment. These fees may include:

Ongoing Operations Fee -- An expense charge is made based on the combined net balances of each fund. Depending upon when the employer adopted RIA, the monthly rate ranges from 1/12 of 1.25% to 1/12 of 0.50% or from 1/12 of 1.25% to 1/12 of 0.25%. Depending upon the terms of a contract, fees are paid (i) by a reduction of an appropriate number of Fund units or (ii) by a direct payment.

Participant Recordkeeping Services Charge -- Employers electing RIA's optional Participant Recordkeeping Services are subject to an annual charge of $25 per employee-participant under the employer plan. Depending upon the terms of a contract, fees are paid (i) by a reduction of an appropriate number of Fund units or (ii) by a direct payment.

Contingent Withdrawal Charge -- Certain withdrawals are subject to defined contingent withdrawal charges. The maximum charge is 6% of the total plan assets withdrawn and is deducted as a liquidation of fund units.

Loan Fee -- A loan fee equal to 1% of the amount withdrawn as loan principal is deducted on the date the plan loan is made.

Operating and Expense Charges:

In addition to the charges and fees mentioned above, the Funds are charged for certain costs and expenses directly related to their operations. These may include transfer taxes, SEC filing fees and certain related expenses including printing of SEC filings, prospectuses and reports. These charges and fees are reflected as reductions of unit value.

MRP

Charges and fees relating to the Funds paid to AXA Equitable are deducted in accordance with the terms of the various contracts which participate in the Funds. With respect to the Members Retirement Program these expenses consist of investment management and accounting fees, program expense charge, direct expenses and record maintenance and report fees. These charges and fees are paid to AXA Equitable and are recorded as expenses in the accompanying Statement of Operations. Fees with respect to the Members Retirement Program contracts are as follows:

The below discusses expenses related to Separate Accounts Nos. 3, 4, 10 and 66:

o Program Expense Charge--AXA Equitable determines the Program expense charge for a plan on the last day of each month, based on two factors: (1) the Average account value of the accounts in the plan, and (2) the value of the Total plan assets invested in the Members Retirement Program by the plan, on that date. All participants in a plan pay the Program expense charge at the same percentage rate, regardless of individual account value. The maximum Program expense charge is an annual rate of 1.00% per assessed as a monthly charge to each participant.

o Investment Management Fees--An expense charge is made daily at an effective annual rate of 0.50% of the net assets of the AllianceBernstein Growth Equity and AllianceBernstein Balanced Funds and an effective


                                     FSA-80

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


------------------------------------------
Notes to Financial Statements (Continued)
December 31, 2008
------------------------------------------

5. Asset Charges (Continued)

   annual rate of 0.65% for the AllianceBernstein Mid Cap Growth Fund.

o Direct Operating and Other Expenses--In addition to the charges and fees mentioned above, the Funds are charged for certain costs and expenses directly related to their operations. These may include transfer taxes, SEC filing fees and certain related expenses including printing of SEC filings, prospectuses and reports. These charges and fees are reflected as a reduction of the unit value.

o A record maintenance and report fee of $3.75 per participant is deducted quarterly as a liquidation of fund units.

EPP

Charges and fees relating to the Funds are paid to AXA Equitable and are deducted in accordance with the terms of the various contracts, which participate in the Funds. Depending upon the terms of a contract, sales-related fees and operating expenses are paid (i) by a reduction of an appropriate number of Fund Units or (ii) by a direct payment. Fees with respect to the Equi-Pen-Plus Master Plan and Retirement Trust are as follows:

Investment Management Fee:

An annual fee of 0.25% of the total plan and trust net assets held in each Separate Account is deducted daily. This fee is reflected as reduction in EPP unit value.

Administrative Fees:

Ongoing Operations Fee -- An expense charge is made based on each client's combined balance of Master Plan and Trust net assets in the Funds and AXA Equitable's Fixed Income Accounts at a monthly rate of 1/12 of (i) 1% of the first $500,000, (ii) 0.75% of the next $500,000 and (iii) 0.50% of the excess over $1,000,000. The ongoing operations fee is generally paid via a liquidation of units held in the fund.

Participant Recordkeeping Services Charge -- Employers electing Equi-Pen-Plus's optional Participant Recordkeeping Services are subject to an annual charge of $25 per employee-participant under the employer plan. The participant recordkeeping service charge is generally paid via a liquidation of units held in the fund.

Withdrawal Charge -- A charge is applied if the client terminates plan participation in the Master Retirement Trust ("Master Trust") and if the client transfers assets to another funding agency before the fifth anniversary of the date AXA Equitable accepts the participation agreement. The redemption charge is generally paid via a liquidation of units held in the fund and will be based on the following schedule:


 For Termination Occurring In:           Withdrawal Charge:
-------------------------------    ------------------------------
      Years 1 and 2............    3% of all Master Trust assets
      Years 3 and 4............    2% of all Master Trust assets
      Year 5...................    1% of all Master Trust assets
      After Year 5.............       No Withdrawal Charge

Operating and Expense Charges:

In addition to the charges and fees mentioned above, the Funds are charged for certain costs and expenses directly related to their operations. These may include custody, audit and printing of reports. These charges and fees are reflected as reduction of unit value.


                                     FSA-81

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


------------------------------------------
Notes to Financial Statements (Continued)
December 31, 2008
------------------------------------------

5. Asset Charges (Continued)

Institutional

Asset Management Fees

Asset management fees are charged to clients investing in the Separate Accounts. The fees are based on the prior month-end net asset value (as defined) of each client's aggregate interest in AXA Equitable's Separate Accounts, and are determined monthly. Clients can either pay the fee directly by remittance to the Separate Account or via liquidation of units held in the Separate Accounts. The fees are calculated for each client in accordance with the schedule set forth below:


 Each Client's Aggregate Interest      Annual Rate
----------------------------------    -------------
      Minimum Fee.................       $5,000
      First $2 million............     0.85 of 1%
      Next $3 million.............     0.60 of 1%
      Next $5 million.............     0.40 of 1%
      Next $15 million............     0.30 of 1%
      Next $75 million............     0.25 of 1%
      Excess over $100 million....     0.20 of 1%

There is an additional charge made to clients utilizing AXA Equitable's Active Investment Management Service (AIMS). The service is optional and delegates to AllianceBernstein the responsibility for actively managing the client's assets among AXA Equitable's Separate Accounts. In the event that the client chooses this service, the additional fee is based on the combined net asset value of the client's assets in the Separate Accounts. Clients electing this service either pay the fee directly by remittance to AXA Equitable Account or via liquidation of units held in the Separate Account. The charge is assessed on a monthly basis at the annual rates shown below:


 Client's Aggregate Interest       Annual Rate
-----------------------------     ------------
      Minimum Fee............        $2,500
      First $5 million.......        0.100%
      Next $5 million........        0.075%
      Next $5 million........        0.050%
      Over $15 million.......        0.025%

Asset management fees, asset allocation fees and AIMS fees are paid to AXA Equitable.

                                     FSA-82

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


------------------------------------------
Notes to Financial Statements (Continued)
December 31, 2008
------------------------------------------

5. Asset Charges (Concluded)

Administrative Fees

Certain client contracts provide for a fee for administrative services to be paid directly to AXA Equitable. This administrative fee is calculated according to the terms of the specific contract and is generally paid via a liquidation of units held in the funds in which the contract invests. Certain of these client contracts provide for administrative fees to be paid through a liquidation of units from a Short-term liquidity account. The payment of the fee for administrative services has no effect on other separate account clients or the unit values of the separate accounts.

Operating and Expense Charges

In addition to the charges and fees mentioned above, the Separate Accounts are charged for certain costs and expenses directly related to their operations. These charges may include custody and audit fees, and result in reduction of Separate Account unit values.

Administrative fees paid through a liquidation of units in Separate Account No. 66 are shown in the Statements of Changes in Net Assets as Contract maintenance charges. The aggregate of all other fees are included in Asset-based charges in the Statements of Operations. Asset-based charges are comprised of accounting and administration fees.


6. Substitutions/Reorganizations

Substitution transactions that occurred at the dates indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.


---------------------------------------------------------------------------------------------------------
 July 6, 2007                            Removed Portfolio                    Surviving Portfolio
---------------------------------------------------------------------------------------------------------
                              EQ/Capital Guardian U.S. Equity          EQ/Capital Guardian Research
---------------------------------------------------------------------------------------------------------
Shares -- Class B                         187,666                                  629,609
Value -- Class B                       $    12.05                               $    15.08
Net assets before merger               $2,261,377                               $7,233,124
Net assets after merger                        --                               $9,494,500
---------------------------------------------------------------------------------------------------------
                                  EQ/Janus Large Cap Growth           EQ/T. Rowe Price Growth Stock
---------------------------------------------------------------------------------------------------------
Shares -- Class B                          16,847                                    5,531
Value -- Class B                       $     7.62                               $    23.21
Net assets before merger               $  128,371                                       --
Net assets after merger                        --                               $  128,371
---------------------------------------------------------------------------------------------------------
 August 17, 2007                         Removed Portfolio                    Surviving Portfolio
---------------------------------------------------------------------------------------------------------
                             EQ/AllianceBernstein Growth and Income      EQ/AllianceBernstein Value
---------------------------------------------------------------------------------------------------------
Shares -- Class A                         190,652                                  251,751
Value -- Class A                       $    19.34                               $    16.30
Net assets before merger               $3,687,211                               $  416,337
Net assets after merger                        --                               $4,103,548
---------------------------------------------------------------------------------------------------------


                                     FSA-83

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


------------------------------------------
Notes to Financial Statements (Continued)
December 31, 2008
------------------------------------------

7. Changes in Units Outstanding

Accumulation units issued and redeemed during the year ended December 31, were (in thousands):

Separate Account Nos. 13, 10, 4 and 3:
--------------------------------------



                                                                                           AllianceBernstein
                                AllianceBernstein  AllianceBernstein    AllianceBernstein    Mid Cap Growth
                                   Bond Fund        Balanced Fund      Common Stock Fund         Fund
                                ---------------- -------------------- ------------------- -------------------
                                   2008    2007     2008      2007       2008      2007      2008      2007
                                --------- ------ --------- ---------- --------- --------- --------- ---------
RIA
Issued.........................       --     1         1        3          --         1         1         1
Redeemed.......................      (1)    --        (8)     (10)         (4)       (5)       (4)       (8)
                                   -----    --       ----     ---        -----      ----      ----      ----
Net Increase (Decrease)........      (1)     1        (7)      (7)         (4)       (4)       (3)       (7)
                                   -----    --       ----     ---        -----      ----      ----      ----

There were no significant unit issuance and redemption activities related to RIA for AllianceBernstein Bond Fund during the year 2008.



                                 AllianceBernstein       AllianceBernstein       AllianceBernstein
                                    Balanced Fund        Growth Equity Fund      Mid Cap Growth Fund
                                ---------------------  ---------------------   ----------------------
                                   2008      2007         2008       2007           2008      2007
                                --------- ---------    ---------- ---------       -------- ---------
MRP
Issued.........................      98        95          46        157             22       154
Redeemed.......................    (176)     (110)        (54)      (171)           (37)     (188)
                                   ----      ----         ---        ----           ---      ----
Net Increase (Decrease)........     (78)      (15)         (8)       (14)           (15)      (34)
                                   ----      ----         ---        ----           ---      ----

                                 AllianceBernstein   AllianceBernstein
                                   Balanced Fund     Common Stock Fund
                                ------------------- -------------------
                                   2008      2007      2008      2007
                                --------- --------- --------- ---------
EPP
Issued.........................       --        --        --        --
Redeemed.......................      (2)       (3)       (1)       (7)
                                   -----     -----     -----     -----
Net Increase (Decrease)........      (2)       (3)       (1)       (7)
                                   -----     -----     -----     -----


                                                       Strategic
                                     Immediate         Balanced
                                     Duration         Management       Growth Stock        Mid Cap Growth
                                   Bond Account        Account            Account           Stock Account
                                 ----------------  ----------------  ----------------   -------------------
                                   2008      2007    2008     2007     2008     2007      2008      2007
                                --------- --------- ------   ------  -------- --------  --------- ---------
Issued.........................     1         1       --       --        2        3         1         1
Redeemed.......................      (1)       (1)    --       --      (20)     (13)       (2)       (1)
                                    ----      ----    --       --      ---      ---       ----      ----
Net Increase (Decrease)........    --        --       --       --      (18)     (10)       (1)       --
                                   ----      ----     --       --      ---      ---       ----      ----



                                     FSA-84

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


------------------------------------------
Notes to Financial Statements (Continued)
December 31, 2008
------------------------------------------

7. Changes in Units Outstanding (Continued)

Accumulation units issued and redeemed during the year ended December 31, were (in thousands):

Separate Account No. 66:



                                                       AXA
                                AXA Aggressive    Conservative       AXA Conservative-         AXA Moderate
                                  Allocation       Allocation         Plus Allocation           Allocation
                                ---------------  ---------------    -------------------     -------------------
                                  2008    2007     2008    2007        2008      2007          2008      2007
                                -------- ------  -------- ------    --------- ---------     --------- ---------
RIA
Net Issued.....................     --   --          --   --           --        --              --      --
Net Redeemed...................     --   --          --   --           --        --              --      --
----------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)........     --   --          --   --           --        --              --      --
----------------------------------------------------------------------------------------------------------------
MRP
Net Issued.....................     51   45          76   20           36        30             373      28
Net Redeemed...................    (15)  --         (29)  --             (1)       (4)         (113)       (4)
----------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)........     36   45          47   20           35        26             260      24
----------------------------------------------------------------------------------------------------------------


                                                  EQ/AllianceBernstein
                                                     Intermediate
                                AXA Moderate-Plus     Government      EQ/AllianceBernstein   EQ/AllianceBernstein
                                   Allocation         Securities          International       Small Cap Growth
                                ----------------- ------------------ ----------------------- -------------------
                                  2008     2007      2008     2007       2008        2007       2008      2007
                                -------- -------- --------- -------- ----------- ----------- --------- ---------
RIA
Net Issued.....................     --       --      --         --          0           3         --         0
Net Redeemed...................     --       --        (2)      --         (5)         (5)        (1)       (3)
----------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)........     --       --        (2)      --         (5)         (2)        (1)       (3)
----------------------------------------------------------------------------------------------------------------
MRP
Net Issued.....................     38       26       102       84         39          168         --       --
Net Redeemed...................    (16)     (20)      (61)     (54)      (112)        (207)        --       --
----------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)........     22        6        41       30        (73)         (39)        --       --
----------------------------------------------------------------------------------------------------------------


                                  EQ/BlackRock                                EQ/Calvert        EQ/Capital
                                  Basic Value          EQ/BlackRock            Socially          Guardian
                                     Equity         International Value       Responsible         Growth
                                ----------------    -------------------    -----------------   ------------
                                   2008    2007        2008      2007        2008     2007      2008   2007
                                --------- ------    --------- ---------    -------- --------   ------ -----
RIA
Net Issued.....................      1      --           --        --          --       --        --     1
Net Redeemed...................     (2)     --           (1)       (1)         --       --        --    --
----------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)........     (1)     --           (1)       (1)         --       --        --     1
----------------------------------------------------------------------------------------------------------------
MRP
Net Issued.....................     --      --           --        --          53       48        --    --
Net Redeemed...................     --      --           --        --         (19)     (42)       --    --
----------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)........     --      --           --        --          34        6        --    --
----------------------------------------------------------------------------------------------------------------



                                     FSA-85

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


------------------------------------------
Notes to Financial Statements (Continued)
December 31, 2008
------------------------------------------

7. Changes in Units Outstanding (Continued)

Accumulation units issued and redeemed during the year ended December 31, were (in thousands):



                                                                                                EQ/GAMCO
                                EQ/Capital Guardian                            EQ/Evergreen     Small Company
                                     Research           EQ/Equity 500 Index        Omega            Value
                                -------------------   -----------------------  -------------  -----------------
                                   2008      2007         2008        2007      2008   2007     2008     2007
                                --------- ---------   ----------- -----------  ------ ------  -------- --------
RIA
Net Issued.....................     --         1             1           1       --     --        --       --
Net Redeemed...................     (2)       (1)           (5)         (4)      --     --        --       --
----------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)........     (2)       --            (4)         (3)      --     --        --       --
----------------------------------------------------------------------------------------------------------------
MRP
Net Issued.....................      2       182           157         419       --     --        38       51
Net Redeemed...................    (44)      (93)         (192)       (417)      --     --       (10)     (20)
----------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)........    (42)       89           (35)          2       --     --        28       31
----------------------------------------------------------------------------------------------------------------


                                 EQ/International         EQ/JPMorgan        EQ/Large Cap       EQ/Large Cap
                                    Core PLUS         Value Opportunities      Core PLUS        Growth Index
                                ------------------    -------------------    -------------   -------------------
                                  2008      2007         2008      2007       2008   2007       2008      2007
                                -------- ---------    --------- ---------    ------ ------   --------- ---------
RIA
Net Issued.....................     --       --           --        --         --     --          --        --
Net Redeemed...................     --       (2)          (2)       (1)        --     --          (2)       (1)
----------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)........     --       (2)          (2)       (1)        --     --          (2)       (1)
----------------------------------------------------------------------------------------------------------------
MRP
Net Issued.....................     23      104           --        --         --     --          --        --
Net Redeemed...................    (41)     (73)          --        --         --     --          --        --
----------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)........    (18)      31           --        --         --     --          --        --
----------------------------------------------------------------------------------------------------------------


                                   EQ/Large Cap         EQ/Large Cap
                                    Growth PLUS          Value Plus       EQ/Marsico Focus    EQ/Mid Cap Index
                                -------------------- -------------------- ------------------- ------------------
                                  2008       2007      2008       2007      2008      2007      2008      2007
                                --------- ---------- --------- ---------- --------- --------- --------- --------
RIA
Net Issued.....................    --         --         1         23        --         1        --         0
Net Redeemed...................    (1)        (1)       (9)        (5)       (1)       (2)       (1)       (2)
----------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)........    (1)        (1)       (8)        18        (1)       (1)       (1)       (2)
----------------------------------------------------------------------------------------------------------------
MRP
Net Issued.....................   108        174        27        184        --        --        --        --
Net Redeemed...................   (71)      (110)      (88)      (167)       --        --        --        --
----------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)........    37         64       (61)        17        --        --        --        --
----------------------------------------------------------------------------------------------------------------



                                     FSA-86

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


------------------------------------------
Notes to Financial Statements (Continued)
December 31, 2008
------------------------------------------

7. Changes in Units Outstanding (Continued)

Accumulation units issued and redeemed during the year ended December 31, were (in thousands):



                                     EQ/Mid Cap                                EQ/PIMCO          EQ/Quality
                                     Value PLUS        EQ/Money Market       Real Return          Bond PLUS
                                -------------------- -------------------- ------------------ -------------------
                                  2008       2007       2008      2007      2008      2007      2008      2007
                                -------- ----------- --------- ---------- -------- --------- --------- ---------
RIA
Net Issued.....................     --        --          3        13         --       --         --        --
Net Redeemed...................     --        (1)        (8)      (11)        --       --         (1)       (1)
----------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)........     --        (1)        (5)       (2)        --       --         (1)       (1)
----------------------------------------------------------------------------------------------------------------
MRP
Net Issued.....................     18       158         --        --        146       33         --        --
Net Redeemed...................    (76)     (183)        --        --        (59)      (9)        --        --
----------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)........    (58)      (25)        --        --         87       24         --        --
----------------------------------------------------------------------------------------------------------------


                                                        EQ/T. Rowe          EQ/Van Kampen
                                     EQ/Small              Price          Emerging Markets        Multimanager
                                   Company Index       Growth Stock            Equity              High Yield
                                -------------------   ---------------    -------------------    ----------------
                                  2008      2007        2008    2007        2008      2007       2008     2007
                                -------- ----------   -------- ------    --------- ---------    ------ ---------
RIA
Net Issued.....................     --       --           --     12           --        --        --      --
Net Redeemed...................     --       --          (12)    --           (1)       --        --      (1)
----------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)........     --       --          (12)    12           (1)       --        --      (1)
----------------------------------------------------------------------------------------------------------------
MRP
Net Issued.....................     20       80           --     --           91       222         4      --
Net Redeemed...................    (43)     (85)          --     --          (74)     (113)       --      --
----------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)........    (23)      (5)        --       --           17       109         4      --
----------------------------------------------------------------------------------------------------------------


                                  Multimanager        Multimanager         Target 2015           Target 2025
                                Small Cap Value        Technology           Allocation           Allocation
                                ----------------   ------------------   ------------------   -------------------
                                 2008     2007       2008      2007       2008      2007        2008      2007
                                ------ ---------   -------- ---------   -------- ---------   --------- ---------
RIA
Net Issued.....................   --       --         --        --         --         --          --        --
Net Redeemed...................   --       (2)        --        (2)        --         --          --        --
----------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)........   --       (2)        --        (2)        --         --          --        --
----------------------------------------------------------------------------------------------------------------
MRP
Net Issued.....................   --       --         25        62         91         48         112        13
Net Redeemed...................   --       --        (20)      (47)       (22)        (4)         (1)       (1)
----------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)........  --        --          5        15         69         44         111        12
----------------------------------------------------------------------------------------------------------------



                                     FSA-87

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


------------------------------------------
Notes to Financial Statements (Continued)
December 31, 2008
------------------------------------------

7. Changes in Units Outstanding (Concluded)

Accumulation units issued and redeemed during the year ended December 31, were (in thousands):



                                  Target 2035        Target 2045
                                   Allocation         Allocation
                                ----------------   ----------------
                                   2008    2007       2008   2007
                                --------- ------     ------ -----
RIA
Net Issued.....................    --       --         --    --
Net Redeemed...................    --       --         --    --
-------------------------------------------------------------------
Net Increase (Decrease)........    --       --         --    --
-------------------------------------------------------------------
MRP
Net Issued.....................    11        6         11     2
Net Redeemed...................      (2)    --         --    --
-------------------------------------------------------------------
Net Increase (Decrease)........     9        6         11     2
-------------------------------------------------------------------



                                     FSA-88

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


------------------------------------------
Notes to Financial Statements (Continued)
December 31, 2008
------------------------------------------

8. Accumulation Unit Values

AXA Equitable issues a number of registered group annuity contracts that allow employer plan assets to accumulate on a tax-deferred basis. The contracts are typically designed for employers wishing to fund defined benefit, defined contribution and/or 401(k) plans. Annuity contracts available through AXA Equitable are the Retirement Investment Account ("RIA"), Members Retirement Program ("MRP"), and Equi-Pen-Plus ("EPP") (collectively, the Plans). Assets of the Plans are invested in a number of investment Funds (available Funds vary by Plan).

Institutional units presented on the Statement of Assets and Liabilities reflect investments in the Funds by clients other than contractholders of group annuity contracts issued by AXA Equitable. Institutional unit values are determined at the end of each business day. Institutional unit values reflect the investment performance of the underlying Fund for the day and charges and expenses deducted by the Fund. Contract unit values (RIA, MRP, and EPP) reflect the same investment results, prior to deduction for contract specific charges, earned by the Institutional units. Contract unit values reflect certain investment management and accounting fees, which vary by contract. These fees are charged as a percentage of net assets and are disclosed below for the Plans contracts as percentage of net assets attributable of such units.

Certain investment options are charged administrative expenses as a percentage of average net assets (.05% annualized for RIA, 1.00% annualized for MRP). These exclude the effect of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units. Under RIA contracts certain investment options may not be charged for Asset-based charges. Amounts appearing as Asset-based charges in the Statements of Operations for these investment options are the result of other contracts investing in Separate Account No. 66.

Shown below is accumulation unit value information for units outstanding of Separate Accounts 13, 10, 4, 3 and 66 for the periods indicated.

                                                                           Years Ended December 31,
                                                  ------------------------------------------------------------------------
                                                        2008           2007           2006          2005          2004
                                                  --------------- -------------  ------------- ------------- -------------
Separate Account No. 13
AllianceBernstein Bond Fund
RIA, 0.50%*
Unit Value, end of period.........................   $   90.68     $    88.11      $    83.09   $    80.20    $    79.38
Net Assets (000's)................................   $      34     $       84      $       38   $       75    $       67
Number of units outstanding, end of period
 (000's)..........................................          --              1              --            1             1
Total Return**....................................        2.92%          6.04%          3.60%         1.03%         2.82%
Intermediate Duration Bond Account
Institutional
Unit Value, end of period.........................   $9,748.92     $ 9,424.53      $ 8,849.00   $ 8,499.67    $ 8,371.02
Net Assets (000's)................................   $  18,630     $   19,518      $   17,700   $   25,032    $   24,811
Number of units outstanding, end of period
 (000's)..........................................           2              2               2            3             3
Total Return**....................................        3.45%          6.50%           4.11%        1.54%         3.35%

                                     FSA-89

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


------------------------------------------
Notes to Financial Statements (Continued)
December 31, 2008
------------------------------------------

8. Accumulation Unit Values (Continued)


                                                                           Years Ended December 31,
                                                  ----------------------------------------------------------------------------
                                                        2008           2007           2006            2005           2004
                                                  --------------- ------------------------------ -------------- --------------
Separate Account No. 10
AllianceBernstein Balanced Fund
RIA, 0.50%*
Unit Value, end of period.........................  $   156.08    $    221.99     $    211.32  $    191.64   $    180.09
Net Assets (000's)................................  $    5,210    $     8,924     $     9,979  $    11,497   $    33,959
Number of units outstanding, end of period
 (000's)..........................................          33             40              47           60           189
Total Return**....................................      (29.69)%         5.05%          10.27%        6.06%         8.68%
AllianceBernstein Balanced Fund
MRP, 1.53%*
Unit Value, end of period.........................  $    37.35    $     53.70     $     51.64  $     47.30   $     44.93
Net Assets (000's)................................  $   22,374    $    36,357     $    35,755  $    35,401   $    34,205
Number of units outstanding, end of period
 (000's)..........................................         599            677             692          748           761
Total Return**....................................      (30.44)%         3.99%           9.18%        5.27%         7.42%
AllianceBernstein Balanced Fund
EPP, 0.25%*
Unit Value, end of period.........................  $   161.90    $    229.69     $    218.09  $    197.29   $    184.94
Net Assets (000's)................................  $      620    $     1,431     $     1,921  $     2,550   $     3,356
Number of units outstanding, end of period
 (000's)..........................................          4               6               9           13            18
Total Return**....................................      (29.51)%         5.32%          10.54%        6.68%         8.95%
Strategic Balanced Management Account
Institutional
Unit Value, end of period.........................  $16,714.08    $ 23,767.57     $ 22,510.85  $ 20,312.61   $ 18,994.07
Net Assets (000's)................................  $    6,298    $     8,533     $     8,059  $     7,115   $     6,458
Number of units outstanding, end of period
 (000's)..........................................          --             --              --           --            --
Total Return**....................................      (29.67)%         5.58%          10.82%        6.94%         9.23%
Separate Account No. 4
AllianceBernstein Common Stock Fund
RIA, 0.50%*
Unit Value, end of period.........................  $   508.49     $   880.30     $    775.88  $    780.43   $    695.74
Net Assets (000's)................................  $    3,809     $   10,082     $    11,854  $    16,152   $    20,742
Number of units outstanding, end of period
 (000's)..........................................           7             11              15           21            30
Total Return**....................................      (42.23)%        13.46%         (0.58)%       12.17%        15.40%
AllianceBernstein Growth Equity Fund
MRP, 1.53%*
Unit Value, end of period.........................  $   200.69     $   351.25     $    312.73  $    317.72   $    286.30
Net Assets (000's)................................  $   20,675     $   39,048     $    39,076  $    44,826   $    42,051
Number of units outstanding, end of period
 (000's)..........................................         103            111             125          141           147
Total Return**....................................      (42.87)%        12.32%         (1.57)%       10.97%        14.05%

                                     FSA-90

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


------------------------------------------
Notes to Financial Statements (Continued)
December 31, 2008
------------------------------------------

8. Accumulation Unit Values (Continued)


                                                                             Years Ended December 31,
                                                  -------------------------------------------------------------------------
                                                        2008           2007          2006           2005           2004
                                                  --------------- ---------------------------- -------------- -------------
AllianceBernstein Common Stock Fund
EPP, 0.25%*
Unit Value, end of period.........................  $   527.45    $    910.82     $    800.76  $    803.45   $    714.47
Net Assets (000's)................................  $    2,341    $     4,999     $     9,730  $    14,152   $    13,886
Number of units outstanding, end of period
 (000's)..........................................           4              5              12           18            19
Total Return**....................................     (42.09)%         13.74%         (0.33)%       12.45%        15.69%
GrowthStock Account
Institutional
Unit Value, end of period.........................  $ 5,469.59    $  9,421.32      $ 8,262.03  $  8,269.13   $  7,335.03
Net Assets (000's)................................  $   38,789    $   236,767      $  288,072  $   367,019   $   371,131
Number of units outstanding, end of period
 (000's)..........................................           7             25              35           44            51
Total Return**....................................     (41.94)%         14.03%          (0.09)%      12.73%        15.98%
Separate Account No. 3
AllianceBernstein Mid Cap Growth Fund
RIA, 0.50%*
Unit Value, end of period.........................  $   162.98    $    297.76      $   264.84  $    260.60   $    243.18
Net Assets (000's)................................  $    1,878    $    4,516       $    5,706  $     7,131   $     9,205
Number of units outstanding, end of period
 (000's)..........................................          12             15              22           27            38
Total Return**....................................     (45.26)%   12.43%                 1.62%        7.16%        19.85%
AllianceBernstein Mid Cap Growth Fund
MRP, 1.68%*
Unit Value, end of period.........................  $    33.60    $     62.17      $    55.94  $     55.68   $     52.60
Net Assets (000's)................................  $   11,361    $   21,924       $   21,414  $    22,571   $    23,566
Number of units outstanding, end of period
 (000's)..........................................         338            353             387          405           448
Total Return**....................................     (45.95)%         11.14%           0.47%        5.86%        18.28%
MidCap Growth Stock Account
Institutional
Unit Value, end of period.........................  $17,535.26    $ 31,875.82      $28,206.63  $ 27,618.80   $ 25,643.95
Net Assets (000's)................................  $    3,886    $    63,879      $   69,134  $    80,757   $    88,036
Number of units outstanding, end of period
 (000's)..........................................          --              2               2            3             3
Total Return**....................................     (44.98)%         13.01%           2.13%        7.70%        20.45%
AllianceBernstein Mid Cap Growth Fund
EPP, 0.50%*
Unit Value, end of period.........................  $   162.98    $    297.76     $    264.82  $    260.60   $    243.18
Net Assets (000's)................................          --             --              --           --   $        30
Number of units outstanding, end of period
 (000's)..........................................          --             --              --           --            --
Total Return**....................................     (45.26)%         12.44%           1.63%        7.16%        19.85%



                                     FSA-91

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


------------------------------------------
Notes to Financial Statements (Continued)
December 31, 2008
------------------------------------------

8. Accumulation Unit Values (Continued)


                                                                         Years Ended December 31,
                                                     -----------------------------------------------------------------
                                                          2008          2007        2006         2005         2004
                                                     ------------- ------------------------- ------------ ------------
Separate Account No. 66
AXA Aggressive Allocation (a)
 MRP, 1.00%
 Unit value, end of period...........................  $    6.03     $  10.02         --           --           --
 Net Assets (000's)..................................  $     487     $    447         --           --           --
 Number of units outstanding, end of period (000's)..         81           45         --           --           --
 Total Return**......................................     (39.82)%       0.23%        --           --           --
AXA Conservative Allocation (a)
 MRP, 1.00%
 Unit value, end of period...........................  $    9.05     $  10.27         --           --           --
 Net Assets (000's)..................................  $     604     $    204         --           --           --
 Number of units outstanding, end of period (000's)..         67           20         --           --           --
 Total Return**......................................     (11.88)%       2.73%        --           --           --
AXA Conservative-Plus Allocation (a)
 MRP, 1.00%
 Unit value, end of period...........................  $    8.14     $  10.21         --           --           --
 Net Assets (000's)..................................  $     494     $     60         --           --           --
 Number of units outstanding, end of period (000's)..         61           26         --           --           --
 Total Return**......................................     (20.27)%       2.08%        --           --           --
AXA Moderate Allocation (a)
 MRP, 1.00%
 Unit value, end of period...........................  $    7.60     $  10.17         --           --           --
 Net Assets (000's)..................................  $   2,158     $    249         --           --           --
 Number of units outstanding, end of period (000's)..        284           24         --           --           --
 Total Return**......................................     (25.27)%       1.69%        --           --           --
AXA Moderate-Plus Allocation (a)
 MRP, 1.00%
 Unit value, end of period...........................  $    6.81     $  10.09         --           --           --
 Net Assets (000's)..................................  $     192     $     60         --           --           --
 Number of units outstanding, end of period (000's)..         28            6         --           --           --
 Total Return**......................................     (32.52)%       0.89%        --           --           --
EQ/AllianceBernstein Intermediate Government Securiti
 RIA, 0.05%
 Unit value, end of period...........................  $  210.03     $ 202.34   $ 188.96     $ 182.87     $ 180.27
 Net Assets (000's)..................................  $      95     $    338   $    347     $    462     $  9,879
 Number of units outstanding, end of period (000's)..         --            2          2            3           55
 Total Return**......................................       3.80%        7.08%      3.33%        1.44%        2.14%
 MRP, 1.00%
 Unit value, end of period...........................  $   11.32     $  11.04   $  10.44     $  10.23     $  10.22
 Net Assets (000's)..................................  $   3,430     $  2,896   $  2,395     $  2,272     $  1,755
 Number of units outstanding, end of period (000's)..        303          262        232          222          171
 Total Return**......................................       2.54%        5.75%      2.05%        0.10%        0.63%

                                     FSA-92

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


------------------------------------------
Notes to Financial Statements (Continued)
December 31, 2008
------------------------------------------

8. Accumulation Unit Values (Continued)


                                                                        Years Ended December 31,
                                                      ----------------------------------------------------------------
                                                          2008         2007          2006         2005         2004
                                                      ------------ ------------  ------------ ------------ -----------
EQ/AllianceBernstein International
 RIA 0.05%
 Unit value, end of period...........................    $114.54     $ 231.96     $ 207.19     $ 167.42     $ 144.93
 Net Assets (000's)..................................    $   996     $  3,230     $  3,399     $  3,005     $  4,155
 Number of units outstanding, end of period (000's)..          9           14           16           18           29
 Total Return**......................................    (50.62)%       11.96%       23.75%       15.52%       18.41%
 MRP 1.00%
 Unit value, end of period...........................    $ 12.85     $  26.30     $  23.73     $  19.36     $  16.95
 Net Assets (000's)..................................    $10,366     $ 23,150     $ 21,792     $ 16,873     $ 13,912
 Number of units outstanding, end of period (000's)..        807          880          919          871          822
 Total Return**......................................    (51.14)%       10.83%       22.57%       14.27%       17.03%
EQ/AllianceBernstein Small Cap Growth (b)
 RIA 0.05%
 Unit value, end of period...........................    $123.37     $ 222.47     $ 190.26     $ 174.22     $ 155.93
 Net Assets (000's)..................................    $   264     $    578     $    983     $  1,063     $  1,480
 Number of units outstanding, end of period (000's)..          2            3            5            6            9
 Total Return**......................................    (44.55)%       16.93%        9.21%       11.73%       14.21%
EQ/BlackRock Basic Value Equity
 RIA 0.00%
 Unit value, end of period...........................    $145.63     $ 229.55     $ 226.87     $ 187.64     $ 182.26
 Net Assets (000's)..................................    $   152     $    393     $    403     $    461     $  1,259
 Number of units outstanding, end of period (000's)..          1            2            2            2            7
 Total Return**......................................    (36.56)%        1.18%       20.91%        2.95%       10.59%
EQ/BlackRock International Value
 RIA 0.00%
 Unit value, end of period...........................    $106.43     $ 186.71     $ 169.44     $ 134.82     $ 121.64
 Net Assets (000's)..................................    $    35     $    264     $    401     $    518     $    282
 Number of units outstanding, end of period (000's)..         --            1            2            4            2
 Total Return**......................................    (43.00)%       10.19%       25.68%       10.84%       21.64%
EQ/Calvert Socially Responsible
 RIA 0.00%
 Unit value, end of period...........................    $ 60.48     $ 110.41     $  98.46     $  93.56     $  86.05
 Net Assets (000's)..................................    $     2     $      2     $      2     $      3     $      1
 Number of units outstanding, end of period (000's)..         --           --           --           --           --
 Total Return**......................................    (45.22)%       12.14%        5.24%        8.73%        3.59%
EQ/Calvert Socially Responsible 1.00%
 MRP 1.00%
 Unit value, end of period...........................    $  5.10     $   9.41     $   8.48     $   8.14     $   7.57
 Net Assets (000's)..................................    $ 1,062     $  1,643     $  1,421     $  1,267     $  1,008
 Number of units outstanding, end of period (000's)..        208          175          169          156          135
 Total Return**......................................    (45.80)%       10.97%        4.18%        7.50%        2.22%

                                     FSA-93

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


------------------------------------------
Notes to Financial Statements (Continued)
December 31, 2008
------------------------------------------

8. Accumulation Unit Values (Continued)


                                                                          Years Ended December 31,
                                                     -----------------------------------------------------------------
                                                          2008          2007         2006          2005         2004
                                                     ------------- -------------------------- ------------- ----------
EQ/Capital Guardian Growth
 RIA 0.00%
 Unit value, end of period...........................  $   51.29     $  86.07     $  81.60      $  75.98     $  72.29
 Net Assets (000's)..................................  $      59     $    101     $     22      $     40     $     38
 Number of units outstanding, end of period (000's)..          1            1           --             1            1
 Total Return**......................................     (40.41)%       5.48%        7.40%         5.10%        5.53%
EQ/Capital Guardian Research
 RIA 0.00% (c)
 Unit value, end of period...........................  $   87.55     $ 145.10     $ 142.74      $ 127.38     $ 120.11
 Net Assets (000's)..................................  $     100     $    399     $    397      $    370     $    803
 Number of units outstanding, end of period (000's)..          1            3            3             3            7
 Total Return**......................................     (39.66)%       1.66%       12.06%         6.05%       10.90%
 MRP 1.00% (e)
 Unit value, end of period...........................  $   10.79     $  18.06     $  17.96      $  16.19     $  15.44
 Net Assets (000's)..................................  $   4,407     $  8,155     $  6,551      $  6,001     $  5,657
 Number of units outstanding, end of period (000's)..        409          451          362           371          365
 Total Return**......................................     (40.25)%       0.56%       10.93%         4.85%        9.53%
EQ/Equity 500 Index
 RIA 0.05%
 Unit value, end of period...........................  $  241.50     $ 384.52     $ 365.64      $ 317.06     $ 303.09
 Net Assets (000's)..................................  $   1,621     $  4,046     $  4,992      $  4,802     $  7,176
 Number of units outstanding, end of period (000's)..          7           11           14            15           24
 Total Return**......................................     (37.20)%       5.16%       15.32%         4.61%       10.45%
EQ/Equity 500 Index 1.00%
 MRP 1.00%
 Unit value, end of period...........................  $    6.04     $   9.73     $   9.37      $   8.23     $   7.97
 Net Assets (000's)..................................  $  10,933     $ 17,969     $ 17,308      $ 14,545     $ 13,226
 Number of units outstanding, end of period (000's)..      1,811        1,846        1,844         1,768        1,658
 Total Return**......................................     (37.92)%       3.84%       13.85%         3.21%        8.90%
EQ/Evergreen Omega
 RIA 0.00%
 Unit value, end of period...........................  $   77.26     $ 106.71     $  95.85      $  90.54     $  87.09
 Net Assets (000's)..................................  $      76     $    114     $    103            --     $     60
 Number of units outstanding, end of period (000's)..          1            1            1            --            1
 Total Return**......................................     (27.60)%      11.33%        5.86%         3.96%        7.04%
EQ/GAMCO Small Company Value (b)
 MRP 1.00%
 Unit value, end of period...........................  $    8.08     $  11.78     $  10.90            --           --
 Net Assets (000's)..................................  $     601     $    549     $    176            --           --
 Number of units outstanding, end of period (000's)..         74           47           16            --           --
 Total Return**......................................     (31.41)%       8.08%        8.96%           --           --

                                     FSA-94

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


------------------------------------------
Notes to Financial Statements (Continued)
December 31, 2008
------------------------------------------

8. Accumulation Unit Values (Continued)


                                                                         Years Ended December 31,
                                                     ----------------------------------------------------------------
                                                          2008         2007         2006         2005         2004
                                                     ------------- ------------------------ ------------ ------------
EQ/International Core PLUS
 RIA 0.00%
 Unit value, end of period...........................  $   93.51    $ 169.57      $ 147.17      $ 123.42     $ 105.37
 Net Assets (000's)..................................  $       3    $     60      $    277      $    184     $    199
 Number of units outstanding, end of period (000's)..         --           -             2             1            2
 Total Return**......................................     (44.86)%     15.22%        19.24%        17.13%       13.61%
EQ/International Core PLUS
 MRP 1.00%
 Unit value, end of period...........................  $    8.41    $  15.41      $  13.52      $  11.46     $   9.90
 Net Assets (000's)..................................  $   2,296    $  4,492      $  3,525      $  1,834     $    919
 Number of units outstanding, end of period (000's)..        273         291           260           160           92
 Total Return**......................................     (45.42)%    13.98%         17.98%        15.76%       12.23%
EQ/JPMorgan Value Opportunities
 RIA 0.00%
 Unit value, end of period...........................  $   94.61    $ 157.09      $ 159.01      $ 132.10     $ 127.11
 Net Assets (000's)..................................  $      26    $    289      $    399      $    360     $    359
 Number of units outstanding, end of period (000's)..         --           2             3             3            3
 Total Return**......................................     (39.77)%    (1.21)%        20.37%         3.93%       10.88%
EQ/Large Cap Core PLUS
 RIA 0.00%
 Unit value, end of period...........................  $   73.61    $ 117.59      $ 113.19      $ 100.22     $  93.50
 Net Assets (000's)..................................  $      51    $     99      $     89      $     97     $     54
 Number of units outstanding, end of period (000's)..          1           1             1             1            1
 Total Return**......................................     (37.40)%      3.89%        12.94%         7.19%       11.40%
EQ/Large Cap Growth Index
 RIA 0.00%
 Unit value, end of period...........................  $   53.85    $  84.50      $  74.14      $  74.54     $  64.86
 Net Assets (000's)..................................  $      50    $    267      $    273      $    417     $    897
 Number of units outstanding, end of period (000's)..          1          3              4             6           14
 Total Return**......................................     (36.27)%    13.98%        (0.54)%        14.92%        8.44%
EQ/Large Cap Growth PLUS
 RIA 0.00%
 Unit value, end of period...........................  $   91.92    $ 148.82      $ 128.71      $ 119.42     $ 109.53
 Net Assets (000's)..................................  $     244    $    614      $    688      $    703     $  1,570
 Number of units outstanding, end of period (000's)..          3           4             5             6           14
 Total Return**......................................     (38.23)%     15.62%         7.78%         9.03%       12.62%
EQ/Large Cap Growth PLUS
 MRP 1.00%
 Unit value, end of period...........................  $    3.84    $   6.28      $   5.49      $   5.14     $   4.77
 Net Assets (000's)..................................  $   2,100    $  3,206      $  2,458      $  2,233     $  1,737
 Number of units outstanding, end of period (000's)..        547         510           446           434          362
 Total Return**......................................     (38.85)%     14.39%         6.81%         7.78%       11.27%

                                     FSA-95

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


------------------------------------------
Notes to Financial Statements (Continued)
December 31, 2008
------------------------------------------

8. Accumulation Unit Values (Continued)


                                                      Years Ended December 31,         Years Ended December 31,
                                                     -------------------------- --------------------------------------
                                                          2008         2007         2006         2005         2004
                                                     ------------- ------------ ------------ ------------ ------------
EQ/Large Cap Value PLUS
 RIA 0.00%
 Unit value, end of period...........................  $   86.50    $ 151.76      $ 158.83     $ 130.84     $ 124.10
 Net Assets (000's)..................................  $   1,263    $  3,547      $    793     $    843     $ 12,366
 Number of units outstanding, end of period (000's)..         15          23             5            6          100
 Total Return**......................................     (43.00)%    (4.45)%        21.39%        5.43%       13.44%
EQ/Large Cap Value PLUS
 MRP 1.00%
 Unit value, end of period...........................  $    8.09    $  14.42      $  15.27     $  12.72     $  12.20
 Net Assets (000's)..................................  $   5,282    $ 10,304      $ 10,645     $  8,093     $  7,120
 Number of units outstanding, end of period (000's)..        653         714           697          636          584
 Total Return**......................................     (43.90)%    (5.57)%        20.05%        4.24%       12.02%
EQ/Marsico Focus
 RIA 0.00%
 Unit value, end of period...........................  $  112.22    $ 187.95      $ 164.80     $ 150.75     $ 136.17
 Net Assets (000's)..................................  $      87    $    360      $    468     $    676     $    399
 Number of units outstanding, end of period (000's)..          1           2             3            4            3
 Total Return**......................................     (40.29)%     14.05%         9.32%       10.71%       10.51%
EQ/Mid Cap Index
 RIA 0.00%
 Unit value, end of period...........................  $   76.78    $ 151.40      $ 140.14     $ 125.66     $ 118.14
 Net Assets (000's)..................................  $      19    $    129      $    357     $    496     $    657
 Number of units outstanding, end of period (000's)..         --           1             3            4            6
 Total Return**......................................     (49.28)%      8.03%        11.52%        6.37%       16.03%
EQ/Mid Cap Value PLUS
 RIA 0.00%
 Unit value, end of period...........................  $  116.66    $ 193.03      $ 196.16     $ 174.40     $ 156.66
 Net Assets (000's)..................................  $     178    $    325      $    575     $    746     $    758
 Number of units outstanding, end of period (000's)..          2           2             3            4            5
 Total Return**......................................     (39.56)%    (1.60)%        12.48%       11.32%       17.85%
EQ/Mid Cap Value PLUS
 MRP 1.00%
 Unit value, end of period...........................  $    9.20    $  15.39      $  15.80     $  14.20     $  12.90
 Net Assets (000's)..................................  $   5,339    $  9,817      $ 10,479     $ 10,150     $  6,615
 Number of units outstanding, end of period (000's)..        580         638           663          715          513
 Total Return**......................................     (40.22)%    (2.59)%        11.27%       10.06%       16.44%
EQ/Money Market
 RIA 0.05%
 Unit value, end of period...........................  $  174.81    $ 170.86      $ 162.84     $ 155.57     $ 151.28
 Net Assets (000's)..................................  $      96    $  1,063      $  1,295     $    969     $  1,610
 Number of units outstanding, end of period (000's)..          1           6             8            6           11
 Total Return**......................................       2.31%       4.93%         4.67%        2.84%        0.98%

                                     FSA-96

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


------------------------------------------
Notes to Financial Statements (Continued)
December 31, 2008
------------------------------------------

8. Accumulation Unit Values (Continued)


                                                                          Years Ended December 31,
                                                     ------------------------------------------------------------------
                                                          2008          2007         2006         2005         2004
                                                     -------------- ------------------------- ------------ ------------
EQ/PIMCO Real Return (b)
 MRP 1.00%
 Unit value, end of period...........................    $ 10.71     $   11.27    $  10.23           --           --
 Net Assets (000's)..................................    $ 1,274     $     358    $     83           --           --
 Number of units outstanding, end of period (000's)..        119            32           8           --           --
 Total Return**......................................    ( 5.00)%        10.17%       2.30%          --           --
EQ/Quality Bond PLUS
 RIA 0.05%
 Unit value,end of period............................    $208.88     $  223.10    $ 212.99     $ 204.72     $ 200.31
 Net Assets (000's)..................................    $   258     $     460    $    551     $  1,063     $  1,686
 Number of units outstanding, end of period (000's)..          1             2           3            5            8
 Total Return**......................................    ( 6.37)%         4.75%       4.04%        2.20%        3.96%
EQ/Small Company Index
 MRP 1.00%
 Unit value, end of period...........................    $  9.87     $   15.14    $  15.59     $  13.38     $  12.99
 Net Assets (000's)..................................    $ 2,798     $   4,641    $      5     $  3,168     $  2,877
 Number of units outstanding, end of period (000's)..        284           307         312          237          219
 Total Return**......................................    (34.82)%       (2.89)%      16.52%        3.07%       16.15%
EQ/T. Rowe Price Growth Stock (b)
 RIA 0.00%
 Unit value, end of period...........................    $  5.81     $   10.04          --           --           --
 Net Assets (000's)..................................    $     1     $     126          --           --           --
 Number of units outstanding, end of period (000's)..         --            12          --           --           --
 Total Return**......................................    (42.13)%         0.44%         --           --           --
EQ/Van Kampen Emerging Markets Equity
 RIA 0.00%
 Unit value, end of period...........................    $247.64     $  580.61    $ 408.83     $ 298.30     $ 224.66
 Net Assets (000's)..................................    $   229     $   1,357    $    875     $    516     $    383
 Number of units outstanding, end of period (000's)..          1             2           2            2            2
 Total Return**......................................    (57.35)%        42.02%      37.05%       32.78%       23.68%
EQ/Van Kampen Emerging Markets Equity
 MRP 1.00%
 Unit value, end of period...........................    $  6.96     $   16.51    $  11.75           --           --
 Net Assets (000's)..................................    $ 1,171     $   2,495    $    495           --           --
 Number of units outstanding, end of period (000's)..        168           151          42           --           --
 Total Return**......................................    (57.84)%        40.51%      17.50%          --           --
Multimanager High Yield
 RIA, 0.05%
 Unit value, end of period...........................    $170.57     $  222.53    $ 215.33     $ 195.49     $ 189.31
 Net Assets (000's)..................................    $   112     $     235    $    458     $  1,099     $  1,098
 Number of units outstanding, end of period (000's)..          1             1           2            6            6
 Total Return**......................................    (23.35)%         3.34%      10.15%        3.26%        8.89%

                                     FSA-97

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


------------------------------------------
Notes to Financial Statements (Continued)
December 31, 2008
------------------------------------------

8. Accumulation Unit Values (Continued)


                                                                        Years Ended December 31,
                                                     -----------------------------------------------------------------
                                                          2008         2007         2006         2005         2004
                                                     ------------- ------------------------- ------------ ------------
Multimanager High Yield (c)
 MRP, 1.00%
 Unit value, end of period...........................  $    7.72           --           --           --           --
 Net Assets (000's)..................................  $      32           --           --           --           --
 Number of units outstanding, end of period (000's)..          4           --           --           --           --
 Total Return**......................................     (22.79)%         --           --           --           --
Multimanager Small Cap Value
 RIA 0.00%
 Unit value, end of period...........................  $  128.25     $ 206.41     $ 228.94     $ 197.17     $ 188.35
 Net Assets (000's)..................................  $      74     $    239     $    597     $    749     $    844
 Number of units outstanding, end of period (000's)..          1            1            3            4            4
 Total Return**......................................     (37.86)%     (9.84)%       16.11%        4.69%       17.11%
Multimanager Technology
 RIA 0.00%
 Unit value, end of period...........................  $   81.78     $ 154.53     $ 130.71     $ 121.82     $ 109.49
 Net Assets (000's)..................................  $      93     $    228     $    376     $    332     $    420
 Number of units outstanding, end of period (000's)..          1            1            3            3            3
 Total Return**......................................     (47.08)%      18.22%        7.30%       11.26%        9.49%
 MRP, 1.00%
 Unit value, end of period...........................  $    7.76     $  14.82     $  12.67     $  11.94     $  10.85
 Net Assets (000's)..................................  $   1,371     $  2,543     $  2,017     $  1,761     $  1,255
 Number of units outstanding, end of period (000's)..        177          172          157          147          115
 Total Return**......................................     (47.64)%      16.97%        6.11%       10.05%        8.53%
Target 2015 Allocation (a)
 MRP 1.00%
 Unit value, end of period...........................  $    6.98     $  10.15           --           --           --
 Net Assets (000's)..................................  $     788     $    446           --           --           --
 Number of units outstanding, end of period (000's)..        113           44           --           --           --
 Total Return**......................................     (31.22)%       1.55%          --           --           --
Target 2025 Allocation (a)
 MRP 1.00%
 Unit value, end of period...........................  $    6.52     $  10.14           --           --           --
 Net Assets (000's)..................................  $     800     $    122           --           --           --
 Number of units outstanding, end of period (000's)..        123           12           --           --           --
 Total Return**......................................     (35.71)%       1.37%          --           --           --
Target 2035 Allocation (a)
 MRP 1.00%
 Unit value, end of period...........................  $    6.20     $  10.12           --           --           --
 Net Assets (000's)..................................  $      95     $     64           --           --           --
 Number of units outstanding, end of period (000's)..         15            6           --           --           --
 Total Return**......................................     (38.74)%       1.22%          --           --           --

                                     FSA-98

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


------------------------------------------
Notes to Financial Statements (Continued)
December 31, 2008
------------------------------------------

8. Accumulation Unit Values (Concluded)


                                                                Years Ended December 31,
                                                      ---------------------------------------------
                                                           2008         2007     2006   2005   2004
                                                      ------------- ----------- ------ ------ -----
Target 2045 Allocation (a)
 MRP 1.00%
 Unit value, end of period...........................   $   5.87      $ 10.11     --     --     --
 Net Assets (000's)..................................   $     72     $     17     --     --     --
 Number of units outstanding, end of period (000's)..         12            2     --     --     --
 Total Return**......................................     (41.94)%       1.07%    --     --     --

(a)  Units were made available for sale on May 1, 2007
(b)  Units were made available for sale on July 1, 2007
(c)  Units were made available for sale on May 1, 2008

(*) Expenses as a percentage of Average Net Assets (0.05%, 0.25%, 0.50% 1.53% and 1.68% annualized) for each period indicated charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded.
(**) These amounts represent the total return for the periods indicated, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.

                                     FSA-99

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


------------------------------------------
Notes to Financial Statements (Continued)
December 31, 2008
------------------------------------------

9. Investment Income Ratios

Shown below is the Investment Income Ratios throughout the periods indicated for Separate Accounts 13, 10, 4 and 3. The investment income ratio is calculated by taking the gross investment income earned divided by the average net assets of a fund during the periods indicated.

                                               Year Ended December 31,
                                ------------------------------------------------------
                                  2008        2007       2006       2005       2004
                                ---------- ---------- ---------- ---------- ----------
Separate Account No. 13........   4.92%      5.08%      4.92%      4.10%      3.81%
Separate Account No. 10........   4.01       3.40       3.03       2.57       2.19
Separate Account No. 4.........   0.75       0.68       0.69       0.46       0.46
Separate Account No. 3.........   0.20       0.22       0.40       0.11       0.14

Shown below is the Investment Income Ratios throughout the periods indicated for Separate Account No. 66. These amounts represent the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.


                                                 2008       2007       2006       2005       2004
                                              ---------- ---------- ---------- ---------- ----------
AXA Aggressive Allocation....................    1.93%      7.27%       --         --         --
AXA Conservative Allocation..................    6.79%     30.47%       --         --         --
AXA Conservative-Plus Allocation.............    1.38%      1.52%       --         --         --
AXA Moderate Allocation......................    6.16%      6.75%       --         --         --
AXA Moderate-Plus Allocation.................   11.06%     21.82%       --         --         --
EQ/AllianceBernstein Intermediate
 Government Securities.......................    3.17%      4.61%     4.02%      1.55%      3.13%
EQ/AllianceBernstein International...........    2.79%      1.48%     1.72%      1.75%      2.11%
EQ/AllianceBernstein Small Cap Growth........    0.01%        --        --         --         --
EQ/BlackRock Basic Value Equity..............    1.12%      1.08%     2.69%      0.95%      2.04%
EQ/BlackRock International Value.............    1.02%      1.30%     2.42%      1.92%      1.44%
EQ/Calvert Socially Responsible..............    0.32%      0.23%       --         --         --
EQ/Capital Guardian Growth...................    0.18%        --      0.14%      0.22%      0.50%
EQ/Capital Guardian Research.................    0.93%      1.07%     0.57%      0.55%      0.63%
EQ/Equity 500 Index..........................    1.74%      1.36%     1.64%      1.32%      1.69%
EQ/Evergreen Omega...........................    0.55%        --      4.52%      0.05%      0.29%
EQ/GAMCO Small Company Value.................    0.68%      0.56%     2.28%        --         --
EQ/International Core PLUS...................    1.41%      0.42%     1.53%      1.69%      1.55%
EQ/JPMorgan Value Opportunities..............    0.41%      1.23%     4.29%      1.52%      1.32%
EQ/Large Cap Core PLUS.......................    0.33%      1.28%     0.87%      0.61%      0.59%
EQ/Large Cap Growth Index....................    0.08%        --        --         --         --
EQ/Large Cap Growth PLUS.....................    0.12%      0.37%       --         --         --
EQ/Large Cap Value PLUS......................    2.83%      1.59%     1.64%      0.78%      1.39%
EQ/Marsico Focus.............................    0.45%      0.19%     0.73%        --         --
EQ/Mid Cap Index.............................    0.56%        --      2.75%      7.85%      2.28%
EQ/Mid Cap Value PLUS........................    1.47%      0.98%     0.30%      5.10%      2.61%
EQ/Money Market..............................    2.81%      4.89%     3.80%      2.93%      0.84%
EQ/PIMCO Real Return.........................    3.23%      3.14%     8.98%        --         --
EQ/Quality Bond PLUS.........................    3.79%      4.87%     3.24%      3.29%      3.43%
EQ/Small Company Index.......................    0.84%      1.30%     1.39%      1.15%      2.58%
EQ/T ROWE Price Growth Stock.................      --       0.07%       --         --         --
EQ/Van Kampen Emerging Markets Equity........    0.13%        --      0.60%      0.51%      0.60%

                                     FSA-100

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


------------------------------------------
Notes to Financial Statements (Continued)
December 31, 2008
------------------------------------------

9. Investment Income Ratios (Concluded)


                                        2008       2007       2006       2005       2004
                                     ---------- ---------- ---------- ---------- ----------
Multimanager High Yield.............    8.15%       4.53%     5.95%      7.88%      6.25%
Multimanager Small Cap Value........    0.17%       0.22%     4.67%      3.93%      5.70%
Target 2015 Allocation..............    4.76%       8.76%       --         --         --
Target 2025 Allocation..............    4.98%       6.87%       --         --         --
Target 2035 Allocation..............    4.24%      11.67%       --         --         --
Target 2045 Allocation..............    4.23%       9.66%       --         --         --


                                    FSA-101

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                      AXA EQUITABLE LIFE INSURANCE COMPANY



 Report of Independent Registered Public Accounting Firm..................  F-1


 Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2008 and 2007................  F-2
   Consolidated Statements of Earnings, Years Ended December 31, 2008,
     2007 and 2006........................................................  F-3
   Consolidated Statements of Shareholder's Equity and Comprehensive
     Income, Years Ended December 31, 2008, 2007 and 2006.................  F-4
   Consolidated Statements of Cash Flows, Years Ended December 31, 2008,
     2007 and 2006........................................................  F-5
   Notes to Consolidated Financial Statements.............................  F-7

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("AXA Equitable") at December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2008 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Consolidated Financial Statements, AXA Equitable adopted a framework for measuring fair value on January 1, 2008. Also, AXA Equitable changed its method of accounting for uncertainty in income taxes on January 1, 2007 and for defined benefit pension and other postretirement plans on December 31, 2006.



/s/ PricewaterhouseCoopers LLP
New York, New York

March 13, 2009

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2008 AND 2007


                                                                                   2008                 2007
                                                                              -----------------    -----------------
                                                                                         (IN MILLIONS)
ASSETS
Investments:
   Fixed maturities available for sale, at estimated fair value.............  $     23,831.0       $     27,159.5
   Mortgage loans on real estate............................................         3,673.9              3,730.6
   Equity real estate, held for the production of income....................           370.3                381.7
   Policy loans.............................................................         3,700.3              3,938.8
   Other equity investments.................................................         1,646.8              1,820.3
   Trading securities......................................................            322.7                573.3
   Other invested assets....................................................         1,501.4              1,000.9
                                                                              -----------------    -----------------
     Total investments......................................................        35,046.4             38,605.1
Cash and cash equivalents...................................................         2,403.9              1,173.2
Cash and securities segregated, at estimated fair value.....................         2,572.6              2,370.0
Broker-dealer related receivables...........................................         1,020.4              1,623.5
Deferred policy acquisition costs...........................................         7,482.0              9,019.3
Goodwill and other intangible assets, net...................................         3,702.4              3,724.6
Amounts due from reinsurers.................................................         2,897.2              2,890.6
Loans to affiliates.........................................................           588.3                638.3
Other assets................................................................        12,926.0              3,341.8
Separate Accounts' assets...................................................        67,627.0             96,539.6
                                                                              -----------------    -----------------

TOTAL ASSETS................................................................  $    136,266.2       $    159,926.0
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................  $     24,742.5       $     25,168.2
Future policy benefits and other policyholders liabilities..................        17,733.1             14,304.7
Broker-dealer related payables..............................................           485.5                595.1
Customers related payables..................................................         2,753.1              2,722.2
Amounts due to reinsurers...................................................            64.2              1,119.5
Short-term and long-term debt...............................................           484.6                982.0
Loans from affiliates.......................................................         1,325.0                325.0
Income taxes payable........................................................         3,813.2              3,398.9
Other liabilities...........................................................         2,842.5              1,963.2
Separate Accounts' liabilities..............................................        67,627.0             96,539.6
Minority interest in equity of consolidated subsidiaries....................         2,896.9              2,478.9
Minority interest subject to redemption rights..............................           135.0                142.7
                                                                              -----------------    -----------------
     Total liabilities......................................................       124,902.6            149,740.0
                                                                              -----------------    -----------------

Commitments and contingent liabilities (Notes 2, 7, 10, 11, 12, 13, 18 and 19)

SHAREHOLDER'S EQUITY

Common stock, $1.25 par value, 2.0 million shares authorized,
   issued and outstanding...................................................             2.5                  2.5
Capital in excess of par value..............................................         5,184.1              5,265.4
Retained earnings...........................................................         8,412.6              5,186.0
Accumulated other comprehensive loss........................................        (2,235.6)              (267.9)
                                                                              -----------------    -----------------
     Total shareholder's equity.............................................        11,363.6             10,186.0
                                                                              -----------------    -----------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................  $    136,266.2       $    159,926.0
                                                                              =================    =================


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006


                                                                      2008               2007               2006
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)
REVENUES
Universal life and investment-type product
  policy fee income...........................................   $    2,951.7       $     2,741.7      $     2,252.7
Premiums......................................................          758.6               804.9              817.8
Net investment income.........................................        9,093.7             2,688.4            2,389.2
Investment (losses) gains, net................................         (338.5)               (7.2)              46.9
Commissions, fees and other income............................        6,115.8             5,180.6            4,373.0
                                                                -----------------  -----------------  -----------------
      Total revenues..........................................       18,581.3            11,408.4            9,879.6
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.......................................        4,702.6             1,998.5            1,960.5
Interest credited to policyholders' account balances..........        1,065.3             1,065.2            1,082.5
Compensation and benefits.....................................        1,989.1             2,453.2            2,090.4
Commissions...................................................        1,437.1             1,744.2            1,394.4
Distribution plan payments....................................          274.4               335.1              292.9
Amortization of deferred sales commissions....................           79.1                95.5              100.4
Interest expense..............................................           58.5                72.0               70.4
Amortization of deferred policy acquisition costs.............        3,484.7             1,099.2              689.3
Capitalization of deferred policy acquisition costs...........       (1,394.1)           (1,719.3)          (1,363.4)
Rent expense..................................................          246.6               224.3              204.1
Amortization of other intangible assets.......................           23.7                23.2               23.6
Other operating costs and expenses............................        1,196.0             1,317.9            1,254.2
                                                                -----------------  -----------------  -----------------
      Total benefits and other deductions.....................       13,163.0             8,709.0            7,799.3
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations before
  income taxes and minority interest..........................        5,418.3             2,699.4            2,080.3
Income taxes..................................................       (1,701.9)             (759.8)            (424.5)
Minority interest in net income of consolidated subsidiaries..         (470.0)             (702.9)            (608.3)
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations...........................        3,246.4             1,236.7            1,047.5
(Losses) earnings from discontinued operations,
   net of income taxes........................................          (26.1)               (5.9)              31.2
Gains (losses) on disposal of discontinued operations,
   net of income taxes........................................            6.3                 2.8               (1.9)
                                                                -----------------  -----------------  -----------------
NET EARNINGS..................................................   $    3,226.6       $     1,233.6      $     1,076.8
                                                                =================  =================  =================


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
    CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                                                         2008               2007               2006
                                                                   -----------------   ----------------   ----------------
                                                                                       (IN MILLIONS)
SHAREHOLDER'S EQUITY

Common stock, at par value, beginning and end of year.............  $         2.5       $        2.5       $        2.5
                                                                   -----------------   ----------------   ----------------

Capital in excess of par value, beginning of year.................        5,265.4            5,139.6            4,976.3
Changes in capital in excess of par value.........................          (81.3)             125.8              163.3
                                                                   -----------------   ----------------   ----------------
Capital in excess of par value, end of year.......................        5,184.1            5,265.4            5,139.6
                                                                   -----------------   ----------------   ----------------

Retained earnings, beginning of year..............................        5,186.0            4,507.6            4,030.8
Cumulative effect adjustment to adopt FIN 48......................            -                 44.8                -
                                                                   -----------------   ----------------   ----------------
Retained earnings, beginning of year as adjusted..................        5,186.0            4,552.4            4,030.8
Net earnings......................................................        3,226.6            1,233.6            1,076.8
Dividends on common stock.........................................            -               (600.0)            (600.0)
                                                                   -----------------   ----------------   ----------------
Retained earnings, end of year....................................        8,412.6            5,186.0            4,507.6
                                                                   -----------------   ----------------   ----------------

Accumulated other comprehensive (loss) income,
   beginning of year..............................................         (267.9)            (167.3)             432.3
Other comprehensive loss .........................................       (1,967.7)            (100.6)            (150.1)
Adjustment to initially apply SFAS No.158, net of income taxes ...            -                  -               (449.5)
                                                                   -----------------   ----------------   ----------------
Accumulated other comprehensive loss, end of year.................       (2,235.6)            (267.9)            (167.3)
                                                                   -----------------   ----------------   ----------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR...........................  $    11,363.6       $   10,186.0       $    9,482.4
                                                                   =================   ================   ================


                                                                         2008               2007               2006
                                                                   -----------------   ----------------   ----------------
                                                                                       (IN MILLIONS)
COMPREHENSIVE INCOME

Net earnings....................................................    $      3,226.6      $    1,233.6       $    1,076.8
                                                                   -----------------   ----------------   ----------------
Change in unrealized losses, net of
   reclassification adjustment..................................          (1,374.4)           (178.6)            (150.1)
Defined benefit plans:
   Net (loss) gain arising during year..........................            (620.4)             38.8                -
   Prior service cost arising during year.......................               -                 1.7                -
   Less: reclassification adjustment for:
     Amortization of net losses included in net periodic cost...              30.8              41.2                -
     Amortization of net prior service credit
       included in net periodic cost............................              (3.7)             (3.6)               -
     Amortization of net transition asset.......................               -                 (.1)               -
                                                                   -----------------   ----------------   ----------------
     Other comprehensive income - defined benefit plans.........            (593.3)             78.0                -
                                                                   -----------------   ----------------   ----------------

Other comprehensive loss........................................          (1,967.7)           (100.6)            (150.1)
                                                                   -----------------   ----------------   ----------------

COMPREHENSIVE INCOME............................................    $      1,258.9      $    1,133.0       $      926.7
                                                                   =================   ================   ================


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                                                       2008                2007               2006
                                                                 -----------------   -----------------  -----------------
                                                                                      (IN MILLIONS)
Net earnings..................................................    $     3,226.6       $    1,233.6       $     1,076.8
Adjustments to reconcile net earnings to net cash provided
  by operating activities:
  Interest credited to policyholders' account balances........          1,065.3            1,065.2             1,082.5
  Universal life and investment-type product
     policy fee income........................................         (2,951.7)          (2,741.7)           (2,252.7)
  Net change in broker-dealer and customer related
     receivables/payables.....................................            618.9               98.5               117.2
  Net investment income related to derivative instruments.....         (7,302.1)             (86.6)              302.4
  Change in reinsurance recoverable with affiliate............         (6,351.5)               -                   -
  Investment losses (gains), net..............................            338.5                7.2               (46.9)
  Change in segregated cash and securities, net...............           (202.6)            (360.3)             (245.0)
  Change in deferred policy acquisition costs.................          2,090.6             (620.1)             (674.1)
  Change in future policy benefits............................          2,398.0               95.4                52.7
  Change in income taxes payable..............................          1,135.0              532.9               425.9
  Minority interest in net income of consolidated subsidiaries            470.0              686.3               599.9
  Change in fair value of guaranteed minimum income
     benefit reinsurance contracts............................         (1,566.8)              (6.9)               14.8
  Amortization of deferred sales commissions..................             79.1               95.5               100.4
  Other depreciation and amortization.........................            140.4              133.8               144.9
  Amortization of other intangible assets, net................             23.7               23.2                23.6
  (Gains) losses on disposal of discontinued operations.......             (6.3)              (2.8)                1.9
  Change in accounts payable and accrued expenses.............           (187.7)             102.6                85.5
  Other, net..................................................             75.3               81.6                61.1
                                                                 -----------------   -----------------  -----------------

Net cash (used in) provided by operating activities...........         (6,907.3)             337.4               870.9
                                                                 -----------------   -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments of fixed maturities
     and mortgage loans.......................................          1,727.5            2,143.1             2,962.2
  Sales of investments........................................            796.2            2,356.5             1,536.9
  Sale of AXA Equitable Life and Annuity......................             60.8                -                   -
  Purchases of investments....................................         (2,106.8)          (3,525.3)           (4,262.3)
  Cash settlements related to derivative instruments..........          5,337.0              (98.3)                -
  Change in short-term investments............................             29.3              107.0                65.6
  Decrease in loans to affiliates.............................              -                400.0                 -
  Increase in loans to affiliates.............................              -               (650.0)                -
  Change in capitalized software, leasehold improvements
     and EDP equipment .......................................           (163.1)            (205.0)             (146.1)
  Other, net..................................................            155.9              (91.2)             (390.4)
                                                                 -----------------   -----------------  -----------------

Net cash provided by (used in) investing activities...........          5,836.8              436.8              (234.1)
                                                                 -----------------   -----------------  -----------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
                                    CONTINUED

                                                                      2008               2007               2006
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)
Cash flows from financing activities:
  Policyholders' account balances:
    Deposits..................................................   $    4,384.5       $     4,102.1      $     3,865.2
    Withdrawals from and transfers to Separate Accounts.......       (2,602.8)           (3,831.7)          (3,569.1)
  Change in short-term financings.............................         (497.8)              199.0              327.7
  Repayments of long-term debt ...............................            -                   -               (400.0)
  Increase in collateralized pledged liabilities..............          568.7                 -                  -
  Proceeds from loans from affiliates.........................        1,000.0                 -                  -
  Shareholder dividends paid..................................            -                (600.0)            (600.0)
  Other, net..................................................         (551.4)             (592.6)            (206.5)
                                                                -----------------  -----------------  -----------------

Net cash provided by (used in) financing activities...........        2,301.2              (723.2)            (582.7)
                                                                -----------------  -----------------  -----------------

Change in cash and cash equivalents...........................        1,230.7                51.0               54.1
Cash and cash equivalents, beginning of year..................        1,173.2             1,122.2            1,068.1
                                                                -----------------  -----------------  -----------------

Cash and Cash Equivalents, End of Year........................   $    2,403.9       $     1,173.2      $     1,122.2
                                                                =================  =================  =================

Supplemental cash flow information:

  Interest Paid...............................................   $       34.4       $        52.6      $        59.9
                                                                =================  =================  =================
  Income Taxes Paid (Refunded)................................   $      257.3       $       178.1      $       (40.8)
                                                                =================  =================  =================







                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1)      ORGANIZATION

        AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is a wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

        The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

        Insurance
        ---------

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, variable and fixed-interest annuity products, mutual funds and other investment products and asset management principally to individuals and small and medium size businesses and professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Company's insurance business is conducted principally by AXA Equitable and, until August 1, 2008, its wholly owned life insurance subsidiary, AXA Equitable Life and Annuity Company ("AXA Life"), formerly AXA Life and Annuity Company. On August 1, 2008 AXA Equitable sold AXA Life to AXA Equitable Financial Services, LLC, a wholly-owned subsidiary of AXA Financial, for $60.8 million in cash, which approximated AXA Equitable's investment in AXA Life.

        Investment Management
        ---------------------

        The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. Its principal services include: (a) institutional investment services, servicing institutional clients including unaffiliated corporate and public employee pension funds, endowment funds, domestic and foreign institutions and governments, by means of separately managed accounts, sub-advisory relationships, structured products, collective investments trusts, mutual funds and other investment vehicles, (b) retail services, servicing individual clients, primarily by means of retail mutual funds sponsored by AllianceBernstein or an affiliated company, sub-advisory relationships in respect of mutual funds sponsored by third parties, separately managed account programs sponsored by financial intermediaries worldwide, and other investment vehicles, (c) private client services, including high-net-worth individuals, trusts and estates, charitable foundations, partnerships, private and family corporations and other entities, by means of separately managed accounts, hedge funds, mutual funds, and other investment vehicles, and
        (d) institutional research services by means of independent, fundamental research, portfolio strategy and brokerage-related services. Principal subsidiaries of AllianceBernstein include: SCB Inc., formerly known as Sanford C. Bernstein, Inc. ("Bernstein"), Sanford C. Bernstein & Co. LLC ("SCB LLC"), Sanford C. Bernstein Limited ("SCBL") and SCB Partners, Inc. ("SCB Partners"). This segment includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

        AllianceBernstein is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AllianceBernstein is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AllianceBernstein are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

        In October 2000, AllianceBernstein acquired substantially all of the assets and liabilities of SCB Inc (the "Bernstein Acquisition"). Following a two-year lockout period that ended October 2002, the former Bernstein shareholders were permitted to exercise the right to sell private units in AllianceBernstein L.P. (the "AllianceBernstein Units") that were acquired in the Bernstein Acquisition to AXA Financial or an affiliated company (the "AB Put"). In February 2007, AXA Financial purchased a tranche of 8.16 million AllianceBernstein Units pursuant to an exercise of the AB Put at a purchase price of approximately $745.7 million and recorded additional goodwill of $392.8 million and other intangible assets of $209.5 million. After this purchase, AXA Financial Group's beneficial ownership in AllianceBernstein increased by approximately 3.0% to 63.3%. Through December 31, 2008, the Company acquired 32.7 million AllianceBernstein Units pursuant to the AB Put at the aggregate market price of $1,631.1 million and recorded additional goodwill of $733.8 million and other intangible assets of $251.7 million. At December 31, 2008 and 2007, the Company's consolidated economic interest in AllianceBernstein was 37.4% and 45.5%, respectively. At December 31, 2008 and 2007, AXA Financial Group's beneficial ownership in AllianceBernstein was approximately 62.4% and 63.2%, respectively. Minority interest subject to redemption rights on the consolidated balance sheets represents the remaining private AllianceBernstein Units still held by former Bernstein shareholders. On January 6, 2009, AXA America Holdings Inc. ("AXA America"), an indirect wholly owned subsidiary of AXA, purchased the remaining 8.16 million AllianceBernstein Units from SCB Partners at a price of $18.349 per Unit pursuant to the final installment of the AB Put.

2)      SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation
        -----------------------------------------------------

        The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

        The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

        At December 31, 2008 and 2007, respectively, the Insurance Group's General Account held $1.8 million and $5.7 million of investment assets issued by VIEs and determined to be significant variable interests under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") 46(R), "Consolidation of Variable Interest Entities - Revised". At December 31, 2008 and 2007, respectively, as reported in the consolidated balance sheet, these investments included $0.8 million and $4.7 million of fixed maturities (collateralized debt and loan obligations) and $1.0 million and $1.0 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2008 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

        Management of AllianceBernstein reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that AllianceBernstein is required to consolidate under FIN 46(R). These include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

        AllianceBernstein earned investment management fees on client AUM of these entities but derived no other benefit from those assets and cannot utilize those assets in its operations.

        At December 31, 2008, AllianceBernstein had significant variable interests in certain other structured products and hedge funds with approximately $61.0 million in client assets under management. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary of the expected losses or expected residual returns of these entities. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments of $0.1 million in and prospective investment management fees earned from these entities.

        All significant intercompany transactions and balances have been eliminated in consolidation. The years "2008," "2007" and "2006" refer to the years ended December 31, 2008, 2007 and 2006, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

        Accounting Changes
        ------------------

        On January 12, 2009, the FASB issued FASB Staff Position ("FSP") Emerging Issues Task Force ("EITF") 99-20-1, "Amendments to the Impairment Guidance of EITF Issue No. 99-20", amending EITF Issue No. 99-20, "Recognition of Interest Income and Impairment of Purchased Beneficial Interests and Beneficial Interests That Continue to be Held by a Transferor in Securitized Financial Assets". The FSP broadens the other-than-temporary impairment assessment for interests in securitized financial assets within the scope of EITF 99-20 to conform to the model applicable to all other debt securities by permitting reasonable management judgment of the probability to collect all projected cash flows. FSP EITF 99-20-1 is effective prospectively for interim and annual reporting periods ending after December 15, 2008 and application to prior periods is not permitted. At December 31, 2008, debt securities with amortized cost and fair values of approximately $1,616.8 million and $1,156.3 million comprised the population subject to this amendment. Adoption of the FSP did not have an impact on the Company's consolidated results of operations or financial position.

        Effective January 1, 2008, Statement of Financial Accounting Standards ("SFAS") No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities including an amendment of FASB Statement No. 115," permits entities to choose to measure many financial instruments and certain other items at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. Management has elected not to adopt the fair value option as permitted by SFAS No. 159.

        Effective January 1, 2008, the Company adopted SFAS No. 157, "Fair Value Measurements". SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair value measurements that are already required or permitted by other accounting standards, except for measurements of share-based payments and measurements that are similar to, but not intended to be, fair value. Fair value is defined under SFAS No. 157 as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company's adoption of SFAS No. 157 at January 1, 2008 required only a remeasurement of the fair value of the Guaranteed Minimum Income Benefit ("GMIB") reinsurance asset, resulting in an increase in net income of $68.8 million, related to an increase in the fair value of the GMIB reinsurance asset of $210.6 million, offset by increased DAC amortization of $104.7 million and increased Federal income taxes of $37.1 million. The increase in the GMIB reinsurance asset's fair value under SFAS No. 157 was due primarily to updates to the capital markets assumptions and risk margins, reflective of market participant assumptions required by the exit value model of SFAS No. 157.

        On February 12, 2008, the FASB issued FSP SFAS No. 157-2, which deferred the effective date of SFAS No. 157 for one year for all non-financial assets and non-financial liabilities, including goodwill and other intangible assets, except for those items that are recognized or disclosed at fair value on a recurring basis (at least annually). This deferral delays until December 31, 2009 the application of SFAS No. 157 to the Company's annual impairment testing of goodwill and other intangible assets but would require adoption in an earlier interim period in 2009 if circumstances would be indicative of an impairment event. Management does not anticipate adoption of this FSP to have significant impact on the methodologies used to measure fair value for these impairment assessments.

        On October 10, 2008, the FASB issued FSP SFAS No. 157-3, "Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active," which clarifies the application of SFAS No. 157 in a market that is not active and provides an example to illustrate key considerations in determining the fair value of a financial asset when the market for that financial asset is not active. FSP SFAS No. 157-3 was effective upon issuance, including prior periods for which financial statements have not been issued. Significant liquidity constraints that emerged in fourth quarter 2008 in the market for commercial mortgage-backed securities ("CMBS") resulted in the Company's adoption of this clarification for purpose of measuring the fair value of its CMBS portfolio at December 31, 2008. As a result, management concluded that an adjusted discounted cash flow methodology that maximizes the use of relevant observable inputs would produce a more representative measure of the fair value of CMBS at December 31, 2008 as compared to matrix pricing and broker quotes used at prior measurement dates and that now would require significant adjustments. The determination of fair value also considered the very limited, yet observable, CMBS transactions that occurred in fourth quarter 2008. At December 31, 2008, the fair value of the Company's CMBS portfolio was $1,674.7 million.

        Effective January 1, 2008, the Company adopted SFAS No. 141(R), "Business Combinations (revised 2007)" to be applied prospectively for all future acquisitions. While retaining the requirement of SFAS No. 141, "Business Combinations," to use purchase accounting for all business combinations, SFAS No. 141(R)'s new rules include the following:
           o The acquirer will recognize 100% of the fair values of acquired assets and assumed liabilities (with few exceptions) upon initially obtaining control even if it has not acquired 100% of the target company,
           o Contingent considerations will be included in the purchase price consideration on a fair value basis while transaction costs will be expensed as incurred, and
           o The requirements in SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities," must be met at the acquisition date in order to accrue for a restructuring plan.

        In June 2007, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 07-1, "Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies". The SOP provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The SOP addresses whether the specialized industry accounting principles of the Guide should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity. SOP 07-1 was to have been effective for fiscal years beginning after December 15, 2007. On February 12, 2008, the FASB issued FSP SOP 07-1-1 that indefinitely delays the effective date of SOP 07-1. The delay is intended to allow the FASB time to consider a number of significant issues relating to the implementation of SOP 07-1.

        Effective January 1, 2007, and as more fully described in Note 15 herein, the Company adopted FIN 48, "Accounting for Uncertainty in Income Taxes," an interpretation that clarifies the recognition criteria and measurement of the economic benefits associated with tax positions taken or expected to be taken in a tax return. Under FIN 48, a tax benefit is recognized only if it is "more likely than not" to be sustained based on the technical merits of the position, assuming examination by the taxing authority, and is required to be measured at the largest amount of tax benefit that is more than 50% likely of being realized upon ultimate settlement, taking into consideration the amounts and probabilities of potential settlement outcomes. FIN 48 also addresses subsequent derecognition of tax positions, changes in the measurement of recognized tax positions, accrual and classification of interest and penalties, and accounting in interim periods. In addition, annual disclosures with respect to income taxes have been expanded by FIN 48 and require inclusion of a tabular reconciliation of the total amounts of unrecognized tax benefits at the beginning and end of the reporting period. As a result of adopting FIN 48, the Company recognized a $44.8 million cumulative-effect adjustment that increased January 1, 2007 retained earnings reflecting a decrease in the amount of unrecognized tax benefits.

        On January 1, 2007, the Company adopted the AICPA's SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts". The SOP requires identification of transactions that result in a substantial change in an insurance contract.

        Transactions subject to review include internal contract exchanges, contract modifications via amendment, rider or endorsement and elections of benefits, features or rights contained within the contract. If determined that a substantial change has occurred, the related deferred policy acquisition costs ("DAC") and other related balances must be written off. The adoption of SOP 05-1 did not have a material impact on the Company's consolidated results of operations or financial position.

        On December 31, 2006, the Company implemented SFAS No. 158, "Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans," requiring employers to recognize the over or underfunded status of such benefit plans as an asset or liability in the balance sheet for reporting periods ending after December 15, 2006 and to recognize subsequent changes in that funded status as a component of other comprehensive income. The funded status of a plan is measured as the difference between plan assets at fair value and the projected benefit obligation for pension plans or the benefit obligation for any other postretirement plan. SFAS No. 158 did not change the determination of net periodic benefit cost or its presentation in the statement of earnings. However, its requirements represent a significant change to previous accounting guidance that generally delayed recognition of certain changes in plan assets and benefit obligations in the balance sheet and only required disclosure of the complete funded status of the plans in the notes to the financial statements.

        As required by SFAS No. 158, the $449.5 million impact of initial adoption, net of income tax and minority interest, was reported as an adjustment to the December 31, 2006 balance of accumulated other comprehensive income in the accompanying consolidated financial statements. The consequent recognition of the funded status of its defined benefit pension and other postretirement plans at December 31, 2006 reduced total assets by approximately $684.2 million principally due to the $684.2 million reduction of prepaid pension cost, and decreased total liabilities by approximately $234.7 million. The change in liabilities resulted principally from the $242.7 million decrease in income taxes payable partially offset by an increase of $12.0 million in benefit plan liabilities.

        SFAS No. 158 imposes an additional requirement, effective for fiscal years ending after December 15, 2008, to measure plan assets and benefit obligations as of the date of the employer's year-end balance sheet, thereby eliminating the option to elect an earlier measurement date alternative of not more than three months prior to that date, if used consistently each year. This provision of SFAS No. 158 had no impact on the Company as it already uses a December 31 measurement date for all of its plan assets and benefits obligations.

        On January 1, 2006, the Company adopted SFAS No. 123(R), "Share-Based Payment," which requires the cost of all share-based payments to employees to be recognized in the financial statements based on their fair values, resulting in compensation expense for certain types of the Company's equity-classified award programs for which no cost previously would have been charged to net earnings in accordance with Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," most notably for employee options to purchase AXA American Depository Receipts ("ADRs") and AXA ordinary shares and for employee stock purchase plans. As a result of adopting SFAS No. 123(R) on January 1, 2006, consolidated earnings from continuing operations before income taxes and minority interest for 2006 was $81.8 million lower and consolidated net earnings for 2006 was $52.5 million lower than if these plans had continued to be accounted for under APB No. 25.

        The Company used the "modified prospective method," applying the measurement, recognition, and attribution requirements of SFAS No. 123(R) to stock-based compensation awards granted, modified, repurchased or cancelled on or after January 1, 2006. Beginning in first quarter 2006, costs associated with unvested portions of outstanding employee stock option awards at January 1, 2006 were recognized in the consolidated statement of earnings over the awards' remaining future service-vesting periods. Liability-classified awards outstanding at January 1, 2006, such as performance units and stock appreciation rights, were remeasured to fair value. The remeasurement resulted in no adjustment to their intrinsic value basis, including the cumulative effect of differences between actual and expected forfeitures, primarily due to the de minimis time remaining to expected settlement of these awards.

        The Company also elected the "short-cut" transition alternative for approximating the historical pool of windfall tax benefits available in shareholder's equity at January 1, 2006 as provided by the FASB in FSP FAS No. 123(R)-3, "Transition Election Related to Accounting For the Tax Effects of Share-Based Payment Awards". This historical pool represents the cumulative tax benefits of tax deductions for employee share-based payments in excess of compensation costs recognized under U.S. GAAP. In the event that a shortfall of tax benefits occurs during a reporting period (i.e., tax deductions are less than the related cumulative compensation expense), the historical pool will be reduced by the amount of the shortfall. If the shortfall exceeds the amount of the historical pool, there will be a negative impact on the results of operations. In 2008, 2007 and 2006, additional windfall tax benefits resulted from employee exercises of stock option awards.

        New Accounting Pronouncements
        -----------------------------

        On December 30, 2008, the FASB issued FSP FAS 132(R)-1, "Disclosures about Employers' Postretirement Benefit Plan Assets". The FSP amended FAS. 132(R), "Disclosure about Plan Assets," to require additional disclosures about assets held in an employer's defined benefit pension or other postretirement plans, including disclosures about fair value measures similar to those of SFAS No. 157. The FSP is effective prospectively for fiscal years ending after December 15, 2009.

        On March 19, 2008, the FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133," which requires enhanced disclosures of an entity's objectives and strategies for using derivatives, including tabular presentation of fair value amounts, gains and losses, and related hedged items, with appropriate cross-referencing to the financial statements. SFAS No. 161 is effective for interim and annual reporting periods beginning January 1, 2009.

        On December 4, 2007, the FASB issued SFAS No. 160, "Noncontrolling Interests in Consolidated Financial Statements, an amendment of ARB No. 51". SFAS No. 160 will:
            o Recharacterize minority interests, currently classified within liabilities, as noncontrolling interests to be reported as a component of consolidated equity on the balance sheet,
            o Include total income in net income, with separate disclosure on the face of the consolidated income statement of the attribution of income between controlling and noncontrolling interests, and
            o Account for increases and decreases in noncontrolling interests as equity transactions with any difference between proceeds of a purchase or issuance of noncontrolling interests being accounted for as a change to the controlling entity's equity instead of as current period gains/losses in the consolidated income statement. Only when the controlling entity loses control and deconsolidates a subsidiary will a gain or loss be recognized.

        SFAS No. 160 is effective prospectively for fiscal years beginning on or after December 15, 2008 except for its specific transition provisions for retroactive adoption of the balance sheet and income statement presentation and disclosure requirements for existing minority interests. Management currently is assessing the impacts of adoption, including adjustments that will be required in the consolidated financial statements to conform the presentations of minority interest in the equity and net income of AllianceBernstein and the recognition of changes in the Company's ownership interest. In 2009, the Emerging Issues Task Force will consider a topic entitled "Consideration of an Insurer's Accounting for Majority Owned Investments When the Ownership Is Through a Separate Account". This issue will consider the treatment of Separate Account arrangements that involve ownership by the Separate Account of more than 50% of its mutual fund shares.

        Closed Block
        ------------

        As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

        The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

        If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

        Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

        Investments
        -----------

        The carrying values of fixed maturities identified as available for sale are reported at fair value. Changes in fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary. The redeemable preferred stock investments reported in fixed maturities include real estate investment trusts ("REIT") perpetual preferred stock, other perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment (losses) gains, net.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

        Valuation allowances are netted against the asset categories to which they apply.

        Policy loans are stated at unpaid principal balances.

        Partnerships, investment companies and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under FIN 46(R) are consolidated; those in which the Company does not have control and a majority economic interest and those that do not meet FIN 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate. The Company records its interests in certain of these partnerships on a one quarter lag.

        Equity securities, which include common stock and non-redeemable preferred stock classified as available for sale securities, are carried at fair value and are included in other equity investments with unrealized gains and losses reported as a separate component of accumulated other comprehensive income (loss) in Shareholder's equity.

        Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains and losses reported in Net earnings.

        Corporate owned life insurance ("COLI") is purchased by the Company on the lives of certain key employees; certain subsidiaries of the Company are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2008 and 2007, the carrying value of COLI was $687.3 million and $770.7 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

        Short-term investments are stated at amortized cost that approximates fair value, and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value has been determined to approximate fair value.

        All securities owned including United States government and agency securities, mortgage-backed securities and futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

        Derivatives
        -----------

        The Company primarily uses derivatives for asset/liability risk management, for hedging individual securities and certain equity exposures and to reduce its exposure to interest rate fluctuations on its long-term debt obligations. Various derivative instruments are used to achieve these objectives, including interest rate floors, interest rate swaps, futures contracts and options positions. None of the derivatives were designated as qualifying hedges under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities".

        The Insurance Group issues certain variable annuity products with Guaranteed Minimum Death Benefit ("GMDB"), GMIB and Guaranteed Withdrawal Benefit for Life ("GWBL") features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholder account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in GMIB benefits, in the event of election, being higher than what accumulated policyholders account balances would support. The Company currently utilizes a combination of futures contracts and interest rate swap and floor contracts to hedge such risks. However, for both GMDB and GMIB, the Company retains basis and volatility risk and risk associated with actual versus expected assumptions for mortality, lapse, surrender, withdrawal and contractholder election rates, among other things. The futures contracts are managed to correlate with changes in the value of the GMDB and GMIB feature that result from financial markets movements. In addition, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company. Reinsurance contracts covering GMIB exposure as well as the GWBL features are considered derivatives for accounting purposes, and, therefore, must be reported in the balance sheet at their fair value. GMIB reinsurance and GWBL features' fair values are reported in the consolidated balance sheets in Other assets and Future policy benefits and other policyholders liabilities, respectively. Changes in GMIB reinsurance fair values are reflected in Commissions, fees and other income in the consolidated statements of earnings, while changes related to the GWBL fair values are reported in Policyholder's benefits. There can be no assurance that ultimate actual experience will not differ from management's estimates. See Note 8 herein.

        Margins on individual insurance and annuity contracts are affected by interest rate fluctuations. If interest rates fall, credited interest rates and dividends could be adjusted prospectively subject to minimum rate guarantees. To hedge exposure to lower interest rates for these and other reasons, the Company may use interest rate floors.

        The Company is exposed to equity market fluctuations through investments in Separate Accounts. The Company may enter into derivative contracts to minimize such risk.

        The Company is exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, such credit exposure is limited to the fair value of the derivative instruments at the reporting date. All derivatives outstanding at December 31, 2008 and 2007 are recognized on the balance sheet at their fair values. The Company controls and minimizes its counterparty exposure. Exposure to credit risk is controlled with respect to each counterparty through a credit appraisal and approval process. Each counterparty is currently rated A+ or better by Moody's and Standard and Poor's rating agencies. In addition, as further described in Note 3, the Company has executed various collateral arrangements with counterparties to over-the-counter derivative transactions that require both pledging and accepting collateral either in the form of cash or high-quality securities, such as Treasuries or those issued by government agencies. All outstanding equity-based and treasury futures contracts at December 31, 2008 and 2007 were exchange-traded and are marked to market and net settled daily. All gains and losses on derivative financial instruments other than the GMIB reinsurance contracts and the GWBL features liability are reported in Net investment income.

        Net Investment Income, Investment (Losses) Gains, Net and Unrealized Investment Gains (Losses)
        --------------------------------------------------------------------

        Net investment income and realized investment gains (losses), net (together, "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

        Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment (losses) gains, net.

        Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income.

        Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to certain pension operations principally consisting of group non-participating wind-up annuity products ("Wind-up Annuities"), Closed Block's policyholders dividend obligation and DAC related to universal life and investment-type products and participating traditional life contracts.

        Fair Value of Other Financial Instruments
        -----------------------------------------

        SFAS No. 157 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. SFAS No. 157 also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

            Level 1 Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
            Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.
            Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

        Fair value measurements classified as Level 1 include exchange-traded prices of debt and equity securities and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. At December 31, 2008, investments classified as Level 2 comprised approximately 24.0% of invested assets measured at fair value on a recurring basis and primarily included U.S. government and agency securities and certain corporate debt securities. As market quotes generally are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. These valuation methodologies have been studied and evaluated by the Company and the resulting prices determined to be representative of exit values for which the significant inputs are sourced either directly or indirectly from market observable data.

        At December 31, 2008, approximately $419.4 million amortized cost of CMBS securities were transferred from Level 2 to Level 3 classification. Through third quarter 2008, pricing of these securities was sourced from a third party service, whose process placed significant reliance on market trading activity. In fourth quarter 2008, the lack of sufficient observable CMBS trading data and significant volatility in the pricing of isolated trades, made it difficult, at best, to validate prices of CMBS securities below the senior AAA tranche for which limited trading continued. Consequently, the Company instead applied a risk-adjusted present value technique to the projected cash flows of these securities, as adjusted for origination year, default metrics, and level of subordination, with the objective of maximizing observable inputs. To provide for consideration of fourth quarter market transactions, the fair value measures of these CMBS securities at December 31, 2008 attributed a 10% weighting to the pricing sourced from the third party service. This weighting of multiple valuation techniques is permitted both by SFAS No. 157 and FSP FAS 157-3 and produces a more representative measure of the fair values of these CMBS securities in the circumstances. The fair value of these CMBS securities at December 31, 2008 was approximately $358.2 million. The Level 2 classification continues to include approximately $1,843.0 million AAA-rated mortgage- and asset-backed securities, including AAA senior CMBS, for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently volatile, market activity in these sectors.

        Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. In addition to the CMBS securities described above, included in the Level 3 classification at December 31, 2008 were approximately $458.4 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate the pricing of investments classified as Level 3, including back-testing to historical prices, benchmarking to similar securities, and internal review by a valuation committee. Level 3 also includes the GMIB reinsurance asset and the GWBL features' liability, which are accounted for as derivatives in accordance with SFAS No. 133. The GMIB reinsurance asset reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GWBL related liability reflects the present value of expected future payments (benefits) less the fees, adjusted for risk margins, attributable to the GWBL feature valued as an embedded derivative over a range of market-consistent economic scenarios. The valuation of both the asset and liability just described incorporates significant non-observable assumptions related to policyholder behavior, risk margins and projections of Separate Account funds.

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair values cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded from fair value disclosures, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2008 and 2007.

        Fair values for mortgage loans on real estate are measured by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the fair value of the underlying collateral if lower.

        The fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and certain annuities, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The fair values for variable deferred annuities and single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

        Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates fair value.

        Recognition of Insurance Income and Related Expenses
        ----------------------------------------------------

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        DAC
        ---

        Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets estimated future gross profit assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2008, the average gross short-term and long-term annual return estimate is 9.0% (6.7% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (12.7% net of product weighted average Separate Account fees) and 0.0% ((2.3%) net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2008, current projections of future average gross market returns assume a 9% return for 2009 through 2013, which is within the maximum and minimum limitations.

        At the end of each accounting period, the present value of estimated gross profits or assessments is updated based on historical and anticipated future experience. Due primarily to the significant reduction in Separate Accounts balances in fourth quarter 2008 and a change in the estimate of average gross short-term annual return on Separate Account balances to 9.0%, estimated gross profits on a U.S. GAAP basis for certain issue years of the Accumulator(R) product line of variable annuities are expected to be negative due to the recognition of derivative gains in earnings, while the reserves do not fully reflect the immediate impact of equity and interest market fluctuations. Therefore, the amortization method was changed from a methodology that uses the present value of estimated gross profits to the present value of estimated assessments.

        In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

        Other significant assumptions underlying gross profit estimates relate to contract persistency and General Account investment spread.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2008, the average rate of assumed investment yields, excluding policy loans, was 6.2% grading to 6.0% over 10 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        Contractholder Bonus Interest Credits
        -------------------------------------

        Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

        Policyholders' Account Balances and Future Policy Benefits
        ----------------------------------------------------------

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        AXA Equitable issues certain variable annuity products with GMDB and GWBL features and guaranteed minimum accumulation benefits ("GMAB"). AXA Equitable also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

        Deferred cost of reinsurance associated with the reinsurance of GMDB and GMIB riders is amortized over the life of the underlying annuity contracts based on assessments.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4.0% to 10.9% for life insurance liabilities and from 2.35% to 8.7% for annuity liabilities.

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Policyholders' Dividends
        ------------------------

        The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

        At December 31, 2008, participating policies, including those in the Closed Block, represent approximately 9.73% ($27,200.0 million) of directly written life insurance in-force, net of amounts ceded.

        Separate Accounts
        -----------------

        Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in the Separate Accounts are carried at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. The assets and liabilities of three Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements.

        The investment results of Separate Accounts, including unrealized (losses) gains, on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2008, 2007 and 2006, investment results of such Separate Accounts were (losses) gains of $(33,912.8) million, $5,347.4 million and $5,689.1 million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

        The Company reports the General Account's interests in Separate Accounts as Trading securities in the consolidated balance sheets.

        Recognition of Investment Management Revenues and Related Expenses
        ------------------------------------------------------------------

        Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by SCB LLC, for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee that is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of or shortfall compared to a stated benchmark over a specified period of time. Performance-based fees are recorded as revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and SCBL, for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

        Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received.

        AllianceBernstein's management tests the deferred sales commission asset for recoverability quarterly. AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

        Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2008. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

        Goodwill and Other Intangible Assets
        ------------------------------------

        Goodwill represents the excess of the purchase price over the fair value of identifiable assets of acquired companies, and relates principally to the Bernstein Acquisition and purchases of AllianceBernstein units. In accordance with SFAS No. 142, "Goodwill and Other Intangible Assets," goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred. Based on the 2008 impairment testing performed as of December 31, 2008, management determined that goodwill was not impaired.

        Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein units include values assigned to contracts of businesses acquired. These intangible assets continue to be amortized on a straight-line basis over estimated useful lives of twenty years.

        Other intangible assets are tested for impairment quarterly. Management believes that other intangible assets were not impaired at December 31, 2008.

        Other Accounting Policies
        -------------------------

        Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software that ranges between one and nine years.

        AXA Financial and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Discontinued operations include real estate held-for-sale.

        Real estate investments meeting the following criteria are classified as real estate held-for-sale: o Management having the authority to approve the action commits the organization to a plan to sell the property.
        o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.
        o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.
        o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.
        o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.
        o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

        Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

        Real estate held-for-sale is included in the Other assets line in the consolidated balance sheets. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2008 were not significant.

3)      INVESTMENTS

        Fixed Maturities and Equity Securities

        The following tables provide additional information relating to fixed maturities and equity securities:

                                                                   GROSS              GROSS
                                               AMORTIZED         UNREALIZED         UNREALIZED         ESTIMATED
                                                  COST             GAINS              LOSSES           FAIR VALUE
                                            ----------------- -----------------  -----------------  ----------------
                                                                         (IN MILLIONS)
        DECEMBER 31, 2008
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate......................  $   18,913.6      $     223.6        $     1,782.7      $    17,354.5
            Mortgage and Asset Backed......       4,242.8            76.7                 580.0            3,739.5
            U.S. Treasury, government
              and agency securities........       1,061.9            279.7                  -              1,341.6
            States and political
              subdivisions.................        164.7             12.0                   7.7              169.0
            Foreign governments............        256.3             46.5                   5.6              297.2
            Redeemable preferred stock.....       1,571.7             .1                  642.6              929.2
                                            ----------------- -----------------  -----------------  ----------------
              Total Available for Sale.....  $   26,211.0      $     638.6        $     3,018.6      $    23,831.0
                                            ================= =================  =================  ================

        Equity Securities:
          Available for sale...............  $     31.7        $       -          $         4.9      $        26.8
          Trading securities...............        434.9              .2                  188.6              246.5
                                            ----------------- -----------------  -----------------  ----------------
        Total Equity Securities............  $     466.6       $      .2          $       193.5      $       273.3
                                            ================= =================  =================  ================

        December 31, 2007
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate......................  $   19,495.5      $     586.5        $       290.1      $    19,791.9
            Mortgage and Asset Backed......       4,665.3            52.5                 266.5            4,451.3
            U.S. Treasury, government
              and agency securities........        715.4             51.8                   -                767.2
            States and political
              subdivisions.................        169.8             16.7                    .6              185.9
            Foreign governments............        237.0             41.9                   -                278.9
            Redeemable preferred stock.....       1,730.7            51.3                  97.7            1,684.3
                                            ----------------- -----------------  -----------------  ----------------
              Total Available for Sale.....  $   27,013.7      $     800.7        $       654.9      $    27,159.5
                                            ================= =================  =================  ================

        Equity Securities:
          Available for sale...............  $     25.1        $      .8          $          .1      $        25.8
          Trading securities...............        482.2              8.7                  23.8              467.1
                                            ----------------- -----------------  -----------------  ----------------
        Total Equity Securities............  $     507.3       $      9.5         $        23.9      $       492.9
                                            ================= =================  =================  ================

        At December 31, 2008 and 2007, respectively, the Company had trading fixed maturities with an amortized cost of $79.6 million and $105.3 million and carrying values of $76.2 million and $106.2 million. Gross unrealized gains on trading fixed maturities were $0.1 million and $1.0 million and gross unrealized losses were $3.5 million and $0.1 million for 2008 and 2007, respectively.

        The Company determines the fair value of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

        The contractual maturity of bonds at December 31, 2008 is shown below:

                                                                  AVAILABLE FOR SALE
                                                          ------------------------------------
                                                             AMORTIZED          ESTIMATED
                                                               COST             FAIR VALUE
                                                          ----------------   -----------------
                                                                     (IN MILLIONS)
        Due in one year or less..........................  $    668.0         $     670.7
        Due in years two through five....................      8,254.4             7,845.7
        Due in years six through ten.....................      7,777.2             7,077.9
        Due after ten years..............................      3,696.9             3,568.0
                                                          ----------------   -----------------
            Subtotal.....................................      20,396.5           19,162.3
        Mortgage and Asset Backed........................      4,242.8             3,739.5
                                                          ----------------   -----------------
        Total  ..........................................  $   24,639.3       $   22,901.8
                                                          ================   =================

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process includes a quarterly review of certain assets by the Insurance Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be other than temporarily impaired, then the appropriate provisions are taken.

        The following table discloses the 1,373 issues of fixed maturities that have been in a continuous unrealized loss position for less than a twelve month period and greater than a twelve month period as of December 31, 2008:

                                  LESS THAN 12 MONTHS            12 MONTHS OR LONGER                  TOTAL
                              ----------------------------  -------------------------------------------------------------
                                                 GROSS                          GROSS                          GROSS
                               ESTIMATED      UNREALIZED      ESTIMATED      UNREALIZED     ESTIMATED       UNREALIZED
                               FAIR VALUE       LOSSES       FAIR VALUE        LOSSES       FAIR VALUE        LOSSES

                              ------------   -------------  -------------  -------------   -------------   --------------
                                                                    (IN MILLIONS)
   Fixed Maturities:
     Corporate..............  $   8,636.5    $   (1,051.8)  $    3,495.8   $     (730.9)   $   12,132.3    $   (1,782.7)
     Mortgage and
        Asset Backed........        379.9           (26.1)       1,409.6         (553.9)        1,789.5          (580.0)
     U.S. Treasury,
       government and
       agency securities....          -               -              -              -               -               -
     States and political

       subdivisions.........         36.9            (5.2)          17.7           (2.5)           54.6            (7.7)
     Foreign governments....         70.0            (5.6)           -              -              70.0            (5.6)
     Redeemable
       preferred stock......        364.2          (278.1)         515.6         (364.5)          879.8          (642.6)
                              ------------   -------------  -------------  -------------   -------------   --------------

   Total Temporarily

     Impaired Securities....  $   9,487.5    $   (1,366.8)  $    5,438.7   $   (1,651.8)   $   14,926.2    $   (3,018.6)
                              ============   =============  =============  =============   =============   ==============

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting primarily of public high yield bonds. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2008, approximately $900.4 million or 3.5% of the $26,211.0 million aggregate amortized cost of fixed maturities held by the Company was considered to be other than investment grade.

        The Insurance Group does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Insurance Group's fixed maturity investment portfolio includes Residential Mortgage Backed Securities ("RMBS") backed by subprime and Alt-A residential mortgages. RMBS are securities whose cash flows are backed by the principal and interest payments from a set of residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages consist of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and /or inadequate documentation of the borrowers' income. At December 31, 2008, the Insurance Group owned $49.1 million in RMBS backed by subprime residential mortgage loans, approximately 76% rated AAA, and $26.9 million in RMBS backed by Alt-A residential mortgage loans, approximately 82% of which were rated AAA. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

        At December 31, 2008, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $21.2 million.

        Mortgage Loans
        --------------

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. There were no restructured mortgage loans on real estate, based on amortized cost, at December 31, 2008 or 2007. Gross interest income on such loans included in net investment income aggregated zero, $3.9 million and $4.1 million in 2008, 2007 and 2006, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to zero, $3.3 million and $4.8 million in 2008, 2007 and 2006, respectively.

        There were no impaired mortgage loans at December 31, 2008. Impaired mortgage loans along with the related investment valuation allowances at December 31, 2007 follow:

                                                                               December 31,
                                                                                   2007
                                                                              --------------
                                                                               (In Millions)
        Impaired mortgage loans with investment valuation allowances.......   $        11.4
        Impaired mortgage loans without investment valuation allowances....             -
                                                                              --------------
        Recorded investment in impaired mortgage loans.....................            11.4
        Investment valuation allowances....................................            (1.4)
                                                                              --------------
        Net Impaired Mortgage Loans........................................   $        10.0
                                                                              ==============

        During 2008, 2007 and 2006, respectively, the Company's average recorded investment in impaired mortgage loans was $7.4 million, $49.1 million and $78.8 million. Interest income recognized on these impaired mortgage loans totaled $0.6 million, $4.5 million, and, $4.5 million for 2008, 2007 and 2006, respectively.

        Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2008 and 2007, respectively, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans were zero and $10.0 million.

        Equity Real Estate
        ------------------

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2008 and 2007, respectively, the Company owned zero and $113.0 million of real estate acquired in satisfaction of debt. During 2008, 2007 and 2006, no real estate was acquired in satisfaction of debt.

        Accumulated depreciation on real estate was $189.8 million and $179.7 million at December 31, 2008 and 2007, respectively. Depreciation expense on real estate totaled $12.8 million, $14.2 million and $18.3 million for 2008, 2007 and 2006, respectively.

        Valuation Allowances for Mortgage Loans and Equity Real Estate

        Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                                  2008              2007             2006
                                                            ---------------   --------------   --------------
                                                                               (IN MILLIONS)
        Balances, beginning of year........................  $       1.4       $       21.0     $     11.8
        Additions charged to income........................          -                 20.9           10.1
        Deductions for writedowns and
          asset dispositions...............................         (1.4)             (40.5)           (.9)
                                                            ---------------   --------------   --------------
        Balances, End of Year..............................  $       -         $        1.4     $     21.0
                                                            ===============   ==============   ==============

        Balances, end of year comprise:
          Mortgage loans on real estate....................  $       -         $        1.4     $     11.3
          Equity real estate...............................          -                  -              9.7
                                                            ---------------   --------------   --------------
        Total..............................................  $       -         $        1.4     $     21.0
                                                            ===============   ==============   ==============

        Equity Method Investments
        -------------------------
        Included in other equity investments, are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,414.6 million and $1,607.9 million, respectively, at December 31, 2008 and 2007. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $48.3 million and $59.7 million, respectively, at December 31, 2008 and 2007. The Company's total equity in net (losses) earnings for these real estate joint ventures and limited partnership interests was $(58.1) million, $237.1 million and $169.6 million, respectively, for 2008, 2007 and 2006.

        Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (4 individual ventures at both December 31, 2008 and 2007) and the Company's carrying value and equity in net earnings for those real estate joint ventures and limited partnership interests:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2008                2007
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)
        BALANCE SHEETS
        Investments in real estate, at depreciated cost........................  $      318.2       $      391.3
        Investments in securities, generally at estimated fair value...........          47.3               99.3
        Cash and cash equivalents..............................................           7.8                2.4
        Other assets...........................................................           8.7                -
                                                                                ----------------   -----------------
        Total Assets...........................................................  $      382.0       $      493.0
                                                                                ================   =================

        Borrowed funds - third party...........................................  $      190.3       $      273.1
        Other liabilities......................................................           3.1                4.8
                                                                                ----------------   -----------------
        Total liabilities......................................................         193.4              277.9
                                                                                ----------------   -----------------

        Partners' capital......................................................         188.6              215.1
                                                                                ----------------   -----------------
        Total Liabilities and Partners' Capital................................  $      382.0       $      493.0
                                                                                ================   =================

        The Company's Carrying Value in These Entities Included Above..........  $      110.6       $       79.5
                                                                                ================   =================



                                                                    2008            2007               2006
                                                              --------------   -------------   -------------
                                                                               (IN MILLIONS)
        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures..............  $        59.9    $       77.5          $ 88.5
         Net revenues of other limited partnership interests            -              15.3            (1.3)
        Interest expense - third party......................          (14.1)          (18.2)          (18.5)
        Other expenses......................................          (37.3)          (43.8)          (53.7)
                                                              --------------   -------------   -------------
        Net Earnings........................................  $         8.5    $       30.8          $ 15.0
                                                              ==============   =============   =============

        The Company's Equity in Net Earnings of These

          Entities Included Above...........................  $        12.3    $       24.6          $ 14.4
                                                              ==============   =============   =============

        Derivatives
        -----------

        At December 31, 2008, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $453.3 million. At December 31, 2008, the Company had open exchange-traded futures positions on the 10-year U.S. Treasury Note, having initial margin requirements of $101.2 million. At that same date, the Company had open exchange-trade future positions on the Euro Stoxx, FTSE 100, European, Australasia, Far East ("EAFE") and Topix indices as well as corresponding currency futures on the Euro/U.S. dollar, Yen/U.S. dollar and Pound/U.S. dollar, having initial margin requirements of $150.2 million. All exchange-traded futures contracts are net cash settled daily.

        At December 31, 2008, the Company had $1,750.0 million open exchange-traded options on the S&P index to mature on January 19, 2010, consisting of a long put and short call on the index with strike prices of 881.7 and 1,021.2, respectively, and a short put position at 613.5. These positions were established in fourth quarter 2008 to mitigate the adverse effects of equity market declines on AXA Equitable statutory reserves and protect downside equity exposure to 30% but limit the opportunity for upside to approximately 16%. The contracts have not been designated as qualifying hedges under SFAS No. 133, consequently, changes in their fair values are reflected immediately in earnings. Investment income recorded on these derivatives totaled $7.1 million.

        The outstanding notional amounts of derivative financial instruments purchased and sold at December 31, 2008 and 2007 were:

                                                                                          DECEMBER 31,
                                                                                --------------------------------
                                                                                     2008                2007
                                                                                --------------    --------------
                                                                                          (IN MILLIONS)
        Notional Amount by Derivative Type:
           Interest rate floors...............................................  $    21,000       $    27,000
           Exchange traded U.S. Treasuries, and equity index futures..........       10,834             6,241
           Interest rate swaps................................................        1,100               125
           S&P puts/calls.....................................................        1,750                 -
                                                                                --------------    --------------
           Total..............................................................  $    34,684        $   33,366
                                                                                ==============    ==============

        At December 31, 2008 and 2007 and during the years then ended, no significant financial instruments contained implicit or explicit terms that met the definition of an embedded derivative component that needed to be separated from the host contract and accounted for as a derivative under the provisions of SFAS No. 133.

        In 2008, the Company executed various collateral arrangements with counterparties to over-the-counter derivative transactions, primarily used in its hedging programs for managing GMDB, GMIB and GWBL exposures, that require both the pledging and accepting of collateral (either in the form of cash or high-quality Treasury or government agency securities). At December 31, 2008, the Company held $568.7 million in cash collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the consolidated balance sheets. In addition, the Company held approximately $40.0 million U.S. Treasury securities under these collateral agreements at December 31, 2008.

4)      GOODWILL AND OTHER INTANGIBLE ASSETS

        The carrying value of goodwill related to AllianceBernstein totaled $3,413.8 million and $3,412.1 million at December 31, 2008 and 2007, respectively. The Company tests this goodwill for recoverability each annual reporting period at December 31 and at interim periods if facts or circumstances are indicative of potential impairment. In accordance with the requirements of SFAS No. 142, the Company determined that goodwill was not impaired at December 31, 2008 and 2007 as the fair value of its investment in AllianceBernstein, the reporting unit, exceeded its carrying value at each respective measurement date. However, significant declines in AllianceBernstein's assets under management and operating results in 2008 as a result of the global financial crisis decreased the amount of the excess as compared to 2007. In addition, although the market price of AllianceBernstein Holding Units exceeded their book value at December 31, 2008 and 2007, their market value significantly decreased year-over-year.

        The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its AllianceBernstein reporting unit for purpose of goodwill impairment testing. The underlying cash flows used in the December 31, 2008 valuation were sourced from AllianceBernstein's current business plan, which factored in current market conditions and all material events that have impacted, or that management believed at the time could potentially impact, future discounted expected cash flows for the first four years and a 7.4% compounded annual growth rate thereafter. The Company discounted these cash flows at approximately 8.2%. The resulting amount, net of minority interest, was tax-effected to reflect taxes incurred at the Company.

        The gross carrying amount of AllianceBernstein related intangible assets were $553.8 million and $556.2 million at December 31, 2008 and 2007, respectively, and the accumulated amortization of these intangible assets were $265.3 million and $243.7 million, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $23.7 million, $23.5 million and $23.6 million for 2008, 2007 and 2006, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $21.4 million. AllianceBernstein tests intangible assets for impairment quarterly by comparing their fair value, as determined by applying a present value technique to expected cash flows, to their carrying value. Each quarter, significant assumptions used to estimate the expected cash flows from these intangible assets, primarily investment management contracts, are updated to reflect management's consideration of current market conditions on expectations made with respect to customer account attrition and asset growth rates. As of December 31, 2008, AllianceBernstein determined that these intangible assets were not impaired.

        At December 31, 2008 and 2007, respectively, net deferred sales commissions totaled $113.5 million and $183.6 million are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions based on the December 31, 2008 net asset balance for each of the next five years is $51.1 million, $32.4 million, $18.9 million, $8.2 million and $2.7 million. AllianceBernstein tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2008, AllianceBernstein determined that the deferred sales commission asset was not impaired.

        To the extent that securities valuations remain depressed for prolonged periods of time and market conditions stagnate or worsen as a result of the global financial crisis, AllianceBernstein's assets under management, revenues, profitability, and unit price likely would be adversely affected. As a result, more frequent impairment testing may be required and potentially could result in an impairment of the goodwill, intangible assets, and/or deferred sales commission asset attributable to AllianceBernstein. In addition, subsequent impairment testing may be based upon different assumptions and future cash flow projections than used at December 31, 2008 as management's current business plan could be negatively impacted by other risks to which AllianceBernstein's business is subject, including, but not limited to, retention of investment management contracts, selling and distribution agreements, and existing relationships with clients and various financial intermediaries. Any impairment would reduce the recorded goodwill, intangible assets, and/or deferred sales commission asset amounts with a corresponding charge to earnings.

5)      CLOSED BLOCK

        Summarized financial information for the Closed Block follows:

                                                                                           DECEMBER 31,
                                                                               --------------------------------------
                                                                                     2008                2007
                                                                               ------------------  ------------------
                                                                                           (IN MILLIONS)
        CLOSED BLOCK LIABILITIES:
        Future policy benefits, policyholders' account balances and other....  $     8,544.8       $     8,657.3
        Other liabilities....................................................           71.3               115.2
                                                                               ------------------  ------------------
        Total Closed Block liabilities.......................................        8,616.1             8,772.5
                                                                               ------------------  ------------------

        ASSETS DESIGNATED TO THE CLOSED BLOCK:
        Fixed maturities, available for sale, at estimated fair value
           (amortized cost of $5,517.6 and $5,816.6).........................        5,041.5             5,825.6
        Mortgage loans on real estate........................................        1,107.1             1,099.3
        Policy loans.........................................................        1,180.3             1,197.5
        Cash and other invested assets.......................................          104.2                 4.7
        Other assets.........................................................          472.4               240.1
                                                                               ------------------  ------------------
        Total assets designated to the Closed Block..........................        7,905.5             8,367.2
                                                                               ------------------  ------------------

        Excess of Closed Block liabilities over assets designated to
           the Closed Block..................................................          710.6               405.3

        Amounts included in accumulated other comprehensive income:
           Net unrealized investment (losses) gains, net of deferred
             income tax benefit (expense) of $166.4 and $(3.2)...............         (309.2)                5.9
                                                                               ------------------  ------------------

        Maximum Future Earnings To Be Recognized From Closed Block
           Assets and Liabilities............................................  $       401.4       $       411.2
                                                                               ==================  ==================

        Closed Block revenues and expenses as follow:

                                                                   2008               2007               2006
                                                              ----------------  -----------------  ------------------
                                                                                  (IN MILLIONS)
        REVENUES:

        Premiums and other income............................ $      392.6       $      409.6       $       428.1
        Investment income (net of investment
           expenses of $1.1, $.2, and $.1)...................        496.0              501.8               520.2
        Investment (losses) gains, net.......................        (47.5)               7.9                 1.7
                                                              ----------------  -----------------  ------------------
        Total revenues.......................................        841.1              919.3               950.0
                                                              ----------------  -----------------  ------------------

        BENEFITS AND OTHER DEDUCTIONS:
        Policyholders' benefits and dividends................        818.7              828.2               852.2
        Other operating costs and expenses...................          7.4                2.7                 3.0
                                                              ----------------  -----------------  ------------------
        Total benefits and other deductions..................        826.1              830.9               855.2
                                                              ----------------  -----------------  ------------------

        Net revenues before income taxes.....................         15.0               88.4                94.8
        Income tax expense...................................         (5.2)             (31.0)              (31.1)
                                                              ----------------  -----------------  ------------------
        Net Revenues......................................... $        9.8       $       57.4       $        63.7
                                                              ================  =================  ==================

        Reconciliation of the policyholder dividend obligation follows:

                                                                                           DECEMBER 31,
                                                                                -----------------------------------
                                                                                      2008                2007
                                                                                ----------------   ----------------
                                                                                           (IN MILLIONS)
        Balance at beginning of year..........................................   $        -         $        3.2
        Increase in unrealized investment losses..............................            -                 (3.2)
                                                                                ----------------   ----------------
        Balance at End of Year ...............................................   $        -         $        -
                                                                                ================   ================

        There were no impaired mortgage loans at December 31, 2008 and 2007. Impaired mortgage loans along with the related investment valuation allowances at December 31, 2006 follow:

                                                                                     December 31,
                                                                                         2006
                                                                                   ----------------
                                                                                    (In Millions)
        Impaired mortgage loans with investment valuation allowances............   $         17.8
        Impaired mortgage loans without investment valuation allowances.........               .1
                                                                                   ----------------
        Recorded investment in impaired mortgage loans..........................             17.9
        Investment valuation allowances.........................................             (7.3)
                                                                                   ----------------
        Net Impaired Mortgage Loans............................................... $         10.6
                                                                                   ================

        During 2008, 2007 and 2006, respectively, the Closed Block's average recorded investments in impaired mortgage loans were $0.4 million, $36.3 million and $59.9 million, respectively. Interest income recognized on these impaired mortgage loans totaled zero, $3.9 million and $3.3 million for 2008, 2007 and 2006, respectively.

        Valuation allowances amounted to $7.3 million on mortgage loans on real estate at December 31, 2006; there were no valuation allowances on mortgage loans at December 31, 2008 and 2007. Writedowns of fixed maturities amounted to $45.8 million, $3.0 million and $1.4 million for 2008, 2007 and 2006, respectively.

6)      CONTRACTHOLDER BONUS INTEREST CREDITS

        Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                                                           DECEMBER 31,
                                                                                -----------------------------------
                                                                                     2008                2007
                                                                                ---------------    ----------------
                                                                                          (IN MILLIONS)
        Balance, beginning of year............................................. $    754.2         $      650.7
        Contractholder bonus interest credits deferred ........................      137.6                174.7
        Amortization charged to income ........................................      (83.9)               (71.2)
                                                                                ---------------    ----------------
        Balance, End of Year .................................................. $    807.9         $      754.2
                                                                                ===============    ================

7)      FAIR VALUE DISCLOSURES

        Assets and liabilities measured at fair value on a recurring basis are summarized below:

                  FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2008

                                                 LEVEL 1             LEVEL 2            LEVEL 3               TOTAL
                                             ----------------    ----------------   ----------------    ------------------
                                                                            (IN MILLIONS)
ASSETS
Investments:
    Fixed maturities available for sale      $        149.9      $      21,256.7    $       2,424.4     $      23,831.0
    Other equity investments.........                  63.4                  -                  2.0                65.4
    Trading securities...............                 322.6                  -                   .1               322.7

    Other invested assets............                  31.1                419.0              547.0               997.1
Loans to affiliates..................                   -                  588.3                -                 588.3
Cash equivalents.....................               1,832.3                  -                  -               1,832.3
Segregated securities................               2,572.6                  -                  -               2,572.6
GMIB reinsurance contracts...........                   -                    -              4,821.7             4,821.7
Separate Accounts' assets............              66,044.4              1,248.3              334.3            67,627.0
                                             ----------------    ----------------   ----------------    ------------------
      Total Assets...................        $     71,016.3      $      23,512.3    $       8,129.5     $      102,658.1
                                             ================    ================   ================    ==================
LIABILITIES
GWBL features' liability.............        $          -        $           -      $         272.6     $         272.6
                                             ----------------    ----------------   ----------------    ------------------
      Total Liabilities..............        $          -        $           -      $         272.6     $          272.6
                                             ================    ================   ================    ==================

        The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2008:

                               LEVEL 3 INSTRUMENTS
                             FAIR VALUE MEASUREMENTS
                                  (IN MILLIONS)

                                     FIXED
                                   MATURITIES         OTHER          OTHER          GMIB            SEPARATE          GWBL
                                   AVAILABLE          EQUITY        INVESTED     REINSURANCE        ACCOUNTS        FEATURES
                                    FOR SALE      INVESTMENTS(1)     ASSETS         ASSET            ASSETS        LIABILITY
                                 --------------   --------------  -----------   --------------    -------------   -------------
BALANCE, DEC. 31, 2007.......    $     2,503.4    $         3.0   $     160.9   $       124.7     $        40.8   $      -
 Impact of adopting
  SFAS No. 157, included
  in earnings................              -                -             -             210.6               -            -
                                 --------------   --------------  -----------   --------------    -------------   -------------
BALANCE, JAN. 1, 2008........          2,503.4              3.0         160.9           335.3              40.8          -
                                 --------------   --------------  -----------   --------------    -------------   -------------
 Total gains (losses),
  realized and unrealized,
  included in:
    Earnings as:
     Net investment income...              3.3              -           359.3             -                 -            -
     Investment (losses)
      gains, net.............           (144.5)            (1.1)          -               -               (17.4)         -
     Commissions, fees and
      other income...........              -                -             -           3,571.2               -            -
     Policyholders' benefits.              -                -             -               -                 -          265.2
                                 --------------   --------------  -----------   --------------    -------------   -------------
           Subtotal..........           (141.2)            (1.1)        359.3         3,571.2             (17.4)       265.2
                                 --------------   --------------  -----------   --------------    -------------   -------------
    Other comprehensive

     income..................           (384.6)              .6           -               -                 -            -
 Purchases/issuances and

  sales/settlements, net.....            (85.6)             (.4)         26.8           915.2             248.6          7.4
 Transfers into/out of

  Level 3(2).................            532.4              -             -               -                62.3          -
                                 --------------   --------------  -----------   --------------    -------------   -------------
BALANCE, DEC. 31, 2008.......    $     2,424.4    $         2.1   $     547.0   $     4,821.7     $       334.3   $    272.6
                                 ==============   ==============  ===========   ==============    =============   =============

        (1) Includes Trading securities' Level 3 amount.
        (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

        The table below details changes in unrealized gains (losses) for 2008 by category for Level 3 assets and liabilities still held at December 31, 2008:

                                                                               EARNINGS
                                                -----------------------------------------------------------------
                                                                  INVESTMENT      COMMISSIONS                           OTHER
                                                     NET            GAINS           FEES AND          POLICY-           COMPRE-
                                                 INVESTMENT       (LOSSES),          OTHER             HOLDER           HENSIVE
                                                   INCOME            NET             INCOME           BENEFITS          INCOME
                                                -------------   --------------   --------------    --------------   --------------
                                                                                  (IN MILLIONS)
STILL HELD AT DEC. 31, 2008:
   CHANGE IN UNREALIZED GAINS
   OR LOSSES
     Fixed maturities
       available for sale.........              $        -      $         -      $         -       $         -            (394.1)
     Other equity investments.....                       -                -                -                 -                .6
     Other invested assets........                     386.1              -                -                 -               -
     Cash equivalents.............                       -                -                -                 -               -
     Segregated securities........                       -                -                -                 -               -
     GMIB reinsurance contracts..........                -                -            3,571.2               -               -
     Separate Accounts' assets...........                -              (16.6)             -                 -               -
     GWBL features' liability............                -                -                -               265.2             -
                                                -------------   --------------   --------------    --------------   --------------
         Total....................              $      386.1    $       (16.6)   $     3,571.2     $       265.2          (393.5)
                                                =============   ==============   ==============    ==============   ==============

      Fair value measurements are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an other-than-temporary impairment or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. At December 31, 2008, no assets were measured at fair value on a non-recurring basis.

      The carrying values and fair values for financial instruments not otherwise disclosed in Notes 3, 5, 10 and 16 of Notes to Consolidated Financial Statements are presented below:

                                                                         DECEMBER 31,
                                              --------------------------------------------------------------------
                                                            2008                               2007
                                              ---------------------------------  ---------------------------------
                                                 CARRYING         ESTIMATED         Carrying         Estimated
                                                  VALUE           FAIR VALUE         Value           Fair Value
                                              ---------------   ---------------  ---------------   ---------------
                                                                         (IN MILLIONS)
      Consolidated:
      -------------
      Mortgage loans on real estate..........  $   3,673.9       $   3,624.5      $   3,730.6       $   3,766.9
      Other limited partnership interests....      1,414.6           1,414.6          1,607.9           1,607.9
      Policyholders liabilities:
        Investment contracts.................      3,072.9           3,162.5          3,651.5           3,712.6
      Long-term debt.........................       199.9             190.8            199.8             224.6

      Closed Block:
      -------------
      Mortgage loans on real estate..........  $   1,107.1       $   1,102.6      $   1,099.3       $   1,111.4
      Other equity investments...............        2.7               2.7              3.6               3.6
      SCNILC liability.......................        8.6               8.6              9.2               9.2

      Wind-up Annuities:
      ------------------
      Mortgage loans on real estate..........  $     1.2         $     1.3        $     2.2         $     2.3
      Other equity investments...............        1.3               1.3              1.6               1.6
      Guaranteed interest contracts..........        5.5               6.2              5.5               5.8


8)      GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

        A) Variable Annuity Contracts - GMDB, GMIB and GWBL

        The Company has certain variable annuity contracts with GMDB, GMIB and/or GWBL features in-force that guarantee one of the following:

          o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

          o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

          o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

          o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit which may include a five year or annual reset; or

          o Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

        The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities:

                                                                 GMDB            GMIB            TOTAL
                                                            -------------   -------------   --------------
                                                                            (IN MILLIONS)
        Balance at January 1, 2006.......................   $      115.2    $      173.6    $       288.8
          Paid guarantee benefits........................          (31.6)           (3.3)           (34.9)
          Other changes in reserve.......................           80.1            58.0            138.1
                                                            -------------   -------------   --------------
        Balance at December 31, 2006.....................          163.7           228.3            392.0
          Paid guarantee benefits........................          (30.6)           (2.7)           (33.3)
          Other changes in reserve.......................          120.0            84.3            204.3
                                                            -------------   -------------   --------------
        Balance at December 31, 2007.....................          253.1           309.9            563.0
          Paid guarantee benefits........................          (72.8)           (8.2)           (81.0)
          Other changes in reserve.......................          800.6         1,678.2          2,478.8
                                                            -------------   -------------   --------------
        Balance at December 31, 2008.....................   $      980.9    $    1,979.9    $     2,960.8
                                                            =============   =============   ==============

        Related GMDB reinsurance ceded amounts were:

                                                                 GMDB
                                                            -------------
                                                            (IN MILLIONS)
        Balance at January 1, 2006.......................   $       22.7
          Paid guarantee benefits........................           (9.1)
          Other changes in reserve.......................           10.0
                                                            -------------
        Balance at December 31, 2006.....................           23.6
          Paid guarantee benefits........................           (7.6)
          Other changes in reserve.......................           11.5
                                                            -------------
        Balance at December 31, 2007.....................           27.5
          Paid guarantee benefits........................           (7.1)
          Other changes in reserve.......................          306.9
                                                            -------------
        Balance at December 31, 2008.....................   $      327.3
                                                            =============

        The December 31, 2008 values for variable annuity contracts in-force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:


                                                   RETURN
                                                     OF
                                                   PREMIUM         RATCHET         ROLL-UP         COMBO          TOTAL
                                               --------------  --------------  --------------  -------------  ---------------
                                                                           (DOLLARS IN MILLIONS)
        GMDB:
        -----
        Account values invested in:
           General Account..................   $    10,966     $     329       $      301      $       925    $    12,521
           Separate Accounts................   $    19,435     $   5,680       $    4,304      $    24,633    $    54,052
        Net amount at risk, gross...........   $     6,079     $   2,921       $    3,622      $    13,273    $    25,895
        Net amount at risk, net of
           amounts reinsured................   $     6,079     $   1,846       $    2,427      $     5,769    $    16,121
        Average attained age of
           contractholders..................            49.4          61.9             65.9             61.9           53.1
        Percentage of contractholders
          over age 70.......................             7.4%         24.0%            39.5%            22.1%          12.5%
        Range of contractually specified
           interest rates..................           N/A             N/A           3% - 6%       3% - 6.5%

        GMIB:
        -----
        Account values invested in:
           General Account..................          N/A             N/A      $       46      $     1,258    $     1,304
           Separate Accounts................          N/A             N/A      $    2,578      $    32,938    $    35,516
        Net amount at risk, gross...........          N/A             N/A      $    1,363      $     1,527    $     2,890
        Net amount at risk, net of
           amounts reinsured................          N/A             N/A      $      396      $       612    $     1,008
        Weighted average years remaining
           until earliest annuitization.....          N/A             N/A               1.5              7.7            7.1
        Range of contractually specified
           interest rates..................           N/A             N/A           3% - 6%         3% - 6.5%

        The GWBL related liability, which reflects the present value of expected future payments (benefits) less the fees attributable to the GWBL feature valued as an embedded derivative over a range of market consistent economic scenarios, was $272.6 million at December 31, 2008.

        B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features
           -------------------------------------------------------------------

        The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

               INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2008               2007
                                                                                ----------------  ------------------
                                                                                           (IN MILLIONS)
        GMDB:
        -----
          Equity..............................................................   $ 30,428          $ 48,587
          Fixed income........................................................     3,745             4,392
          Balanced............................................................     17,469            20,546
          Other...............................................................     2,410             2,151
                                                                                ----------------  ------------------
          Total...............................................................   $ 54,052          $ 75,676
                                                                                ================  ==================

        GMIB:
        -----
          Equity..............................................................   $ 19,138          $ 27,831
          Fixed income........................................................     2,219             2,687
          Balanced............................................................     12,887            14,816
          Other...............................................................     1,272             1,018
                                                                                ----------------  ------------------
          Total...............................................................   $ 35,516          $ 46,352
                                                                                ================  ==================

        C) Hedging Programs for GMDB, GMIB and GWBL Features
           -------------------------------------------------

        Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. This program currently utilizes exchange-traded futures contracts, interest rate swap and floor contracts and other derivative instruments that are managed in an effort to reduce the economic impact of unfavorable changes in GMDB, GMIB and GWBL exposures attributable to movements in the equity and fixed income markets. At the present time, this program hedges such economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2008, the total account value and net amount at risk of the hedged Accumulator(R) series of variable annuity contracts were $27,668 million and $10,615 million, respectively, with the GMDB feature and $15,514 million and $623 million, respectively, with the GMIB feature.

        These programs do not qualify for hedge accounting treatment under SFAS No. 133. Therefore, SFAS No. 133 requires gains or losses on the derivatives contracts used in these programs, including current period changes in fair value, to be recognized in investment income in the period in which they occur, and may contribute to earnings volatility.

        D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse Guarantee
            ------------------------------------------------------------------

        The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

        The following table summarizes the no lapse guarantee liabilities reflected in the General Account in Future policy benefits and other policyholders liabilities, and the related reinsurance ceded:

                                                                 DIRECT        REINSURANCE
                                                               LIABILITY          CEDED             NET
                                                            --------------   ---------------   -------------
                                                                              (IN MILLIONS)
       Balance at January 1, 2006.........................  $       34.8      $      (20.4)    $      14.4
          Other changes in reserve........................          32.0             (27.5)            4.5
                                                            --------------   ---------------   -------------
       Balance at December 31, 2006.......................          66.8             (47.9)           18.9
          Other changes in reserve........................          68.2             (59.7)            8.5
                                                            --------------   ---------------   -------------
       Balance at December 31, 2007.......................         135.0            (107.6)           27.4
          Other changes in reserve........................          68.0             (45.0)           23.0
                                                            --------------   ---------------   -------------
       Balance at December 31, 2008.......................  $      203.0     $      (152.6)    $      50.4
                                                            ==============   ===============   =============


9)     REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

        The Insurance Group reinsures most of its new variable life, universal life and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on each single life policy of $25 million and on each second-to-die policy of $30 million with the excess 100% reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases. Likewise, certain risks that would otherwise be reinsured on a proportional basis have been retained.

        At December 31, 2008, the Company had reinsured to non-affiliates and affiliates in the aggregate approximately 5.4% and 32.3%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 65.1% of its current liability exposure resulting from the GMIB feature. See Note 8 herein.

        Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives under SFAS No. 133, at December 31, 2008 and 2007 were $4,821.7 million and $124.7 million, respectively. The increases (decreases) in fair value were $1,566.8 million, $6.9 million and $(14.8) million for 2008, 2007 and 2006, respectively.

        At December 31, 2008 and 2007, respectively, third party reinsurance recoverables related to insurance contracts amounted to $2,897.2 million and $2,890.6 million. Reinsurance payables related to insurance contracts totaling $62.7 million and $58.7 million are included in other liabilities in the consolidated balance sheets at December 31, 2008 and 2007, respectively.

        The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $236.8 million and $239.6 million at December 31, 2008 and 2007, respectively.

        The Insurance Group also cedes a portion of its extended term insurance and paid up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

        The Insurance Group has also assumed accident, health, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, the Insurance Group currently acts as a professional retrocessionaire by assuming life and annuity reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2008 and 2007 were $719.8 million and $642.8 million, respectively.

        The following table summarizes the effect of reinsurance (excluding group life and health):

                                                                 2008            2007             2006
                                                            --------------   -------------   -------------
                                                                             (IN MILLIONS)
        Direct premiums.................................... $       848.3    $      855.1    $      858.6
        Reinsurance assumed................................         193.8           193.0           188.4
        Reinsurance ceded..................................        (283.5)         (243.2)         (229.2)
                                                            --------------   -------------   -------------
        Premiums                                            $       758.6    $      804.9    $      817.8
                                                            ==============   =============   =============

        Universal Life and Investment-type Product
          Policy Fee Income Ceded.......................... $       169.1    $      153.9    $       99.0
                                                            ==============   =============   =============
        Policyholders' Benefits Ceded...................... $     1,221.8    $      510.7    $      387.5
                                                            ==============   =============   =============
        Interest Credited to Policyholders' Account
          Balances Ceded................................... $        33.2    $       56.1    $       53.8
                                                            ==============   =============   =============

        Individual Disability Income and Major Medical

        Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $94.4 million and $94.3 million at December 31, 2008 and 2007, respectively. At December 31, 2008 and 2007, respectively, $1,680.8 million and $1,040.9 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                                                  2008            2007           2006
                                                            --------------   -------------   -------------
                                                                             (IN MILLIONS)
        Incurred benefits related to current year.......... $        35.5    $       32.9    $       35.8
        Incurred benefits related to prior years...........           4.2            13.2             9.9
                                                            --------------   -------------   -------------
        Total Incurred Benefits............................ $        39.7    $       46.1    $        45.7
                                                            ==============   =============   =============

        Benefits paid related to current year.............. $        10.8    $       11.9    $        14.0
        Benefits paid related to prior years...............          28.8            32.8             30.0
                                                            --------------   -------------   -------------
        Total Benefits Paid................................ $        39.6    $       44.7    $        44.0
                                                            ==============   =============   =============


10)     SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                     DECEMBER 31,
                                                                             -----------------------------
                                                                                  2008           2007
                                                                             -------------   -------------
                                                                                     (IN MILLIONS)
        Short-term debt:
        Promissory note (with an interest rate of 5.16%)..................   $     -         $      248.3
        AllianceBernstein commercial paper
          (with interest rates of 1.8% and 4.3%)..........................       284.8              533.9
                                                                             -------------   -------------
            Total short-term debt.........................................          284.8           782.2
                                                                             -------------   -------------

        Long-term debt:
        AXA Equitable:
          Surplus Notes, 7.70%, due 2015..................................          199.8           199.8
                                                                             -------------   -------------
            Total long-term debt..........................................          199.8           199.8
                                                                             -------------   -------------

        Total Short-term and Long-term Debt...............................   $      484.6    $      982.0
                                                                             =============   =============

        Short-term Debt
        ---------------

        On September 23, 2008, AXA Equitable repaid its $350.0 million promissory note, $101.7 million of which was included in Wind-up Annuities discontinued operations.

        On July 17, 2008, AXA Equitable was accepted as a member of the Federal Home Loan Bank of New York ("FHLBNY") which provides AXA Equitable access to collateralized borrowings and other FHLBNY products. As membership requires the ownership of member stock, AXA Equitable purchased stock totaling $13.5 million. The credit facility provided by the FHLBNY will supplement existing liquidity sources and provide a diverse and reliable source of funds. Any borrowings from the FHLBNY require the purchase of FHLBNY activity based stock in an amount equal to 4.5% of the borrowings. AXA Equitable's borrowing capacity with FHLBNY is $1.00 billion. As a member of FHLBNY, AXA Equitable can receive advances for which it would be required to pledge qualified mortgage-backed assets and government securities as collateral. At December 31, 2008, there were no outstanding borrowings from FHLBNY.

        As of December 31, 2008, SCB LLC maintained five separate uncommitted credit facilities with various banks totaling $775 million. As of December 31, 2008 and 2007, no amounts were outstanding under these credit facilities. Each loan shall bear interest at the rate of interest agreed to by the lender and the borrower at the time such loan is made.

        In January 2008, SCB LLC entered into a $950.0 million three-year revolving credit facility with a group of commercial banks to fund its obligations resulting from engaging in certain securities trading and other customer activities. Under the revolving credit facility, the interest rate, at the option of SCB LLC, is a floating rate generally based upon a defined prime rate, a rate related to LIBOR or the Federal Funds rate.

        AllianceBernstein has a $1,000.0 million five-year revolving credit facility with a group of commercial banks and other lenders which expires in 2011. The revolving credit facility is intended to provide back-up liquidity for their $1,000.0 million commercial paper program although they borrow directly under the facility from time to time. Under the revolving credit facility, the interest rate, at the option of AllianceBernstein, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds rate. The revolving credit facility contains covenants which, among other things, require AllianceBernstein to meet certain financial ratios. AllianceBernstein was in compliance with the covenants as of December 31, 2008.

        Long-term Debt
        --------------

        At December 31, 2008, the Company was not in breach of any debt covenants.

11)     RELATED PARTY TRANSACTIONS

        The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $76.2 million, $63.1 million and $53.5 million, respectively, for 2008, 2007 and 2006.

        In 2008, 2007 and 2006, respectively, the Company paid AXA Distribution and its subsidiaries $754.2 million, $806.9 million and $767.2 million of commissions and fees for sales of insurance products. The Company charged AXA Distribution's subsidiaries $320.5 million, $340.2 million and $352.9 million, respectively, for their applicable share of operating expenses in 2008, 2007 and 2006, pursuant to the Agreements for Services.

        In September 2001, AXA Equitable loaned $400.0 million to AXA Insurance Holding Co. Ltd., a subsidiary of AXA. This investment both matured and was repaid on June 15, 2007 and had an interest rate of 5.89%.

        In 2005, AXA Equitable issued a note to AXA Financial in the amount of $325.0 million with an interest rate of 6.00% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

        In September 2007, AXA issued $650.0 million in 5.40% senior unsecured notes to AXA Equitable. These notes pay interest semi-annually and mature on September 30, 2012.

        In November 2008, AXA Financial purchased a $500.0 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

        In December 2008, AXA Financial purchased a $500.0 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

        In fourth quarter 2008, AXA Equitable reinsured the GMDB and GMIB riders on the Accumulator(R) products sold on or after January 1, 2006 and in-force at September 30, 2008 with AXA Financial (Bermuda) Ltd. ("AXA Bermuda"), an affiliate that is an indirect wholly owned subsidiary of AXA Financial. AXA Equitable transferred cash and derivative instruments with a fair value of $6,892.5 million equal to the market value of the insurance liabilities assumed by AXA Bermuda on October 1, 2008 and income derived from the hedges related to these riders for the period from October through December 2008, to that entity. AXA Bermuda will manage the dynamic hedging program to mitigate risks related to the reinsured riders. In fourth quarter 2008, AXA Equitable recorded a GMDB reinsurance recoverable and a GMIB reinsurance asset totaling $3,385.7 resulting in a cost of reinsurance of $3,506.8 million. The cost of this arrangement has been deferred and will be amortized over the life of the underlying annuity contracts. Amortization of the cost in 2009 is expected to be approximately $290 million.

        Various AXA affiliates cede a portion of their life and health insurance business through reinsurance agreements to AXA Cessions, an AXA affiliated reinsurer. AXA Cessions, in turn, retroceded a quota share portion of these risks to AXA Equitable on a one-year term basis for 2007 and 2006. Premiums earned in 2007 and 2006 under this arrangement totaled approximately $1.8 million and $1.1 million, respectively.

        Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AllianceBernstein incurred expenses under such agreements of approximately $157.8 million, $143.6 million and $127.5 million in 2008, 2007 and 2006, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $63.0 million, $58.4 million and $53.8 million in 2008, 2007 and 2006, respectively. The net receivable related to these contracts was approximately $3.4 million and $25.3 million at December 31, 2008 and 2007, respectively.

        Commissions, fees and other income included certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                                                  2008             2007            2006
                                                             --------------   --------------  ---------------
                                                                              (IN MILLIONS)
        Investment advisory and services fees..............  $       870.5    $     1,027.6   $        841.0
        Distribution revenues..............................          378.4            473.4            421.0
        Other revenues - shareholder servicing fees........           99.0            103.6             97.2
        Other revenues - other.............................            6.9              6.5              6.9
        Institutional research services....................            1.2              1.6              1.9


12)     EMPLOYEE BENEFIT PLANS

        The Company (other than AllianceBernstein) sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. On December 31, 2007, the Company transferred the liability for a non-qualified defined benefit plan to AXA Financial in exchange for a non-cash capital contribution totaling $13.5 million. These pension plans are non-contributory and their benefits are based on a cash balance formula and/or, for certain participants, years of service and final average earnings over a specified period in the plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service and average final base salary. The Company uses a December 31 measurement date for its pension and postretirement plans.

        The Company made cash contributions to its qualified pension plans of $35.6 million in 2008. Generally, the Company's funding policy (other than AllianceBernstein) is to make an annual aggregate contribution to its qualified pension plans of approximately $30.0 million unless the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA") is greater; no significant cash contributions are expected to be required to satisfy the minimum funding requirements for 2009. AllianceBernstein's policy is to satisfy its funding obligation each year in an amount not less than the minimum required by ERISA and not greater than the maximum it can deduct for federal income tax purposes. AllianceBernstein currently estimates it will make a contribution to its qualified retirement plan of $22 million in 2009.

        Effective December 31, 2008, AllianceBernstein amended its qualified pension plan to eliminate all future accruals for future services and compensation increases. This amendment was considered a plan curtailment and resulted in a decrease in the Projected Benefit Obligation ("PBO") of approximately $13.1 million, which was offset against existing deferred losses in accumulated other comprehensive income (loss). In addition, as a result of all future service being eliminated, AllianceBernstein accelerated recognition of the existing prior service credit of $3.5 million in fourth quarter 2008.

        Components of net periodic pension expense for the Company's qualified and non-qualified plans were as follows:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Service cost.......................................  $        41.6       $       39.0       $       37.6
        Interest cost on PBO...............................          134.1              128.8              122.1
        Expected return on assets..........................         (194.4)            (191.0)            (184.8)
        Curtailment gain recognized........................           (3.5)               -                  -
        Net amortization and deferrals.....................           42.6               57.5               81.0
                                                            -----------------   ----------------   -----------------
        Net Periodic Pension Expense.......................  $        20.4       $       34.3       $       55.9
                                                            =================   ================   =================

        The plans' PBO under the Company's qualified and non-qualified plans were comprised of:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2008                2007
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)
        Benefit obligations, beginning of year.................................  $    2,222.1       $    2,294.3
        Service cost...........................................................          33.6               31.0
        Interest cost..........................................................         134.1              128.8
        Plan amendments........................................................           -                  8.2
        Actuarial gains........................................................         (27.6)             (73.6)
        Plan curtailment.......................................................         (13.1)               -
        Benefits paid..........................................................        (168.0)            (166.6)
                                                                                ----------------   -----------------
        Benefit Obligations, End of Year.......................................  $    2,181.1       $    2,222.1
                                                                                ================   =================

        At December 31, 2006, the Company adopted SFAS No. 158, requiring recognition, in the consolidated balance sheet, of the funded status of its defined benefit pension plans, measured as the difference between plan assets at fair value and the PBO. The following table discloses the change in plan assets and the funded status of the Company's qualified and non-qualified plans:

                                                                                             DECEMBER 31,

                                                                                  -----------------------------------
                                                                                       2008               2007
                                                                                  ----------------  -----------------
                                                                                            (IN MILLIONS)
        Plan assets at fair value, beginning of year.............................. $    2,415.7      $     2,396.0
        Actual return on plan assets..............................................       (813.6)             191.2
        Contributions.............................................................         35.6                4.8
        Benefits paid and fees....................................................       (177.3)            (176.3)
                                                                                  ----------------  -----------------
        Plan assets at fair value, end of year....................................      1,460.4            2,415.7
        PBO.......................................................................      2,181.1            2,222.1
                                                                                  ----------------  -----------------
        (Underfunding) Overfunding of Plan Assets Over PBO........................ $     (720.7)     $       193.6
                                                                                  ================  =================

        Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $720.7 million at December 31, 2008 and prepaid and accrued pension costs of $213.5 million and $19.9 million, respectively, at December 31, 2007. The aggregate PBOs and fair value of plan assets for pension plans with PBOs in excess of plan assets were $2,181.1 million and $1,460.4 million, respectively at December 31, 2008 and $76.7 million and $56.8 million, respectively, at December 31, 2007. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $2,137.7 million and $1,460.4 million, respectively, at December 31, 2008 and $65.0 million and $56.8 million, respectively, at December 31, 2007. The accumulated benefit obligations for all defined benefit pension plans were $2,137.7 million and $2,154.0 million at December 31, 2008 and 2007, respectively.

        The following table discloses the amounts included in accumulated other comprehensive income at December 31, 2008 that have not yet been recognized as components of net periodic pension cost:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                   2008                 2007
                                                                            -------------------  -------------------
                                                                                         (IN MILLIONS)
        Unrecognized net actuarial loss .................................... $      1,497.0       $        575.8
        Unrecognized prior service cost (credit)............................            3.2                 (4.9)
        Unrecognized net transition asset...................................            (.6)                 (.8)
                                                                            -------------------  -------------------
             Total ......................................................... $      1,499.6       $        570.1
                                                                            ===================  ===================

        The estimated net actuarial loss, prior service credit, and net transition asset expected to be reclassified from accumulated other comprehensive income and recognized as components of net periodic pension cost over the next year are $97.3 million, $(4.2) million, and $(.1) million, respectively. The following table discloses the estimated fair value of plan assets and the percentage of estimated fair value to total plan assets for the qualified plans of the Company at December 31, 2008 and 2007.

                                                                                DECEMBER 31,
                                                          ----------------------------------------------------------
                                                                     2008                           2007
                                                          ---------------------------    ---------------------------
                                                                                (IN MILLIONS)
                                                             ESTIMATED                      Estimated
                                                            FAIR VALUE         %           Fair Value         %
                                                          ---------------- ----------   ----------------- ----------
        Corporate and government debt securities........  $       406.4        27.9       $      414.3        17.1
        Equity securities...............................          790.6        54.1            1,723.7        71.4
        Equity real estate..............................          244.5        16.7              277.7        11.5
        Short-term investments .........................           18.9         1.3                -           -
                                                          ---------------- ----------   ----------------- ----------
        Total Plan Assets...............................  $     1,460.4       100.0       $    2,415.7       100.0
                                                          ================ ==========   ================= ==========

        Qualified pension plan assets declined approximately $955.3 million from December 31, 2007 to December 31, 2008, primarily due to the steep decline and volatility in equity markets, particularly during the latter part of 2008. During fourth quarter 2008, a short term hedge program was executed by the AXA Equitable qualified pension plans to minimize further downside equity risk.

        The primary investment objective of the plans of the Company is to maximize return on assets, giving consideration to prudent risk. The asset allocation was designed with a long-term investment horizon, based on target investment of 65% equities, 25% fixed income and 10% real estate. Emphasis was given to equity investments, given their higher expected rate of return. Fixed income investments are included to provide less volatile return. Real estate investments offer diversity to the total portfolio and long-term inflation protection.

        In January 2009, the asset allocation strategy of the qualified defined benefit pension plans was revised to target 30%-40% equities, 50%-60% high quality bonds, and 10%-15% real estate and other investments. In anticipation of continued turbulence in the equity markets, management concluded it would be prudent to continue a hedging program for a period of one year, at which time the need for its continuance would be re-evaluated.

        The assumed discount rates for measurement of the benefit obligations at December 31, 2008 and 2007 each reflect the rates at which pension benefits then could be effectively settled. Specifically at December 31, 2008, projected nominal cash outflows to fund expected annual benefits payments under the Company's qualified and non-qualified pension and postretirement benefit plans were discounted using a published high-quality bond yield curve. The discount rate of 6.50% disclosed below as having been used to measure the benefits obligation at December 31, 2008 represents the level equivalent discount rate that produces the same present value measure of the benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2008 and 2007.

                                                                                   2008               2007
                                                                               -------------      -------------
       Discount rate:
         Benefit obligation...............................................        6.50%              6.25%
         Periodic cost....................................................        6.25% (1)          5.75%

       Rate of compensation increase:
         Benefit obligation and periodic cost.............................        6.00%              6.00%

       Expected long-term rate of return on plan assets (periodic cost)...        8.50%              8.50%

        (1) For plans remeasured in second quarter 2008, periodic cost was recalculated using a discount rate of 6.75% for the remainder of the year.

        In developing the expected long-term rate of return assumption on plan assets, management considered the historical returns and future expectations for returns for each asset category of the plan portfolio. As noted above, in January 2009, the target asset allocation of the qualified pension plans was changed from the preceding years. Consequently, the long term rate of return assumption to be used for purpose of computing the expected return on plan assets component of pension expense, will be approximately 6.75% to reflect lower expected returns on the reallocated plan asset portfolio.

        Prior to 1987, the pension plan funded participants' benefits through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $17.3 million, $18.9 million and $20.3 million for 2008, 2007 and 2006, respectively.

        The following table sets forth an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2009, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2008 and include benefits attributable to estimated future employee service.

                                                    PENSION BENEFITS
                                                  --------------------
                                                      (IN MILLIONS)

                     2009.....................    $       182.1
                     2010.....................            192.8
                     2011.....................            194.2
                     2012.....................            195.5
                     2013.....................            194.2
                     Years 2014-2018..........            953.3

        AllianceBernstein maintains several unfunded deferred compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made. For the active plans, benefits vest over a period ranging from 3 to 8 years and are amortized as compensation and benefit expense. ACMC, Inc. ("ACMC"), a subsidiary of the Company, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under the Capital Accumulation Plan and the contractual unfunded deferred compensation arrangements. In connection with the acquisition of Bernstein, AllianceBernstein adopted the SCB Deferred Compensation Award Plan ("SCB Plan") and agreed to invest $96.0 million per annum for three years to fund purchases of AllianceBernstein Holding L.P. ("AllianceBernstein Holding") units or an AllianceBernstein sponsored money market fund in each case for the benefit of certain individuals who were stockholders or principals of Bernstein or hired to replace them. The Company has recorded compensation and benefit expenses in connection with these deferred compensation plans totaling $133.1 million, $289.1 million and $243.8 million for 2008, 2007 and 2006, respectively.

13)     SHARE-BASED COMPENSATION

        AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and associates of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees. Activity in these share-based plans in the discussions that follow relates to awards granted to eligible employees and associates of AXA Financial and its subsidiaries under each of these plans in the aggregate, except where otherwise noted.

        For 2008, 2007 and 2006, respectively, the Company recognized compensation costs for share-based payment arrangements of $33.8 million, $81.2 million and $64.3 million before income taxes and minority interest. Effective January 1, 2006, the Company adopted SFAS No. 123(R), "Share-Based Payment", that required compensation costs for these programs to be recognized in the consolidated financial statements on a fair value basis.

        The Company recognized compensation costs of $27.0 million, $38.8 million and $24.8 million for employee stock options for 2008, 2007 and 2006, respectively.

        On April 1, 2008, approximately 3.0 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 21.51 euros. Approximately 2.2 million of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third and fourth anniversaries of the grant date, and approximately 0.8 million have a four-year cliff vesting term. In addition, approximately 0.5 million of the total options awarded on April 1, 2008 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index measured between April 1, 2008 and April 1, 2012. All of the options granted on April 1, 2008 have a ten-year contractual term. Beginning at the grant date, the total fair value of this award, net of expected forfeitures of approximately $14.8 million, is being charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2008, the Company recognized compensation expense of approximately $3.2 million in respect of the April 1, 2008 grant of options.

        The number of AXA ADRs authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately 124.5 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan). A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2008 follows:

                                                                     Options Outstanding
                           --------------------------------------------------------------------------------------------------------
                                  AXA Ordinary Shares                     AXA ADRs               AllianceBernstein Holding Units
                           ---------------------------------  --------------------------------  -----------------------------------
                                                Weighted                           Weighted                           Weighted
                               Number           Average            Number          Average          Number            Average
                             Outstanding        Exercise        Outstanding        Exercise       Outstanding         Exercise
                            (In Millions)        Price         (In Millions)        Price        (In Millions)         Price
                           ---------------  ----------------  ----------------  --------------  ---------------    ----------------
Options outstanding at
   January 1, 2008........         10.3     (euro)     27.77             19.0   $       22.64             7.3      $        64.20
Options granted..........           3.1     (euro)     21.40              -     $       36.11             -   (2)  $        64.24
Options exercised.........           -      (euro)     20.44             (4.6)  $       24.87             (.3)     $        41.98
Options forfeited, net...           (.2)    (euro)     27.26             (2.1)  $       31.20             (.1)     $        67.67
Options expired...........           -                                  -                                 (.2)             26.31
                           ---------------                    ----------------                  ---------------
Options Outstanding at
   December 31, 2008......          13.2    (euro)     26.34             12.3   $       20.40             6.7      $        66.11
                           ===============  ================  ================  ==============  ===============    ===============

Aggregate Intrinsic
   Value(1)...............                   (euro)     -                       $       47.1                       $         -
                                            ================                    ==============                     ===============
Weighted Average
   Remaining
   Contractual Term
   (in years).............           7.73                               3.93                              6.3
                           ===============                    ================                  ===============
Options Exercisable at
   December 31, 2008......           3.1               23.07             12.1   $       20.30             3.3      $        46.69
                           ===============  ================  ================  ==============  ===============    ===============
Aggregate Intrinsic

   Value(1)...............                              -                       $       47.1                       $         -
                                            ================                    ==============                     ===============
Weighted Average
   Remaining
   Contractual Term
   (in years).............           6.58                               3.89                              3.2
                           ===============                    ================                  ===============

        (1) Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2008 of the respective underlying shares over the strike prices of the option awards.

        (2)  AllianceBernstein grants totaled 13,825 units in 2008.

        Cash proceeds received from employee exercises of options to purchase AXA ADRs in 2008 was $113.4 million. The intrinsic value related to employee exercises of options to purchase AXA ADRs during 2008, 2007 and 2006 were $43.5 million, $141.4 million and $132.1 million, respectively, resulting in amounts currently deductible for tax purposes of $14.6 million, $48.0 million and $44.9 million, respectively, for the periods then ended. In 2008, 2007 and 2006, windfall tax benefits of approximately $10.0 million, $34.3 million and $34.8 million, respectively, resulted from employee exercises of stock option awards.

        At December 31, 2008, AXA Financial held 2.3 million AXA ADRs in treasury at a weighted average cost of approximately $24.91 per ADR, of which approximately 2.1 million were designated to fund future exercises of outstanding employee stock options and the remainder of approximately
        0.2 million units was available for general corporate purposes, including funding other stock-based compensation programs. These AXA ADRs were obtained primarily by exercise of call options that had been purchased by AXA Financial beginning in fourth quarter 2004 to mitigate the U.S. dollar price and foreign exchange risks associated with funding exercises of employee stock options. Remaining outstanding and unexercised at December 31, 2008 are call options to purchase 8.6 million AXA ADRs at strike prices ranging from $31.39 to $32.37, each having a cap equal to approximately 150% of its strike price, at which time the option automatically would be exercised. These call options expire on November 23, 2009. During 2008, AXA Financial utilized approximately 2.5 million AXA ADRs from treasury to fund exercises of employee stock options. Outstanding employee options to purchase AXA ordinary shares began to become exercisable on March 29,

        2007, coincident with the second anniversary of the first award made in 2005, and exercises of these awards are funded by newly issued AXA ordinary shares.

        For the purpose of estimating the fair value of employee stock option awards, the Company applies the Black-Scholes-Merton formula. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the April 1, 2008 and May 10, 2007 awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2008, 2007 and 2006, respectively. For employee stock options with graded vesting terms and service conditions granted on or after January 1, 2006, the Company elected under SFAS No. 123(R) to retain its practice of valuing these as singular awards and to change to the graded-vesting method of attribution, whereby the cost is recognized separately over the requisite service period for each individual one-third of the options vesting on the second, third and fourth anniversaries of the grant date.

                                                 AXA Ordinary Shares            AllianceBernstein Holding Units
                                           ------------------------------       -------------------------------
                                             2008       2007       2006           2008       2007       2006
                                           --------   --------   --------       --------   --------   --------
        Dividend yield....................   7.12%      4.10%     3.48%           5.4%     5.6-5.7%      6%

        Expected volatility...............   34.7%      27.5%      28%           29.3%    27.7-30.8%    31%

        Risk-free interest rate...........   4.19%      4.40%     3.77%           3.2%     3.5-4.9%     4.9%

        Expected life in years............    6.0        5.5       5.0            6.0      6.0-9.5      6.5

        Weighted average fair value per
          option at grant date............   $5.70      $9.61     $7.45          $10.85     $15.96     $12.35

        As of December 31, 2008, approximately $54.4 million of unrecognized compensation cost related to unvested employee stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 5.57 years.

        Under the Stock Incentive Plan, AXA Financial grants restricted AXA ADRs to employees of its subsidiaries. Generally, all outstanding restricted AXA ADR awards have a 5-year cliff-vesting term. Under The Equity Plan for Directors (the "Equity Plan"), AXA Financial grants non-officer directors restricted AXA ADRs and unrestricted AXA ADRs annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding units to independent directors of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds. On December 19, 2008, in accordance with the terms of his employment agreement, AllianceBernstein awarded Mr. Kraus, Chairman and CEO of AllianceBernstein, approximately 2.7 million restricted AllianceBernstein Holding Units with a grant date fair value of $19.20 per Unit. These Units vest ratably over a 5-year period. For 2008, 2007 and 2006, respectively, the Company recognized compensation costs of $6.1 million, $8.6 million and $5.6 million for awards outstanding under these plans. The fair values of awards made under these plans are measured at the date of grant by reference to the closing price of the unrestricted shares and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award.

        At December 31, 2008, approximately 3.3 million restricted awards remain unvested, including restricted awards of AllianceBernstein Holding units. At December 31, 2008, approximately $56.3 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 4.4 years. Restricted AXA ADRs vested in 2008, 2007 and 2006 had aggregate vesting date fair values of approximately $3.3 million, $7.0 million and $13.5 million, respectively. In 2007, 100,187 restricted AXA ADRs were granted, having an aggregate grant-date fair value of $4.5 million. The following table summarizes unvested restricted AXA ADR activity for 2008.

                                                                                                       Weighted
                                                                                   Shares of           Average
                                                                                  Restricted          Grant Date
                                                                                     Stock            Fair Value
                                                                                ----------------   -----------------
       Unvested as of January 1, 2008..........................................      408,511        $        29.67
       Granted.................................................................      149,413        $        37.68
       Vested..................................................................       96,822        $        24.30
       Forfeited...............................................................            -
                                                                                ----------------
       Unvested as of December 31, 2008........................................      461,102        $        31.92
                                                                                ================

        In January 2001, certain employees exchanged fully vested in-the-money AXA ADR options for tandem Stock Appreciation Rights/AXA ADR non-statutory options ("tandem SARs/NSOs") of then-equivalent intrinsic value. The Company recorded compensation expense for these fully-vested awards of $(5.5) million, zero and $6.1 million for 2008, 2007 and 2006, respectively, reflecting the impact in those periods of the change in the market price of the AXA ADR on the cash-settlement value of the SARs component of the outstanding tandem SARs/NSOs. The value of these tandem SARs/NSOs at December 31, 2008 and 2007 was $1.2 million and $17.7 million, respectively. At December 31, 2008, 0.4 million tandem SARs/NSOs were outstanding, having weighted average remaining contractual term of 0.6 years, and for which the SARs component had maximum value of $6.2 million. On February 17, 2009, approximately 0.2 million of these tandem SARs/NSOs expired out-of-the-money. During 2008, 2007 and 2006, respectively, approximately 0.7 million, 0.4 million and
        2.8 million of these awards were exercised at an aggregate cash-settlement value of $9.2 million, $7.2 million and $41.2 million.

        On April 1, 2008, 66,372 Stock Appreciation Rights ("SARs") with a 4-year cliff-vesting schedule were granted to certain associates of AXA Financial subsidiaries. These SARs entitle the holder to a cash payment equal to any appreciation in the value of the AXA ordinary share over
        21.51 Euros as of the date of exercise. At December 31, 2008, 0.3 million SARs were outstanding, having weighted average remaining contractual term of 7.56 years. The accrued value of SARs at December 31, 2008 and 2007 was $0.4 million and $3.5 million, respectively, and recorded as liabilities in the consolidated balance sheets. For 2008, 2007 and 2006, the Company recorded compensation expense for SARs of $(2.3) million, $1.1 million and $1.9 million, respectively, reflecting the impact in those periods of the changes in their fair values as determined by applying the Black Scholes-Merton formula and assumptions used to price employee stock option awards.

        On March 31, 2008, approximately 702,404 performance units earned under the AXA Performance Unit Plan 2006 were fully vested for total value of approximately $24.2 million, including incremental units earned from having exceeded targeted 2007 performance criteria by 0.68%. Distributions to participants were made on April 10, 2008, resulting in cash settlements of approximately 78% of these performance units for aggregate value of approximately $18.6 million and equity settlements of the remainder with approximately 153,494 restricted AXA ADRs for aggregate value of approximately $5.6 million.

        In 2008, the AXA Management Board awarded 995,031 unearned performance units to employees of AXA Financial subsidiaries. During each year that the performance unit awards are outstanding, a pro-rata portion of the units may be earned based on criteria measuring the performance of AXA and AXA Financial Group. The extent to which performance targets are met determines the number of performance units earned, which may vary between 0% and 130% of the number of performance units at stake. Performance units earned under the 2008 plan cliff-vest on the second anniversary of their date of award. When fully vested, the performance units earned will be settled in cash or, in some cases, a combination of cash (70%) and stock (30%), the latter equity portion having transfer restrictions for a two-year period. The price used to value the 2008 performance units at settlement will be the average opening price of the AXA ordinary share for the last

        20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 31, 2010. For 2008, the Company recognized compensation expense of approximately $3.5 million in respect of the 2008 grants of performance units.

        For 2008, 2007 and 2006, the Company recognized compensation costs of $5.5 million, $11.6 million and $25.9 million, respectively, for performance units earned to date. The change in fair value of these awards is measured by the closing price of the underlying AXA ordinary shares or AXA ADRs with adjustment to reflect the impact of expected and actual pre-vesting forfeitures. The cost of performance unit awards are attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2008 and 2007 was $17.3 million and $31.1 million, respectively. Approximately 720,872 outstanding performance units are at risk to achievement of 2008 performance criteria, including approximately 50% of the award granted on May 10, 2007.

        In 2008, eligible employees of AXA Financial's subsidiaries participated in AXA's global offering to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2008. Similar to the AXA Shareplan programs previously offered in 2001 through 2007, the plan offered two investment alternatives that, with limited exceptions, restrict the sale or transfer of the purchased shares for a period of five years. "Investment Option A" permitted participants to purchase AXA ADRs at a 20% formula discounted price. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 14.25% formula discounted price on a leveraged basis with a guaranteed return of initial investment plus 75% of any appreciation in the value of the total shares purchased. The Company recognized compensation expense of $1.1 million in 2008, $27.7 million in 2007 and $22.1 million in 2006 in connection with each respective year's offering of AXA Shareplan, representing the aggregate discount provided to participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. Participants in AXA Shareplans 2008, 2007 and 2006 primarily invested under Investment Option B for the purchase of approximately 6.5 million, 5.3 million and 5.0 million AXA ordinary shares, respectively.

        On July 1, 2007, under the terms of the AXA Miles Program 2007, the AXA Management Board granted 50 AXA Miles to every employee of AXA for purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff vesting period with exceptions for retirement, death, and disability. For AXA Financial participants, settlement of the right to receive each unrestricted AXA ordinary share will be made in the form of an AXA ADR. The grant date fair value of approximately 449,400 AXA Miles awarded to employees of AXA Financial's subsidiaries was approximately $19.4 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, is expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2008 and 2007, respectively, the Company recognized compensation expense of approximately $1.9 million and $2.7 million in respect of this grant of AXA Miles. Provided certain performance targets are achieved, an additional allocation of 50 AXA Miles per employee will be considered for award in 2010 and 2011 under terms then-to-be-determined and approved by the AXA Management Board.

        In 1997, AllianceBernstein Holding established a long-term incentive compensation plan under which unit-based awards are made to key employees for terms established by AllianceBernstein Holding at the time of grant. These awards include options, restricted AllianceBernstein Holding units and phantom restricted AllianceBernstein Holding units, performance awards, and other AllianceBernstein Holding unit based awards. The aggregate number of AllianceBernstein Holding units subject to options granted or otherwise awarded under this plan, as amended in December 2006 to include awards made to select participants under the Special Option Program, may not exceed 41.0 million. At December 31, 2008, approximately 14.2 million options to purchase AllianceBernstein Holding units and 4.1 million other unit awards, net of forfeitures, were subject to the aggregate allowable maximum under this plan.

14)     NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES), NET

        The sources of net investment income follow:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   ---------------
                                                                                 (IN MILLIONS)
        Fixed maturities...................................  $    1,668.6        $   1,728.5        $   1,848.6
        Mortgage loans on real estate......................         251.7              233.5              245.9
        Equity real estate.................................          95.3               93.6               88.2
        Other equity investments...........................        (110.9)             231.9              181.2
        Policy loans.......................................         251.3              255.9              249.8
        Short-term investments.............................          30.8               55.1               55.2
        Derivative investments.............................       7,302.1               86.6             (302.4)
        Broker-dealer related receivables..................          91.8              234.6              226.5
        Trading securities.................................        (343.5)              29.5               53.4
        Other investment income............................           1.6               56.1               43.9
                                                            -----------------   ----------------   ---------------

          Gross investment income..........................       9,238.8            3,005.3            2,690.3

        Investment expenses................................        (108.6)            (122.5)            (113.3)
        Interest expense...................................         (36.5)            (194.4)            (187.8)
                                                            -----------------   ----------------   ---------------

        Net Investment Income..............................  $    9,093.7        $   2,688.4        $   2,389.2
                                                            =================   ================   ===============


        For 2008, 2007 and 2006, respectively, net investment income included gains (losses) on derivatives of $7,302.1 million, $86.6 million and $(302.4) million of which $6,622.6 million, $16.4 million and $(249.5) million were realized gains (losses) on contracts closed during those years and $679.5 million, $70.2 million and $(52.9) million were unrealized gains (losses) on derivative positions at each respective year end.

        Investment (losses) gains, net including changes in the valuation allowances, follow:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Fixed maturities...................................  $      (367.3)      $      (55.6)      $      (11.5)
        Mortgage loans on real estate......................            2.3                7.8                 .2
        Equity real estate.................................           (1.6)               7.3                8.8
        Other equity investments...........................           11.5               16.9               20.1
        Other(1)...........................................           16.6               16.4               29.3
                                                            -----------------   ----------------   -----------------
        Investment (Losses) Gains, Net.....................  $      (338.5)      $       (7.2)      $       46.9
                                                            =================   ================   =================

        (1) In 2008, 2007 and 2006, respectively, AllianceBernstein issued units to its employees under long-term incentive plans. As a result of these transactions, the Company recorded non-cash realized gains of $9.9 million, $15.5 million and $28.0 million for 2008, 2007 and 2006, respectively.

        Writedowns of fixed maturities amounted to $285.9 million, $79.0 million and $27.4 million for 2008, 2007 and 2006, respectively. There were no writedowns of mortgage loans on real estate for 2008, 2007 and 2006. There were no writedowns of equity real estate for 2008, 2007 and 2006.

        For 2008, 2007 and 2006, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $324.4 million, $1,554.6 million and $1,281.9 million. Gross gains of $3.3 million, $12.6 million and $33.9 million and gross losses of $94.5 million, $20.3 million and $24.5 million, respectively, were realized on these sales. The change in unrealized investment losses related to fixed maturities classified as available for sale for 2008, 2007 and 2006 amounted to $2,525.8 million, $376.4 million and $416.7 million, respectively.

        For 2008, 2007 and 2006, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $47.7 million, $52.7 million and $57.8 million.

        Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

        The net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, including Wind-up Annuities on a line-by-line basis, follow:

                                                                  2008               2007               2006
                                                            ----------------   ---------------   ----------------
                                                                                (IN MILLIONS)
        Balance, beginning of year.........................  $       103.6      $      282.2      $      432.3
        Changes in unrealized investment
          losses on investments............................       (2,608.8)           (380.5)           (431.4)
        Changes in unrealized investment gains (losses)
          attributable to:
            Participating group annuity contracts,
               Closed Block policyholder dividend
               obligation and other........................          (93.8)             15.0              90.9
            DAC............................................          582.0              83.5              85.8
            Deferred income taxes..........................          746.2             103.4             104.6
                                                            ----------------   ---------------   ----------------
        Balance, End of Year...............................  $    (1,270.8)     $      103.6      $      282.2
                                                            ================   ===============   ================

        Balance, end of year comprises:
          Unrealized investment (losses) gains on:
            Fixed maturities...............................  $    (2,450.4)     $      155.5      $      535.4
            Other equity investments.......................           (2.1)               .8               1.4
                                                            ----------------   ---------------   ----------------
              Subtotal.....................................       (2,452.5)            156.3             536.8
          Unrealized investment gains (losses)
            attributable to:
              Participating group annuity contracts,
                Closed Block policyholder dividend
                obligation and other.......................          (77.4)             16.4               1.4
              DAC..........................................          555.1             (26.9)           (110.4)
              Deferred income taxes........................          704.0             (42.2)           (145.6)
                                                            ----------------   ---------------   ----------------
        Total..............................................  $    (1,270.8)     $      103.6      $      282.2
                                                            ================   ===============   ================


15)     INCOME TAXES

        A summary of the income tax expense in the consolidated statements of earnings follows:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Income tax expense:

          Current (benefit) expense .......................  $      (319.7)      $      464.0       $      438.6
          Deferred expense (benefit).......................        2,021.6              295.8              (14.1)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $     1,701.9       $      759.8       $      424.5
                                                            =================   ================   =================

        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Expected income tax expense........................  $     1,896.5       $      939.0       $      728.1
        Minority interest..................................         (132.3)            (227.3)            (227.0)
        Separate Account investment activity...............          (66.5)             (52.0)             (45.4)
        Non-taxable investment income......................           26.1              (21.7)             (23.1)
        Adjustment of tax audit reserves...................            9.9               21.5              (86.2)
        State income taxes.................................           20.5               50.2               38.0
        AllianceBernstein income and foreign taxes.........          (53.3)              40.2               32.9
        Other..............................................            1.0                9.9                7.2
                                                            -----------------   ----------------   -----------------
        Income Tax Expense.................................  $     1,701.9       $      759.8       $      424.5
                                                            =================   ================   =================

        The Company recognized a net tax benefit in 2006 of $117.7 million related to the settlement of an Internal Revenue Service's ("IRS") audit of the 1997-2001 tax years, partially offset by additional tax reserves established for subsequent tax periods. Of the net tax benefit of $117.7 million, $111.9 million related to the continuing operations and $5.8 million to the discontinued Wind-up Annuities.

        On August 16, 2007, the IRS issued Revenue Ruling 2007-54 that purported to change accepted industry and IRS interpretations of the statutes governing the computation of the Separate Account dividends received deduction ("DRD"). This ruling was suspended on September 25, 2007 in Revenue Ruling 2007-61 and the U.S. Department of the Treasury (the "Treasury") indicated that it would address the computational issues in a regulation project. Any regulations that the Treasury ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. The ultimate timing and substance of any such regulations are unknown, but they could result in the elimination of some or all of the Separate Account DRD tax benefit that the Company receives.

        The components of the net deferred income taxes are as follows:

                                                       DECEMBER 31, 2008                  December 31, 2007
                                                ---------------------------------  ---------------------------------
                                                    ASSETS         LIABILITIES         Assets         Liabilities
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)
        Compensation and related benefits......  $     297.1      $        -        $        -        $      35.4
        Reserves and reinsurance...............          -             1,465.8           1,312.2              -
        DAC....................................          -             2,209.5               -            2,735.5
        Unrealized investment gains............        683.6               -                 -               42.5
        Investments............................          -               741.0               -            1,044.2
        Other..................................          -                47.0              81.5              -
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $     980.7      $    4,463.3      $    1,393.7      $   3,857.6
                                                ===============  ================  ===============   ===============

        As a result of the implementation of FIN 48 as of January 1, 2007, the Company recognized a $44.8 million decrease in the amount of unrecognized tax benefits, which was accounted for as an increase to the January 1, 2007 balance of retained earnings. The total amount of unrecognized tax benefits at January 1, 2007 was $371.3 million. Of that total, $276.9 million would affect the effective tax rate and $94.4 million are tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. Because of the impact of deferred tax accounting, other than interest and penalties, the change in timing of the deduction would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority. At December 31, 2008, the total amount of unrecognized tax benefits was $506.6 million of which $372.6 million would affect the effective rate and $134.0 million was temporary in nature. At December 31, 2007, the total amount of unrecognized tax benefits was $412.2 million of which $301.9 million would affect the effective rate and $110.3 million was temporary in nature.

        The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2008 and 2007 were $77.3 million and $68.6 million, respectively. Tax expense for 2008 and 2007, respectively, reflected $8.7 million and $22.5 million in interest related to unrecognized tax benefits.

        A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                                                        2008             2007
                                                                                   ---------------  ---------------
                                                                                            (IN MILLIONS)
        Balance, beginning of year................................................  $      343.6     $     325.2
        Additions for tax positions of prior years................................          81.3            19.2
        Reductions for tax positions of prior years...............................          (4.9)           (1.5)
        Additions for tax positions of current years..............................            .9             3.4
        Reductions for tax positions of current years.............................           -               (.3)
        Settlements with tax authorities..........................................           7.7            (2.4)
        Reductions as a result of a lapse of the applicable statute of limitations           -               -
                                                                                   ---------------  ---------------
        Balance, End of Year......................................................  $      428.6     $     343.6
                                                                                   ===============  ===============


        The IRS completed its examination of the Company's 2002 and 2003 Federal corporate income tax returns and issued its Revenue Agent's Report in second quarter 2008. The Company has appealed an issue to the Appeals Office of the IRS. In addition, AllianceBernstein settled various examinations by the state and local tax authorities. The impact of these completed audits on the Company's financial statements was a net benefit of $14.6 million.

        IRS examinations for years subsequent to 2003 are expected to commence in 2009. It is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next twelve months due to the conclusion of the current IRS proceedings and the additions of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

16)     DISCONTINUED OPERATIONS

        The Company's discontinued operations include Wind-up Annuities, equity real estate held-for-sale and disposal of businesses. The following tables reconcile the (Losses) earnings from discontinued operations, net of income taxes and Gains (losses) on disposal of discontinued operations, net of income taxes to the amounts reflected in the consolidated statements of earnings for the three years ended December 31, 2008:

                                                                          2008          2007            2006
                                                                      -------------  ------------   -------------
                                                                                    (IN MILLIONS)
       (LOSSES) EARNINGS FROM DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Wind-up Annuities.............................................  $    (27.5)    $     (.1)     $     30.2
       Real estate held-for-sale.....................................         1.4          (6.8)            1.1
       Disposal of business - Enterprise.............................         -             1.0             (.1)
                                                                      -------------  ------------   -------------
       Total.........................................................  $    (26.1)    $    (5.9)     $     31.2
                                                                      =============  ============   =============

       GAINS (LOSSES) ON DISPOSAL OF DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Real estate held for sale.....................................  $      6.3     $     3.2      $      -
       Disposal of business - Enterprise.............................         -             (.4)           (1.9)
                                                                      -------------  ------------   -------------
       Total.........................................................  $      6.3     $     2.8      $     (1.9)
                                                                      =============  ============   =============

        Disposal of Businesses
        ----------------------

        In accordance with their October 2006 agreement, during 2007, AXA Financial and its subsidiaries, AXA Equitable, Enterprise Capital Management, Inc. ("Enterprise") and Enterprise Fund Distributors, Inc., ("EFD") transferred to Goldman Sachs Asset Management L.P. ("GSAM") assets of the business of serving as sponsor of and investment manager to 27 of the 31 funds of AXA Enterprise Multimanager Funds Trust, AXA Enterprise Funds Trust and The Enterprise Group of Funds, Inc. (collectively, the "AXA Enterprise Funds") and completed the reorganization of such funds to corresponding mutual funds managed by GSAM. In 2008, AXA Financial completed the reorganization and/or liquidation of the remaining four mutual funds in AXA Enterprise Funds of the remaining funds which together had approximately $661.9 million in assets under management as of December 31, 2007. AXA Financial has since entered into agreements to transfer the remaining funds. As a result of management's disposition plan, AXA Enterprise Funds advisory contracts were reported as Discontinued Operations. In 2007 and 2006, respectively, $0.7 million pre-tax ($0.4 million post-tax) and $3.0 million pre-tax ($1.9 million post-tax) of transaction costs were recorded as a result of the disposition of the funds; no additional costs were reported for 2008. Proceeds received in 2007 on the disposition of the AXA Enterprise Funds totaled $26.3 million.

        In 2008 and 2007, respectively, impairments of zero and $0.7 million pre-tax ($0.4 million post-tax) were recorded on intangible assets associated with AXA Enterprise Funds investment management contracts based upon estimated fair value. At December 31, 2008 and 2007 there were no assets or liabilities related to these operations.

        Wind-up Annuities

        In 1991, management discontinued the business of Wind-up Annuities, the terms of which were fixed at issue, which were sold to corporate sponsors of terminated qualified defined benefit plans, and for which a premium deficiency reserve and an allowance for future losses based upon projected future cash flows had been established.

        The Company's quarterly process for evaluating the need for an allowance for future losses involves comparison of the current period's results of Wind-up Annuities to previous projections and re-estimation of future expected losses, if appropriate, to determine whether an adjustment is required. Investment and benefit cash flow projections are updated annually as part of the Company's annual planning process. The assumptions and estimates for 2006 resulted in a release of the allowance. If the Company's analysis in any given period indicates that an allowance for future losses is not necessary, any current period Wind-up Annuities' operating losses or earnings are recognized as (Losses) earnings from discontinued operations, net of income taxes in the consolidated statements of earnings. At December 31, 2008, no allowance for future losses was necessary based upon projections of reasonably assured future net investing and operating cash flows.

        The determination of projected future cash flows involves numerous estimates and subjective judgments regarding the expected performance of invested assets held by Wind-up Annuities and the expected run-off of Wind-up Annuities liabilities. There can be no assurance the projected future cash flows will not differ from the cash flows ultimately realized. To the extent actual results or future projections of Wind-up Annuities are lower than management's current estimates and assumptions and result in operating losses not being offset by reasonably assured future net investing and operating cash flows, an allowance for future losses may be necessary. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, establishment of a loss allowance liability may result.

        Summarized financial information for Wind-up Annuities follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                    2008                 2007
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)
        BALANCE SHEETS
        Fixed maturities, available for sale, at estimated fair value
          (amortized cost of $661.8 and $696.3)..............................  $      602.1         $      705.0
        Equity real estate...................................................         162.2                165.0
        Other invested assets................................................           2.5                  4.0
                                                                              -----------------    -----------------
          Total investments..................................................         766.8                874.0
        Cash and cash equivalents............................................           -                    -
        Other assets.........................................................          77.1                 27.3
                                                                              -----------------    -----------------
        Total Assets.........................................................  $      843.9         $      901.3
                                                                              =================    =================

        Policyholders liabilities............................................  $      723.4         $      756.1
        Other liabilities....................................................         120.5                145.2
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $      843.9         $      901.3
                                                                              =================    =================

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        STATEMENTS OF EARNINGS
        Investment income (net of investment
          expenses of $19.3, $19.6 and $19.0)..............  $        64.0       $       64.9       $       71.3
        Investment (losses) gains, net.....................           (4.8)               (.8)               6.0
        Policy fees, premiums and other income.............             .1                 .2                -
                                                            -----------------   ----------------   -----------------
        Total revenues.....................................           59.3               64.3               77.3
                                                            -----------------   ----------------   -----------------

        Benefits and other deductions......................          101.7               80.0               84.7
        Losses charged to the allowance
          for future losses................................            -                (15.6)              (7.4)
                                                            -----------------   ----------------   -----------------
        Pre-tax loss from operations.......................          (42.4)               (.1)               -
        Pre-tax (loss from strengthening) earnings from
          releasing the allowance for future losses........            -                  -                 37.1
        Income tax benefit (expense).......................           14.9                -                 (6.9)
                                                            -----------------   ----------------   -----------------
        (Losses) Earnings from Wind-up Annuities...........  $       (27.5)      $        (.1)      $       30.2
                                                            =================   ================   =================

        Income tax expense for Wind-up Annuities in 2006 included a $5.8 million tax benefit in connection with the settlement of an IRS audit of the 1997-2001 tax years.

        Real Estate Held-For-Sale
        -------------------------

        In 2007, two real estate properties with a total book value of $172.7 million that had been previously reported in equity real estate were reclassified as real estate held-for-sale. Prior periods were restated to reflect these properties as discontinued operations. In third quarter 2007, one of the held-for-sale properties was sold resulting in a gain of $4.9 million ($3.2 million post-tax). At December 31, 2008 and 2007, equity real estate held-for-sale was zero and $121.7 million, respectively, and was included in Other assets.

17)     ACCUMULATED OTHER COMPREHENSIVE LOSS

        Accumulated other comprehensive (loss) income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Unrealized (losses) gains on investments...........  $    (1,270.8)      $      103.6       $      282.2
        Defined benefit pensions plans.....................         (964.8)            (371.5)            (449.5)
                                                            -----------------   ----------------   -----------------
        Total Accumulated Other
          Comprehensive Loss...............................  $    (2,235.6)      $     (267.9)      $     (167.3)
                                                            =================   ================   =================

        The components of other comprehensive loss for the past three years follow:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Net unrealized losses on investments:
          Net unrealized losses arising during
            the year.......................................  $    (2,533.5)      $     (357.8)      $     (416.6)
          Losses reclassified into net earnings
            during the year................................          (75.3)             (22.7)             (14.8)
                                                            -----------------   ----------------   -----------------
        Net unrealized losses on investments...............       (2,608.8)            (380.5)            (431.4)
        Adjustments for policyholders liabilities,
            DAC and deferred income taxes..................        1,234.4              201.9              281.3
                                                            -----------------   ----------------   -----------------

        Change in unrealized losses, net of adjustments....       (1,374.4)            (178.6)            (150.1)
        Change in defined benefits pension plans...........         (593.3)              78.0                -
                                                            -----------------   ----------------   -----------------
        Total Other Comprehensive Loss.....................  $    (1,967.7)      $     (100.6)      $     (150.1)
                                                            =================   ================   =================


18)     COMMITMENTS AND CONTINGENT LIABILITIES

        Debt Maturities
        ---------------

        At December 31, 2008, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity were none for 2009-2013 and $200.0 million thereafter.

        Leases
        ------

        The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2009 and the four successive years are $203.7 million, $199.3 million, $194.7 million, $197.9 million, $205.2 million and $2,356.1 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2009 and the four successive years is $5.3 million, $5.4 million, $4.7 million, $3.3 million, $3.2 million and $10.6 million thereafter.

        At December 31, 2008, the minimum future rental income on non-cancelable operating leases for wholly owned investments in real estate for 2009 and the four successive years is $102.5 million, $102.7 million, $103.2 million, $105.4 million, $106.6 million and $631.9 million thereafter.

        The Company has entered into capital leases for certain information technology equipment. Future minimum payments under non-cancelable capital leases for 2009 and the four successive years is $0.9 million, $0.9 million, $0.5 million, $0.4 million, $0.2 million and $0.1 million thereafter.

        Guarantees and Other Commitments
        --------------------------------

        The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2008, these arrangements include commitments by the Company to provide equity financing of $711.3 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

        AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

        The Company had $59.8 million of undrawn letters of credit related to reinsurance at December 31, 2008. AXA Equitable had $15.0 million in commitments under existing mortgage loan agreements at December 31, 2008.

        In February 2002, AllianceBernstein signed a $125.0 million agreement with a commercial bank under which it guaranteed certain obligations of SCBL incurred in the ordinary course of its business in the event SCBL is unable to meet these obligations. During 2008, AllianceBerstein was not required to perform under the agreement and at December 31, 2008 had no liability outstanding in connection with the agreement.

19)     LITIGATION

        A putative class action entitled Stefanie Hirt, et al. v. The Equitable Retirement Plan for Employees, Managers and Agents, et al. was filed in the District Court for the Southern District of New York in August 2001 against The Equitable Retirement Plan for Employees, Managers and Agents (the "Retirement Plan") and The Officers Committee on Benefit Plans of Equitable Life, as Plan Administrator. The action was brought by five participants in the Retirement Plan and purports to be on behalf of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". The complaint challenged the change, effective January 1, 1989, in the pension benefit formula from a final average pay formula to a cash balance formula. Plaintiffs alleged that the change to the cash balance formula violated ERISA by reducing the rate of accruals based on age, failed to comply with ERISA's notice requirements and improperly applied the formula to retroactively reduce accrued benefits. The relief sought includes a declaration that the cash balance plan violated ERISA, an order enjoining the enforcement of the cash balance formula, reformation and damages. In April 2002, plaintiffs filed a motion seeking to certify a class of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". Also in April 2002, plaintiffs agreed to dismiss with prejudice their claim that the change to the cash balance formula violated ERISA by improperly applying the formula to retroactively reduce accrued benefits. That claim was dismissed. In March 2003, plaintiffs filed an amended complaint elaborating on the remaining claims in the original complaint and adding additional class and individual claims alleging that the adoption and announcement of the cash balance formula and the subsequent announcement of changes in the application of the cash balance formula failed to comply with ERISA. By order dated May 2003, the District Court, as requested by the parties, certified the case as a class action, including a sub-class of all current and former Plan participants, whether active, inactive or retired, their beneficiaries or estates, who were subject to a 1991 change in application of the cash balance formula. In September 2006, the district court granted summary judgment in favor of the defendants. The court ruled that (a) the cash balance provisions of the Equitable Plan do not violate the age discrimination provisions of ERISA, (b) while the notice of plan changes provided to participants in 1990 was not adequate, the notice of plan changes provided to participants in 1992 satisfied the ERISA notice requirements regarding delivery and content, and (c) the claims of the named plaintiffs are barred by statute of limitations. The Court found that other individual class members were not precluded from asserting claims for additional benefit accruals from January 1991 through January 1993 to the extent that such individuals could show that the statute of limitations did not bar their claims. In October 2006, plaintiffs filed a notice of appeal and defendants filed a cross appeal. In July 2008, the Court of Appeals affirmed the lower court's decision that the cash balance plan does not violate the age discrimination provisions of ERISA and that plaintiffs' claims also were barred by the statute of limitations.

        In September 2008, the Court of Appeals denied plaintiffs motion for rehearing. The time for plaintiffs to make an appeal to the United States Supreme Court has expired.

        In April 2004, a purported nationwide class action lawsuit was filed in the Circuit Court for Madison County, Illinois entitled Matthew Wiggenhorn v. Equitable Life Assurance Society of the United States. The lawsuit alleges that AXA Equitable uses stale prices for the foreign securities within the investment divisions of its variable insurance products. The complaint further alleges that AXA Equitable's use of stale pricing diluted the returns of the purported class. The complaint also alleges that AXA Equitable breached its fiduciary duty to the class by allowing market timing in general within AXA Equitable's variable insurance products, thereby diluting the returns of the class. In June 2005, this case was transferred by the Judicial Panel on Multidistrict Litigation to the U.S. District Court in Maryland, where other market-timing related litigation is pending. In June 2005, plaintiff filed an amended complaint. In July 2005, AXA Equitable filed a motion to dismiss the amended complaint. In June 2006, AXA Equitable's motion to dismiss the amended complaint was granted and, in June 2006, plaintiff appealed. As of April 2007, the appeal was fully briefed. In October 2008, oral arguments on the appeal were held. In January 2009, the Fourth Circuit Court of Appeals affirmed the District Court's decision to dismiss the amended complaint.

        A putative class action entitled Eagan et al. v. AXA Equitable Life Insurance Company was filed in the District Court for the Central District of California in December 2006 against AXA Equitable as plan sponsor and fiduciary for an ERISA retiree health plan. The action was brought by two plan participants on behalf of all past and present employees and agents who received retiree medical benefits from AXA Equitable at any time after January 1, 2004, or who will receive such benefits in 2006 or later, excluding certain retired agents. Plaintiffs allege that AXA Equitable's adoption of a revised version of its retiree health plan in 1993 (the "1993 Plan") was not authorized or effective. Plaintiffs contend that AXA Equitable has therefore breached the retiree health plan by imposing the terms of the 1993 Plan on plaintiffs and other retirees. Plaintiffs allege that, even if the 1993 Plan is controlling, AXA Equitable has violated the terms of the retiree health plan by imposing health care costs and coverages on plaintiffs and other retirees that are not authorized under the 1993 Plan. Plaintiffs also allege that AXA Equitable breached fiduciary duties owed to plaintiffs and retirees by allegedly misrepresenting and failing to disclose information to them. The plaintiffs seek compensatory damages, restitution and injunctive relief prohibiting AXA Equitable from violating the terms of the applicable plan, together with interest and attorneys' fees. In March 2007, AXA Equitable filed a motion to dismiss. In July 2007, the plaintiffs filed an amended complaint that (i) redefined the scope of the class to now include all retired employee and independent contractor agents formerly employed by AXA Equitable who received medical benefits after December 1, 2000 or who will receive such benefits in the future, excluding certain retired agents, and (ii) eliminated the claim based on a breach of fiduciary duty and certain claims related to health care costs. In September 2007, AXA Equitable filed its answer to the amended complaint. The original trial date of May 2009 has been stayed, and the Court has not set a new trial date. In January 2009, AXA Equitable filed a motion to dismiss the complaint for lack of subject matter jurisdiction. In February 2009, the Court denied AXA Equitable's motion to dismiss the complaint.

        AXA Equitable and/or AXA Advisors LLC is currently the subject of four putative class actions pending in Federal court alleging certain wage and hour violations with regard to certain sales personnel. The cases were filed between July 2006 and September 2007. Each of the cases seek substantially the same relief under essentially the same theories of recovery: violation of the Fair Labor Standards Act for failure to pay minimum wage and overtime and violation of similar provisions under state labor laws in the respective states. In September 2007, the parties agreed to consolidate all four pending cases in the Northern District of California. The cases include the following: Meola v. AXA Advisors and AXA Equitable; Lennon v. AXA Advisors, et al.; Bolea v. AXA Advisors, LLC and AXA Equitable, et. al.; and Dhruv v. AXA Advisors, LLC, et al. Plaintiffs seek compensatory damages, restitution of all wages improperly withheld or deducted, punitive damages, penalties, and attorneys' fees. In February 2009, the parties filed a proposed settlement agreement with the Court. In March 2009, the Court preliminarily denied without prejudice the parties' motion for preliminary approval of the settlement. The Court requested that the parties refile the motion revising certain portions of the proposed notices by the end of March 2009.

        ALLIANCEBERNSTEIN LITIGATION

        Market Timing-Related Matters

        In October 2003, a purported class action complaint entitled Hindo, et al. v. AllianceBernstein Growth & Income Fund, et al. ("Hindo Complaint") was filed against AllianceBernstein, AllianceBernstein Holding, AllianceBernstein Corporation, AXA Financial, certain investment company funds (the "U.S. Funds") distributed by AllianceBernstein Investments, Inc., a wholly-owned subsidiary of AllianceBernstein, the registrants and issuers of those funds, certain officers of AllianceBernstein (the "AllianceBernstein defendants"), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint alleges that certain defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of U.S. Fund securities, violating various securities laws.

        Following October 2003, additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various Federal and state courts against AllianceBernstein and certain other defendants. In September 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of AllianceBernstein Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of AllianceBernstein.

        In April 2006, AllianceBernstein and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding containing their agreement to settle these claims. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. The settlement amount ($30 million), which AllianceBernstein previously accrued and disclosed, has been disbursed. The derivative claims brought on behalf of AllianceBernstein Holding, in which plaintiffs seek an unspecified amount of damages, remain pending.

                       -----------------------------------

        Although the outcome of litigation generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigations described above involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of the Company. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

        In addition to the type of matters described above, a number of lawsuits have been filed against life and health insurers in the jurisdictions in which AXA Equitable and its respective insurance subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable and AXA Life, like other life and health insurers, from time to time are involved in such litigations. Some of these actions and proceedings filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

20)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the New York Insurance Law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. Payment of dividends in 2009 would require the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. This formula would not permit AXA Equitable to pay shareholder dividends during 2009. For 2008, 2007 and 2006, the Insurance Group statutory net (loss) income totaled $(1,074.8) million, $605.8 million and $532.3 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $3,588.1 million and $7,812.0 million at December 31, 2008 and 2007, respectively. In both 2007 and 2006, AXA Equitable paid shareholder dividends of $600.0 million; no dividends were paid in 2008.

        At December 31, 2008, AXA Equitable, in accordance with various government and state regulations, had $59.5 million of securities on deposit with such government or state agencies.

        In fourth quarter 2008, AXA Equitable issued two $500.0 million surplus notes to AXA Financial. The notes, both of which mature on December 1, 2018, have a fixed interest rate of 7.1%. The accrual and payment of interest expense and principal related to surplus notes require approval from the State of New York Insurance Department (the "NYID"). Interest expense in 2009 will approximate $71.0 million.

        At December 31, 2008 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the NYID and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2008.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business as only required under U.S. GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (i) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; and (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under U.S. GAAP.

        The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the NYID with net earnings and shareholder's equity on a U.S. GAAP basis.

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Net change in statutory surplus and
          capital stock....................................  $    (3,414.3)      $       71.7       $    1,386.5
        Change in AVR......................................         (808.4)            (167.2)             279.3
                                                            -----------------   ----------------   -----------------
        Net change in statutory surplus, capital stock
          and AVR..........................................       (4,222.7)             (95.5)           1,665.8
        Adjustments:

          Future policy benefits and policyholders'
            account balances...............................            3.2              415.1             (144.3)
          DAC..............................................       (2,089.9)             620.1              674.1
          Deferred income taxes............................       (4,116.6)            (677.8)             517.3
          Valuation of investments.........................        3,695.4                2.8                2.6
          Valuation of investment subsidiary...............        5,046.4              461.7           (2,122.7)
          Change in fair value of guaranteed minimum
             income benefit reinsurance contracts..........        1,566.8                6.9              (14.8)
          Pension adjustment..............................         1,389.7                -                  -
          Premiums and benefits ceded to AXA Bermuda......         2,846.7                -                  -
          Issuance of surplus notes.......................        (1,000.0)               -                  -
          Shareholder dividends paid......................             -                600.0              600.0
          Changes in non-admitted assets...................          136.9               19.4              (57.4)
          Other, net.......................................          (12.6)            (150.3)             (72.6)
          U.S. GAAP adjustments for Wind-up Annuities .....          (16.7)              31.2               28.8
                                                            -----------------   ----------------   -----------------
        Consolidated Net Earnings .........................  $     3,226.6       $    1,233.6       $    1,076.8
                                                            =================   ================   =================

                                                                                  DECEMBER 31,
                                                            ---------------------------------------------------------
                                                                  2008               2007                2006
                                                            -----------------   ----------------   ------------------
                                                                                 (IN MILLIONS)
        Statutory surplus and capital stock................  $     3,155.0       $    6,569.3       $    6,497.6
        AVR................................................          433.1            1,242.7            1,409.9
                                                            -----------------   ----------------   ------------------
        Statutory surplus, capital stock and AVR...........        3,588.1            7,812.0            7,907.5
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................       (1,487.3)          (2,270.2)          (2,574.1)
          DAC..............................................        7,482.0            9,019.3            8,316.5
          Deferred income taxes............................       (4,585.1)          (1,089.3)            (627.1)
          Valuation of investments.........................       (2,312.5)             457.1              867.9
          Valuation of investment subsidiary...............          588.1           (4,458.3)          (4,920.0)
          Fair value of GMIB
             reinsurance contracts.........................        4,821.7              124.7              117.8
          Deferred cost of insurance ceded
             to AXA Bermuda................................        3,495.8                -                  -
          Non-admitted assets..............................        1,144.0            1,014.5              994.5
          Issuance of surplus notes........................       (1,524.9)            (524.8)            (524.8)
          Adjustment to initially apply SFAS No.158,
             net of income taxes...........................            -                  -               (449.5)
          Other, net.......................................          141.3               76.0              433.6
          U.S. GAAP adjustments for Wind-up Annuities......           12.4                1.5              (59.9)
                                                            -----------------   ----------------   ------------------
        Consolidated Shareholder's Equity..................  $    11,363.6       $   10,162.5       $    9,482.4
                                                            =================   ================   ==================

21)     BUSINESS SEGMENT INFORMATION

        The following tables reconcile segment revenues and earnings from continuing operations before income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                  2008               2007               2006
                                                            -----------------   ----------------  ------------------
                                                                                 (IN MILLIONS)
       SEGMENT REVENUES:

       Insurance..........................................   $    15,115.1       $     6,938.0     $     5,966.9
       Investment Management (1)..........................         3,542.7             4,561.8           4,002.7
       Consolidation/elimination..........................           (76.5)              (91.4)            (90.0)
                                                            -----------------   ----------------  ------------------
       Total Revenues.....................................   $    18,581.3       $    11,408.4     $     9,879.6
                                                            =================   ================  ==================

        (1) Intersegment investment advisory and other fees of approximately $93.3 million, $128.9 million and $120.8 million for 2008, 2007 and 2006, respectively, are included in total revenues of the Investment Management segment.

        SEGMENT EARNINGS FROM CONTINUING                           2008                2007               2006
          OPERATIONS BEFORE INCOME                          -----------------   -----------------  -----------------
          TAXES AND MINORITY INTEREST:                                             (IN MILLIONS)
       Insurance..........................................   $     4,486.5      $     1,298.9      $       881.9
       Investment Management..............................           932.2            1,400.5            1,198.4
       Consolidation/elimination..........................             (.4)               -                  -
                                                            -----------------   -----------------  -----------------
       Total Earnings from Continuing Operations
          before Income Taxes and Minority Interest.......   $     5,418.3      $     2,699.4      $     2,080.3
                                                            =================   =================  =================

                                                                        DECEMBER 31,
                                                            -------------------------------------
                                                                  2008                2007
                                                            -----------------   -----------------
                                                                       (IN MILLIONS)
       SEGMENT ASSETS:
       Insurance..........................................   $   123,757.2       $   144,962.2
       Investment Management..............................        12,520.2            14,962.7
       Consolidation/elimination..........................           (11.2)                1.1
                                                            -----------------   -----------------
       Total Assets.......................................   $   136,266.2       $   159,926.0
                                                            =================   =================

        In accordance with SEC regulations, securities with a fair value of $2,547.9 million and $2,333.2 million have been segregated in a special reserve bank custody account at December 31, 2008 and 2007, respectively for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 of the Securities Exchange Act of 1934, as amended (the "Exchange Act").

22)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 2008 and 2007 are summarized below:

                                                                    THREE MONTHS ENDED
                                       ----------------------------------------------------------------------------
                                           MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -----------------  -----------------   ------------------   ----------------
                                                                       (IN MILLIONS)
        2008
        ----
        Total Revenues................  $     3,792.6      $     2,411.1       $    3,387.4         $    8,990.2
                                       =================  =================   ==================   ================
        Earnings from Continuing
          Operations..................  $       600.1      $       510.2       $       96.6         $    2,039.5
                                       =================  =================   ==================   ================
        Net Earnings..................  $       607.4      $       510.6       $       96.6         $    2,012.0
                                       =================  =================   ==================   ================
        2007
        ----
        Total Revenues................  $     2,677.9      $     2,608.2       $    2,938.5         $    3,183.8
                                       =================  =================   ==================   ================
        Earnings from
          Continuing Operations.......  $       295.7      $       232.0       $      356.6         $      352.4
                                       =================  =================   ==================   ================
        Net Earnings..................  $       299.6      $       218.2       $      362.4         $      353.4
                                       =================  =================   ==================   ================

Retirement Investment Account(R)



PROSPECTUS DATED MAY 1, 2009

Please read this prospectus and keep it for future reference. It contains important information that you should know before purchasing, or taking any other action under a contract. Also, you should read the prospectuses for AXA Premier VIP Trust and EQ Advisors Trust which contain important information about their portfolios.


--------------------------------------------------------------------------------

ABOUT THE RETIREMENT INVESTMENT ACCOUNT(R)


The Retirement Investment Account(R) ("RIA") is an investment program that allows employer plan assets to accumulate on a tax-deferred basis. The investment funds ("Funds") and a guaranteed interest option listed in the table below, are available under RIA. The Funds and guaranteed interest option comprise the "investment options" covered by this prospectus. RIA is offered under a group annuity contract issued by AXA Equitable Life Insurance Company.


This contract is no longer being sold. This prospectus is used with current contract owners only. You should note that your contract features and charges, and your investment options, may vary depending on your state and/or the date on which you purchased your contract. For more information about the particular features, charges and options applicable to you, please contact your financial professional and/or refer to copies of the documents you received when you enrolled.



--------------------------------------------------------------------------------
 Funds
--------------------------------------------------------------------------------
 Pooled separate accounts
--------------------------------------------------------------------------------
o AllianceBernstein Balanced --        o AllianceBernstein Common Stock --
  Separate Account No. 10                Separate Account No. 4
o AllianceBernstein Bond -- Separate   o AllianceBernstein Mid Cap Growth --
  Account No. 13                         Separate Account No. 3
--------------------------------------------------------------------------------
 Separate Account No. 66
--------------------------------------------------------------------------------
o EQ/AllianceBernstein International   o EQ/JPMorgan Value Opportunities
o EQ/AllianceBernstein Small Cap       o EQ/Large Cap Core PLUS
  Growth                               o EQ/Large Cap Growth Index
o EQ/BlackRock Basic Value Equity      o EQ/Large Cap Growth PLUS
o EQ/BlackRock International Value     o EQ/Large Cap Value PLUS
o EQ/Calvert Socially Responsible      o EQ/Mid Cap Index
o EQ/Capital Guardian Growth           o EQ/Mid Cap Value PLUS
o EQ/Capital Guardian Research         o EQ/Money Market
o EQ/Equity 500 Index                  o EQ/Quality Bond PLUS
o EQ/Evergreen Omega                   o EQ/T. Rowe Price Growth Stock
o EQ/Focus PLUS(1)                     o Multimanager Multi-Sector Bond(1)
o EQ/Global Multi-Sector Equity(1)     o Multimanager Small Cap Value
o EQ/Intermediate Government Bond      o Multimanager Technology
  Index
o EQ/International Core PLUS
--------------------------------------------------------------------------------
(1) This is the Fund's new name, effective on or about May 1, 2009, subject to regulatory approval. Please see "The Portfolios of the Trusts" under "RIA features and benefits" later in this Prospectus for the Fund's former name.


The AllianceBernstein Bond, AllianceBernstein Balanced, AllianceBernstein Common Stock, and AllianceBernstein Mid Cap Growth Funds (the "Pooled Separate Accounts") are managed by AXA Equitable. The AllianceBernstein Bond Fund is available only to employer plans that signed an agreement to allocate monies in the AllianceBernstein Bond Fund before June 1, 1994.


Separate Account No. 66 Funds invest in shares of a corresponding portfolio ("portfolio") of AXA Premier VIP Trust and EQ Advisors Trust (the "Trusts"). In each case, the Funds and the corresponding portfolios have the same name. You should read the prospectuses for each Trust and keep them for future reference.



GUARANTEED INTEREST OPTION. The guaranteed interest option credits interest daily and we guarantee principal.


Registration statements relating to this offering have been filed with the Securities and Exchange Commission ("SEC"). The Statement of Additional Information ("SAI") dated May 1, 2009, is a part of the registration statement is available free of charge upon request by writing us or calling us toll-free. The SAI has been incorporated by reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this prospectus. The SAI is available free of charge. You may request one by writing to our processing office at AXA Equitable, RIA Service Office, P.O. Box 8095, Boston, MA 02266-8095 or calling 1-800-967-4560.



The SEC has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The securities are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.


                                                                          x02463

Contents of this prospectus



--------------------------------------------------------------------------------

RETIREMENT INVESTMENT ACCOUNT(R)
--------------------------------------------------------------------------------
Index of key words and phrases                                               4
Who is AXA Equitable?                                                        5
How to reach us                                                              6
RIA at a glance - key features                                               7

--------------------------------------------------------------------------------
FEE TABLE                                                                    9
--------------------------------------------------------------------------------
Examples                                                                    11
Condensed financial information                                             14



--------------------------------------------------------------------------------
1. RIA FEATURES AND BENEFITS                                                15
--------------------------------------------------------------------------------
Investment options                                                          15
The AllianceBernstein Bond Fund                                             15
The AllianceBernstein Balanced Fund                                         16
The AllianceBernstein Common Stock Fund                                     17
The AllianceBernstein Mid Cap Growth Fund                                   18
Investment manager of the AllianceBernstein Bond,
     AllianceBernstein Balanced, AllianceBernstein
     Common Stock and AllianceBernstein Mid Cap Growth Funds                18
Portfolio holdings policy for the Pooled Separate Accounts                  19
Funds investing in the Trusts                                               19
Portfolios of the Trusts                                                    20
Risks of investing in the Funds                                             23
Risk factors -- AllianceBernstein Bond, AllianceBernstein
     Common Stock, AllianceBernstein Mid Cap Growth and
     AllianceBernstein Balanced Funds                                       23
Change of investment objectives                                             24
Guaranteed interest option                                                  24



--------------------------------------------------------------------------------
2. HOW WE VALUE YOUR ACCOUNT VALUE                                          26
--------------------------------------------------------------------------------
How we determine the unit value                                             26
How we value the assets of the Funds                                        26



--------------------------------------------------------------------------------
3. TRANSFERS                                                                28
--------------------------------------------------------------------------------
Transfers among investment options                                          28
Special rules applicable to the AllianceBernstein Bond Fund                 28
Disruptive transfer activity                                                28




----------------------
When we use the words "we," "us" and "our," we mean AXA Equitable.

When we address the reader of this prospectus with words such as "you" and "your," we generally mean the employer or plan sponsor of the plans who use RIA as an investment vehicle, unless otherwise explained.

Further, the terms and conditions of the employer's plan govern the aspects of RIA available to plan participants. Accordingly, participants also should carefully consider the features of their employer's plan, which may be different from the features of RIA described in this prospectus.


2  Contents of this prospectus

--------------------------------------------------------------------------------
4. ACCESS TO YOUR ACCOUNT VALUE                                             30
--------------------------------------------------------------------------------
Participant loans                                                           30
Choosing benefit payment options                                            30



--------------------------------------------------------------------------------
5. RIA                                                                      31
--------------------------------------------------------------------------------
Summary of plan choices of RIA                                              31
How to make contributions                                                   31
Selecting investment options                                                31
Allocating program contributions                                            32



--------------------------------------------------------------------------------
6. DISTRIBUTIONS                                                            33
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
7. OPTIONAL PARTICIPANT RECORDKEEPING SERVICES                              35
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
8. CHARGES AND EXPENSES                                                     36
--------------------------------------------------------------------------------
Charges reflected in the unit values                                        36
Indirect expenses borne by the Funds                                        36
Charges which reduce the number of units                                    36
Participant recordkeeping services charge                                   37
Other billing arrangements                                                  37
Individual annuity charges                                                  37
General information on fees and charges                                     37



--------------------------------------------------------------------------------
9. TAX INFORMATION                                                          38
--------------------------------------------------------------------------------
Buying a contract to fund a retirement arrangement                          38
Impact of taxes to AXA Equitable                                            38
Certain rules applicable to plans designed to comply
     with Section 404(c) of ERISA                                           38




--------------------------------------------------------------------------------
10. MORE INFORMATION                                                        40
--------------------------------------------------------------------------------
About changes or terminations                                               40
IRS disqualification                                                        40
About the separate accounts                                                 40
About the Trusts                                                            40
About the general account                                                   40
When we pay proceeds                                                        41
When transaction requests are effective                                     41
Voting rights                                                               41
About legal proceedings                                                     41
Financial Statements                                                        41
About the trustee                                                           42
Reports we provide and available information                                42
Acceptance and responsibilities                                             42
About registered units                                                      42
Assignment and creditors' claims                                            42
Distribution of the contracts                                               42
Commissions and service fees we pay                                         43

--------------------------------------------------------------------------------
APPENDIX: CONDENSED FINANCIAL INFORMATION                                  I-1
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
     TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                  Contents of this prospectus  3

Index of key words and phrases


--------------------------------------------------------------------------------

Below is an index of key words and phrases used in this prospectus. The index will refer you to the page where particular terms are defined or explained. This index should help you locate more information on the terms used in this prospectus.


                                                Page
   AXA Equitable                                   5
   business day                                   26
   benefit payment options                        30
   Code                                            7
   contracts                                      31
   contributions                                  31
   CWC                                            36
   current rate                                   24
   disruptive transfer activity                   28
   DOL                                            31
   ERISA                                           7
   exclusive funding employer plan                31
   Fair valuation                                 27
   financial professional                         42
   Funds                                       cover
   guaranteed interest option                  cover
   IRS                                            36
   investment options                          cover
   market timing                                  28
   Master Retirement Trust                        31
   minimum rate                                   24
   optional participant recordkeeping service     35
   PRS                                             7
   partial funding employer plan                  31
   participant-directed plans                     28
   portfolios                                  cover
   QDRO                                           42
   RIA                                         cover
   SAI                                         cover
   separate accounts                              40
   Trusts                                      cover
   trustee-directed plans                         28
   unit                                           26
   unit value                                     26




4  Index of key words and phrases

Who is AXA Equitable?


--------------------------------------------------------------------------------

We are AXA Equitable Life Insurance Company ("AXA Equitable") (until 2004, The Equitable Life Assurance Society of the United States), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc. and AXA Equitable Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $543.2 billion in assets as of December 31, 2008. For more than 100 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.



                                                        Who is AXA Equitable?  5

HOW TO REACH US

Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location listed below.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transfers" later in this prospectus).

You can reach us to obtain:

o Participation agreements, or enrollment or other forms used in RIA

o Unit values and other values under your plan

o Any other information or materials that we provide in connection with RIA


--------------------------------------------------------------------------------
 BY PHONE:
--------------------------------------------------------------------------------
1-800-967-4560
(Service consultants are available weekdays 9 a.m. to 5 p.m. Eastern time.)


--------------------------------------------------------------------------------
 FOR CORRESPONDENCE AND CONTRIBUTION CHECKS SENT BY
 REGULAR MAIL:
--------------------------------------------------------------------------------
AXA Equitable
P.O. Box 8095
Boston, MA 02266-8095


--------------------------------------------------------------------------------
 FOR CONTRIBUTION CHECKS ONLY SENT BY REGISTERED, CERTI-
 FIED, OR OVERNIGHT DELIVERY:
--------------------------------------------------------------------------------
AXA Equitable
30 Dan Road
Canton, MA 02021

                      ----------------------------------

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Our processing office is 30 Dan Road, Canton, MA.

No person is authorized by AXA Equitable to give any information or make any representations other than those contained in this prospectus and the SAI, or in other printed or written material issued by AXA Equitable. You should not rely on any other information or representation.


6  Who is AXA Equitable?

RIA at a glance -- key features


--------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
Employer               RIA is an investment program designed for employer plans that qualify for tax-favored treatment under Section
plan                   401(a) of the Internal Revenue Code of 1986, as amended ("Code"). Eligible employer plans include defined
arrangements           benefit plans, defined contribution plans or profit-sharing plans, including 401(k) plans. These employer
that                   plans generally also must meet the requirements of the Employee Retirement Income Security Act of 1974, as
use the                amended ("ERISA").
RIA contract
                       Employer plan arrangements chose RIA:

                       o As the exclusive funding vehicle for an employer plan. If you chose this option, the annual amount of plan contributions must be at least $10,000.

                       o As a partial investment funding vehicle for an employer plan. Under this option, the aggregate amount of contributions in the initial participation year were at least $50,000, and the annual aggregate amount of contributions thereafter must be at least $25,000. The guaranteed interest option is not available. Also, a partial funding agreement was completed.
------------------------------------------------------------------------------------------------------------------------------------
RIA features           o 31 investment options. The maximum number of active investment options that may be selected at any time is
                         25.

                       o Benefit distribution payments.

                       o Optional Participant Recordkeeping Services ("PRS"), which includes participant-level recordkeeping and making benefit payments.

                       o Available for trustee-directed or participant-directed plans.

                         -----------------------------------------------------------------------------------------------------------
                         A participant-directed employer plan is an employer plan that permits investment direction by plan participants for contribution allocations or transfers among investment options. A trustee-directed employer plan is an employer plan that permits those same types of investment decisions only by the employer, a trustee or any named fiduciary or an authorized delegate of the plan.
                         -----------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Contributions          o Can be allocated to any one investment option or divided among them.

                       o May be made by check or wire transfer.

                       o Are credited on the day of receipt if accompanied by properly completed forms.
------------------------------------------------------------------------------------------------------------------------------------
Transfers among        o Generally, amounts may be transferred among the investment options.
investment options
                       o There is no charge for transfers and no tax liability.

                       o Transfers to the AllianceBernstein Bond Fund and from the guaranteed interest option may be subject to limitations.
------------------------------------------------------------------------------------------------------------------------------------
Professional           The Funds are managed by professional investment advisers.
investment management
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed             The guaranteed interest option pays interest at guaranteed rates and provides guarantees of principal.
options
------------------------------------------------------------------------------------------------------------------------------------
Tax considerations     o On earnings    No tax until you make withdrawals under the plan.

                       o On transfers   No tax on internal transfers among the investment options.
                       -------------------------------------------------------------------------------------------------------------
                       Because you are enrolling in an annuity contract that funds a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information" later in this prospectus.)
------------------------------------------------------------------------------------------------------------------------------------


                                               RIA at a glance -- key features 7

------------------------------------------------------------------------------------------------------------------------------------
Charges and expenses   o Ongoing operations fee assessed against assets invested in investment options including any outstanding loan balance.

                       o Investment management and financial accounting fees and other expenses charged on a Fund-by-Fund basis, as applicable.

                       o No sales charges deducted from contributions, but contingent withdrawal charges may apply for non-benefit distributions.

                       o Charges of the Trusts' portfolios for management fees and other expenses, and 12b-1 fees.

                       o Administrative fee if you purchase an annuity payout option.

                       o Participant recordkeeping (optional) charge per participant annual fee of $25.

                       o Loan fee of 1% of loan principal amount at the time the plan loan is made.

                       o Administrative charge for certain Funds of Separate Account No. 66.

                       o We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. This charge is generally deducted from the amount applied to an annuity payout option.
------------------------------------------------------------------------------------------------------------------------------------
Benefit                o Lump sum.
payment
options                o Installments on a time certain or dollar certain basis.

                       o Variety of fixed annuity benefit payout options as available under an employer's plan.
------------------------------------------------------------------------------------------------------------------------------------
Additional             o Participant loans (if elected by your employer; some restrictions apply).
features
                       o Quarterly reports showing:

                         - transactions in the investment options during the quarter for the employer plan;
                         - the number of units in the Funds credited to the employer plan; and
                         - the unit values and/or the balances in all of the investment options as of the end of the quarter.

                       o Automatic confirmation notice to employer/trustee following the processing of an investment option transfer.

                       o Annual and semiannual report of the Funds.
------------------------------------------------------------------------------------------------------------------------------------



THE ABOVE IS NOT A COMPLETE DESCRIPTION OF ALL MATERIAL PROVISIONS OF THE CONTRACT. IN SOME CASES RESTRICTIONS OR EXCEPTIONS APPLY. ALSO, ALL FEATURES OF THE CONTRACT ARE NOT NECESSARILY AVAILABLE IN YOUR STATE OR AT CERTAIN AGES.

For more detailed information, we urge you to read the contents of this prospectus, as well as your contract. This prospectus is not your contract. Your contract and any endorsements, riders and data pages are the entire contract between you and AXA Equitable and governs with respect to all features, benefits, rights and obligations. The contract should be read carefully before investing. Please feel free to call us if you have any questions.



OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, fees and/or charges that are different from those in the contracts offered by this prospectus. Not every contract is offered through the same distributor. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about any of the AXA Equitable annuity contracts.


8 RIA at a glance -- key features

Fee table


--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when enrolling in, owning, and surrendering the RIA contract. The tables reflect charges that affect plan balances participating in the Funds through the group annuity contract, as well as charges you will bear directly under your contract. The table also shows charges and expenses of the portfolios of each Trust that you will bear indirectly. Each of the charges and expenses is more fully described in "Charges and expenses" later in this prospectus.

The first table describes fees and expenses that you will pay at the time that you surrender the contract, make certain withdrawals, purchase an annuity payout option or take a loan from the contract. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. We deduct no sales charge at the time you make a contribution, and there are no transfer or exchange fees when you transfer assets among the investment options under the contract.

------------------------------------------------------------------------------------------------------------------------------------
 Charges we deduct from your account value at the time you request certain transactions:
------------------------------------------------------------------------------------------------------------------------------------
Maximum contingent withdrawal charge (as a percentage of Fund assets)(1)                   6%

Administrative fee if you purchase an annuity payout option                                $175

Loan fee (as a percentage of amount withdrawn as loan principal at the time the            1%
loan is made)

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying Trust portfolio fees and expenses.


------------------------------------------------------------------------------------------------------------------------------------
 Charges we deduct from the Funds expressed as an annual percentage of daily net assets:
------------------------------------------------------------------------------------------------------------------------------------
Maximum annual ongoing operations fee (as an annual percentage of daily net                1.25%
Fund assets)(2)

Administrative charge (applies only to certain Funds(3) in Separate Account No. 66)(4)     0.05%

Investment management and accounting fees (applies only to the Pooled Separate
Accounts)(4):

AllianceBernstein Bond Fund, AllianceBernstein Balanced Fund and
AllianceBernstein Mid Cap Growth Fund                                                      0.50%

AllianceBernstein Common Stock Fund                                                        0.30%


------------------------------------------------------------------------------------------------------------------------------------
 Charges we deduct at the end of each month
------------------------------------------------------------------------------------------------------------------------------------
Annual Optional Participant Recordkeeping Services Fee(5)                                  $25 per plan participant
------------------------------------------------------------------------------------------------------------------------------------



A proportionate share of all fees and expenses paid by a portfolio that corresponds to any variable investment option of the Trusts to which plan balances are allocated also applies. The table below shows the lowest and highest total operating expenses as of December 31, 2008 charged by any of the portfolios. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concern- ing each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.




------------------------------------------------------------------------------------------------------------------------------------
 Portfolio operating expenses expressed as an annual percentage of average daily net assets
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2008 (expenses that are deducted     Lowest     Highest
from portfolio assets including management fees, 12b-1 fees, service fees, and/or  ----       ----
other expenses)                                                                    0.39%      1.43%




                                                                     Fee table 9

This table shows the fees and expenses for 2008 as an annual percentage of each Portfolio's daily average net assets.




--------------------------------------------------------
                                            Separate
                                            Account
                                             Annual
                                            Expense
                                          Administra-
                                              tive
 Portfolio Name                          Charge (3)(4)
--------------------------------------------------------
 AXA Premier VIP Trust:
--------------------------------------------------------
Multimanager Multi-Sector Bond              0.05%
Multimanager Small Cap Value                  --
Multimanager Technology                       --
--------------------------------------------------------
 EQ Advisors Trust:
--------------------------------------------------------
EQ/AllianceBernstein International          0.05%
EQ/AllianceBernstein Small Cap Growth       0.05%
EQ/BlackRock Basic Value Equity               --
EQ/BlackRock International Value              --
EQ/Calvert Socially Responsible               --
EQ/Capital Guardian Growth                    --
EQ/Capital Guardian Research                  --
EQ/Equity 500 Index                         0.05%
EQ/Evergreen Omega                            --
EQ/Focus PLUS                                 --
EQ/Global Multi-Sector Equity                 --
EQ/Intermediate Government Bond Index       0.05%
EQ/International Core PLUS                    --
EQ/JPMorgan Value Opportunities               --
EQ/Large Cap Core PLUS                        --
EQ/Large Cap Growth Index                     --
EQ/Large Cap Growth PLUS                      --
EQ/Large Cap Value PLUS                       --
EQ/Mid Cap Index                              --
EQ/Mid Cap Value PLUS                         --
EQ/Money Market                             0.05%
EQ/Quality Bond PLUS                        0.05%
EQ/T. Rowe Price Growth Stock                 --
--------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                        Trust Related Expenses
                                                                                             Total
                                                                               Acquired      Annual
                                                                              Fund Fees     Expenses    Fee Waiv-    Net Annual
                                                                                 and        (Before    ers and/or     Expenses
                                                                               Expenses     Expense     Expense       (After
                                        Manage-        12b-1      Other      (Underlying    Limita-    Reimburse-     Expense
 Portfolio Name                      ment Fees(6)     Fees(7)   Expenses(8)   Portfolios)    tions)     ments(9)    Limitations)
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Trust:
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Multi-Sector Bond          0.53%            --        0.18%         --          0.71%          --         0.71%
Multimanager Small Cap Value            0.85%          0.25%       0.19%         --          1.29%          --         1.29%
Multimanager Technology                 0.95%          0.25%       0.22%       0.01%         1.43%          --         1.43%
------------------------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust:
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International      0.73%            --        0.17%         --          0.90%        0.00%        0.90%
EQ/AllianceBernstein Small Cap Growth   0.75%            --        0.14%         --          0.89%          --         0.89%
EQ/BlackRock Basic Value Equity         0.56%          0.25%       0.12%         --          0.93%          --         0.93%
EQ/BlackRock International Value        0.83%          0.25%       0.20%         --          1.28%        0.00%        1.28%
EQ/Calvert Socially Responsible         0.65%          0.25%       0.24%         --          1.14%        0.00%        1.14%
EQ/Capital Guardian Growth              0.65%          0.25%       0.15%         --          1.05%       (0.10)%       0.95%
EQ/Capital Guardian Research            0.65%          0.25%       0.12%         --          1.02%       (0.05)%       0.97%
EQ/Equity 500 Index                     0.25%            --        0.14%         --          0.39%          --         0.39%
EQ/Evergreen Omega                      0.65%          0.25%       0.25%         --          1.15%        0.00%        1.15%
EQ/Focus PLUS                           0.50%          0.25%       0.22%         --          0.97%        0.00%        0.97%
EQ/Global Multi-Sector Equity           0.73%          0.25%       0.36%         --          1.34%          --         1.34%
EQ/Intermediate Government Bond Index   0.35%            --        0.14%         --          0.49%          --         0.49%
EQ/International Core PLUS              0.60%          0.25%       0.27%       0.06%         1.18%       (0.02)%       1.16%
EQ/JPMorgan Value Opportunities         0.60%          0.25%       0.16%         --          1.01%       (0.01)%       1.00%
EQ/Large Cap Core PLUS                  0.50%          0.25%       0.27%       0.03%         1.05%       (0.05)%       1.00%
EQ/Large Cap Growth Index               0.35%          0.25%       0.13%         --          0.73%          --         0.73%
EQ/Large Cap Growth PLUS                0.51%          0.25%       0.23%         --          0.99%        0.00%        0.99%
EQ/Large Cap Value PLUS                 0.49%            --        0.13%         --          0.62%        0.00%        0.62%
EQ/Mid Cap Index                        0.35%          0.25%       0.12%         --          0.72%          --         0.72%
EQ/Mid Cap Value PLUS                   0.55%          0.25%       0.22%       0.03%         1.05%        0.00%        1.05%
EQ/Money Market                         0.30%            --        0.17%         --          0.47%          --         0.47%
EQ/Quality Bond PLUS                    0.40%            --        0.19%         --          0.59%          --         0.59%
EQ/T. Rowe Price Growth Stock           0.80%          0.25%       0.16%         --          1.21%       (0.01)%       1.20%
------------------------------------------------------------------------------------------------------------------------------------


Notes:

(1) The contingent withdrawal charge is waived in certain circumstances. The charge reduces to 2% of the amount withdrawn in the ninth participation year and cannot be imposed after the ninth anniversary of a plan's participation in RIA.

(2) The annual ongoing operations fee is deducted monthly and applied on a decremental scale, declining to 0.50% on the account value over $1,000,000, except for plans that adopted RIA before February 9, 1986.


(3) The Funds that have an Administrative charge are: Multimanager Multi-Sector Bond, EQ/Intermediate Government Bond Index, EQ/AllianceBernstein International, EQ/Quality Bond PLUS, EQ/AllianceBernstein Small Cap Growth, EQ/Equity 500 Index and EQ/Money Market.


(4) The Fund annual expenses and the Trusts' annual expenses (if applicable) are reflected in the unit value.

(5) We deduct this fee on a monthly basis at the rate of $2.08 per participant.

(6) The management fee for each portfolio cannot be increased without a vote of each portfolio's shareholders. See footnote (9) for any expense limitation agreement information.


(7) Portfolio shares are subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. The maximum annual distribution and/or service (12b-1) fee for Class B and IB shares is 0.50% of the average daily net assets attributable to those shares. Under arrangements approved by each Trust's Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to Class B and Class IB shares of the portfolios. These arrangements will be in effect at least until April 30, 2010. A "--" indicates that there is no Rule 12b-1 Plan in place for the portfolio shown.


(8) The amount shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (9) for any expense limitation agreement information.


(9) The amounts shown reflect any contractual fee waivers and/or expense reimbursements that apply to each portfolio that are in place through at least April 2010. A"--" indicates that there is no expense limitation in effect, and "0.00%" indicates that the expense limitation arrangements did not result in a fee waiver or reimbursement. AXA Equitable, the manager of the AXA Premier VIP Trust and the EQ Advisors Trust, has entered into expense limitation agreements with respect to certain portfolios, which are effective through April 30, 2010 (unless the Board of Trustees, including a majority of the independent Trustees, of AXA Premier VIP Trust or EQ Advisors Trust, as applicable, consents to an earlier revision or termination of this arrangement). Under these Agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain portfolios, if necessary, in an amount that limits such Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than the amounts specified in the agreements. Each portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or



10 Fee table
    limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreement provided that the portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. See the prospectus for each applicable underlying trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain portfolios of AXA Premier VIP Trust and EQ Advisors Trust is used to reduce the applicable portfolio's expenses. If the above table reflected both the expense limitation arrangements, plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expenses would be as shown in the table below:


    -----------------------------------------------
     Portfolio Name
    -----------------------------------------------
     Multimanager Small Cap Value            1.23%
    -----------------------------------------------
     Multimanager Technology                 1.42%
    -----------------------------------------------
     EQ/AllianceBernstein Small Cap Growth   0.87%
    -----------------------------------------------
     EQ/Capital Guardian Growth              0.94%
    -----------------------------------------------
     EQ/Capital Guardian Research            0.96%
    -----------------------------------------------
     EQ/Evergreen Omega                      1.13%
    -----------------------------------------------
     EQ/Global Multi-Sector Equity           1.33%
    -----------------------------------------------
     EQ/International Core PLUS              1.14%
    -----------------------------------------------
     EQ/Mid Cap Value PLUS                   1.04%
    -----------------------------------------------


EXAMPLES

These examples are intended to help you compare the cost of investing in the RIA contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses.


The examples below show the expenses (which expenses, including the Optional Participants Recordkeeping Services fee, are directly reflected in the participant's retirement account value) that a hypothetical contract owner would pay in the situations illustrated. For purposes of the two sets of examples below, the ongoing operations fee is computed by reference to the actual aggregate annual ongoing operations fee as a percentage of total assets by employer plans in the RIA annuity contract other than corporate plans, resulting in an estimated ongoing operations fee of $168.35 per $10,000. The examples reflect the $25 annual charge for the Optional Participant Recordkeeping Services.


We assume there is no waiver of the withdrawal charge and that no loan has been taken. The charges used in the examples are the maximum expenses rather than the lower current expenses. The guaranteed interest option is not covered by the fee table and examples. However, the ongoing operations fee, the withdrawal charge, the loan fee, the Optional Participant Recordkeeping Services fee, and the administrative fee if you purchase an annuity payout option do apply to amounts in the guaranteed interest option. These examples should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.


                                                                    Fee table 11

Separate Account No. 66 examples:

These examples assume that you invest $10,000 in the Funds in Separate Account No. 66 under the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the highest and lowest fees and expenses of any of the available portfolios (before expense limitations) of each Trust. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


12 Fee table

SEPARATE ACCOUNT NO. 66



------------------------------------------------------------------------------------------------------------------------------------
                                         If you surrender your contract at the end       If you annuitize at the end of the
                                                 of the applicable time period                  applicable time period
------------------------------------------------------------------------------------------------------------------------------------
                                          1 year    3 years    5 years    10 years    1 year    3 years    5 years    10 years
------------------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Multi-Sector Bond             $893     $1,391     $1,905      $3,072      $455     $1,033     $1,634      $3,247
Multimanager Small Cap Value               $945     $1,545     $2,161      $3,592      $510     $1,195     $1,902      $3,767
Multimanager Technology                    $958     $1,586     $2,228      $3,724      $524     $1,238     $1,972      $3,899
------------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International         $912     $1,447     $1,997      $3,261      $475     $1,091     $1,730      $3,436
EQ/AllianceBernstein Small Cap Growth      $911     $1,444     $1,992      $3,252      $474     $1,088     $1,725      $3,427
EQ/BlackRock Basic Value Equity            $910     $1,441     $1,988      $3,242      $473     $1,085     $1,720      $3,417
EQ/BlackRock International Value           $944     $1,543     $2,156      $3,582      $509     $1,192     $1,897      $3,757
EQ/Calvert Socially Responsible            $930     $1,502     $2,089      $3,447      $494     $1,149     $1,827      $3,622
EQ/Capital Guardian Growth                 $922     $1,476     $2,046      $3,360      $485     $1,122     $1,781      $3,535
EQ/Capital Guardian Research               $919     $1,467     $2,031      $3,330      $482     $1,113     $1,766      $3,505
EQ/Equity 500 Index                        $862     $1,298     $1,747      $2,744      $422     $  934     $1,469      $2,919
EQ/Evergreen Omega                         $931     $1,505     $2,094      $3,457      $495     $1,152     $1,832      $3,632
EQ/Focus PLUS                              $914     $1,453     $2,007      $3,281      $477     $1,097     $1,741      $3,456
EQ/Global Multi-Sector Equity              $950     $1,560     $2,185      $3,639      $515     $1,211     $1,927      $3,814
EQ/Intermediate Government Bond Index      $872     $1,327     $1,797      $2,848      $433     $  965     $1,520      $3,023
EQ/International Core PLUS                 $934     $1,514     $2,108      $3,486      $499     $1,162     $1,847      $3,661
EQ/JPMorgan Value Opportunities            $918     $1,464     $2,026      $3,321      $481     $1,110     $1,761      $3,496
EQ/Large Cap Core PLUS                     $922     $1,476     $2,046      $3,360      $485     $1,122     $1,781      $3,535
EQ/Large Cap Growth Index                  $890     $1,383     $1,890      $3,042      $452     $1,023     $1,618      $3,217
EQ/Large Cap Growth PLUS                   $916     $1,458     $2,017      $3,301      $479     $1,103     $1,751      $3,476
EQ/Large Cap Value PLUS                    $880     $1,350     $1,836      $2,930      $441     $  989     $1,562      $3,105
EQ/Mid Cap Index                           $890     $1,380     $1,885      $3,031      $451     $1,020     $1,613      $3,206
EQ/Mid Cap Value PLUS                      $922     $1,476     $2,046      $3,360      $485     $1,122     $1,781      $3,535
EQ/Money Market                            $870     $1,321     $1,787      $2,827      $430     $  958     $1,510      $3,002
EQ/Quality Bond PLUS                       $882     $1,356     $1,846      $2,950      $443     $  996     $1,572      $3,125
EQ/T. Rowe Price Growth Stock              $937     $1,522     $2,123      $3,515      $502     $1,171     $1,862      $3,690
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                         If you do not surrender your contract at
                                           the end of the applicable time period
-----------------------------------------------------------------------------------
                                          1 year    3 years    5 years    10 years
-----------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
-----------------------------------------------------------------------------------
Multimanager Multi-Sector Bond             $280     $  858     $1,459     $3,072
Multimanager Small Cap Value               $335     $1,020     $1,727     $3,592
Multimanager Technology                    $349     $1,063     $1,797     $3,724
-----------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------
EQ/AllianceBernstein International         $300     $  916     $1,555     $3,261
EQ/AllianceBernstein Small Cap Growth      $299     $  913     $1,550     $3,252
EQ/BlackRock Basic Value Equity            $298     $  910     $1,545     $3,242
EQ/BlackRock International Value           $334     $1,017     $1,722     $3,582
EQ/Calvert Socially Responsible            $319     $  974     $1,652     $3,447
EQ/Capital Guardian Growth                 $310     $  947     $1,606     $3,360
EQ/Capital Guardian Research               $307     $  938     $1,591     $3,330
EQ/Equity 500 Index                        $247     $  759     $1,294     $2,744
EQ/Evergreen Omega                         $320     $  977     $1,657     $3,457
EQ/Focus PLUS                              $302     $  922     $1,566     $3,281
EQ/Global Multi-Sector Equity              $340     $1,036     $1,752     $3,639
EQ/Intermediate Government Bond Index      $258     $  790     $1,345     $2,848
EQ/International Core PLUS                 $324     $  987     $1,672     $3,486
EQ/JPMorgan Value Opportunities            $306     $  935     $1,586     $3,321
EQ/Large Cap Core PLUS                     $310     $  947     $1,606     $3,360
EQ/Large Cap Growth Index                  $277     $  848     $1,443     $3,042
EQ/Large Cap Growth PLUS                   $304     $  928     $1,576     $3,301
EQ/Large Cap Value PLUS                    $266     $  814     $1,387     $2,930
EQ/Mid Cap Index                           $276     $  845     $1,438     $3,031
EQ/Mid Cap Value PLUS                      $310     $  947     $1,606     $3,360
EQ/Money Market                            $255     $  783     $1,335     $2,827
EQ/Quality Bond PLUS                       $268     $  821     $1,397     $2,950
EQ/T. Rowe Price Growth Stock              $327     $  996     $1,687     $3,515
-----------------------------------------------------------------------------------




                                                                    Fee table 13

Pooled separate account examples:

These examples assume that you invest $10,000 in the Funds in the Pooled separate accounts under the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year. The example also assumes maximum contract charges and total annual expenses of the portfolios (before expense limitations) set forth in the previous charts. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



---------------------------------------------------------------------------------------------------------------------
                                       If you surrender your contract
                                      at the end of the applicable time      If you annuitize at the end of the
                                                   period                          applicable time period
---------------------------------------------------------------------------------------------------------------------
                                     1 year    3 years   5 years  10 years   1 year    3 years    5 years  10 years
---------------------------------------------------------------------------------------------------------------------
AllianceBernstein Bond                $108      $194       $280     $481      $223      $319       $415      $656
AllianceBernstein Balanced            $108      $194       $280     $481      $223      $319       $415      $656
AllianceBernstein Common Stock        $106      $188       $271     $462      $221      $313       $405      $637
AllianceBernstein Mid Cap Growth      $108      $194       $280     $481      $223      $319       $415      $656
---------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                   If you do not surrender your contract
                                     at the end of the applicable time
                                                   period
--------------------------------------------------------------------------------
                                     1 year    3 years    5 years   10 years
--------------------------------------------------------------------------------
AllianceBernstein Bond                $48       $144       $240       $481
AllianceBernstein Balanced            $48       $144       $240       $481
AllianceBernstein Common Stock        $46       $138       $230       $462
AllianceBernstein Mid Cap Growth      $48       $144       $240       $481
--------------------------------------------------------------------------------


CONDENSED FINANCIAL INFORMATION


Please see the Appendix at the end of this prospectus for unit values and the number of units outstanding of each Fund available as of December 31, 2008.



FINANCIAL STATEMENTS OF THE FUNDS


Each Fund is, or is part of, one of our separate accounts as described in "About the separate accounts" under "More information" later in this prospectus. The financial statements of the Funds are contained in the SAI. The financial statements for the portfolios of each Trust are included in the SAI for each Trust.



14 Fee table

1. RIA features and benefits



--------------------------------------------------------------------------------

INVESTMENT OPTIONS


We offer various investment options under RIA, including the Funds and the guaranteed interest option. Each Fund has a different investment objective. The Funds try to meet their investment objectives by investing either in a portfolio of securities or by holding mutual fund shares. The maximum number of active investment options that can be available under any RIA annuity contract at any time is 25. We cannot assure you that any of the Funds will meet their investment objectives.


You can lose your principal when investing in the Funds. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market Fund.


THE ALLIANCEBERNSTEIN BOND FUND


OBJECTIVE


The AllianceBernstein Bond Fund (Separate Account No. 13) is available only to employer plans that signed an agreement to invest monies through the RIA annuity contract in the AllianceBernstein Bond Fund before June 1, 1994. The AllianceBernstein Bond Fund seeks to achieve maximum total return, consistent with investment quality, with less volatility than a long-term bond account, by investing primarily in publicly traded fixed-income securities, such as bonds, debentures and notes. The Fund maintains its own portfolio of securities. The AllianceBernstein Bond Fund is designed for participants who seek a greater rate of return than that normally provided by money market investments and less volatility than that experienced by long-term bond investments. While this Fund may have less volatility than that experienced by long-term bond investments, it may have more risk than that normally provided by money market investments.



INVESTMENT STRATEGIES

This AllianceBernstein Bond Fund seeks to consistently add value relative to the broad bond market and intermediate fixed income managers through a research driven, disciplined search for relative value opportunities across the full range of fixed income market sectors. It is actively managed, seeking to add value through a combination of sector and security-specific selections.


The Fixed Income process capitalizes on our firm's independent fundamental and quantitative research in an effort to add value. The process begins with proprietary expected return forecasts of our quantitative research team, which narrow the investment universe and identify those sectors, securities, countries and currencies that appear most/ least attractive. These quantitative forecasts enable us to prioritize the further in-depth analysis of our fundamental credit and economic research teams. These fundamental research teams are focused on forecasting credit and economic fundamentals which confirm or refute our quantitative model findings.


Once the quantitative and fundamental forecasts have been made, our most senior research and portfolio management professionals meet in "research review" sessions where the forecasts are vetted with the goal of reconciling any differences between quantitative and fundamental projections and determining conviction level in each forecast, and identifying major themes to be implemented in the portfolios. The US Core team then translates the final research recommendations--the output of the research review sessions--into an appropriate portfolio risk target (tracking error). The US Core Team budgets this risk across the primary decisions (sector allocation, security selection and yield curve structure) with the use of proprietary portfolio construction tools.


The AllianceBernstein Bond Fund invests primarily in investment grade fixed-income securities including, but not limited to, the following: obligations issued or guaranteed by the U.S. Government (such as U.S. Treasury securities), its agencies (such as the Government National Mortgage Association), or instrumentalities (such as the Federal National Mortgage Association); U.S. dollar-denominated sovereign and corporate debt of developed and developing nations; mortgage related securities (including agency and non-agency fixed, ARM and hybrid pass-throughs, agency and non-agency CMO's, commercial mortgage-backed securities and dollar rolls); collateralized mortgage obligations; bank obligations; notes; asset-backed securities; zero coupon bonds; preferred stocks and trust preferred securities; and inflation protected securities. At the time in which the fund enters into a transaction involving the future delivery of securities, the Adviser will maintain cash equivalents or other liquid securities in the portfolio having an amount equal to or greater than the market value of the position/commitment in question. In addition, the Advisor will monitor the account on a periodic basis to ensure that adequate coverage is maintained. The Fund will not invest more than 5% of its assets in obligations of a single issuer, except government securities. The Fund may also purchase 144A restricted securities. The Fund may also buy debt securities with equity features, such as conversion or exchange rights or warrants for the acquisition of stock or participations based on revenues, sales or profits. All such securities will be investment grade at the time of acquisition. Investment grade securities are those rated within the four highest credit categories (AAA, AA, A or BBB) by Standard & Poor's Corp. ("S&P") or (Aaa, Aa, A or Baa) by Moody's Investors Service, Inc. ("Moody's"), BBB or higher by Fitch or, if unrated, are of comparable investment quality as determined by our credit analysis.

The overall fund duration is maintained approximately within 10% of the Barclays Capital Intermediate Government/Credit Index. Duration is a principle used in selecting portfolio securities that indicates a particular fixed-income security's price volatility. Duration is measured by taking into account (1) all of the expected payments relating to that security and (2) the time in the future when each payment will be made, and then weighting all such times by the present value of the corresponding payments. The duration of a fixed-income security with interest payments occurring prior to its maturity is always shorter than its term to maturity (except in the case of a zero coupon security). In



                                                   RIA features and benefits  15
addition, given identical maturities, the lower the stated rate of interest of a fixed-income security, the longer its duration, and, conversely, the higher the stated rate of interest of a fixed-income security, the shorter its duration. We believe that the AllianceBernstein Bond Fund's policy of maintaining the duration close to the duration of the Barclays Capital Intermediate Government/Credit Index reduces the interest rate risk of the fund relative to a longer duration limit.


Additionally, the AllianceBernstein Bond Fund also may invest in investment grade money market securities, including, but not limited to, obligations of the U.S. Government, its agencies and instrumentalities; negotiable certificates of deposit; banker's acceptances or bank time deposits; repurchase agreements; master demand notes; and other money market instruments. For temporary or defensive purposes, the AllianceBernstein Bond Fund also may invest in money market securities without limitation. Cash equivalent investments are defined as any security that has a maturity less than one year including repurchase agreements in accordance with AXA Equitable guidelines. The Fund may invest in cash equivalents in a commingled investment fund managed by the Adviser.

Finally, the AllianceBernstein Bond Fund may purchase fixed-income securities and money market securities having adjustable rates of interest with periodic demand features. The AllianceBernstein Bond Fund also may purchase fixed-income securities and certain money market securities on a when-issued or delayed delivery basis.

Swap transactions are prohibited.

RISKS OF INVESTMENT STRATEGIES

See "Risks of investing in the Funds" later in this prospectus, for information on the risks associated with an investment in the Funds generally, and in the AllianceBernstein Bond Fund specifically.

THE ALLIANCEBERNSTEIN BALANCED FUND

OBJECTIVES

The Balanced Fund ("the Portfolio") seeks to achieve both appreciation of capital and current income through investment in a diversified Portfolio of publicly traded common stocks, equity-type securities, debt securities and short-term money-market instruments. The Balanced Fund will include allocations to three sub-portfolios: Global Structured Equity, US Core Fixed Income and Cash.

INVESTMENT STRATEGIES

The Global Structured Equity sub-portfolio's objective is to deliver consistent excess returns driven by intensive company research combined with a disciplined portfolio construction process focused on risk control. The sub-portfolio targets long-term growth of capital and to outperform the Morgan Stanley Capital International (MSCI) World Index over any three year period.

The Global Structured Equity sub-portfolio invests primarily in equity and equity type securities (such as convertible bonds, convertible preferred and warrants) by using a disciplined investment approach to identify attractive investment candidates based on internally generated research. The Advisor's global industry research analysts are responsible for a primary research universe of companies that are primarily stocks in the MSCI World Index or stocks with similar characteristics that meet the Advisor's investment criteria. The analysts conduct in-depth research on these companies to uncover the most attractive investment opportunities. The sub-portfolio is constructed to maximize exposure to stocks selected by the Advisor's analysts and Portfolio Managers. Individual security weights are a function of the analyst view, ownership within other portfolios, volatility, correlation and index weight. It may also hold securities to control risk and to limit the traditional sources of risk such as style/theme exposures. The result is a combination of stocks in the sub-portfolio with fundamental characteristics, as well as country and sector weightings that approximate those of the benchmark. The sub-portfolio primarily invests its assets in countries included in the MSCI World Index, however the portfolio may not invest in Emerging Market securities that fall into the MSCI Emerging Markets country definition. The sub-portfolio may also utilize currency hedging through the use of currency forwards. For the currency hedging process, the Advisor uses forward contracts that require the purchase or delivery of a foreign currency at some future date. The price paid for the contract is the current price of the foreign currency in U.S. dollars plus or minus an adjustment based on the interest rate differential between the U.S. dollar and the foreign currency. This process utilizes the Advisor's currency multi-factor expected return model based upon: interest rate differentials, current account imbalances, convergence to purchasing-power parity and market momentum. The strategy is implemented using optimization tools that explicitly recognize the link between return potential and risk. The use of currency forwards may only be used for currency hedging purposes. The use of cross hedging may only be utilized with prior approval of AXA Equitable.

The US Core Fixed Income's sub-portfolio seeks to consistently add value relative to the broad bond market and core fixed income managers through a research driven, disciplined search for relative value opportunities across the full range of fixed income market sectors. It is actively managed, seeking to add value through a combination of sector and security-specific selections.


The Fixed Income process capitalizes on our firm's independent fundamental and quantitative research in an effort to add value. The process begins with proprietary expected return forecasts of our quantitative research team, which narrow the investment universe and identify those sectors, securities, countries and currencies that appear most/ least attractive. These quantitative forecasts enable us to prioritize the further in-depth analysis of our fundamental credit and economic research teams. These fundamental research teams are focused on forecasting credit and economic fundamentals which confirm or refute our quantitative model findings.


Once the quantitative and fundamental forecasts have been made, our most senior research and portfolio management professionals meet in "research review" sessions where the forecasts are vetted with the goal of reconciling any differences between quantitative and fundamental projections and determining conviction level in each forecast, and identifying major themes to be implemented in the portfolios. The US Core team then translates the final research recommendations--the output of the research review sessions--into an appropriate portfolio risk target (tracking error). The US Core Team budgets this


16  RIA features and benefits
risk across the primary decisions (sector allocation, security selection and yield curve structure) with the use of proprietary portfolio construction tools.


The US Core Fixed Income sub-portfolio may invest in a wide variety of publicly traded debt instruments. The sub-portfolio's non-money market securities will consist primarily of publicly-traded securities issued or guaranteed by the United States Government (such as U.S. Treasury securities) or its agencies (such as the Government National Mortgage Association), or instrumentalities (such as the Federal National Mortgage Association), US dollar-denominated sovereign and corporate debt of developed and developing nations, including, but not limited to, bank obligations, notes, asset-backed securities, mortgage-related securities (includes agency and non-agency fixed, Adjustable Rate Mortgage and hybrid pass-throughs, agency and non-agency Collateralized Mortgage Obligations, and dollar rolls), zero coupon bonds, preferred stock, trust preferred securities and inflation protected securities. At the time in which the account enters into a transaction involving the future delivery of securities, the Advisor will maintain cash equivalents or other liquid securities in the portfolio having an amount equal to or greater than the market value of the position/ commitment in question. In addition, the Advisor will monitor the account on a periodic basis to ensure that adequate coverage is maintained. It may also purchase 144A securities. The sub-portfolio may also buy debt securities with equity features, such as conversion or exchange rights or warrants for the acquisition of stock or participations based on revenues, sales or profits. All such securities will be investment grade, at the time of acquisition, i.e., rated BBB or higher by Standard & Poor's Corporation (S&P), Baa or higher by Moody's Investor Services, Inc. (Moody's), BBB or higher by Fitch or if unrated, will be of comparable investment quality. It may invest directly in investment grade money market instruments. Cash equivalent investments are defined as any security that has a maturity less than one year, including repurchase agreements, in accordance with AXA Equitable guidelines.


Swap transactions are prohibited.


The overall sub-portfolio duration is maintained approximately within 10% of the Barclays Capital Aggregate Bond Index.


The Cash sub-portfolio may invest directly in investment-grade money market instruments.

The portfolio may invest in cash equivalents in a commingled investment fund managed by the Adviser.

ASSET ALLOCATION POLICIES

The Portfolio includes an asset allocation with a 60% weighting for equity securities and a 40% weighting for debt securities (see chart below). This asset allocation, which has been adapted to AXA Equitable specifications, is summarized below. The Advisor will allow the relative weightings of the Portfolio's debt and equity components to vary in response to markets, but ordinarily only by +/- 3% of the portfolio. Beyond those ranges, the Advisor may generally rebalance the Portfolio toward the targeted asset allocation, in line with AXA Equitable specifications. However, under extraordinary circumstances, when the Advisor believes that conditions favoring one investment style are compelling, the ranges may expand to 10% of the Portfolio, with AXA Equitable's prior consent. Furthermore, the Advisor reserves the right to modify the rebalancing targets which are based on the Advisor's current quantitative research, should prevailing market conditions and other factors necessitate.

--------------------------------------------------------------------------------
Allocation                                          AXA Equitable's
Portfolio Type          Sub-Portfolio               Specified Target
--------------------------------------------------------------------------------
Global Equity           Global Structured Equity          60%
--------------------------------------------------------------------------------
Total fixed and money
market instruments:                                       40%

  o Fixed               o 35%-US Core Fixed Income

  o Money market        o 5%-Cash
    instruments
--------------------------------------------------------------------------------

RISKS OF INVESTMENT STRATEGIES

See "Risks of investing in the Funds" later in this prospectus, for information on the risks associated with an investment in the Funds generally, and in the AllianceBernstein Balanced Fund specifically.


THE ALLIANCEBERNSTEIN COMMON STOCK FUND



OBJECTIVE

The investment objective of the AllianceBernstein Common Stock Fund is to achieve long-term growth of capital. The Fund seeks to achieve its objective by investing its assets in securities represented in the Russell 1000 Growth Index ("Index"); it is intended that the Fund seeks to approximate the performance of the Index on an annualized basis.


INVESTMENT STRATEGIES

The Manager will use a replication construction technique to initiate and maintain the portfolio. The Fund seeks to approximate the Russell 1000 Growth Index by owning all securities in the portfolio in the approximate weight each represents in the Index. The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. (Source: Russell Investment Group).

The majority of trading in the Fund will take place in June after the annual reconstitution of the Russell indexes by Russell Investments. The list of constituents is ranked based on total market capitalization as of May 31st of each year, with the actual reconstitution effective in June. Changes to the membership lists are pre-announced and subject to change if any corporate activity occurs or if any new information is received prior to release.

Typically, passively managed portfolios are rebalanced when cash is accumulated due to dividend and interest receipts, monies received from corporate reorganizations (i.e. tenders, mergers and buybacks) and external cash flows.

AllianceBernstein will utilize index futures and Exchange Traded Funds to equitize short-term cash balances or effect basis trades to minimize transaction costs. These instruments are used if they provide a more cost-effective alternative than transacting in the cash market.

The Fund is valued daily.


                                                   RIA features and benefits  17

RISKS OF INVESTMENT STRATEGIES

See "Risks of investing in the Funds" later in this prospectus, for information on the risks associated with an investment in the Funds generally, and in the AllianceBernstein Common Stock Fund specifically.


THE ALLIANCEBERNSTEIN MID CAP GROWTH FUND

OBJECTIVE

The AllianceBernstein Mid Cap Growth Fund (Separate Account No. 3) seeks to achieve long-term capital growth through a diversified portfolio of equity securities. The account will attempt to achieve this objective by investing primarily in the common stock of medium-sized companies which have the potential to grow faster than the general economy and to grow into much larger companies.

INVESTMENT STRATEGIES


The AllianceBernstein Mid Cap Growth Fund is actively managed to obtain excess return versus the Russell Mid Cap Growth Index. The Fund invested at least 80% of its total assets in the common stock of companies with medium capitalizations at the time of the Fund's investment, similar to the market capitalizations of companies in the Russell Mid Cap Growth Index. Companies whose capitalizations no longer meet this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. If deemed appropriate, in order to meet the investment objectives, the Fund may invest in companies in cyclical industries as well as in securities that the adviser believes are temporarily undervalued. The Fund may also invest in foreign companies without substantial business in the United States.

The Fund may also invest in other types of securities including convertible preferred stocks, convertible debt securities and short-term securities such as corporate notes, and temporarily invest in money market instruments. Additionally, the Fund may invest up to 10% of its total assets in restricted securities.

The Fund attempts to generate excess return by taking active risk in security selection by looking for companies with unique growth potential. The Fund may also be concentrated in industries where research resources indicate there is high growth potential.


RISKS OF INVESTMENT STRATEGIES


See "Risks of investing in the Funds" later in this prospectus, for information on the risks associated with an investment in the Funds generally, and in the AllianceBernstein Mid Cap Growth Fund specifically. Note, however, that due to the AllianceBernstein Mid Cap Growth Fund's investment policies, this Fund provides greater growth potential and greater risk than the AllianceBernstein Bond, AllianceBernstein Common Stock and AllianceBernstein Balanced Funds. As a result, you should consider limiting the amount allocated to this Fund, particularly as you near retirement.


INVESTMENT MANAGER OF THE ALLIANCEBERNSTEIN BOND, ALLIANCEBERNSTEIN BALANCED, ALLIANCEBERNSTEIN COMMON STOCK AND ALLIANCEBERNSTEIN MID CAP GROWTH FUNDS

We manage the AllianceBernstein Bond, AllianceBernstein Balanced, AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds. We currently use the personnel and facilities of AllianceBernstein L.P. ("AllianceBernstein") for portfolio management, securities selection and transaction services. We are the majority-owners of AllianceBernstein, a limited partnership. We and AllianceBernstein are each registered investment advisers under the Investment Advisers Act of 1940, as amended.

AllianceBernstein acts as investment adviser to various separate accounts and general accounts of AXA Equitable and other affiliated insurance companies. AllianceBernstein also provides investment management and advisory services to mutual funds, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. The following portfolio managers are primarily responsible for the day-to-day management of the Funds:



--------------------------------------------------------------------------------
                                                  Business experience
 Fund                        Portfolio Manager    for past 5 years
--------------------------------------------------------------------------------
AllianceBernstein Bond       Alison Martier       Portfolio Manager at
Fund                                              AllianceBernstein since
                                                  1993
                             Shawn Keegan         Portfolio Manager at
                                                  AllianceBernstein since
                                                  2001
                             Joran Laird          Portfolio Manager at
                                                  AllianceBernstein since
                                                  2000
                             Greg Wilensky        Portfolio Manager at
                                                  AllianceBernstein since
                                                  1996.
--------------------------------------------------------------------------------
AllianceBernstein Balanced   Alison Martier       Portfolio Manager at
Fund                                              AllianceBernstein since
                                                  1993
                             Shawn Keegan         Portfolio Manager at
                                                  AllianceBernstein since
                                                  2001
                             Greg Wilensky        Portfolio Manager at
                                                  AllianceBernstein since
                                                  1996
                             Joshua Lisser        Portfolio Manager at
                                                  AllianceBernstein since
                                                  1992
                             Seth Masters         Portfolio Manager at
                                                  AllianceBernstein since
                                                  1995
                             Joran Laird          Portfolio Manager at
                                                  AllianceBernstein since
                                                  2000
--------------------------------------------------------------------------------
AllianceBernstein Common     Judith A. De Vivo    Portfolio Manager at
Stock Fund                                        AllianceBernstein since
                                                  1984
--------------------------------------------------------------------------------
AllianceBernstein Mid Cap    John H. Fogarty      Portfolio Manager at
Growth Fund                                       AllianceBernstein since
                                                  1997
--------------------------------------------------------------------------------



18  RIA features and benefits

The SAI provides additional information about the portfolio managers including compensation, other accounts managed and ownership of securities of the Funds.


As of December 31, 2008 AllianceBernstein had total assets under management of approximately $462 billion. AllianceBernstein's main office is located at 1345 Avenue of the Americas, New York, New York 10105.


The Investment Committee of our Board of Directors must authorize or approve the securities held in the AllianceBernstein Bond, AllianceBernstein Balanced, AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds. Subject to the Investment Committee's broad supervisory authority, our investment officers and managers have complete discretion over the assets of these Funds and have been given discretion as to sales and, within specified limits, purchases of stocks, other equity securities and certain debt securities. When an investment opportunity arises that is consistent with the objectives of more than one account, we allocate investment opportunities among accounts in an impartial manner based on certain factors such as investment objective and current investment and cash positions.


PORTFOLIO HOLDINGS POLICY FOR THE POOLED SEPARATE ACCOUNTS

A description of the policies and procedures with respect to disclosure of the portfolio securities of The AllianceBernstein Bond Fund, The AllianceBernstein Balanced Fund, The AllianceBernstein Common Stock Fund and the AllianceBernstein Mid Cap Growth Fund is available in the SAI. Generally, portfolio information is available 15 days after the month and free of charge by calling 1(866) 642-3127.


FUNDS INVESTING IN THE TRUSTS

The Funds of Separate Account No. 66 invest in corresponding portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The investment results you will experience in any one of those Funds will depend on the investment performance of the corresponding portfolios. The table below shows the names of the corresponding portfolios, their investment objectives, and their advisers.


                                                   RIA features and benefits  19

PORTFOLIOS OF THE TRUSTS

AXA Equitable serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. AXA Equitable has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, AXA Equitable oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below shows the names of the corresponding Portfolios, their investment objectives and their sub-adviser(s).



------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Trust*        Share
 Portfolio Name                Class    Objective                                        Sub-Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR        A      High total return through a combination of       o Pacific Investment Management Company LLC
 BOND(1)                                current income and capital appreciation.
                                                                                         o Post Advisory Group, LLC

                                                                                         o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP           B      Long-term growth of capital.                     o Franklin Advisory Services, LLC
 VALUE
                                                                                         o Pacific Global Investment Management
                                                                                           Company

                                                                                         o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY          B      Long-term growth of capital.                     o Firsthand Capital Management, Inc.

                                                                                         o RCM Capital Management LLC

                                                                                         o SSgA Funds Management, Inc.

                                                                                         o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust*            Share
 Portfolio Name                Class    Objective                                        Sub-Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN            IA      Seeks to achieve long-term growth of capital.    o AllianceBernstein L.P.
 INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL      IA      Seeks to achieve long-term growth of capital.    o AllianceBernstein L.P.
 CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE        IB      Seeks to achieve capital appreciation and sec-   o BlackRock Investment Management, LLC
 EQUITY                                 ondarily, income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL      IB      Seeks to provide current income and long-        o BlackRock Investment Management
 VALUE                                  term growth of income, accompanied by              International Limited
                                        growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY             IB      Seeks to achieve long-term capital apprecia-     o Calvert Asset Management Company, Inc.
 RESPONSIBLE                            tion.
                                                                                         o Bridgeway Capital Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH      IB      Seeks to achieve long-term growth of capital.    o Capital Guardian Trust Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN             IB      Seeks to achieve long-term growth of capital.    o Capital Guardian Trust Company
 RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX             IA      Seeks to achieve a total return before           o AllianceBernstein L.P.
                                        expenses that approximates the total return
                                        performance of the S&P 500 Index, including
                                        reinvestment of dividends, at a risk level con-
                                        sistent with that of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA              IB      Seeks to achieve long-term capital growth.       o Evergreen Investment Management
                                                                                           Company, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/FOCUS PLUS(2)                IB      Seeks to achieve long-term growth of capital.    o AXA Equitable

                                                                                         o Marsico Capital Management, LLC

                                                                                         o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------


20 RIA features and benefits

------------------------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust*          Share
 Portfolio Name              Class    Objective                                         Sub-Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR        IB      Seeks to achieve long-term capital apprecia-      o BlackRock Investment Management, LLC
 EQUITY3                              tion.
                                                                                        o Morgan Stanley Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT    IA      Seeks to achieve a total return before            o SSgA Funds Management, Inc.
 BOND INDEX                           expenses that approximates the total return
                                      performance of the Barclays Capital Intermedi-
                                      ate Government Bond Index, including
                                      reinvestment of dividends, at a risk level con-
                                      sistent with that of the Barclays Capital
                                      Intermediate Government Bond Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS    IB      Seeks to achieve long-term growth of capital.     o AXA Equitable

                                                                                        o Hirayama Investments, LLC

                                                                                        o SSgA Funds Management, Inc.

                                                                                        o Wentworth Hauser and Violich, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE             IB      Seeks to achieve long-term capital apprecia-      o JPMorgan Investment Management Inc.
 OPPORTUNITIES                        tion.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS        IB      Seeks long-term growth of capital with a sec-     o AXA Equitable
                                      ondary objective to seek reasonable current
                                      income. For the purposes of this Portfolio, the   o Institutional Capital LLC
                                      words "reasonable current income" mean
                                      moderate income.                                  o SSgA Funds Management, Inc.

------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX     IB      Seeks to achieve a total return before            o AllianceBernstein L.P.
                                      expenses that approximates the total return
                                      performance of the Russell 1000 Growth
                                      Index, including reinvestment of dividends at a
                                      risk level consistent with that of the Russell
                                      1000 Growth Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS      IB      Seeks to provide long-term capital growth.        o AXA Equitable

                                                                                        o Marsico Capital Management LLC

                                                                                        o SSgA Funds Management, Inc.
----------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS       IA      Seeks capital appreciation.                       o AXA Equitable

                                                                                        o AllianceBernstein L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX              IB      Seeks to achieve a total return before            o SSgA Funds Management, Inc.
                                      expenses that approximates the total return
                                      performance of the S&P Mid Cap 400 Index,
                                      including reinvestment of dividends, at a risk
                                      level consistent with that of the S&P Mid Cap
                                      400 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS         IB      Seeks to achieve long-term capital apprecia-      o AXA Equitable
                                      tion.
                                                                                        o SSgA Funds Management, Inc.

                                                                                        o Wellington Management Company LLP
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET               IA      Seeks to obtain a high level of current income,   o The Dreyfus Corporation
                                      preserve its assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------------


                                                    RIA features and benefits 21

------------------------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust*            Share
 Portfolio Name                Class    Objective                                         Sub-Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS            IA      Seeks to achieve high current income consis-      o AXA Equitable
                                        tent with moderate risk to capital.
                                                                                          o AllianceBernstein L.P.

                                                                                          o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH         IB      Seeks to achieve long-term capital apprecia-      o T. Rowe Price Associates, Inc.
 STOCK                                  tion.
------------------------------------------------------------------------------------------------------------------------------------



* The chart below reflects the portfolio's former name in effect until on or about May 1, 2009, subject to regulatory approval. The number in the "Footnote No." column corresponds with the number contained in the chart above.

       -------------------------------------------------------
        Footnote No.    Portfolio's Former Name
       -------------------------------------------------------
                        AXA Premier VIP Trust
       -------------------------------------------------------
             1          Multimanager High Yield
       -------------------------------------------------------
                        EQ Advisors Trust
       -------------------------------------------------------
             2          EQ/Marsico Focus
       -------------------------------------------------------
             3          EQ/Van Kampen Emerging Markets Equity
       -------------------------------------------------------

You should consider the investment objectives, risks, and charges and expenses of the Portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the Portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Trust prospectuses that do not accompany this prospectus, you may call one of our customer service representatives at 1-800-967-4560.



22 RIA features and benefits

RISKS OF INVESTING IN THE FUNDS

All of the Funds invest in securities of one type or another. You should be aware that any investment in securities carries with it a risk of loss, and you could lose money investing in the Funds. The different investment objectives and policies of each Fund may affect the return of each Fund and the risks associated with an investment in that Fund.

Additionally, market and financial risks are inherent in any securities investment. By market risks, we mean factors which do not necessarily relate to a particular issuer, but affect the way markets, and securities within those markets, perform. Market risks can be described in terms of volatility, that is, the range and frequency of market value changes. Market risks include such things as changes in interest rates, general economic conditions and investor perceptions regarding the value of debt and equity securities. By financial risks we mean factors associated with a particular issuer which may affect the price of its securities, such as its competitive posture, its earnings and its ability to meet its debt obligations.

The risk factors associated with an investment in the AllianceBernstein Bond, AllianceBernstein Common Stock, AllianceBernstein Mid Cap Growth and AllianceBernstein Balanced Funds are described below. See the SAI for additional information regarding certain investment techniques used by these Funds. See the prospectuses for each Trust for risk factors and investment techniques associated with the portfolios in which the other Funds invest.


RISK FACTORS -- ALLIANCEBERNSTEIN BOND, ALLIANCEBERNSTEIN COMMON STOCK, ALLIANCEBERNSTEIN MID CAP GROWTH AND ALLIANCEBERNSTEIN BALANCED FUNDS

COMMON STOCK. Investing in common stocks and related securities involves the risk that the value of the stocks or related securities purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the Fund's investments -- and, therefore, the value of the Fund's units -- to fluctuate.


SECURITIES OF MEDIUM AND SMALLER-SIZED COMPANIES.
The AllianceBernstein Mid Cap Growth Fund invests primarily in the securities of medium-sized companies. The AllianceBernstein Balanced Fund may also make these investments, as well as investments in smaller-sized companies. The securities of small and medium-sized, less mature, lesser known companies involve greater risks than those normally associated with larger, more mature, well-known companies. Therefore, consistent earnings may not be as likely in small companies as in large companies.

The Funds also run a risk of increased and more rapid fluctuations in the value of their investments in securities of small or medium-sized companies. This is due to the greater business risks of small-size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small (less than $1 billion) and medium (between $1 and $15 billion) capitalization stocks and stocks of recently organized companies have fluctuated more than the larger capitalization stocks and the overall stock market. One reason is that small and medium-sized companies have a lower degree of liquidity in the markets for their stocks, and greater sensitivity to changing economic conditions.

NON-EQUITY SECURITIES. Investing in non-equity securities, such as bonds and debentures, involves the risk that the value of these securities held by the AllianceBernstein Bond and the AllianceBernstein Balanced Funds -- and, therefore, the value of each of the Fund's units -- will fluctuate with changes in interest rates (interest rate risk) and the perceived ability of the issuer to make interest or principal payments on time (credit risk). A decline in prevailing interest rates generally will increase the value of the securities held by the AllianceBernstein Bond Fund and the AllianceBernstein Balanced Fund, while an increase in prevailing interest rates usually reduces the value of the AllianceBernstein Bond Fund's and the AllianceBernstein Balanced Fund's holdings. As a result, interest rate fluctuations will affect the value of AllianceBernstein Bond Fund and the AllianceBernstein Balanced Fund units, but will not affect the income received from the Fund's current portfolio holdings. Moreover, convertible securities, which may be in the AllianceBernstein Bond, AllianceBernstein Balanced and AllianceBernstein Mid Cap Growth Funds, such as convertible preferred stocks or convertible debt instruments, contain both debt and equity features, and may lose significant value in periods of extreme market volatility.

FOREIGN INVESTING. Investing in securities of foreign companies that may not do substantial business in the United States involves additional risks, including risk of loss from changes in the political or economic climate of the countries in which these companies do business. Foreign currency fluctuations, exchange controls or financial instability could cause the value of the AllianceBernstein, Mid Cap Growth and Balanced Funds' foreign investments to fluctuate. Additionally, foreign accounting, auditing and disclosure standards may differ from domestic standards, and there may be less regulation in foreign countries of stock exchanges, brokers, banks, and listed companies than in the United States. As a result, the Fund's foreign investments may be less liquid and their prices may be subject to greater fluctuations than comparable investments in securities of U.S. issuers.


RESTRICTED SECURITIES. Investing in restricted securities involves additional risks because these securities generally (1) are less liquid than non-restricted securities and (2) lack readily available market quotations. Accordingly, the AllianceBernstein Bond, AllianceBernstein Balanced and the AllianceBernstein Mid Cap Growth Funds may be unable to quickly sell their restricted security holdings at fair market value.


The following discussion describes investment risks unique to either the AllianceBernstein Common Stock Fund, AllianceBernstein Mid Cap Growth Fund or the AllianceBernstein Balanced Fund.


RISKS OF INVESTMENT STRATEGIES. Due to the AllianceBernstein Mid Cap Growth Fund's aggressive investment policies, this Fund provides greater growth potential and may have greater risk than other equity offerings. As a result, you should consider limiting the amount allocated to this Fund, particularly as you near retirement.


                                                   RIA features and benefits  23

RISKS ASSOCIATED WITH THE ALLIANCEBERNSTEIN COMMON STOCK FUND

While the objective of the Fund is to approximate the return of the Russell 1000 Growth Index, the actual performance of the Fund may deviate from the Index as a result of transaction costs, equitization of cash, security price deviations, investment management fees, operating expense charges such as custody and audit fees, any potential future exchange trading limits, and internal stock restrictions, all of which affects the Fund but not the Index. This deviation is commonly referred to as "tracking error." The Fund attempts to minimize these deviations through a management process which strives to minimize transactions costs, keep the account fully invested and maintain a portfolio with characteristics that are systematically the same as those of the Russell 1000 Growth Index.


RISKS ASSOCIATED WITH THE ALLIANCEBERNSTEIN BOND AND
ALLIANCEBERNSTEIN BALANCED FUNDS

Bonds rated below A by S&P, Moody's or Fitch are more susceptible to adverse economic conditions or changing circumstances than those rated A or higher, but we regard these lower-rated bonds as having an adequate capacity to pay principal and interest.



CHANGE OF INVESTMENT OBJECTIVES

We can change the investment objectives of the AllianceBernstein Bond, AllianceBernstein Common Stock, AllianceBernstein Mid Cap Growth and AllianceBernstein Balanced Funds if the New York State Insurance Department approves the change.

The investment objectives of the portfolios of the Trusts may be changed by the Board of Trustees of each Trust without the approval of shareholders. See "Voting rights" under "More information" later in this prospectus.


GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under "More information" later in this prospectus.

The amount allocated to the guaranteed interest option earns interest at the current guaranteed interest rate which is an annual effective rate. After we credit the interest, we deduct certain charges and fees.

We credit interest through and allocate interest on the date of any transfer or withdrawal transaction. We credit interest each day of the month to the account value in the guaranteed interest account at the beginning of the day at a daily rate equivalent to the guaranteed interest rate that applies to those amounts.


CURRENT AND MINIMUM INTEREST RATES

Except as described below, the "current rate" is the rate of interest that we actually credit to amounts in the guaranteed interest option for any given calendar year. We declare current rates for each class of employer plan that is using the RIA annuity contract as its funding vehicle before the beginning of each calendar year. In addition to the current rate, we declare "minimum rates" for the next two calendar years. Except as stated below, the minimum interest rates will never be lower than 4%. If the employer plan's contract permits investment in the AllianceBernstein Bond Fund, we may at times have the right to declare a lower current rate of interest ("revised rate") which will remain in effect for the remainder of the calendar year only for new amounts contributed or transferred by the employer plan to the guaranteed interest option. See "Special rules applicable to the AllianceBernstein Bond Fund" later in this prospectus, for the circumstances under which a revised rate might be declared. Such revised rate will reflect market interest rates for money market instruments and other short-term investments existing at the time any such amount is contributed or transferred to the guaranteed interest option without regard to any previously declared minimum rate.


The current interest rate for 2009 and the minimum interest rates for 2010 and 2011 guaranteed for each class are stated in the proposal documents submitted to sponsors of prospective RIA employer plans. The establishment of new classes will not decrease the rates that apply to employer plans already assigned to a previous class. The effective current rate for 2010 and the minimum rates effective for calendar year 2011 and 2012 will be declared in December 2009.



CLASSES OF EMPLOYER PLANS

We assigned an employer plan to a "class" of employer plans upon its participation in the Master Retirement Trust in order to help us determine the current and minimum guaranteed rates of interest that apply for the employer plan participating in the guaranteed interest option under the RIA annuity contract. The initial class of employer plans to which an employer plan was assigned depended on the date the plan was adopted.


REVISED INTEREST RATES

All of the following conditions must exist for us to declare a revised rate:

o on the date of the allocation, the aggregate amount held in the AllianceBernstein Bond Fund with respect to all employer plans comprising AXA Equitable's Small Pension book of business is at least 10% of the aggregate amount then held under all the contracts which fund those plans;


o on the date of the allocation, the "current" guaranteed interest rate with respect to the employer plan's guaranteed interest option that would otherwise apply, exceeds the benchmark treasury rate by at least 0.75%; and

o prior allocations to the guaranteed interest option for the employer plan during that calendar year equal or exceed 110% of the average annual allocations to the guaranteed interest option for the employer plan during the three immediately preceding calendar years.

If we declare a revised rate for plans permitted to invest in the AllianceBernstein Bond Fund the employer or plan trustee may, by written notice, withdraw all or part of the amount that would be credited with such lower revised rate, without deduction of the contingent withdrawal charge. The investment, for the remainder of the calendar year, of such withdrawn or returned amounts in a funding vehicle other than RIA shall not be considered a violation of an employer plan's


24  RIA features and benefits
exclusive funding obligation provided such amount is contributed to RIA at the beginning of the following calendar year.


                                                   RIA features and benefits  25

2. How we value your account value



--------------------------------------------------------------------------------

FOR THE FUNDS. When you invest in a Fund, your contribution or transfer purchases "units" of that Fund. The unit value on any day reflects the value of the Fund's investments for the day and the charges and expenses we deduct from the Fund. We calculate the number of units you purchase by dividing the amount you invest by the unit value of the Fund as of the close of business on the day we receive your contribution or transfer instruction.

--------------------------------------------------------------------------------
Generally, our "business day" is any day on which the New York Stock Exchange is open for trading. A business day does not include any day we choose not to open due to emergency conditions. We may also close early due to emergency conditions.
--------------------------------------------------------------------------------

On any given day, your account value in any Fund equals the number of the Fund's units credited to your account, adjusted for any Fund's units cancelled from your account, multiplied by that day's value for one Fund unit. In order to take deductions from any Fund, we cancel units having a value equal to the amount we need to deduct. Otherwise, the number of your Fund units of any Fund does not change unless you make additional contributions, make a withdrawal, make a transfer, or request some other transaction that involves moving assets into or out of that Fund.

FOR THE GUARANTEED INTEREST OPTION. The value of any investment in the guaranteed interest option is, at any time, the total contributions allocated to the guaranteed interest option, plus the interest earned, less (i) withdrawals to make employer plan benefit payments, (ii) withdrawals to make other employer plan withdrawals (including loans) and (iii) charges and fees provided for under the contracts.


HOW WE DETERMINE THE UNIT VALUE

When contributions are invested in the Funds, the number of units outstanding attributable to each Fund is correspondingly increased; and when amounts are withdrawn from one of these Funds, the number of units outstanding attributable to that Fund is correspondingly decreased.

For the AllianceBernstein Bond, AllianceBernstein Balanced, AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds, the unit values reflect investment performance and investment management and financial accounting fees. We determine the respective unit values for these Funds by multiplying the unit value for the preceding business day by the net investment factor for that subsequent day. We determine the net investment factor as follows:

o First, we take the value of the Fund's assets at the close of busi ness on the preceding business day.

o Next, we add the investment income and capital gains, realized and unrealized, that are credited to the assets of the Fund during the business day for which the net investment factor is being determined.

o Then, we subtract the capital losses, realized and unrealized, and investment management and financial accounting fees charged to the Fund during that business day.

o Finally, we divide this amount by the value of the Fund's assets at the close of the preceding business day.

Prior to June 1, 1994, for the AllianceBernstein Bond, AllianceBernstein Balanced, AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds, the investment management and financial accounting fees were deducted monthly from employer plan balances in these Funds.

For a Fund of Separate Account No. 66, the unit value for any business day together with any preceding non-business days ("valuation period") is equal to the unit value for the preceding valuation period multiplied by the net investment factor for that Investment Fund for that valuation period. The net investment factor for a valuation period is:

         a
       (---) - c
         b
where:

(a) is the value of the Fund's shares of the corresponding portfolio at the end of the valuation period before giving effect to any amounts allocated to or withdrawn from the Investment Fund for the valuation period. For this purpose, we use the share value reported to us by the applicable Trust. This share value is after deduction for investment advisory fees and other expenses of each Trust.

(b) is the value of the Fund's shares of the corresponding portfolio at the end of the preceding valuation period (after any amounts are allocated or withdrawn for that valuation period).

(c) is the daily factor for the separate account administrative charge multiplied by the number of calendar days in the valuation period.


HOW WE VALUE THE ASSETS OF THE FUNDS

Assets of the AllianceBernstein Bond, AllianceBernstein Balanced,
AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds are valued as follows:

o Common stocks listed on national securities exchanges are valued at the last sale price. If on a particular day there is no sale, the stocks are valued at the latest available bid price reported on a composite tape. Other unlisted securities reported on the NASDAQ Stock Exchange are valued at inside (highest) quoted bid prices.

o Foreign securities not traded directly, or in ADR form, in the United States, are valued at the last sale price in the local currency on an exchange in the country of origin. Foreign currency is converted into dollars at current exchange rates.


26  How we value your account value

o United States Treasury securities and other obligations issued or guaranteed by the United States Government, its agencies or instrumentalities are valued at representative quoted prices.

o Long-term publicly traded corporate bonds (i.e., maturing in more than one year) are valued at prices obtained from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where it is deemed appropriate to do so, an over-the-counter or exchange quotation may be used.

o Convertible preferred stocks listed on national securities exchanges are valued at their last sale price or, if there is no sale, at the latest available bid price.

o Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more major dealers in such securities; where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stock.

o Short-term debt securities that mature in more than 60 days are valued at representative quoted prices. Short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value.

o Option contracts listed on organized exchanges are valued at last sale prices or closing asked prices, in the case of calls, and at quoted bid prices, in the case of puts. The market value of a put or call will usually reflect, among other factors, the market price of the underlying security. When a Fund writes a call option, an amount equal to the premium received by the Fund is included in the Fund's financial statements as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the last offering price. When an option expires on its stipulated expiration date or a Fund enters into a closing purchase or sales transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. When an option is exercised, the Fund realizes a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium originally received, or reduced by the price paid for the option.


FAIR VALUATION

For the Pooled Separate Accounts, securities and other assets for which market quotations are not readily available (or for which market quotations may not be reliable) are valued at their fair value under the direction of our investment officers in accordance with accepted accounting practices and applicable laws and regulations. Market quotations may not be readily available or reliable if, for example, trading has been halted in the particular security; the security does not trade for an extended period of time; or a trading limit has been imposed.

For the Funds offered under Separate Account No. 66, securities and other assets for which market quotations are not readily available (or for which market quotations may not be reliable) are valued at their fair value under policies and procedures established by the Trusts. For more information, please see the prospectuses for the applicable Trust.

The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method deemed to reflect fair value. Such a policy is intended to assure that the net asset value of a separate account or fund fairly reflects security values as of the time of pricing.


                                             How we value your account value  27

3. Transfers



--------------------------------------------------------------------------------

TRANSFERS AMONG INVESTMENT OPTIONS

You may transfer accumulated amounts among the investment options at any time and in any amount, subject to the transfer limitations described below. In addition to our rules, transfers among the investment options may be subject to employer plan provisions which may limit or disallow such movements. We do not impose a charge for transfers among the investment options.

The following section describes transfer limitations that apply, under certain situations, to amounts transferred out of the guaranteed interest option during the calendar quarter in which the request is made and the three preceding calendar quarters ("transfer period").


PARTICIPANT-DIRECTED PLANS. Under these plans, the contract owner has instructed us to accept the plan trustee's allocations that are in accordance with the plan participants' directions. If the employer elects to fund the employer plan with the guaranteed interest option and the EQ/Money Market, AllianceBernstein Bond, EQ/Intermediate Government Bond Index, EQ/Quality Bond PLUS or Multimanager Multi-Sector Bond Funds, during any transfer period, the following limitations apply:


For plans electing the optional participant recordkeeping services ("PRS"), the maximum amount that may be transferred by the trustee on behalf of a participant from the guaranteed interest option is equal to the greater of: (i) 25% of the amount the participant had in the guaranteed interest option as of the last calendar day of the prior calendar year, or (ii) the total of all amounts transferred out of the guaranteed interest option during the prior calendar year on the participant's behalf. Generally, this means that new participants will not be able to direct the trustee to transfer amounts out of the guaranteed interest option during the first calendar year of their participation under the contract.

If assets have been transferred from another funding vehicle by the employer, then the participant, for the remainder of that calendar year, may direct the trustee to transfer to the Funds up to 25% of such transferred amount that the participant initially allocated to the guaranteed interest option.

For plans not electing the PRS, the maximum amount that may be transferred from the guaranteed interest option is equal to the greater of: (i) 25% of the amount the employer plan had in the guaranteed interest option as of the last calendar day of the prior calendar year, or (ii) the total of all amounts the employer plan transferred out of the guaranteed interest option during the prior calendar year. The employer plan is responsible for monitoring this transfer limitation. PRS is discussed in "Optional participant recordkeeping services" later in this prospectus.

If assets have been transferred from another funding vehicle by the employer, then the trustee on behalf of the participant, for the remainder of that calendar year, may transfer to the Funds up to 25% of such transferred amount that was initially allocated to the guaranteed interest option.

From time to time, we may remove certain restrictions that apply to transferring amounts out of the guaranteed interest option. If we do so, we will tell you. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions.

TRUSTEE-DIRECTED PLANS. Transfers of accumulated amounts among the investment options will be permitted as determined by us in our sole discretion only.


If assets have been transferred from another funding vehicle by the employer, then the plan trustee, for the remainder of that calendar year, may transfer to an investment option up to 25% of such transferred amount that was initially allocated to the guaranteed interest option.



SPECIAL RULES APPLICABLE TO THE ALLIANCEBERNSTEIN BOND FUND

The AllianceBernstein Bond Fund is available only to participant-directed employer plans that signed an agreement to participate in that Fund prior to June 1, 1994 ("old employer plans"). If the employer has not made Funds of Separate Account No. 66 available under a participant-directed employer plan, special transfer rules which provide transfer restrictions, described below will apply. If an old employer plan adds any of the Funds held in Separate Account No. 66, the AllianceBernstein Bond Fund will no longer be subject to any transfer restrictions. However, transfers out of the guaranteed interest option will be subject to certain restrictions described above.


TRANSFERS TO THE ALLIANCEBERNSTEIN BOND FUND. Except as described below, a plan participant in an old employer plan may elect to transfer to the AllianceBernstein Bond Fund any amount (in whole percentages) arising from participant-directed contributions. We will process requests to transfer amounts to the AllianceBernstein Bond Fund only if, at the time of the transfer request, the current guaranteed interest rate for the plan's guaranteed interest option is higher than the then-current "benchmark treasury rate." The benchmark treasury rate, as determined in accordance with our procedures, can be obtained via a daily tape recording by calling the RIA service office at 1-800-967-4560.


If we will not process a transfer request, we will notify the employer within four business days. We will not redirect the transfer to another investment option and will not maintain any record of such request for future processing.

TRANSFERS FROM THE ALLIANCEBERNSTEIN BOND FUND. A plan participant in an old employer plan may elect to transfer any amount (in whole percentages) held in the AllianceBernstein Bond Fund to one or more investment options.


DISRUPTIVE TRANSFER ACTIVITY


You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Fund or the underlying portfolio.



28  Transfers

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the Funds or the underlying portfolios in which the Funds invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a Fund or portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a Fund or portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so investment performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a Fund or portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of Fund or portfolio investments may impede efficient Fund or portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the Fund or portfolio manager to effect more frequent purchases and sales of Fund or portfolio securities. Similarly, a Fund or portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Funds or portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than Funds or portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting Fund or portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the Fund or underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together the "trusts"). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same Fund within a five business day period as potentially disruptive transfer activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.


When a contract is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that AXA Equitable has a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potential disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

For the Pooled Separate Accounts, the portfolio managers review aggregate cash flows on a daily basis. If the portfolio managers consider transfer activity with respect to an account to be disruptive, AXA Equitable reviews contract owner's trading activity to identify any potentially disruptive transfer activity. AXA Equitable follows the same policies and procedures identified in the previous paragraph. We may change those policies and procedures, and any new or revised policies or procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.


It is possible that the trusts may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by the trusts, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the trusts to identify and prevent disruptive transfer activity. Our ability to monitor potentially disruptive transfer activity is limited in particular with respect to certain group contracts. Group annuity contracts may be owned by retirement plans that provide transfer instructions on an omnibus (aggregate) basis, which may mask the disruptive transfer activity of individual plan participants, and/or interfere with our ability to restrict communication services. In addition, because we do not monitor for all frequent trading in the trust portfolios at the separate account level, contract owners may engage in frequent trading which may not be detected, for example due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the affiliated trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.


                                                                   Transfers  29

4. Access to your account value



--------------------------------------------------------------------------------

PARTICIPANT LOANS

Contract withdrawals to make participant loans are available under RIA, if the employer plan permits them. Participants must apply for a plan loan through the employer plan. The plan administrator is responsible for administering the loan program. Loans are subject to restrictions under federal tax rules and ERISA. See "Tax information" later in this prospectus.

Below we briefly summarize some of the important terms of the loan provisions under RIA. A more detailed discussion is provided in the SAI under "Loan provisions."

Generally, all loan amounts must be taken from the guaranteed interest option. The participant must pay the interest as required by federal income tax rules. All repayments are made back into the guaranteed interest option. If the participant fails to repay the loan when due, the amount of the unpaid balance may be subject to a contingent withdrawal charge, taxes, and additional penalty taxes. Interest paid on a retirement plan loan is not deductible.

The minimum amount of a loan for a participant is $1,000, and the maximum amount is 90% of the balances attributable to the plan participant in all the investment options. We also charge a loan fee in an amount equal to 1% of the loan principal amount on the date a loan is made. In addition, while the maximum amount of a loan under the Contract is 90% of the balances attributable to the plan participant, the amount of the loan to a participant under the plan is limited by federal tax rules. Those rules will limit the amount of a loan the participant may withdraw under the Contract.


CHOOSING BENEFIT PAYMENT OPTIONS

RIA offers a variety of benefit payment options, subject to the provisions of an employer's plan. Plan participants should consult their employer for details. An employer's plan may allow a choice of one or more of the following forms of distribution:

o purchase of one of our annuities;

o lump sum distribution;

o use of part of the proceeds to purchase one of our annuities with the balance to be paid as a lump sum; or

o permitted cash withdrawals.

Subject to the provisions of your plan, RIA makes available the following forms of fixed annuities:

o life annuity;

o life annuity - period certain;

o life annuity - refund certain;

o period certain annuity; and

o qualified joint and survivor life annuity.

All of the forms outlined above (with the exception of the qualified joint and survivor life annuity) are available as either single or joint life annuities. We also offer other annuity forms not outlined here.

The various fixed annuities we offer under RIA are described in greater detail in the SAI under "Annuity benefits." As a general matter, the minimum amount that can be used to purchase any type of annuity, net of all applicable charges and fees, is $3,500. An annuity administrative fee of $175 will be deducted from the amount used to purchase an annuity.

We require that the amount of any benefit distribution from an employer plan that uses RIA as a partial investment funding vehicle be in proportion to the amount of plan assets held in RIA, unless we and the plan trustees specifically agree in writing to some other method.

Requests for cash distributions must be made to us on an aggregate basis opposed to a participant-by-participant basis, except for employer plans using the PRS discussed in "Optional participant recordkeeping services" later in this prospectus. Cash withdrawals by a plan participant prior to retirement may give rise to contingent withdrawal charges, and tax penalties or other adverse tax consequences. See "Tax information" later in this prospectus.

We make distribution checks payable to the trustees of the plan. The plan trustees are responsible for distribution of Funds to the participant or other payee and for any applicable federal and state income tax withholding and reporting. See "Tax information" later in this prospectus.

RIA does not have separate disability or death benefit provisions. All disability and death benefits are provided in accordance with the employer plan.


30  Access to your account value

5. RIA



--------------------------------------------------------------------------------

This section explains RIA in further detail. It is intended for employers who use RIA, but contains information of interest to plan participants as well. Plan participants should, of course, understand the provisions of their plan that describes their rights in more specific terms.

RIA is an investment program designed for employer plans that qualify for tax-favored treatment under Section 401(a) of the Code. Eligible employer plans include defined benefit plans, defined contribution plans or profit-sharing plans, including 401(k) plans. These employer plans generally must also meet the requirements of ERISA.


RIA consists of two group annuity contracts ("contracts") issued by AXA Equitable, a Master Retirement Trust agreement, a participation or installation agreement, and an optional participant recordkeeping services ("PRS") agreement. RIA had $64.9 million in assets as of December 31, 2008.


Our service consultants are available to answer your questions about RIA. Please contact us by using the telephone number or addresses listed under "How to reach us - Information on joining RIA" earlier in this prospectus.


SUMMARY OF PLAN CHOICES OF RIA

RIA is used:

o as the exclusive funding vehicle for the assets of an employer plan. Under this option, the annual amount of plan contributions must be at least $10,000. We call this type of plan an "exclusive funding employer plan"; or

o as a partial investment funding vehicle for an employer plan. Under this option, the aggregate amount of contributions in the initial participation year must be at least $50,000, and the annual aggregate amount of contributions thereafter must be at least $25,000. We call this type of plan a "partial funding employer plan." We do not offer the guaranteed interest option with a partial funding employer plan. A partial funding agreement with us was required to use this partial funding employer plan.

An exclusive funding employer plan may not change its participation basis to that of a partial funding employer plan, or vice versa, unless the underwriting and other requirements referred to above are satisfied and approved by us. We reserve the right to impose higher annual minimums for certain plans. We will give you advance notice of any such changes.

You have the choice of using RIA with two types of plans. You may use RIA for:

o participant-directed employer plans, which permit participants to allocate contributions and transfer account accumulations among the investment options; or

o trustee-directed employer plans, which permit these types of investment decisions to be made only by the employer, a trustee or any named fiduciary or an authorized delegate of the plan.

At our sole discretion, a trustee-directed plan may change its participation basis to a participant-directed plan.

Making the right choices for your plan depends on your own set of circumstances. We recommend that you review all contracts and trust, participation and related agreements with your legal and tax counsel.


HOW TO MAKE CONTRIBUTIONS

REGULAR CONTRIBUTIONS. Contributions may be made by check or by wire transfer. All contributions under an employer plan should be sent to the address under "For contributions checks only" in "How to reach us" earlier in this prospectus. All contributions made by check must be drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. Third-party checks are not acceptable, except for rollover contributions, tax-free exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

Contributions are normally credited on the business day that we receive them. Contributions are only accepted from the employer or plan trustee.

There is no minimum amount for each contribution where employer plan contributions are made on a basis more frequent than annually. The total amount of contributions under an employer plan is limited by law. See "Tax information" later in this prospectus.

To make a rollover or transfer to an existing RIA Plan, funds must be in cash. Therefore, any assets accumulated under another existing plan will have to be liquidated for cash.


SELECTING INVESTMENT OPTIONS

You can select from the investment options available under the contracts. The maximum number of active options you may select at any time is 25. Plan participant choices will be limited to the investment options selected. If the Plan is intended to comply with the requirements of ERISA Section 404(c), the employer or the plan trustee is responsible for making sure that the investment options chosen constitute a broad range of investment choices as required by the Department of Labor ("DOL") Section 404(c) regulations.

Generally, for participant-directed plans, if you intend for your plan to comply with ERISA Section 404(c), you should, among other things:


o select the EQ/Money Market Fund if you select any of the EQ/Intermediate Government Bond Index, EQ/Quality Bond PLUS, or Multimanager Multi-Sector Bond Funds; or

o select the guaranteed interest option if you do not select any of the EQ/Money Market, EQ/Intermediate Government Bond Index, EQ/Quality Bond PLUS, Multimanager Multi-Sector Bond or EQ/AllianceBernstein Small Cap Growth Funds.



                                                                         RIA  31

If you select any of the EQ/Money Market, AllianceBernstein Bond, EQ/Intermediate Government Bond Index, EQ/Quality Bond PLUS or Multimanager Multi-Sector Bond Funds and the guaranteed interest option, certain restrictions will apply to transfers out of the guaranteed interest option. The AllianceBernstein Bond Fund is available only to employer plans that signed an agreement to participate in that Fund through the RIA annuity contract prior to June 1, 1994, and, as described above, special transfer rules apply for these employer plans. If you add any of the Funds of Separate Account No. 66, the AllianceBernstein Bond Fund will no longer be subject to any transfer restrictions. However, transfers out of the guaranteed interest option will be subject to certain restrictions.



ALLOCATING PROGRAM CONTRIBUTIONS

We allocate contributions to the investment options in accordance with the allocation instructions provided to us by the plan trustee or the individual who the plan trustee has previously authorized in writing. Allocations may be made by dollar amounts or in any whole number percentages that total 100%.

Allocation changes may be made without charge, but may be subject to employer plan provisions that may limit or disallow such movements.


32  RIA

6. Distributions



--------------------------------------------------------------------------------

Keep in mind two sets of rules when considering distributions or withdrawals from RIA. The first are rules and procedures that apply to the investment options, exclusive of the provisions of your plan. We discuss those in this section. The second are rules specific to your plan, which are not described here.

Moreover, distribution and benefit payment options under a tax qualified retirement plan are subject to complicated legal requirements. A general explanation of the federal income tax treatment of distributions and benefit payment options is provided in "Tax information" later in this prospectus and the SAI. The participant should discuss his or her options with a qualified financial adviser. Our service consultants also can be of assistance. Certain plan distributions may be subject to a contingent withdrawal charge, federal income tax, and penalty taxes. See "Charges and expenses" and "Tax information" later in this prospectus.

AMOUNTS IN THE FUNDS. These are generally available for distribution at any time, subject to the provisions of your plan. Distributions from the AllianceBernstein Bond, AllianceBernstein Common Stock, AllianceBernstein Mid Cap Growth and AllianceBernstein Balanced Funds are permitted at any time. Distributions from remaining Funds are permitted at any time except if there is any delay in redemptions from the corresponding portfolio of each Trust, as applicable. See "When we pay proceeds" later in this prospectus.

AMOUNTS IN THE GUARANTEED INTEREST OPTION. These are generally available for distribution at any time, subject to the provisions of your plan. A deferred payout provision, however, applies to trustee-directed employer plans which are terminating their RIA contract. Under that provision, we can defer payment of the employer plan balance held in the guaranteed interest option, less the contingent withdrawal charge, by paying out the balance in six installments over five years. During the deferred payout period, we credit the balances upon which we defer payment with the current interest rate declared for each year. We also continue to deduct the ongoing operations fee monthly from the balance during the deferred payout period.

When we impose the deferred payout provision, any trustee-directed employer plan benefits becoming due during the deferred payout period will not be paid from the employer plan balance in the guaranteed interest option. If, however, sufficient funds are available, the benefits would be paid from the new funding vehicle for the trustee-directed employer plan.

Participant-directed employer plans are not subject to the deferred payout provision.


                                                               Distributions  33

                   ILLUSTRATION OF DEFERRED PAYOUT PROVISION



Transaction Date                                End of Year 1                   End of Year 2
------------------------------------------------------------------------------------------------------------
  guaranteed interest option            Balance 1                        Balance 2
  Plan Assets                           + Interest                       + Interest
- Withdrawal Charge                     - Operations Fee                 - Operations Fee
---------------------                   -----------------                ------------------
Distribution Amount 1                   Distribution Amount 2            Distribution Amount 3
Dist. Amt. 1    = 1st Payment           Dist. Amt. 2    = 2nd Payment    Dist. Amt. 3     = 3rd Payment
----------------                        ----------------                 ----------------
        6                                      5                                4
Dist. Amount 1                          Dist. Amount 2                   Dist. Amount 3
- 1st Payment                           - 2nd Payment                    - 3rd Payment
----------------                        ----------------                 ----------------
       Balance 1   ->                            Balance   ->                     Balance     ->



Transaction Date                               End of Year 3                    End of Year 4             End of Year 5
------------------------------------------------------------------------------------------------------------------------------------
  guaranteed interest option            Balance 3                        Balance 4                       Balance 5
  Plan Assets                           + Interest                       + Interest                      + Interest
- Withdrawal Charge                     - Operations Fee                 - Operations Fee                - Operations Fee
---------------------                   ------------------               ------------------              ----------------
Distribution Amount 1                   Distribution Amount 4            Distribution Amount 5           Final Distribution
Dist. Amt. 1    = 1st Payment           Dist. Amt. 4     = 4th Payment   Dist. Amt. 5     = 5th Payment
----------------                        ----------------                 ----------------
        6                                      3                                2
Dist. Amount 1                          Dist. Amount 4                   Dist. Amount 5
- 1st Payment                           - 4th Payment                    - 5th Payment
----------------                        ----------------                 ----------------
       Balance 1   ->                            Balance    ->                    Balance     ->

34 Distributions

7. Optional participant recordkeeping services



--------------------------------------------------------------------------------

SERVICES PROVIDED. If you elected the participant recordkeeping services program ("PRS"), we:

o establish an individual participant account for each participant covered by your plan based on data you provide;

o receive and deposit contributions on behalf of participants to individual participant accounts;

o maintain records reflecting, for each participant, contributions, transfers, loan transactions, withdrawals and investment experience and interest accrued, as applicable, on an individual participant's proportionate values in the plan;

o provide to you individual participant's reports reflecting the activity in the individual participant's proportionate interest in the plan; and

o process transfers and distributions of the participant's portion of his or her share of the employer plan assets among the investment options as you instruct.

You are responsible for providing AXA Equitable with required information and for complying with our procedures relating to the PRS program. We will not be liable for errors in recordkeeping if the information you provide is not provided on a timely basis or is incorrect. The plan administrator retains full responsibility for the income tax withholding and reporting requirements including required notices to the plan participants, as set forth in the federal income tax rules and applicable Treasury Regulations.

INVESTMENT OPTIONS. You must include the guaranteed interest option in the investment options if you select PRS.

FEES. We charge an annual fee of $25 per active participant paid in twelve equal monthly installments of $2.08. We deduct the fee from the amounts attributable to each individual participant at the end of each month by means of a reduction of units or a cash withdrawal from the guaranteed interest option. We retain the right to change the fee upon 30 days' notice to the employer. See "Charges and expenses" later in this prospectus.

ENROLLMENT. Enrollment of your plan in PRS is no longer available.



                                 Optional participant recordkeeping services  35

8. Charges and expenses



--------------------------------------------------------------------------------

You will incur two general types of charges under RIA:

(1) Charges reflected as reductions in the unit values of the Funds which are recorded as expenses of the Fund. These charges apply to all amounts invested in RIA, including installment payout option payments.

(2) Charges stated as a defined percentage or fixed dollar amount and deducted by reducing the number of units in the appropriate Funds and the dollars in the guaranteed interest option.

We make no deduction from your contributions for sales expenses.


CHARGES REFLECTED IN THE UNIT VALUES


INVESTMENT MANAGEMENT AND ACCOUNTING FEES


The computation of unit values for the AllianceBernstein Bond, AllianceBernstein Common Stock, AllianceBernstein Mid Cap Growth and AllianceBernstein Balanced Funds reflects fees we charge for investment management and accounting. We receive fees for investment management and financial accounting services we provide for these Funds, as well as a portion of our related administrative costs. This fee is charged daily at an effective annual rate of 0.30% of the net assets of the AllianceBernstein Bond, AllianceBernstein Common Stock, AllianceBernstein Mid Cap Growth and AllianceBernstein Balanced Funds.



ADMINISTRATIVE CHARGE FOR CERTAIN OF THE FUNDS OF SEPARATE ACCOUNT NO. 66

We make a daily charge at an annual rate of 0.05% of the assets invested in certain of the Funds of Separate Account No. 66 as indicated under the "Fee Table" earlier in this prospectus. The charge is designed to reimburse us for our costs in providing administrative services in connection with the contracts.


INDIRECT EXPENSES BORNE BY THE FUNDS

ANNUAL EXPENSES OF THE TRUSTS. The Funds that invest in portfolios of the Trusts are indirectly subject to investment advisory and other expenses charged against assets of their corresponding portfolios. These expenses are described in the prospectuses for the Trusts.


CHARGES WHICH REDUCE THE NUMBER OF UNITS


CONTINGENT WITHDRAWAL CHARGE

We may impose a contingent withdrawal charge ("CWC") against withdrawals made from any of the Funds or the guaranteed interest option at any time up to and including the ninth anniversary of the date on which the employer plan began its participation in RIA. The CWC is designed to recover the unamortized sales and promotion expenses and initial enrollment expenses incurred by us.

We will not apply a CWC against amounts withdrawn for the purpose of making benefit distribution payments unless such withdrawals are made (i) on or after the date of discontinuance of an employer plan's participation in RIA or (ii) as a result of a full or partial termination, within the meaning of applicable Internal Revenue Service ("IRS") or court interpretations.

We will apply a CWC against amounts withdrawn for purposes of making benefit payments to participants who terminated employment either voluntarily or involuntarily, but only when such terminations are attributable to (i) the employer's merger with another company, (ii) the sale of the employer or (iii) the bankruptcy of the employer which leads to the full or partial termination of the plan or the discontinuance of the employer plan's participation in RIA.

We do not apply a CWC on transfers between the investment options. However, we do apply a CWC to withdrawals from RIA for the purpose of transferring to another funding vehicle under the employer plan, unless an officer of AXA Equitable agrees, in writing, to waive this charge. We do not consider withdrawals from RIA for the purpose of paying plan expenses or the premium on a life insurance policy, including one held under the employer plan, to be in-service withdrawals or any other type of benefit distribution. These withdrawals are subject to the CWC.

The amount of any CWC is determined in accordance with the rate schedule set forth below. We include outstanding loan balances in the plan's assets for purposes of assessing the CWC.


-----------------------------------------------------------
    Withdrawal in
 Participation Years      Contingent Withdrawal Charge
-----------------------------------------------------------
        1 or 2             6% of Amount Withdrawn
        3 or 4                       5%
        5 or 6                       4%
        7 or 8                       3%
          9                          2%
     10 and later                    0%
-----------------------------------------------------------
Benefit distribution payments are those payments that become payable with respect to participants under the terms of the employer plan as follows:

1.  as the result of the retirement, death or disability of a participant;

2.  as the result of a participant's separation from service as defined under
    Section 402(d)(4)(A) of the Code;

3. in connection with a loan transaction, if the loan is repaid in accordance with its terms;

4.  as a minimum distribution pursuant to Section 401(a)(9) of the Code;

5.  as a hardship withdrawal pursuant to Section 401(k) of the Code;

6. pursuant to a qualified domestic relations order ("QDRO") under Section 414(p) of the Code, but only if the QDRO specifically requires that the plan administrator withdraw amounts for payment to an alternate payee;


36  Charges and expenses

7. as a result of an in-service withdrawal attributable to the after-tax contributions of a participant; or

8. as a result of an in-service withdrawal from a profit-sharing plan after meeting a minimum number of years of service and/or participation in the plan, and the attainment of a minimum age specified in the plan.

Prior to any withdrawal from RIA for benefit distribution purposes, AXA Equitable reserves the right to receive from the employer and/or trustees of the plan, evidence satisfactory to it that such benefit distribution conforms to at least one of the types mentioned above.


ONGOING OPERATIONS FEE

The ongoing operations fee is based on the combined net balances (including any outstanding loan balance) of an employer plan in the investment options at the close of business on the last business day of each month. The amount of the ongoing operations fee is determined under the rate schedule that applies to the employer plan. Unless you make other arrangements, we deduct the charge from employer plan balances at the close of business on the last business day of the following month.

Set forth below is the rate schedule for employer plans which adopted RIA after February 9, 1986. Information concerning the rate schedule for employer plans that adopted RIA on or before February 9, 1986 is included in the SAI under "Additional information about RIA."




--------------------------------------------
    Combined balance           Monthly
  of investment options         Rate
--------------------------------------------
    First $  150,000       1/12 of 1.25%
    Next  $  350,000       1/12 of 1.00%
    Next  $  500,000       1/12 of 0.75%
    Next  $1,500,000       1/12 of 0.50%
    Over  $2,500,000       1/12 of 0.25%
--------------------------------------------


The ongoing operations fee is designed to cover such expenses as contract underwriting and issuance for employer plans, employer plan-level recordkeeping, processing transactions and benefit distributions, administratively maintaining the investment options, commissions, promotion of RIA, administrative costs (including certain enrollment and other servicing costs), systems development, legal and technical support, product and financial planning and part of our general overhead expenses. Administrative costs and overhead expenses include such items as salaries, rent, postage, telephone, travel, office equipment and stationery, and legal, actuarial and accounting fees.


PARTICIPANT RECORDKEEPING SERVICES CHARGE

The PRS is an optional service. If you elected this service, we charge a per participant annual fee of $25. We deduct this fee on a monthly basis at the rate of $2.08 per participant. We determine the amount of the fee for an employer plan at the close of business on the last business day of each month based on the number of participants enrolled with us at that time. Unless you make other arrangements, we deduct this fee from the balances attributable to each participant in the investment options at the close of business on the last business day of the following month. The PRS fee covers expenses incurred for establishing and maintaining individual records, issuing statements and reports for individual employees and employer plans, and processing individual transactions and benefit distributions. We are not responsible for reconciling participants' individual account balances with the entire amount of the employer plan where we do not maintain individual account balances.


LOAN FEE

We charge a loan fee in an amount equal to 1% of the amount withdrawn as loan principal on the date the plan loan is made.


OTHER BILLING ARRANGEMENTS

The ongoing operations and participant recordkeeping services fees can be paid by a direct billing arrangement we have with the employer subject to a written agreement between AXA Equitable and the employer.


INDIVIDUAL ANNUITY CHARGES

ANNUITY ADMINISTRATIVE CHARGE. If a participant elects an annuity payout option, we deduct a $175 charge from the amount used to purchase the annuity. This charge reimburses us for administrative expenses associated with processing the application for the annuity and issuing each month's annuity payment.

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES. We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed by us varies by state and ranges from 0% to 1%.


GENERAL INFORMATION ON FEES AND CHARGES

We reserve the right (1) to change from time to time the charges and fees described in this prospectus upon prior notice to the employer and (2) to establish separate fee schedules for requested non-routine administrative services and for newly scheduled services not presently contemplated under the contracts.


                                                        Charges and expenses  37

9. Tax information



--------------------------------------------------------------------------------

In this section, we briefly outline current federal income tax rules relating to the adoption of the program, contributions to the program and distributions to participants under qualified retirement plans.

Federal income tax rules include the United States laws in the Internal Revenue Code, Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code.

Employer retirement plans that may qualify for tax-favored treatment are governed by the provisions of the Code and ERISA. The Code is administered by the IRS. ERISA is administered primarily by the DOL.

Provisions of the Code and ERISA include requirements for various features including:

o participation, vesting and funding;

o nondiscrimination;

o limits on contributions and benefits;

o distributions;

o penalties;

o duties of fiduciaries;

o prohibited transactions; and

o withholding, reporting and disclosure.

It is the responsibility of the employer, plan trustee and plan administrator to satisfy the requirements of the Code and ERISA.

This prospectus does not provide detailed tax or ERISA information. The following discussion briefly outlines the Code provisions relating to contributions to and distributions from certain tax-qualified retirement plans, although some information on other provisions is also provided. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and regulations or other interpretations thereof. In addition, federal tax laws and ERISA are continually under review by the Congress, and any changes in those laws, or in the regulations pertaining to those laws, may affect the tax treatment of amounts contributed to tax-qualified retirement plans or the legality of fiduciary actions under ERISA. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect annuity contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of an annuity contract. We cannot predict, what, if any, legislation will actually be proposed or enacted that may affect annuity contracts.

Certain tax advantages of tax-qualified retirement plans may not be available under certain state and local tax laws. This outline does not discuss the effect of any state or local tax laws. It also does not discuss the effect of federal estate and gift tax laws (or state and local estate, or federal income tax and withholding rules for non-U.S. taxpayers, inheritance and other similar tax laws). Rights or values under plans or contracts or payments under the contracts, for example, amounts due to beneficiaries, may be subject to gift or estate taxes. You should not rely only on this document, but should consult your tax adviser before your purchase. This outline assumes that the participant does not participate in any other qualified retirement plan. Finally, it should be noted that many tax consequences depend on the particular jurisdiction or circumstances of a participant or beneficiary.

We cannot provide detailed information on all tax aspects of the plans or contracts. Moreover, the tax aspects that apply to a particular person's plan or contract may vary depending on the facts applicable to that person.

The provisions of the Code and ERISA are highly complex. For complete information on these provisions, as well as all other federal, state, local and other tax considerations, qualified legal and tax advisers should be consulted.


BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

Annuity contracts can be purchased in connection with retirement plans qualified under Code Section 401. You should be aware that the funding vehicle for a qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, one should consider the annuity's features and benefits, such as the selection of investment funds and guaranteed interest option and choices of pay-out options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you select.

IMPACT OF TAXES TO AXA EQUITABLE

Under existing federal income tax law, no taxes are payable on investment income and capital gains of the Funds that are applied to increase the reserves under the contracts. Accordingly, AXA Equitable does not anticipate that it will incur any federal income tax liability attributable to income allocated to the variable annuity contracts participating in the Funds and it does not currently impose a charge for federal income tax on this income when it computes unit values for the Funds. If changes in federal tax laws or interpretations thereof would result in AXA Equitable being taxed, then AXA Equitable may impose a charge against the Funds (on some or all contracts) to provide for payment of such taxes.

CERTAIN RULES APPLICABLE TO PLANS DESIGNED TO COMPLY WITH SECTION 404(C) OF
ERISA

Section 404(c) of ERISA, and the related DOL regulation, provide that if a plan complies with that subsection and its regulations, and if a


38  Tax information
plan participant or beneficiary exercises control over the assets in his or her plan account, plan fiduciaries will not be severally liable for any loss that is the direct and necessary result of the plan participant's or beneficiary's exercise of control. The plan participant can make and is responsible for the results of his or her own investment decisions.

Plans that comply with Section 404(c) must provide, among other things, a broad range of investment choices to plan participants and beneficiaries and must provide such plan participants and beneficiaries with enough information to make informed investment decisions. Compliance by the plan sponsor with the
Section 404(c) and its regulation is completely voluntary.


The RIA Program provides employer plans with the broad range of investment choices and information needed to meet the requirements of Section 404(c) and its regulation. If it is the intention of the plan's sponsor to meet the requirement of Section 404(c), it is the plan's sponsor's responsibility to comply with the requirements of the regulation. AXA Equitable and its agents shall not be responsible if a plan fails to meet the requirements of Section 404(c).


                                                             Tax information  39

10. More information



--------------------------------------------------------------------------------

ABOUT CHANGES OR TERMINATIONS

AMENDMENTS. The contracts have been amended in the past and we and the trustee under the Master Trust Agreement may agree to amendments in the future. No future change can affect annuity benefits in the course of payment. If certain conditions are met, we may: (1) terminate the offer of any of the investment options and (2) offer new investment options with different terms.

We may unilaterally amend or modify the contracts or the Master Retirement Trust without the consent of the employer or plan sponsor, as the case may be, in order to keep the contracts or the Master Retirement Trust in compliance with law.

TERMINATION. We can discontinue offering RIA at any time. Discontinuance of RIA would not affect annuities in the course of payment, but we would not accept further contributions. The employer may elect to maintain investment options balances with us to provide annuity benefits in accordance with the terms of the contracts. The employer may elect to discontinue the participation of the employer plan in RIA at any time upon advance written notice to us.

We may elect, upon written notice to the employer, to discontinue the participation of the employer plan in RIA if (1) the employer fails to comply with any terms of the Master Retirement Trust, (2) the employer fails to make the required minimum contributions, (3) as may be agreed upon in writing between AXA Equitable and the employer if the plan fails to maintain minimum amounts of Funds invested in RIA, or (4) the employer fails to comply with any representations and warranties made by the employer, trustees or employer plan to AXA Equitable in connection with the employer plan's participation in RIA.

At any time on or after the participation of the employer in RIA has been discontinued, we may withdraw the entire amount of the employer plan assets held in the investment options, and pay them to the trustee of the employer plan, subject to our right to defer payout of amounts held in the guaranteed interest option, less any applicable charges and fees and outstanding loan balances.


IRS DISQUALIFICATION

If your plan is found not to qualify under the Code, we can terminate your participation under RIA. In this event, we will withdraw the employer plan balances from the investment options, less applicable charges and fees and any outstanding loan balances, and pay the amounts to the trustees of the plan.


ABOUT THE SEPARATE ACCOUNTS

Each Fund is one, or part of one, of our separate accounts. We established the separate accounts under provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our Funds for owners of our variable annuity contracts, including our group annuity contracts. The results of each separate account's operations are accounted for without regard to AXA Equitable's, or any other separate account's, operating results. We are the legal owner of all of the assets in the separate accounts and may withdraw any amounts we have in the separate accounts that exceed our reserves and other liabilities under variable annuity contracts. The amount of some of our obligations under the contracts is based on the assets in the separate accounts. However, the obligations themselves are obligations of AXA Equitable. We reserve the right to take certain actions in connection with our operations and the operations of the Funds as permitted by applicable law. If necessary, we will seek approval by participants in RIA.

We established the AllianceBernstein Bond Fund in 1981, AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds in 1969, and AllianceBernstein Balanced Fund in 1979. We established Separate Account No. 66, which holds the other Funds offered under the contract, in 1997. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Because of exclusionary provisions, none of the Funds is subject to regulation under the Investment Company Act of 1940, as amended ("1940 Act"). The Trusts' shares are purchased by Separate Account No. 66.


ABOUT THE TRUSTS


AXA Premier VIP Trust and EQ Advisors Trust are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each portfolio. AXA Equitable serves as the investment manager of the Trusts. As such, AXA Equitable oversees the activities of the investment advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those advisers.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on Trust shares are reinvested in full. The Board of Trustees of each Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about each Trust, its portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 Plan relating to class 1B/B shares and other aspects of its operations, appears in the prospectuses for each Trust, which accompany this prospectus, or in their respective SAIs which are available upon request.


ABOUT THE GENERAL ACCOUNT

Our general obligations and any guaranteed benefits under the contract, including those that apply to the guaranteed interest options, are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent



40  More information
sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the Funds.


The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


WHEN WE PAY PROCEEDS


Ordinarily we will apply proceeds to an annuity and make payments or withdrawals out of the investment options promptly after the date of the transaction. However, we can defer payments, apply proceeds to an annuity and process withdrawals from the Funds for any period during which:

(1) the New York Stock Exchange is closed or restricts trading,

(2) the SEC determines that an emergency exists as a result of which sales of securities or determination of fair value of a variable investment option's assets is not reasonably practicable, or

(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We may also defer withdrawals from the plan in installments in order to protect the interests of the other contract holder in a Fund.



WHEN TRANSACTION REQUESTS ARE EFFECTIVE

Transaction requests may be made by the authorized person for the employer plan as shown on our records, in written or facsimile form acceptable to us and signed by the employer. All requests will be effective on the business day we receive a properly completed and signed written or facsimile request for a financial transaction at the RIA service office. Transaction requests received after the end of a business day will be processed the next business day.

We will honor your properly completed transaction requests received via facsimile only if we receive a properly completed transaction form. The request form must be signed by an individual who the plan trustees have previously authorized in writing. We are not responsible for determining the accuracy of a transmission and are not liable for any consequences, including but not limited to, investment losses and lost investment gains, resulting from a faulty or incomplete transmission. If your request form is not properly completed, we will contact you within 24 hours of our receipt of your facsimile.

We will use our best efforts to acknowledge receipt of a facsimile transmission, but our failure to acknowledge or a failure in your receipt of such acknowledgment will not invalidate your transaction request. If you do not receive acknowledgment of your facsimile within 24 hours, contact the RIA service office at the toll free 800 number.


VOTING RIGHTS

No voting rights apply to any of the separate accounts or to the guaranteed interest option. We do, however, have the right to vote shares of the Trusts held by the Funds.

If a Trust holds a meeting of shareholders, we will vote shares of the portfolios of the Trusts allocated to the corresponding Funds in accordance with instructions received from employers, participants or trustees, as the case may be. Shares will be voted in proportion to the voter's interest in the Funds holding the shares as of the record date for the shareholders meeting. We will vote the shares for which no instructions have been received in the same proportion as we vote shares for which we have received instructions. Employers, participants or trustees will receive: (1) periodic reports relating to each Trust and (2) proxy materials, together with a voting instruction form, in connection with shareholder meetings.


The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our contractowners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contractowners, we will see to it that appropriate action is taken to do so.



ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in the separate accounts, nor would any of these proceedings be likely to have a material adverse effect upon the separate accounts, our ability to meet our obligations under RIA, or the distribution of group annuity contract interests under RIA.


FINANCIAL STATEMENTS


The financial statements of Separate Accounts 3, 4, 10, 13, and 66, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-967-4560.



                                                            More information  41

ABOUT THE TRUSTEE

As trustee, JPMorgan Chase Bank serves as a party to the group annuity contracts. It has no responsibility for the administration of RIA or for any distributions or duties under the group annuity contracts.


REPORTS WE PROVIDE AND AVAILABLE INFORMATION

We send the employer a report each quarter that shows transactions in the investment options during the quarter for the employer plan, the number of units in the Funds credited to the employer plan, the unit values and the balances in all of the investment options as of the end of the quarter. The employer automatically receives a confirmation notice following the processing of a financial investment option transaction.

The employer will also receive an annual report and a semiannual report containing financial statements of the Funds and a list of the Funds' or Trust's portfolio securities. As permitted by the SEC's rules, we omitted certain portions of the registration statement filed with the SEC from this prospectus and the SAI. You may obtain the omitted information by: (1) requesting a copy of the registration statement from the SEC's principal office in Washington, D.C., and paying prescribed fees, or (2) by accessing the EDGAR Database at the SEC's Web site at www.sec.gov.


ACCEPTANCE AND RESPONSIBILITIES

The employer or plan sponsor, as the case may be, was solely responsible for determining whether RIA is a suitable funding vehicle and entered into a participation or installation agreement with us.

Our duties and responsibilities are limited to those described in this prospectus. Except as explicitly set forth in the PRS program, we do not provide administrative services in connection with an employer plan. In addition, no financial professional or firm operated by a financial professional is authorized to solicit or agree to perform plan administrative services in his capacity as a financial professional. If an employer or trustee engages a financial professional to provide administrative support services to an employer plan, the employer or trustee engages that financial professional as its representative rather than AXA Equitable's. We are not liable to any employer, trustee or employer plan for any damages arising from or in connection with any plan administration services performed or agreed to be performed by a financial professional.


ABOUT REGISTERED UNITS

This prospectus relates to our offering of units of interest in the Funds that are registered under the 1933 Act. Financial data and other information contained in this prospectus may refer to such "registered units," as offered in the RIA program. We also offer units under RIA to retirement plans maintained by corporations or governmental entities (collectively, "corporate plans"). However, because of an exemption under the 1933 Act, these corporate plan units are not registered under the 1933 Act or covered by this prospectus.


ASSIGNMENT AND CREDITORS' CLAIMS

Employers and plan participants cannot assign, sell, alienate, discount or pledge as collateral for a loan or other obligation to any party the employer plan balances and rights under RIA, except to the extent allowed by law for a QDRO as that term is defined in the Code. (This reference to a loan does not apply to a loan under RIA.) Proceeds we pay under our contracts cannot be assigned or encumbered by the payee. We will pay all proceeds under our contracts free from the claims of creditors to the extent allowed by law.

DISTRIBUTION OF THE CONTRACTS

AXA Advisors, LLC ("AXA Advisors"), an affiliate of AXA Equitable and the successor to EQ Financial Consultants, Inc., is the distributor of the contracts and has responsibility for marketing and service functions of the contracts. AXA Advisors is registered with the SEC as a broker-dealer and a member of the Financial Industry Regulatory Authority Inc. ("FINRA") The principal business address of AXA Advisors is 1290 Avenue of the Americas, New York, New York 10104. AXA Advisors also acts as distributor for other AXA Equitable annuity products.

As of July 9, 2003 the RIA contract is no longer offered as a funding vehicle to new employer plans; however, we continue to support existing RIA contracts, and new participants may continue to be enrolled under existing RIA plans.

The contracts are serviced by financial professionals who are registered representatives of AXA Advisors and its affiliates, who are also licensed insurance agents of AXA Equitable. The offering of units of interest under the contracts is intended to be continuous.


AXA Equitable pays sales compensation to AXA Advisors. In general, AXA Advisors will pay all or a portion of the sales compensation it receives from AXA Equitable to individual financial representatives or selling broker-dealers. Selling broker-dealers will, in turn, pay all or a portion of the compensation they receive from AXA Advisors to individual financial representatives as commissions related to the sale of the contracts.


Sales compensation paid to AXA Advisors will generally not exceed 6.0% of the total contributions made under the contracts.

AXA Advisors may also pay certain affiliated and/or unaffiliated selling broker-dealers and other financial intermediaries additional compensation for certain services and/or in recognition of certain expenses that may be incurred by them or on their behalf (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable and/or its products on a company and/or product list; sales personnel training; due diligence and related costs; marketing and related services; conferences; and/or other support services, including some that may benefit the contract owner. Payments may be based on the amount of assets or purchase payments attributable to contracts sold through a broker-dealer or may be a fixed amount. AXA Advisors may also make fixed payments to broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for selling broker-dealers to promote the sale of particular products. Additionally, as an incentive for financial professionals of selling broker-dealers to promote the sale of AXA Equitable products, AXA Advisors may increase the sales compensation paid to the selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances are made out of AXA Advisors' assets.


42  More information

Not all selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.

AXA Advisors receives 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services. AXA Advisors or its affiliates may also receive payments from the advisers of the portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective portfolios.

In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." AXA Advisors may provide other forms of compensation to its financial professionals, including health and retirement benefits. For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of AXA Equitable products. However, under applicable rules of the FINRA, AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.

In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.

Although AXA Equitable takes all of its costs into account in establishing the level of fees and expenses in its products, any compensation paid will not result in any separate charge to you under your contract. All payments made will be in compliance with all applicable FINRA rules and other laws and regulations.

COMMISSIONS AND SERVICE FEES WE PAY

Financial professionals who assisted in establishing employer plans in RIA and who are providing necessary services (not including recordkeeping services) are entitled to receive commissions and service fees from us as stated above. Such commissions and fees are not in addition to the fees and charges we describe in "Charges and expenses" earlier in this prospectus. Any service fees we pay to financial professionals are contingent upon their providing service satisfactory to us. While the charges and expenses that we receive from a RIA employer plan initially may be less than the commissions and service fees we pay to financial professionals, we expect that over time those charges and expenses we collect will be adequate to cover all of our expenses.

Certain retirement plans that use RIA may allow employer plan assets to be used in part to buy life insurance policies rather than applying all of the contributions to RIA. Financial professionals will receive commissions on any such AXA Equitable insurance policies at standard rates. These commissions are subject to regulation by state law and are at rates higher than those applicable to commissions payable for placing an employer plan under RIA.


                                                            More information  43

Appendix I: Condensed financial information


--------------------------------------------------------------------------------


These selected per unit data and ratios for the years ended December 31, 1999 through 2008 have been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The financial statements of each of the Funds as well as the consolidated financial statements of AXA Equitable are contained in the SAI. Information is provided for the period that each Fund has been available under RIA, but not longer than ten years.



SEPARATE ACCOUNT NO. 13 -- POOLED (ALLIANCEBERNSTEIN BOND FUND) OF AXA EQUITABLE LIFE INSURANCE COMPANY


INCOME, EXPENSES AND CAPITAL CHANGES PER REGISTERED UNIT OUTSTANDING DURING THE
         PERIOD INDICATED AND OTHER SUPPLEMENTARY DATA (NOTES E AND F)




---------------------------------------------------------------------------------
                                        Year Ended December 31,
---------------------------------------------------------------------------------
                                  2008      2007      2006       2005
---------------------------------------------------------------------------------
Income                          $ 4.47    $ 4.37    $ 3.99     $ 3.27
Expenses (Note B)                (0.46)    (0.43)    (0.40)     (0.40)
---------------------------------------------------------------------------------
Net investment income             4.01      3.94      3.59       2.87
Net realized and unrealized
  gain (loss) on invest-
  ments (Note C)                 (1.43)     1.03     (0.71)     (2.05)
---------------------------------------------------------------------------------
Net increase (decrease) in
  unit value                      2.58      4.97      2.88       0.82
AllianceBernstein Bond Fund
  unit value (Note A):
Beginning of Period              88.05     83.08     80.20      79.38
---------------------------------------------------------------------------------
End of Period                   $90.63    $88.05    $83.08     $80.20
=================================================================================
Ratio of expenses to average
  net assets (Note B)             0.50%     0.50%     0.50%      0.50%
Ratio of net investment
  income to average net
  assets                          4.43%     4.58%     4.43%      3.60%
Number of units outstanding
  at end of period                  0         0         0          0
Portfolio turnover rate
  (Note D)                          71%      136%      219%       260%
=================================================================================



                                                   Year Ended December 31,
---------------------------------------------------------------------------------------------------
                                  2004      2003      2002      2001      2000      1999
---------------------------------------------------------------------------------------------------
Income                          $ 2.98    $ 2.64    $ 2.99    $ 3.88    $ 3.77    $ 3.27
Expenses (Note B)                (0.39)    (0.39)    (0.36)    (0.34)    (0.29)    (0.28)
---------------------------------------------------------------------------------------------------
Net investment income             2.59      2.25      2.63      3.54      3.48      2.99
Net realized and unrealized
  gain (loss) on invest-
  ments (Note C)                 (0.41)     1.04      1.43      2.16      2.47     (3.20)
---------------------------------------------------------------------------------------------------
Net increase (decrease) in
  unit value                      2.18      3.29      4.06      5.70      5.95     (0.21)
AllianceBernstein Bond Fund
  unit value (Note A):
Beginning of Period              77.20     73.91     69.85     64.15     58.20     58.41
---------------------------------------------------------------------------------------------------
End of Period                   $79.38    $77.20    $73.91    $69.85    $64.15    $58.20
===================================================================================================
Ratio of expenses to average
  net assets (Note B)             0.50%     0.50%     0.50%     0.50%     0.50%     0.50%
Ratio of net investment
  income to average net
  assets                          3.32%     2.97%     3.75%     5.28%     5.81%     5.13%
Number of units outstanding
  at end of period                  0          0        0         0         0        264
Portfolio turnover rate
  (Note D)                         302%      427%      458%      212%      337%       88%
===================================================================================================


See Notes following tables.

I-1 Appendix I: Condensed financial information

SEPARATE ACCOUNT NO. 10 -- POOLED (ALLIANCEBERNSTEIN BALANCED FUND) OF AXA EQUITABLE LIFE INSURANCE COMPANY


INCOME, EXPENSES AND CAPITAL CHANGES PER REGISTERED UNIT OUTSTANDING DURING THE
            PERIODS INDICATED AND OTHER SUPPLEMENTARY DATA (NOTE E)




----------------------------------------------------------------------------------
                                          Year Ended December 31,
----------------------------------------------------------------------------------
                                 2008      2007      2006      2005
----------------------------------------------------------------------------------
Income                         $ 7.87    $ 7.46    $ 6.02    $ 4.71
Expenses (Note B)               (0.96)    (1.10)    (0.99)    (0.92)
----------------------------------------------------------------------------------
Net investment income            6.91      6.36      5.03      3.79
Net realized and unrealized
  gain (loss) on invest-
  ments (Note C)               (72.82)     4.32     14.65      7.76
----------------------------------------------------------------------------------
Net increase (decrease) in
  unit value                   (65.91)    10.68     19.68     11.55
AllianceBernstein Balanced
  Fund unit value (Note A):
Beginning of Period            222.00    211.32    191.64    180.09
----------------------------------------------------------------------------------
End of Period                 $156.09   $222.00   $211.32   $191.64
==================================================================================
Ratio of expenses to average
  net assets (Note B)            0.50%     0.50%     0.50%     0.50%
Ratio of net investment
  income to average net
  assets                         3.52%     2.90%     2.53%     2.07%
Number of units outstanding
  at end of period              3,500     4,677     5,618     6,805
Portfolio turnover rate
  (Note D)                         61%      105%      146%      211%
==================================================================================



--------------------------------------------------------------------------------------------------------
                                                     Year Ended December 31,
--------------------------------------------------------------------------------------------------------
                                  2004        2003       2002       2001       2000      1999
--------------------------------------------------------------------------------------------------------
Income                         $  3.73     $  3.38    $  4.23    $  5.32    $  5.89    $  5.05
Expenses (Note B)                (0.85)      (0.76)     (0.73)     (0.79)     (0.84)     (0.76)
--------------------------------------------------------------------------------------------------------
Net investment income             2.88        2.62       3.50       4.53       5.05       4.29
Net realized and unrealized
  gain (loss) on invest-
  ments (Note C)                 11.51       21.84     (16.02)    (11.65)     (8.98)     17.51
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in
  unit value                     14.39       24.46     (12.52)     (7.12)     (3.93)     21.80
AllianceBernstein Balanced
  Fund unit value (Note A):
Beginning of Period             165.70      141.24     153.76     160.88     164.81     143.01
--------------------------------------------------------------------------------------------------------
End of Period                  $180.09     $165.70    $141.24    $153.76    $160.88    $164.81
========================================================================================================
Ratio of expenses to average
  net assets (Note B)             0.50%       0.50%      0.50%      0.50%      0.50%      0.50%
Ratio of net investment
  income to average net
  assets                          2.19%       1.74%      2.39%      2.93%      3.06%      2.88%
Number of units outstanding
  at end of period               7,241       7,314      8,071      6,834      9,759     11,870
Portfolio turnover rate
  (Note D)                         283%        339%       288%       168%       145%        95%
========================================================================================================


See Notes following tables.

                                 Appendix I: Condensed financial information I-2

SEPARATE ACCOUNT NO. 4 -- POOLED (ALLIANCEBERNSTEIN COMMON STOCK FUND) OF AXA EQUITABLE LIFE INSURANCE COMPANY


INCOME, EXPENSES AND CAPITAL CHANGES PER REGISTERED UNIT OUTSTANDING DURING THE
            PERIODS INDICATED AND OTHER SUPPLEMENTARY DATA (NOTE E)




---------------------------------------------------------------------------------------------------
                                                 Year Ended December 31,
---------------------------------------------------------------------------------------------------
                                  2008        2007        2006        2005       2004
---------------------------------------------------------------------------------------------------
Income                          $  5.33     $  5.67    $  5.26     $  3.28     $  2.89
Expenses (Note B)                 (3.48)      (4.18)     (3.74)      (3.56)      (3.19)
---------------------------------------------------------------------------------------------------
Net investment income (loss)       1.85        1.49       1.52       (0.28)      (0.30)
Net realized and unrealized
  gain (loss) on invest-
  ments (Note C)                (371.47)     102.98      (6.08)      84.97       93.14
---------------------------------------------------------------------------------------------------
Net increase (decrease) in
  unit value                    (369.62)     104.47      (4.56)      84.69       92.84
AllianceBernstein Common
  Stock Fund unit value
  (Note A):
Beginning of Period              880.34      775.87     780.43      695.74      602.90
---------------------------------------------------------------------------------------------------
End of Period                   $510.72     $880.34    $775.87     $780.43     $695.74
===================================================================================================
Ratio of expenses to average
  net assets (Note B)              0.50%       0.50%      0.50%       0.50%       0.50%
Ratio of net investment
  income (loss) to average
  net assets                       0.26%       0.18%      0.20%      (0.04)%     (0.05)%
Number of units outstanding
  at end of period                1,543       1,664      2,058        2,499      2,912
Portfolio turnover rate
  (Note D)                          106%        60%         55%         49%         60%
===================================================================================================



------------------------------------------------------------------------------------------------------
                                                   Year Ended December 31,
------------------------------------------------------------------------------------------------------
                                    2003        2002        2001         2000        1999
------------------------------------------------------------------------------------------------------
Income                           $  2.37     $  2.07     $  3.00      $  3.61     $  4.02
Expenses (Note B)                  (2.55)      (2.58)      (3.29)       (4.02)      (3.74)
------------------------------------------------------------------------------------------------------
Net investment income (loss)       (0.18)      (0.51)      (0.29)       (0.41)       0.28
Net realized and unrealized
  gain (loss) on invest-
  ments (Note C)                  159.26     (167.15)    (137.35)     (149.19)     233.22
------------------------------------------------------------------------------------------------------
Net increase (decrease) in
  unit value                      159.08     (167.66)    (137.64)     (149.60)     233.50
AllianceBernstein Common
  Stock Fund unit value
  (Note A):
Beginning of Period               443.82      611.48      749.12       898.72      665.22
------------------------------------------------------------------------------------------------------
End of Period                    $602.90     $443.82     $611.48      $749.12     $898.72
======================================================================================================
Ratio of expenses to average
  net assets (Note B)               0.50%       0.50%       0.50%        0.50%       0.50%
Ratio of net investment
  income (loss) to average
  net assets                       (0.03)%     (0.10)%     (0.04)%      (0.05)%      0.04%
Number of units outstanding
  at end of period                 3,370       4,305       5,420        7,195      10,056
Portfolio turnover rate
  (Note D)                            51%         39%        132%          48%         72%
======================================================================================================


See Notes following tables.

I-3 Appendix I: Condensed financial information

SEPARATE ACCOUNT NO. 3 -- POOLED (ALLIANCEBERNSTEIN MID CAP GROWTH FUND) OF AXA EQUITABLE LIFE INSURANCE COMPANY


INCOME, EXPENSES AND CAPITAL CHANGES PER REGISTERED UNIT OUTSTANDING DURING THE
            PERIODS INDICATED AND OTHER SUPPLEMENTARY DATA (NOTE E)




-----------------------------------------------------------------------------------
                                               Year Ended December 31,
-----------------------------------------------------------------------------------
                                     2008        2007        2006        2005
-----------------------------------------------------------------------------------
Income                            $  0.47     $  0.61     $  1.06      $  0.26
Expenses (Note B)                   (1.18)      (1.43)      (1.31)       (1.17)
-----------------------------------------------------------------------------------
Net investment income (loss)        (0.71)      (0.82)      (0.25)       (0.91)
Net realized and unrealized
  gain (loss) on invest-
  ments (Note C)                  (134.09)      33.82        4.47        18.33
-----------------------------------------------------------------------------------
Net increase (decrease) in
  unit value                      (134.80)      33.00        4.22        17.42
AllianceBernstein Mid Cap
  Growth Fund unit value
  (Note A):
Beginning of Period                297.82      264.82      260.60       243.18
-----------------------------------------------------------------------------------
End of Period                     $163.02     $297.82     $264.82      $260.60
===================================================================================
Ratio of expenses to average
  net assets (Note B)                0.50%       0.50%       0.50%        0.50%
Ratio of net investment
  income (loss) to average
  net assets                        (0.29)%     (0.29)%     (0.09)%      (0.39)%
Number of units outstanding
  at end of period                  2,130       2,370       3,016        3,819
Portfolio turnover rate
  (Note D)                            129%        111%        120%         102%
===================================================================================



                                                          Year Ended December 31,
----------------------------------------------------------------------------------------------------------
                                   2004         2003       2002         2001      2000       1999
----------------------------------------------------------------------------------------------------------
Income                           $  0.29     $  0.42     $  0.36     $  0.80    $  1.70    $  1.61
Expenses (Note B)                  (1.08)      (0.78)      (0.69)      (0.89)     (1.15)     (1.06)
----------------------------------------------------------------------------------------------------------
Net investment income (loss)       (0.79)      (0.36)      (0.33)      (0.09)      0.55       0.55
Net realized and unrealized
  gain (loss) on invest-
  ments (Note C)                   41.07       82.82      (49.92)     (36.98)    (31.20)     34.80
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in
  unit value                       40.28       82.46      (50.25)     (37.07)    (30.65)     35.35
AllianceBernstein Mid Cap
  Growth Fund unit value
  (Note A):
Beginning of Period               202.90      120.44      170.69      207.76     238.41     203.06
----------------------------------------------------------------------------------------------------------
End of Period                    $243.18     $202.90     $120.44     $170.69    $207.76    $238.41
==========================================================================================================
Ratio of expenses to average
  net assets (Note B)               0.50%       0.50%       0.50%       0.50%      0.50%      0.50%
Ratio of net investment
  income (loss) to average
  net assets                       (0.37)%     (0.23)%     (0.24)%     (0.05)%     0.24%      0.27%
Number of units outstanding
  at end of period                 4,086       4,858       4,909       5,338      7,276     10,300
Portfolio turnover rate
  (Note D)                           134%        113%        161%        200%       136%       108%
==========================================================================================================


See Notes following tables.

                                 Appendix I: Condensed financial information I-4

Notes:

A. The values for a registered AllianceBernstein Bond Fund, AllianceBernstein Balanced Fund, AllianceBernstein Common Stock Fund and AllianceBernstein Mid Cap Growth Fund unit on May 1, 1992, January 23, 1985, April 8, 1985 and July 7, 1986, the first date on which payments were allocated to purchase registered units in each Fund, were $36.35, $28.07, $84.15 and $44.82, respectively.

B. Certain expenses under RIA are borne directly by employer plans participating in RIA. Accordingly, those charges and fees discussed in "Charges and expenses" earlier in this prospectus, are not included above and did not affect the Fund unit values. Those charges and fees are recovered by AXA Equitable through an appropriate reduction in the number of units credited to each employer plan participating in the Fund unless the charges and fees are billed directly to and paid by the employer. The dollar amount recovered is included under the caption "For Contributions and Withdrawals" as administrative fees and asset management fees in the Statement of Changes in Net Assets for each Fund, which appear in the Financial Statements in the SAI.


   As of June 1, 1994, the annual investment management and financial accounting fee is deducted from the assets of the AllianceBernstein Bond, AllianceBernstein Balanced, AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds and is reflected in the computation of their unit values. If all charges and fees had been made directly against employer plan assets in the Funds and had been reflected in the computation of Fund unit value, RIA registered unit expenses would have amounted to $1.41, $3.22, $11.52 and $3.81 for the year ended December 31, 2008 on a per unit basis for the AllianceBernstein Bond, AllianceBernstein Balanced, AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds, respectively. For the same reporting periods, the ratio of expenses to average net assets attributable to registered units would have been (on an annualized basis), 1.57%, 1.64%, 1.62% and 1.58% for the AllianceBernstein Bond, AllianceBernstein Balanced, AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds, respectively. (See Note F.)


C. See Note 2 to Financial Statements of Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 (Pooled) which appear in the SAI.

D. The portfolio turnover rate excludes all short-term U.S. Government securities and all other securities whose maturities at the time of acquisition were one year or less. The rate stated is the annual turnover rate for the entire Separate Account Nos. 13 -- Pooled, 10 -- Pooled, 4 -- Pooled and 3 -- Pooled.

E. Income, expenses, gains and losses shown above pertain only to employer plans' accumulations attributable to RIA registered units. Other plans and trusts also participate in Separate Account Nos. 13 -- Pooled, 10 -- Pooled, 4 -- Pooled and 3 -- Pooled and may have operating results and other supplementary data different from those shown above.

F. Because contractholders withdrew their participating interest in Separate Account No. 13 during March of 2000, the per unit data and ratios shown are hypothetical for these registered units. However, the per unit data and ratios developed are based upon actual values for non-registered units of Separate Account No. 13, which carry fees and expenses identical to those imposed upon registered units of the Separate Account.


I-5 Appendix I: Condensed financial information

SEPARATE ACCOUNT NO. 66 (POOLED) UNIT VALUES AND NUMBER OF REGISTERED UNITS OUTSTANDING




---------------------------------------------------------------------------------------
                                  EQ/AllianceBernstein                    EQ/Alliance
                                      Intermediate        EQ/Alliance     Bernstein
                                       Government          Bernstein      Small Cap
                                       Securities        International      Growth
---------------------------------------------------------------------------------------
Unit value as of:
December 31, 1999                      $ 134.36            $ 169.30       $ 139.67
---------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1999                         1,419               1,302          1,064
---------------------------------------------------------------------------------------
Unit value as of:
December 31, 2000                      $ 146.61            $ 130.25       $ 159.12
---------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2000                            --               1,522          1,166
---------------------------------------------------------------------------------------
Unit value as of:
December 31, 2001                      $ 158.49            $ 100.42       $ 138.34
---------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2001                            --               1,519            475
---------------------------------------------------------------------------------------
Unit value as of:
December 31, 2002                      $ 172.44            $  90.42       $  96.68
---------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2002                            --               3,854            593
---------------------------------------------------------------------------------------
Unit value as of:
December 31, 2003                      $ 176.49            $ 122.39       $ 136.53
---------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2003                            --               4,074            365
---------------------------------------------------------------------------------------
Unit value as of:
December 31, 2004                      $ 180.27            $ 144.93       $ 155.93
---------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2004                            --               3,017            373
---------------------------------------------------------------------------------------
Unit value as of:
December 31, 2005                      $ 182.87            $ 167.42       $ 174.22
---------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2005                            --               2,750             99
---------------------------------------------------------------------------------------
Unit value as of:
December 31, 2006                      $ 188.96            $ 207.19       $ 190.26
---------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2006                            --               2,372             61
---------------------------------------------------------------------------------------
Unit value as of:
December 31, 2007                      $ 202.34            $ 231.96       $ 222.47
---------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2007                            --               1,578             74
---------------------------------------------------------------------------------------
Unit value as of:
December 31, 2008                      $ 210.03            $ 114.54       $ 123.37
---------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2008                            --               1,116             71
---------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------
                                  EQ/BlackRock    EQ/BlackRock    EQ/Calvert   EQ/Capital
                                  Basic Value    International     Socially     Guardian
                                     Equity          Value       Responsible     Growth
---------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1999                  $ 127.78        $ 136.14       $ 106.58      $ 120.77
---------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1999                       164              26             --            --
---------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2000                  $ 142.86        $ 119.37       $ 103.48      $  99.31
---------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2000                       110             125             --           400
---------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2001                  $ 150.76        $  93.68       $  88.27      $  75.02
---------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2001                     1,078             459             --           448
---------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2002                  $ 125.65        $  78.10       $  64.92      $  55.26
---------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2002                       228             605             --           389
---------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2003                  $ 164.81        $  99.99       $  83.07      $  68.49
---------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2003                       192             430             --           498
---------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2004                  $ 182.26        $ 121.64       $  86.05      $  72.29
---------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2004                       122             129             --           492
---------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2005                  $ 187.64        $ 134.82       $  93.56      $  75.98
---------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2005                       336             473             --           487
---------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2006                  $ 226.87        $ 169.44       $  98.46      $  81.60
---------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2006                        --              72             --           224
---------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2007                  $ 229.55        $ 186.71       $ 110.41      $  86.07
---------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2007                        --              71             --           222
---------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2008                  $ 145.63        $ 106.43       $  60.48      $  51.29
---------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2008                        --              19             --            --
---------------------------------------------------------------------------------------------




                                 Appendix I: Condensed financial information I-6

SEPARATE ACCOUNT NO. 66 (POOLED) UNIT VALUES AND NUMBER OF REGISTERED UNITS OUTSTANDING (CONTINUED)




------------------------------------------------------------------------------------------------------------------------------------
                                  EQ/Capital     EQ/Equity                                         EQ/JPMorgan
                                   Guardian         500        EQ/Evergreen    EQ/International       Value        EQ/Large Cap
                                   Research        Index          Omega           Core PLUS       Opportunities     Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1999                  $ 105.35      $ 346.38       $ 105.75          $ 128.61          $  112.24       $ 104.35
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1999                        --        12,855             --                --                 50             --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2000                  $ 111.58      $ 313.02       $  93.36          $ 104.06          $  119.84       $ 103.62
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2000                        --         5,112              1                 1                475            478
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2001                  $ 109.33      $ 275.50       $  77.48          $  82.32          $  111.68       $  87.07
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2001                       263         3,528             16               301                487            472
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2002                  $  82.36      $ 214.26       $  58.87          $  69.94          $   90.40       $  68.77
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2002                       445         2,322             59               296                487            466
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2003                  $ 108.30      $ 274.41       $  81.36          $  92.75          $  114.64       $  83.93
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2003                       320         1,595             80               293                472            415
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2004                  $ 120.11      $ 303.09       $ 487.09          $ 105.37          $  127.11       $  93.50
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2004                       178         1,365            100                --                468            410
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2005                  $ 127.38      $ 317.06       $  90.54          $ 123.42          $  132.10       $ 100.22
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2005                       192         1,333             --                --             464.02            404
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2006                  $ 142.74      $ 365.64       $  95.85          $ 147.17          $  159.01       $ 113.19
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2006                        --         1,190             --                --                412            108
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2007                  $ 145.10      $ 384.52       $ 106.71          $ 169.57          $  157.09       $ 117.59
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2007                        --           726             --                --                407            107
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2008                  $  87.55      $ 241.50       $  77.26          $  93.51          $   94.61       $  73.61
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2008                        --           563             --                --                 40             --
------------------------------------------------------------------------------------------------------------------------------------



I-7 Appendix I: Condensed financial information

SEPARATE ACCOUNT NO. 66 (POOLED) UNIT VALUES AND NUMBER OF REGISTERED UNITS OUTSTANDING (CONTINUED)





------------------------------------------------------------------------------------------------------------------------------------
                                  EQ/Large Cap
                                    Growth       EQ/Large Cap    EQ/Large Cap                        EQ/MidCap     EQ/MidCap
                                     Index       Growth PLUS      Value PLUS     EQ/Marsico Focus      Index      Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1999                  $ 113.69       $ 213.94        $  95.43                --               --      $ 106.96
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1999                        94          3,035              --                --               --            32
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2000                  $  92.79       $ 173.64        $  97.35                --         $ 100.42      $ 112.45
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2000                     1,017          3,680              --                --               --            32
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2001                  $  70.55       $ 114.52        $  98.39          $ 106.25         $  86.96      $ 116.95
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2001                     1,220          2,173             156                --              123            37
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2002                  $  48.57       $  75.21        $  84.97          $  93.97         $  70.90      $  99.75
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2002                     1,226          1,328             158                --              496           547
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2003                  $  59.84       $  97.26        $ 109.39          $ 123.22         $ 101.82      $ 132.94
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2003                       480          1,340             157                --               87           405
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2004                  $  64.86       $ 109.53        $ 124.10          $ 136.17         $ 118.14      $ 156.66
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2004                       622          1,478             109                --               --           419
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2005                  $  74.54       $ 119.42        $ 130.84          $ 150.75         $ 125.66      $ 174.40
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2005                       710            365             111                --              334           657
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2006                  $  74.14       $ 128.71        $ 158.83          $ 164.80         $ 140.14      $ 196.16
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2006                       796          1,469              --                --               --             8
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2007                  $  84.50       $ 148.82        $ 151.76          $ 187.95         $ 151.40      $ 193.03
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2007                       787          1,608           1,498                --               --             8
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2008                  $  53.85       $  91.92        $  86.50          $ 112.22         $  76.78      $ 116.66
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2008                       831          1,683             940                --               --             8
------------------------------------------------------------------------------------------------------------------------------------




                                 Appendix I: Condensed financial information I-8

SEPARATE ACCOUNT NO. 66 (POOLED) UNIT VALUES AND NUMBER OF REGISTERED UNITS OUTSTANDING (CONTINUED)




----------------------------------------------------------------------------
                                               EQ/Quality     EQ/T. Rowe
                                  EQ/Money       Bond        Price Growth
                                   Market         PLUS          Stock
----------------------------------------------------------------------------
Unit value as of:
December 31, 1999                 $ 132.95     $ 142.73            --
----------------------------------------------------------------------------
Number of units outstanding at
December 31, 1999                      601        4,298            --
----------------------------------------------------------------------------
Unit value as of:
December 31, 2000                 $ 141.19     $ 159.04            --
----------------------------------------------------------------------------
Number of units outstanding at
December 31, 2000                      438        4,295            --
----------------------------------------------------------------------------
Unit value as of:
December 31, 2001                 $ 146.56     $ 172.14            --
----------------------------------------------------------------------------
Number of units outstanding at
December 31, 2001                      653        3,094            --
----------------------------------------------------------------------------
Unit value as of:
December 31, 2002                 $ 148.67     $ 185.72            --
----------------------------------------------------------------------------
Number of units outstanding at
December 31, 2002                    4,189        1,262            --
----------------------------------------------------------------------------
Unit value as of:
December 31, 2003                 $ 149.82     $ 192.69            --
----------------------------------------------------------------------------
Number of units outstanding at
December 31, 2003                      223        1,014            --
----------------------------------------------------------------------------
Unit value as of:
December 31, 2004                 $ 151.28     $ 200.31            --
----------------------------------------------------------------------------
Number of units outstanding at
December 31, 2004                      141        1,176            --
----------------------------------------------------------------------------
Unit value as of:
December 31, 2005                 $ 155.57     $ 204.72            --
----------------------------------------------------------------------------
Number of units outstanding at
December 31, 2005                      140        1,319            --
----------------------------------------------------------------------------
Unit value as of:
December 31, 2006                 $ 162.84     $ 212.99            --
----------------------------------------------------------------------------
Number of units outstanding at
December 31, 2006                    2,598          334            --
----------------------------------------------------------------------------
Unit value as of:
December 31, 2007                 $ 170.86     $ 223.10       $ 10.04
----------------------------------------------------------------------------
Number of units outstanding at
December 31, 2007                    2,215          330           136
----------------------------------------------------------------------------
Unit value as of:
December 31, 2008                 $ 174.81     $ 208.88       $  5.81
----------------------------------------------------------------------------
Number of units outstanding at
December 31, 2008                      136          108           134
----------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------
                                  EQ/Van Kampen
                                    Emerging                      Multimanager
                                     Market       Multimanager     Small Cap     Multimanager
                                     Equity        High Yield        Value        Technology
-----------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1999                  $ 217.72        $ 158.02       $  97.39              --
-----------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1999                       197             187             --              --
-----------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2000                  $ 130.53        $ 144.28       $ 115.42              --
-----------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2000                       190             414             --              --
-----------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2001                  $ 123.81        $ 145.57       $ 135.90              --
-----------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2001                       209             464             57              --
-----------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2002                  $ 116.49        $ 141.56       $ 117.08              --
-----------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2002                       158             156            262              --
-----------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2003                  $ 181.64        $ 173.86       $ 160.84              --
-----------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2003                        66             143             62              --
-----------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2004                  $ 224.66        $ 189.31       $ 188.35        $ 109.49
-----------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2004                        63             158              7             367
-----------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2005                  $ 298.30        $ 195.49       $ 197.17        $ 121.82
-----------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2005                        86              22            211             437
-----------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2006                  $ 408.83        $ 215.33       $ 228.94        $ 130.71
-----------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2006                        --              14              6             486
-----------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2007                  $ 580.61        $ 222.53       $ 206.41        $ 154.53
-----------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2007                        --              14              6             586
-----------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2008                  $ 247.64        $ 170.57       $ 128.25        $  81.78
-----------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2008                        --              14              6             558
-----------------------------------------------------------------------------------------------


I-9 Appendix I: Condensed financial information

Statement of additional information



--------------------------------------------------------------------------------

TABLE OF CONTENTS
                                                                          Page
Who is AXA Equitable?                                                        2


Fund Information                                                             2


General                                                                      2
Restrictions and requirements of the AllianceBernstein Bond,
  AllianceBernstein Balanced, AllianceBernstein Common Stock and
  AllianceBernstein Mid Cap Growth Funds                                     2


Certain investments of the AllianceBernstein Bond,
  AllianceBernstein Mid Cap Growth and/or AllianceBernstein
  Balanced Funds                                                             2


Portfolio holdings policy for the Pooled Separate Accounts                   3
Brokerage fees and charges for securities transactions                       4


Additional information about RIA                                             5


Loan provisions                                                              5
Annuity benefits                                                             6
Amount of fixed-annuity payments                                             6
Ongoing operations fee                                                       6


Management for the AllianceBernstein Bond, AllianceBernstein Balanced,
  AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth
  Funds and AXA Equitable                                                    7


Funds                                                                        7
Portfolio managers' information (AllianceBernstein Bond Fund,
  AllianceBernstein Balanced Fund, AllianceBernstein Common Stock
  Fund and AllianceBernstein Mid Cap Growth Fund)                            7

Investment professional conflict of interest disclosure                     12
Portfolio manager compensation                                              12
Distribution of the contracts                                               13
Custodian and independent registered public accounting firm                 13
AXA Equitable                                                               14
 Directors                                                                  14
 Directors -- Officers                                                      16
 Other Officers                                                             16


Separate Account Units of Interest Under Group Annuity Contracts            21


Financial statements index                                                  22


Financial statements                                                     FSA-1

Send this request form to receive a Statement of Additional Information

To: AXA Equitable--RIA Service Office
    P.O. Box 8095
    Boston, MA 02266-8095

--------------------------------------------------------------------------------


Please send me a Retirement Investment Account(R) SAI for May 1, 2009.



--------------------------------------------------------------------------------
Name


--------------------------------------------------------------------------------
Address


--------------------------------------------------------------------------------
City                             State               Zip



Client number:
              ------------------------------------------------------------------










                                                                          x02467

Retirement Investment Account(R)



Statement of additional information dated
May 1, 2009


--------------------------------------------------------------------------------


This statement of additional information ("SAI") is not a prospectus. It should be read in conjunction with the prospectus for our Retirement Investment Account(R) ("RIA"), dated May 1, 2009 ("prospectus"), and any supplements.


Terms defined in the prospectus have the same meaning in the SAI unless the context otherwise requires.

On September 7, 2004, our name was changed from "The Equitable Life Assurance Society of the United States" to "AXA Equitable Life Insurance Company."

You can obtain a copy of the prospectus, and any supplements to the prospectus, from us free of charge by writing or calling the RIA service office listed on the back of this SAI, or by contacting your financial professional. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104 and our telephone number is (212) 554-1234.

TABLE OF CONTENTS
Who is AXA Equitable?                                                        2
Fund information                                                             2
General                                                                      2
Restrictions and requirements of the AllianceBernstein Bond,
     AllianceBernstein Balanced, AllianceBernstein Common
     Stock and AllianceBernstein Mid Cap Growth Funds                        2


Certain investments of the AllianceBernstein Bond,
     AllianceBernstein Mid Cap Growth and/or
     AllianceBernstein Balanced Funds                                        2


Portfolio holdings policy for the Pooled Separate Accounts                   3
Brokerage fees and charges for securities transactions                       4
Additional information about RIA                                             5
Loan provisions                                                              5
Annuity benefits                                                             6
Amount of fixed-annuity payments                                             6
Ongoing operations fee                                                       6
Management for the AllianceBernstein Bond,
     AllianceBernstein Balanced, AllianceBernstein
     Common Stock and AllianceBernstein Mid Cap
     Growth Funds and AXA Equitable                                          7
Funds                                                                        7
Portfolio managers' information (AllianceBernstein Bond Fund,
     AllianceBernstein Balanced Fund, AllianceBernstein
     Common Stock Fund and AllianceBernstein Mid Cap
     Growth Fund)                                                            7
Investment professional conflict of interest disclosure                     12
Portfolio manager compensation                                              12
Distribution of the contracts                                               13
Custodian and independent registered public accounting firm                 13
AXA Equitable                                                               14
     Directors                                                              14
     Officers -- Directors                                                  16
     Other Officers                                                         16
Separate Accounts Units of Interest Under Group
     Annuity Contracts                                                      21
Financial statements index                                                  22
Financial statements                                                     FSA-1



              Copyright 2009. AXA Equitable Life Insurance Company
             1290 Avenue of the Americas, New York, New York 10104.
 All rights reserved. Retirement Investment Account(R) is a registered service mark of The AXA Equitable Life Insurance Company.


SAI 4ACS (5/08)

                                                                         x02467

WHO IS AXA EQUITABLE?

AXA Equitable is a wholly-owned subsidiary of AXA Financial Services, LLC, a holding company, which is itself a wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial"). Interests in AXA Financial are held by the immediate holding company, AXA America Holdings, Inc., and the following affiliated companies: AXA Corporate Solutions Reinsurance Company ("AXA Corporate Solutions") and AXA Belgium SA. AXA SA ("AXA") holds its interest in AXA America Holdings, Inc. and AXA Corporate Solutions, directly and indirectly through its wholly-owned subsidiary holding company, Ouidinot Participations. AXA holds its interest in AXA Belgium SA, through its wholly-owned subsidiary holding company, AXA Holdings Belgium SA.


FUND INFORMATION

GENERAL

In our prospectus we discuss in more detail, among other things, the structure of the AllianceBernstein Bond, AllianceBernstein Balanced, AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds, their investment objectives and policies, including the types of portfolio securities that they may hold and levels of investment risks that may be involved, and investment management. We also summarize certain of these matters with respect to the Investment Funds and their corresponding portfolios. See "Investment options" in the prospectus.

Here we will discuss special restrictions, requirements and transaction expenses that apply to the AllianceBernstein Bond, AllianceBernstein Balanced, AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds, certain investments of the AllianceBernstein Bond Fund and determination of the value of units for all Funds, including some historical information. You can find information about the investment objectives and policies, as well as restrictions, requirements and risks pertaining to the corresponding AXA Premier VIP Trust or EQ Advisors Trust portfolio in which the Investment Funds invest in the prospectus and SAI for each Trust.


RESTRICTIONS AND REQUIREMENTS OF THE ALLIANCEBERNSTEIN BOND, ALLIANCEBERNSTEIN BALANCED, ALLIANCEBERNSTEIN COMMON STOCK AND ALLIANCEBERNSTEIN MID CAP GROWTH FUNDS


Neither the AllianceBernstein Common Stock Fund nor the AllianceBernstein Balanced Fund will make an investment in an industry if that investment would cause either Fund's holding in that industry to exceed 25% of either Fund's assets. The United States government, and its agencies and instrumentalities, are not considered members of any industry.

The AllianceBernstein Bond Fund, AllianceBernstein Balanced Fund and AllianceBernstein Common Stock Fund will not purchase or write puts or calls (options). The AllianceBernstein Mid Cap Growth Fund will not purchase or write puts (options).


The following investment restrictions apply to the AllianceBernstein Bond, AllianceBernstein Balanced, AllianceBernstein Common Stock and
AllianceBernstein Mid Cap Growth Funds. None of these Funds will:

o trade in foreign exchanges (however, the AllianceBernstein Bal anced Fund will trade in foreign exchanges, except those that fall into the MSCI Emerging Markets country definition, with respect to the Global Equity sub-portfolio);

o trade in commodities or commodity contracts (except the Allian ceBernstein Balanced Fund is permitted to enter into hedging transactions through the use of currency forwards, as described in the prospectus);

o    purchase real estate or mortgages, except as stated below. The
     Funds may buy shares of real estate investment trusts listed on stock exchanges or reported on the NASDAQ which is now a national stock market exchange;

o make an investment in order to exercise control or management over a company;

o underwrite the securities of other companies, including purchas ing securities that are restricted under the 1933 Act or rules or regulations thereunder (restricted securities cannot be sold publicly until they are registered under the 1933 Act), except as stated below;

o make short sales, except when the Fund has, by reason of owner ship of other securities, the right to obtain securities of equivalent kind and amount that will be held as long as they are in short position;

o have more than 5% of its assets invested in the securities of any one registered investment company. A Fund may not own more than 3% of a registered investment company's outstanding voting securities. The Fund's total holdings of registered investment company securities may not exceed 10% of the value of the Fund's assets;

o purchase any security on margin or borrow money except for short-term credits necessary for clearance of securities transactions;

o make loans, except loans through the purchase of debt obliga tions or through entry into repurchase agreements; or

o invest more than 10% of its total assets in restricted securities, real estate investments, or portfolio securities not readily marketable (The AllianceBernstein Common Stock Fund will not invest in restricted securities).



CERTAIN INVESTMENTS OF THE ALLIANCEBERNSTEIN BOND, ALLIANCEBERNSTEIN MID CAP GROWTH AND/OR ALLIANCEBERNSTEIN BALANCED FUNDS

The following are brief descriptions of certain types of investments which may be made by the AllianceBernstein Bond, AllianceBernstein Mid Cap Growth and/or AllianceBernstein Balanced Funds and certain risks and investment techniques.


Mortgage-related Securities. The AllianceBernstein Bond and AllianceBernstein Balanced Funds may invest in mortgage-related securities (including agency and non-agency fixed, ARM and hybrid pass throughs, agency and non-agency CMO's, commercial mortgage-backed securities and dollar rolls). Principal and interest payments made on mortgages in the pools are passed through to the holder of securities. Payment of principal and interest on some mortgage-related securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association, or "GNMA"), or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the Federal National Mortgage Corporation ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage-related securities created by non-governmental issuers (such as financial institutions, and other secondary market issuers) may be supported by various forms of insurance or guarantees.

Collateralized mortgage obligations. The AllianceBernstein Bond and AllianceBernstein Balanced Funds may invest in collateralized mortgage obligations ("CMOs"). CMOs are debt obligations that were developed specifically to reallocate the various risks inherent in mortgage-backed securities across various bond classes or tranches. They are collateralized by underlying mortgage loans or pools of mortgage-pass-through securities. They can be issued by both agency (GNMA, FHLMC or FNMA) or non-agency issuers. CMOs are not mortgage pass-through securities. Rather, they are pay-through securities, i.e. securities backed by cash flow from the underlying mortgages. CMOs are typically structured into multiple classes, with each class bearing a different stated maturity and having different payment streams. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding longer maturity classes receive principal payments only after the shorter class or classes have been retired.

Asset-backed securities. The AllianceBernstein Bond and AllianceBernstein Balanced Funds may purchase asset-backed securities. The securitization techniques used to develop mortgage-backed securities are also applied to a broad range of financial assets. Through the use of trusts and special purpose vehicles, various types of assets, including automobile loans and leases, credit card receivables, home equity loans, equipment leases and trade receivables, are securitized in structures similar to the structures used in mortgage securitizations. The AllianceBernstein Balanced and the AllianceBernstein Bond Funds may invest in other asset-backed securities that may be developed in the future or as would be deemed appropriate.

Non-US Debt. The AllianceBernstein Balanced Fund may invest in non-U.S. sovereign and corporate debt issued in U.S. Dollars.

Zero coupon bonds. The AllianceBernstein Bond and AllianceBernstein Balanced Funds may invest in zero coupon bonds. Such bonds may be issued directly by agencies and instrumentalities of the U.S. Government or by private corporations. Zero coupon bonds may originate as such or may be created by stripping an outstanding bond. Zero coupon bonds do not make regular interest payments. Instead, they are sold at a deep discount from their face value. Because a zero coupon bond does not pay current income, its price can be very volatile when interest rates change.


Repurchase agreements. Repurchase agreements are currently entered into with creditworthy counterparties including broker-dealers, member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities. Repurchase agreements are often for short periods such as one day or a week, but may be longer. Investment may be made in repurchase agreements pertaining to the marketable obligations, or marketable obligations guaranteed by the United States Government, its agencies or instrumentalities.

Debt securities subject to prepayment risks. Mortgage-related securities and certain collateralized mortgage obligations, asset-backed securities and other debt instruments in which the AllianceBernstein Balanced Fund and AllianceBernstein Bond Fund may invest are subject to prepayments prior to their stated maturity. The Fund usually is unable to accurately predict the rate at which prepayments will be made, which rate may be affected, among other things, by changes in generally prevailing market interest rates. If prepayments occur, the Fund suffers the risk that it will not be able to reinvest the proceeds at as high a rate of interest as it had previously been receiving. Also, the Fund will incur a loss to the extent that prepayments are made for an amount that is less than the value at which the security was then being carried by the Fund.


When-issued and delayed delivery securities. The AllianceBernstein Bond, AllianceBernstein Mid Cap Growth and AllianceBernstein Balanced Funds may purchase and sell securities on a when-issued or delayed delivery basis. In these transactions, securities are purchased or sold by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. When a Fund engages in when-issued or delayed delivery transactions, the Fund relies on the other party to consummate the transaction. Failure to consummate the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When-issued and delayed delivery transactions are generally expected to settle within three months from the date the transactions are entered into, although the Fund may close out its position prior to the settlement date. The Fund will sell on a forward settlement basis only securities it owns or has the right to acquire.


Foreign currency forward contracts. The AllianceBernstein Balanced Fund may enter into contracts for the purchase or sale of a specific foreign currency at a future date at a price set at the time of the contract. The Fund will enter into such forward contracts for hedging purposes only.

Hedging transactions. The AllianceBernstein Balanced Fund may engage in transactions which are designed to protect against potential adverse price movements in securities owned or intended to be purchased by the Fund.


PORTFOLIO HOLDINGS POLICY FOR THE POOLED SEPARATE ACCOUNTS

It is the policy of the Pooled Separate Accounts (the "Separate Accounts") to safeguard against misuse of their portfolio holdings information and to prevent the selective disclosure of such information. Each Separate Account will publicly disclose its holdings in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC. The portfolio holdings information for the Separate Accounts including, among other things, the top ten holdings and complete portfolio holdings, is available on a monthly basis and generally can be obtained by contract holders/participants or their consultants, free of charge, 15 days after the month end by calling 1-866-642-3127. AXA Equitable has established this procedure to provide prompt portfolio holdings information so that contractholders and their consultants can perform effective oversight of plan investments.

On a case-by-case basis, AXA Equitable may approve the disclosure of non-public portfolio holdings and trading information to particular individuals or entities in appropriate circumstances. In all cases, the approval of release of non-public portfolio holdings or trading information will be conditioned on the obligation of the recipient to maintain the confidentiality of the information including an obligation not to trade on non-public information. Neither AXA Equitable nor its investment adviser, AllianceBernstein L.P., discloses non-public portfolio holdings or portfolio trade information of any Separate Account to the media.

In addition, with the approval of our investment officers, non-public portfolio holdings information may be provided as part of the legitimate business activities of each Separate Account to the following service providers and other organizations: auditors; the custodian; the accounting service provider, the administrator; the transfer agent; counsel to the Separate Accounts; regulatory authorities; pricing services; and financial printers. The entities to whom we or the investment advisor voluntarily provide holdings information, either by explicit agreement or by virtue of their respective duties to each Separate Account, are required to maintain the confidentiality of the information disclosed, including an obligation not to trade on non-public information. As of the date of this SAI, we have ongoing arrangements to provide non-public portfolio holdings information to the following service providers: JPMorgan Chase, State Street-Kansas City, PricewaterhouseCoopers LLP, Capital Printing Systems, Inc., and RR Donnelley. Each of these arrangements provides for ongoing disclosure of current portfolio holdings information so that the entity can provide services to the Separate Accounts. These service providers do not provide any compensation to AXA Equitable, the Separate Accounts or any affiliates in return for the disclosure of non-public portfolio holdings information.

Until particular portfolio holdings information has been released in regulatory filings or is otherwise available to contract holders and/or participants, and except with regard to the third parties described above, no such information may be provided to any party without the approval of our investment officers or the execution by such third party of an agreement containing appropriate confidentiality language which has been approved by our Legal Department. Our investment officers will monitor and review any potential conflicts of interest between the contract holders/participants and AXA Equitable and its affiliates that may arise from potential release of non-public portfolio holdings information. We will not release portfolio holdings information unless it is determined that the disclosure is in the best interest of its contract holders/participants and there is a legitimate business purpose for such disclosure. No compensation is received by AXA Equitable or its affiliates or any other person in connection with the disclosure of portfolio holdings information.


BROKERAGE FEES AND CHARGES FOR SECURITIES TRANSACTIONS

We discuss in the prospectus that we are the investment manager of the AllianceBernstein Bond, AllianceBernstein Balanced, AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds. As the investment manager of these Funds, we invest and reinvest the assets of these Funds in a manner consistent with the policies described in the prospectus. In providing these services we currently use the personnel and facilities of our majority-owned subsidiary, AllianceBernstein L.P. ("AllianceBernstein"), for portfolio selection and transaction services, including arranging the execution of portfolio transactions. AllianceBernstein is also an adviser for certain portfolios in EQ Advisors Trust and AXA Premier VIP Trust. Information on brokerage fees and charges for securities transactions for the Trusts' portfolios is provided in the prospectus for each Trust.

The AllianceBernstein Bond, AllianceBernstein Balanced, AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds are charged for securities brokers commissions, transfer taxes and other fees and expenses relating to their operation. Transactions in equity securities for a Fund are executed primarily through brokers which receive a commission paid by the Fund. Brokers are selected by AllianceBernstein. AllianceBernstein seeks to obtain the best price and execution of all orders placed for the portfolio of the Funds, considering all the circumstances. If transactions are executed in the over-the-counter market AllianceBernstein will deal with the principal market makers, unless more favorable prices or better execution is otherwise obtainable. There are occasions on which portfolio transactions for the Funds may be executed as part of concurrent authorizations to purchase or sell the same security for certain other accounts or clients advised by AllianceBernstein. Although these concurrent authorizations potentially can be either advantageous or disadvantageous to the Funds, they are effected only when it is believed that to do so is in the best interest of the Funds. When these concurrent authorizations occur, the objective is to allocate the executions among the accounts or clients in a fair manner.

Recently, the increasing number of low-cost automated order execution services have contributed to lower commission rates. These services, often referred to as "low touch" trading, take advantage of the electronic connectivity of market centers, eliminating the need for human intervention and thereby lowering the cost of execution. These services include: 1) direct market access (DMA) options, in which orders are placed directly with market centers, such as NASDAQ or Archipelago; 2) aggregators, which allow access to multiple markets simultaneously; and 3) algorithmic trading platforms, which use complex mathematical models to optimize trade routing and timing.

We try to choose only brokers which we believe will obtain the best prices and executions on securities transactions. Subject to this general requirement, we also consider the amount and quality of securities research services provided by a broker. Typical research services include general economic information and analyses and specific information on and analyses of companies, industries and markets. Factors we use in evaluating research services include the diversity of sources used by the broker and the broker's experience, analytical ability and professional stature.

The receipt of research services from brokers tends to reduce our expenses in managing the AllianceBernstein Bond, AllianceBernstein Balanced, AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds. We take this into account when setting the expense charges. Brokers who provide research services may charge somewhat higher commissions than those who do not. However, we will select only brokers whose commissions we believe are reasonable in all the circumstances.

We periodically evaluate the services provided by brokers and prepare internal proposals for allocating among those various brokers business for all the accounts we manage or advise. That evaluation involves consideration of the overall capacity of the broker to execute transactions, its financial condition, its past performance and the value of research services provided by the broker in servicing the various accounts advised or managed by us. Generally, we do not tell brokers that we will try to allocate a particular amount of business to them. We do occasionally let brokers know how their performance has been evaluated.

Research information that we obtain may be used in servicing all clients or accounts under our management, including our general account. Similarly, we will not necessarily use all research provided by a broker or dealer with which the Funds transact business in connection with those Funds.

Transactions for the AllianceBernstein Bond, AllianceBernstein Balanced, AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds in the over-the-counter market are normally executed as principal transactions with a dealer that is a principal market maker in the security, unless a better price or better execution can be obtained from another source. Under these circumstances, the Funds pay no commission. Similarly, portfolio transactions in money market and debt securities will normally be executed through dealers or underwriters under circumstances where the Fund pays no commission.

When making securities transactions for the AllianceBernstein Bond, AllianceBernstein Balanced, AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds that do not involve paying a brokerage commission (such as the purchase of short-term debt securities), we seek to obtain prompt execution in an effective manner at the best price. Subject to this general objective, we may give orders to dealers or underwriters who provide investment research. None of the Funds will pay a higher price, however, and the fact that we may benefit from such research is not considered in setting the expense charges.

In addition to using brokers and dealers to execute portfolio securities transactions for clients or accounts we manage, we may enter into other types of business transactions with brokers or dealers. These other transactions will be unrelated to allocation of the Funds' portfolio transactions.


For the years ended December 31, 2008, 2007 and 2006, total brokerage commissions for Separate Account No. 10 -- Pooled were $16,477, $30,630 and $29,394, respectively; for Separate Account No. 4 -- Pooled were $348,431, $441,947 and $739,493, respectively; for Separate Account No. 3 -- Pooled were $194,311, $204,085, and $453,828, respectively; and for Separate Account No. 13 -- Pooled were $0, $0 and $0, respectively. For the fiscal year ended December 31, 2007, commissions of $2,810, $172,937 and $78,999 were paid to brokers providing research services to Separate Account No. 10 -- Pooled, Separate Account No. 4 -- Pooled and Separate Account No. 3 -- Pooled, respectively, on portfolio transactions of $63,660,548, $886,324,100 and $203,239,975, respectively.




ADDITIONAL INFORMATION ABOUT RIA


LOAN PROVISIONS

Loans to plan trustees on behalf of participants are permitted in our RIA program. It is the plan administrator's responsibility to administer the loan program.

The following are important features of the RIA loan provision:

o We will only permit loans from the guaranteed interest option. If the amount requested to be borrowed plus the loan fee and loan reserve we discuss below is more than the amount available in the guaranteed interest option for the loan transaction, the employer can move the additional amounts necessary from one or more Funds to the guaranteed interest option.

o The plan administrator determines the interest rate, the maximum term and all other terms and conditions of the loan.

o Repayment of loan principal and interest can be made only to the guaranteed interest option. The employer must identify the portion of the repayment amount which is principal and which is interest.

o Upon repayment of a loan amount, any repayment of loan princi pal and loan reserve (see below) taken from one or more Funds for loan purposes may be moved back to a Fund.

o We charge a loan fee in an amount equal to 1% of the loan prin cipal amount on the date a loan is made. The contingent withdrawal charge will be applied to any unpaid principal, as if the amount had been withdrawn on the day the principal payment was due. See "Charges and expenses" in the prospectus.

o The minimum amount of a loan for a participant is $1,000, and the maximum amount is 90% of the balances in all the investment options for a participant. An employer plan, the Code and the DOL (as described in "Tax information" in the prospectus) may impose additional conditions or restrictions on loan transactions.

o On the date a loan is made, we create a loan reserve account in the guaranteed interest option in an amount equal to 10% of the loan amount. The 10% loan reserve is intended to cover (1) the ongoing operations fee applicable to amounts borrowed, (2) the possibility of our having to deduct applicable contingent withdrawal charges (see "Charges and expenses" in the prospectus) and (3) the deduction of any other withholdings, if required. The loan amount will not earn any interest under the contracts while the loan is outstanding. The amount of the loan reserve will continue to earn interest at the guaranteed interest option rate applicable for the employer plan.

o The ongoing operations fee will apply to the sum of the invest ment option balances (including the loan reserve) plus any unpaid loan principal. If the employer plan is terminated or any amount is withdrawn, or if any withdrawal from RIA results in the reduction of the 10% loan reserve amount in the guaranteed interest option, during the time a loan is outstanding, the contingent withdrawal charge will be applied to any principal loan balances outstanding as well as to any employer plan balances (including the loan reserve) in the investment options. See "Charges and expenses" in the prospectus.


ANNUITY BENEFITS

Subject to the provisions of an employer plan, we have available under RIA the following forms of fixed annuities.

o Life annuity: An annuity which guarantees a lifetime income to the retired employee-participant ("annuitant") and ends with the last monthly payment before the annuitant's death. There is no death benefit associated with this annuity form and it provides the highest monthly amount of any of the guaranteed life annuity forms. If this form of annuity is selected, it is possible that only one payment will be made if the annuitant dies after that payment.

o Life annuity -- period certain: This annuity form guarantees a lifetime income to the annuitant and, if the annuitant dies during a previously selected minimum payment period, continuation of payments to a designated beneficiary for the balance of the period. The minimum period is usually 5, 10, 15 or 20 years.

o Life annuity -- refund certain: This annuity form guarantees a lifetime income to the annuitant and, if the annuitant dies before the initial single premium has been recovered, payments will continue to a designated beneficiary until the single premium has been recovered. If no beneficiary survives the annuitant, the refund will be paid in one lump sum to the estate.

o Period certain annuity: Instead of guaranteed lifetime income, this annuity form provides for payments to the annuitant over a specified period, usually 5, 10, 15 or 20 years, with payments continuing to the designated beneficiary for the balance of the period if the annuitant dies before the period expires.

o Qualified joint and survivor life annuity: This annuity form guarantees lifetime income to the annuitant, and, after the annuitant's death, the continuation of income to the surviving spouse. Generally, unless a married annuitant elects otherwise with the written consent of his spouse, this will be the form of annuity payment. If this form of annuity is selected, it is possible that only one payment will be made if both the annuitant and the spouse die after that payment.

All of the forms outlined above (with the exception of qualified joint and survivor life annuity) are available as either Single or Joint life annuities. We offer other forms not outlined here. Your financial professional can provide details.

AMOUNT OF FIXED-ANNUITY PAYMENTS

Our forms of a fixed annuity provide monthly payments of specified amounts. Fixed-annuity payments, once begun, will not change. The size of payments will depend on the form of annuity that is chosen, our annuity rate tables in effect when the first payment is made, and, in the case of a life income annuity, on the annuitant's age. The tables in our contracts show monthly payments for each $1,000 of proceeds applied under an annuity. If our annuity rates in effect on the annuitant's retirement date would yield a larger payment, those current rates will apply instead of the tables. Our annuity rate tables are designed to determine the amounts required for the annuity benefits elected and for administrative and investment expenses and mortality and expense risks. Under our contracts we can change the annuity rate tables every five years. Such changes would not affect annuity payments being made.


ONGOING OPERATIONS FEE

We determine the ongoing operations fee based on the combined net balances of an employer plan in all the investment options (including any outstanding loan balances) at the close of business on the last business day of each month. For employer plans that adopted RIA on or before February 9, 1986, we use the rate schedule set forth below, and apply it to the employer plan balances at the close of business on the last business day of the following month. For employer plans that adopted RIA after February 9, 1986 we use the rate schedule set forth in the prospectus. See "Charges and expenses" in the prospectus.

--------------------------------------------
     Combined balance            Monthly
  of investment options           rate
--------------------------------------------
First           $150,000      1/12 of 1.25%
Next            $350,000      1/12 of 1.00%
Next            $500,000      1/12 of 0.75%
Next          $1,500,000      1/12 of 0.50%
Over          $2,500,000      1/12 of 0.25%
--------------------------------------------

MANAGEMENT FOR THE ALLIANCEBERNSTEIN BOND, ALLIANCEBERNSTEIN BALANCED, ALLIANCEBERNSTEIN COMMON STOCK AND ALLIANCEBERNSTEIN MID CAP GROWTH FUNDS AND AXA EQUITABLE

FUNDS


In the Prospectus we give information about us, the AllianceBernstein Bond, AllianceBernstein Balanced, AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds and how we, together with AllianceBernstein, provide investment management for the investments and operations of these Funds. See "More information" in the prospectus. The amounts of the investment management and financial accounting fees we received from employer plans participating through registered contracts in the AllianceBernstein Balanced, AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds in 2008 were $3,957, $5,562, and $2,710, respectively; in 2007 were $5,731, $8,277 and $4,071, respectively; and 2006 were $5,872, $9,873 and $4,380, respectively. The amount of such fees received under the AllianceBernstein Bond Fund in 2008, 2007 and 2006 were $0, $0 and $0, respectively.


PORTFOLIO MANAGERS' INFORMATION (ALLIANCEBERNSTEIN BOND FUND, ALLIANCEBERNSTEIN BALANCED FUND, ALLIANCEBERNSTEIN COMMON STOCK FUND AND ALLIANCEBERNSTEIN MID CAP GROWTH FUND)

The tables and discussion below provide information with respect to the portfolio managers who are primarily responsible for the day-to-day management of each Fund.



-------------------------------------------------------------------------------------------------------
                                    AllianceBernstein Bond Fund, Separate Account No. 13 ("Fund")
                                                 AllianceBernstein L.P. ("Adviser")
                                                 Information as of December 31, 2008
-------------------------------------------------------------------------------------------------------
(a)(1) Portfolio manager(s) of the    (a)(2) For each person identified in column (a)(1), the
Adviser named in the prospectus       number of other accounts of the Adviser managed by the
                                      person within each category below and the total assets in
                                      the accounts managed within each category below
                                      -----------------------------------------------------------------
                                      Registered Invest-    Other Pooled Invest-
                                      ment Companies        ment Vehicles         Other Accounts
                                      -----------------------------------------------------------------
                                      Number     Total      Number     Total      Number     Total
                                      of         Assets     of         Assets     of         Assets
                                      Accounts   ($MM)      Accounts   ($MM)      Accounts   ($MM)
-------------------------------------------------------------------------------------------------------
Alison Martier                               6    8,739            6      250          114    8,059
-------------------------------------------------------------------------------------------------------
Greg Wilensky                                9    8,856           15    1,007          118    8,207
-------------------------------------------------------------------------------------------------------
Shawn Keegan                                11   11,167           14    2,303          254   14,327
-------------------------------------------------------------------------------------------------------
Joran Laird                                  6    8,739            6      250          114    8,059
-------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------
(a)(1) Portfolio manager(s) of the    (a)(3) For each of the categories in column (a)(2), the
Adviser named in the prospectus       number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the
                                      performance of the account
                                      -----------------------------------------------------------------
                                      Registered Invest-    Other Pooled Invest-
                                      ment Companies        ment Vehicles         Other Accounts
                                      -----------------------------------------------------------------
                                      Number     Total      Number     Total      Number     Total
                                      of         Assets     of         Assets     of         Assets
                                      Accounts   ($MM)      Accounts   ($MM)      Accounts   ($MM)
-------------------------------------------------------------------------------------------------------
Alison Martier                              --       --           --       --            4      648
-------------------------------------------------------------------------------------------------------
Greg Wilensky                                1       11            1      133            4      648
-------------------------------------------------------------------------------------------------------
Shawn Keegan                                --       --            2      285            5    1,254
-------------------------------------------------------------------------------------------------------
Joran Laird                                 --       --           --       --            4      648
-------------------------------------------------------------------------------------------------------


Note: $MM means millions

For a description of any material conflicts, please see "Investment professional conflict of interest" later in the SAI.

For compensation information, please see "AllianceBernstein's compensation program" later in the SAI.


Ownership of Securities of AXA's insurance products for which the Fund serves as an investment option (Retirement Investment Account and Members Retirement Program):


---------------------------------------------------------------------------------------------------------
                                            $10,001-    $50,001-    $100,001-    $500,001 -    over
 Portfolio Manager    None    $1-$10,000    $50,000     $100,000    $500,000     $1,000,000    $1,000,000
---------------------------------------------------------------------------------------------------------
Alison Martier        X*
---------------------------------------------------------------------------------------------------------
Shawn Keegan          X
---------------------------------------------------------------------------------------------------------
Joran Laird           X
---------------------------------------------------------------------------------------------------------
Greg Wilensky         X
---------------------------------------------------------------------------------------------------------


* Alison Martier does not own any shares in the Fund. While there are no insurance products ownership to report, Ms. Martier participates in the AXA Equitable Savings and Invest ment Plan and owns shares as follows: 13,339.6006 shares in the AXA Target 2020.



Shawn Keegan, Greg Wilensky and Joran Laird have no ownership shares to report.

Alison M. Martier -- Senior Vice President and Senior Portfolio Manager


Ms. Martier is a Senior Portfolio Manager and a member of the Rates & Currencies Research Review Team. She also serves as Director of the Fixed Income Senior Portfolio Manager Team. Prior to assuming her current role, Ms Martier served as Director of our US Core Fixed Income service from 2002 to 2007. She remains a member of the US Core Portfolio Management team. Ms. Martier joined the firm in 1993 from Equitable Capital. She joined Equitable as a trader in 1979 and has been a portfolio manager since 1983. Ms. Martier holds a BA from Northwestern University and an MBA from New York University's Graduate School of Business Administration. CFA Charterholder. Location: New York

Greg Wilensky -- Senior Vice President and Portfolio Manager -- US Core and Absolute Return

Mr. Wilensky is a member of the US Core and Absolute Return teams and also manages US Inflation-Linked Securities portfolios. In addition, Mr. Wilensky has been responsible for the firm's stable value business since 1998. Prior to joining AllianceBernstein as a portfolio manager in 1996, Mr. Wilensky was a treasury manager in the corporate finance group at AT&T Corp. He earned a BS in Business Administration from Washington University and an MBA from the University of Chicago. Member of the New York Society of Security Analysts. CFA Charterholder. Location: New York


Shawn Keegan -- Vice President and Portfolio Manager


Mr. Keegan is the credit specialist for AllianceBernstein's multi-sector strategies. He is a member of the firm's Credit Research Review Team as well as the Credit and US Core Fixed Income Portfolio Management Teams. He joined the firm in 1993 as a portfolio assistant. He spent a year at Aladdin Capital as a trader before joining the US Core Fixed Income Team in early 2001. He holds a BS in Finance from Siena College. Location: New York


Joran Laird -- Vice President and Portfolio Manager

Mr. Laird has recently joined the US Core team from the New Zealand office where he was responsible for management of cash portfolios, quantitative trading and contributing to the overall fixed interest strategy. Prior to joining the firm in 2000, Mr. Laird served as a treasury dealer and senior market risk analyst. He holds both a Bachelors Degree of Commerce and a Masters Degree of Commerce in Economics from the University of Canterbury. CFA Charterholder. Location: New York




-------------------------------------------------------------------------------------------------------
                                    AllianceBernstein Balanced Fund, Separate Account No. 10 ("Fund")
                                                 AllianceBernstein L.P. ("Adviser")
                                                 Information as of December 31, 2008
-------------------------------------------------------------------------------------------------------
(a)(1) Portfolio manager(s) of the    (a)(2) For each person identified in column (a)(1), the
Adviser named in the prospectus       number of other accounts of the Adviser managed by the
                                      person within each category below and the total assets in
                                      the accounts managed within each category below
                                      -----------------------------------------------------------------
                                      Registered Invest-    Other Pooled Invest-
                                      ment Companies        ment Vehicles         Other Accounts
                                      -----------------------------------------------------------------
                                      Number     Total      Number     Total      Number     Total
                                      of         Assets     of         Assets     of         Assets
                                      Accounts   ($MM)      Accounts   ($MM)      Accounts   ($MM)
-------------------------------------------------------------------------------------------------------
Alison Martier                               6    8,739          6       250          114    8,056
-------------------------------------------------------------------------------------------------------
Joshua Lisser                               91   32,297        502    13,460          313   46,090
-------------------------------------------------------------------------------------------------------
Greg Wilensky                                9    8,856         15     1,007          118    8,205
-------------------------------------------------------------------------------------------------------
Shawn Keegan                                11   11,167         14     2,303          254   14,324
-------------------------------------------------------------------------------------------------------
Joran Laird                                  6    8,739          6       250          114    8,056
-------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------
(a)(1) Portfolio manager(s) of the    (a)(3) For each of the categories in column (a)(2), the
Adviser named in the prospectus       number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the
                                      performance of the account
                                      -----------------------------------------------------------------
                                      Registered Invest-    Other Pooled Invest-
                                      ment Companies        ment Vehicles         Other Accounts
                                      -----------------------------------------------------------------
                                      Number     Total      Number     Total      Number     Total
                                      of         Assets     of         Assets     of         Assets
                                      Accounts   ($MM)      Accounts   ($MM)      Accounts   ($MM)
-------------------------------------------------------------------------------------------------------
Alison Martier                              --       --         --        --            4      648
-------------------------------------------------------------------------------------------------------
Joshua Lisser                               --       --         11       403           53    6,113
-------------------------------------------------------------------------------------------------------
Greg Wilensky                                1       11          1       133            4      648
-------------------------------------------------------------------------------------------------------
Shawn Keegan                                --       --          2       285            5    1,254
-------------------------------------------------------------------------------------------------------
Joran Laird                                 --       --         --        --            4      648
-------------------------------------------------------------------------------------------------------


Note: $MM means millions

For a description of any material conflicts, please see "Investment professional conflict of interest" later in the SAI.

For compensation information, please see "AllianceBernstein's compensation program" later in the SAI.

Ownership of Securities of AXA's insurance products for which the Fund serves as an investment option (Retirement Investment Account and Members Retirement Program):

------------------------------------------------------------------------------------------------------------
                                           $10,001-    $50,001-    $100,001-    $500,001 -    over
 Portfolio Manager    None    $1-$10,000   $50,000     $100,000    $500,000     $1,000,000    $1,000,000
------------------------------------------------------------------------------------------------------------
Alison Martier        X*
------------------------------------------------------------------------------------------------------------
Joshua Lisser         X
------------------------------------------------------------------------------------------------------------
Shawn Keegan          X
------------------------------------------------------------------------------------------------------------
Joran Laird           X
------------------------------------------------------------------------------------------------------------
Greg Wilensky         X
------------------------------------------------------------------------------------------------------------


* Alison Martier does not own any shares in the Fund. While there are no insurance products ownership to report, Ms. Martier participates in AXA Equitable Savings and Investment Plan and owns shares, pursuant to her prior employment at AXA, as follows:

  o 13,339.6006 shares in the AXA Target 2020.

Joshua Lisser, Shawn Keegan, Greg Wilensky and Joran Laird have no ownership shares to report.

AllianceBernstein Balanced Fund, Separate Account No. 10 ("Fund") is managed by the following team members:

Alison M. Martier -- Senior Vice President and Senior Portfolio Manager


Ms. Martier is a Senior Portfolio Manager and a member of the Rates & Currencies Research Review Team. She also serves as Director of the Fixed Income Senior Portfolio Manager Team. Prior to assuming her current role, Ms Martier served as Director of our US Core Fixed Income service from 2002 to 2007. She remains a member of the US Core Portfolio Management team. Ms. Martier joined the firm in 1993 from Equitable Capital. She joined Equitable as a trader in 1979 and has been a portfolio manager since 1983. Ms. Martier holds a BA from Northwestern University and an MBA from New York University's Graduate School of Business Administration. CFA Charterholder. Location: New York

Joshua B. Lisser -- Chief Investment Officer -- Structured Equities

Mr. Lisser is the CIO -- Structured Equities and is a member of the Blend Strategies team. He joined the firm in 1992 as a portfolio manager in the index strategies group and developed the international and global risk controlled equity services. Prior to joining Alliance Capital, Mr. Lisser was with Equitable Capital specializing in derivative investment strategies. Mr. Lisser received a BA from the State University of New York at Binghamton, where he was elected a member of Phi Beta Kappa, and an MBA from New York University.
Location: New York

Dokyoung Lee -- Director of Research -- Blend Strategies

Mr. Lee was appointed Director of Research in June 2008, in addition to his responsibilities as senior portfolio manager, a position he has held since 2005. From 2001 to 2005, Mr. Lee served on the Japan Value Investment Policy Group as a senior portfolio manager and senior quantitative analyst. Mr. Lee joined AllianceBernstein in 1994 as a quantitative analyst working on the US Small Cap Value team, and was named a portfolio manager for Emerging Markets Value in 1997. Previously, Mr. Lee was a consultant with Andersen Consulting and KPMG Peat Marwick. He earned a BSE from Princeton University. CFA Charterholder. Location: London

Karen Sesin -- Senior Portfolio Manager

Ms. Sesin was appointed senior portfolio manager in January 2006 within the Blend Strategies Team. Ms. Sesin joined Alliance Capital in 1999 as a member of the US Large Cap Growth portfolio management team after serving as chief investment officer for Waycrosse, Inc., an investment company affiliated with Cargill, Inc., one of the largest private companies in the US for over seven years. Prior to Waycrosse, she worked for The Pillsbury Company where she had investment responsibilities for the pension and saving plan assets for three years. Previously, Ms. Sesin worked for The Northern Trust Company in both investment consulting and banking positions for five years. She has a BS from the University of Illinois at Urbana, and an MBA from Northwestern University.
Location: Chicago


Shawn Keegan -- Vice President and Portfolio Manager


Mr. Keegan is the credit specialist for AllianceBernstein's multi-sector strategies. He is a member of the firm's Credit Research Review Team as well as the Credit and US Core Fixed Income Portfolio Management Teams. He joined the firm in 1993 as a portfolio assistant. He spent a year at Aladdin Capital as a trader before joining the US Core Fixed Income Team in early 2001. He holds a BS in Finance from Siena College. Location: New York

Greg Wilensky -- Senior Vice President and Portfolio Manager --US Core and Absolute Return

Mr. Wilensky is a member of the US Core and Absolute Return teams and also manages US Inflation-Linked Securities portfolios. In addition, Mr. Wilensky has been responsible for the firm's stable value business since 1998. Prior to joining AllianceBernstein as a portfolio manager in 1996, Mr. Wilensky was a treasury manager in the corporate finance group at AT&T Corp. He earned a BS in Business Administration from Washington University and an MBA from the University of Chicago. Member of the New York Society of Security Analysts. CFA Charterholder. Location: New York


Joran Laird --Vice President and Portfolio Manager

Mr. Laird has recently joined the US Core team from the New Zealand office where he was responsible for management of cash portfolios, quantitative trading and contributing to the overall fixed interest strategy. Prior to joining the firm in 2000, Mr. Laird served as a treasury dealer and senior market risk analyst. He holds both a Bachelors Degree of Commerce and a Masters Degree of Commerce in Economics from the University of Canterbury. CFA Charterholder. Location: New York


Seth Masters -- Chief Investment Officer -- Blend Strategies & Defined Contribution

Mr. Masters is CIO -- AllianceBernstein Blend Strategies & Defined Contribution, having reassumed the role of CIO Blend Strategies in February 2009. He had previously held the position from the inception of the firm's Blend services in 2002 through June 2008, guiding them from creation to leading forces in the style-blend space. Seth has throughout remained a member of the Blend investment team. In June 2008, Mr. Masters was appointed to head up the newly formed Defined Contribution business unit, and he will continue his oversight of our firm's services in this area. He is also responsible for overseeing research on liability-driven investing, portable alpha, and risk mitigation strategies. Mr. Masters serves on AllianceBernstein's Management Executive Committee, a group of key senior professionals responsible for managing the firm, enacting key strategic initiatives and allocating resources. Between 1994 and 2002, Mr. Masters was Chief Investment Officer for Emerging Market Value Equities. He joined Bernstein in 1991 as a research analyst covering banks, insurance companies, and other financial firms. Over the years, Mr. Masters has pub-lished numerous articles, including "Is There a Better Way to Rebalance?," "Emerging Markets: Managing the Impact of High Costs," "After the Fall: The Case for Emerging Markets Revisited," and more recently "Is There a Better Way to Fix Benchmarks" and "The Future of Defined Contribution Pension Plans." Prior to AllianceBernstein, Mr. Masters worked as a senior associate at Booz, Allen & Hamilton from 1986 to 1990 and taught economics in China from 1983 to 1985. He earned a BA from Princeton University and an MPhil in economics from Oxford University. Location: New York



-------------------------------------------------------------------------------------------------------
                        AllianceBernstein Common Stock Fund, Separate Account No. 4 ("Fund")
                                      AllianceBernstein L.P. ("Adviser")
                                     Information as of February 28, 2009
-------------------------------------------------------------------------------------------------------
(a)(1) Portfolio manager(s) of the    (a)(2) For each person identified in column (a)(1), the
Adviser named in the prospectus       number of other accounts of the Adviser managed by the
                                      person within each category below and the total assets in
                                      the accounts managed within each category below
                                      -----------------------------------------------------------------
                                      Registered Invest-    Other Pooled Invest-
                                      ment Companies        ment Vehicles         Other Accounts
                                      -----------------------------------------------------------------
                                      Number     Total      Number     Total      Number     Total
                                      of         Assets     of         Assets     of         Assets
                                      Accounts   ($MM)      Accounts   ($MM)      Accounts   ($MM)
-------------------------------------------------------------------------------------------------------
Judith A. DeVivo                      6          7,939      6          112        44         6,249
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
(a)(1) Portfolio manager(s) of the    (a)(3) For each of the categories in column (a)(2), the
Adviser named in the prospectus       number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the
                                      performance of the account
                                      -----------------------------------------------------------------
                                      Registered Invest-    Other Pooled Invest-
                                      ment Companies        ment Vehicles         Other Accounts
                                      -----------------------------------------------------------------
                                      Number     Total      Number     Total      Number     Total
                                      of         Assets     of         Assets     of         Assets
                                      Accounts              Accounts              Accounts
-------------------------------------------------------------------------------------------------------
Judith A. DeVivo                      --         --         --         --         --
-------------------------------------------------------------------------------------------------------



Note:    $MM means millions


For a description of any material conflicts, please see "Investment professional conflict of interest" later in the SAI.

For compensation information, please see "AllianceBernstein's compensation program" later in the SAI.


Ownership of Securities of AXA's insurance products for which the Fund serves as an investment option (Retirement Investment Account and Members Retirement Program):



----------------------------------------------------------------------------------------------------------
                                           $10,001-    $50,001-    $100,001-    $500,001 -    over
 Portfolio Manager    None    $1-$10,000   $50,000     $100,000    $500,000     $1,000,000    $1,000,000
----------------------------------------------------------------------------------------------------------
Judith A. DeVivo      X
----------------------------------------------------------------------------------------------------------



The management of and investment decisions for the Fund's portfolio are made by AllianceBernstein's US Passive Team, which is responsible for management of all of AllianceBernstein's Passive accounts.

Judith A. DeVivo -- Senior Vice President and Senior Portfolio Manager--Blend Solutions

Ms. DeVivo is a Senior Vice President and Senior Portfolio Manager. Ms. DeVivo manages equity portfolios benchmarked to a variety of indices including the S&P 500, S&P Midcap, MSCI EAFE, S&P Small Cap and Russell 2000 in addition to several customized accounts. Ms. DeVivo joined Alliance in 1971 and has held a variety of positions throughout the firm. Just prior to joining the Passive Management Group in 1984, Ms. DeVivo was head of portfolio administration for the firm. Location: New York
                                  ----------

-------------------------------------------------------------------------------------------------------
                        AllianceBernstein Mid Cap Growth Fund, Separate Account No. 3 ("Fund")
                                      AllianceBernstein L.P. ("Adviser")
                                     Information as of February 28, 2009
-------------------------------------------------------------------------------------------------------
(a)(1) Portfolio manager(s) of the    (a)(2) For each person identified in column (a)(1), the
Adviser named in the Fund prospectus  number of other accounts of the Adviser managed by the person within each category below and the total assets in
                                      the accounts managed within each category below
                                      -----------------------------------------------------------------
                                      Registered Invest-    Other Pooled Invest-
                                      ment Companies        ment Vehicles         Other Accounts
                                      -----------------------------------------------------------------
                                      Number     Total      Number     Total      Number     Total
                                      of         Assets     of         Assets     of         Assets
                                      Accounts   ($MM)      Accounts   ($MM)      Accounts   ($MM)
-------------------------------------------------------------------------------------------------------
John H. Fogarty                          1        579         --         --         2         987
-------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------
(a)(1) Portfolio manager(s) of the    (a)(3) For each of the categories in column (a)(2), the
Adviser named in the Fund prospectus  number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the
                                      performance of the account
                                      -----------------------------------------------------------------
                                      Registered Invest-    Other Pooled Invest-
                                      ment Companies        ment Vehicles         Other Accounts
                                      -----------------------------------------------------------------
                                      Number     Total      Number     Total      Number     Total
                                      of         Assets     of         Assets     of         Assets
                                      Accounts              Accounts              Accounts
-------------------------------------------------------------------------------------------------------
John H. Fogarty                          --        --          --        --          1        788
-------------------------------------------------------------------------------------------------------



Note: $MM means millions

*  includes wrap fee accounts at the sponsor level

For a description of any material conflicts, please see "Investment professional conflict of interest" later in the SAI.

For compensation information, please see "AllianceBernstein's compensation program" later in the SAI.

Ownership of Securities of AXA's insurance products for which the Fund serves as an investment option (Retirement Investment Account and Members Retirement Program):



---------------------------------------------------------------------------------------------------------
                                            $10,001-    $50,001-    $100,001-    $500,001 -    over
 Portfolio Manager    None    $1-$10,000    $50,000     $100,000    $500,000     $1,000,000    $1,000,000
---------------------------------------------------------------------------------------------------------
John H. Fogarty       X
---------------------------------------------------------------------------------------------------------



The management of and investment decisions for the Fund's portfolio are made by Mr. John H. Fogarty. Mr. Fogarty relies heavily on the fundamental research efforts of the firm's extensive internal research staff.

John H. Fogarty -- Senior Vice President , US Sector Head and Research Analyst

Mr. Fogarty joined the growth fundamental research team covering consumer stocks in 2007. He began his career at Alliance Capital in 1988 performing quantitative research while attending Columbia. Mr. Fogarty started full time with the firm in 1992, joined the US Large Cap Growth team as a generalist and quantitative analyst in 1995, and became a US Large Cap Growth portfolio manager in 1997. He re-joined the firm in 2006 after spending nearly 3 years as a hedge fund manager at Dialectic Capital and Vardon Partners, respectively. Mr. Fogarty received his BA from Columbia University. CFA Charterholder.
Location: New York

INVESTMENT PROFESSIONAL CONFLICT OF INTEREST DISCLOSURE

As an investment adviser and fiduciary, the Adviser owes its clients and shareholders an undivided duty of loyalty. We recognize that conflicts of interest are inherent in our business and accordingly have developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including AllianceBernstein Mutual Funds, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. We place the interests of our clients first and expect all of our employees to meet their fiduciary duties.


EMPLOYEE PERSONAL TRADING

The Adviser has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of the Adviser own, buy or sell secu rities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, the Adviser permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds through direct purchase and/or notionally in connection with deferred incentive compensation awards. The Adviser's Code of Ethics and Business Conduct requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by the Adviser. The Code also requires preclearance of all securities transactions (except transactions in open-end mutual funds) and imposes a one-year holding period for securities purchased by employees to discourage short-term trading.


MANAGING MULTIPLE ACCOUNTS FOR MULTIPLE CLIENTS

The Adviser has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, the Adviser's policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. No investment professional that manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is not tied specifically to the performance of any particular client's account, nor is it directly tied to the level or change in level of assets under management.


ALLOCATING INVESTMENT OPPORTUNITIES

The Adviser has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The investment professionals at the Adviser routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

The Adviser's procedures are also designed to prevent potential conflicts of interest that may arise when the Adviser has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which the Adviser could share in investment gains.

To address these conflicts of interest, the Adviser's policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities. These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.


PORTFOLIO MANAGER COMPENSATION

The Adviser's compensation program for investment professionals is designed to be competitive and effective in order to attract and retain the highest caliber employees. The compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for our clients, including shareholders of the

AllianceBernstein Mutual Funds. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account, nor is compensation tied directly to the level or change in level of assets under management. Investment professionals' annual compensation is comprised of the following:

(i) Fixed base salary: This is generally the smallest portion of compensation. The base salary is a relatively low, fixed salary within a similar range for all investment professionals. The base salary is determined at the outset of employment based on level of experience, does not change significantly from year-to-year and hence, is not particularly sensitive to performance.

(ii) Discretionary incentive compensation in the form of an annual cash bonus:
The Adviser's overall profitability determines the total amount of incentive compensation available to investment professionals. This portion of compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of an investment professional's compensation, the Adviser considers the contribution to his/her team or discipline as it relates to that team's overall contribution to the long-term investment success, business results and strategy of the Adviser. Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor or peer group funds or similar styles of investments, and appropriate, broad-based or specific market indices), and consistency of performance. There are no specific formulas used to determine this part of an investment professional's compensation and the compensation is not tied to any pre-determined or specified level of performance. The Adviser also considers qualitative factors such as the complexity and risk of investment strategies involved in the style or type of assets managed by the investment professional; success of marketing/business development efforts and client servicing; seniority/ length of service with the firm; management and supervisory responsibilities; and fulfillment of the Adviser's leadership criteria.

(iii) Discretionary incentive compensation in the form of awards under the Adviser's Partners Compensation Plan ("deferred awards"): The Adviser's overall profitability determines the total amount of deferred awards available to investment professionals. The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus. There is no fixed formula for determining these amounts. Deferred awards, for which there are various investment options, vest over a four-year period and are generally forfeited if the employee resigns or the Adviser terminates his/her employment. Investment options under the deferred awards plan include many of the same AllianceBernstein Mutual Funds offered to mutual fund investors, thereby creating a close alignment between the financial interests of the investment professionals and those of the Adviser's clients and mutual fund shareholders with respect to the performance of those mutual funds. The Adviser also permits deferred award recipients to allocate up to 50% of their award to investments in the Adviser's publicly traded equity securities.


CONTRIBUTIONS UNDER ALLIANCEBERNSTEIN'S PROFIT SHARING/401(K) PLAN

The contributions are based on AllianceBernstein's overall profitability. The amount and allocation of the contributions are determined at the sole discretion of AllianceBernstein.


DISTRIBUTION OF THE CONTRACTS


Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable, and certain of AXA Equitable's separate accounts, AXA Equitable paid AXA Advisors a fee of $325,380 for each of the years 2008, 2007 and 2006. AXA Equitable paid AXA Advisors as the distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts $677,871,467 in 2008, $731,920,627 in 2007 and $672,531,658
in 2006. Of these amounts, AXA Advisors retained $356,304,358, $386,036,299 and $339,484,801, respectively.



CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

JPMorgan Chase Bank, N.A. is the custodian for the shares of the Trusts owned by Separate Account Nos. 3, 4, 10 and 13. There is no custodian for the shares of the Trusts owned by Separate Account No. 66.


The financial statements of each Separate Account at December 31, 2008 and for each of the two years in the period ended December 31, 2008, and the consolidated financial statements of AXA Equitable at December 31, 2008 and 2007 and for each of the three years in the period ended December 31, 2008 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

AXA EQUITABLE

We are managed by a Board of Directors which is elected by our shareholder(s). Our directors and certain of our executive officers and their principal occupations are as follows. Unless otherwise indicated, the following persons have been involved in the management of AXA Equitable and/or its affiliates in various executive positions during the last five years.




DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
 Name and Principal Business Address   Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Henri de Castries                      Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
AXA                                    September 1993); Chairman of the Board of AXA Financial (since April 1998); Vice Chairman
25, Avenue Matignon                    (February 1996 to April 1998). Chairman of the Management Board (since May 2001) and Chief
75008 Paris, France                    Executive Officer of AXA (January 2000 to May 2002); Vice Chairman of AXA's Management Board
                                       (January 2000 to May 2001). Director or officer of various subsidiaries and affiliates of the
                                       AXA Group. Director of AllianceBernstein Corporation, the general partner of
                                       AllianceBernstein Holding and AllianceBernstein. A former Director of Donaldson, Lufkin and
                                       Jenrette ("DLJ") (July 1993 to November 2000).
------------------------------------------------------------------------------------------------------------------------------------
Denis Duverne                          Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
AXA                                    February 1998). Member of the AXA Management Board (since February 2003) and Chief Financial
25, Avenue Matignon                    Officer (since May 2003), prior thereto, Executive Vice President, Finance, Control and
75008 Paris, France                    Strategy, AXA (January 2000 to May 2003); prior thereto Senior Executive Vice President,
                                       International (US-UK-Benelux) AXA (January 1997 to January 2000); Member of the AXA Executive
                                       Committee (since January 2000); Director, AXA Financial (since November 2003),
                                       AllianceBernstein (since February 1996) and various AXA affiliated companies. Former Director of DLJ (February 1997 to November 2000).
------------------------------------------------------------------------------------------------------------------------------------
Mary (Nina) Henderson                  Director, MONY Life and MONY America (since July 2004); Founder of Henderson Advisory
Henderson Advisory Consulting          Consulting (since January 2001); Retired Corporate Vice President, Core Business Development
425 East 86th Street, Apt. 12-C        of Bestfoods (June 1999 to December 2000). Prior thereto, President, Bestfoods Grocery
New York, NY 10028                     (formerly CPC International, Inc.) and Vice President, Bestfoods (1997 to 2000). Director and
                                       Chairperson of the Nominating & Governance Committee and Lead Director of DelMonte Foods Co.,
                                       Director and Member of the Audit Committee of PACTIV Corporation and Royal Dutch Shell plc;
                                       Former Director, Hunt Corporation (1992 to 2002); Director, AXA Financial and AXA Equitable
                                       (since December 1996).
------------------------------------------------------------------------------------------------------------------------------------
James F. Higgins                       Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
Morgan Stanley                         December 2002). Senior Advisor, Morgan Stanley (since June 2000); Director/Trustee, Morgan
Harborside Financial Center            Stanley Funds (since June 2000); Director, AXA Financial (since December 2002); President and
Plaza Two, Second Floor                Chief Operating Officer -- Individual Investor Group, Morgan Stanley Dean Witter (June 1997
Jersey City, NJ 07311                  to June 2000); President and Chief Operating Officer -- Dean Witter Securities, Dean Witter
                                       Discover & Co. (1993 to May 1997); Director and Chairman of the Executive Committee,
                                       Georgetown University Board of Regents; Director, The American Ireland Fund; and a member of
                                       The American Association of Sovereign Military Order of Malta.
------------------------------------------------------------------------------------------------------------------------------------
Scott D. Miller                        Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
SSA & Company                          September 2002). Chief Executive Officer, (since February 2005) of SSA & Company. Prior
315 East Hopkins Avenue                thereto, President (May 2004 to February 2005). Prior thereto, Vice Chairman (March 2003 to
Aspen, CO 81611                        May 2004), Hyatt Hotels Corporation; President (January 2000 to March 2003); Director, AXA
                                       Financial (since September 2002); NAVTEQ (since May 2004); Director, Interval International
                                       (January 1998 to June 2003); Executive Vice President, Hyatt Development Corporation (1997 to
                                       2000); Director, Schindler Holdings, Ltd. (January 2002 to 2006).
------------------------------------------------------------------------------------------------------------------------------------
Joseph H. Moglia                       Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
TD Ameritrade Holding Corporation      November 2002). Chairman of the Board, TD Ameritrade Holding Corporation (since October 2008)
4211 South 102nd Street                Prior thereto, Chief Executive Officer (March 2001 to October 2008); Director, AXA Financial
Omaha, NE 68127                        (since November 2002); Senior Vice President, Merrill Lynch & Co., Inc. (1984 to March 2001).
------------------------------------------------------------------------------------------------------------------------------------

DIRECTORS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
 Name and Principal Business Address   Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Peter J. Tobin                         Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
1 Briarwood Lane                       March 1999); Special Assistant to the President, St. John's University (September 2003 to
Denville, NJ 07834                     June 2005); prior thereto, Dean, Peter J. Tobin College of Business, St. John's University
                                       (August 1998 to September 2003). Director, AllianceBernstein Corporation (since May 2000);
                                       CIT Group, Inc. (May 1984 to June 2001, June 2002 to present), H. W. Wilson Co. and Junior
                                       Achievement of New York, Inc. and Member and Officer of Rock Valley Tool, LLC. Director of
                                       AXA Financial (since March 1999).
------------------------------------------------------------------------------------------------------------------------------------
Charlynn Goins                         Director of AXA Financial, Inc., AXA Equitable, MONY Life and MONY America (since September
30 Beekman Place                       2006). Vice Chairman of the Board (Distribution Committee) of The New York Community Trust
Apt. 8A                                (since June 2008). Formerly, Chairperson of New York City Health and Hospitals Corporation
New York, NY 10022                     (June 2004 to June 2008). Prior thereto, Independent Trustee of the Mainstay Funds, c/o New
                                       York Life Insurance Company's family of mutual funds (March 2001 to July 2006). Member of the
                                       Distribution Committee of The New York Community Trust (since 2002); Member of the Board of
                                       Trustees of the Brooklyn Museum (since 2002); Member of the Council on Foreign Relations
                                       (since 1991). Member of the Board of Directors of Fannie Mae (since December 2008).
------------------------------------------------------------------------------------------------------------------------------------
Anthony J. Hamilton                    Director of AXA Financial, Inc. (since December 1995). Director of AXA Equitable, MONY Life
AXA UK plc                             and MONY America (since May 2006). Chairman of AXA UK plc (since 1997). Prior thereto, Chief
5 Old Broad Street                     Executive Officer (1978 to October 2002) and Director (April 1978 to January 2005) of
London, England EC2N 1AD               Fox-Pitt, Kelton Group Limited. Currently, Chairman of the Investment Committee and Chairman
                                       of the Remuneration and Nomination Committee of AXA UK plc; Member of the Supervisory Board
                                       and Chairman of the Audit Committee and Member of the Compensation Committee of AXA (since
                                       1997); Director of Binley Limited (since 1994); Director of TAWA plc (since 2004); Member of the Board of Governors of Club de Golf Valderrama (since June 2006).
------------------------------------------------------------------------------------------------------------------------------------
Lorie A. Slutsky                       Director of AXA Financial, Inc., AXA Equitable, MONY Life and MONY America (since September
The New York Community Trust           2006). President of The New York Community Trust (since 1990). Prior thereto, Executive Vice
909 Third Avenue                       President of The New York Community Trust (1987 to 1990). Director and Chairperson of
New York, NY 10022                     Corporate Governance Committee and Member of Executive and Compensation Committees of
                                       AllianceBernstein Corporation (since July 2002); Director (since 1997) and Chairman of the
                                       Board (since April 2004) of BoardSource; Co-Chairperson of Panel on the Nonprofit Sector
                                       (since May 2005); Trustee of The New School University (since 1999); Chairman of the Board of
                                       Governors of the Milano School of Management & Urban Policy (The New School) (since September
                                       2003).
------------------------------------------------------------------------------------------------------------------------------------
Ezra Suleiman                          Director of AXA Financial, Inc., AXA Equitable, MONY Life and MONY America (since May 2006).
Princeton University                   Professor of Politics, IBM Professor of International Studies - Director. Formerly, Director,
Corwin Hall                            Program in European Studies at Princeton University (September 1979 to 2008) and Professor of
Princeton, NJ 08544                    Politics (since September 1979) of Princeton University. Member of AXA's Supervisory Board
                                       (since April 2003); Currently, Member of the Board of Directors of Suez Environment and
                                       Chairman of the Audit Committee and a Member of the Compensation Committee of Suez
                                       Environment; Member of AXA's Selection, Governance and Human Resources Committee and Audit
                                       Committee; Chairman of the Scientific Board of AXA Research Fund; Member of the Management
                                       Committee of Institut Montaigne; Member of the Editorial Board of Comparative Politics;
                                       Member of the Editorial Committee of La Revue des Deux Mondes and Politique Am-ricaine;
                                       Member of HEC International Advisory Board.
------------------------------------------------------------------------------------------------------------------------------------
Peter S. Kraus                         Director of AXA Financial, Inc., AXA Equitable, MONY Life and MONY America (since February
AllianceBernstein Corporation          2009). Director, Chairman of the Board and Chief Executive Officer of AllianceBernstein
1345 Avenue of the Americas            Corporation (since December 2008). Prior thereto, Executive Vice President of Merrill Lynch &
New York, NY 10105                     Co. (September 2008 to December 2008). Prior thereto, Co-Head, Investment Management Division of Goldman Sachs Group, Inc. (March 1986 to March 2008); also held the following positions:
                                       Co-Head of the Financial Institutions Group Tokyo (1990-1996); Partner (1994); Managing
                                       Director (1996). Currently, Director of Keewaydin Camp; Chairman of the Investment Committee
                                       of Trinity College; Chairman of the Board of Overseers of California Institute of the Arts;
                                       and Co-Chair of Friends of the Carnegie International.
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS -- DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
 Name and Principal Business Address   Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Christopher M. Condron                 Director, Chairman of the Board, President (July 2004 to September 2005, February 2006 to
                                       present) and Chief Executive Officer, MONY Life and MONY America (since July 2004); Chairman of the Board, President (July 2004 to September 2005) and Chief Executive Officer, MONY
                                       Holdings, LLC (July 2004 to November 2007); Director, Chairman of the Board, President (May
                                       2002 to September 2005, February 2006 to present) and Chief Executive Officer, AXA Equitable
                                       (since May 2001); Director, President and Chief Executive Officer, AXA Financial (since May
                                       2001); Chairman of the Board, President (May 2001 to September 2005, February 2006 to
                                       present) and Chief Executive Officer (AXA Equitable Financial Services, LLC (since May 2001);
                                       Member of AXA's Management Board (since May 2001); Member of AXA's Executive Committee;
                                       Director (since May 2004) and President (since September 2005), AXA America Holdings, Inc.;
                                       Director, AllianceBernstein Corporation (since May 2001); Director, Chairman of the Board,
                                       President (June 2001 to September 2005, January 2006 to present) and Chief Executive Officer,
                                       AXA Equitable Life and Annuity Company (since June 2001); Director and Chairman, U.S.
                                       Financial Life Insurance Company (December 2006 to May 2007); Member of the Board, American
                                       Council of Life Insurers (since January 2007); Director, Chairman of the Compensation
                                       Committee and Member of the Audit Committee and Corporate Governance and Nominating
                                       Committee, KBW, Inc. (since January 2007); Director, Vice Chairman and Member of Financial
                                       Services Roundtable; Director, The Advest Group, Inc. (July 2004 to December 2005); Director
                                       and Treasurer, The American Ireland Fund (since 1999); Board of Trustees of The University of
                                       Scranton (1995 to 2002); Former Member of the Investment Company Institute's Board of
                                       Governors (October 2001 to 2005); prior thereto, October 1997 to October 2000) and Executive
                                       Committee (1998 to 2000); Former Trustee of The University of Pittsburgh; Former Director,
                                       St. Sebastian Country Day School (1990 to June 2005); Former Director, the Massachusetts
                                       Bankers Association; President and Chief Operating Officer, Mellon Financial Corporation
                                       (1999 to 2001); Chairman and Chief Executive Officer, Dreyfus Corporation (1995 to 2001).
------------------------------------------------------------------------------------------------------------------------------------




OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
 Name and Principal Business Address   Business Experience Within the Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Jennifer Blevins                       Executive Vice President, MONY Life and MONY America (since July 2004); Executive Vice
                                       President (since January 2002), AXA Equitable; Executive Vice President (since January 2002),
                                       AXA Equitable Financial Services, LLC; Director, MONY Assets Corp. (since June 2006);
                                       Director, MONY Benefits Management Corp. (since July 2004); prior thereto, Senior Vice
                                       President and Managing Director, Worldwide Human Resources, Chubb and Son, Inc. (1999 to
                                       2001); Senior Vice President and Deputy Director of Worldwide Human Resources, Chubb and Son,
                                       Inc. (1998 to 1999).
------------------------------------------------------------------------------------------------------------------------------------
Harvey Blitz                           Senior Vice President (since July 2004) MONY Life and MONY America; Senior Vice President
                                       (September 1987 to present) AXA Equitable; Senior Vice President (since July 1992) AXA
                                       Financial, Inc.; Senior Vice President (since September 1999) AXA Equitable Financial
                                       Services, LLC; Senior Vice President, AXA America Holdings, Inc. (since September 2005);
                                       Senior Vice President (since December 1999) AXA Equitable Life and Annuity Company; Director
                                       (since January 2006) and Chairman of the Board (June 2003 to March 2005) Frontier Trust
                                       Company, FSB ("Frontier"); Director (since July 1999) AXA Advisors LLC; Senior Vice President
                                       (since July 1999) and former Director (July 1999 until July 2004) AXA Network, LLC (formerly
                                       EquiSource); Director and Officer of various AXA Equitable affiliates.
------------------------------------------------------------------------------------------------------------------------------------

OTHER OFFICERS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
 Name and Principal Business Address   Business Experience Within the Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Kevin R. Byrne                         Executive Vice President (November 2008 to present), Treasurer (July 2004 to present) and
                                       Chief Investment Officer (September 2004 to present) of MONY Financial Services, Inc., MONY
                                       Life and MONY America; prior thereto, Senior Vice President (July 2004 to November 2008).
                                       Executive Vice President (November to present), Treasurer (September 2003 to present) and
                                       Chief Investment Officer (September 2004 to present) of AXA Equitable; prior thereto, Senior
                                       Vice President (July 1997 to November 2008), Vice President (February 1989 to July 1997),
                                       Deputy Treasurer (February 1989 to September 1993). Executive Vice President (November 2008
                                       to present), Treasurer (September 1993 to present) and Chief Investment Officer (September
                                       2004 to present) of AXA Financial, Inc.; prior thereto, Senior Vice President (September 1997 to November 2008); Vice President (May 1992 to September 1997) and Assistant Treasurer (May
                                       1992 to September 1993). Executive Vice President (November 2008 to present), Treasurer
                                       (September 1999 to present) and Chief Investment Officer (September 2004 to present) of AXA
                                       Equitable Financial Services, LLC; prior thereto, Senior Vice President (September 1999 to
                                       November 2008). Senior Vice President (September 2005 to present) and Treasurer (November
                                       2008 to present) of AXA America Holdings, Inc., The Advest Group, Inc. and Boston Advisors,
                                       Inc. Director, Chairman of the Board and President (July 2004 to December 2005), MONY Capital
                                       Management, Inc. Director, Senior Vice President and Treasurer (since July 2004), MONY
                                       Benefits Management Corp. Director and Chairman of the Board (July 2004 to May 2005), Matrix
                                       Private Equities, Inc. and Matrix Capital Markets Group, Inc. Director, Treasurer (July 2004
                                       to May 2005), and Senior Vice President (since December 2006); 1740 Advisers, Inc. Director,
                                       Executive Vice President and Treasurer (since July 2004), MONY Asset Management, Inc.;
                                       Director (since July 2004) and Chief Financial Officer (since April 2006), MONY Agricultural
                                       Investment Advisers, Inc. President and Treasurer (since October 2004), MONY International
                                       Holdings, LLC. Director, President and Treasurer (since November 2004), MONY Life Insurance
                                       Company of the Americas, Ltd. and MONY Bank & Trust Company of the Americas, Ltd. Director
                                       and Deputy Treasurer (since December 2001), AXA Technology Services. Senior Vice President,
                                       Chief Investment Officer (since September 2004) and Treasurer (since December 1997), AXA
                                       Equitable Life & Annuity Company. Treasurer, Frontier Trust Company, FSB (June 2000 until
                                       July 2007); and AXA Network, LLC (since December 1999). Director (since July 1998), Chairman
                                       (since August 2000), and Chief Executive Officer (since September 1997), Equitable Casualty
                                       Insurance Company. Senior Vice President and Treasurer, AXA Distribution Holding Corporation
                                       (since November 1999); and AXA Advisors, LLC (since December 2001). Director, Chairman,
                                       President and Chief Executive Officer (August 1997 to June 2002), Equitable JV Holding
                                       Corporation. Director (since July 1997), and Senior Vice President and Chief Financial
                                       Officer (since April 1998), ACMC, Inc. Director, President and Chief Executive Officer (since
                                       December 2003), AXA Financial (Bermuda) Ltd. Director (since January 2005), Senior Vice
                                       President and Chief Investment Officer (since February 2005), U.S. Financial Life Insurance
                                       Company; Treasurer (November 2000 to December 2003), Paramount Planners, LLC. Vice President
                                       and Treasurer (March 1997 to December 2002) EQ Advisors Trust. Director (July 1997 to May
                                       2001) and President and CEO (August 1997 to May 2001), EQ Services, Inc. Director, AXA
                                       Alternative Advisors, Inc. (formerly AXA Global Structured Products); Director, Executive
                                       Vice President and Treasurer (July 2004 to February 2005), MONY Realty Capital, Inc. and MONY
                                       Realty Partners, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Claude Methot                          Executive Vice President of AXA Equitable Financial Services, LLC, AXA Equitable, MONY Life
                                       and MONY America (September 2008 to present); prior thereto, Senior Vice President of AXA
                                       Equitable Financial Services, LLC, AXA Equitable, MONY Life and MONY Life and MONY America
                                       (September 2007 to September 2008). Offer and Innovation Director - Life and P&C in Group
                                       Marketing of AXA Group (date unknown to September 2007); prior thereto, Group Chief Actuary and Director - Product Development of AXA Group (2002 to date unknown); Corporate Actuary of
                                       AXA Group (1999 to 2002).
------------------------------------------------------------------------------------------------------------------------------------

OTHER OFFICERS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
 Name and Principal Business Address   Business Experience Within the Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Richard S. Dziadzio                    Executive Vice President (since September 2004) and Chief Financial Officer (since December
                                       2006), AXA Equitable, prior thereto, Executive Vice President and Deputy Chief Financial
                                       Officer (September 2005 to December 2006); Executive Vice President (since July 2004) and
                                       Chief Financial Officer (since December 2006), MONY Life and MONY America, prior thereto,
                                       Executive Vice President and Deputy Chief Financial Officer (September 2005 to December
                                       2006); Executive Vice President (since September 2005) and Chief Financial Officer (since
                                       December 2006), AXA Financial, prior thereto, Executive Vice President and Deputy Chief
                                       Financial Officer (September 2005 to December 2006); Director (since January 2007), Executive
                                       Vice President (since September 2004) and Chief Financial Officer (since December 2006), AXA
                                       Equitable Financial Services, LLC; Director (since July 2004), AXA Advisors, LLC; Director and Executive Vice President (since December 2006), AXA America Holdings, Inc.; Executive
                                       Vice President and Chief Financial Officer (since December 2006), AXA Equitable Life and
                                       Annuity Company; Executive Vice President and Chief Financial Officer (since December 2006),
                                       AXA Distribution Holding Corporation; Director (since July 2004), MONY Capital Management,
                                       Inc. and MONY Agricultural Investment Advisers, Inc.; Director, Executive Vice President and
                                       Chief Financial Officer (since December 2006), MONY Financial Services, Inc.; Executive Vice
                                       President and Chief Financial Officer (since December 2006), MONY Holdings, LLC; Director
                                       (July 2004 to November 2007), 1740 Advisers, Inc. and MONY Asset Management, Inc.; Director
                                       (since November 2004), Frontier Trust Company, FSB; Director (January 2005 to July 2007),
                                       MONY Financial Resources of the Americas Limited. Formerly, Director (July 2004 to December
                                       2005), The Advest Group, Inc.; Director (July 2004 to February 2005), MONY Realty Capital,
                                       Inc. and MONY Realty Partners, Inc.; Director (July 2004 to May 2005), Matrix Capital Markets
                                       Group, Inc. and Matrix Private Equities, Inc. Business Support and Development (February 2001
                                       to June 2004), GIE AXA; Head of Finance Administration (November 1998 to February 2001), AXA
                                       Real Estate Investment Managers.
------------------------------------------------------------------------------------------------------------------------------------
Mary Beth Farrell                      Executive Vice President, MONY Life and MONY America (since July 2004); Executive Vice
                                       President (since December 2001), AXA Equitable; prior thereto, Senior Vice President
                                       (December 1999 to December 2001); Senior Vice President and Controller, GreenPoint
                                       Financial/GreenPoint Bank (May 1994 to November 1999); Executive Vice President (since
                                       December 2001), AXA Equitable Financial Services, LLC.
------------------------------------------------------------------------------------------------------------------------------------
Alvin H. Fenichel                      Senior Vice President (July 2004 to present) and Chief Accounting Officer (May 2008 to present) of MONY Life and MONY America; prior thereto, Controller (July 2004 to May 2008).
                                       Senior Vice President (December 1999 to present) and Chief Accounting Officer (May 2008 to present) of AXA Financial, AXA Equitable, AXA Equitable Financial Services, LLC and MONY
                                       Financial Services, Inc.; prior thereto, Controller (December 1999 to May 2008). Senior Vice
                                       President (December 1999 to present) and Chief Accounting Officer (May 2008 to present) of
                                       AXA Equitable Life and Annuity Company. Previously held other Officerships with AXA Equitable and its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Barbara Goodstein                      Executive Vice President (since July 2005), MONY Life, MONY America and AXA Equitable
                                       Financial Services, LLC. Executive Vice President (since July 2005), AXA Equitable. Director
                                       (since November 2005), AXA Advisors, LLC. Senior Vice President (September 2001 to January
                                       2005), JP Morgan Chase; President and Chief Executive Officer (February 1998 to August 2001),
                                       Instinet.com.
------------------------------------------------------------------------------------------------------------------------------------
Dave S. Hattem                         Senior Vice President (September 1999 to present) and Deputy General Counsel (May 2004 to present) of AXA Equitable and AXA Equitable Financial Services, LLC; prior thereto, Associate
                                       General Counsel (September 1999 to May 2004). Senior Vice President and Deputy General
                                       Counsel of AXA Financial, Inc. (September 2008 to present). Senior Vice President and Deputy
                                       General Counsel of MONY Life, MONY America and MONY Financial Services, Inc. (July 2004 to
                                       present). Senior Vice President and Deputy General Counsel of AXA Equitable Life and Annuity
                                       Company (since August 2008). Senior Vice President and Deputy General Counsel of MONY
                                       Holdings, LLC (July 2004 to November 2007).
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey Green                          Senior Vice President (since July 2004) of MONY Life and MONY America. Senior Vice President
                                       (September 2002 to present) AXA Equitable. Senior Vice President (since September 2002) of
                                       AXA Equitable Financial Services, LLC; Director, President and Chief Operating Officer (since
                                       November 2002) AXA Network, LLC; Senior Vice President (since October 2002) AXA Advisors,
                                       LLC. Director, President and Chief Operating Officer (since July 2004), MONY Brokerage, Inc.
                                       and its subsidiaries. Senior Vice President, Product Manager of Solomon Smith Barney (1996 to
                                       September 2002).
------------------------------------------------------------------------------------------------------------------------------------

OTHER OFFICERS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
 Name and Principal Business Address   Business Experience Within the Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Karen Field Hazin                      Vice President, Secretary and Associate General Counsel (since June 2005), MONY Life, MONY
                                       America and AXA Equitable Financial Services, LLC. Vice President, Secretary and Associate
                                       General Counsel (since June 2005), AXA Equitable; prior thereto, Counsel (April 2005 to June
                                       2005), Assistant Vice President and Counsel (December 2001 to June 2003), Counsel (December
                                       1996 to December 2001). Vice President, Secretary and Associate General Counsel (since June
                                       2005), AXA Financial, Inc. Vice President and Secretary (since September 2005), AXA America
                                       Holdings, Inc. Vice President, Secretary and Associate General Counsel (since June 2005), AXA
                                       Equitable Life and Annuity Company. Vice President, Secretary and Associate General Counsel
                                       (since June 2005), AXA Distribution Holding Corporation. Vice President, Secretary and
                                       Associate General Counsel (June 2005 until November 2007), MONY Holdings, LLC.
------------------------------------------------------------------------------------------------------------------------------------
Gary W. Hirschkron                     Senior Vice President, MONY Life and MONY America (since July 2004); Senior Vice President,
                                       AXA Equitable (since September 2002), Senior Vice President, AXA Equitable Financial
                                       Services, LLC (since September 2002); prior thereto, Managing Director, Management
                                       Compensation Group Northwest, LLC (1983 to September 2002).
------------------------------------------------------------------------------------------------------------------------------------
William J. McDermott                   Executive Vice President, AXA Equitable Financial Services, LLC, MONY Life Insurance Company
                                       and MONY Life Insurance Company of America (September 2007 to present); Executive Vice
                                       President, Fidelity Investments (December 1995 to June 2007).
------------------------------------------------------------------------------------------------------------------------------------
Andrew McMahon                         Executive Vice President (since September 2005), MONY Life, MONY America and AXA Equitable
                                       Financial Services, LLC; prior thereto, Senior Vice President (March 2005 to September 2005).
                                       Executive Vice President (since September 2005), AXA Equitable; prior thereto, Senior Vice
                                       President (March 2005 to September 2005). Director (since December 2005) and Chairman of the
                                       Board (since July 2007); prior thereto, Vice Chairman of the Board (December 2005 until July
                                       2007), AXA Network, LLC, AXA Network of Connecticut, Maine and New York, LLC, AXA Network
                                       Insurance Agency of Massachusetts, LLC. Director and Vice Chairman of the Board (since
                                       January 2006), MONY Brokerage, Inc and its subsidiaries. Director (since February 2007) and
                                       Chairman of the Board (since July 2007), AXA Advisors, LLC. Partner (June 1997 to March
                                       2005), McKinsey & Company.
------------------------------------------------------------------------------------------------------------------------------------
Charles A. Marino                      Executive Vice President (since September 2006) and Chief Actuary (since September 2005), AXA
                                       Equitable, prior thereto, Senior Vice President (September 2000 to September 2006), Actuary
                                       (May 1998 to September 2005), Vice President (May 1998 to September 2000), Assistant Vice
                                       President (October 1991 to May 1998); Executive Vice President (since September 2006) and
                                       Chief Actuary (since September 2005), MONY Life and MONY America, prior thereto, Senior Vice
                                       President (July 2004 to September 2006); Executive Vice President (since September 2006) and
                                       Chief Actuary (since September 2005), AXA Equitable Financial Services, LLC, prior thereto,
                                       Senior Vice President (September 2000 to September 2006), Actuary (September 1999 to
                                       September 2005). Director and Vice President (since December 2003), AXA Financial (Bermuda)
                                       Ltd. Senior Vice President and Appointed Actuary, AXA Equitable Life and Annuity Company.
                                       Director (since May 2007) and President (since January 2008), U.S. Financial Life Insurance
                                       Company, prior thereto, Senior Vice President (December 2004 to January 2008) and Chief
                                       Actuary (August 2006 to January 2008); Appointed Actuary (December 2004 to August 2006).
                                       Senior Vice President and Actuary, AXA Corporate Solutions Life Reinsurance Company.
------------------------------------------------------------------------------------------------------------------------------------
Kevin E. Murray                        Executive Vice President and Chief Information Officer (February 2005 to present) of MONY
                                       Life and MONY America. Executive Vice President and Chief Information Officer (February 2005
                                       to present); prior thereto, Senior Vice President (September 2004 to February 2005) AXA
                                       Equitable. Senior Vice President (February 2005 to present) of AXA Equitable Financial
                                       Services, LLC. Senior Vice President / Group Chief Information Officer (1996 to September
                                       2004) of AIG.
------------------------------------------------------------------------------------------------------------------------------------
Andrew Raftis                          Senior Vice President and Auditor, AXA Financial, Inc., AXA Equitable Financial Services,
                                       LLC, MONY Life Insurance Company and MONY Life Insurance Company of America (since September
                                       2007); Deputy Head of AXA Group Audit, GIE AXA (January 2002 to June 2007); Group Risk
                                       Management Executive, AXA Asia Pacific (October 1997 to December 2001); Group Compliance
                                       Manager and Corporate Lawyer, AXA National Mutual (February 1989 to October 1997); Lawyer,
                                       Molomby & Molomby (Middletons) (February 1986 to January 1989).
------------------------------------------------------------------------------------------------------------------------------------

OTHER OFFICERS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
 Name and Principal Business Address   Business Experience Within the Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Anthony F. Recine                      Senior Vice President, Chief Compliance Officer and Associate General Counsel (February 2005
                                       to present) of MONY Life and MONY America. Senior Vice President, Chief Compliance Officer
                                       and Associate General Counsel (February 2005 to present) AXA Equitable. Senior Vice
                                       President, Chief Compliance Officer and Associate General Counsel (February 2005 to present)
                                       of AXA Equitable Financial Services, LLC. Vice President, Deputy General and Chief Litigation
                                       Counsel (2000 to February 2005) of The MONY Group; prior thereto, Vice President and Chief
                                       Litigation Counsel (1990 to 2000).
------------------------------------------------------------------------------------------------------------------------------------
James A. Shepherdson                   Executive Vice President (since September 2005), MONY Life, MONY America and AXA Equitable
                                       Financial Services, LLC. Executive Vice President (since September 2005), AXA Equitable.
                                       Director (since August 2005), AXA Advisors, LLC. Director, Chairman of the Board, President
                                       and Chief Executive Officer (since August 2005), AXA Distributors, LLC, AXA Distributors
                                       Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, AXA Distributors
                                       Insurance Agency of Massachusetts, LLC. Chief Executive Officer (February 2003 to August
                                       2005), John Hancock Financial Services / John Hancock Funds. Co-Chief Executive Officer
                                       (March 2000 to June 2002), Met Life Investors Group.
------------------------------------------------------------------------------------------------------------------------------------
Richard V. Silver                      Executive Vice President and General Counsel, MONY Life and MONY America (since July 2004);
                                       Executive Vice President and General Counsel, MONY Holdings, LLC (July 2004 until November
                                       2007); Executive Vice President (since September 2001) and General Counsel (since November
                                       1999), AXA Equitable. Prior thereto, Senior Vice President (February 1995 to September 2001),
                                       Deputy General Counsel (October 1996 to November 1999). Executive Vice President and General
                                       Counsel (since September 2001), AXA Financial; prior thereto, Senior Vice President and
                                       Deputy General Counsel (October 1996 to September 2001). Executive Vice President (since
                                       September 2001) and General Counsel (since November 1999), AXA Equitable Financial Services,
                                       LLC. Executive Vice President (since September 2001) and General Counsel (since December
                                       1999), AXA Equitable Life and Annuity Company. Director, Executive Vice President and General
                                       Counsel (since July 2004), MONY Financial Services, Inc. Director (since January 2007), AXA
                                       Distribution Holding Corporation. Previously, Director of AXA Advisors, LLC.
------------------------------------------------------------------------------------------------------------------------------------
Mary Fernald                           Senior Vice President and Chief Underwriting Officer of AXA Equitable, AXA Equitable
                                       Financial Services, LLC, MONY Life and MONY America (September 2008 to present); Senior Vice
                                       President, Chief Underwriter of Scottish Re (2000 to September 2008).
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       Retirement Investment Account(R)
--------------------------------------------------------------------------------

                       SEPARATE ACCOUNT UNITS OF INTEREST
                         UNDER GROUP ANNUITY CONTRACTS

                                     FUNDS
--------------------------------------------------------------------------------

Pooled Separate Accounts


o AllianceBernstein Balanced, Separate Account No. 10 -- Pooled

o AllianceBernstein Bond, Separate Account No. 13 -- Pooled

o AllianceBernstein Common Stock, Separate Account No. 4 -- Pooled

o AllianceBernstein Mid Cap Growth, Separate Account No. 3 -- Pooled


Separate Account No. 66


o Multimanager Multi-Sector Bond


o Multimanager Small Cap Value

o Multimanager Technology


o EQ/AllianceBernstein International

o EQ/AllianceBernstein Small Cap Growth

o EQ/BlackRock Basic Value Equity

o EQ/BlackRock International Value

o EQ/Calvert Socially Responsible


o EQ/Capital Guardian Growth

o EQ/Capital Guardian Research

o EQ/Equity 500 Index

o EQ/Evergreen Omega


o EQ/Focus PLUS

o EQ/Global Multi-Sector Equity

o EQ/Intermediate Government Bond Index

o EQ/International Core PLUS

o EQ/JPMorgan Value Opportunities


o EQ/Large Cap Core PLUS


o EQ/Large Cap Growth Index

o EQ/Large Cap Growth PLUS

o EQ/Large Cap Value PLUS

o EQ/Mid Cap Index

o EQ/Mid Cap Value PLUS


o EQ/Money Market


o EQ/Quality Bond Plus

o EQ/T. Rowe Price Growth Stock



                                       OF
                      AXA EQUITABLE LIFE INSURANCE COMPANY

                   By phone:                    By regular mail (correspondence   By registered, certified, or overnight
                                                   and contribution checks):       delivery (contribution checks only):
                1-800-967-4560                          AXA Equitable                         AXA Equitable
  (service consultants are available weekdays           P.O. Box 8095                          30 Dan Road
       9 a.m. to 5 p.m. Eastern time)               Boston, MA 02266-8095                    Canton, MA 02021

------------------------------------------------------------------------------------------------------------------------------------
                                                         Financial statements index
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Page
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Nos. 13 (Pooled),   Report of Independent Registered Public Accounting Firm..............................   FSA-1
10 (Pooled), 4 (Pooled), 3 (Pooled)
and 66 (Pooled)
------------------------------------------------------------------------------------------------------------------------------------
Separate Account No. 13 (Pooled)     Statement of Assets and Liabilities, December 31, 2008...............................   FSA-2
                                     -----------------------------------------------------------------------------------------------
                                     Statement of Operations for the Year Ended December 31, 2008.........................   FSA-3
                                     -----------------------------------------------------------------------------------------------
                                     Statements of Changes in Net Assets for the Years
                                     Ended December 31, 2008 and 2007.....................................................   FSA-4
                                     -----------------------------------------------------------------------------------------------
                                     Portfolio of Investments, December 31, 2008..........................................   FSA-5
------------------------------------------------------------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)     Statement of Assets and Liabilities, December 31, 2008...............................  FSA-12
                                     -----------------------------------------------------------------------------------------------
                                     Statement of Operations for the Year Ended December 31, 2008.........................  FSA-13
                                     -----------------------------------------------------------------------------------------------
                                     Statements of Changes in Net Assets for the Years
                                     Ended December 31, 2008 and 2007.....................................................  FSA-14
                                     -----------------------------------------------------------------------------------------------
                                     Portfolio of Investments, December 31, 2008..........................................  FSA-15
------------------------------------------------------------------------------------------------------------------------------------
Separate Account No. 4 (Pooled)      Statement of Assets and Liabilities, December 31, 2008...............................  FSA-27
                                     -----------------------------------------------------------------------------------------------
                                     Statement of Operations for the Year Ended December 31, 2008.........................  FSA-28
                                     -----------------------------------------------------------------------------------------------
                                     Statements of Changes in Net Assets for the Years
                                     Ended December 31, 2008 and 2007.....................................................  FSA-29
                                     -----------------------------------------------------------------------------------------------
                                     Portfolio of Investments, December 31, 2008..........................................  FSA-30
------------------------------------------------------------------------------------------------------------------------------------
Separate Account No. 3 (Pooled)      Statement of Assets and Liabilities, December 31, 2008...............................  FSA-32
                                     -----------------------------------------------------------------------------------------------
                                     Statements of Operations for the Year Ended December 31, 2008........................  FSA-33
                                     -----------------------------------------------------------------------------------------------
                                     Statements of Changes in Net Assets for the Years
                                     Ended December 31, 2008 and 2007.....................................................  FSA-34
                                     -----------------------------------------------------------------------------------------------
                                     Portfolio of Investments, December 31, 2008..........................................  FSA-35
------------------------------------------------------------------------------------------------------------------------------------
Separate Account No. 66 (Pooled)     Statements of Assets and Liabilities, December 31, 2008..............................  FSA-37
                                     -----------------------------------------------------------------------------------------------
                                     Statements of Operations for the Year Ended December 31, 2008........................  FSA-47
                                     -----------------------------------------------------------------------------------------------
                                     Statements of Changes in Net Assets for the Years
                                     Ended December 31, 2008 and 2007.....................................................  FSA-57
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Nos. 13 (Pooled),   Notes to Financial Statements........................................................  FSA-70
10 (Pooled), 4 (Pooled), 3 (Pooled)
and 66 (Pooled)
------------------------------------------------------------------------------------------------------------------------------------
AXA Equitable Life                   Reports of Independent Registered Public Accounting Firm.............................     F-1
Insurance Company                    -----------------------------------------------------------------------------------------------
                                     Consolidated Balance Sheets as of December 31, 2008 and 2007.........................     F-4
                                     -----------------------------------------------------------------------------------------------
                                     Consolidated Statements of Earnings, Years
                                     Ended December 31, 2008, 2007 and 2006...............................................     F-5
                                     -----------------------------------------------------------------------------------------------
                                     Consolidated Statements of Shareholder's Equity and Comprehensive
                                     Income, Years Ended December 31, 2008, 2007 and 2006.................................     F-6
                                     -----------------------------------------------------------------------------------------------
                                     Consolidated Statements of Cash Flows, Years
                                     Ended December 31, 2008, 2007 and 2006...............................................     F-7
                                     -----------------------------------------------------------------------------------------------
                                     Notes to Consolidated Financial Statements...........................................     F-9
------------------------------------------------------------------------------------------------------------------------------------
                                     The financial statements of the Funds reflect fees, charges and other expenses of the
                                     Separate Accounts applicable to contracts under RIA as in effect during the periods covered, as well as the expense charges made in accordance with the terms of all other contracts participating in the respective Funds.
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

             Report of Independent Registered Public Accounting Firm


To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account Nos. 13, 10, 4, 3 and 66 of AXA Equitable Life Insurance Company:


In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled), and each of the variable investment options of 66 of AXA Equitable Life Insurance Company ("AXA Equitable") at December 31, 2008, and the results of each of their operations and the changes in each of their net assets for each of the period indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian, brokers and the underlying funds' transfer agents, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
New York, New York
April 9, 2009

                                     FSA-1

--------------------------------------------------------------------------------
Separate Account No. 13 (Pooled)
of AXA Equitable Life Insurance Company



Statement of Assets and Liabilities
December 31, 2008

-----------------------------------------------------------------------------------
Assets:
Investments (Notes 2 and 3):
 Long-term debt securities - at value (amortized cost: $19,553,271)  .  $18,395,038
Due from AXA Equitable's General Account..............................       92,811
Interest and other receivables........................................      214,029
-----------------------------------------------------------------------------------
Total assets..........................................................   18,701,878
-----------------------------------------------------------------------------------
Liabilities:
Due to custodian......................................................       22,385
Accrued expenses......................................................       15,436
-----------------------------------------------------------------------------------
Total liabilities.....................................................       37,821
-----------------------------------------------------------------------------------
Net Assets Attributable to Contractowners or in Accumulation..........  $18,664,057
===================================================================================


                       Units Outstanding    Unit Values
                      ------------------- --------------
Institutional........        1,911        $ 9,748.92
RIA..................          380             90.68
The accompanying notes are an integral part of these financial statements.

                                     FSA-2

--------------------------------------------------------------------------------
Separate Account No. 13 (Pooled)
of AXA Equitable Life Insurance Company



Statement of Operations
Year Ended December 31, 2008

-----------------------------------------------------------------------------------
Investment Income (Note 2): -- Interest..............................  $    984,339
-----------------------------------------------------------------------------------
Expenses (Note 5):
Operating and expense charges........................................       (13,608)
-----------------------------------------------------------------------------------
Total expenses.......................................................       (13,608)
-----------------------------------------------------------------------------------
Net investment income................................................       970,731
-----------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments (Note 2):
Realized gain from security transactions.............................       836,901
Change in unrealized appreciation/depreciation of investments........    (1,218,892)
-----------------------------------------------------------------------------------
Net realized and unrealized loss on investments......................      (381,991)
-----------------------------------------------------------------------------------
Net Increase in Net Assets Attributable to Operations................  $    588,740
===================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-3

--------------------------------------------------------------------------------
Separate Account No. 13 (Pooled)
of AXA Equitable Life Insurance Company



Statements of Changes in Net Assets

---------------------------------------------------------------------------------------------------------------------
                                                                                            Year Ended December 31,
                                                                                             2008            2007
---------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:
From Operations:
Net investment income..................................................................  $    970,731    $    944,424
Net realized gain on investments.......................................................       836,901         214,925
Change in unrealized appreciation/depreciation of investments..........................    (1,218,892)        161,184
---------------------------------------------------------------------------------------------------------------------
Net increase in net assets attributable to operations..................................       588,740       1,320,533
---------------------------------------------------------------------------------------------------------------------
From Contributions and Withdrawals:
Contributions..........................................................................     5,003,743       8,785,522
Withdrawals............................................................................    (6,728,144)     (8,150,213)
Asset management fees..................................................................       (83,188)        (84,320)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets attributable to contributions and withdrawals....    (1,807,589)        550,989
---------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets......................................................    (1,218,849)      1,871,522
Net Assets Attributable to Contractowners or in Accumulation - Beginning of Year.......    19,882,906      18,011,384
---------------------------------------------------------------------------------------------------------------------
Net Assets Attributable to Contractowners or in Accumulation - End of Year.............  $ 18,664,057    $ 19,882,906
=====================================================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-4

--------------------------------------------------------------------------------
Separate Account No. 13 (Pooled)
of AXA Equitable Life Insurance Company



Portfolio of Investments -- December 31, 2008
--------------------------------------------------------------------------------
                                                Principal
                                                  Amount
                                                   (000)          U.S. $ Value
--------------------------------------------------------------------------------
CORPORATES - INVESTMENT GRADES (d) - 38.7%
Industrial - 18.0%
Basic - 1.8%
Alcoa, Inc.
   6.50%, 6/01/11 ........................   $             45   $         42,947
BHP Billiton Finance USA Ltd.
   7.25%, 3/01/16 ........................                  8              8,095
Celulosa Arauco Y Constitucion
   8.625%, 8/15/10 .......................                 14             14,544
The Dow Chemical Co.
   5.97%, 1/15/09 ........................                 50             50,019
International Paper Co.
   4.25%, 1/15/09 ........................                 50             49,983
   5.85%, 10/30/12 .......................                 15             12,945
Ispat Inland ULC
   9.75%, 4/01/14 ........................                 10              8,559
Lubrizol Corp.
   4.625%, 10/01/09 ......................                 15             14,734
Packaging Corp. of America
   5.75%, 8/01/13 ........................                 45             39,830
PPG Industries, Inc.
   5.75%, 3/15/13 ........................                 40             39,557
United States Steel Corp.
   5.65%, 6/01/13 ........................                 25             18,699
Weyerhaeuser Co.
   6.75%, 3/15/12 ........................                 45             40,282
                                                                ----------------
                                                                         340,194
                                                                ----------------
Capital Goods - 2.6%
Caterpillar Financial Services
   4.50%, 6/15/09 ........................                 26             25,924
CRH America, Inc.
   5.625%, 9/30/11 .......................                 49             38,239
Fisher Scientific International, Inc.
   6.125%, 7/01/15 .......................                 55             48,469
Hutchison Whampoa International Ltd
   6.50%, 2/13/13 ........................                 60             58,842
Illinois Tool Works, Inc.
   5.75%, 3/01/09 ........................                 21             21,127
Lafarge SA
   6.50%, 7/15/16 ........................                 15             10,121
Masco Corp.
   4.80%, 6/15/15 ........................                 65             43,939
   5.875%, 7/15/12 .......................                 60             49,200
Mohawk Industries, Inc.
   6.125%, 1/15/16 .......................                 60             45,451
Tyco International Finance SA
   6.00%, 11/15/13 .......................                 25             23,458
Vulcan Materials Co.
   5.60%, 11/30/12 .......................                 40             34,579
Waste Management, Inc.
   6.875%, 5/15/09 .......................                 80             79,629
                                                                ----------------
                                                                         478,978
                                                                ----------------
Communications - Media - 2.9%
British Sky Broadcasting Group PLC
   6.875%, 2/23/09 .......................                 50             50,229
BSKYB Finance UK PLC
   5.625%, 10/15/15 ......................                 55             46,295
CBS Corp.
   5.625%, 8/15/12 .......................                 10              8,230
   6.625%, 5/15/11 .......................                 63             55,830
Comcast Cable Communications, Inc.
   6.875%, 6/15/09 .......................                 60             60,281
Comcast Corp.
   5.50%, 3/15/11 ........................                120            117,461
Gannett Co., Inc.
   6.375%, 4/01/12 .......................                 50             34,985
Historic TW, Inc.
   9.125%, 1/15/13 .......................                 43             42,613
RR Donnelley & Sons Co.
   3.75%, 4/01/09 ........................                 50             49,053
   4.95%, 4/01/14 ........................                 15             11,370
Turner Broadcasting System, Inc.
   8.375%, 7/01/13 .......................                 41             39,987
WPP Finance Corp.
   5.875%, 6/15/14 .......................                 25             26,274
                                                                ----------------
                                                                         542,608
                                                                ----------------
Communications - Telecommunications - 3.7%
America Movil SAB de CV
   4.125%, 3/01/09 .......................                 50             50,218
British Telecommunications PLC
   8.625%, 12/15/10 ......................                 85             87,439
Embarq Corp.
   6.738%, 6/01/13 .......................                  5              4,225
   7.082%, 6/01/16 .......................                 65             50,050
New Cingular Wireless Services, Inc.
   7.875%, 3/01/11 .......................                 60             62,115
Qwest Corp.
   7.50%, 10/01/14 .......................                 60             49,800
   8.875%, 3/15/12 .......................                 35             32,375
Telecom Italia Capital SA
   4.00%, 1/15/10 ........................                 90             82,800
   5.25%, 11/15/13 .......................                115             87,687
Verizon Communications, Inc.
   4.90%, 9/15/15 ........................                 15             14,100
   5.25%, 4/15/13 ........................                 35             35,134

                                      FSA-5

--------------------------------------------------------------------------------
Separate Account No. 13 (Pooled)
of AXA Equitable Life Insurance Company



Portfolio of Investments -- December 31, 2008 (Continued)
--------------------------------------------------------------------------------
                                                Principal
                                                 Amount
                                                  (000)          U.S. $ Value
--------------------------------------------------------------------------------
Verizon New Jersey, Inc.
   Series A
   5.875%, 1/17/12 .......................   $             30   $         29,534
Vodafone Group PLC
   5.00%, 12/16/13 .......................                 20             19,239
   5.50%, 6/15/11 ........................                 35             34,883
   5.75%, 3/15/16 ........................                 60             57,275
                                                                ----------------
                                                                         696,874
                                                                ----------------
Consumer Cyclical - Automotive - 0.5%
Daimler Finance North America LLC
   7.20%, 9/01/09 ........................                 50             48,512
   8.00%, 6/15/10 ........................                 50             47,044
                                                                ----------------
                                                                          95,556
                                                                ----------------
Consumer Cyclical - Other - 0.5%
Starwood Hotels & Resorts Worldwide, Inc.
   7.375%, 11/15/15 ......................                 47             28,200
   7.875%, 5/01/12 .......................                 18             13,410
Toll Brothers Finance Corp.
   5.15%, 5/15/15 ........................                 10              7,184
   6.875%, 11/15/12 ......................                 60             50,242
                                                                ----------------
                                                                          99,036
                                                                ----------------
Consumer Cyclical - Retailers - 0.5%
JC Penney Corp. Inc.
   7.95%, 4/01/17 ........................                 55             41,943
Target Corp.
   6.35%, 1/15/11 ........................                 47             48,056
                                                                ----------------
                                                                          89,999
                                                                ----------------
Consumer Non-Cyclical - 2.7%
Abbott Laboratories
   3.50%, 2/17/09 ........................                 55             55,101
Bunge Ltd. Finance Corp.
   5.10%, 7/15/15 ........................                 26             18,913
Cadbury Schweppes US Finance LLC
   5.125%, 10/01/13 ......................                 45             42,246
ConAgra Foods, Inc.
   7.875%, 9/15/10 .......................                 19             19,660
Coventry Health Care, Inc.
   5.95%, 3/15/17 ........................                 30             15,640
Fisher Scientific International, Inc.
   6.75%, 8/15/14 ........................                 11             10,395
Fortune Brands, Inc.
   5.375%, 1/15/16 .......................                 65             54,292
Kraft Foods, Inc.
   4.125%, 11/12/09 ......................                 85             85,130
Reynolds American, Inc.
   7.25%, 6/01/13 ........................                 40             35,904
   7.625%, 6/01/16 .......................                 55             45,805
Safeway, Inc.
   5.80%, 8/15/12 ........................                 65             64,621
   6.50%, 3/01/11 ........................                 10             10,030
Wyeth
   5.50%, 2/01/14 ........................                 36             36,568
                                                                ----------------
                                                                         494,305
                                                                ----------------
Energy - 1.4%
Canadian Natural Resources Ltd.
   5.15%, 2/01/13 ........................                 15             13,903
Conoco Funding Co.
   6.35%, 10/15/11 .......................                 75             78,903
Hess Corp.
   6.65%, 8/15/11 ........................                 60             59,976
Valero Energy Corp.
   6.875%, 4/15/12 .......................                 85             85,478
Weatherford International Ltd.
   5.15%, 3/15/13 ........................                 20             17,611
   6.00%, 3/15/18 ........................                 10              8,398
                                                                ----------------
                                                                         264,269
                                                                ----------------
Technology - 1.4%
Cisco Systems, Inc.
   5.25%, 2/22/11 ........................                 15             15,572
Computer Sciences Corp.
   5.50%, 3/15/13 ........................                 25             22,397
Electronic Data Systems Corp.
   Series B
   6.00%, 8/01/13 ........................                 55             56,992
International Business Machines Corp.
   4.375%, 6/01/09 .......................                 15             15,054
Motorola, Inc.
   7.625%, 11/15/10 ......................                  7              6,204
Oracle Corp.
   5.25%, 1/15/16 ........................                 70             71,268
Xerox Corp.
   7.625%, 6/15/13 .......................                 50             41,730
   9.75%, 1/15/09 ........................                 35             34,965
                                                                ----------------
                                                                         264,182
                                                                ----------------
                                                                       3,366,001
                                                                ----------------
Financial Institutions - 17.5%
Banking - 10.8%
Bank of America Corp.
   4.50%, 8/01/10 ........................                145            144,950
   7.40%, 1/15/11 ........................                 21             21,501
BB&T Corp.
   6.50%, 8/01/11 ........................                 50             50,609
Bear Stearns Co., Inc.
   5.30%, 10/30/15 .......................                 65             62,536
   5.55%, 1/22/17 ........................                 65             61,879

                                      FSA-6

--------------------------------------------------------------------------------
Separate Account No. 13 (Pooled)
of AXA Equitable Life Insurance Company



Portfolio of Investments -- December 31, 2008 (Continued)
--------------------------------------------------------------------------------
                                                Principal
                                                 Amount
                                                  (000)          U.S. $ Value
--------------------------------------------------------------------------------
Capital One Bank
   6.50%, 6/13/13 ........................   $             40   $         35,644
Capital One Financial Corp.
   4.80%, 2/21/12 ........................                 35             31,317
   5.50%, 6/01/15 ........................                 11              9,598
   6.75%, 9/15/17 ........................                 14             13,560
Citigroup, Inc.
   2.326%, 6/09/09 (a) ...................                 25             24,407
   4.625%, 8/03/10 .......................                100             98,351
   5.00%, 9/15/14 ........................                 81             71,246
   6.50%, 1/18/11 - 8/19/13 ..............                 87             87,570
Comerica, Inc.
   4.80%, 5/01/15 ........................                 55             42,111
Countrywide Financial Corp.
   Series MTN
   5.80%, 6/07/12 ........................                 12             11,696
Countrywide Home Loans, Inc.
   Series MTNL
   4.00%, 3/22/11 ........................                 77             73,304
Credit Suisse USA, Inc.
   3.875%, 1/15/09 .......................                 55             54,993
Deutsche Bank Financial LLC
   5.375%, 3/02/15 .......................                 55             49,615
The Goldman Sachs Group, Inc.
   4.75%, 7/15/13 ........................                120            107,838
   5.625%, 1/15/17 .......................                 65             55,840
JP Morgan Chase & Co.
   4.75%, 5/01/13 ........................                 50             49,338
   6.75%, 2/01/11 ........................                155            158,902
Marshall & Ilsley Corp.
   4.375%, 8/01/09 .......................                 49             48,120
   5.626%, 8/17/09 .......................                 49             46,098
Merrill Lynch & Co., Inc.
   5.77%, 7/25/11 ........................                 47             46,442
Morgan Stanley
   5.30%, 3/01/13 ........................                 55             49,879
   6.75%, 4/15/11 ........................                 47             46,245
Regions Financial Corp.
   7.00%, 3/01/11 ........................                 35             34,032
Royal Bank of Scotland Group PLC
   5.00%, 10/01/14 .......................                 55             47,145
   6.40%, 4/01/09 ........................                 31             31,044
UFJ Finance Aruba AEC
   6.75%, 7/15/13 ........................                150            146,610
Union Planters Corp.
   7.75%, 3/01/11 ........................                 34             32,560
US Bancorp
   5.30%, 4/28/09 ........................                 45             45,140
Wachovia Corp.
   5.35%, 3/15/11 ........................                 40             38,168
Wells Fargo & Co.
   3.125%, 4/01/09 .......................                 49             49,082
   4.20%, 1/15/10 ........................                 25             25,078
Zions Banc Corp.
   5.50%, 11/16/15 .......................                 20             14,144
                                                                ----------------
                                                                       2,016,592
                                                                ----------------
Brokerage - 0.6%
Ameriprise Financial, Inc.
   5.65%, 11/15/15 .......................                 20             16,486
Merrill Lynch & Co., Inc.
   4.79%, 8/04/10 ........................                 55             53,473
   Series MTNC
   4.125%, 1/15/09 .......................                 50             49,978
                                                                ----------------
                                                                         119,937
                                                                ----------------
Finance - 3.2%
American Express Co.
   4.75%, 6/17/09 ........................                 23             22,881
American General Finance Corp.
   4.625%, 5/15/09 .......................                105             90,056
   5.85%, 6/01/13 ........................                 50             18,991
CIT Group, Inc.
   5.65%, 2/13/17 ........................                 65             45,198
   5.85%, 9/15/16 ........................                 60             42,248
General Electric Capital Corp.
   4.00%, 2/17/09 ........................                105            105,026
   4.80%, 5/01/13 ........................                 50             49,194
HSBC Finance Corp.
   5.90%, 6/19/12 ........................                100             99,886
   7.00%, 5/15/12 ........................                 60             60,091
SLM Corp.
   Series MTNA
   4.50%, 7/26/10 ........................                 75             65,090
                                                                ----------------
                                                                         598,661
                                                                ----------------
Insurance - 2.4%
Aegon NV
   4.75%, 6/01/13 ........................                 10              8,540
Aflac, Inc.
   6.50%, 4/15/09 ........................                 50             50,036
American International Group, Inc.
   4.25%, 5/15/13 ........................                 30             22,110
Assurant, Inc.
   5.625%, 2/15/14 .......................                 30             22,799
Berkshire Hathaway Finance Corp.
   4.20%, 12/15/10 .......................                 45             45,647

                                      FSA-7

--------------------------------------------------------------------------------
Separate Account No. 13 (Pooled)
of AXA Equitable Life Insurance Company



Portfolio of Investments -- December 31, 2008 (Continued)
--------------------------------------------------------------------------------
                                                Principal
                                                 Amount
                                                  (000)          U.S. $ Value
--------------------------------------------------------------------------------
Genworth Financial, Inc.
   4.75%, 6/15/09 ........................   $             48   $         47,158
   5.231%, 5/16/09 .......................                 17             16,652
Liberty Mutual Group, Inc.
   5.75%, 3/15/14 ........................                 30             19,393
MetLife, Inc.
   5.375%, 12/15/12 ......................                 15             14,134
Prudential Financial, Inc.
   Series MTND
   5.15%, 1/15/13 ........................                 35             28,429
The Travelers Cos, Inc.
   5.50%, 12/01/15 .......................                 30             28,747
UnitedHealth Group, Inc.
   4.125%, 8/15/09 .......................                 18             17,720
   5.25%, 3/15/11 ........................                 50             47,013
WellPoint, Inc.
   4.25%, 12/15/09 .......................                 55             52,892
XL Capital Ltd.
   5.25%, 9/15/14 ........................                 55             30,544
                                                                ----------------
                                                                         451,814
                                                                ----------------
REITS - 0.5%
Nationwide Health Properties, Inc.
   6.50%, 7/15/11 ........................                 15             13,616
Simon Property Group LP
   5.00%, 3/01/12 ........................                 45             35,554
   5.625%, 8/15/14 .......................                 55             36,684
                                                                ----------------
                                                                          85,854
                                                                ----------------
                                                                       3,272,858
                                                                ----------------
Utility - 3.2%
Electric - 2.6%
Carolina Power & Light Co.
   6.50%, 7/15/12 ........................                 95             93,545
Exelon Corp.
   6.75%, 5/01/11 ........................                 35             34,159
FirstEnergy Corp.
   Series B
   6.45%, 11/15/11 .......................                 75             70,894
MidAmerican Energy Holdings Co.
   5.875%, 10/01/12 ......................                 35             34,913
Nisource Finance Corp.
   7.875%, 11/15/10 ......................                 55             50,330
Pacific Gas & Electric Co.
   4.80%, 3/01/14 ........................                 65             63,833
Progress Energy, Inc.
   7.10%, 3/01/11 ........................                 21             20,814
PSEG Power LLC
   7.75%, 4/15/11 ........................                 45             44,948
Public Service Company of Colorado
   Series 10
   7.875%, 10/01/12 ......................                 30             31,550
SPI Electricity & Gas Australia Holdings
Pty Ltd.
   6.15%, 11/15/13 .......................                 30             30,063
                                                                ----------------
                                                                         475,049
                                                                ----------------
Natural Gas - 0.6%
Duke Energy Field Services Corp.
   7.875%, 8/16/10 .......................                 15             14,747
Energy Transfer Partners
   5.65%, 8/01/12 ........................                 60             53,567
Enterprise Products Operating LP
   Series B
   5.60%, 10/15/14 .......................                 35             29,695
Williams Cos, Inc.
   8.125%, 3/15/12 .......................                 18             16,583
                                                                ----------------
                                                                         114,592
                                                                ----------------
                                                                         589,641
                                                                ----------------
Total Corporates - Investment
    Grades ...............................                             7,228,500
                                                                ----------------
AGENCIES - 24.7%
Agency Debentures - 24.7%
Federal Home Loan Bank
   5.00%, 11/17/17 .......................                880          1,008,919
Federal Home Loan Mortgage Corp.
   5.125%, 11/17/17 ......................                150            173,798
Federal National Mortgage Association
   3.25%, 4/09/13 ........................              2,380          2,479,960
   5.375%, 6/12/17 .......................                800            934,653
   Series 2004
   4.625%, 10/15/14 ......................                 15             16,655
                                                                ----------------
Total Agencies ...........................                             4,613,985
                                                                ----------------
GOVERNMENTS - TREASURIES - 11.4%
Treasuries - 11.4%
U.S. Treasury Notes
   3.625%, 12/31/12 ......................                589            648,453
   4.25%, 11/15/17 .......................              1,275          1,485,276
                                                                ----------------
Total Governments - Treasuries ...........                             2,133,729
                                                                ----------------
COMMERCIAL MORTGAGE-BACKED SECURITIES -
10.0%
Non-Agency Fixed Rate CMBS - 10.0%
Banc of America Commercial Mortgage, Inc.
   Series 2001-PB1, Class A2
   5.787%, 5/11/35 .......................                 59             56,826
   Series 2004-6, Class A2
   4.161%, 12/10/42 ......................                 97             94,251
   Series 2007-5, Class A4
   5.492%, 2/10/51 .......................                120             87,799

                                      FSA-8

--------------------------------------------------------------------------------
Separate Account No. 13 (Pooled)
of AXA Equitable Life Insurance Company



Portfolio of Investments -- December 31, 2008 (Continued)
--------------------------------------------------------------------------------
                                                Principal
                                                 Amount
                                                  (000)          U.S. $ Value
--------------------------------------------------------------------------------
Citigroup Commercial Mortgage Trust
   Series 2004-C1, Class A4
   5.358%, 4/15/40 .......................   $            165   $        143,004
Credit Suisse First Boston Mortgage
Securities Corp.
   Series 2003-CK2, Class A2
   3.861%, 3/15/36 .......................                  6              6,108
   Series 2004-C1, Class A4
   4.75%, 1/15/37 ........................                 60             51,595
Credit Suisse Mortgage Capital Certificates
   Series 2006-C3, Class A3
   5.826%, 6/15/38 .......................                 90             72,751
   Series 2006-C5, Class A3
   5.311%, 12/15/39 ......................                 50             38,796
Greenwich Capital Commercial Funding Corp.
   Series 2003-C1, Class A4
   4.111%, 7/05/35 .......................                 90             78,195
GS Mortgage Securities Corp. II
   Series 2001-ROCK, Class C
   6.878%, 5/03/18 .......................                370            384,545
   Series 2004-GG2, Class A6
   5.396%, 8/10/38 .......................                 90             73,954
JP Morgan Chase Commercial Mortgage
Securities Corp.
   Series 2004-C1, Class A2
   4.302%, 1/15/38 .......................                 80             73,629
   Series 2005-LDP5, Class A2
   5.198%, 12/15/44 ......................                 85             76,129
   Series 2006-CB15, Class A4
   5.814%, 6/12/43 .......................                 90             69,244
   Series 2006-CB17, Class A4
   5.429%, 12/12/43 ......................                 95             72,106
   Series 2007-C1, Class A4
   5.716%, 2/15/51 .......................                120             83,815
   Series 2007-LD11, Class A4
   5.819%, 6/15/49 .......................                 60             42,374
LB-UBS Commercial Mortgage Trust
   Series 2003-C3, Class A4
   4.166%, 5/15/32 .......................                110             94,238
   Series 2004-C4, Class A4
   5.226%, 6/15/29 .......................                 35             29,555
   Series 2006-C6, Class A4
   5.372%, 9/15/39 .......................                110             86,296
Wachovia Bank Commercial Mortgage Trust
   Series 2007-C31, Class A4
   5.509%, 4/15/47 .......................                 95             68,374
   Series 2007-C32, Class A3
   5.741%, 6/15/49 .......................                120             87,930
                                                                ----------------
Total Commercial Mortgage-Backed
    Securities ...........................                             1,871,514
                                                                ----------------
INFLATION-LINKED SECURITIES - 4.3%
Inflation-Linked Securities - 4.3%
U.S. Treasury Note
   2.00%, 4/15/12 (TIPS) .................                170            176,930
U.S. Treasury Notes
   2.375%, 4/15/11 (TIPS) ................                305            325,018
   3.00%, 7/15/12 (TIPS) .................                250            295,131
                                                                ----------------
Total Inflation-Linked Securities ........                               797,079
                                                                ----------------
ASSET-BACKED SECURITIES - 3.2%
Credit Cards - Fixed Rate - 1.6%
Citibank Credit Card Issuance Trust
   Series 2006-A2, Class A2
   4.85%, 2/10/11 ........................                300            299,854
                                                                ----------------
Home Equity Loans - Floating Rate - 1.1%
Credit-Based Asset Servicing and
Securitization LLC.
   Series 2003-CB1, Class AF
   3.95%, 1/25/33 (b) ....................                 58             53,967
Household Home Equity Loan Trust
   Series 2007-2, Class M1
   Zero Coupon, 7/20/36 (a) ..............                 80             20,346
   Series 2007-2, Class M2
   0.878%, 7/20/36 (a) ...................                 80             17,456
Indymac Residential Asset Backed Trust
   Series 2006-D, Class 2A2
   0.581%, 11/25/36 (a) ..................                135            110,109
RAAC Series
   Series 2006-SP3, Class A1
   0.551%, 8/25/36 (a) ...................                 12             11,546
                                                                ----------------
                                                                         213,424
                                                                ----------------
Other ABS - Fixed Rate - 0.3%
College & University Facility Loan Trust
   Series 1988-2, Class D
   4.00%, 6/01/18 ........................                 59             49,966
                                                                ----------------
Home Equity Loans - Fixed Rate - 0.2%
Citifinancial Mortgage Securities, Inc.
   Series 2003-1, Class AFPT
   3.36%, 1/25/33 ........................                 26             17,056
Home Equity Mortgage Trust
   Series 2005-4, Class A3
   4.742%, 1/25/36 .......................                  9              8,587
Residential Funding Mortgage Securities II,
Inc.
   Series 2005-HI2, Class A3
   4.46%, 5/25/35 ........................                  6              6,157
                                                                ----------------
                                                                          31,800
                                                                ----------------
Total Asset-Backed Securities ............                               595,044
                                                                ----------------

                                      FSA-9

--------------------------------------------------------------------------------
Separate Account No. 13 (Pooled)
of AXA Equitable Life Insurance Company



Portfolio of Investments -- December 31, 2008 (Continued)
--------------------------------------------------------------------------------
                                                Principal
                                                 Amount
                                                  (000)          U.S. $ Value
--------------------------------------------------------------------------------
CMOS - 2.2%
Non-Agency ARMS - 1.9%
Bear Stearns Alt-A Trust
   Series 2006-1, Class 22A1
   5.319%, 2/25/36 (c) ...................   $             76   $         36,313
   Series 2007-1, Class 21A1
   5.697%, 1/25/47 (c) ...................                 53             24,820
Citigroup Mortgage Loan Trust, Inc.
   Series 2005-2, Class 1A4
   5.117%, 5/25/35 (c) ...................                 96             62,667
   Series 2006-AR1, Class 3A1
   5.50%, 3/25/36 (a) ....................                109             61,000
Deutsche Mortgage Securities, Inc.
   Series 2005-WF1, Class 1A1
   5.098%, 6/26/35 .......................                 36             31,776
Indymac INDA Mortgage Loan Trust
   Series 2006-AR2, Class 1A1
   5.929%, 9/25/36 (c) ...................                100             42,336
Indymac Index Mortgage Loan Trust
   Series 2006-AR7, Class 4A1
   6.143%, 5/25/36 (c) ...................                 46             21,208
JP Morgan Alternative Loan Trust
   Series 2006-A4, Class A1
   5.95%, 9/25/36 (c) ....................                 75             48,452
Residential Funding Mortgage Securities,
Inc.
   Series 2005-SA3, Class 3A
   5.239%, 8/25/35 (c) ...................                 61             36,092
                                                                ----------------
                                                                         364,664
                                                                ----------------
Non-Agency Floating Rate - 0.3%
Countrywide Alternative Loan Trust
   Series 2006-OA14, Class 3A1
   3.106%, 11/25/46 (a) ..................                117             40,902
WaMu Mortgage Pass Through Certificates
   Series 2005-AR13, Class B1
   1.071%, 10/25/45 (a) ..................                 36              3,876
   Series 2005-AR13, Class B2
   1.101%, 10/25/45 (a) ..................                 36              2,940
                                                                ----------------
                                                                          47,718
                                                                ----------------
Total CMOs ...............................                               412,382
                                                                ----------------
MORTGAGE PASS-THRU'S - 1.6%
Agency Fixed Rate 30-Year - 1.6%
Federal Gold Loan Mortgage Corp.
   Series 2007
   7.00%, 2/01/37 ........................                154            160,481
   Series 2008
   6.50%, 5/01/35 ........................                 85             88,964
Federal National Mortgage Association
   Series 2007
   6.50%, 12/01/37 .......................                 41             42,578
                                                                ----------------
Total Mortgage Pass-Thru's ...............                               292,023
                                                                ----------------
GOVERNMENTS - SOVEREIGN BONDS - 1.3%
Governments - Sovereign Bonds - 1.3%
Peru - 0.6%
Republic of Peru
   8.375%, 5/03/16 .......................                 15             16,162
   9.875%, 2/06/15 .......................                 75             86,250
                                                                ----------------
                                                                         102,412
                                                                ----------------
Russia - 0.7%
Russian Ministry of Finance
   Series VII
   3.00%, 5/14/11 ........................                140            133,429
                                                                ----------------
Total Governments - Sovereign
    Bonds ................................                               235,841
                                                                ----------------
QUASI-SOVEREIGNS - 1.1%
Quasi-Sovereign Bonds - 1.1%
Russia - 1.1%
Gaz Capital SA
   6.212%, 11/22/16 ......................                120             77,968
RSHB Capital SA for OJSC Russian Agricultural Bank
   7.75%, 5/29/18 ........................                200            129,000
                                                                ----------------
Total Quasi-Sovereigns ...................                               206,968
                                                                ----------------
CORPORATES - NON-INVESTMENT GRADES (d) - 0.1%
Industrial - 0.1%
Basic - 0.1%
Stora Enso Oyj
   7.375%, 5/15/11 .......................                 10              7,973
                                                                ----------------
Total Investments - 98.6%
   (amortized cost $19,553,271) ..........                            18,395,038
Other assets less liabilities - 1.4% .....                               269,019
                                                                ----------------
Net Assets - 100.0% ......................                      $     18,664,057
                                                                ================



                                     FSA-10

--------------------------------------------------------------------------------
Separate Account No. 13 (Pooled)
of AXA Equitable Life Insurance Company



Portfolio of Investments -- December 31, 2008 (Concluded)

(a) Floating Rate Security. Stated interest rate was in effect at December 31, 2008.
(b) Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2008.
(c)  Variable rate coupon, rate shown as of December 31, 2008.
(d)  Unaudited, as to Investment grade determination.

     Glossary:
     TIPS - Treasury Inflation Protected Security

     The accompanying notes are an integral part of these financial statements.

                                     FSA-11

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
of AXA Equitable Life Insurance Company

Statement of Assets and Liabilities
December 31, 2008

----------------------------------------------------------------------------------------
Assets:
Investments (Notes 2 and 3):
 Common stocks -- at value (cost: $30,285,789).............................  $20,842,176
 Long-term debt securities -- at value (amortized cost: $13,820,859).......   12,212,699
 Short-term debt securities -- at value (amortized cost: $1,142,176)  .        1,142,176
Due from AXA Equitable's General Account...................................      116,051
Receivable for investment securities sold..................................       98,409
Interest and dividends receivable..........................................      206,817
----------------------------------------------------------------------------------------
Total assets...............................................................   34,618,328
----------------------------------------------------------------------------------------
Liabilities:
Due to custodian...........................................................       50,966
Payable for investment securities purchased................................       94,363
Accrued expenses...........................................................       84,699
----------------------------------------------------------------------------------------
Total liabilities..........................................................      230,028
----------------------------------------------------------------------------------------
Net Assets Attributable to Contractowners or in Accumulation...............  $34,388,300
========================================================================================


                       Units Outstanding    Unit Values
                      ------------------- ---------------
Institutional........                 377 $     16,714.08
RIA..................              33,381          156.08
MRP..................             598,974           37.35
EPP..................               3,830          161.90
The accompanying notes are an integral part of these financial statements.

                                     FSA-12

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
of AXA Equitable Life Insurance Company

Statement of Operations
Year Ended December 31, 2008

---------------------------------------------------------------------------------------------------------
Investment Income (Note 2):
Dividends (net of foreign taxes withheld of $52,379)  .                                     $     859,521
Interest..................................................................................      1,070,749
---------------------------------------------------------------------------------------------------------
Total investment income...................................................................      1,930,270
---------------------------------------------------------------------------------------------------------
Expenses (Note 5):
Investment management fees................................................................       (155,346)
Operating and expense charges.............................................................       (447,498)
---------------------------------------------------------------------------------------------------------
Total expenses............................................................................       (602,844)
---------------------------------------------------------------------------------------------------------
Net investment income.....................................................................      1,327,426
---------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments (Note 2):
Realized loss from security and foreign currency transactions.............................     (3,305,997)
Change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and
liabilities...............................................................................    (14,741,359)
---------------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments...........................................    (18,047,356)
---------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Attributable to Operations.....................................  $  16,719,930
=========================================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-13

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
of AXA Equitable Life Insurance Company

Statements of Changes in Net Assets

----------------------------------------------------------------------------------------------------------------------
                                                                                             Year Ended December 31,
                                                                                               2008            2007
----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:
From Operations:
Net investment income...................................................................  $   1,327,426   $  1,204,344
Net realized gain (loss) on investments and foreign currency transactions...............     (3,305,997)     7,029,223
Change in unrealized appreciation/depreciation of investments and foreign currency
denominated assets and liabilities......................................................    (14,741,359)    (5,584,838)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets attributable to operations........................    (16,719,930)     2,648,729
----------------------------------------------------------------------------------------------------------------------
From Contributions and Withdrawals:
Contributions...........................................................................      5,370,448      6,236,866
Withdrawals.............................................................................    (11,912,160)    (9,570,410)
Asset management fees...................................................................        (55,141)       (60,223)
Administrative fees.....................................................................         (7,905)        (8,909)
----------------------------------------------------------------------------------------------------------------------
Net decrease in net assets attributable to contributions and withdrawals................     (6,604,758)    (3,402,676)
----------------------------------------------------------------------------------------------------------------------
Decrease in Net Assets..................................................................    (23,324,688)      (753,947)
Net Assets Attributable to Contractowners or in Accumulation -- Beginning of Year.......     57,712,988     58,466,935
----------------------------------------------------------------------------------------------------------------------
Net Assets Attributable to Contractowners or in Accumulation -- End of Year.............  $  34,388,300   $ 57,712,988
======================================================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-14

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2008
--------------------------------------------------------------------------------
Company                                          Shares         U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 60.6%
Financials - 11.1%
Capital Markets - 2.6%
3i Group PLC .............................              3,800   $         14,874
Bank of New York Mellon Corp. ............              1,400             39,662
Credit Suisse Group AG ...................              6,043            161,813
Deutsche Bank AG .........................              4,050            162,603
Franklin Resources, Inc. .................                700             44,646
The Goldman Sachs Group, Inc. ............              1,200            101,268
Janus Capital Group, Inc. ................              2,700             21,681
Legg Mason, Inc. .........................                800             17,528
Macquarie Group Ltd. .....................              1,355             27,217
Man Group PLC ............................              9,200             31,283
Merrill Lynch & Co., Inc. ................             13,700            159,468
Morgan Stanley ...........................              5,400             86,616
Nomura Holdings, Inc. ....................              2,300             18,496
UBS AG (Swiss Virt-X) (a) ................              1,666             23,229
                                                                ----------------
                                                                         910,384
                                                                ----------------
Commercial Banks - 3.6%
Australia & New Zealand Banking
    Group Ltd. ...........................              4,900             52,235
Banco Bilbao Vizcaya Argentaria
    SA ...................................              3,700             44,540
Banco Santander Central Hispano
    SA ...................................              7,700             72,248
Bank of Nova Scotia ......................              1,400             37,776
Barclays PLC .............................             21,600             47,515
BNP Paribas SA ...........................              1,235             51,930
Canadian Imperial Bank of
    Commerce/Canada ......................              1,100             45,524
Credit Agricole SA .......................              3,464             38,521
Fifth Third Bancorp ......................              5,000             41,300
HSBC Holdings PLC ........................             15,900            151,392
Intesa Sanpaolo SpA ......................             23,000             81,127
Keycorp ..................................              1,400             11,928
Lloyds TSB Group PLC .....................             21,600             39,130
Mitsubishi UFJ Financial Group, Inc. .....              8,500             51,478
National Australia Bank Ltd. .............              4,800             69,843
National Bank of Greece SA ...............              1,144             20,991
Nordea Bank AB ...........................              3,900             26,977
Royal Bank of Canada .....................              1,700             49,712
Royal Bank of Scotland Group PLC
    (Euronext Amsterdam) (a) .............              1,620              1,081
Royal Bank of Scotland Group PLC
    (London Virt-X) ......................             17,636             12,500
Societe Generale-Class A .................              1,800             90,075
Sumitomo Mitsui Financial Group,
    Inc. .................................                 15             62,217
SunTrust Banks, Inc. .....................                400             11,816
Toronto-Dominion Bank ....................              1,200             42,236
UniCredito Italiano SpA ..................             11,374             27,589
Westpac Banking Corp. ....................              3,900             46,143
                                                                ----------------
                                                                       1,227,824
                                                                ----------------
Consumer Finance - 0.0%
Capital One Financial Corp. ..............                500             15,945
                                                                ----------------
Diversified Financial Services - 1.8%
Bank of America Corp. ....................             10,348            145,700
CME Group, Inc.-Class A ..................                400             83,244
ING Group ................................              4,700             47,889
JP Morgan Chase & Co. ....................              7,933            250,127
NYSE Euronext ............................                900             24,642
SNS Reaal ................................             12,800             69,747
                                                                ----------------
                                                                         621,349
                                                                ----------------
Insurance - 2.9%
ACE Ltd. .................................                900             47,628
Allianz SE ...............................              1,100            114,526
Allstate Corp. ...........................              1,900             62,244
Aviva PLC ................................              3,100             17,427
Catlin Group Ltd. ........................              6,700             41,855
Fairfax Financial Holdings Ltd. ..........                200             63,184
Fondiaria-Sai SpA (saving shares) ........              1,900             21,921
Genworth Financial, Inc.-Class A .........              5,400             15,282
Hartford Financial Services Group,
    Inc. .................................              3,800             62,396
ING Canada, Inc. .........................              1,100             34,771
Manulife Financial Corp. .................              2,100             35,383
MetLife, Inc. ............................              1,700             59,262
Muenchener Rueckversicherungs
    AG ...................................                800            121,824
Prudential PLC ...........................              5,300             31,680
QBE Insurance Group Ltd. .................              3,746             67,408
RSA Insurance Group PLC ..................             26,500             52,998
Sun Life Financial, Inc. .................              2,000             46,075
The Travelers Co., Inc. ..................              1,654             74,761
XL Capital Ltd.-Class A ..................              5,600             20,720
                                                                ----------------
                                                                         991,345
                                                                ----------------
Real Estate Management & Development - 0.2%
Mitsui Fudosan Co., Ltd. .................              4,000             64,468
                                                                ----------------
                                                                       3,831,315
                                                                ----------------
Energy - 8.1%
Energy Equipment & Services - 0.7%
Baker Hughes, Inc. .......................                800             25,656
Cameron International Corp. (a) ..........              2,100             43,050
Halliburton Co. ..........................              1,900             34,542
National Oilwell Varco, Inc. (a) .........              1,100             26,884
Schlumberger Ltd. ........................              1,900             80,427
Technip SA ...............................              1,200             36,380
                                                                ----------------
                                                                         246,939
                                                                ----------------
Oil, Gas & Consumable Fuels - 7.4%
Addax Petroleum Corp. ....................              1,700             29,043

                                     FSA-15

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2008 (Continued)
--------------------------------------------------------------------------------
Company                                           Shares         U.S. $ Value
--------------------------------------------------------------------------------
Apache Corp. .............................              1,400   $        104,342
BG Group PLC .............................              8,900            122,457
BP PLC ...................................             29,500            222,990
BP PLC (Sponsored) (ADR) .................              2,000             93,480
Chevron Corp. ............................              3,200            236,704
ConocoPhillips ...........................              3,500            181,300
Devon Energy Corp. .......................                800             52,568
EnCana Corp. .............................                875             40,373
ENI SpA ..................................              4,794            111,554
EOG Resources, Inc. ......................                800             53,264
Exxon Mobil Corp. ........................              6,812            543,802
Nexen, Inc. ..............................              1,600             27,801
Noble Energy, Inc. .......................                600             29,532
Occidental Petroleum Corp. ...............                900             53,991
OMV AG ...................................                700             18,215
Petro-Canada .............................              1,600             34,631
Royal Dutch Shell PLC-Class B ............              1,700             42,162
Royal Dutch Shell PLC (Euronext
    Amsterdam)-Class A ...................              4,500            117,285
Royal Dutch Shell PLC (London Virt-
    X)-Class A ...........................              2,200             57,030
StatoilHydro ASA .........................              5,550             90,279
Suncor Energy Inc (a) ....................              1,000             19,214
Total SA .................................              3,700            200,121
XTO Energy, Inc. .........................              1,700             59,959
                                                                ----------------
                                                                       2,542,097
                                                                ----------------
                                                                       2,789,036
                                                                ----------------
Health Care - 8.0%
Biotechnology - 1.2%
Amgen, Inc. (a) ..........................              1,900            109,725
Celgene Corp. (a) ........................              1,000             55,280
Genentech, Inc. (a) ......................              1,200             99,492
Gilead Sciences, Inc. (a) ................              2,800            143,192
                                                                ----------------
                                                                         407,689
                                                                ----------------
Health Care Equipment & Supplies - 1.3%
Alcon, Inc. ..............................                600             53,514
Ansell Ltd. ..............................              5,000             43,680
Baxter International, Inc. ...............              2,200            117,898
Becton Dickinson & Co. ...................              1,500            102,585
Covidien Ltd. ............................              2,475             89,694
Essilor International SA .................                500             23,332
                                                                ----------------
                                                                         430,703
                                                                ----------------
Health Care Providers & Services - 1.1%
Aetna, Inc. ..............................              1,000             28,500
Cardinal Health, Inc. ....................                500             17,235
Celesio AG ...............................              2,400             64,387
Laboratory Corp. of America
    Holdings (a) .........................                500             32,205
McKesson Corp. ...........................                600             23,238
Medco Health Solutions, Inc. (a) .........              2,300             96,393
UnitedHealth Group, Inc. .................              2,100             55,860
WellPoint, Inc. (a) ......................              1,100             46,343
                                                                ----------------
                                                                         364,161
                                                                ----------------
Pharmaceuticals - 4.4%
Abbott Laboratories ......................              2,300            122,751
AstraZeneca PLC ..........................              2,200             88,787
Bayer AG .................................                500             28,767
Bristol-Myers Squibb Co. .................              1,500             34,875
Eli Lilly & Co. ..........................              1,500             60,405
GlaxoSmithKline PLC ......................              7,200            132,917
Johnson & Johnson ........................              3,200            191,456
Merck & Co., Inc. ........................              3,600            109,440
Novartis AG ..............................              4,515            223,555
Pfizer, Inc. .............................             10,904            193,110
Roche Holding AG .........................                270             41,222
Sanofi-Aventis SA ........................              1,800            113,595
Schering-Plough Corp. ....................              3,700             63,011
Shionogi & Co. Ltd. ......................              2,000             50,634
Wyeth ....................................              2,000             75,020
                                                                ----------------
                                                                       1,529,545
                                                                ----------------
                                                                       2,732,098
                                                                ----------------
Consumer Staples - 6.5%
Beverages - 0.7%
Asahi Breweries Ltd. .....................              3,800             64,514
Molson Coors Brewing Co.-Class B .........              1,100             53,812
PepsiCo, Inc. ............................              2,000            109,540
                                                                ----------------
                                                                         227,866
                                                                ----------------
Food & Staples Retailing - 2.0%
Carrefour SA .............................                700             26,778
CVS Caremark Corp. .......................              1,700             48,858
Koninklijke Ahold NV .....................              5,000             61,093
The Kroger Co. ...........................              3,100             81,871
Safeway, Inc. ............................              2,300             54,671
Tesco PLC ................................             16,200             83,733
Walgreen Co. .............................              1,400             34,538
Wal-Mart Stores, Inc. ....................              5,500            308,330
                                                                ----------------
                                                                         699,872
                                                                ----------------
Food Products - 1.9%
Associated British Foods PLC .............              3,800             39,665
Bunge Ltd. ...............................                900             46,593
ConAgra Foods, Inc. ......................              2,200             36,300
Futuris Corp. Ltd. .......................             50,000             22,485
Goodman Fielder Ltd. .....................             45,000             41,727
Hershey Co. ..............................                900             31,266
Kraft Foods, Inc.-Class A ................              1,844             49,511
Nestle SA ................................              2,768            108,187
Nutreco Holding NV .......................              1,500             49,030
Sara Lee Corp. ...........................              3,100             30,349
Suedzucker AG ............................              6,600            100,918

                                     FSA-16

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2008 (Continued)
--------------------------------------------------------------------------------
Company                                         Shares         U.S. $ Value
--------------------------------------------------------------------------------
Tate & Lyle PLC ..........................              9,500   $         54,908
Tyson Foods, Inc.-Class A ................              3,700             32,412
                                                                ----------------
                                                                         643,351
                                                                ----------------
Household Products - 1.1%
Colgate-Palmolive Co. ....................              2,200            150,788
Kimberly-Clark Corp. .....................                800             42,192
Procter & Gamble Co. .....................              3,200            197,824
                                                                ----------------
                                                                         390,804
                                                                ----------------
Personal Products - 0.2%
The Estee Lauder Cos, Inc.-Class A .......              1,100             34,056
L'Oreal SA ...............................                400             34,640
                                                                ----------------
                                                                          68,696
                                                                ----------------
Tobacco - 0.6%
Altria Group, Inc. .......................              5,000             75,300
Philip Morris International, Inc. ........              2,800            121,828
                                                                ----------------
                                                                         197,128
                                                                ----------------
                                                                       2,227,717
                                                                ----------------
Consumer Discretionary - 6.3%
Auto Components - 0.5%
Aisin Seiki Co. Ltd. .....................              2,800             38,147
Autoliv, Inc. ............................                700             15,022
BorgWarner, Inc. .........................              1,200             26,124
Compagnie Generale des
    Etablissements Michelin-Class B ......                400             20,890
Denso Corp. ..............................              1,400             22,703
Takata Corp. .............................              6,200             42,883
                                                                ----------------
                                                                         165,769
                                                                ----------------
Automobiles - 1.0%
DaimlerChrysler AG .......................              1,200             44,037
Honda Motor Co. Ltd. .....................              4,700             98,822
Isuzu Motors Ltd. ........................             66,600             83,020
Nissan Motor Co. Ltd. ....................             15,300             54,010
Renault SA ...............................              1,300             33,521
Toyota Motor Corp. .......................              1,400             44,865
                                                                ----------------
                                                                         358,275
                                                                ----------------
Distributors - 0.0%
Li & Fung Ltd. ...........................             10,000             17,135
                                                                ----------------
Diversified Consumer Services - 0.3%
Apollo Group, Inc.-Class A (a) ...........              1,200             91,944
                                                                ----------------
Hotels, Restaurants & Leisure - 1.1%
Accor SA .................................                773             37,726
Greene King PLC ..........................              4,200             23,898
McDonald's Corp. .........................              1,852            115,176
OPAP, SA .................................                980             28,171
Punch Taverns PLC ........................              6,570              5,526
Starwood Hotels & Resorts
    Worldwide, Inc. ......................                800             14,320
Thomas Cook Group PLC ....................             19,400             49,090
TUI AG ...................................              1,800             19,967
TUI Travel PLC ...........................             15,700             52,481
Wyndham Worldwide Corp. ..................              2,800             18,340
                                                                ----------------
                                                                         364,695
                                                                ----------------
Household Durables - 0.4%
Panasonic Corp. ..........................              4,000             49,112
Sharp Corp. ..............................              5,000             35,080
Sony Corp. ...............................              2,400             50,886
                                                                ----------------
                                                                         135,078
                                                                ----------------
Internet & Catalog Retail - 0.1%
Home Retail Group PLC ....................              6,700             20,253
                                                                ----------------
Leisure Equipment & Products - 0.1%
Namco Bandai Holdings, Inc. ..............              5,000             53,778
                                                                ----------------
Media - 1.2%
CBS Corp.-Class B ........................              7,720             63,227
Gannett Co., Inc. ........................              6,900             55,200
Lagardere SCA ............................                900             36,280
Societe Television Francaise 1 ...........              2,100             30,476
Time Warner, Inc. ........................             12,800            128,768
The Walt Disney Co. ......................              2,600             58,994
Wolters Kluwer NV (a) ....................              1,900             35,760
WPP PLC ..................................              2,800             16,093
                                                                ----------------
                                                                         424,798
                                                                ----------------
Multiline Retail - 0.5%
JC Penney Co., Inc. ......................              1,500             29,550
Macy's, Inc. .............................             10,900            112,815
Target Corp. .............................                700             24,171
                                                                ----------------
                                                                         166,536
                                                                ----------------
Specialty Retail - 1.1%
Dunelm Group PLC .........................             12,500             22,689
EDION Corp. ..............................              7,500             36,404
The Gap, Inc. ............................              2,800             37,492
Home Depot, Inc. .........................              2,440             56,169
Inditex SA ...............................              1,000             43,550
Limited Brands, Inc. .....................              1,900             19,076
Lowe's Cos, Inc. .........................              5,900            126,968
TJX Cos, Inc. ............................              2,000             41,140
                                                                ----------------
                                                                         383,488
                                                                ----------------
                                                                       2,181,749
                                                                ----------------
Information Technology - 5.8%
Communications Equipment - 1.5%
Corning, Inc. ............................              5,900             56,227
Juniper Networks, Inc. (a) ...............              1,800             31,518
Motorola, Inc. ...........................             15,000             66,450
Nokia OYJ ................................              5,530             85,325
Nokia OYJ -Class A (Sponsored)
    (ADR) ................................              4,100             63,960
QUALCOMM, Inc. ...........................              1,800             64,494

                                     FSA-17

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2008 (Continued)
--------------------------------------------------------------------------------
Company                                            Shares         U.S. $ Value
--------------------------------------------------------------------------------
Research In Motion Ltd. (a) ..............                400   $         16,232
Telefonaktiebolaget LM Ericsson-
    Class B ..............................              7,000             52,049
Telefonaktiebolaget LM Ericsson-
    Class B (Sponsored) (ADR) ............             12,350             96,454
                                                                ----------------
                                                                         532,709
                                                                ----------------
Computers & Peripherals - 1.7%
Apple, Inc. (a) ..........................                500             42,675
Dell, Inc. (a) ...........................              2,400             24,576
Fujitsu Ltd. .............................             10,000             47,325
Hewlett-Packard Co. ......................              5,700            206,853
International Business Machines
    Corp. ................................              1,540            129,606
Seiko Epson Corp. ........................              2,000             30,976
Toshiba Corp. ............................              9,000             36,338
Western Digital Corp. (a) ................              6,400             73,280
                                                                ----------------
                                                                         591,629
                                                                ----------------
Electronic Equipment, Instruments &
Components - 0.5%
Alps Electric Co., Ltd. (a) ..............              4,000             19,195
Avnet, Inc. (a) ..........................              1,200             21,852
Flextronics International Ltd. (a) .......             13,600             34,816
Hitachi Ltd. .............................             11,000             41,864
Hoya Corp. ...............................              1,000             17,000
Oki Electric Industry Co., Ltd. (a) ......             46,000             28,924
                                                                ----------------
                                                                         163,651
                                                                ----------------
Internet Software & Services - 0.1%
Ebay, Inc. (a) ...........................              1,800             25,128
                                                                ----------------
IT Services - 0.1%
The Western Union Co.-Class W ............              2,900             41,586
                                                                ----------------
Semiconductors & Semiconductor Equipment -
0.9%
Applied Materials, Inc. ..................              3,000             30,390
Elpida Memory, Inc. (a) ..................             15,400             91,398
Infineon Technologies AG (a) .............              7,800             10,311
Intel Corp. ..............................              7,000            102,620
Nvidia Corp. (a) .........................              2,100             16,947
Texas Instruments, Inc. ..................              1,900             29,488
Tokyo Electron Ltd. ......................                600             20,518
                                                                ----------------
                                                                         301,672
                                                                ----------------
Software - 1.0%
Activision Blizzard, Inc. (a) ............              5,000             43,200
Adobe Systems, Inc. (a) ..................              1,100             23,419
Microsoft Corp. ..........................             10,200            198,288
Oracle Corp. (a) .........................              1,500             26,595
Symantec Corp. (a) .......................              4,200             56,784
                                                                ----------------
                                                                         348,286
                                                                ----------------
                                                                       2,004,661
                                                                ----------------
Industrials - 5.7%
Aerospace & Defense - 1.0%
BAE Systems PLC ..........................             13,600             73,423
European Aeronautic Defence &
    Space Co., NV ........................              1,100             18,395
Honeywell International, Inc. ............              1,200             39,396
Lockheed Martin Corp. ....................              1,000             84,080
Northrop Grumman Corp. ...................              1,100             49,544
United Technologies Corp. ................              1,700             91,120
                                                                ----------------
                                                                         355,958
                                                                ----------------
Air Freight & Logistics - 0.1%
FedEx Corp. ..............................                400             25,660
                                                                ----------------
Airlines - 0.1%
Qantas Airways Ltd. ......................             15,200             27,871
                                                                ----------------
Commercial Services & Supplies - 0.2%
Avery Dennison Corp. .....................                800             26,184
Downer EDI Ltd. ..........................             16,199             43,257
Suez Environnement SA (a) ................               2025              8,557
                                                                ----------------
                                                                          77,998
                                                                ----------------
Construction & Engineering - 0.4%
Bilfinger Berger AG ......................              1,200             60,217
Fluor Corp. ..............................                800             35,896
Koninklijke BAM Groep NV .................              3,100             27,622
                                                                ----------------
                                                                         123,735
                                                                ----------------
Electrical Equipment - 0.9%
ABB Ltd. (a) .............................              2,638             38,615
Emerson Electric Co. .....................              1,600             58,576
Furukawa Electric Co. Ltd. ...............             18,000             85,185
Hitachi Cable Ltd. .......................             11,400             25,152
Mitsubishi Electric Corp. (a) ............              7,500             45,670
Nexans SA ................................                780             46,134
                                                                ----------------
                                                                         299,332
                                                                ----------------
Industrial Conglomerates - 0.9%
3M Co. ...................................              1,000             57,540
General Electric Co. .....................              6,300            102,060
Siemens AG ...............................              1,000             73,381
Textron, Inc. ............................              1,100             15,257
Tomkins PLC ..............................             28,400             50,223
Tyco International Ltd. ..................                675             14,580
                                                                ----------------
                                                                         313,041
                                                                ----------------
Machinery - 1.0%
Atlas Copco AB-Class A ...................              2,966             25,036
Caterpillar, Inc. ........................                900             40,203
Danaher Corp. ............................              1,000             56,610
Deere & Co. ..............................                800             30,656
Eaton Corp. ..............................                700             34,797
Ingersoll-Rand Co. Ltd.-Class A ..........              1,207             20,941
Parker Hannifin Corp. ....................                700             29,778

                                     FSA-18

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2008 (Continued)
--------------------------------------------------------------------------------
Company                                         Shares         U.S. $ Value
--------------------------------------------------------------------------------
Sumitomo Heavy Industries Ltd. ...........              9,000   $         34,749
Vallourec ................................                300             33,778
Volvo AB-Class B .........................              5,250             28,481
                                                                ----------------
                                                                         335,029
                                                                ----------------
Marine - 0.1%
Mitsui OSK Lines Ltd. ....................              6,000             35,874
                                                                ----------------
Professional Services - 0.1%
Adecco SA ................................              1,000             33,617
                                                                ----------------
Road & Rail - 0.4%
Arriva Plc ...............................              5,800             50,159
Norfolk Southern Corp. ...................                900             42,345
Union Pacific Corp. ......................              1,000             47,800
                                                                ----------------
                                                                         140,304
                                                                ----------------
Trading Companies & Distributors - 0.5%
Finning International, Inc. ..............              1,500             17,315
Itochu Corp. .............................              3,200             15,638
Mitsubishi Corp. .........................              6,800             92,867
Mitsui & Co. Ltd. ........................              5,000             49,697
                                                                ----------------
                                                                         175,517
                                                                ----------------
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Group ...........             16,700             19,910
                                                                ----------------
                                                                       1,963,847
                                                                ----------------
Materials - 3.9%
Chemicals - 2.3%
Arkema SA ................................              3,500             59,598
BASF SE ..................................              2,340             89,580
Ciba Specialty Chemicals AG ..............                900             40,588
DIC Corp. ................................             57,000            117,584
Dow Chemical Co. .........................              3,300             49,797
E.I. Du Pont de Nemours & Co. ............              1,300             32,890
Eastman Chemical Co. .....................              2,700             85,617
Lubrizol Corp. ...........................                800             29,112
Mitsubishi Chemical Holdings Corp. .......              5,000             21,677
Monsanto Co. .............................              1,000             70,350
Potash Corp. of Saskatchewan (a) .........                300             21,759
Potash Corp. of Saskatchewan .............                500             36,610
Solvay SA-Class A ........................                500             36,871
Tosoh Corp. ..............................             30,000             71,815
Yara International ASA ...................                800             16,995
                                                                ----------------
                                                                         780,843
                                                                ----------------
Containers & Packaging - 0.1%
David S Smith Holdings ...................             16,700             18,548
Sonoco Products Co. ......................                900             20,844
                                                                ----------------
                                                                          39,392
                                                                ----------------
Metals & Mining - 1.3%
ArcelorMittal (Euronext Paris) ...........              1,500             35,676
Barrick Gold Corp. .......................              1,800             65,191
BHP Billiton Ltd. ........................              5,043            107,027
JFE Holdings, Inc. .......................              2,000             51,517
Norsk Hydro ASA ..........................              5,200             20,645
OZ Minerals Ltd. .........................             26,183              9,310
Rio Tinto PLC ............................              5,224            111,385
Xstrata PLC ..............................              2,636             24,293
                                                                ----------------
                                                                         425,044
                                                                ----------------
Paper & Forest Products - 0.2%
PaperlinX Ltd. ...........................             27,734             13,536
Stora Enso Oyj-Class R ...................              3,300             25,321
Svenska Cellulosa AB-Class B .............              4,800             40,516
                                                                ----------------
                                                                          79,373
                                                                ----------------
                                                                       1,324,652
                                                                ----------------
Telecommunication Services - 2.7%
Diversified Telecommunication Services -
2.0%
AT&T, Inc. ...............................              7,900            225,150
Deutsche Telekom AG-Class W ..............              2,700             40,271
France Telecom SA ........................              2,300             63,814
Nippon Telegraph & Telephone Corp. .......                 16             82,603
Nortel Networks Corp. (a) ................                 18                  5
Royal KPN NV .............................              2,400             34,629
Tele2 AB-Class B .........................              4,000             34,902
Telecom Corp. of New Zealand Ltd. ........             23,600             31,509
Telecom Italia SpA (ordinary shares) .....             14,400             23,019
Telefonica SA ............................              5,910            130,211
Telstra Corp. Ltd. .......................             10,000             26,703
                                                                ----------------
                                                                         692,816
                                                                ----------------
Wireless Telecommunication Services - 0.7%
NTT Docomo, Inc. .........................                 39             75,892
Sprint Nextel Corp. (a) ..................              7,181             13,141
Vodafone Group PLC .......................             76,200            152,284
                                                                ----------------
                                                                         241,317
                                                                ----------------
                                                                         934,133
                                                                ----------------
Utilities - 2.5%
Electric Utilities - 1.5%
American Electric Power Co., Inc. ........              3,400            113,152
Duke Energy Corp. ........................              2,800             42,028
E.ON AG ..................................              4,550            177,219
Enel SpA .................................              5,600             35,204
Iberdrola SA .............................              4,036             36,691
Scottish & Southern Energy PLC ...........              1,100             19,168
The Southern Co. .........................              1,000             37,000
The Tokyo Electric Power Co., Inc. .......              1,800             59,570
                                                                ----------------
                                                                         520,032
                                                                ----------------
Independent Power Producers & Energy
Traders - 0.3%
Drax Group PLC ...........................              5,300             42,863
Iberdrola Renovables SA (a) ..............             10,900             46,212
                                                                ----------------
                                                                          89,075
                                                                ----------------

                                     FSA-19

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2008 (Continued)
--------------------------------------------------------------------------------
Company                                         Shares         U.S. $ Value
--------------------------------------------------------------------------------
Multi-Utilities - 0.7%
A2A SpA ..................................             23,000   $         40,635
Centrica PLC .............................             10,400             39,662
Dominion Resources, Inc. .................              1,000             35,840
National Grid PLC ........................              5,300             52,160
Wisconsin Energy Corp. ...................              1,800             75,564
                                                                ----------------
                                                                         243,861
                                                                ----------------
                                                                         852,968
                                                                ----------------
Total Common Stocks (cost
    $30,285,789) .........................                            20,842,176
                                                                ----------------


LONG-TERM DEBT SECURITIES -35.5%
CORPORATES - INVESTMENT GRADES (e) - 13.4%
Financial Institutions - 6.7%
Banking - 3.8%
Bank of America Corp.
   3.375%, 2/17/09 .......................   $             10              9,972
   5.875%, 2/15/09 .......................                 55             55,096
BankAmerica Capital II
   Series 2
   8.00%, 12/15/26 .......................                 25             20,433
Barclays Bank PLC
   8.55%, 6/15/11 (b) ....................                 75             36,819
Bear Stearns Co., Inc.
   5.70%, 11/15/14 .......................                 35             34,171
Capital One Bank
   6.50%, 6/13/13 ........................                 35             31,189
Capital One Financial Corp.
   5.50%, 6/01/15 ........................                 11              9,598
Citigroup, Inc.
   2.326%, 6/09/09 (c) ...................                 40             39,051
   5.50%, 4/11/13 ........................                 35             34,079
   6.20%, 3/15/09 ........................                 45             44,808
   6.50%, 8/19/13 ........................                 30             30,272
Compass Bank
   5.50%, 4/01/20 ........................                 65             39,926
Countrywide Financial Corp.
   Series MTN
   5.80%, 6/07/12 ........................                 30             29,240
Credit Suisse USA, Inc.
   3.875%, 1/15/09 .......................                 50             49,994
Deutsche Bank Financial, Inc.
   7.50%, 4/25/09 ........................                100            100,244
The Goldman Sachs Group, Inc.
   4.75%, 7/15/13 ........................                 35             31,453
   5.125%, 1/15/15 .......................                 25             22,937

--------------------------------------------------------------------------------
                                                Principal
                                                 Amount
                                                  (000)          U.S. $ Value
--------------------------------------------------------------------------------
JP Morgan Chase & Co.
   4.75%, 5/01/13 ........................   $             25   $         24,669
   6.00%, 1/15/09 ........................                 40             40,014
   6.75%, 2/01/11 ........................                 25             25,629
Marshall & Ilsley Bank
   Series BKNT
   5.00%, 1/17/17 ........................                 45             32,010
Marshall & Ilsley Corp.
   4.375%, 8/01/09 .......................                 48             47,138
   5.626%, 8/17/09 .......................                 26             24,460
RBS Capital Trust III
   5.512%, 9/30/14 (b) ...................                105             41,975
Regions Financial Corp.
   6.375%, 5/15/12 .......................                 55             48,350
Resona Preferred Global Securities
   7.191%, 7/30/15 (b) ...................                 25             11,902
Royal Bank of Scotland Group PLC
   7.648%, 9/30/31 (b) ...................                 30             14,503
UBS Preferred Funding Trust I
   8.622%, 10/01/10 (b) ..................                 40             24,166
UFJ Finance Aruba AEC
   6.75%, 7/15/13 ........................                100             97,740
Union Planters Corp.
   7.75%, 3/01/11 ........................                 37             35,433
US Bancorp
   5.30%, 4/28/09 ........................                 55             55,171
Wachovia Corp.
   3.625%, 2/17/09 .......................                 60             59,754
   Series MTN
   5.50%, 5/01/13 ........................                 50             49,442
Wells Fargo & Co.
   4.20%, 1/15/10 ........................                 35             35,109
Zions Banc Corp.
   5.50%, 11/16/15 .......................                 25             17,680
                                                                ----------------
                                                                       1,304,427
                                                                ----------------
Brokerage - 0.3%
The Goldman Sachs Group, Inc.
   3.875%, 1/15/09 .......................                 43             42,983
   7.35%, 10/01/09 .......................                 12             12,139
Merrill Lynch & Co., Inc.
   6.00%, 2/17/09 ........................                 45             45,013
   Series MTNC
   4.125%, 1/15/09 .......................                 18             17,992
                                                                ----------------
                                                                         118,127
                                                                ----------------
Finance - 0.9%
American General Finance Corp.
   Series MTNI
   4.625%, 5/15/09 .......................                 55             47,172

                                     FSA-20

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2008 (Continued)
--------------------------------------------------------------------------------
                                                Principal
                                                 Amount
                                                  (000)          U.S. $ Value
--------------------------------------------------------------------------------
CIT Group, Inc.
   5.65%, 2/13/17 ........................   $             60   $         41,721
   7.625%, 11/30/12 ......................                 45             37,988
   Series MTN
   5.125%, 9/30/14 .......................                 15             10,706
General Electric Capital Corp.
   4.80%, 5/01/13 ........................                 30             29,517
   Series MTNA
   4.375%, 11/21/11 ......................                 15             14,651
HSBC Finance Corp.
   7.00%, 5/15/12 ........................                 25             25,038
International Lease Finance Corp.
   6.375%, 3/15/09 .......................                 55             52,804
SLM Corp.
   Series A
   5.45%, 4/25/11 ........................                 55             43,415
   Series MTNA
   5.375%, 1/15/13 .......................                 15             10,997
                                                                ----------------
                                                                         314,009
                                                                ----------------
Insurance - 1.2%
Aegon NV
   4.75%, 6/01/13 ........................                 15             12,811
Allied World Assurance Co. Holdings Ltd.
   7.50%, 8/01/16 ........................                 25             17,625
The Allstate Corp.
   6.125%, 5/15/37 (b) ...................                 50             29,040
Allstate Life Global Funding Trust
   Series 04-1
   4.50%, 5/29/09 ........................                 24             23,979
Assurant, Inc.
   5.625%, 2/15/14 .......................                 15             11,399
Genworth Financial, Inc.
   4.75%, 6/15/09 ........................                 21             20,632
   5.231%, 5/16/09 .......................                 55             53,874
   Series MTN
   6.515%, 5/22/18 .......................                 45             15,604
Hartford Financial Services Group, Inc.
   6.10%, 10/01/41 .......................                 50             32,404
Humana, Inc.
   6.30%, 8/01/18 ........................                 50             37,457
Liberty Mutual Group, Inc.
   5.75%, 3/15/14 ........................                 30             19,393
Prudential Financial, Inc.
   Series MTN
   5.15%, 1/15/13 ........................                 30             24,367
UnitedHealth Group, Inc.
   4.125%, 8/15/09 .......................                 22             21,658
WellPoint, Inc.
   4.25%, 12/15/09 .......................                 19             18,272
XL Capital Ltd.
   5.25%, 9/15/14 ........................                 60             33,321
   6.25%, 5/15/27 ........................                 50             23,701
                                                                ----------------
                                                                         395,537
                                                                ----------------
REITS - 0.5%
ERP Operating LP
   5.25%, 9/15/14 ........................                 60             40,087
HCP, Inc.
   Series MTN
   5.95%, 9/15/11 ........................                 55             45,582
Healthcare Realty Trust, Inc.
   5.125%, 4/01/14 .......................                 30             18,074
Simon Property Group LP
   5.00%, 3/01/12 ........................                 40             31,604
   5.625%, 8/15/14 .......................                 44             29,347
                                                                ----------------
                                                                         164,694
                                                                ----------------
                                                                       2,296,794
                                                                ----------------
Industrial - 5.5%
Basic - 1.0%
Alcoa, Inc.
   6.50%, 6/01/11 ........................                 20             19,087
ArcelorMittal
   6.125%, 6/01/18 .......................                 50             34,238
BHP Billiton Finance USA Ltd.
   7.25%, 3/01/16 ........................                 43             43,510
The Dow Chemical Co.
   5.97%, 1/15/09 ........................                 50             50,019
   7.375%, 11/01/29 ......................                 10              9,418
International Paper Co.
   4.25%, 1/15/09 ........................                 23             22,992
   5.30%, 4/01/15 ........................                 45             31,283
Ispat Inland ULC
   9.75%, 4/01/14 ........................                 25             21,398
Lubrizol Corp.
   4.625%, 10/01/09 ......................                 25             24,556
Packaging Corp. of America
   5.75%, 8/01/13 ........................                 30             26,553
PPG Industries, Inc.
   5.75%, 3/15/13 ........................                 25             24,723
United States Steel Corp.
   6.65%, 6/01/37 ........................                 60             30,621
                                                                ----------------
                                                                         338,398
                                                                ----------------
Capital Goods - 0.8%
Caterpillar Financial Services
   4.50%, 6/15/09 ........................                 30             29,913
CRH America, Inc.
   6.95%, 3/15/12 ........................                 55             44,269

                                     FSA-21

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2008 (Continued)
--------------------------------------------------------------------------------
                                                Principal
                                                 Amount
                                                  (000)          U.S. $ Value
--------------------------------------------------------------------------------
Fisher Scientific International, Inc.
   6.125%, 7/01/15 .......................   $             20   $         17,625
Illinois Tool Works, Inc.
   5.75%, 3/01/09 ........................                 23             23,140
John Deere Capital Corp.
   4.875%, 3/16/09 .......................                 55             55,178
Lafarge SA
   6.15%, 7/15/11 ........................                 28             24,379
Masco Corp.
   4.80%, 6/15/15 ........................                 30             20,280
Textron Financial Corp.
   5.125%, 11/01/10 ......................                 25             22,426
Waste Management, Inc.
   6.875%, 5/15/09 .......................                 50             49,768
                                                                ----------------
                                                                         286,978
                                                                ----------------
Communications - Media - 0.8%
BSKYB Finance UK PLC
   5.625%, 10/15/15 ......................                 40             33,669
Comcast Cable Communications Holdings, Inc.
   9.455%, 11/15/22 ......................                 30             33,611
Comcast Cable Communications, Inc.
   6.875%, 6/15/09 .......................                 45             45,211
News America Holdings, Inc.
   6.55%, 3/15/33 ........................                 25             22,414
RR Donnelley & Sons Co.
   4.95%, 4/01/14 ........................                 15             11,370
   5.50%, 5/15/15 ........................                 45             33,641
TCI Communications, Inc.
   7.875%, 2/15/26 .......................                 50             51,883
Time Warner Entertainment Co.
   8.375%, 3/15/23 .......................                 35             35,247
WPP Finance Corp.
   5.875%, 6/15/14 .......................                 15             15,764
                                                                ----------------
                                                                         282,810
                                                                ----------------
Communications - Telecommunications - 0.8%
America Movil SAB de CV
   5.75%, 1/15/15 ........................                 25             22,970
AT&T Corp.
   8.00%, 11/15/31 .......................                  5              6,281
Embarq Corp.
   6.738%, 6/01/13 .......................                  5              4,225
   7.082%, 6/01/16 .......................                 40             30,800
New Cingular Wireless Services, Inc.
   8.75%, 3/01/31 ........................                 25             31,252
Pacific Bell Telephone Co.
   6.625%, 10/15/34 ......................                 35             28,103
Qwest Corp.
   7.50%, 10/01/14 .......................                 55             45,650
Telecom Italia Capital SA
   6.375%, 11/15/33 ......................                 10              7,000
US Cellular Corp.
   6.70%, 12/15/33 .......................                 40             28,828
Verizon Communications, Inc.
   5.25%, 4/15/13 ........................                 15             15,057
Verizon New Jersey, Inc.
   Series A
   5.875%, 1/17/12 .......................                 35             34,456
Vodafone Group PLC
   5.50%, 6/15/11 ........................                 20             19,933
                                                                ----------------
                                                                         274,555
                                                                ----------------
Consumer Cyclical - Other - 0.3%
MDC Holdings, Inc.
   5.50%, 5/15/13 ........................                 60             46,962
Starwood Hotels & Resorts Worldwide, Inc.
   7.375%, 11/15/15 ......................                 45             27,000
Wyndham Worldwide Corp.
   6.00%, 12/01/16 .......................                 60             24,185
                                                                ----------------
                                                                          98,147
                                                                ----------------
Consumer Non-Cyclical - 0.7%
Abbott Laboratories
   3.50%, 2/17/09 ........................                 31             31,057
Bunge Ltd. Finance Corp.
   5.10%, 7/15/15 ........................                 19             13,821
   5.875%, 5/15/13 .......................                 25             16,974
Cadbury Schweppes US Finance LLC
   5.125%, 10/01/13 ......................                 20             18,776
ConAgra Foods, Inc.
   7.875%, 9/15/10 .......................                 20             20,695
Fisher Scientific International, Inc.
   6.75%, 8/15/14 ........................                 43             40,635
Kraft Foods, Inc.
   4.125%, 11/12/09 ......................                 25             25,038
The Kroger Co.
   6.80%, 12/15/18 .......................                 20             20,670
Wyeth
   5.50%, 2/01/14 ........................                 38             38,600
                                                                ----------------
                                                                         226,266
                                                                ----------------
Energy - 0.6%
Amerada Hess Corp.
   7.875%, 10/01/29 ......................                 30             28,799
Canadian Natural Resources Ltd.
   5.15%, 2/01/13 ........................                 20             18,537
ConocoPhillips
   6.375%, 3/30/09 .......................                 24             24,124
The Premcor Refining Group, Inc.
   7.50%, 6/15/15 ........................                 28             25,212

                                     FSA-22

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2008 (Continued)
--------------------------------------------------------------------------------
                                                Principal
                                                 Amount
                                                  (000)          U.S. $ Value
--------------------------------------------------------------------------------
Statoilhydro Asa
   6.36%, 1/15/09 ........................   $             17   $         17,013
Valero Energy Corp.
   6.875%, 4/15/12 .......................                 30             30,169
Vastar Resources, Inc.
   6.50%, 4/01/09 ........................                 55             55,369
Weatherford International Ltd.
   5.15%, 3/15/13 ........................                 20             17,611
                                                                ----------------
                                                                         216,834
                                                                ----------------
Technology - 0.5%
Computer Sciences Corp.
   5.50%, 3/15/13 ........................                 30             26,877
Electronic Data Systems Corp.
   7.45%, 10/15/29 .......................                 30             32,500
International Business Machines Corp.
   5.375%, 2/01/09 .......................                 25             25,059
Motorola, Inc.
   6.50%, 9/01/25 ........................                 35             17,323
   7.50%, 5/15/25 ........................                 10              5,479
   7.625%, 11/15/10 ......................                  5              4,431
Xerox Capital Trust I
   8.00%, 2/01/27 ........................                 45             30,730
Xerox Corp.
   9.75%, 1/15/09 ........................                 39             38,961
                                                                ----------------
                                                                         181,360
                                                                ----------------
                                                                       1,905,348
                                                                ----------------
Utility - 1.2%
Electric - 0.7%
Enersis SA
   7.375%, 1/15/14 .......................                 30             31,243
Exelon Corp.
   6.75%, 5/01/11 ........................                 20             19,519
FirstEnergy Corp.
   Series B
   6.45%, 11/15/11 .......................                 20             18,905
   Series C
   7.375%, 11/15/31 ......................                 25             23,651
MidAmerican Energy Holdings Co.
   5.875%, 10/01/12 ......................                 30             29,925
Nisource Finance Corp.
   6.80%, 1/15/19 ........................                 50             31,438
   7.875%, 11/15/10 ......................                 25             22,877
SPI Electricity & Gas Australia Holdings
Pty Ltd.
   6.15%, 11/15/13 .......................                 55             55,116
Wisconsin Energy Corp.
   6.25%, 5/15/67 (b) ....................                 52             25,740
                                                                ----------------
                                                                         258,414
                                                                ----------------
Natural Gas - 0.4%
Duke Energy Field Services Corp.
   7.875%, 8/16/10 .......................                 10              9,831
Energy Transfer Partners LP
   6.125%, 2/15/17 .......................                 35             28,904
   6.625%, 10/15/36 ......................                 35             24,498
Enterprise Products Operating LLC
   Series B
   5.60%, 10/15/14 .......................                 20             16,969
TransCanada Pipelines Ltd.
   6.35%, 5/15/67 (b) ....................                 60             26,820
Williams Cos, Inc.
   8.125%, 3/15/12 .......................                 20             18,425
                                                                ----------------
                                                                         125,447
                                                                ----------------
Other Utility - 0.1%
Veolia Environnement
   6.00%, 6/01/18 ........................                 30             26,592
                                                                ----------------
                                                                         410,453
                                                                ----------------
Total Corporates - Investment
    Grades ...............................                             4,612,595
                                                                ----------------
MORTGAGE PASS-THRU'S - 9.2%
Agency Fixed Rate 30-Year - 9.2%
Federal Home Loan Mortgage Corp., Gold Pool
   Series 2005
   4.50%, 9/01/35 ........................                125            126,692
   Series 2007
   5.50%, 7/01/35 ........................                 78             79,779
   7.00%, 2/01/37 ........................                186            194,429
Federal National Mortgage Association
   Series 2003
   5.00%, 11/01/33 .......................                 78             80,145
   5.50%, 4/01/33 - 7/01/33 ..............                370            380,295
   Series 2004
   5.50%, 4/01/34 - 11/01/34 .............                230            235,833
   6.00%, 9/01/34 ........................                152            156,803
   Series 2005
   4.50%, 8/01/35 ........................                161            163,564
   5.50%, 2/01/35 ........................                347            356,891
   Series 2006
   5.00%, 2/01/36 ........................                290            296,600
   5.50%, 4/01/36 ........................                587            602,718
   Series 2007
   4.50%, 9/01/35 ........................                173            175,857
   6.50%, 12/01/37 .......................                307            319,337
                                                                ----------------
Total Mortgage Pass-Thru's ...............                             3,168,943
                                                                ----------------

                                     FSA-23

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2008 (Continued)
--------------------------------------------------------------------------------
                                                Principal
                                                 Amount
                                                  (000)          U.S. $ Value
--------------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES -
5.2%
Non-Agency Fixed Rate CMBS - 5.2%
Banc of America Commercial Mortgage, Inc.
   Series 2001-PB1, Class A2
   5.787%, 5/11/35 .......................   $             73   $         69,940
   Series 2004-4, Class A3
   4.128%, 7/10/42 .......................                 90             88,312
   Series 2004-6, Class A2
   4.161%, 12/10/42 ......................                117            113,101
   Series 2006-5, Class A4
   5.414%, 9/10/47 .......................                115             90,906
Bear Stearns Commercial Mortgage
Securities, Inc.
   Series 2005-PWR7, Class A3
   5.116%, 2/11/41 .......................                120             96,535
Citigroup Commercial Mortgage Trust
   Series 2004-C1, Class A4
   5.358%, 4/15/40 .......................                145            125,670
Credit Suisse First Boston Mortgage
Securities Corp.
   Series 2003-CK2, Class A2
   3.861%, 3/15/36 .......................                  7              6,980
   Series 2004-C1, Class A4
   4.75%, 1/15/37 ........................                 45             38,696
   Series 2005-C1, Class A4
   5.014%, 2/15/38 .......................                105             87,175
Credit Suisse Mortgage Capital Certificates
   Series 2006-C5, Class A3
   5.311%, 12/15/39 ......................                 60             46,555
GE Capital Commercial Mortgage Corp.
   Series 2005-C3, Class A3FX
   4.863%, 7/10/45 .......................                 90             82,648
Greenwich Capital Commercial Funding Corp.
   Series 2003-C1, Class A4
   4.111%, 7/05/35 .......................                100             86,883
   Series 2005-GG3, Class A2
   4.305%, 8/10/42 .......................                125            118,249
GS Mortgage Securities Corp. II
   Series 2004-GG2, Class A6
   5.396%, 8/10/38 .......................                100             82,171
JP Morgan Chase Commercial Mortgage
Securities Corp.
   Series 2005-CB11, Class A4
   5.335%, 8/12/37 .......................                 60             49,095
   Series 2005-LDP4, Class A2
   4.79%, 10/15/42 .......................                101             92,606
LB-UBS Commercial Mortgage Trust
   Series 2004-C4, Class A4
   5.226%, 6/15/29 .......................                 35             29,555
   Series 2005-C7, Class A4
   5.197%, 11/15/30 ......................                 65             53,665
   Series 2006-C1, Class A4
   5.156%, 2/15/31 .......................                115             91,299
   Series 2006-C4, Class A4
   5.883%, 6/15/38 .......................                 50             41,131
Merrill Lynch Mortgage Trust
   Series 2005-CKI1, Class A6
   5.242%, 11/12/37 ......................                 55             45,396
Morgan Stanley Capital
   Series 2005-T17, Class A5
   4.78%, 12/13/41 .......................                145            119,592
Morgan Stanley Capital I
   Series 2005-HQ5, Class A4
   5.168%, 1/14/42 .......................                 70             58,790
Wachovia Bank Commercial Mortgage Trust
   Series 2007-C32, Class A2
   5.736%, 6/15/49 .......................                100             78,209
                                                                ----------------
Total Commercial Mortgage-Backed
    Securities ...........................                             1,793,159
                                                                ----------------
GOVERNMENTS - TREASURIES - 3.7%
Treasuries - 3.7%
United States - 3.7%
U.S. Treasury Bonds
   4.50%, 2/15/36 ........................                 86            114,790
U.S. Treasury Note
   2.00%, 11/30/13 .......................                160            164,150
U.S. Treasury Notes
   3.625%, 12/31/12 ......................                115            126,716
   4.25%, 11/15/17 .......................                375            436,846
US Treasury Strip
   Zero Coupon, 2/15/21 ..................                635            426,064
                                                                ----------------
Total Governments - Treasuries ...........                             1,268,566
                                                                ----------------
AGENCIES - 1.2%
Agency Debentures - 1.2%
Federal National Mortgage Association
   6.25%, 5/15/29 ........................                150            204,809
   6.625%, 11/15/30 ......................                145            209,351
                                                                ----------------
Total Agencies ...........................                               414,160
                                                                ----------------
CMOS - 1.0%
Non-Agency ARMS - 0.5%
Bear Stearns Alt-A Trust
   Series 2006-1, Class 22A1
   5.319%, 2/25/36 (b) ...................                 85             40,671
   Series 2006-3, Class 22A1
   6.064%, 5/25/36 (b) ...................                 36             16,347
   Series 2007-1, Class 21A1
   5.697%, 1/25/47 (b) ...................                 49             22,911
Citigroup Mortgage Loan Trust, Inc.
   Series 2006-AR1, Class 3A1
   5.50%, 3/25/36 (c) ....................                102             57,188

                                     FSA-24

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2008 (Continued)
--------------------------------------------------------------------------------
                                                Principal
                                                 Amount
                                                  (000)          U.S. $ Value
--------------------------------------------------------------------------------
Indymac Index Mortgage Loan Trust
   Series 2006-AR7, Class 4A1
   6.143%, 5/25/36 (b) ...................   $             42   $         19,576
Residential Funding Mortgage Securities, I
Inc.
   Series 2005-SA3, Class 3A
   5.239%, 8/25/35 (b) ...................                 61             36,092
                                                                ----------------
                                                                         192,785
                                                                ----------------
Non-Agency Floating Rate - 0.4%
Banc of America Funding Corp.
   Series 2007-B, Class A1
   0.718%, 4/20/47 (c) ...................                 82             35,433
Countrywide Alternative Loan Trust
   Series 2005-62, Class 2A1
   3.256%, 12/25/35 (c) ..................                 34             14,876
   Series 2006-OA14, Class 3A1
   3.106%, 11/25/46 (c) ..................                100             34,842
JP Morgan Alternative Loan Trust
   Series 2006-A3, Class 2A1
   6.067%, 7/25/36 (b) ...................                 90             41,223
Lehman XS Trust
   Series 2007-4N, Class M1
   0.921%, 3/25/47 (c) ...................                110              3,715
                                                                ----------------
                                                                         130,089
                                                                ----------------
Non-Agency Fixed Rate - 0.1%
Merrill Lynch Mortgage Investors, Inc.
   Series 2005-A8, Class A1C1
   5.25%, 8/25/36 ........................                 50             39,157
                                                                ----------------
Total CMOs ...............................                               362,031
                                                                ----------------
ASSET-BACKED SECURITIES - 0.9%
Home Equity Loans - Floating Rate - 0.8%
Asset Backed Funding Certificates
   Series 2003-WF1, Class A2
   2.52%, 12/25/32 (c) ...................                 32             25,365
Credit-Based Asset Servicing and
Securitization LLC.
   Series 2003-CB1, Class AF
   3.95%, 1/25/33 (d) ....................                 48             44,840
Indymac Residential Asset Backed Trust
   Series 2006-D, Class 2A2
   0.581%, 11/25/36 (c) ..................                115             93,797
   Series 2007-B, Class M1
   0.781%, 7/25/37 (c) ...................                115              3,318
Mastr Asset Backed Securities Trust
   Series 2006-NC2, Class A3
   0.581%, 8/25/36 (c) ...................                110             91,339
Option One Mortgage Loan Trust
   Series 2007-4, Class M1
   0.841%, 4/25/37 (c) ...................                110              4,040
RAAC Series
   Series 2006-SP3, Class A1
   0.551%, 8/25/36 (c) ...................                 11              9,896
Residential Asset Securities Corp.
   Series 2003-KS3, Class A2
   1.071%, 5/25/33 (c) ...................                  4              2,710
                                                                ----------------
                                                                         275,305
                                                                ----------------
Home Equity Loans - Fixed Rate - 0.1%
Citifinancial Mortgage Securities, Inc.
   Series 2003-1, Class AFPT
   3.36%, 1/25/33 ........................                 21             14,144
Credit-Based Asset Servicing &
Securitization LLC.
   Series 2005-CB7, Class AF2
   5.147%, 11/25/35 ......................                  6              5,708
Home Equity Mortgage Trust
   Series 2005-4, Class A3
   4.742%, 1/25/36 .......................                  8              7,361
Residential Funding Mortgage Securities II,
Inc.
   Series 2005-HI2, Class A3
   4.46%, 5/25/35 ........................                  9              8,466
                                                                ----------------
                                                                          35,679
                                                                ----------------
Total Asset-Backed Securities ............                               310,984
                                                                ----------------
GOVERNMENTS - SOVEREIGN BONDS - 0.6%
Governments - Sovereign Bonds - 0.6%
Brazil - 0.4%
Republic of Brazil
   8.25%, 1/20/34 ........................                100            122,250
                                                                ----------------
Peru - 0.2%
Republic of Peru
   8.375%, 5/03/16 .......................                 10             10,775
   9.875%, 2/06/15 .......................                 60             69,000
                                                                ----------------
                                                                          79,775
                                                                ----------------
Total Governments - Sovereign
    Bonds ................................                               202,025
                                                                ----------------
SUPRANATIONALS - 0.1%
European Investment Bank
   4.875%, 2/15/36 .......................                 30             33,066
                                                                ----------------
CORPORATES - NON-INVESTMENT GRADES (e) -
0.1%
Industrial - 0.1%
Basic - 0.0%
Westvaco Corp.
   8.20%, 1/15/30 ........................                 10              7,611
                                                                ----------------

                                     FSA-25

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2008 (Concluded)
--------------------------------------------------------------------------------
                                                Principal
                                                 Amount
                                                  (000)          U.S. $ Value
--------------------------------------------------------------------------------
Transportation - Airlines - 0.1%
United Air Lines, Inc.
   Series 071A
   6.636%, 7/02/22 .......................   $             29   $         16,841
                                                                ----------------
Total Corporates - Non-Investment
    Grades ...............................                                24,452
                                                                ----------------
GOVERNMENTS - SOVEREIGN AGENCIES - 0.1%
Governments - Sovereign Agencies - 0.1%
Germany - 0.1%
Landwirtschaftliche Rentenbank
   5.125%, 2/01/17 .......................                 20             22,718
                                                                ----------------
Total Long Term Securities
   (amortized cost $13,820,859) ..........                            12,212,699
                                                                ----------------
SHORT-TERM DEBT SECURITIES - 3.3%
Time Deposit - 3.3%
JPMorgan Nassau
   0.05%, 1/1/2009 .......................   $          1,142   $      1,142,176
                                                                ----------------
Total Short-Term Debt Securities - 3.3%
   (amortized cost $1,142,176) ...........                             1,142,176
                                                                ----------------
Total Investments - 99.4%
   (cost/amoritized cost
     $45,248,824) ........................                            34,197,051
Other assets less liabilities - 0.6% .....                               191,249
                                                                ----------------
Net Assets - 100.0% ......................                      $     34,388,300
                                                                ================

--------------------------------------------------
Country Diversification        % of Net Assets
--------------------------------------------------
United States....................      63.1%
United Kingdom...................       6.7
Japan............................       6.2
Germany..........................       3.6
France...........................       3.1
Switzerland......................       2.2
Australia........................       2.1
Canada...........................       2.0
Netherlands......................       1.6
Spain............................       1.1
Italy............................       1.0
Sweden...........................       0.9
Finland..........................       0.5
Norway...........................       0.4
Other............................       1.6
Cash and Equivalents, net........       3.9
Total............................     100.0%

(a)  Non-income producing security.
(b)  Variable rate coupon, rate shown as of December 31, 2008.
(c) Floating Rate Security. Stated interest rate was in effect at December 31, 2008.
(d) Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2008.
(e)  Unaudited, as to Investment grade determination.

     Glossary:
     ADR - American Depositary Receipt

     The accompanying notes are an integral part of these financial statements.

                                     FSA-26

-------------------------------------------------------------------------------
Separate Account No. 4 (Pooled)
of AXA Equitable Life Insurance Company

Statement of Assets and Liabilities
December 31, 2008
-------------------------------------------------------------------------------
Assets:
Investments (Notes 2 and 3):
 Common stocks -- at value (cost: $78,108,190)....................  $65,503,619
Due from AXA Equitable's General Account..........................      344,437
Due from custodian................................................        4,658
Interest and dividends receivable.................................       68,534
-------------------------------------------------------------------------------
Total assets......................................................   65,921,248
-------------------------------------------------------------------------------
Liabilities:
Payable for investment securities purchased.......................       15,206
Accrued expenses..................................................      230,120
-------------------------------------------------------------------------------
Total liabilities.................................................      245,326
-------------------------------------------------------------------------------
Net Assets........................................................  $65,675,922
===============================================================================
Amount retained by AXA Equitable in Separate Account No. 4........  $ 1,706,927
Net assets attributable to contract owners........................   45,877,015
Net assets allocated to contracts in payout period................   20,091,980
-------------------------------------------------------------------------------
Net Assets........................................................  $65,675,922
===============================================================================

                       Units Outstanding     Unit Values
                      -------------------  --------------
Institutional........               7,092  $      5,469.59
RIA..................               7,491           508.49
MRP..................             103,019           200.69
EPP..................               4,438           527.45
The accompanying notes are an integral part of these financial statements.

                                     FSA-27

--------------------------------------------------------------------------------
Separate Account No. 4 (Pooled)
of AXA Equitable Life Insurance Company



Statement of Operations
Year Ended December 31, 2008

-------------------------------------------------------------------------------------
Investment Income (Note 2):
Dividends (net of foreign taxes withheld of $28,854)  .                $    1,836,631
Interest.............................................................         105,685
-------------------------------------------------------------------------------------
Total investment income..............................................       1,942,316
-------------------------------------------------------------------------------------
Expenses (Note 5):
Investment management fees...........................................        (434,083)
Operating and expense charges........................................        (849,570)
-------------------------------------------------------------------------------------
Total expenses.......................................................      (1,283,653)
-------------------------------------------------------------------------------------
Net investment income................................................         658,663
-------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments (Note 2):
Realized loss from security and foreign currency transactions........      (5,160,027)
Change in unrealized appreciation/depreciation of investments........    (108,135,363)
-------------------------------------------------------------------------------------
Net realized and unrealized loss on investments......................    (113,295,390)
-------------------------------------------------------------------------------------
Net Decrease in Net Assets Attributable to Operations................  $ (112,636,727)
=====================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-28

--------------------------------------------------------------------------------
Separate Account No. 4 (Pooled)
of AXA Equitable Life Insurance Company

Statements of Changes in Net Assets

---------------------------------------------------------------------------------------------------------------------------
                                                                                               Year Ended December 31,
                                                                                                   2008             2007
---------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:
From Operations:
Net investment income....................................................................  $      658,663    $      489,892
Net realized gain (loss) on investments and foreign currency transactions................      (5,160,027)       94,104,905
Change in unrealized appreciation/depreciation of investments............................    (108,135,363)      (22,813,133)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets attributable to operations.........................    (112,636,727)       71,781,664
---------------------------------------------------------------------------------------------------------------------------
From Contributions and Withdrawals:
Contributions............................................................................      19,004,561        65,174,510
Withdrawals..............................................................................    (372,461,243)     (201,991,340)
Asset management fees....................................................................        (513,538)         (798,008)
Administrative fees......................................................................         (31,648)          (76,744)
---------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets attributable to contributions and withdrawals.................    (354,001,868)     (137,691,582)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets attributable to AXA Equitable's transactions.......           4,204            (6,261)
---------------------------------------------------------------------------------------------------------------------------
Decrease in Net Assets...................................................................    (466,634,391)      (65,916,179)
Net Assets -- Beginning of Year..........................................................     532,310,313       598,226,492
---------------------------------------------------------------------------------------------------------------------------
Net Assets -- End of Year................................................................  $   65,675,922    $  532,310,313
===========================================================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-29

--------------------------------------------------------------------------------
Separate Account No. 4 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2008
--------------------------------------------------------------------------------
Company                                           Shares         U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.7%
Information Technology - 31.0%
Communications Equipment - 6.2%
F5 Networks, Inc. (a) ....................             52,900   $      1,209,294
Juniper Networks, Inc. (a) ...............            104,710          1,833,472
QUALCOMM, Inc. ...........................             28,640          1,026,171
                                                                ----------------
                                                                       4,068,937
                                                                ----------------
Computers & Peripherals - 3.0%
Apple, Inc. (a) ..........................             22,901          1,954,600
                                                                ----------------
Electronic Equipment, Instruments &
Components - 1.7%
Dolby Laboratories, Inc.-Class A (a) .....             14,440            473,054
Mettler Toledo International, Inc. (a) ...              9,000            606,600
                                                                ----------------
                                                                       1,079,654
                                                                ----------------
Internet Software & Services - 3.8%
Google, Inc.-Class A (a) .................              8,130          2,501,195
                                                                ----------------
IT Services - 8.4%
Accenture Ltd.-Class A ...................             43,200          1,416,528
Alliance Data Systems Corp. (a) ..........             29,800          1,386,594
SAIC, Inc. (a) ...........................            114,760          2,235,525
Visa, Inc.-Class A .......................              9,600            503,520
                                                                ----------------
                                                                       5,542,167
                                                                ----------------
Software - 7.9%
Activision Blizzard, Inc. (a) ............            152,300          1,315,872
Adobe Systems, Inc. (a) ..................             21,060            448,368
Ansys, Inc. (a) ..........................             49,200          1,372,188
Salesforce.com, Inc. (a) .................             64,800          2,074,248
                                                                ----------------
                                                                       5,210,676
                                                                ----------------
                                                                      20,357,229
                                                                ----------------
Health Care - 29.4%
Biotechnology - 11.8%
Celgene Corp. (a) ........................             31,300          1,730,264
Genentech, Inc. (a) ......................             35,760          2,964,862
Gilead Sciences, Inc. (a) ................             59,110          3,022,885
                                                                ----------------
                                                                       7,718,011
                                                                ----------------
Health Care Equipment & Supplies - 8.9%
Alcon, Inc. ..............................             11,250          1,003,388
Baxter International, Inc. ...............             30,800          1,650,572
Becton Dickinson & Co. ...................              8,700            594,993
Covidien Ltd. ............................             29,600          1,072,704
Intuitive Surgical, Inc. (a) .............                950            120,640
Varian Medical Systems, Inc. (a) .........             40,600          1,422,624
                                                                ----------------
                                                                       5,864,921
                                                                ----------------
Health Care Providers & Services - 3.5%
Medco Health Solutions, Inc. (a) .........             55,550          2,328,100
                                                                ----------------
Life Sciences Tools & Services - 1.1%
Illumina, Inc. (a) .......................             27,000            703,350
                                                                ----------------
Pharmaceuticals - 4.1%
Teva Pharmaceutical Industries Ltd.
    (Sponsored) (ADR) ....................             63,370          2,697,661
                                                                ----------------
                                                                      19,312,043
                                                                ----------------
Industrials - 8.1%
Construction & Engineering - 3.3%
Fluor Corp. ..............................             23,500          1,054,445
Jacobs Engineering Group, Inc. (a) .......             23,680          1,139,008
                                                                ----------------
                                                                       2,193,453
                                                                ----------------
Electrical Equipment - 3.2%
Ametek, Inc. .............................             35,285          1,065,960
Emerson Electric Co. .....................             28,220          1,033,134
                                                                ----------------
                                                                       2,099,094
                                                                ----------------
Machinery - 1.6%
Danaher Corp. ............................             17,890          1,012,753
                                                                ----------------
                                                                       5,305,300
                                                                ----------------
Energy - 8.0%
Energy Equipment & Services - 6.3%
Cameron International Corp. (a) ..........             95,520          1,958,160
FMC Technologies, Inc. (a) ...............             20,200            481,366
National Oilwell Varco, Inc. (a) .........             18,900            461,916
Schlumberger Ltd. ........................             28,640          1,212,331
                                                                ----------------
                                                                       4,113,773
                                                                ----------------
Oil, Gas & Consumable Fuels - 1.7%
EOG Resources, Inc. ......................              8,900            592,562
XTO Energy, Inc. .........................             15,100            532,577
                                                                ----------------
                                                                       1,125,139
                                                                ----------------
                                                                       5,238,912
                                                                ----------------
Consumer Discretionary - 7.3%
Diversified Consumer Services - 2.7%
Strayer Education, Inc. ..................              8,360          1,792,468
                                                                ----------------
Hotels, Restaurants & Leisure - 1.6%
Yum! Brands, Inc. ........................             32,200          1,014,300
                                                                ----------------
Household Durables - 0.7%
NVR, Inc. (a) ............................              1,060            483,625
                                                                ----------------
Media - 0.9%
The DIRECTV Group, Inc. (a) ..............             25,700            588,787
                                                                ----------------
Multiline Retail - 1.4%
Kohl's Corp. (a) .........................             25,400            919,480
                                                                ----------------
                                                                       4,798,660
                                                                ----------------
Consumer Staples - 6.9%
Food Products - 3.6%
General Mills, Inc. ......................             29,400          1,786,050
Kellogg Co. ..............................             12,600            552,510
                                                                ----------------
                                                                       2,338,560
                                                                ----------------

                                     FSA-30

--------------------------------------------------------------------------------
Separate Account No. 4 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2008 (Concluded)
--------------------------------------------------------------------------------
Company                                           Shares        U.S. $ Value
--------------------------------------------------------------------------------
Household Products - 1.6%
Procter & Gamble Co. .....................             17,500   $      1,081,850
                                                                ----------------
Tobacco - 1.7%
Philip Morris International, Inc. ........             26,500          1,153,015
                                                                ----------------
                                                                       4,573,425
                                                                ----------------
Financials - 6.0%
Capital Markets - 3.5%
The Charles Schwab Corp. .................             76,060          1,229,890
Greenhill & Co., Inc. ....................             15,070          1,051,434
                                                                ----------------
                                                                       2,281,324
                                                                ----------------
Insurance - 2.5%
Aflac, Inc. ..............................             36,100          1,654,824
                                                                ----------------
                                                                       3,936,148
                                                                ----------------
Telecommunication Services - 2.2%
Wireless Telecommunication Services - 2.2%
American Tower Corp.-Class A (a) .........             50,200   $      1,471,864
                                                                ----------------
Materials - 0.8%
Chemicals - 0.8%
Monsanto Co. .............................              7,250            510,038
                                                                ----------------
Total Investments - 99.7%
   (cost $78,108,190) ....................                            65,503,619
Other assets less liabilities - 0.3% .....                               172,303
                                                                ----------------
Net Assets - 100.0% ......................                      $     65,675,922
                                                                ================

(a)  Non-income producing security.

     Glossary:
     ADR - American Depositary Receipt

     The accompanying notes are an integral part of these financial statements.

                                     FSA-31

--------------------------------------------------------------------------------
Separate Account No. 3 (Pooled)
of AXA Equitable Life Insurance Company



Statement of Assets and Liabilities
December 31, 2008
--------------------------------------------------------------------------------
Assets:
Investments (Notes 2 and 3):
 Common stocks -- at value (cost: $24,018,091).....................  $17,107,186
Due from AXA Equitable's General Account...........................       71,889
Interest and dividends receivable..................................       21,708
--------------------------------------------------------------------------------
Total assets.......................................................   17,200,783
--------------------------------------------------------------------------------
Liabilities:
Due from custodian.................................................        3,497
Accrued expenses...................................................       43,113
--------------------------------------------------------------------------------
Total liabilities..................................................       46,610
--------------------------------------------------------------------------------
Net Assets Attributable to Contractowners or in Accumulation.......  $17,154,173
================================================================================


                                             Units Outstanding     Unit Values
                                            -------------------  ---------------
Institutional........                                       222  $     17,535.26
RIA..................                                    11,521           162.98
MRP..................                                   338,102            33.60
EPP..................                                        --           162.98
The accompanying notes are an integral part of these financial statements.

                                     FSA-32

--------------------------------------------------------------------------------
Separate Account No. 3 (Pooled)
of AXA Equitable Life Insurance Company



Statement of Operations
Year Ended December 31, 2008

------------------------------------------------------------------------------------
Investment Income (Note 2):
Dividends............................................................  $     115,673
Interest.............................................................          5,252
------------------------------------------------------------------------------------
Total investment income..............................................        120,925
------------------------------------------------------------------------------------
Expenses (Note 5):
Investment management fees...........................................       (116,105)
Operating and expense charges........................................       (250,390)
------------------------------------------------------------------------------------
Total expenses.......................................................       (366,495)
------------------------------------------------------------------------------------
Net investment loss..................................................       (245,570)
------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments (Note 2):
Realized loss from security and foreign currency transactions........    (22,729,608)
Change in unrealized appreciation/depreciation of investments........     (5,710,789)
------------------------------------------------------------------------------------
Net realized and unrealized loss on investments......................    (28,440,397)
------------------------------------------------------------------------------------
Net Decrease in Net Assets Attributable to Operations................  $ (28,685,967)
====================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-33

--------------------------------------------------------------------------------
Separate Account No. 3 (Pooled)
of AXA Equitable Life Insurance Company



Statements of Changes in Net Assets

------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended December 31,
                                                                                               2008             2007
------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:
From Operations:
Net investment loss.....................................................................  $    (245,570)   $    (236,080)
Net realized gain (loss) on investments and foreign currency transactions...............    (22,729,608)      13,295,371
Change in unrealized appreciation/depreciation of investments...........................     (5,710,789)      (1,989,130)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets attributable to operations........................    (28,685,967)      11,070,161
------------------------------------------------------------------------------------------------------------------------
From Contributions and Withdrawals:
Contributions...........................................................................      9,697,929       18,538,674
Withdrawals.............................................................................    (54,443,599)     (35,708,206)
Asset management fees...................................................................       (120,901)        (176,734)
Administrative fees.....................................................................         (7,436)          (8,007)
------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets attributable to contributions and withdrawals................    (44,874,007)     (17,354,273)
------------------------------------------------------------------------------------------------------------------------
Decrease in Net Assets..................................................................    (73,559,974)      (6,284,112)
Net Assets Attributable to Contractowners or in Accumulation -- Beginning of Year.......     90,714,147       96,998,259
------------------------------------------------------------------------------------------------------------------------
Net Assets Attributable to Contractowners or in Accumulation -- End of Year.............  $  17,154,173    $  90,714,147
========================================================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-34

--------------------------------------------------------------------------------
Separate Account No. 3 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2008
--------------------------------------------------------------------------------
Company                                           Shares        U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.7%
Technology - 28.5%
Communications Technology - 4.3%
Juniper Networks, Inc. (a) ...............             42,408   $        742,564
                                                                ----------------
Computer Services Software & Systems -
12.3%
Equinix, Inc. (a) ........................              6,405            340,682
Mercadolibre, Inc. (a) ...................             15,700            257,637
Nuance Communications, Inc. (a) ..........             34,310            355,452
Red Hat, Inc. (a) ........................             38,745            512,209
Salesforce.com, Inc. (a) .................             17,331            554,765
Wind River Systems, Inc. (a) .............              9,800             88,494
                                                                ----------------
                                                                       2,109,239
                                                                ----------------
Computer Technology - 3.8%
NetApp, Inc. (a) .........................             45,841            640,399
                                                                ----------------
Electronics: Semi-Conductors/Components -
6.6%
Advanced Micro Devices, Inc. (a) .........             69,626            150,392
Netlogic Microsystems, Inc. (a) ..........             19,450            428,094
Silicon Laboratories, Inc. (a) ...........             22,369            554,304
                                                                ----------------
                                                                       1,132,790
                                                                ----------------
Electronics: Technology - 1.5%
Trimble Navigation Ltd. (a) ..............             11,800            254,998
                                                                ----------------
                                                                       4,879,990
                                                                ----------------
Consumer Discretionary - 16.9%
Communication & Media - 2.5%
Shanda Interactive Entertainment
    Ltd. (Sponsored) (ADR) (a) ...........             13,083            423,366
                                                                ----------------
Consumer Electronics - 4.0%
Activision Blizzard, Inc. (a) ............             36,500            315,360
Dolby Laboratories, Inc.-Class A (a) .....             11,338            371,433
                                                                ----------------
                                                                         686,793
                                                                ----------------
Education Services - 1.7%
New Oriental Education &
    Technology Group (Sponsored)
    (ADR) (a) ............................              5,400            296,514
                                                                ----------------
Hotel/Motel - 1.4%
Wynn Resorts Ltd. (a) ....................              5,665            239,403
                                                                ----------------
Leisure Time - 1.1%
Ctrip.com International Ltd. (ADR) .......              8,090            192,542
                                                                ----------------
Retail - 3.8%
Priceline.com, Inc. (a) ..................              4,700            346,155
Ross Stores, Inc. ........................              5,700            169,461
Urban Outfitters, Inc. (a) ...............              8,900            133,322
                                                                ----------------
                                                                         648,938
                                                                ----------------
Textiles Apparel Mfrs - 2.4%
Polo Ralph Lauren Corp.-Class A ..........              9,000            408,690
                                                                ----------------
                                                                       2,896,246
                                                                ----------------
Health Care - 12.8%
Biotechnology Research & Production - 4.2%
Alnylam Pharmaceuticals, Inc. (a) ........             10,700   $        264,611
Celera Corp. (a) .........................             41,440            461,227
                                                                ----------------
                                                                         725,838
                                                                ----------------
Drugs & Pharmaceuticals - 1.4%
Compugen Ltd. (a) ........................             33,260             14,302
Qiagen NV (a) ............................             12,200            214,232
                                                                ----------------
                                                                         228,534
                                                                ----------------
Electronics: Medical Systems - 2.1%
Illumina, Inc. (a) .......................             13,900            362,095
                                                                ----------------
Medical & Dental Instruments & Supplies -
5.1%
Cepheid, Inc. (a) ........................             46,276            480,345
Cerus Corp. (a) ..........................             80,690             56,483
Given Imaging Ltd. (a) ...................             40,660            336,665
                                                                ----------------
                                                                         873,493
                                                                ----------------
                                                                       2,189,960
                                                                ----------------
Financial Services - 12.5%
Diversified Financial Services - 6.8%
Interactive Brokers Group, Inc.-
    Class A (a) ..........................             25,700            459,773
Nasdaq Stock Market, Inc. (a) ............             28,514            704,581
                                                                ----------------
                                                                       1,164,354
                                                                ----------------
Financial Information Services - 2.0%
Move, Inc. (a) ...........................            215,177            344,283
                                                                ----------------
Securities Brokerage & Services - 3.7%
TD Ameritrade Holding Corp. (a) ..........             45,003            641,293
                                                                ----------------
                                                                       2,149,930
                                                                ----------------
Producer Durables - 9.2%
Electrical Equipment & Components - 1.4%
Baldor Electric Co. ......................             13,777            245,919
                                                                ----------------
Electronics: Instruments, Gauges & Meters
- 2.8%
Itron, Inc. (a) ..........................              7,400            471,676
                                                                ----------------
Homebuilding - 2.6%
DR Horton, Inc. ..........................             64,200            453,894
                                                                ----------------
Production Technology Equipment - 2.4%
Lam Research Corp. (a) ...................             19,106            406,576
                                                                ----------------
                                                                       1,578,065
                                                                ----------------
Materials & Processing - 8.4%
Chemicals - 0.9%
Air Products & Chemicals, Inc. ...........              3,100            155,837
                                                                ----------------
Engineering & Contracting Services - 5.2%
Quanta Services, Inc. (a) ................             17,300            342,540
URS Corp. (a) ............................             13,550            552,433
                                                                ----------------
                                                                         894,973
                                                                ----------------

                                     FSA-35

--------------------------------------------------------------------------------
Separate Account No. 3 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2008 (Concluded)
--------------------------------------------------------------------------------
Company                                           Shares        U.S. $ Value
--------------------------------------------------------------------------------
Metal Fabricating - 2.3%
Shaw Group, Inc. (a) .....................             19,200   $        393,024
                                                                ----------------
                                                                       1,443,834
                                                                ----------------
Autos and Transportation - 5.1%
Air Transport - 3.3%
Continental Airlines, Inc.-Class B (a) ...             31,893            575,988
                                                                ----------------
Auto Parts: Original Equip - 0.9%
BorgWarner, Inc. .........................              6,900            150,213
                                                                ----------------
Auto Trucks & Parts - 0.9%
PACCAR, Inc. .............................              5,300            151,580
                                                                ----------------
                                                                         877,781
                                                                ----------------
Other Energy - 4.8%
Machinery: Oil Well Equip & Services - 0.8%
FMC Technologies, Inc. (a) ...............              6,200            147,746
                                                                ----------------
Oil: Crude Producers - 4.0%
Denbury Resources, Inc. (a) ..............             47,637   $        520,196
Southwestern Energy Co. (a) ..............              5,600            162,232
                                                                ----------------
                                                                         682,428
                                                                ----------------
                                                                         830,174
                                                                ----------------
Utilities - 1.5%
Utilities: Electrical - 1.5%
ITC Holdings Corp. .......................              5,980            261,206
                                                                ----------------
Total Investments - 99.7%
   (cost $24,018,091) ....................                            17,107,186
Other assets less liabilities - 0.3% .....                                46,987
                                                                ----------------
Net Assets - 100.0% ......................                      $     17,154,173
                                                                ================

(a)  Non-income producing security.

     Glossary:
     ADR - American Depositary Receipt

     The accompanying notes are an integral part of these financial statements.

                                     FSA-36

Separate Account No. 66
of AXA Equitable Life Insurance Company

 -------------------------------------------------
|Statements of Assets and Liabilities              |----------------------------
|December 31, 2008                                 |
 -------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------
                                                   AXA Aggressive     AXA Conservative   AXA Conservative-     AXA Moderate
                                                     Allocation          Allocation       Plus Allocation       Allocation
------------------------------------------------------------------------------------------------------------------------------
Assets:
Investments in shares of The Trust - at fair
 value .......................................   $         487,686   $         603,888   $         494,147   $       2,151,811
Receivable for Trust shares sold .............                 432                  --                 342                  --
Receivable for policy-related transactions ...                  --               2,216                  --               8,446
------------------------------------------------------------------------------------------------------------------------------
   Total assets ..............................             488,118             606,104             494,489           2,160,257
------------------------------------------------------------------------------------------------------------------------------
Liabilities:
Payable for Trust shares purchased ...........                  --               2,216                  --               8,446
Payable for policy-related transactions ......                 439                  --                 342                  --
------------------------------------------------------------------------------------------------------------------------------
   Total liabilities .........................                 439               2,216                 342               8,446
------------------------------------------------------------------------------------------------------------------------------
Net assets ...................................   $         487,679   $         603,888   $         494,147   $       2,151,811
==============================================================================================================================
Accumulation Units ...........................             487,679             603,888             494,147           2,151,811
Retained by Equitable Life in Separate Account
 No.66 .......................................                  --                  --                  --                  --
------------------------------------------------------------------------------------------------------------------------------
Total net assets .............................   $         487,679   $         603,888   $         494,147   $       2,151,811
==============================================================================================================================
Investment in shares of the Trust - at cost ..   $         715,665   $         656,552   $         574,533   $       2,685,542
Trust shares held
 Class A .....................................                  --                  --                  --                  --
 Class B .....................................              59,821              66,122              56,576             183,053
Units outstanding (000's):
 MRP .........................................                  81                  67                  61                 284
 RIA .........................................                  --                  --                  --                  --
Unit value:
 MRP .........................................   $            6.03   $            9.05   $            8.14   $            7.60
 RIA .........................................   $              --   $              --   $              --   $              --

The accompanying notes are an integral part of these financial statements.

                                     FSA-37

Separate Account No. 66
of AXA Equitable Life Insurance Company

 -------------------------------------------------
|Statements of Assets and Liabilities (Continued) |-----------------------------
|December 31, 2008                                |
 -------------------------------------------------



-------------------------------------------------------------------------------------------------------------------------------
                                                               EQ/AllianceBernstein
                                                     AXA          Intermediate
                                                Moderate-Plus      Government        EQ/AllianceBernstein  EQ/AllianceBernstein
                                                  Allocation       Securities            International       Small Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
Assets:
Investments in shares of The Trust - at fair
 value .......................................  $     191,717  $          3,525,292  $         11,362,502  $            264,020
Receivable for Trust shares sold .............            155                 2,752                 5,343                   214
Receivable for policy-related transactions ...             --                    --                    --                    --
-------------------------------------------------------------------------------------------------------------------------------
   Total assets ..............................        191,872             3,528,044            11,367,845               264,234
-------------------------------------------------------------------------------------------------------------------------------
Liabilities:
Payable for Trust shares purchased ...........             --                    --                    --                    --
Payable for policy-related transactions ......            155                 2,751                 5,330                   210
-------------------------------------------------------------------------------------------------------------------------------
   Total liabilities .........................            155                 2,751                 5,330                   210
-------------------------------------------------------------------------------------------------------------------------------
Net assets ...................................  $     191,717  $          3,525,293  $         11,362,515  $            264,024
===============================================================================================================================
Accumulation Units ...........................        191,717             3,525,293            11,362,515               264,024
Retained by Equitable Life in Separate Account
 No.66 .......................................             --                    --                    --                    --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets .............................  $     191,717  $          3,525,293  $         11,362,515  $            264,024
===============================================================================================================================
Investment in shares of the Trust - at cost ..  $     264,622  $          3,532,195  $         21,173,755  $            463,570
Trust shares held
 Class A .....................................             --                 9,572             1,690,932                29,080
 Class B .....................................         21,878               347,773                    --                    --
Units outstanding (000's):
 MRP .........................................             28                   303                   807                    --
 RIA .........................................             --                    --                     9                     2
Unit value:
 MRP .........................................  $        6.81  $              11.32  $              12.85  $                 --
 RIA .........................................  $          --  $             210.03  $             114.54  $             123.37

The accompanying notes are an integral part of these financial statements.

                                     FSA-38

Separate Account No. 66
of AXA Equitable Life Insurance Company

 -------------------------------------------------
|Statements of Assets and Liabilities (Continued) |-----------------------------
|December 31, 2008                                |
 -------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                   EQ/BlackRock          EQ/BlackRock      EQ/Calvert Socially     EQ/Capital
                                                Basic Value Equity   International Value       Responsible       Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
Assets:
Investments in shares of The Trust - at fair
 value .......................................  $          151,731  $             35,302  $          1,064,202  $             59,347
Receivable for Trust shares sold .............                 128                    35                    --                    57
Receivable for policy-related transactions ...                  --                    --                 1,073                    --
------------------------------------------------------------------------------------------------------------------------------------
   Total assets ..............................             151,859                35,337             1,065,275                59,404
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
Payable for Trust shares purchased ...........                  --                    --                 1,073                    --
Payable for policy-related transactions ......                 128                    35                    --                    57
------------------------------------------------------------------------------------------------------------------------------------
   Total liabilities .........................                 128                    35                 1,073                    57
------------------------------------------------------------------------------------------------------------------------------------
Net assets ...................................  $          151,731  $             35,302  $          1,064,202  $             59,347
====================================================================================================================================
Accumulation Units ...........................             151,731                35,302             1,064,202                59,347
Retained by Equitable Life in Separate Account
 No.66 .......................................                  --                    --                    --                    --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets .............................  $          151,731  $             35,302  $          1,064,202  $             59,347
====================================================================================================================================
Investment in shares of the Trust - at cost ..  $          224,849  $             61,342  $          1,739,834  $             95,495
Trust shares held
 Class A .....................................                  --                    --                    --                    --
 Class B .....................................              15,659                 4,061               217,300                 6,755
Units outstanding (000's):
 MRP .........................................                  --                    --                   208                    --
 RIA .........................................                   1                    --                    --                     1
Unit value:
 MRP .........................................  $               --  $                 --  $               5.10  $                 --
 RIA .........................................  $           145.63  $             106.43  $              60.48  $              51.29

The accompanying notes are an integral part of these financial statements.

                                     FSA-39

Separate Account No. 66
of AXA Equitable Life Insurance Company

 -------------------------------------------------
|Statements of Assets and Liabilities (Continued) |-----------------------------
|December 31, 2008                                |
 -------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------
                                                     EQ/Capital        EQ/Equity 500       EQ/Evergreen       EQ/GAMCO Small
                                                 Guardian Research         Index               Omega           Company Value
------------------------------------------------------------------------------------------------------------------------------
Assets:
Investments in shares of The Trust - at fair
 value .......................................   $       4,506,649   $      12,553,966   $          75,849   $         601,368
Receivable for Trust shares sold .............                  --              67,516                  46                  --
Receivable for policy-related transactions ...               5,562                  --                  --                 643
------------------------------------------------------------------------------------------------------------------------------
   Total assets ..............................           4,512,211          12,621,482              75,895             602,011
------------------------------------------------------------------------------------------------------------------------------
Liabilities:
Payable for Trust shares purchased ...........               5,562                  --                  --                 643
Payable for policy-related transactions ......                  --              67,496                  46                  --
------------------------------------------------------------------------------------------------------------------------------
   Total liabilities .........................               5,562              67,496                  46                 643
------------------------------------------------------------------------------------------------------------------------------
Net assets ...................................   $       4,506,649   $      12,553,986   $          75,849   $         601,368
==============================================================================================================================
Accumulation Units ...........................           4,506,649          12,553,986              75,849             601,368
Retained by Equitable Life in Separate Account
 No.66 .......................................                  --                  --                  --                  --
------------------------------------------------------------------------------------------------------------------------------
Total net assets .............................   $       4,506,649   $      12,553,986   $          75,849   $         601,368
==============================================================================================================================
Investment in shares of the Trust - at cost ..   $       7,046,185   $      18,633,409   $         104,499   $         846,799
Trust shares held
 Class A .....................................                  --             102,891                  --                  --
 Class B .....................................             554,607             697,185              11,810              28,673
Units outstanding (000's):
 MRP .........................................                 409               1,811                  --                  74
 RIA .........................................                   1                   7                   1                  --
Unit value:
 MRP .........................................   $           10.79   $            6.04   $              --   $            8.08
 RIA .........................................   $           87.55   $          241.50   $           77.26   $              --

The accompanying notes are an integral part of these financial statements.

                                     FSA-40

Separate Account No. 66
of AXA Equitable Life Insurance Company

 -------------------------------------------------
|Statements of Assets and Liabilities (Continued) |-----------------------------
|December 31, 2008                                |
 -------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------------
                                                   EQ/International       EQ/JPMorgan Value     EQ/Large Cap      EQ/Large Cap
                                                       Core PLUS            Oppertunities         Core PLUS       Growth Index
--------------------------------------------------------------------------------------------------------------------------------
Assets:
Investments in shares of The Trust - at fair
 value .......................................   $          2,299,209   $             26,074   $        51,332   $        50,086
Receivable for Trust shares sold .............                  1,432                     21                47                47
Receivable for policy-related transactions ...                     --                     --                --                --
--------------------------------------------------------------------------------------------------------------------------------
   Total assets ..............................              2,300,641                 26,095            51,379            50,133
--------------------------------------------------------------------------------------------------------------------------------
Liabilities:
Payable for Trust shares purchased ...........                     --                     --                --                --
Payable for policy-related transactions ......                  1,432                     21                47                47
--------------------------------------------------------------------------------------------------------------------------------
   Total liabilities .........................                  1,432                     21                47                47
--------------------------------------------------------------------------------------------------------------------------------
Net assets ...................................   $          2,299,209   $             26,074   $        51,332   $        50,086
================================================================================================================================
Accumulation Units ...........................              2,299,209                 26,074            51,332            50,086
Retained by Equitable Life in Separate Account
 No.66 .......................................                     --                     --                --                --
--------------------------------------------------------------------------------------------------------------------------------
Total net assets .............................   $          2,299,209   $             26,074   $        51,332   $        50,086
================================================================================================================================
Investment in shares of the Trust - at cost ..   $          4,307,954   $             43,229   $        85,700   $        69,863
Trust shares held
 Class A .....................................                     --                     --                --                --
 Class B .....................................                338,170                  3,857             9,064             8,992
Units outstanding (000's):
 MRP .........................................                    273                     --                --
 RIA .........................................                     --                     --                 1                 1
Unit value:
 MRP .........................................   $               8.41   $                 --   $            --   $            --
 RIA .........................................   $              93.51   $              94.61   $         73.61   $         53.85

The accompanying notes are an integral part of these financial statements.

                                     FSA-41

Separate Account No. 66
of AXA Equitable Life Insurance Company

 -------------------------------------------------
|Statements of Assets and Liabilities (Continued) |-----------------------------
|December 31, 2008                                |
 -------------------------------------------------



------------------------------------------------------------------------------------------------------------------
                                                  EQ/Large Cap     EQ/Large Cap     EQ/Marsico       EQ/Mid Cap
                                                   Growth PLUS      Value PLUS         Focus            Index
------------------------------------------------------------------------------------------------------------------
Assets:
Investments in shares of The Trust - at fair
 value .......................................  $     2,344,104  $     6,544,984  $        87,275  $        19,462
Receivable for Trust shares sold .............           37,700            4,822               65               16
Receivable for policy-related transactions ...               --               --               --               --
------------------------------------------------------------------------------------------------------------------
   Total assets ..............................        2,381,804        6,549,806           87,340           19,478
------------------------------------------------------------------------------------------------------------------
Liabilities:
Payable for Trust shares purchased ...........               --               --               --               --
Payable for policy-related transactions ......           36,379            4,809               65               16
------------------------------------------------------------------------------------------------------------------
   Total liabilities .........................           36,379            4,809               65               16
------------------------------------------------------------------------------------------------------------------
Net assets ...................................  $     2,345,425  $     6,544,997  $        87,275  $        19,462
==================================================================================================================
Accumulation Units ...........................        2,345,425        6,544,997           87,275           19,462
Retained by Equitable Life in Separate Account
 No.66 .......................................               --               --               --               --
------------------------------------------------------------------------------------------------------------------
Total net assets .............................  $     2,345,425  $     6,544,997  $        87,275  $        19,462
==================================================================================================================
Investment in shares of the Trust - at cost ..  $     3,178,858  $    12,348,439  $       157,005  $        40,892
Trust shares held
 Class A .....................................               --          162,939               --               --
 Class B .....................................          214,181          683,524            8,513            3,949
Units outstanding (000's):
 MRP .........................................              547              653               --               --
 RIA .........................................                3               15                1               --
Unit value:
 MRP .........................................  $          3.84  $          8.09  $            --  $            --
 RIA .........................................  $         91.92  $         86.50  $        112.22  $         76.78

The accompanying notes are an integral part of these financial statements.

                                     FSA-42

Separate Account No. 66
of AXA Equitable Life Insurance Company

 -------------------------------------------------
|Statements of Assets and Liabilities (Continued) |-----------------------------
|December 31, 2008                                |
 -------------------------------------------------



-------------------------------------------------------------------------------------------------------------------------------
                                                  EQ/Mid Cap       EQ/Money              EQ/PIMCO            EQ/Quality Bond
                                                  Value PLUS        Market              Real Return               PLUS
-------------------------------------------------------------------------------------------------------------------------------
Assets:
Investments in shares of The Trust - at fair
 value .......................................  $   5,517,091  $             96,683  $          1,273,646  $            257,741
Receivable for Trust shares sold .............             --                    91                    --                   234
Receivable for policy-related transactions ...          3,313                    --                 7,412                    --
-------------------------------------------------------------------------------------------------------------------------------
   Total assets ..............................      5,520,404                96,774             1,281,058               257,975
-------------------------------------------------------------------------------------------------------------------------------
Liabilities:
Payable for Trust shares purchased ...........          3,313                    --                 7,412                    --
Payable for policy-related transactions ......             --                    86                    --                   231
-------------------------------------------------------------------------------------------------------------------------------
   Total liabilities .........................          3,313                    86                 7,412                   231
-------------------------------------------------------------------------------------------------------------------------------
Net assets ...................................  $   5,517,091  $             96,688  $          1,273,646  $            257,744
===============================================================================================================================
Accumulation Units ...........................      5,517,091                96,688             1,273,646               257,744
Retained by Equitable Life in Separate Account
 No.66 .......................................             --                    --                    --                    --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets .............................  $   5,517,091  $             96,688  $          1,273,646  $            257,744
===============================================================================================================================
Investment in shares of the Trust - at cost ..  $  10,929,076  $             96,683  $          1,464,561  $            295,731
Trust shares held
 Class A .....................................             --                96,680                    --                29,441
 Class B .....................................        904,490                    --               137,178                    --
Units outstanding (000's):
 MRP .........................................            580                    --                   119                    --
 RIA .........................................              2                     1                    --                     1
Unit value:
 MRP .........................................                 $               9.20  $                 --  $              10.71
 RIA .........................................  $      116.66  $             174.81  $                 --  $             208.88

The accompanying notes are an integral part of these financial statements.

                                     FSA-43

Separate Account No. 66
of AXA Equitable Life Insurance Company

 -------------------------------------------------
|Statements of Assets and Liabilities (Continued) |-----------------------------
|December 31, 2008                                |
 -------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------
                                                                                           EQ/Van Kampen
                                                 EQ/Small Company     EQ/T. Rowe Price    Emerging Markets      Multimanager
                                                       Index            Growth Stock           Equity            High Yield
-----------------------------------------------------------------------------------------------------------------------------
Assets:
Investments in shares of The Trust - at fair
 value .......................................  $          2,797,479  $            902  $          1,400,473  $       144,499
Receivable for Trust shares sold .............                 1,909                 1                 1,202              117
Receivable for policy-related transactions ...                    --                --                    --               --
-----------------------------------------------------------------------------------------------------------------------------
   Total assets ..............................             2,799,388               903             1,401,675          144,616
-----------------------------------------------------------------------------------------------------------------------------
Liabilities:
Payable for Trust shares purchased ...........                    --                --                    --               --
Payable for policy-related transactions ......                 1,909                 1                 1,202              114
-----------------------------------------------------------------------------------------------------------------------------
   Total liabilities .........................                 1,909                 1                 1,202              114
-----------------------------------------------------------------------------------------------------------------------------
Net assets ...................................  $          2,797,479  $            902  $          1,400,473  $       144,502
=============================================================================================================================
Accumulation Units ...........................             2,797,479               902             1,400,473          144,502
Retained by Equitable Life in Separate Account
 No.66 .......................................                    --                --                    --               --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets .............................  $          2,797,479  $            902  $          1,400,473  $       144,502
=============================================================================================================================
Investment in shares of the Trust - at cost ..  $          4,789,842  $          1,520  $          3,040,262  $       203,741
Trust shares held
 Class A .....................................                    --                --                    --           31,462
 Class B .....................................               413,332                73               183,798            9,098
Units outstanding (000's):
 MRP .........................................                   284                --                   168                4
 RIA .........................................                    --                --                     1                1
Unit value:
 MRP .........................................  $               9.87  $             --  $               6.96  $          7.72
 RIA .........................................  $                 --  $           5.81  $             247.63  $        170.57

The accompanying notes are an integral part of these financial statements.

                                     FSA-44

Separate Account No. 66
of AXA Equitable Life Insurance Company


 -------------------------------------------------
|Statements of Assets and Liabilities (Continued) |-----------------------------
|December 31, 2008                                |
 -------------------------------------------------



----------------------------------------------------------------------------------------------------------------------------------
                                                   Multimanager         Multimanager          Target 2015            Target 2025
                                                 Small Cap Value         Technology            Allocation            Allocation
----------------------------------------------------------------------------------------------------------------------------------
Assets:
Investments in shares of The Trust - at fair
 value .......................................   $        74,367   $          1,463,872   $            787,786   $         800,354
Receivable for Trust shares sold .............                54                    233                     --                 699
Receivable for policy-related transactions ...                --                     --                  2,336                  --
----------------------------------------------------------------------------------------------------------------------------------
   Total assets ..............................            74,421              1,464,105                790,122             801,053
----------------------------------------------------------------------------------------------------------------------------------
Liabilities:
Payable for Trust shares purchased ...........                --                     --                  2,336                  --
Payable for policy-related transactions ......                54                    233                     --                 699
----------------------------------------------------------------------------------------------------------------------------------
   Total liabilities .........................                54                    233                  2,336                 699
----------------------------------------------------------------------------------------------------------------------------------
Net assets ...................................   $        74,367   $          1,463,872   $            787,786   $         800,354
==================================================================================================================================
Accumulation Units ...........................            74,367              1,463,872                787,786             800,354
Retained by Equitable Life in Separate Account
 No.66 .......................................                --                     --                     --                  --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets .............................   $        74,367   $          1,463,872   $            787,786   $         800,354
==================================================================================================================================
Investment in shares of the Trust - at cost ..   $       140,551   $          2,332,807   $          1,012,057   $       1,076,793
Trust shares held
 Class A .....................................                --                     --                     --                  --
 Class B .....................................            10,730                213,135                109,846             117,493
Units outstanding (000's):
 MRP .........................................                --                    177                    113                 123
 RIA .........................................                 1                      1                     --                  --
Unit value:
 MRP .........................................   $            --   $               7.76   $               6.98   $            6.52
 RIA .........................................   $        128.25   $              81.78   $                 --   $              --

The accompanying notes are an integral part of these financial statements.

                                     FSA-45

Separate Account No. 66
of AXA Equitable Life Insurance Company

 -------------------------------------------------
|Statements of Assets and Liabilities (Concluded) |-----------------------------
|December 31, 2008                                |
 -------------------------------------------------



------------------------------------------------------------------------------------
                                                         Target 2035    Target 2045
                                                          Allocation     Allocation
------------------------------------------------------------------------------------
Assets:
Investments in shares of The Trust - at fair
 value ...............................................  $      94,937  $      71,958
Receivable for Trust shares sold .....................             --             75
Receivable for policy-related transactions ...........             13             --
------------------------------------------------------------------------------------
   Total assets ......................................         94,950         72,033
------------------------------------------------------------------------------------
Liabilities:
Payable for Trust shares purchased ...................             13             --
Payable for policy-related transactions ..............             --             75
------------------------------------------------------  -------------  -------------
   Total liabilities .................................             13             75
------------------------------------------------------------------------------------
Net assets ...........................................  $      94,937  $      71,958
====================================================================================
Accumulation Units ...................................         94,937         71,958
Retained by Equitable Life in Separate Account
 No.66 ...............................................             --             --
------------------------------------------------------------------------------------
Total net assets .....................................  $      94,937  $      71,958
====================================================================================
Investment in shares of the Trust - at cost ..........  $     136,656  $      98,295
Trust shares held
 Class A .............................................             --             --
 Class B .............................................         14,394         11,605
Units outstanding (000's):
 MRP .................................................             15             12
 RIA .................................................             --             --
Unit value:
 MRP .................................................  $        6.20  $        5.87
 RIA .................................................  $          --  $          --

The accompanying notes are an integral part of these financial statements.

                                     FSA-46

Separate Account No. 66
of AXA Equitable Life Insurance Company

 -------------------------------------------------
|Statements of Operations                         |-----------------------------
|For the Year Ended December 31, 2008             |
 -------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------------
                                                    AXA Aggressive     AXA Conservative    AXA Conservative-     AXA Moderate
                                                       Allocation          Allocation       Plus Allocation       Allocation
--------------------------------------------------------------------------------------------------------------------------------
Income and Expense:
 Investment Income:
   Dividends from The Trusts ....................  $           9,560   $          27,207   $          19,308   $          89,827
--------------------------------------------------------------------------------------------------------------------------------
 Expenses:
   Asset-based charges ..........................             (4,976)             (3,761)             (3,415)            (14,606)
--------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss) ....................              4,584              23,446              15,893              75,221
--------------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on
 Investments:
   Realized gain (loss) on investments ..........            (75,015)            (47,867)            (43,690)            (81,819)
   Realized gain distribution from The Trust ....             34,028               7,386              11,037              74,847
--------------------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss) .......................            (40,987)            (40,481)            (32,653)             (6,972)
--------------------------------------------------------------------------------------------------------------------------------
 Change in unrealized appreciation/(depreciation)
   of investments ...............................           (214,814)            (45,146)            (72,118)           (528,187)
--------------------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on
 Investments ....................................           (255,801)            (85,627)           (104,771)           (535,159)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (Decrease) In Net Assets From
 Operations .....................................  $        (251,217)  $         (62,181)  $         (88,878)  $        (459,938)
================================================================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-47

Separate Account No. 66
of AXA Equitable Life Insurance Company

 -------------------------------------------------
|Statements of Operations (Continued)             |-----------------------------
|For the Year Ended December 31, 2008             |
 -------------------------------------------------



---------------------------------------------------------------------------------------------------
                                                                               EQ/AllianceBernstein
                                                                                  Intermediate
                                                        AXA Moderate-Plus          Government
                                                            Allocation             Securities
---------------------------------------------------------------------------------------------------
Income and Expense:
 Investment Income:
   Dividends from The Trusts .......................   $              5,074    $            111,038
---------------------------------------------------------------------------------------------------
 Expenses:
   Asset-based charges .............................                 (1,642)                (30,423)
---------------------------------------------------------------------------------------------------
Net Investment Income (Loss) .......................                  3,432                  80,615
---------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on
 Investments:
   Realized gain (loss) on investments .............                (15,671)                 (5,224)
   Realized gain distribution from The Trust .......                 10,921                      --
---------------------------------------------------------------------------------------------------
 Net realized gain (loss) ..........................                 (4,750)                 (5,224)
---------------------------------------------------------------------------------------------------
 Change in unrealized appreciation/(depreciation)
   of investments ..................................                (69,983)                  4,967
---------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on
 Investments .......................................                (74,733)                   (257)
---------------------------------------------------------------------------------------------------
Net increase (Decrease) In Net Assets From
 Operations ........................................   $            (71,301)   $             80,358
===================================================================================================


----------------------------------------------------------------------------------------------------
                                                                                EQ/AllianceBernstein
                                                        EQ/AllianceBernstein         Small Cap
                                                            International             Growth
----------------------------------------------------------------------------------------------------
Income and Expense:
 Investment Income:
   Dividends from The Trusts ........................   $            538,952    $                 35
----------------------------------------------------------------------------------------------------
 Expenses:
   Asset-based charges ..............................               (164,562)                   (209)
----------------------------------------------------------------------------------------------------
Net Investment Income (Loss) ........................                374,390                    (174)
----------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on
 Investments:
   Realized gain (loss) on investments ..............              1,145,910                  10,222
   Realized gain distribution from The Trust ........                315,870                     528
----------------------------------------------------------------------------------------------------
 Net realized gain (loss) ...........................              1,461,780                  10,750
----------------------------------------------------------------------------------------------------
 Change in unrealized appreciation/(depreciation)
   of investments ...................................            (14,243,315)               (231,888)
----------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on
 Investments ........................................            (12,781,535)               (221,138)
----------------------------------------------------------------------------------------------------
Net increase (Decrease) In Net Assets From
 Operations .........................................   $        (12,407,145)   $           (221,312)
====================================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-48

Separate Account No. 66
of AXA Equitable Life Insurance Company

 -------------------------------------------------
|Statements of Operations (Continued)             |-----------------------------
|For the Year Ended December 31, 2008             |
 -------------------------------------------------



--------------------------------------------------------------------------
                                                         EQ/BlackRock
                                                      Basic Value Equity
--------------------------------------------------------------------------
Income and Expense:
 Investment Income:
   Dividends from The Trusts .......................  $              3,460
--------------------------------------------------------------------------
 Expenses:
   Asset-based charges .............................                    --
--------------------------------------------------------------------------
Net Investment Income (Loss) .......................                 3,460
--------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on
 Investments:
   Realized gain (loss) on investments .............               (42,141)
   Realized gain distribution from The Trust .......                 1,549
--------------------------------------------------------------------------
 Net realized gain (loss) ..........................               (40,592)
--------------------------------------------------------------------------
 Change in unrealized appreciation/(depreciation)
   of investments ..................................               (66,764)
--------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on
 Investments .......................................              (107,356)
--------------------------------------------------------------------------
Net increase (Decrease) In Net Assets From
 Operations ........................................  $           (103,896)
==========================================================================


-------------------------------------------------------------------------------------------------------------------------
                                                           EQ/BlackRock            EQ/Calvert            EQ/Capital
                                                       International Value    Socially Responsible     Guardian Growth
-------------------------------------------------------------------------------------------------------------------------
Income and Expense:
 Investment Income:
   Dividends from The Trusts ........................  $              1,316   $              4,445   $                149
-------------------------------------------------------------------------------------------------------------------------
 Expenses:
   Asset-based charges ..............................                    --                (13,143)                    --
-------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss) ........................                 1,316                 (8,698)                   149
-------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on
 Investments:
   Realized gain (loss) on investments ..............                 8,246                 13,520                  2,188
   Realized gain distribution from The Trust ........                 1,610                 19,464                     --
-------------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss) ...........................                 9,856                 32,984                  2,188
-------------------------------------------------------------------------------------------------------------------------
 Change in unrealized appreciation/(depreciation)
   of investments ...................................               (49,743)              (819,989)               (43,049)
-------------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on
 Investments ........................................               (39,887)              (787,005)               (40,861)
-------------------------------------------------------------------------------------------------------------------------
Net increase (Decrease) In Net Assets From
 Operations .........................................  $            (38,571)  $           (795,703)  $            (40,712)
=========================================================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-49

Separate Account No. 66
of AXA Equitable Life Insurance Company

 -------------------------------------------------
|Statements of Operations (Continued)             |-----------------------------
|For the Year Ended December 31, 2008             |
 -------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      EQ/GAMCO
                                                          EQ/Capital         EQ/Equity 500      EQ/Evergreen       Small Company
                                                       Guardian Research         Index              Omega              Value
---------------------------------------------------------------------------------------------------------------------------------
Income and Expense:
 Investment Income:
   Dividends from The Trusts .......................   $          62,700    $       302,627    $           523    $         4,158
---------------------------------------------------------------------------------------------------------------------------------
 Expenses:
   Asset-based charges .............................             (60,800)          (142,338)                --             (5,666)
---------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss) .......................               1,900            160,289                523             (1,508)
---------------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on
 Investments:
   Realized gain (loss) on investments .............             301,699            490,052             (2,013)           (35,271)
   Realized gain distribution from The Trust .......             110,495            169,166              1,630             21,606
---------------------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss) ..........................             412,194            659,218               (383)           (13,665)
---------------------------------------------------------------------------------------------------------------------------------
 Change in unrealized appreciation/(depreciation)
   of investments ..................................          (3,606,831)        (8,528,724)           (31,112)          (224,226)
---------------------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on
 Investments .......................................          (3,194,637)        (7,869,506)           (31,495)          (237,891)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (Decrease) In Net Assets From
 Operations ........................................   $      (3,192,737)   $    (7,709,217)   $       (30,972)   $      (239,399)
=================================================================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-50

Separate Account No. 66
of AXA Equitable Life Insurance Company

 -------------------------------------------------
|Statements of Operations (Continued)             |-----------------------------
|For the Year Ended December 31, 2008             |
 -------------------------------------------------



                                                   EQ/International        EQ/JPMorgan      EQ/Large Cap  EQ/Large Cap
                                                       Core PLUS      Value Opportunities    Core PLUS    Growth Index
----------------------------------------------------------------------------------------------------------------------
Income and Expense:
 Investment Income:
   Dividends from The Trusts ....................  $        53,441   $                687   $       254   $       101
----------------------------------------------------------------------------------------------------------------------
 Expenses:
   Asset-based charges ..........................          (35,846)                    --            --            --
----------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss) ....................           17,595                    687           254           101
----------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on
 Investments:
   Realized gain (loss) on investments ..........         (265,861)               (48,038)       (1,680)       27,890
   Realized gain distribution from The Trust ....           55,523                  2,436            --            --
----------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss) .......................         (210,338)               (45,602)       (1,680)       27,890
----------------------------------------------------------------------------------------------------------------------
 Change in unrealized appreciation/(depreciation)
   of investments ...............................       (1,851,915)                (8,252)      (31,672)      (72,640)
----------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on
 Investments ....................................       (2,062,253)               (53,854)      (33,352)      (44,750)
----------------------------------------------------------------------------------------------------------------------
Net increase (Decrease) In Net Assets From
 Operations .....................................  $    (2,044,658)  $            (53,167)  $   (33,098)  $   (44,649)
======================================================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-51

Separate Account No. 66
of AXA Equitable Life Insurance Company

 -------------------------------------------------
|Statements of Operations (Continued)             |-----------------------------
|For the Year Ended December 31, 2008             |
 -------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
                                                       EQ/Large Cap      EQ/Large Cap       EQ/Marsico        EQ/Mid Cap
                                                        Growth PLUS       Value PLUS           Focus            Index
---------------------------------------------------------------------------------------------------------------------------
Income and Expense:
 Investment Income:
   Dividends from The Trusts .......................  $         3,646   $       286,964   $         1,194   $           271
---------------------------------------------------------------------------------------------------------------------------
 Expenses:
   Asset-based charges .............................          (26,564)          (74,388)               --                --
---------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss) .......................          (22,918)          212,576             1,194               271
---------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on
 Investments:
   Realized gain (loss) on investments .............          160,935          (378,195)          (60,832)          (29,853)
   Realized gain distribution from The Trust .......               --                --             2,974               533
---------------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss) ..........................          160,935          (378,195)          (57,858)          (29,320)
---------------------------------------------------------------------------------------------------------------------------
 Change in unrealized appreciation/(depreciation)
   of investments ..................................       (1,595,524)       (5,220,497)          (65,041)           (6,346)
---------------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on
 Investments .......................................       (1,434,589)       (5,598,692)         (122,899)          (35,666)
---------------------------------------------------------------------------------------------------------------------------
Net increase (Decrease) In Net Assets From
 Operations ........................................  $    (1,457,507)  $    (5,386,116)  $      (121,705)  $       (35,395)
===========================================================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-52

Separate Account No. 66
of AXA Equitable Life Insurance Company

 -------------------------------------------------
|Statements of Operations (Continued)             |-----------------------------
|For the Year Ended December 31, 2008             |
 -------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
                                                         EQ/Mid Cap        EQ/Money           EQ/PIMCO      EQ/Quality Bond
                                                         Value PLUS         Market          Real Return          PLUS
---------------------------------------------------------------------------------------------------------------------------
Income and Expense:
 Investment Income:
   Dividends from The Trusts .......................  $       117,209   $        13,007   $        36,205   $        15,434
---------------------------------------------------------------------------------------------------------------------------
 Expenses:
   Asset-based charges .............................          (73,550)             (230)           (9,984)             (203)
---------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss) .......................           43,659            12,777            26,221            15,231
---------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on
 Investments:
   Realized gain (loss) on investments .............         (668,756)               10           (23,847)          (14,065)
   Realized gain distribution from The Trust .......               --                --            70,327                --
---------------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss) ..........................         (668,756)               10            46,480           (14,065)
---------------------------------------------------------------------------------------------------------------------------
 Change in unrealized appreciation/(depreciation)
   of investments ..................................       (3,173,341)              (10)         (205,856)          (26,821)
---------------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on
 Investments .......................................       (3,842,097)               --          (159,376)          (40,886)
---------------------------------------------------------------------------------------------------------------------------
Net increase (Decrease) In Net Assets From
 Operations ........................................  $    (3,798,438)  $        12,777   $      (133,155)  $       (25,655)
===========================================================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-53

Separate Account No. 66
of AXA Equitable Life Insurance Company

 -------------------------------------------------
|Statements of Operations (Continued)             |-----------------------------
|For the Year Ended December 31, 2008             |
 -------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                                                                                               EQ/Van Kampen
                                                      EQ/Small Company    EQ/T. Rowe Price    Emerging Markets      Multimanager
                                                            Index            Growth Stock          Equity            High Yield
-----------------------------------------------------------------------------------------------------------------------------------
Income and Expense:
 Investment Income:
   Dividends from The Trusts .......................  $          31,544   $              --   $           3,592   $          17,089
-----------------------------------------------------------------------------------------------------------------------------------
 Expenses:
   Asset-based charges .............................            (35,507)                 --             (20,364)               (255)
-----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss) .......................             (3,963)                 --             (16,772)             16,834
-----------------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on
 Investments:
   Realized gain (loss) on investments .............           (117,723)            (15,718)           (355,949)            (16,752)
   Realized gain distribution from The Trust .......            305,194                  --             129,084                  --
-----------------------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss) ..........................            187,471             (15,718)           (226,865)            (16,752)
-----------------------------------------------------------------------------------------------------------------------------------
 Change in unrealized appreciation/(depreciation)
   of investments ..................................         (1,705,009)              9,147          (1,654,662)            (48,459)
-----------------------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on
 Investments .......................................         (1,517,538)             (6,571)         (1,881,527)            (65,211)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (Decrease) In Net Assets From
 Operations ........................................  $      (1,521,501)  $          (6,571)  $      (1,898,299)  $         (48,377)
===================================================================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-54

Separate Account No. 66
of AXA Equitable Life Insurance Company

 -------------------------------------------------
|Statements of Operations (Continued)             |-----------------------------
|For the Year Ended December 31, 2008             |
 -------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
                                                        Multimanager     Multimanager      Target 2015        Target 2025
                                                      Small Cap Value     Technology        Allocation         Allocation
---------------------------------------------------------------------------------------------------------------------------
Income and Expense:
 Investment Income:
   Dividends from The Trusts .......................  $           266   $            --   $        28,610   $        27,662
---------------------------------------------------------------------------------------------------------------------------
 Expenses:
   Asset-based charges .............................               --           (20,184)           (5,785)           (5,085)
---------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss) .......................              266           (20,184)           22,825            22,577
---------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on
 Investments:
   Realized gain (loss) on investments .............          (37,778)           32,830           (66,907)           (6,348)
   Realized gain distribution from The Trust .......              538                --             7,505            10,101
---------------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss) ..........................          (37,240)           32,830           (59,402)            3,753
---------------------------------------------------------------------------------------------------------------------------
 Change in unrealized appreciation/(depreciation)
   of investments ..................................          (14,345)       (1,392,000)         (207,086)         (273,245)
---------------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on
 Investments .......................................          (51,585)       (1,359,170)         (266,488)         (269,492)
---------------------------------------------------------------------------------------------------------------------------
Net increase (Decrease) In Net Assets From
 Operations ........................................  $       (51,319)  $    (1,379,354)  $      (243,663)  $      (246,915)
===========================================================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-55

Separate Account No. 66
of AXA Equitable Life Insurance Company

 -------------------------------------------------
|Statements of Operations (Concluded)             |-----------------------------
|For the Year Ended December 31, 2008             |
 -------------------------------------------------



---------------------------------------------------------------------------------------
                                                       Target 2035        Target 2045
                                                        Allocation         Allocation
---------------------------------------------------------------------------------------
Income and Expense:
 Investment Income:
   Dividends from The Trusts .......................  $         3,014   $         1,984
---------------------------------------------------------------------------------------
 Expenses:
   Asset-based charges .............................             (823)             (636)
---------------------------------------------------------------------------------------
Net Investment Income (Loss) .......................            2,191             1,348
---------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on
 Investments:
   Realized gain (loss) on investments .............           (4,672)           (4,502)
   Realized gain distribution from The Trust .......            1,334             1,101
---------------------------------------------------------------------------------------
 Net realized gain (loss) ..........................           (3,338)           (3,401)
---------------------------------------------------------------------------------------
 Change in unrealized appreciation/(depreciation)
   of investments ..................................          (38,507)          (25,517)
---------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on
 Investments .......................................          (41,845)          (28,918)
---------------------------------------------------------------------------------------
Net increase (Decrease) In Net Assets From
 Operations ........................................  $       (39,654)  $       (27,570)
=======================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-56

Separate Account No. 66
of AXA Equitable Life Insurance Company

 ---------------------------------------------------------------
|Statements of Changes in Net Assets and Liabilities            |---------------
|For the Years Ended December 31,                               |
 ---------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                                                      AXA Aggressive             AXA Conservative          AXA Conservative-Plus
                                                      Allocation (a)              Allocation (a)               Allocation (b)
                                                 --------------------------  --------------------------  --------------------------
                                                     2008         2007          2008          2007          2008          2007
-----------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................. $      4,584  $      9,080  $     23,446  $      7,043  $     15,893  $      7,486
 Net realized gain (loss) on investments .......      (40,987)        7,880       (40,481)        2,076       (32,653)        4,201
 Change in unrealized appreciation
   (depreciation) of investments ...............     (214,814)      (13,172)      (45,146)       (7,518)      (72,118)       (8,268)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ....................................     (251,217)        3,788       (62,181)        1,601       (88,878)        3,419
-----------------------------------------------------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners .......      425,718       301,415       354,352        88,021       216,835       138,075
   Transfers between funds and guaranteed
    interest account, net ......................     (119,186)      150,754       114,676       114,669       108,626       121,741
   Transfers for contract benefits and
    terminations ...............................      (15,229)       (8,364)       (7,250)           --        (5,670)           --
   Contract maintenance charges ................           --            --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions ...................      291,303       443,805       461,778       202,690       319,791       259,816
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .....           --            --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..............       40,086       447,593       399,597       204,291       230,913       263,235
Net Assets--Beginning of Period ................      447,593            --       204,291            --       263,235            --
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets--End of Period ...................... $    487,679  $    447,593  $    603,888  $    204,291  $    494,148  $    263,235
===================================================================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-57

Separate Account No. 66
of AXA Equitable Life Insurance Company

 ---------------------------------------------------------------
|Statements of Changes in Net Assets and Liabilities (Continued)|---------------
|For the Years Ended December 31,                               |
 ---------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            EQ/AllianceBernstein
                                                      AXA Aggressive             AXA Conservative         Intermediate Government
                                                      Allocation (a)              Allocation (a)                 Securities
                                                 --------------------------  --------------------------  --------------------------
                                                     2008         2007          2008          2007          2008          2007
-----------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................. $     75,221  $      6,476  $      3,432  $      1,070  $     80,615  $    107,791
 Net realized gain (loss) on investments .......       (6,972)        2,199        (4,750)        6,138        (5,224)      (16,772)
 Change in unrealized appreciation
   (depreciation) of investments ...............     (528,187)       (5,544)      (69,983)       (2,922)        4,967        79,890
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ....................................     (459,938)        3,131       (71,301)        4,286        80,358       170,909
-----------------------------------------------------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners .......    3,200,322       239,209       189,489       246,239       795,711       744,189
   Transfers between funds and guaranteed
    interest account, net ......................     (630,209)        6,517        34,866      (190,118)       81,933      (173,138)
   Transfers for contract benefits and
    terminations ...............................     (207,221)           --       (21,744)           --      (664,817)     (247,278)
   Contract maintenance charges ................           --            --            --            --        (2,107)       (2,783)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions ...................    2,362,892       245,726       202,611        56,121       210,720       320,990
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .....           --            --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..............    1,902,954       248,857       131,310        60,407       291,078       491,899
Net Assets--Beginning of Period ................      248,857            --        60,407            --     3,234,215     2,742,316
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets--End of Period ...................... $  2,151,811  $    248,857  $    191,717  $     60,407  $  3,525,293  $  3,234,215
===================================================================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-58

Separate Account No. 66
of AXA Equitable Life Insurance Company

 ---------------------------------------------------------------
|Statements of Changes in Net Assets and Liabilities (Continued)|---------------
|For the Years Ended December 31,                               |
 ---------------------------------------------------------------



--------------------------------------------------------------------------------
                                                       EQ/AllianceBernstein
                                                          International
                                                 -------------------------------
                                                       2008             2007
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..................   $    374,390    $    143,942
 Net realized gain (loss) on investments .......      1,461,780       5,101,616
 Change in unrealized appreciation
   (depreciation) of investments ...............    (14,243,315)     (2,427,911)
------------------------------------------------   ------------    ------------
Net increase (decrease) in net assets from
 operations ....................................    (12,407,145)      2,817,647
------------------------------------------------   ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners .......      2,562,643       4,040,826
   Transfers between funds and guaranteed
    interest account, net ......................     (2,184,889)     (1,664,951)
   Transfers for contract benefits and
    terminations ...............................     (2,966,485)     (3,974,932)
   Contract maintenance charges ................        (21,566)        (30,085)
------------------------------------------------   ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ...................     (2,610,297)     (1,629,142)
------------------------------------------------   ------------    ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .....             --              --
------------------------------------------------   ------------    ------------
Increase (Decrease) in Net Assets ..............    (15,017,442)      1,188,505
Net Assets--Beginning of Period ................     26,379,957      25,191,452
------------------------------------------------   ------------    ------------
Net Assets--End of Period ......................   $ 11,362,515    $ 26,379,957
================================================   ============    ============

------------------------------------------------------------------------------------------------------------------
                                                        EQ/AllianceBernstein                 EQ/BlackRock
                                                           Small Cap Growth               Basic Value Equity
                                                      ----------------------------    ----------------------------
                                                          2008           2007            2008             2007
------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .....................   $       (174)   $       (365)   $      3,460    $      4,460
 Net realized gain (loss) on investments ..........         10,750         278,137         (40,592)         42,784
 Change in unrealized appreciation
   (depreciation) of investments ..................       (231,888)       (158,310)        (66,764)        (44,147)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations .......................................       (221,312)        119,462        (103,896)          3,097
------------------------------------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ..........         14,290          12,083          52,185          38,639
   Transfers between funds and guaranteed
    interest account, net .........................         (4,567)       (239,507)         56,393          (5,366)
   Transfers for contract benefits and
    terminations ..................................        (98,416)       (290,914)       (242,663)        (42,896)
   Contract maintenance charges ...................         (4,025)         (5,782)         (2,975)         (3,476)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions ......................        (92,718)       (524,120)       (137,060)        (13,099)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 ........             --              --              --              --
------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets .................       (314,030)       (404,658)       (240,956)        (10,002)
Net Assets--Beginning of Period ...................        578,054         982,712         392,687         402,689
------------------------------------------------------------------------------------------------------------------
Net Assets--End of Period .........................   $    264,024    $    578,054    $    151,731    $    392,687
==================================================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-59

Separate Account No. 66
of AXA Equitable Life Insurance Company

 ---------------------------------------------------------------
|Statements of Changes in Net Assets and Liabilities (Continued)|---------------
|For the Years Ended December 31,                               |
 ---------------------------------------------------------------



---------------------------------------------------------------------------------
                                                            EQ/BlackRock
                                                         International Value
                                                     ----------------------------
                                                         2008            2007
---------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $      1,316    $      5,090
 Net realized gain (loss) on investments .........          9,856          88,032
 Change in unrealized appreciation
   (depreciation) of investments .................        (49,743)        (51,385)
---------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ......................................        (38,571)         41,737
---------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners .........          6,670           2,472
   Transfers between funds and guaranteed
    interest account, net ........................         (6,448)       (149,194)
   Transfers for contract benefits and
    terminations .................................       (189,536)        (27,886)
   Contract maintenance charges ..................         (1,293)         (3,372)
---------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       (190,607)       (177,980)
---------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .......             --              --
---------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ................       (229,178)       (136,243)
Net Assets--Beginning of Period ..................        264,480         400,723
---------------------------------------------------------------------------------
Net Assets--End of Period ........................   $     35,302    $    264,480
=================================================================================

------------------------------------------------------------------------------------------------------
                                                            EQ/Calvert            EQ/Capital Guardian
                                                       Socially Responsible              Growth
                                                     ------------------------    ---------------------
                                                        2008           2007         2008        2007
------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).....................   $   (8,698)   $  (13,097)   $      149   $     --
 Net realized gain (loss) on investments..........       32,984       137,401         2,188        387
 Change in unrealized appreciation
   (depreciation) of investments..................     (819,989)       35,503       (43,049)     2,952
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations.......................................     (795,703)      159,807       (40,712)     3,339
------------------------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners..........      462,695       392,455        18,697      5,143
   Transfers between funds and guaranteed
    interest account, net.........................      (94,425)     (124,099)       (1,505)    71,840
   Transfers for contract benefits and
    terminations..................................     (153,063)     (206,051)      (16,985)        --
   Contract maintenance charges...................          (32)          (26)       (1,015)    (1,158)
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions......................      215,175        62,279          (808)    75,825
------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66........           --            --            --         --
------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets.................     (580,528)      222,086       (41,520)    79,164
Net Assets--Beginning of Period...................    1,644,730     1,422,644       100,867     21,703
------------------------------------------------------------------------------------------------------
Net Assets--End of Period.........................   $1,064,202    $1,644,730    $   59,347   $100,867
======================================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-60

Separate Account No. 66
of AXA Equitable Life Insurance Company

 ---------------------------------------------------------------
|Statements of Changes in Net Assets and Liabilities (Continued)|---------------
|For the Years Ended December 31,                               |
 ---------------------------------------------------------------



---------------------------------------------------------------------------------------
                                                           EQ/Capital Guardian
                                                               Research (d)
                                                     ----------------------------------
                                                          2008                2007
---------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $         1,900    $         5,714
 Net realized gain (loss) on investments .........           412,194            666,775
 Change in unrealized appreciation
   (depreciation) of investments .................        (3,606,831)          (746,029)
---------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ......................................        (3,192,737)           (73,540)
---------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners .........           996,708          1,108,155
   Transfers between funds and guaranteed
    interest account, net ........................          (647,960)         1,434,951
   Transfers for contract benefits and
    terminations .................................        (1,199,962)          (859,959)
   Contract maintenance charges ..................            (3,079)            (4,134)
---------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .....................          (854,293)         1,679,013
---------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .......                --                 --
---------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ................        (4,047,030)         1,605,473
Net Assets--Beginning of Period ..................         8,553,679          6,948,206
---------------------------------------------------------------------------------------
Net Assets--End of Period ........................   $     4,506,649    $     8,553,679
=======================================================================================

------------------------------------------------------------------------------------------------------------------------
                                                       EQ/Equity 500 Index                    EQ/Evergreen Omega
                                                ----------------------------------    ----------------------------------
                                                      2008              2007                2008              2007
------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...............   $       160,289    $       109,659    $           523    $            --
 Net realized gain (loss) on investments ....           659,218          1,358,199               (383)             5,928
 Change in unrealized appreciation
   (depreciation) of investments ............        (8,528,724)          (521,393)           (31,112)             5,751
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations .................................        (7,709,217)           946,465            (30,972)            11,679
------------------------------------------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ....         2,845,567          4,042,957                712                230
   Transfers between funds and guaranteed
    interest account, net ...................        (1,328,525)        (1,613,529)              (423)              (281)
   Transfers for contract benefits and
    terminations ............................        (3,241,885)        (3,621,380)            (6,982)               (15)
   Contract maintenance charges .............           (26,846)           (39,384)              (726)              (741)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions ................        (1,751,689)        (1,231,336)            (7,419)              (807)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 ..                --                 --                 --                 --
------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ...........        (9,460,906)          (284,871)           (38,391)            10,872
Net Assets--Beginning of Period .............        22,014,892         22,299,763            114,240            103,368
------------------------------------------------------------------------------------------------------------------------
Net Assets--End of Period ...................   $    12,553,986    $    22,014,892    $        75,849    $       114,240
========================================================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-61

Separate Account No. 66
of AXA Equitable Life Insurance Company

 ---------------------------------------------------------------
|Statements of Changes in Net Assets and Liabilities (Continued)|---------------
|For the Years Ended December 31,                               |
 ---------------------------------------------------------------



---------------------------------------------------------------------------------
                                                             EQ/GAMCO
                                                        Small Company Value
                                                     ----------------------------
                                                          2008             2007
---------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $     (1,508)   $     (2,383)
 Net realized gain (loss) on investments .........        (13,665)         43,078
 Change in unrealized appreciation
   (depreciation) of investments .................       (224,226)        (23,905)
---------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ......................................       (239,399)         16,790
---------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners .........        287,851         373,178
   Transfers between funds and guaranteed
    interest account, net ........................         95,984          67,850
   Transfers for contract benefits and
    terminations .................................        (92,323)        (84,162)
   Contract maintenance charges ..................             --              --
---------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        291,512         356,866
---------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .......             --              --
---------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ................         52,113         373,656
Net Assets--Beginning of Period ..................        549,255         175,599
---------------------------------------------------------------------------------
Net Assets--End of Period ........................   $    601,368    $    549,255
=================================================================================

-----------------------------------------------------------------------------------------------------------
                                                         EQ/International                EQ/JPMorgan
                                                             Core PLUS               Value Opportunities
                                                    --------------------------    -------------------------
                                                         2008           2007          2008          2007
-----------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).....................  $      17,595   $  (27,610)   $       687   $     4,369
 Net realized gain (loss) on investments..........       (210,338)   1,181,290        (45,602)       79,794
 Change in unrealized appreciation
   (depreciation) of investments..................     (1,851,915)    (624,499)        (8,252)      (81,891)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations.......................................     (2,044,658)     529,181        (53,167)        2,272
-----------------------------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners..........        862,028    1,188,977            103         2,098
   Transfers between funds and guaranteed
    interest account, net.........................       (350,920)    (648,250)            --       (68,131)
   Transfers for contract benefits and
    terminations..................................       (718,122)    (319,919)      (208,112)      (43,451)
   Contract maintenance charges...................           (452)        (645)        (1,610)       (3,183)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions......................       (207,466)     220,163       (209,619)     (112,667)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66........             --           --             --            --
-----------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets.................     (2,252,124)     749,344       (262,786)     (110,395)
Net Assets--Beginning of Period...................      4,551,333    3,801,989        288,860       399,255
-----------------------------------------------------------------------------------------------------------
Net Assets--End of Period.........................  $   2,299,209   $4,551,333    $    26,074   $   288,860
===========================================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-62

Separate Account No. 66
of AXA Equitable Life Insurance Company

 ---------------------------------------------------------------
|Statements of Changes in Net Assets and Liabilities (Continued)|---------------
|For the Years Ended December 31,                               |
 ---------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------
                                                              EQ/Large Cap                   EQ/Large Cap
                                                               Core PLUS                     Growth Index
                                                     ----------------------------    ----------------------------
                                                         2008            2007            2008            2007
-----------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $        254    $      1,249    $        101    $         --
 Net realized gain (loss) on investments .........         (1,680)         21,055          27,890          13,394
 Change in unrealized appreciation
   (depreciation) of investments .................        (31,672)        (18,602)        (72,640)         21,150
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ......................................        (33,098)          3,702         (44,649)         34,544
-----------------------------------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners .........          2,277           7,190          17,200          13,481
   Transfers between funds and guaranteed
    interest account, net ........................           (977)           (185)         (2,813)         (2,403)
   Transfers for contract benefits and
    terminations .................................        (14,543)             --        (185,157)        (49,475)
   Contract maintenance charges ..................           (835)           (993)         (1,452)         (2,521)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        (14,078)          6,012        (172,222)        (40,918)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .......             --              --              --              --
-----------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ................        (47,176)          9,714        (216,871)         (6,374)
Net Assets--Beginning of Period ..................         98,508          88,794         266,957         273,331
-----------------------------------------------------------------------------------------------------------------
Net Assets--End of Period ........................   $     51,332    $     98,508    $    (50,086)   $    266,957
=================================================================================================================

----------------------------------------------------------------------------------
                                                             EQ/Large Cap
                                                              Growth PLUS
                                                      ----------------------------
                                                           2008           2007
----------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .....................   $    (22,918)   $    (16,755)
 Net realized gain (loss) on investments ..........        160,935         253,830
 Change in unrealized appreciation
   (depreciation) of investments ..................     (1,595,524)        207,299
----------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations .......................................     (1,457,507)        444,374
----------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ..........        697,320         624,987
   Transfers between funds and guaranteed
    interest account, net .........................       (118,424)        183,702
   Transfers for contract benefits and
    terminations ..................................       (591,516)       (573,256)
   Contract maintenance charges ...................         (4,571)         (6,125)
----------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions ......................        (17,191)        229,308
----------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 ........             --              --
----------------------------------------------------------------------------------
Increase (Decrease) in Net Assets .................     (1,474,698)        673,682
Net Assets--Beginning of Period ...................      3,820,123       3,146,441
----------------------------------------------------------------------------------
Net Assets--End of Period .........................   $  2,345,425    $  3,820,123
==================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-63

Separate Account No. 66
of AXA Equitable Life Insurance Company

 ---------------------------------------------------------------
|Statements of Changes in Net Assets and Liabilities (Continued)|---------------
|For the Years Ended December 31,                               |
 ---------------------------------------------------------------



---------------------------------------------------------------------------------
                                                            EQ/Large Cap
                                                           Value PLUS (c)
                                                   ------------------------------
                                                         2008            2007
---------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $    212,576    $     87,111
 Net realized gain (loss) on investments .........       (378,195)      1,657,396
 Change in unrealized appreciation
   (depreciation) of investments .................     (5,220,497)     (2,477,213)
---------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ......................................     (5,386,116)       (732,706)
---------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners .........      1,442,905       2,322,508
   Transfers between funds and guaranteed
    interest account, net ........................     (1,278,018)      2,381,596
   Transfers for contract benefits and
    terminations .................................     (2,063,473)     (1,543,185)
   Contract maintenance charges ..................        (21,507)        (15,876)
---------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .....................     (1,920,093)      3,145,043
---------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .......             --             991
---------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ................     (7,306,209)      2,413,328
Net Assets--Beginning of Period ..................     13,851,206      11,437,878
---------------------------------------------------------------------------------
Net Assets--End of Period ........................   $  6,544,997    $ 13,851,206
=================================================================================

------------------------------------------------------------------------------------------------------------------
                                                            EQ/Marsico Focus               EQ/Mid Cap Index
                                                      ----------------------------    ----------------------------
                                                           2008          2007              2008          2007
------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .....................   $      1,194    $        595    $        271    $         --
 Net realized gain (loss) on investments ..........        (57,858)         68,456         (29,320)         37,378
 Change in unrealized appreciation
   (depreciation) of investments ..................        (65,041)        (27,240)         (6,346)        (23,532)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations .......................................       (121,705)         41,811         (35,395)         13,846
------------------------------------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ..........           (226)          8,827           3,100           3,453
   Transfers between funds and guaranteed
    interest account, net .........................        (20,319)         59,647         (76,851)        (99,343)
   Transfers for contract benefits and
    terminations ..................................       (128,385)       (215,453)             --        (144,914)
   Contract maintenance charges ...................         (2,362)         (2,717)           (485)           (796)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions ......................       (151,292)       (149,696)        (74,236)       (241,600)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 ........             --              --              --              --
------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets .................       (272,997)       (107,885)       (109,631)       (227,754)
Net Assets--Beginning of Period ...................        360,272         468,157         129,093         356,847
------------------------------------------------------------------------------------------------------------------
Net Assets--End of Period .........................   $     87,275    $    360,272    $     19,462    $    129,093
==================================================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-64

Separate Account No. 66
of AXA Equitable Life Insurance Company

 ---------------------------------------------------------------
|Statements of Changes in Net Assets and Liabilities (Continued)|---------------
|For the Years Ended December 31,                               |
 ---------------------------------------------------------------



---------------------------------------------------------------------------------
                                                             EQ/Mid Cap
                                                             Value PLUS
                                                     ----------------------------
                                                         2008            2007
---------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $     43,659    $     (5,701)
 Net realized gain (loss) on investments .........       (668,756)      2,879,949
 Change in unrealized appreciation
   (depreciation) of investments .................     (3,173,341)     (3,104,665)
---------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ......................................     (3,798,438)       (230,417)
---------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners .........      1,218,914       2,172,231
   Transfers between funds and guaranteed
    interest account, net ........................       (918,712)     (1,346,686)
   Transfers for contract benefits and
    terminations .................................     (1,124,047)     (1,502,796)
   Contract maintenance charges ..................         (2,513)         (4,612)
---------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       (826,358)       (681,863)
---------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .......             --              --
---------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ................     (4,624,796)       (912,280)
Net Assets--Beginning of Period ..................     10,141,887      11,054,167
---------------------------------------------------------------------------------
Net Assets--End of Period ........................   $  5,517,091    $ 10,141,887
=================================================================================

------------------------------------------------------------------------------------------------------------------------------
                                                                                                          EQ/PIMCO
                                                              EQ/Money Market                            Real Return
                                                      ----------------------------------    ----------------------------------
                                                            2008              2007                2008                2007
------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .....................   $        12,777    $        45,368    $        26,221    $         5,100
 Net realized gain (loss) on investments ..........                10                 63             46,480              5,317
 Change in unrealized appreciation
   (depreciation) of investments ..................               (10)               (50)          (205,856)            18,513
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations .......................................            12,777             45,381           (133,155)            28,930
------------------------------------------------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ..........            54,290            587,612            799,599            196,207
   Transfers between funds and guaranteed
    interest account, net .........................            81,842           (262,750)           328,540             60,132
   Transfers for contract benefits and
    terminations ..................................        (1,110,816)          (594,771)           (79,020)           (10,891)
   Contract maintenance charges ...................            (4,750)            (7,418)                --                 --
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions ......................          (979,434)          (277,327)         1,049,119            245,448
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 ........                --                 --                 --                 --
------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets .................          (966,657)          (231,946)           915,964            274,378
Net Assets--Beginning of Period ...................         1,063,345          1,295,291            357,682             83,304
------------------------------------------------------------------------------------------------------------------------------
Net Assets--End of Period .........................   $        96,688    $     1,063,345    $     1,273,646    $       357,682
==============================================================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-65

Separate Account No. 66
of AXA Equitable Life Insurance Company

 ---------------------------------------------------------------
|Statements of Changes in Net Assets and Liabilities (Continued)|---------------
|For the Years Ended December 31,                               |
 ---------------------------------------------------------------



---------------------------------------------------------------------------------
                                                             EQ/Quality
                                                              Bond PLUS
                                                     ----------------------------
                                                         2008            2007
---------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $     15,231    $     25,585
 Net realized gain (loss) on investments .........        (14,065)         (4,398)
 Change in unrealized appreciation
   (depreciation) of investments .................        (26,821)          3,138
---------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ......................................        (25,655)         24,325
---------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners .........         19,739          28,610
   Transfers between funds and guaranteed
    interest account, net ........................        (17,982)         13,453
   Transfers for contract benefits and
    terminations .................................       (174,177)       (152,190)
   Contract maintenance charges ..................         (4,248)         (5,314)
---------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       (176,668)       (115,441)
---------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .......             --              --
---------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ................       (202,323)        (91,116)
Net Assets--Beginning of Period ..................        460,067         551,183
---------------------------------------------------------------------------------
Net Assets--End of Period ........................   $    257,744    $    460,067
=================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                EQ/Small                    EQ/T. Rowe Price
                                                             Company Index                Growth Stock (b) (e)
                                                      ----------------------------    ----------------------------
                                                          2008             2007            2008           2007
------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .....................   $     (3,963)   $     11,441    $         --    $         93
 Net realized gain (loss) on investments ..........        187,471         545,641         (15,717)         18,349
 Change in unrealized appreciation
   (depreciation) of investments ..................     (1,705,009)       (678,714)          9,147         (21,032)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations .......................................     (1,521,501)       (121,632)         (6,570)         (2,590)
------------------------------------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ..........        726,480       1,064,693              --             214
   Transfers between funds and guaranteed
    interest account, net .........................       (478,921)       (670,472)             --         128,369
   Transfers for contract benefits and
    terminations ..................................       (569,906)       (538,578)       (117,745)             --
   Contract maintenance charges ...................             --              --            (379)           (397)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions ......................       (322,347)       (144,357)       (118,124)        128,186
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 ........             --              --              --              --
------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets .................     (1,843,848)       (265,989)       (124,694)        125,596
Net Assets--Beginning of Period ...................      4,641,327       4,907,316         125,596              --
------------------------------------------------------------------------------------------------------------------
Net Assets--End of Period .........................   $  2,797,479    $  4,641,327    $        902    $    125,596
==================================================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-66

Separate Account No. 66
of AXA Equitable Life Insurance Company

 ---------------------------------------------------------------
|Statements of Changes in Net Assets and Liabilities (Continued)|---------------
|For the Years Ended December 31,                               |
 ---------------------------------------------------------------



---------------------------------------------------------------------------------
                                                            EQ/Van Kampen
                                                       Emerging Markets Equity
                                                     ----------------------------
                                                         2008            2007
---------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $    (16,772)   $    (12,066)
 Net realized gain (loss) on investments .........       (226,865)        877,965
 Change in unrealized appreciation
   (depreciation) of investments .................     (1,654,662)       (165,948)
---------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ......................................     (1,898,299)        699,951
---------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners .........        905,220       1,573,222
   Transfers between funds and guaranteed
    interest account, net ........................       (469,478)        497,789
   Transfers for contract benefits and
    terminations .................................       (982,737)       (280,347)
   Contract maintenance charges ..................         (5,741)         (8,682)
---------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       (552,736)      1,781,982
---------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .......             --              --
---------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ................     (2,451,035)      2,481,933
Net Assets--Beginning of Period ..................      3,851,508       1,369,575
---------------------------------------------------------------------------------
Net Assets--End of Period ........................   $  1,400,473    $  3,851,508
=================================================================================

------------------------------------------------------------------------------------------------------------------
                                                            Multimanager                      Multimanager
                                                             High Yield                      Small Cap Value
                                                     -----------------------------    ----------------------------
                                                         2008         2007                 2008          2007
------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .....................   $     16,834    $     18,252    $        266    $        847
 Net realized gain (loss) on investments ..........        (16,752)          5,086         (37,240)         21,947
 Change in unrealized appreciation
   (depreciation) of investments ..................        (48,459)         (7,559)        (14,345)        (49,026)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations .......................................        (48,377)         15,779         (51,319)        (26,232)
------------------------------------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ..........         82,528          13,588           8,196           4,115
   Transfers between funds and guaranteed
    interest account, net .........................        (61,891)          1,018         (26,161)       (202,960)
   Transfers for contract benefits and
    terminations ..................................        (60,853)       (249,161)        (93,477)       (130,415)
   Contract maintenance charges ...................         (1,915)         (4,080)         (1,388)         (3,143)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions ......................        (42,131)       (238,635)       (112,830)       (332,403)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 ........             --              --              --              --
------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets .................        (90,508)       (222,856)       (164,149)       (358,635)
Net Assets--Beginning of Period ...................        235,010         457,866         238,516         597,151
------------------------------------------------------------------------------------------------------------------
Net Assets--End of Period .........................   $    144,502    $    235,010    $     74,367    $    238,516
==================================================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-67

Separate Account No. 66
of AXA Equitable Life Insurance Company

 ---------------------------------------------------------------
|Statements of Changes in Net Assets and Liabilities (Continued)|---------------
|For the Years Ended December 31,                               |
 ---------------------------------------------------------------



---------------------------------------------------------------------------------
                                                           Multimanager
                                                            Technology
                                                     ----------------------------
                                                         2008           2007
---------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $    (20,184)   $    (23,772)
 Net realized gain (loss) on investments .........         32,830         253,362
 Change in unrealized appreciation
   (depreciation) of investments .................     (1,392,000)        173,057
---------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ......................................     (1,379,354)        402,647
---------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners .........        436,853         630,317
   Transfers between funds and guaranteed
    interest account, net ........................        (87,095)       (112,478)
   Transfers for contract benefits and
    terminations .................................       (275,478)       (538,914)
   Contract maintenance charges ..................         (1,863)         (3,678)
---------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         72,417         (24,753)
---------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .......             --              --
---------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ................     (1,306,937)        377,894
Net Assets--Beginning of Period ..................      2,770,809       2,392,915
---------------------------------------------------------------------------------
Net Assets--End of Period ........................   $  1,463,872    $  2,770,809
=================================================================================

------------------------------------------------------------------------------------------------------------------
                                                              Target 2015                    Target 2025
                                                             Allocation (a)                 Allocation (a)
                                                      ----------------------------    ----------------------------
                                                          2008            2007            2008            2007
------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .....................   $     22,825    $     11,086    $     22,577    $      2,333
 Net realized gain (loss) on investments ..........        (59,402)          2,771           3,753             910
 Change in unrealized appreciation
   (depreciation) of investments ..................       (207,086)        (17,185)       (273,245)         (3,194)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations .......................................       (243,663)         (3,328)       (246,915)             49
------------------------------------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ..........        580,038         406,775         447,788          77,662
   Transfers between funds and guaranteed
    interest account, net .........................        149,598          77,517         484,054          43,919
   Transfers for contract benefits and
    terminations ..................................       (144,151)        (35,000)         (6,203)             --
   Contract maintenance charges ...................             --              --              --              --
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions ......................        585,485         449,292         925,639         121,581
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 ........             --              --              --              --
------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets .................        341,822         445,964         678,724         121,630
Net Assets--Beginning of Period ...................        445,964              --         121,630              --
------------------------------------------------------------------------------------------------------------------
Net Assets--End of Period .........................   $    787,786    $    445,964    $    800,354    $    121,630
==================================================================================================================

The accompanying notes are an integral part of these financial statements.

                                     FSA-68

Separate Account No. 66
of AXA Equitable Life Insurance Company

 ---------------------------------------------------------------
|Statements of Changes in Net Assets and Liabilities (Continued)|---------------
|For the Years Ended December 31,                               |
 ---------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------
                                                             Target 2035                      Target 2045
                                                            Allocation (a)                  Allocation (a)
                                                     ----------------------------    ----------------------------
                                                          2008           2007            2008           2007
-----------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $      2,191    $      1,240    $      1,348    $        228
 Net realized gain (loss) on investments .........         (3,338)            221          (3,401)            335
 Change in unrealized appreciation
   (depreciation) of investments .................        (38,507)         (3,211)        (25,517)           (820)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ......................................        (39,654)         (1,750)        (27,570)           (257)
-----------------------------------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners .........         92,976          29,373         101,366          14,494
   Transfers between funds and guaranteed
    interest account, net ........................        (15,585)         36,460          16,380           2,440
   Transfers for contract benefits and
    terminations .................................         (6,883)             --         (34,895)             --
   Contract maintenance charges ..................             --              --              --              --
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         70,508          65,833          82,851          16,934
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .......             --              --              --              --
-----------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ................         30,854          64,083          55,281          16,677
Net Assets--Beginning of Period ..................         64,083              --          16,677              --
-----------------------------------------------------------------------------------------------------------------
Net Assets--End of Period ........................   $     94,937    $     64,083    $     71,958    $     16,677
=================================================================================================================

(a)  Made available on May 1, 2007
(b)  Made available on July 6, 2007
(c) A substitution of EQ/AllianceBernstein Value was made for EQ/AllianceBernstein Growth and Income on August 17, 2007
(d) A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007
(e) A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007


The accompanying notes are an integral part of these financial statements.

                                     FSA-69

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


------------------------------
Notes to Financial Statements
December 31, 2008
------------------------------

1. Organization

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled), and 66 (collectively, the Funds or Accounts) of AXA Equitable Life Insurance Company ("AXA Equitable"), a subsidiary of AXA Financial, Inc., were established and maintained in conformity with the New York State Insurance Law. Pursuant to such law, to the extent provided in the applicable contracts, the net assets in the Funds are not chargeable with liabilities arising out of any other business of AXA Equitable. These financial statements reflect the financial position and results of operations for each of the Separate Account Nos. 13, 10, 4, 3 and each of the variable investment options of Separate Account No. 66. Annuity contracts issued by AXA Equitable are Retirement Investment Account ("RIA"), Members Retirement Program ("MRP"), and Equi-Pen-Plus ("EPP") (collectively, the Plans). Institutional reflects investments in Funds by contract owners of group annuity contracts issued by AXA Equitable. Assets of the Plans and Institutional are invested in a number of investment Funds (available Funds vary by Plan).

Separate Account No. 66 consists of 38 investment options. The Account invests in shares of mutual funds of EQ Advisors Trust ("EQAT") and AXA Premier VIP Trust ("VIP") (collectively "The Trusts"). The Trusts are open-end diversified management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Account.

The contractowners invest in Separate Account Nos. 13, 10, 4, 3 and 66 under the following respective names:

     RIA

    Separate Account No. 13   The AllianceBernstein Bond Fund
    Separate Account No. 10   The AllianceBernstein Balanced Fund
    Separate Account No. 4    The AllianceBernstein Common Stock Fund
    Separate Account No. 3    The AllianceBernstein Mid Cap Growth Fund
    Separate Account No. 66:  EQ/AllianceBernstein Intermediate    EQ/Large Cap Core PLUS(d)
                               Government Securities               EQ/Large Cap Growth Index
                              EQ/AllianceBernstein International   EQ/Large Cap Growth PLUS(e)
                              EQ/AllianceBernstein Small Cap       EQ/Large Cap Value PLUS(f)
                               Growth                              EQ/Marsico Focus
                              EQ/BlackRock Basic Value             EQ/Mid Cap Index
                               Equity(a)                           EQ/Mid Cap Value PLUS(f)
                              EQ/BlackRock International           EQ/Money Market
                               Value(b)                            EQ/Quality Bond PLUS
                              EQ/Calvert Socially Responsible      EQ/T. Rowe Price Growth Stock(k)
                              EQ/Capital Guardian Growth           EQ/Van Kampen Emerging
                              EQ/Capital Guardian Research          Markets Equity
                              EQ/Equity 500 Index                  Multimanager High Yield(g)
                              EQ/Evergreen Omega                   Multimanager Small Cap Value(h)
                              EQ/International Core PLUS(c)        Multimanager Technology(i)
                              EQ/JPMorgan Value Opportunities

    MRP
    Separate Account No. 10   The AllianceBernstein Balanced Fund
    Separate Account No. 4    The AllianceBernstein Common Stock Fund

                                     FSA-70

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


------------------------------------------
Notes to Financial Statements (Continued)
December 31, 2008
------------------------------------------

1. Organization (Concluded)


    Separate Account No. 3   The AllianceBernstein Mid Cap Growth
                             Fund


    Separate Account No. 66:   AXA Aggressive Allocation(j)         EQ/Large Cap Core PLUS(d)
                               AXA Conservative Allocation(j)       EQ/Large Cap Growth PLUS(e)
                               AXA Conservative-Plus                EQ/Mid Cap Value PLUS(f)
                                 Allocation(k)                      EQ/PIMCO Real Return
                               AXA Moderate Allocation(j)           EQ/Small Company Index
                               AXA Moderate-Plus Allocation(k)      EQ/Van Kampen Emerging
                               EQ/AllianceBernstein Intermediate     Markets Equity
                                Government Securities               Multimanager High Yield(j)
                               EQ/AllianceBernstein International   Multimanager Technology(i)
                               EQ/Calvert Socially Responsible      Target 2015 Allocation(j)
                               EQ/Capital Guardian Research         Target 2025 Allocation(j)
                               EQ/Equity 500 Index                  Target 2035 Allocation(j)
                               EQ/GAMCO Small Company               Target 2045 Allocation(j)
                                Value

     EPP
    Separate Account No. 10   The AllianceBernstein Balanced Fund
    Separate Account No. 4    The AllianceBernstein Common Stock Fund

     Institutional
    Separate Account No. 13   Intermediate Duration Bond Account
    Separate Account No. 10   Strategic Balanced Management Account
    Separate Account No. 4    Growth Stock Account
    Separate Account No. 3    Mid Cap Growth Stock Account

-----------
(a)   Formerly known as EQ/Mercury Basic Value Equity
(b)   Formerly known as EQ/Mercury International Value
(c)   Formerly known as EQ/Capital Guardian International
(d)   Formerly known as EQ/MFS Investors Trust
(e)   Formerly known as EQ/MFS Emerging Growth Companies
(f)   Formerly known as EQ/FI Mid Cap Value
(g)   Formerly known as AXA Premier VIP High Yield
(h)   Formerly known as EQ/Small Cap Value
(i)   Formerly known as AXA Premier VIP Technology
(j)   Made available on May 01, 2007
(k)   Made available on July 06, 2007


Under applicable insurance law, the assets and liabilities of the Accounts are clearly identified and distinguished from AXA Equitable's other assets and liabilities. The assets of the Accounts are the property of AXA Equitable. However, the portion of the Accounts' assets attributable to the contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct. The excess of assets over reserves and other contract liabilities, if any, in Separate Account Nos. 4 and 66 may be transferred to AXA Equitable's General Account. AXA Equitable's General Account is subject to creditor rights.

Each of the variable investment options of the Account bears indirectly exposure to the market, credit, and

                                     FSA-71

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


------------------------------------------
Notes to Financial Statements (Continued)
December 31, 2008
------------------------------------------

1. Organization (Concluded)

liquidity risks of the Portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Trusts, which were distributed by AXA Equitable to the contractowners.

The amount retained by AXA Equitable in Separate Account Nos. 4 and 66 arises principally from (1) contributions from AXA Equitable, (2) expense risk charges accumulated in the account, and (3) that portion, determined ratably, of the account's investment results applicable to those assets in the account in excess of the net assets for the contracts. Amounts retained by AXA Equitable are not subject to charges for expense risks.


2. Significant Accounting Policies

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
(GAAP). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Effective January 1, 2008, AXA Equitable adopted SFAS No. 157, "Fair Value Measurements." SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair measurements that are already required or permitted by other accounting standards. Fair value is defined under SFAS No. 157 as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset in an orderly transaction between market participants on the measurement date. The adoption of SFAS No. 157 had no impact on the net assets of the Funds.

SFAS No. 157 also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.


                                     FSA-72

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


------------------------------------------
Notes to Financial Statements (Continued)
December 31, 2008
------------------------------------------

2. Significant Accounting Policies (Continued)



                                 Fair Value Measurements at December 31, 2008
                                                    Level 1
                         -------------------------------------------------------------
                          Separate    Separate     Separate     Separate     Separate
                           Account     Account      Account      Account     Account
                           No. 13      No. 10        No. 4        No. 3       No. 66
                         ---------- ------------ ------------ ------------ -----------
Assets
Investments:
Common Stock............            20,768,331   65,503,619   17,107,186   64,331,937
Cash Equivalents........ 307,048     1,653,293      427,432       98,710
                         -------    ----------   ----------   ----------   ----------
Total -- Level 1........ 307,048    22,421,624   65,931,051   17,205,896   64,331,937
                         =======    ==========   ==========   ==========   ==========


                                                                      Level 2
                                                 -------------------------------------------------
Common Stocks...................................              73,845
Long-term debt securities....................... 17,687,466   11,400,593
Participation in Separate Account No. 2A........
                                                 ----------   ----------    -----      -----      -----
Total -- Level 2................................ 17,687,466   11,474,438    -----      -----      -----
                                                 ==========   ==========    =====      =====      =====


                                                                 Level 3
                                  ---------------------------------------------------------------------
Long-term debt securities........    707,572       812,107
                                     -------       -------       -------       -------       -------
Total -- Level 3.................    707,572       812,107            --            --            --
                                     -------       -------    ----------    ----------    ----------
Total............................ 18,702,086    34,708,169    65,931,051    17,205,896    64,331,937
                                  ==========    ==========    ==========    ==========    ==========


                                     FSA-73

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


------------------------------------------
Notes to Financial Statements (Continued)
December 31, 2008
------------------------------------------

2. Significant Accounting Policies (Continued)


                                                            Level 3 Instruments
                                             --------------------------------------------------
                                                          Fair Value Measurements
                                             --------------------------------------------------
                                                                      Separate      Separate
                                                                       Account       Account
                                                                        No. 13        No. 10
                                                                    ------------- -------------
Discrete fourth quarter:
Balance, September 30, 2008.................                         1,092,254       919,812
Total gains (losses) realized and unrealized
 included in earnings as:
Investment gains (losses), net..............                          (208,912)     (152,979)
Purchases/sales, net........................                           (41,370)       45,274
Transfers into/out of Level 3...............                          (134,400)           --
                                                                      ---------     --------
Balance, December 31, 2008..................                           707,572       812,107
                                                                      ---------     --------

                                                                      Separate      Separate
                                                                       Account       Account
                                                                        No. 13        No. 10
                                                                    ------------- -------------
Full year 2008
Balance, December 31, 2007..................                         2,249,979     1,810,852
Total gains (losses) realized and unrealized
 included in earnings as:
Investment gains (losses), net..............                          (544,278)     (611,887)
Purchases/sales, net........................                          (739,090)     (386,858)
Transfers into/out of Level 3...............                          (259,039)           --
                                                                     ---------     ---------
Balance, December 31, 2008..................                           707,572       812,107
                                                                     ---------     ---------

                                                                      Separate      Separate
                                                                       Account       Account
                                                                        No. 13        No. 10
                                                                    ------------- -------------
Level 3 Instruments:
Fourth Quarter 2008 Still Held at
 December 31, 2008
Change in unrealized gains and losses
Long-term debt securities...................                          (209,507)     (153,009)
                                                                      --------      --------
Total.......................................                          (209,507)     (153,009)
                                                                      --------      --------

                                                                      Separate      Separate
                                                                       Account       Account
                                                                        No. 13        No. 10
                                                                    ------------- -------------
Full year 2008
Still Held at December 31, 2008:
Change in unrealized gains and losses
Long-term debt securities...................                          (478,815)     (601,330)
                                                                      --------      --------
Total.......................................                          (478,815)     (601,330)
                                                                      --------      --------

Investment securities for Separate Account Nos. 13, 10, 4 and 3 are valued as follows:

Stocks listed on national securities exchanges and certain over-the-counter issues traded on the National

                                     FSA-74

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


------------------------------------------
Notes to Financial Statements (Continued)
December 31, 2008
------------------------------------------

2. Significant Accounting Policies (Continued)

Association of Securities Dealers, Inc. Automated Quotation (NASDAQ) national market system are valued at the last sale price, or, if there is no sale, at the latest available bid price.

Foreign securities not traded directly, or in American Depositary Receipt (ADR) form in the United States, are valued at the last sale price in the local currency on an exchange in the country of origin. Foreign currency is converted into its U.S. dollar equivalent at current exchange rates.

Forward contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

United States Treasury securities and other obligations issued or guaranteed by the United States Government, its agencies or instrumentalities are valued at representative quoted prices.

Long-term (i.e., maturing in more than a year) publicly traded corporate bonds are valued at prices obtained from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where AXA Equitable and Alliance deem it appropriate to do so, an over-the-counter or exchange quotation may be used.

Convertible preferred stocks listed on national securities exchanges are valued at their last sale price or, if there is no sale, at the latest available bid price.

Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more major dealers in such securities; where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stock.

Other assets that do not have a readily available market price are valued at fair value as determined in good faith by AXA Equitable's investment officers.

Short-term debt securities purchased directly by the AXA Equitable Funds, which mature in 60 days or less, are valued at amortized cost. Short-term debt securities, which mature in more than 60 days, are valued at representative quoted prices.

The value of the investments in Separate Account No. 66 held in the Trusts is calculated by multiplying the number of shares held in each Portfolio by the net asset value per share of that Portfolio determined as of the close of business each day. The net asset value is determined by the Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities. For Separate Account No. 66, realized gains and losses include (1) gains and losses on redemptions of Trust shares (determined on the identified cost basis) and (2) Trust distributions representing the net realized gains on Trust investment transactions. Dividends and distributions of capital gains of the Trusts are automatically reinvested on the ex-dividend date.

Security transactions are recorded on the trade date. Amortized cost of debt securities where applicable is adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date; interest income (including amortization of premium and discount on securities using the effective yield method) is accrued daily. Realized gains and losses on the sale of investments are computed on the basis of the identified cost of the related investments sold.

Transactions denominated in foreign currencies are recorded at the rate prevailing at the date of such transactions. Asset and liability accounts that are denominated in a foreign currency are adjusted to reflect the current exchange rate at the end of the period. Transaction gains or losses resulting from changes in the exchange rate during the reporting period or upon settlement of the foreign currency transactions are reflected


                                     FSA-75

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


------------------------------------------
Notes to Financial Statements (Continued)
December 31, 2008
------------------------------------------

2. Significant Accounting Policies (Concluded)

under "Realized and Unrealized Gain (Loss) on Investments" in the Statement of Operations.

Separate Account No. 10 may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign security holdings.

Forward contracts are agreements to buy or sell a foreign currency for a set price in the future. During the period the forward contracts are open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. The realized gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. The use of forward transactions involves the risk of imperfect correlation in movements in the price of forward contracts, interest rates and the underlying hedged assets.

Forward contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The contract amounts of these forward contracts reflect the extent of the Fund's exposure to off-balance sheet risk. The Fund bears the market risk that arises from any changes in security values. Forward contracts are entered into directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to the contract. There is no daily margin settlement and the Fund is exposed to the risk of default by the counterparty.

At December 31, 2008, Separate Account No. 10 had no outstanding forward currency contracts to buy/sell foreign currencies.

Net assets allocated to contracts in the payout period are computed according to various mortality tables, depending on the year the benefits were purchased. The tables used are the 1971 GAM table, the 1983 GAM table, and the 1994 GAR. The assumed investment returns vary by contract and range from 4 percent to 6.5 percent. The contracts are participating group annuities, and, thus, the mortality risk is borne by the contractholder, as long as the contract has not been discontinued. AXA Equitable retains the ultimate obligation to pay the benefits if the contract funds become insufficient and the contractholder elects to discontinue the contract.

Amounts due to/from the General Account or receivable/payable for policy related transactions represent receivables/payables for policy related transactions predominately related to premiums, surrenders and death benefits.

Payments received from contractowners represent contributions under the contracts (excluding amounts allocated to the guaranteed interest option, reflected in the General Account). The amount allocated to the guaranteed interest option earns interest at the current guaranteed interest rate, which is an annual effective rate.

The operations of the Account are included in the federal income tax return of AXA Equitable, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to contracts participating in the Funds by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of the contracts participating in the Account. Accordingly, no provision for federal income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax incurred which is applicable to the Account if the law is changed.


                                     FSA-76

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


------------------------------------------
Notes to Financial Statements (Continued)
December 31, 2008
------------------------------------------

3. Purchases and Sales on Investments

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2008 were as follows for Separate Account No. 66:

                                                                  Purchases          Sales
                                                                -------------    -------------
AXA Aggressive Allocation......................................   $ 468,442        $ 138,527
AXA Conservative Allocation....................................     788,946          296,337
AXA Conservative-Plus Allocation...............................     479,417          132,697
AXA Moderate Allocation........................................   3,470,766          957,808
AXA Moderate-Plus Allocation...................................     248,913           31,949
EQ/AllianceBernstein Intermediate Government Securities........   1,426,804        1,135,469
EQ/AllianceBernstein International.............................   2,383,553        4,303,589
EQ/AllianceBernstein Small Cap Growth..........................      14,330          106,693
EQ/BlackRock Basic Value Equity................................     133,716          265,767
EQ/BlackRock International Value...............................      16,729          204,411
EQ/Calvert Socially Responsible................................     478,481          252,541
EQ/Capital Guardian Growth.....................................      18,759           19,419
EQ/Capital Guardian Research...................................     848,967        1,590,866
EQ/Equity 500 Index............................................   2,755,604        4,177,836
EQ/Evergreen Omega.............................................       2,865            8,132
EQ/GAMCO Small Company Value...................................     483,383          171,773
EQ/International Core PLUS.....................................     902,738        1,037,086
EQ/JPMorgan Value Opportunities................................       3,227          209,722
EQ/Large Cap Core PLUS.........................................       2,530           16,354
EQ/Large Cap Growth Index......................................      16,652          188,773
EQ/Large Cap Growth PLUS.......................................     773,017          813,127
EQ/Large Cap Value PLUS........................................   1,306,253        3,013,770
EQ/Marsico Focus...............................................       5,471          151,096
EQ/Mid Cap Index...............................................       3,801           77,233
EQ/Mid Cap Value PLUS..........................................     855,320        1,638,019
EQ/Money Market................................................     470,333        1,436,990
EQ/PIMCO Real Return...........................................   1,847,226          701,560
EQ/Quality Bond PLUS...........................................      35,173          196,609
EQ/Small Company Index.........................................     883,648          904,765
EQ/T ROWE Price Growth Stock...................................           0          118,124
EQ/Van Kampen Emerging Markets Equity..........................   1,445,124        1,885,548
Multimanager High Yield........................................     113,631          138,928
Multimanager Small Cap Value...................................       5,052          117,079
Multimanager Technology........................................     489,079          436,844
Target 2015 Allocation.........................................     947,110          331,296
Target 2025 Allocation.........................................     973,363           15,046
Target 2035 Allocation.........................................      99,345           25,312
Target 2045 Allocation.........................................     120,439           35,139

Investment Security Transactions

For the year ended December 31, 2008, investment security transactions, excluding short-term debt securities, were as follows for Separate Account Nos. 13, 10, 4 and 3:


                                     FSA-77

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


------------------------------------------
Notes to Financial Statements (Continued)
December 31, 2008
------------------------------------------

3. Purchases and Sales on Investments (Concluded)


                                          Purchases                      Sales
                                ----------------------------- ----------------------------
                                    Stocks          U.S.          Stocks          U.S.
                                   and Debt      Government      and Debt      Government
              Fund                Securities    and Agencies    Securities    and Agencies
------------------------------- -------------- -------------- -------------- -------------
Separate Account No. 13........  $20,632,551     $7,449,413     $17,681,403    $9,722,697
Separate Account No. 10........   23,415,156      5,381,220      27,276,026     7,588,146
Separate Account No. 4.........  273,174,878             --     613,149,222            --
Separate Account No. 3.........   79,281,517             --     123,958,458            --

4. Related Party Transactions

In Separate Account No. 66 the assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of the Trusts. Shares are offered by the Trusts at net asset value. Shares in which the variable investment options are invested are in either one of two classes. Both classes are subject to fees for investment management and advisory services and other Trust expenses. One class of shares ("Class A shares") is not subject to distribution fees imposed pursuant to a distribution plan. The other class of shares ("Class B shares") is subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by the Trusts. The Rule 12b-1 Plans provide that the Trusts, on behalf of each Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.50% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. Under arrangements approved by each Trust Board of Trustees, the 12b-1 fee currently is limited to 0.25% of the average daily net assets. These fees are reflected in the net asset value of the shares.

AXA Equitable serves as investment manager of the Trusts and as such receives management fees for services performed in its capacity as investment manager of the Trusts. AXA Equitable oversees the activities of the investment advisors with respect to the Trusts and is responsible for retaining or discontinuing the services of those advisors. Fees generally vary depending on net asset levels of individual portfolios and range for EQAT and VIP from a low of 0.25% to a high of 1.20% of average daily net assets. AXA Equitable as investment manager pays expenses for providing investment advisory services to the Portfolios, including the fees of the Advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC, affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.

AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")) serves as an investment advisor for the EQ/AllianceBernstein Portfolios; EQ/Equity 500 Index and Separate Accounts 13, 10, 4 and 3; as well as a portion of AXA Premier VIP High Yield and EQ/Money Market. AllianceBernstein is a publicly traded limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

AXA Advisors is an affiliate of AXA Equitable, and a distributor and principal underwriter of the policies ("contracts"). AXA Advisors is registered with the Securities and Exchange Commission ("SEC") as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

The contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network") or its subsidiaries (affiliates of AXA Equitable). AXA Advisors receives commissions and other service-related payments under its distribution agreement with AXA Equitable and its networking agreement with AXA Network.


                                     FSA-78

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


------------------------------------------
Notes to Financial Statements (Continued)
December 31, 2008
------------------------------------------

4. Related Party Transactions (Concluded)

AXA Equitable, AllianceBernstein, and AXA Advisors seek to obtain the best price and execution of all orders placed for the portfolios of the Equitable Funds considering all circumstances. In addition to using brokers and dealers to execute portfolio security transactions for accounts under their management, AXA Equitable, AllianceBernstein, and AXA Advisors may also enter into other types of business and securities transactions with brokers and dealers, which will be unrelated to allocation of the AXA Equitable Funds' portfolio transactions.

On April 30, 2008, AXA Equitable transferred the assets related to the American Dental Associations Members Retirement Program ("ADA") from Separate Account No. 4 to Separate Account No. 206. The assets were transferred by redeeming units in The Growth Equity Fund, and purchasing units in fund(s) of EQ Advisors Trust. The fair value of ADA assets held in Separate Account No. 4 immediately prior to the transfer was $461,160,573. The fair value of assets transferred to Separate Account No. 206 was $202,949,503. Separate Account No. 4 realized a gain of $33,302,848 upon redemption of the ADA units. The fair value of assets remaining in Separate Account No. 4 immediately after the transfer was $258,632,096.

On September 30, 2008, AXA Equitable transferred the assets related to the interest of retirement and investment plan for employees, managers and agents of AXA Equitable from Separate Account No. 4 and 3 to Separate Account No. 210. The assets were transferred by redeeming units in Growth Stock Account and Mid Cap Growth Stock Account, and purchasing units in Separate Account No. 206 The fair value of units of interest of retirement and investment plan for employees, managers and agents of AXA Equitable assets held in Separate Account No. 4 and 3 immediately prior to the transfer were $95,670,700 and $40,840,415, respectively. The fair value of assets transferred to Separate Account No. 210 was $474,951,003. Separate Account No. 4 realized a loss of $6,494,458 and Separate Account No. 3 realized a loss of $6,715,841 upon redemption of units of interest of retirement and investment plan for employees, managers and agents of AXA Equitable. The fair value of assets remaining in Separate Account No. 4 and 3 immediately after the transfer were $87,362,105 and $23,148,570, respectively.


5. Asset Charges

Charges and fees relating to the Funds are paid to AXA Equitable and are deducted in accordance with the terms of the various contracts which participate in the Funds. Depending upon the terms of a contract, sales-related fees and operating expenses are paid (i) by a reduction of an appropriate number of Fund units or (ii) by a direct payment.

RIA

Charges and fees relating to the Funds are paid to AXA Equitable and are deducted in accordance with the terms of the various contracts which participate in the Funds. Depending upon the terms of a contract, sales-related fees and operating expenses are paid by the contract holders (i) by a reduction of an appropriate number of Fund units or (ii) by a direct payment from contractowners. Fees with respect to the Retirement Investment Account (RIA) contracts are as follows:

Investment Management Fee:

An annual fee of 0.50% of the net assets attributable to RIA units is assessed for the AllianceBernstein Bond, AllianceBernstein Balanced, the
AllianceBernstein Common Stock Fund, and AllianceBernstein Mid Cap Growth
Funds.


                                     FSA-79

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


------------------------------------------
Notes to Financial Statements (Continued)
December 31, 2008
------------------------------------------

5. Asset Charges (Continued)

Administrative Fees:

Contracts investing in the Funds are subject to certain administrative expenses according to contract terms. Depending upon the terms of a contract, fees are paid (i) by a reduction of an appropriate number of Fund units or (ii) by a direct payment. These fees may include:

Ongoing Operations Fee -- An expense charge is made based on the combined net balances of each fund. Depending upon when the employer adopted RIA, the monthly rate ranges from 1/12 of 1.25% to 1/12 of 0.50% or from 1/12 of 1.25% to 1/12 of 0.25%. Depending upon the terms of a contract, fees are paid (i) by a reduction of an appropriate number of Fund units or (ii) by a direct payment.

Participant Recordkeeping Services Charge -- Employers electing RIA's optional Participant Recordkeeping Services are subject to an annual charge of $25 per employee-participant under the employer plan. Depending upon the terms of a contract, fees are paid (i) by a reduction of an appropriate number of Fund units or (ii) by a direct payment.

Contingent Withdrawal Charge -- Certain withdrawals are subject to defined contingent withdrawal charges. The maximum charge is 6% of the total plan assets withdrawn and is deducted as a liquidation of fund units.

Loan Fee -- A loan fee equal to 1% of the amount withdrawn as loan principal is deducted on the date the plan loan is made.

Operating and Expense Charges:

In addition to the charges and fees mentioned above, the Funds are charged for certain costs and expenses directly related to their operations. These may include transfer taxes, SEC filing fees and certain related expenses including printing of SEC filings, prospectuses and reports. These charges and fees are reflected as reductions of unit value.

MRP

Charges and fees relating to the Funds paid to AXA Equitable are deducted in accordance with the terms of the various contracts which participate in the Funds. With respect to the Members Retirement Program these expenses consist of investment management and accounting fees, program expense charge, direct expenses and record maintenance and report fees. These charges and fees are paid to AXA Equitable and are recorded as expenses in the accompanying Statement of Operations. Fees with respect to the Members Retirement Program contracts are as follows:

The below discusses expenses related to Separate Accounts Nos. 3, 4, 10 and 66:

o Program Expense Charge--AXA Equitable determines the Program expense charge for a plan on the last day of each month, based on two factors: (1) the Average account value of the accounts in the plan, and (2) the value of the Total plan assets invested in the Members Retirement Program by the plan, on that date. All participants in a plan pay the Program expense charge at the same percentage rate, regardless of individual account value. The maximum Program expense charge is an annual rate of 1.00% per assessed as a monthly charge to each participant.

o Investment Management Fees--An expense charge is made daily at an effective annual rate of 0.50% of the net assets of the AllianceBernstein Growth Equity and AllianceBernstein Balanced Funds and an effective


                                     FSA-80

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


------------------------------------------
Notes to Financial Statements (Continued)
December 31, 2008
------------------------------------------

5. Asset Charges (Continued)

   annual rate of 0.65% for the AllianceBernstein Mid Cap Growth Fund.

o Direct Operating and Other Expenses--In addition to the charges and fees mentioned above, the Funds are charged for certain costs and expenses directly related to their operations. These may include transfer taxes, SEC filing fees and certain related expenses including printing of SEC filings, prospectuses and reports. These charges and fees are reflected as a reduction of the unit value.

o A record maintenance and report fee of $3.75 per participant is deducted quarterly as a liquidation of fund units.

EPP

Charges and fees relating to the Funds are paid to AXA Equitable and are deducted in accordance with the terms of the various contracts, which participate in the Funds. Depending upon the terms of a contract, sales-related fees and operating expenses are paid (i) by a reduction of an appropriate number of Fund Units or (ii) by a direct payment. Fees with respect to the Equi-Pen-Plus Master Plan and Retirement Trust are as follows:

Investment Management Fee:

An annual fee of 0.25% of the total plan and trust net assets held in each Separate Account is deducted daily. This fee is reflected as reduction in EPP unit value.

Administrative Fees:

Ongoing Operations Fee -- An expense charge is made based on each client's combined balance of Master Plan and Trust net assets in the Funds and AXA Equitable's Fixed Income Accounts at a monthly rate of 1/12 of (i) 1% of the first $500,000, (ii) 0.75% of the next $500,000 and (iii) 0.50% of the excess over $1,000,000. The ongoing operations fee is generally paid via a liquidation of units held in the fund.

Participant Recordkeeping Services Charge -- Employers electing Equi-Pen-Plus's optional Participant Recordkeeping Services are subject to an annual charge of $25 per employee-participant under the employer plan. The participant recordkeeping service charge is generally paid via a liquidation of units held in the fund.

Withdrawal Charge -- A charge is applied if the client terminates plan participation in the Master Retirement Trust ("Master Trust") and if the client transfers assets to another funding agency before the fifth anniversary of the date AXA Equitable accepts the participation agreement. The redemption charge is generally paid via a liquidation of units held in the fund and will be based on the following schedule:


 For Termination Occurring In:           Withdrawal Charge:
-------------------------------    ------------------------------
      Years 1 and 2............    3% of all Master Trust assets
      Years 3 and 4............    2% of all Master Trust assets
      Year 5...................    1% of all Master Trust assets
      After Year 5.............       No Withdrawal Charge

Operating and Expense Charges:

In addition to the charges and fees mentioned above, the Funds are charged for certain costs and expenses directly related to their operations. These may include custody, audit and printing of reports. These charges and fees are reflected as reduction of unit value.


                                     FSA-81

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


------------------------------------------
Notes to Financial Statements (Continued)
December 31, 2008
------------------------------------------

5. Asset Charges (Continued)

Institutional

Asset Management Fees

Asset management fees are charged to clients investing in the Separate Accounts. The fees are based on the prior month-end net asset value (as defined) of each client's aggregate interest in AXA Equitable's Separate Accounts, and are determined monthly. Clients can either pay the fee directly by remittance to the Separate Account or via liquidation of units held in the Separate Accounts. The fees are calculated for each client in accordance with the schedule set forth below:


 Each Client's Aggregate Interest      Annual Rate
----------------------------------    -------------
      Minimum Fee.................       $5,000
      First $2 million............     0.85 of 1%
      Next $3 million.............     0.60 of 1%
      Next $5 million.............     0.40 of 1%
      Next $15 million............     0.30 of 1%
      Next $75 million............     0.25 of 1%
      Excess over $100 million....     0.20 of 1%

There is an additional charge made to clients utilizing AXA Equitable's Active Investment Management Service (AIMS). The service is optional and delegates to AllianceBernstein the responsibility for actively managing the client's assets among AXA Equitable's Separate Accounts. In the event that the client chooses this service, the additional fee is based on the combined net asset value of the client's assets in the Separate Accounts. Clients electing this service either pay the fee directly by remittance to AXA Equitable Account or via liquidation of units held in the Separate Account. The charge is assessed on a monthly basis at the annual rates shown below:


 Client's Aggregate Interest       Annual Rate
-----------------------------     ------------
      Minimum Fee............        $2,500
      First $5 million.......        0.100%
      Next $5 million........        0.075%
      Next $5 million........        0.050%
      Over $15 million.......        0.025%

Asset management fees, asset allocation fees and AIMS fees are paid to AXA Equitable.

                                     FSA-82

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


------------------------------------------
Notes to Financial Statements (Continued)
December 31, 2008
------------------------------------------

5. Asset Charges (Concluded)

Administrative Fees

Certain client contracts provide for a fee for administrative services to be paid directly to AXA Equitable. This administrative fee is calculated according to the terms of the specific contract and is generally paid via a liquidation of units held in the funds in which the contract invests. Certain of these client contracts provide for administrative fees to be paid through a liquidation of units from a Short-term liquidity account. The payment of the fee for administrative services has no effect on other separate account clients or the unit values of the separate accounts.

Operating and Expense Charges

In addition to the charges and fees mentioned above, the Separate Accounts are charged for certain costs and expenses directly related to their operations. These charges may include custody and audit fees, and result in reduction of Separate Account unit values.

Administrative fees paid through a liquidation of units in Separate Account No. 66 are shown in the Statements of Changes in Net Assets as Contract maintenance charges. The aggregate of all other fees are included in Asset-based charges in the Statements of Operations. Asset-based charges are comprised of accounting and administration fees.


6. Substitutions/Reorganizations

Substitution transactions that occurred at the dates indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.


---------------------------------------------------------------------------------------------------------
 July 6, 2007                            Removed Portfolio                    Surviving Portfolio
---------------------------------------------------------------------------------------------------------
                              EQ/Capital Guardian U.S. Equity          EQ/Capital Guardian Research
---------------------------------------------------------------------------------------------------------
Shares -- Class B                         187,666                                  629,609
Value -- Class B                       $    12.05                               $    15.08
Net assets before merger               $2,261,377                               $7,233,124
Net assets after merger                        --                               $9,494,500
---------------------------------------------------------------------------------------------------------
                                  EQ/Janus Large Cap Growth           EQ/T. Rowe Price Growth Stock
---------------------------------------------------------------------------------------------------------
Shares -- Class B                          16,847                                    5,531
Value -- Class B                       $     7.62                               $    23.21
Net assets before merger               $  128,371                                       --
Net assets after merger                        --                               $  128,371
---------------------------------------------------------------------------------------------------------
 August 17, 2007                         Removed Portfolio                    Surviving Portfolio
---------------------------------------------------------------------------------------------------------
                             EQ/AllianceBernstein Growth and Income      EQ/AllianceBernstein Value
---------------------------------------------------------------------------------------------------------
Shares -- Class A                         190,652                                  251,751
Value -- Class A                       $    19.34                               $    16.30
Net assets before merger               $3,687,211                               $  416,337
Net assets after merger                        --                               $4,103,548
---------------------------------------------------------------------------------------------------------


                                     FSA-83

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


------------------------------------------
Notes to Financial Statements (Continued)
December 31, 2008
------------------------------------------

7. Changes in Units Outstanding

Accumulation units issued and redeemed during the year ended December 31, were (in thousands):

Separate Account Nos. 13, 10, 4 and 3:
--------------------------------------



                                                                                           AllianceBernstein
                                AllianceBernstein  AllianceBernstein    AllianceBernstein    Mid Cap Growth
                                   Bond Fund        Balanced Fund      Common Stock Fund         Fund
                                ---------------- -------------------- ------------------- -------------------
                                   2008    2007     2008      2007       2008      2007      2008      2007
                                --------- ------ --------- ---------- --------- --------- --------- ---------
RIA
Issued.........................       --     1         1        3          --         1         1         1
Redeemed.......................      (1)    --        (8)     (10)         (4)       (5)       (4)       (8)
                                   -----    --       ----     ---        -----      ----      ----      ----
Net Increase (Decrease)........      (1)     1        (7)      (7)         (4)       (4)       (3)       (7)
                                   -----    --       ----     ---        -----      ----      ----      ----

There were no significant unit issuance and redemption activities related to RIA for AllianceBernstein Bond Fund during the year 2008.



                                 AllianceBernstein       AllianceBernstein       AllianceBernstein
                                    Balanced Fund        Growth Equity Fund      Mid Cap Growth Fund
                                ---------------------  ---------------------   ----------------------
                                   2008      2007         2008       2007           2008      2007
                                --------- ---------    ---------- ---------       -------- ---------
MRP
Issued.........................      98        95          46        157             22       154
Redeemed.......................    (176)     (110)        (54)      (171)           (37)     (188)
                                   ----      ----         ---        ----           ---      ----
Net Increase (Decrease)........     (78)      (15)         (8)       (14)           (15)      (34)
                                   ----      ----         ---        ----           ---      ----

                                 AllianceBernstein   AllianceBernstein
                                   Balanced Fund     Common Stock Fund
                                ------------------- -------------------
                                   2008      2007      2008      2007
                                --------- --------- --------- ---------
EPP
Issued.........................       --        --        --        --
Redeemed.......................      (2)       (3)       (1)       (7)
                                   -----     -----     -----     -----
Net Increase (Decrease)........      (2)       (3)       (1)       (7)
                                   -----     -----     -----     -----


                                                       Strategic
                                     Immediate         Balanced
                                     Duration         Management       Growth Stock        Mid Cap Growth
                                   Bond Account        Account            Account           Stock Account
                                 ----------------  ----------------  ----------------   -------------------
                                   2008      2007    2008     2007     2008     2007      2008      2007
                                --------- --------- ------   ------  -------- --------  --------- ---------
Issued.........................     1         1       --       --        2        3         1         1
Redeemed.......................      (1)       (1)    --       --      (20)     (13)       (2)       (1)
                                    ----      ----    --       --      ---      ---       ----      ----
Net Increase (Decrease)........    --        --       --       --      (18)     (10)       (1)       --
                                   ----      ----     --       --      ---      ---       ----      ----



                                     FSA-84

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


------------------------------------------
Notes to Financial Statements (Continued)
December 31, 2008
------------------------------------------

7. Changes in Units Outstanding (Continued)

Accumulation units issued and redeemed during the year ended December 31, were (in thousands):

Separate Account No. 66:



                                                       AXA
                                AXA Aggressive    Conservative       AXA Conservative-         AXA Moderate
                                  Allocation       Allocation         Plus Allocation           Allocation
                                ---------------  ---------------    -------------------     -------------------
                                  2008    2007     2008    2007        2008      2007          2008      2007
                                -------- ------  -------- ------    --------- ---------     --------- ---------
RIA
Net Issued.....................     --   --          --   --           --        --              --      --
Net Redeemed...................     --   --          --   --           --        --              --      --
----------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)........     --   --          --   --           --        --              --      --
----------------------------------------------------------------------------------------------------------------
MRP
Net Issued.....................     51   45          76   20           36        30             373      28
Net Redeemed...................    (15)  --         (29)  --             (1)       (4)         (113)       (4)
----------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)........     36   45          47   20           35        26             260      24
----------------------------------------------------------------------------------------------------------------


                                                  EQ/AllianceBernstein
                                                     Intermediate
                                AXA Moderate-Plus     Government      EQ/AllianceBernstein   EQ/AllianceBernstein
                                   Allocation         Securities          International       Small Cap Growth
                                ----------------- ------------------ ----------------------- -------------------
                                  2008     2007      2008     2007       2008        2007       2008      2007
                                -------- -------- --------- -------- ----------- ----------- --------- ---------
RIA
Net Issued.....................     --       --      --         --          0           3         --         0
Net Redeemed...................     --       --        (2)      --         (5)         (5)        (1)       (3)
----------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)........     --       --        (2)      --         (5)         (2)        (1)       (3)
----------------------------------------------------------------------------------------------------------------
MRP
Net Issued.....................     38       26       102       84         39          168         --       --
Net Redeemed...................    (16)     (20)      (61)     (54)      (112)        (207)        --       --
----------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)........     22        6        41       30        (73)         (39)        --       --
----------------------------------------------------------------------------------------------------------------


                                  EQ/BlackRock                                EQ/Calvert        EQ/Capital
                                  Basic Value          EQ/BlackRock            Socially          Guardian
                                     Equity         International Value       Responsible         Growth
                                ----------------    -------------------    -----------------   ------------
                                   2008    2007        2008      2007        2008     2007      2008   2007
                                --------- ------    --------- ---------    -------- --------   ------ -----
RIA
Net Issued.....................      1      --           --        --          --       --        --     1
Net Redeemed...................     (2)     --           (1)       (1)         --       --        --    --
----------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)........     (1)     --           (1)       (1)         --       --        --     1
----------------------------------------------------------------------------------------------------------------
MRP
Net Issued.....................     --      --           --        --          53       48        --    --
Net Redeemed...................     --      --           --        --         (19)     (42)       --    --
----------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)........     --      --           --        --          34        6        --    --
----------------------------------------------------------------------------------------------------------------



                                     FSA-85

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


------------------------------------------
Notes to Financial Statements (Continued)
December 31, 2008
------------------------------------------

7. Changes in Units Outstanding (Continued)

Accumulation units issued and redeemed during the year ended December 31, were (in thousands):



                                                                                                EQ/GAMCO
                                EQ/Capital Guardian                            EQ/Evergreen     Small Company
                                     Research           EQ/Equity 500 Index        Omega            Value
                                -------------------   -----------------------  -------------  -----------------
                                   2008      2007         2008        2007      2008   2007     2008     2007
                                --------- ---------   ----------- -----------  ------ ------  -------- --------
RIA
Net Issued.....................     --         1             1           1       --     --        --       --
Net Redeemed...................     (2)       (1)           (5)         (4)      --     --        --       --
----------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)........     (2)       --            (4)         (3)      --     --        --       --
----------------------------------------------------------------------------------------------------------------
MRP
Net Issued.....................      2       182           157         419       --     --        38       51
Net Redeemed...................    (44)      (93)         (192)       (417)      --     --       (10)     (20)
----------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)........    (42)       89           (35)          2       --     --        28       31
----------------------------------------------------------------------------------------------------------------


                                 EQ/International         EQ/JPMorgan        EQ/Large Cap       EQ/Large Cap
                                    Core PLUS         Value Opportunities      Core PLUS        Growth Index
                                ------------------    -------------------    -------------   -------------------
                                  2008      2007         2008      2007       2008   2007       2008      2007
                                -------- ---------    --------- ---------    ------ ------   --------- ---------
RIA
Net Issued.....................     --       --           --        --         --     --          --        --
Net Redeemed...................     --       (2)          (2)       (1)        --     --          (2)       (1)
----------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)........     --       (2)          (2)       (1)        --     --          (2)       (1)
----------------------------------------------------------------------------------------------------------------
MRP
Net Issued.....................     23      104           --        --         --     --          --        --
Net Redeemed...................    (41)     (73)          --        --         --     --          --        --
----------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)........    (18)      31           --        --         --     --          --        --
----------------------------------------------------------------------------------------------------------------


                                   EQ/Large Cap         EQ/Large Cap
                                    Growth PLUS          Value Plus       EQ/Marsico Focus    EQ/Mid Cap Index
                                -------------------- -------------------- ------------------- ------------------
                                  2008       2007      2008       2007      2008      2007      2008      2007
                                --------- ---------- --------- ---------- --------- --------- --------- --------
RIA
Net Issued.....................    --         --         1         23        --         1        --         0
Net Redeemed...................    (1)        (1)       (9)        (5)       (1)       (2)       (1)       (2)
----------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)........    (1)        (1)       (8)        18        (1)       (1)       (1)       (2)
----------------------------------------------------------------------------------------------------------------
MRP
Net Issued.....................   108        174        27        184        --        --        --        --
Net Redeemed...................   (71)      (110)      (88)      (167)       --        --        --        --
----------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)........    37         64       (61)        17        --        --        --        --
----------------------------------------------------------------------------------------------------------------



                                     FSA-86

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


------------------------------------------
Notes to Financial Statements (Continued)
December 31, 2008
------------------------------------------

7. Changes in Units Outstanding (Continued)

Accumulation units issued and redeemed during the year ended December 31, were (in thousands):



                                     EQ/Mid Cap                                EQ/PIMCO          EQ/Quality
                                     Value PLUS        EQ/Money Market       Real Return          Bond PLUS
                                -------------------- -------------------- ------------------ -------------------
                                  2008       2007       2008      2007      2008      2007      2008      2007
                                -------- ----------- --------- ---------- -------- --------- --------- ---------
RIA
Net Issued.....................     --        --          3        13         --       --         --        --
Net Redeemed...................     --        (1)        (8)      (11)        --       --         (1)       (1)
----------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)........     --        (1)        (5)       (2)        --       --         (1)       (1)
----------------------------------------------------------------------------------------------------------------
MRP
Net Issued.....................     18       158         --        --        146       33         --        --
Net Redeemed...................    (76)     (183)        --        --        (59)      (9)        --        --
----------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)........    (58)      (25)        --        --         87       24         --        --
----------------------------------------------------------------------------------------------------------------


                                                        EQ/T. Rowe          EQ/Van Kampen
                                     EQ/Small              Price          Emerging Markets        Multimanager
                                   Company Index       Growth Stock            Equity              High Yield
                                -------------------   ---------------    -------------------    ----------------
                                  2008      2007        2008    2007        2008      2007       2008     2007
                                -------- ----------   -------- ------    --------- ---------    ------ ---------
RIA
Net Issued.....................     --       --           --     12           --        --        --      --
Net Redeemed...................     --       --          (12)    --           (1)       --        --      (1)
----------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)........     --       --          (12)    12           (1)       --        --      (1)
----------------------------------------------------------------------------------------------------------------
MRP
Net Issued.....................     20       80           --     --           91       222         4      --
Net Redeemed...................    (43)     (85)          --     --          (74)     (113)       --      --
----------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)........    (23)      (5)        --       --           17       109         4      --
----------------------------------------------------------------------------------------------------------------


                                  Multimanager        Multimanager         Target 2015           Target 2025
                                Small Cap Value        Technology           Allocation           Allocation
                                ----------------   ------------------   ------------------   -------------------
                                 2008     2007       2008      2007       2008      2007        2008      2007
                                ------ ---------   -------- ---------   -------- ---------   --------- ---------
RIA
Net Issued.....................   --       --         --        --         --         --          --        --
Net Redeemed...................   --       (2)        --        (2)        --         --          --        --
----------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)........   --       (2)        --        (2)        --         --          --        --
----------------------------------------------------------------------------------------------------------------
MRP
Net Issued.....................   --       --         25        62         91         48         112        13
Net Redeemed...................   --       --        (20)      (47)       (22)        (4)         (1)       (1)
----------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)........  --        --          5        15         69         44         111        12
----------------------------------------------------------------------------------------------------------------



                                     FSA-87

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


------------------------------------------
Notes to Financial Statements (Continued)
December 31, 2008
------------------------------------------

7. Changes in Units Outstanding (Concluded)

Accumulation units issued and redeemed during the year ended December 31, were (in thousands):



                                  Target 2035        Target 2045
                                   Allocation         Allocation
                                ----------------   ----------------
                                   2008    2007       2008   2007
                                --------- ------     ------ -----
RIA
Net Issued.....................    --       --         --    --
Net Redeemed...................    --       --         --    --
-------------------------------------------------------------------
Net Increase (Decrease)........    --       --         --    --
-------------------------------------------------------------------
MRP
Net Issued.....................    11        6         11     2
Net Redeemed...................      (2)    --         --    --
-------------------------------------------------------------------
Net Increase (Decrease)........     9        6         11     2
-------------------------------------------------------------------



                                     FSA-88

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


------------------------------------------
Notes to Financial Statements (Continued)
December 31, 2008
------------------------------------------

8. Accumulation Unit Values

AXA Equitable issues a number of registered group annuity contracts that allow employer plan assets to accumulate on a tax-deferred basis. The contracts are typically designed for employers wishing to fund defined benefit, defined contribution and/or 401(k) plans. Annuity contracts available through AXA Equitable are the Retirement Investment Account ("RIA"), Members Retirement Program ("MRP"), and Equi-Pen-Plus ("EPP") (collectively, the Plans). Assets of the Plans are invested in a number of investment Funds (available Funds vary by Plan).

Institutional units presented on the Statement of Assets and Liabilities reflect investments in the Funds by clients other than contractholders of group annuity contracts issued by AXA Equitable. Institutional unit values are determined at the end of each business day. Institutional unit values reflect the investment performance of the underlying Fund for the day and charges and expenses deducted by the Fund. Contract unit values (RIA, MRP, and EPP) reflect the same investment results, prior to deduction for contract specific charges, earned by the Institutional units. Contract unit values reflect certain investment management and accounting fees, which vary by contract. These fees are charged as a percentage of net assets and are disclosed below for the Plans contracts as percentage of net assets attributable of such units.

Certain investment options are charged administrative expenses as a percentage of average net assets (.05% annualized for RIA, 1.00% annualized for MRP). These exclude the effect of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units. Under RIA contracts certain investment options may not be charged for Asset-based charges. Amounts appearing as Asset-based charges in the Statements of Operations for these investment options are the result of other contracts investing in Separate Account No. 66.

Shown below is accumulation unit value information for units outstanding of Separate Accounts 13, 10, 4, 3 and 66 for the periods indicated.

                                                                           Years Ended December 31,
                                                  ------------------------------------------------------------------------
                                                        2008           2007           2006          2005          2004
                                                  --------------- -------------  ------------- ------------- -------------
Separate Account No. 13
AllianceBernstein Bond Fund
RIA, 0.50%*
Unit Value, end of period.........................   $   90.68     $    88.11      $    83.09   $    80.20    $    79.38
Net Assets (000's)................................   $      34     $       84      $       38   $       75    $       67
Number of units outstanding, end of period
 (000's)..........................................          --              1              --            1             1
Total Return**....................................        2.92%          6.04%          3.60%         1.03%         2.82%
Intermediate Duration Bond Account
Institutional
Unit Value, end of period.........................   $9,748.92     $ 9,424.53      $ 8,849.00   $ 8,499.67    $ 8,371.02
Net Assets (000's)................................   $  18,630     $   19,518      $   17,700   $   25,032    $   24,811
Number of units outstanding, end of period
 (000's)..........................................           2              2               2            3             3
Total Return**....................................        3.45%          6.50%           4.11%        1.54%         3.35%

                                     FSA-89

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


------------------------------------------
Notes to Financial Statements (Continued)
December 31, 2008
------------------------------------------

8. Accumulation Unit Values (Continued)


                                                                           Years Ended December 31,
                                                  ----------------------------------------------------------------------------
                                                        2008           2007           2006            2005           2004
                                                  --------------- ------------------------------ -------------- --------------
Separate Account No. 10
AllianceBernstein Balanced Fund
RIA, 0.50%*
Unit Value, end of period.........................  $   156.08    $    221.99     $    211.32  $    191.64   $    180.09
Net Assets (000's)................................  $    5,210    $     8,924     $     9,979  $    11,497   $    33,959
Number of units outstanding, end of period
 (000's)..........................................          33             40              47           60           189
Total Return**....................................      (29.69)%         5.05%          10.27%        6.06%         8.68%
AllianceBernstein Balanced Fund
MRP, 1.53%*
Unit Value, end of period.........................  $    37.35    $     53.70     $     51.64  $     47.30   $     44.93
Net Assets (000's)................................  $   22,374    $    36,357     $    35,755  $    35,401   $    34,205
Number of units outstanding, end of period
 (000's)..........................................         599            677             692          748           761
Total Return**....................................      (30.44)%         3.99%           9.18%        5.27%         7.42%
AllianceBernstein Balanced Fund
EPP, 0.25%*
Unit Value, end of period.........................  $   161.90    $    229.69     $    218.09  $    197.29   $    184.94
Net Assets (000's)................................  $      620    $     1,431     $     1,921  $     2,550   $     3,356
Number of units outstanding, end of period
 (000's)..........................................          4               6               9           13            18
Total Return**....................................      (29.51)%         5.32%          10.54%        6.68%         8.95%
Strategic Balanced Management Account
Institutional
Unit Value, end of period.........................  $16,714.08    $ 23,767.57     $ 22,510.85  $ 20,312.61   $ 18,994.07
Net Assets (000's)................................  $    6,298    $     8,533     $     8,059  $     7,115   $     6,458
Number of units outstanding, end of period
 (000's)..........................................          --             --              --           --            --
Total Return**....................................      (29.67)%         5.58%          10.82%        6.94%         9.23%
Separate Account No. 4
AllianceBernstein Common Stock Fund
RIA, 0.50%*
Unit Value, end of period.........................  $   508.49     $   880.30     $    775.88  $    780.43   $    695.74
Net Assets (000's)................................  $    3,809     $   10,082     $    11,854  $    16,152   $    20,742
Number of units outstanding, end of period
 (000's)..........................................           7             11              15           21            30
Total Return**....................................      (42.23)%        13.46%         (0.58)%       12.17%        15.40%
AllianceBernstein Growth Equity Fund
MRP, 1.53%*
Unit Value, end of period.........................  $   200.69     $   351.25     $    312.73  $    317.72   $    286.30
Net Assets (000's)................................  $   20,675     $   39,048     $    39,076  $    44,826   $    42,051
Number of units outstanding, end of period
 (000's)..........................................         103            111             125          141           147
Total Return**....................................      (42.87)%        12.32%         (1.57)%       10.97%        14.05%

                                     FSA-90

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


------------------------------------------
Notes to Financial Statements (Continued)
December 31, 2008
------------------------------------------

8. Accumulation Unit Values (Continued)


                                                                             Years Ended December 31,
                                                  -------------------------------------------------------------------------
                                                        2008           2007          2006           2005           2004
                                                  --------------- ---------------------------- -------------- -------------
AllianceBernstein Common Stock Fund
EPP, 0.25%*
Unit Value, end of period.........................  $   527.45    $    910.82     $    800.76  $    803.45   $    714.47
Net Assets (000's)................................  $    2,341    $     4,999     $     9,730  $    14,152   $    13,886
Number of units outstanding, end of period
 (000's)..........................................           4              5              12           18            19
Total Return**....................................     (42.09)%         13.74%         (0.33)%       12.45%        15.69%
GrowthStock Account
Institutional
Unit Value, end of period.........................  $ 5,469.59    $  9,421.32      $ 8,262.03  $  8,269.13   $  7,335.03
Net Assets (000's)................................  $   38,789    $   236,767      $  288,072  $   367,019   $   371,131
Number of units outstanding, end of period
 (000's)..........................................           7             25              35           44            51
Total Return**....................................     (41.94)%         14.03%          (0.09)%      12.73%        15.98%
Separate Account No. 3
AllianceBernstein Mid Cap Growth Fund
RIA, 0.50%*
Unit Value, end of period.........................  $   162.98    $    297.76      $   264.84  $    260.60   $    243.18
Net Assets (000's)................................  $    1,878    $    4,516       $    5,706  $     7,131   $     9,205
Number of units outstanding, end of period
 (000's)..........................................          12             15              22           27            38
Total Return**....................................     (45.26)%   12.43%                 1.62%        7.16%        19.85%
AllianceBernstein Mid Cap Growth Fund
MRP, 1.68%*
Unit Value, end of period.........................  $    33.60    $     62.17      $    55.94  $     55.68   $     52.60
Net Assets (000's)................................  $   11,361    $   21,924       $   21,414  $    22,571   $    23,566
Number of units outstanding, end of period
 (000's)..........................................         338            353             387          405           448
Total Return**....................................     (45.95)%         11.14%           0.47%        5.86%        18.28%
MidCap Growth Stock Account
Institutional
Unit Value, end of period.........................  $17,535.26    $ 31,875.82      $28,206.63  $ 27,618.80   $ 25,643.95
Net Assets (000's)................................  $    3,886    $    63,879      $   69,134  $    80,757   $    88,036
Number of units outstanding, end of period
 (000's)..........................................          --              2               2            3             3
Total Return**....................................     (44.98)%         13.01%           2.13%        7.70%        20.45%
AllianceBernstein Mid Cap Growth Fund
EPP, 0.50%*
Unit Value, end of period.........................  $   162.98    $    297.76     $    264.82  $    260.60   $    243.18
Net Assets (000's)................................          --             --              --           --   $        30
Number of units outstanding, end of period
 (000's)..........................................          --             --              --           --            --
Total Return**....................................     (45.26)%         12.44%           1.63%        7.16%        19.85%



                                     FSA-91

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


------------------------------------------
Notes to Financial Statements (Continued)
December 31, 2008
------------------------------------------

8. Accumulation Unit Values (Continued)


                                                                         Years Ended December 31,
                                                     -----------------------------------------------------------------
                                                          2008          2007        2006         2005         2004
                                                     ------------- ------------------------- ------------ ------------
Separate Account No. 66
AXA Aggressive Allocation (a)
 MRP, 1.00%
 Unit value, end of period...........................  $    6.03     $  10.02         --           --           --
 Net Assets (000's)..................................  $     487     $    447         --           --           --
 Number of units outstanding, end of period (000's)..         81           45         --           --           --
 Total Return**......................................     (39.82)%       0.23%        --           --           --
AXA Conservative Allocation (a)
 MRP, 1.00%
 Unit value, end of period...........................  $    9.05     $  10.27         --           --           --
 Net Assets (000's)..................................  $     604     $    204         --           --           --
 Number of units outstanding, end of period (000's)..         67           20         --           --           --
 Total Return**......................................     (11.88)%       2.73%        --           --           --
AXA Conservative-Plus Allocation (a)
 MRP, 1.00%
 Unit value, end of period...........................  $    8.14     $  10.21         --           --           --
 Net Assets (000's)..................................  $     494     $     60         --           --           --
 Number of units outstanding, end of period (000's)..         61           26         --           --           --
 Total Return**......................................     (20.27)%       2.08%        --           --           --
AXA Moderate Allocation (a)
 MRP, 1.00%
 Unit value, end of period...........................  $    7.60     $  10.17         --           --           --
 Net Assets (000's)..................................  $   2,158     $    249         --           --           --
 Number of units outstanding, end of period (000's)..        284           24         --           --           --
 Total Return**......................................     (25.27)%       1.69%        --           --           --
AXA Moderate-Plus Allocation (a)
 MRP, 1.00%
 Unit value, end of period...........................  $    6.81     $  10.09         --           --           --
 Net Assets (000's)..................................  $     192     $     60         --           --           --
 Number of units outstanding, end of period (000's)..         28            6         --           --           --
 Total Return**......................................     (32.52)%       0.89%        --           --           --
EQ/AllianceBernstein Intermediate Government Securiti
 RIA, 0.05%
 Unit value, end of period...........................  $  210.03     $ 202.34   $ 188.96     $ 182.87     $ 180.27
 Net Assets (000's)..................................  $      95     $    338   $    347     $    462     $  9,879
 Number of units outstanding, end of period (000's)..         --            2          2            3           55
 Total Return**......................................       3.80%        7.08%      3.33%        1.44%        2.14%
 MRP, 1.00%
 Unit value, end of period...........................  $   11.32     $  11.04   $  10.44     $  10.23     $  10.22
 Net Assets (000's)..................................  $   3,430     $  2,896   $  2,395     $  2,272     $  1,755
 Number of units outstanding, end of period (000's)..        303          262        232          222          171
 Total Return**......................................       2.54%        5.75%      2.05%        0.10%        0.63%

                                     FSA-92

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


------------------------------------------
Notes to Financial Statements (Continued)
December 31, 2008
------------------------------------------

8. Accumulation Unit Values (Continued)


                                                                        Years Ended December 31,
                                                      ----------------------------------------------------------------
                                                          2008         2007          2006         2005         2004
                                                      ------------ ------------  ------------ ------------ -----------
EQ/AllianceBernstein International
 RIA 0.05%
 Unit value, end of period...........................    $114.54     $ 231.96     $ 207.19     $ 167.42     $ 144.93
 Net Assets (000's)..................................    $   996     $  3,230     $  3,399     $  3,005     $  4,155
 Number of units outstanding, end of period (000's)..          9           14           16           18           29
 Total Return**......................................    (50.62)%       11.96%       23.75%       15.52%       18.41%
 MRP 1.00%
 Unit value, end of period...........................    $ 12.85     $  26.30     $  23.73     $  19.36     $  16.95
 Net Assets (000's)..................................    $10,366     $ 23,150     $ 21,792     $ 16,873     $ 13,912
 Number of units outstanding, end of period (000's)..        807          880          919          871          822
 Total Return**......................................    (51.14)%       10.83%       22.57%       14.27%       17.03%
EQ/AllianceBernstein Small Cap Growth (b)
 RIA 0.05%
 Unit value, end of period...........................    $123.37     $ 222.47     $ 190.26     $ 174.22     $ 155.93
 Net Assets (000's)..................................    $   264     $    578     $    983     $  1,063     $  1,480
 Number of units outstanding, end of period (000's)..          2            3            5            6            9
 Total Return**......................................    (44.55)%       16.93%        9.21%       11.73%       14.21%
EQ/BlackRock Basic Value Equity
 RIA 0.00%
 Unit value, end of period...........................    $145.63     $ 229.55     $ 226.87     $ 187.64     $ 182.26
 Net Assets (000's)..................................    $   152     $    393     $    403     $    461     $  1,259
 Number of units outstanding, end of period (000's)..          1            2            2            2            7
 Total Return**......................................    (36.56)%        1.18%       20.91%        2.95%       10.59%
EQ/BlackRock International Value
 RIA 0.00%
 Unit value, end of period...........................    $106.43     $ 186.71     $ 169.44     $ 134.82     $ 121.64
 Net Assets (000's)..................................    $    35     $    264     $    401     $    518     $    282
 Number of units outstanding, end of period (000's)..         --            1            2            4            2
 Total Return**......................................    (43.00)%       10.19%       25.68%       10.84%       21.64%
EQ/Calvert Socially Responsible
 RIA 0.00%
 Unit value, end of period...........................    $ 60.48     $ 110.41     $  98.46     $  93.56     $  86.05
 Net Assets (000's)..................................    $     2     $      2     $      2     $      3     $      1
 Number of units outstanding, end of period (000's)..         --           --           --           --           --
 Total Return**......................................    (45.22)%       12.14%        5.24%        8.73%        3.59%
EQ/Calvert Socially Responsible 1.00%
 MRP 1.00%
 Unit value, end of period...........................    $  5.10     $   9.41     $   8.48     $   8.14     $   7.57
 Net Assets (000's)..................................    $ 1,062     $  1,643     $  1,421     $  1,267     $  1,008
 Number of units outstanding, end of period (000's)..        208          175          169          156          135
 Total Return**......................................    (45.80)%       10.97%        4.18%        7.50%        2.22%

                                     FSA-93

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


------------------------------------------
Notes to Financial Statements (Continued)
December 31, 2008
------------------------------------------

8. Accumulation Unit Values (Continued)


                                                                          Years Ended December 31,
                                                     -----------------------------------------------------------------
                                                          2008          2007         2006          2005         2004
                                                     ------------- -------------------------- ------------- ----------
EQ/Capital Guardian Growth
 RIA 0.00%
 Unit value, end of period...........................  $   51.29     $  86.07     $  81.60      $  75.98     $  72.29
 Net Assets (000's)..................................  $      59     $    101     $     22      $     40     $     38
 Number of units outstanding, end of period (000's)..          1            1           --             1            1
 Total Return**......................................     (40.41)%       5.48%        7.40%         5.10%        5.53%
EQ/Capital Guardian Research
 RIA 0.00% (c)
 Unit value, end of period...........................  $   87.55     $ 145.10     $ 142.74      $ 127.38     $ 120.11
 Net Assets (000's)..................................  $     100     $    399     $    397      $    370     $    803
 Number of units outstanding, end of period (000's)..          1            3            3             3            7
 Total Return**......................................     (39.66)%       1.66%       12.06%         6.05%       10.90%
 MRP 1.00% (e)
 Unit value, end of period...........................  $   10.79     $  18.06     $  17.96      $  16.19     $  15.44
 Net Assets (000's)..................................  $   4,407     $  8,155     $  6,551      $  6,001     $  5,657
 Number of units outstanding, end of period (000's)..        409          451          362           371          365
 Total Return**......................................     (40.25)%       0.56%       10.93%         4.85%        9.53%
EQ/Equity 500 Index
 RIA 0.05%
 Unit value, end of period...........................  $  241.50     $ 384.52     $ 365.64      $ 317.06     $ 303.09
 Net Assets (000's)..................................  $   1,621     $  4,046     $  4,992      $  4,802     $  7,176
 Number of units outstanding, end of period (000's)..          7           11           14            15           24
 Total Return**......................................     (37.20)%       5.16%       15.32%         4.61%       10.45%
EQ/Equity 500 Index 1.00%
 MRP 1.00%
 Unit value, end of period...........................  $    6.04     $   9.73     $   9.37      $   8.23     $   7.97
 Net Assets (000's)..................................  $  10,933     $ 17,969     $ 17,308      $ 14,545     $ 13,226
 Number of units outstanding, end of period (000's)..      1,811        1,846        1,844         1,768        1,658
 Total Return**......................................     (37.92)%       3.84%       13.85%         3.21%        8.90%
EQ/Evergreen Omega
 RIA 0.00%
 Unit value, end of period...........................  $   77.26     $ 106.71     $  95.85      $  90.54     $  87.09
 Net Assets (000's)..................................  $      76     $    114     $    103            --     $     60
 Number of units outstanding, end of period (000's)..          1            1            1            --            1
 Total Return**......................................     (27.60)%      11.33%        5.86%         3.96%        7.04%
EQ/GAMCO Small Company Value (b)
 MRP 1.00%
 Unit value, end of period...........................  $    8.08     $  11.78     $  10.90            --           --
 Net Assets (000's)..................................  $     601     $    549     $    176            --           --
 Number of units outstanding, end of period (000's)..         74           47           16            --           --
 Total Return**......................................     (31.41)%       8.08%        8.96%           --           --

                                     FSA-94

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


------------------------------------------
Notes to Financial Statements (Continued)
December 31, 2008
------------------------------------------

8. Accumulation Unit Values (Continued)


                                                                         Years Ended December 31,
                                                     ----------------------------------------------------------------
                                                          2008         2007         2006         2005         2004
                                                     ------------- ------------------------ ------------ ------------
EQ/International Core PLUS
 RIA 0.00%
 Unit value, end of period...........................  $   93.51    $ 169.57      $ 147.17      $ 123.42     $ 105.37
 Net Assets (000's)..................................  $       3    $     60      $    277      $    184     $    199
 Number of units outstanding, end of period (000's)..         --           -             2             1            2
 Total Return**......................................     (44.86)%     15.22%        19.24%        17.13%       13.61%
EQ/International Core PLUS
 MRP 1.00%
 Unit value, end of period...........................  $    8.41    $  15.41      $  13.52      $  11.46     $   9.90
 Net Assets (000's)..................................  $   2,296    $  4,492      $  3,525      $  1,834     $    919
 Number of units outstanding, end of period (000's)..        273         291           260           160           92
 Total Return**......................................     (45.42)%    13.98%         17.98%        15.76%       12.23%
EQ/JPMorgan Value Opportunities
 RIA 0.00%
 Unit value, end of period...........................  $   94.61    $ 157.09      $ 159.01      $ 132.10     $ 127.11
 Net Assets (000's)..................................  $      26    $    289      $    399      $    360     $    359
 Number of units outstanding, end of period (000's)..         --           2             3             3            3
 Total Return**......................................     (39.77)%    (1.21)%        20.37%         3.93%       10.88%
EQ/Large Cap Core PLUS
 RIA 0.00%
 Unit value, end of period...........................  $   73.61    $ 117.59      $ 113.19      $ 100.22     $  93.50
 Net Assets (000's)..................................  $      51    $     99      $     89      $     97     $     54
 Number of units outstanding, end of period (000's)..          1           1             1             1            1
 Total Return**......................................     (37.40)%      3.89%        12.94%         7.19%       11.40%
EQ/Large Cap Growth Index
 RIA 0.00%
 Unit value, end of period...........................  $   53.85    $  84.50      $  74.14      $  74.54     $  64.86
 Net Assets (000's)..................................  $      50    $    267      $    273      $    417     $    897
 Number of units outstanding, end of period (000's)..          1          3              4             6           14
 Total Return**......................................     (36.27)%    13.98%        (0.54)%        14.92%        8.44%
EQ/Large Cap Growth PLUS
 RIA 0.00%
 Unit value, end of period...........................  $   91.92    $ 148.82      $ 128.71      $ 119.42     $ 109.53
 Net Assets (000's)..................................  $     244    $    614      $    688      $    703     $  1,570
 Number of units outstanding, end of period (000's)..          3           4             5             6           14
 Total Return**......................................     (38.23)%     15.62%         7.78%         9.03%       12.62%
EQ/Large Cap Growth PLUS
 MRP 1.00%
 Unit value, end of period...........................  $    3.84    $   6.28      $   5.49      $   5.14     $   4.77
 Net Assets (000's)..................................  $   2,100    $  3,206      $  2,458      $  2,233     $  1,737
 Number of units outstanding, end of period (000's)..        547         510           446           434          362
 Total Return**......................................     (38.85)%     14.39%         6.81%         7.78%       11.27%

                                     FSA-95

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


------------------------------------------
Notes to Financial Statements (Continued)
December 31, 2008
------------------------------------------

8. Accumulation Unit Values (Continued)


                                                      Years Ended December 31,         Years Ended December 31,
                                                     -------------------------- --------------------------------------
                                                          2008         2007         2006         2005         2004
                                                     ------------- ------------ ------------ ------------ ------------
EQ/Large Cap Value PLUS
 RIA 0.00%
 Unit value, end of period...........................  $   86.50    $ 151.76      $ 158.83     $ 130.84     $ 124.10
 Net Assets (000's)..................................  $   1,263    $  3,547      $    793     $    843     $ 12,366
 Number of units outstanding, end of period (000's)..         15          23             5            6          100
 Total Return**......................................     (43.00)%    (4.45)%        21.39%        5.43%       13.44%
EQ/Large Cap Value PLUS
 MRP 1.00%
 Unit value, end of period...........................  $    8.09    $  14.42      $  15.27     $  12.72     $  12.20
 Net Assets (000's)..................................  $   5,282    $ 10,304      $ 10,645     $  8,093     $  7,120
 Number of units outstanding, end of period (000's)..        653         714           697          636          584
 Total Return**......................................     (43.90)%    (5.57)%        20.05%        4.24%       12.02%
EQ/Marsico Focus
 RIA 0.00%
 Unit value, end of period...........................  $  112.22    $ 187.95      $ 164.80     $ 150.75     $ 136.17
 Net Assets (000's)..................................  $      87    $    360      $    468     $    676     $    399
 Number of units outstanding, end of period (000's)..          1           2             3            4            3
 Total Return**......................................     (40.29)%     14.05%         9.32%       10.71%       10.51%
EQ/Mid Cap Index
 RIA 0.00%
 Unit value, end of period...........................  $   76.78    $ 151.40      $ 140.14     $ 125.66     $ 118.14
 Net Assets (000's)..................................  $      19    $    129      $    357     $    496     $    657
 Number of units outstanding, end of period (000's)..         --           1             3            4            6
 Total Return**......................................     (49.28)%      8.03%        11.52%        6.37%       16.03%
EQ/Mid Cap Value PLUS
 RIA 0.00%
 Unit value, end of period...........................  $  116.66    $ 193.03      $ 196.16     $ 174.40     $ 156.66
 Net Assets (000's)..................................  $     178    $    325      $    575     $    746     $    758
 Number of units outstanding, end of period (000's)..          2           2             3            4            5
 Total Return**......................................     (39.56)%    (1.60)%        12.48%       11.32%       17.85%
EQ/Mid Cap Value PLUS
 MRP 1.00%
 Unit value, end of period...........................  $    9.20    $  15.39      $  15.80     $  14.20     $  12.90
 Net Assets (000's)..................................  $   5,339    $  9,817      $ 10,479     $ 10,150     $  6,615
 Number of units outstanding, end of period (000's)..        580         638           663          715          513
 Total Return**......................................     (40.22)%    (2.59)%        11.27%       10.06%       16.44%
EQ/Money Market
 RIA 0.05%
 Unit value, end of period...........................  $  174.81    $ 170.86      $ 162.84     $ 155.57     $ 151.28
 Net Assets (000's)..................................  $      96    $  1,063      $  1,295     $    969     $  1,610
 Number of units outstanding, end of period (000's)..          1           6             8            6           11
 Total Return**......................................       2.31%       4.93%         4.67%        2.84%        0.98%

                                     FSA-96

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


------------------------------------------
Notes to Financial Statements (Continued)
December 31, 2008
------------------------------------------

8. Accumulation Unit Values (Continued)


                                                                          Years Ended December 31,
                                                     ------------------------------------------------------------------
                                                          2008          2007         2006         2005         2004
                                                     -------------- ------------------------- ------------ ------------
EQ/PIMCO Real Return (b)
 MRP 1.00%
 Unit value, end of period...........................    $ 10.71     $   11.27    $  10.23           --           --
 Net Assets (000's)..................................    $ 1,274     $     358    $     83           --           --
 Number of units outstanding, end of period (000's)..        119            32           8           --           --
 Total Return**......................................    ( 5.00)%        10.17%       2.30%          --           --
EQ/Quality Bond PLUS
 RIA 0.05%
 Unit value,end of period............................    $208.88     $  223.10    $ 212.99     $ 204.72     $ 200.31
 Net Assets (000's)..................................    $   258     $     460    $    551     $  1,063     $  1,686
 Number of units outstanding, end of period (000's)..          1             2           3            5            8
 Total Return**......................................    ( 6.37)%         4.75%       4.04%        2.20%        3.96%
EQ/Small Company Index
 MRP 1.00%
 Unit value, end of period...........................    $  9.87     $   15.14    $  15.59     $  13.38     $  12.99
 Net Assets (000's)..................................    $ 2,798     $   4,641    $      5     $  3,168     $  2,877
 Number of units outstanding, end of period (000's)..        284           307         312          237          219
 Total Return**......................................    (34.82)%       (2.89)%      16.52%        3.07%       16.15%
EQ/T. Rowe Price Growth Stock (b)
 RIA 0.00%
 Unit value, end of period...........................    $  5.81     $   10.04          --           --           --
 Net Assets (000's)..................................    $     1     $     126          --           --           --
 Number of units outstanding, end of period (000's)..         --            12          --           --           --
 Total Return**......................................    (42.13)%         0.44%         --           --           --
EQ/Van Kampen Emerging Markets Equity
 RIA 0.00%
 Unit value, end of period...........................    $247.64     $  580.61    $ 408.83     $ 298.30     $ 224.66
 Net Assets (000's)..................................    $   229     $   1,357    $    875     $    516     $    383
 Number of units outstanding, end of period (000's)..          1             2           2            2            2
 Total Return**......................................    (57.35)%        42.02%      37.05%       32.78%       23.68%
EQ/Van Kampen Emerging Markets Equity
 MRP 1.00%
 Unit value, end of period...........................    $  6.96     $   16.51    $  11.75           --           --
 Net Assets (000's)..................................    $ 1,171     $   2,495    $    495           --           --
 Number of units outstanding, end of period (000's)..        168           151          42           --           --
 Total Return**......................................    (57.84)%        40.51%      17.50%          --           --
Multimanager High Yield
 RIA, 0.05%
 Unit value, end of period...........................    $170.57     $  222.53    $ 215.33     $ 195.49     $ 189.31
 Net Assets (000's)..................................    $   112     $     235    $    458     $  1,099     $  1,098
 Number of units outstanding, end of period (000's)..          1             1           2            6            6
 Total Return**......................................    (23.35)%         3.34%      10.15%        3.26%        8.89%

                                     FSA-97

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


------------------------------------------
Notes to Financial Statements (Continued)
December 31, 2008
------------------------------------------

8. Accumulation Unit Values (Continued)


                                                                        Years Ended December 31,
                                                     -----------------------------------------------------------------
                                                          2008         2007         2006         2005         2004
                                                     ------------- ------------------------- ------------ ------------
Multimanager High Yield (c)
 MRP, 1.00%
 Unit value, end of period...........................  $    7.72           --           --           --           --
 Net Assets (000's)..................................  $      32           --           --           --           --
 Number of units outstanding, end of period (000's)..          4           --           --           --           --
 Total Return**......................................     (22.79)%         --           --           --           --
Multimanager Small Cap Value
 RIA 0.00%
 Unit value, end of period...........................  $  128.25     $ 206.41     $ 228.94     $ 197.17     $ 188.35
 Net Assets (000's)..................................  $      74     $    239     $    597     $    749     $    844
 Number of units outstanding, end of period (000's)..          1            1            3            4            4
 Total Return**......................................     (37.86)%     (9.84)%       16.11%        4.69%       17.11%
Multimanager Technology
 RIA 0.00%
 Unit value, end of period...........................  $   81.78     $ 154.53     $ 130.71     $ 121.82     $ 109.49
 Net Assets (000's)..................................  $      93     $    228     $    376     $    332     $    420
 Number of units outstanding, end of period (000's)..          1            1            3            3            3
 Total Return**......................................     (47.08)%      18.22%        7.30%       11.26%        9.49%
 MRP, 1.00%
 Unit value, end of period...........................  $    7.76     $  14.82     $  12.67     $  11.94     $  10.85
 Net Assets (000's)..................................  $   1,371     $  2,543     $  2,017     $  1,761     $  1,255
 Number of units outstanding, end of period (000's)..        177          172          157          147          115
 Total Return**......................................     (47.64)%      16.97%        6.11%       10.05%        8.53%
Target 2015 Allocation (a)
 MRP 1.00%
 Unit value, end of period...........................  $    6.98     $  10.15           --           --           --
 Net Assets (000's)..................................  $     788     $    446           --           --           --
 Number of units outstanding, end of period (000's)..        113           44           --           --           --
 Total Return**......................................     (31.22)%       1.55%          --           --           --
Target 2025 Allocation (a)
 MRP 1.00%
 Unit value, end of period...........................  $    6.52     $  10.14           --           --           --
 Net Assets (000's)..................................  $     800     $    122           --           --           --
 Number of units outstanding, end of period (000's)..        123           12           --           --           --
 Total Return**......................................     (35.71)%       1.37%          --           --           --
Target 2035 Allocation (a)
 MRP 1.00%
 Unit value, end of period...........................  $    6.20     $  10.12           --           --           --
 Net Assets (000's)..................................  $      95     $     64           --           --           --
 Number of units outstanding, end of period (000's)..         15            6           --           --           --
 Total Return**......................................     (38.74)%       1.22%          --           --           --

                                     FSA-98

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


------------------------------------------
Notes to Financial Statements (Continued)
December 31, 2008
------------------------------------------

8. Accumulation Unit Values (Concluded)


                                                                Years Ended December 31,
                                                      ---------------------------------------------
                                                           2008         2007     2006   2005   2004
                                                      ------------- ----------- ------ ------ -----
Target 2045 Allocation (a)
 MRP 1.00%
 Unit value, end of period...........................   $   5.87      $ 10.11     --     --     --
 Net Assets (000's)..................................   $     72     $     17     --     --     --
 Number of units outstanding, end of period (000's)..         12            2     --     --     --
 Total Return**......................................     (41.94)%       1.07%    --     --     --

(a)  Units were made available for sale on May 1, 2007
(b)  Units were made available for sale on July 1, 2007
(c)  Units were made available for sale on May 1, 2008

(*) Expenses as a percentage of Average Net Assets (0.05%, 0.25%, 0.50% 1.53% and 1.68% annualized) for each period indicated charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded.
(**) These amounts represent the total return for the periods indicated, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.

                                     FSA-99

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


------------------------------------------
Notes to Financial Statements (Continued)
December 31, 2008
------------------------------------------

9. Investment Income Ratios

Shown below is the Investment Income Ratios throughout the periods indicated for Separate Accounts 13, 10, 4 and 3. The investment income ratio is calculated by taking the gross investment income earned divided by the average net assets of a fund during the periods indicated.

                                               Year Ended December 31,
                                ------------------------------------------------------
                                  2008        2007       2006       2005       2004
                                ---------- ---------- ---------- ---------- ----------
Separate Account No. 13........   4.92%      5.08%      4.92%      4.10%      3.81%
Separate Account No. 10........   4.01       3.40       3.03       2.57       2.19
Separate Account No. 4.........   0.75       0.68       0.69       0.46       0.46
Separate Account No. 3.........   0.20       0.22       0.40       0.11       0.14

Shown below is the Investment Income Ratios throughout the periods indicated for Separate Account No. 66. These amounts represent the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.


                                                 2008       2007       2006       2005       2004
                                              ---------- ---------- ---------- ---------- ----------
AXA Aggressive Allocation....................    1.93%      7.27%       --         --         --
AXA Conservative Allocation..................    6.79%     30.47%       --         --         --
AXA Conservative-Plus Allocation.............    1.38%      1.52%       --         --         --
AXA Moderate Allocation......................    6.16%      6.75%       --         --         --
AXA Moderate-Plus Allocation.................   11.06%     21.82%       --         --         --
EQ/AllianceBernstein Intermediate
 Government Securities.......................    3.17%      4.61%     4.02%      1.55%      3.13%
EQ/AllianceBernstein International...........    2.79%      1.48%     1.72%      1.75%      2.11%
EQ/AllianceBernstein Small Cap Growth........    0.01%        --        --         --         --
EQ/BlackRock Basic Value Equity..............    1.12%      1.08%     2.69%      0.95%      2.04%
EQ/BlackRock International Value.............    1.02%      1.30%     2.42%      1.92%      1.44%
EQ/Calvert Socially Responsible..............    0.32%      0.23%       --         --         --
EQ/Capital Guardian Growth...................    0.18%        --      0.14%      0.22%      0.50%
EQ/Capital Guardian Research.................    0.93%      1.07%     0.57%      0.55%      0.63%
EQ/Equity 500 Index..........................    1.74%      1.36%     1.64%      1.32%      1.69%
EQ/Evergreen Omega...........................    0.55%        --      4.52%      0.05%      0.29%
EQ/GAMCO Small Company Value.................    0.68%      0.56%     2.28%        --         --
EQ/International Core PLUS...................    1.41%      0.42%     1.53%      1.69%      1.55%
EQ/JPMorgan Value Opportunities..............    0.41%      1.23%     4.29%      1.52%      1.32%
EQ/Large Cap Core PLUS.......................    0.33%      1.28%     0.87%      0.61%      0.59%
EQ/Large Cap Growth Index....................    0.08%        --        --         --         --
EQ/Large Cap Growth PLUS.....................    0.12%      0.37%       --         --         --
EQ/Large Cap Value PLUS......................    2.83%      1.59%     1.64%      0.78%      1.39%
EQ/Marsico Focus.............................    0.45%      0.19%     0.73%        --         --
EQ/Mid Cap Index.............................    0.56%        --      2.75%      7.85%      2.28%
EQ/Mid Cap Value PLUS........................    1.47%      0.98%     0.30%      5.10%      2.61%
EQ/Money Market..............................    2.81%      4.89%     3.80%      2.93%      0.84%
EQ/PIMCO Real Return.........................    3.23%      3.14%     8.98%        --         --
EQ/Quality Bond PLUS.........................    3.79%      4.87%     3.24%      3.29%      3.43%
EQ/Small Company Index.......................    0.84%      1.30%     1.39%      1.15%      2.58%
EQ/T ROWE Price Growth Stock.................      --       0.07%       --         --         --
EQ/Van Kampen Emerging Markets Equity........    0.13%        --      0.60%      0.51%      0.60%

                                     FSA-100

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


------------------------------------------
Notes to Financial Statements (Continued)
December 31, 2008
------------------------------------------

9. Investment Income Ratios (Concluded)


                                        2008       2007       2006       2005       2004
                                     ---------- ---------- ---------- ---------- ----------
Multimanager High Yield.............    8.15%       4.53%     5.95%      7.88%      6.25%
Multimanager Small Cap Value........    0.17%       0.22%     4.67%      3.93%      5.70%
Target 2015 Allocation..............    4.76%       8.76%       --         --         --
Target 2025 Allocation..............    4.98%       6.87%       --         --         --
Target 2035 Allocation..............    4.24%      11.67%       --         --         --
Target 2045 Allocation..............    4.23%       9.66%       --         --         --


                                    FSA-101

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                      AXA EQUITABLE LIFE INSURANCE COMPANY



 Report of Independent Registered Public Accounting Firm..................  F-1


 Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2008 and 2007................  F-2
   Consolidated Statements of Earnings, Years Ended December 31, 2008,
     2007 and 2006........................................................  F-3
   Consolidated Statements of Shareholder's Equity and Comprehensive
     Income, Years Ended December 31, 2008, 2007 and 2006.................  F-4
   Consolidated Statements of Cash Flows, Years Ended December 31, 2008,
     2007 and 2006........................................................  F-5
   Notes to Consolidated Financial Statements.............................  F-7

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("AXA Equitable") at December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2008 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Consolidated Financial Statements, AXA Equitable adopted a framework for measuring fair value on January 1, 2008. Also, AXA Equitable changed its method of accounting for uncertainty in income taxes on January 1, 2007 and for defined benefit pension and other postretirement plans on December 31, 2006.



/s/ PricewaterhouseCoopers LLP
New York, New York

March 13, 2009

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2008 AND 2007


                                                                                   2008                 2007
                                                                              -----------------    -----------------
                                                                                         (IN MILLIONS)
ASSETS
Investments:
   Fixed maturities available for sale, at estimated fair value.............  $     23,831.0       $     27,159.5
   Mortgage loans on real estate............................................         3,673.9              3,730.6
   Equity real estate, held for the production of income....................           370.3                381.7
   Policy loans.............................................................         3,700.3              3,938.8
   Other equity investments.................................................         1,646.8              1,820.3
   Trading securities......................................................            322.7                573.3
   Other invested assets....................................................         1,501.4              1,000.9
                                                                              -----------------    -----------------
     Total investments......................................................        35,046.4             38,605.1
Cash and cash equivalents...................................................         2,403.9              1,173.2
Cash and securities segregated, at estimated fair value.....................         2,572.6              2,370.0
Broker-dealer related receivables...........................................         1,020.4              1,623.5
Deferred policy acquisition costs...........................................         7,482.0              9,019.3
Goodwill and other intangible assets, net...................................         3,702.4              3,724.6
Amounts due from reinsurers.................................................         2,897.2              2,890.6
Loans to affiliates.........................................................           588.3                638.3
Other assets................................................................        12,926.0              3,341.8
Separate Accounts' assets...................................................        67,627.0             96,539.6
                                                                              -----------------    -----------------

TOTAL ASSETS................................................................  $    136,266.2       $    159,926.0
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................  $     24,742.5       $     25,168.2
Future policy benefits and other policyholders liabilities..................        17,733.1             14,304.7
Broker-dealer related payables..............................................           485.5                595.1
Customers related payables..................................................         2,753.1              2,722.2
Amounts due to reinsurers...................................................            64.2              1,119.5
Short-term and long-term debt...............................................           484.6                982.0
Loans from affiliates.......................................................         1,325.0                325.0
Income taxes payable........................................................         3,813.2              3,398.9
Other liabilities...........................................................         2,842.5              1,963.2
Separate Accounts' liabilities..............................................        67,627.0             96,539.6
Minority interest in equity of consolidated subsidiaries....................         2,896.9              2,478.9
Minority interest subject to redemption rights..............................           135.0                142.7
                                                                              -----------------    -----------------
     Total liabilities......................................................       124,902.6            149,740.0
                                                                              -----------------    -----------------

Commitments and contingent liabilities (Notes 2, 7, 10, 11, 12, 13, 18 and 19)

SHAREHOLDER'S EQUITY

Common stock, $1.25 par value, 2.0 million shares authorized,
   issued and outstanding...................................................             2.5                  2.5
Capital in excess of par value..............................................         5,184.1              5,265.4
Retained earnings...........................................................         8,412.6              5,186.0
Accumulated other comprehensive loss........................................        (2,235.6)              (267.9)
                                                                              -----------------    -----------------
     Total shareholder's equity.............................................        11,363.6             10,186.0
                                                                              -----------------    -----------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................  $    136,266.2       $    159,926.0
                                                                              =================    =================


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006


                                                                      2008               2007               2006
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)
REVENUES
Universal life and investment-type product
  policy fee income...........................................   $    2,951.7       $     2,741.7      $     2,252.7
Premiums......................................................          758.6               804.9              817.8
Net investment income.........................................        9,093.7             2,688.4            2,389.2
Investment (losses) gains, net................................         (338.5)               (7.2)              46.9
Commissions, fees and other income............................        6,115.8             5,180.6            4,373.0
                                                                -----------------  -----------------  -----------------
      Total revenues..........................................       18,581.3            11,408.4            9,879.6
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.......................................        4,702.6             1,998.5            1,960.5
Interest credited to policyholders' account balances..........        1,065.3             1,065.2            1,082.5
Compensation and benefits.....................................        1,989.1             2,453.2            2,090.4
Commissions...................................................        1,437.1             1,744.2            1,394.4
Distribution plan payments....................................          274.4               335.1              292.9
Amortization of deferred sales commissions....................           79.1                95.5              100.4
Interest expense..............................................           58.5                72.0               70.4
Amortization of deferred policy acquisition costs.............        3,484.7             1,099.2              689.3
Capitalization of deferred policy acquisition costs...........       (1,394.1)           (1,719.3)          (1,363.4)
Rent expense..................................................          246.6               224.3              204.1
Amortization of other intangible assets.......................           23.7                23.2               23.6
Other operating costs and expenses............................        1,196.0             1,317.9            1,254.2
                                                                -----------------  -----------------  -----------------
      Total benefits and other deductions.....................       13,163.0             8,709.0            7,799.3
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations before
  income taxes and minority interest..........................        5,418.3             2,699.4            2,080.3
Income taxes..................................................       (1,701.9)             (759.8)            (424.5)
Minority interest in net income of consolidated subsidiaries..         (470.0)             (702.9)            (608.3)
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations...........................        3,246.4             1,236.7            1,047.5
(Losses) earnings from discontinued operations,
   net of income taxes........................................          (26.1)               (5.9)              31.2
Gains (losses) on disposal of discontinued operations,
   net of income taxes........................................            6.3                 2.8               (1.9)
                                                                -----------------  -----------------  -----------------
NET EARNINGS..................................................   $    3,226.6       $     1,233.6      $     1,076.8
                                                                =================  =================  =================


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
    CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                                                         2008               2007               2006
                                                                   -----------------   ----------------   ----------------
                                                                                       (IN MILLIONS)
SHAREHOLDER'S EQUITY

Common stock, at par value, beginning and end of year.............  $         2.5       $        2.5       $        2.5
                                                                   -----------------   ----------------   ----------------

Capital in excess of par value, beginning of year.................        5,265.4            5,139.6            4,976.3
Changes in capital in excess of par value.........................          (81.3)             125.8              163.3
                                                                   -----------------   ----------------   ----------------
Capital in excess of par value, end of year.......................        5,184.1            5,265.4            5,139.6
                                                                   -----------------   ----------------   ----------------

Retained earnings, beginning of year..............................        5,186.0            4,507.6            4,030.8
Cumulative effect adjustment to adopt FIN 48......................            -                 44.8                -
                                                                   -----------------   ----------------   ----------------
Retained earnings, beginning of year as adjusted..................        5,186.0            4,552.4            4,030.8
Net earnings......................................................        3,226.6            1,233.6            1,076.8
Dividends on common stock.........................................            -               (600.0)            (600.0)
                                                                   -----------------   ----------------   ----------------
Retained earnings, end of year....................................        8,412.6            5,186.0            4,507.6
                                                                   -----------------   ----------------   ----------------

Accumulated other comprehensive (loss) income,
   beginning of year..............................................         (267.9)            (167.3)             432.3
Other comprehensive loss .........................................       (1,967.7)            (100.6)            (150.1)
Adjustment to initially apply SFAS No.158, net of income taxes ...            -                  -               (449.5)
                                                                   -----------------   ----------------   ----------------
Accumulated other comprehensive loss, end of year.................       (2,235.6)            (267.9)            (167.3)
                                                                   -----------------   ----------------   ----------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR...........................  $    11,363.6       $   10,186.0       $    9,482.4
                                                                   =================   ================   ================


                                                                         2008               2007               2006
                                                                   -----------------   ----------------   ----------------
                                                                                       (IN MILLIONS)
COMPREHENSIVE INCOME

Net earnings....................................................    $      3,226.6      $    1,233.6       $    1,076.8
                                                                   -----------------   ----------------   ----------------
Change in unrealized losses, net of
   reclassification adjustment..................................          (1,374.4)           (178.6)            (150.1)
Defined benefit plans:
   Net (loss) gain arising during year..........................            (620.4)             38.8                -
   Prior service cost arising during year.......................               -                 1.7                -
   Less: reclassification adjustment for:
     Amortization of net losses included in net periodic cost...              30.8              41.2                -
     Amortization of net prior service credit
       included in net periodic cost............................              (3.7)             (3.6)               -
     Amortization of net transition asset.......................               -                 (.1)               -
                                                                   -----------------   ----------------   ----------------
     Other comprehensive income - defined benefit plans.........            (593.3)             78.0                -
                                                                   -----------------   ----------------   ----------------

Other comprehensive loss........................................          (1,967.7)           (100.6)            (150.1)
                                                                   -----------------   ----------------   ----------------

COMPREHENSIVE INCOME............................................    $      1,258.9      $    1,133.0       $      926.7
                                                                   =================   ================   ================


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                                                       2008                2007               2006
                                                                 -----------------   -----------------  -----------------
                                                                                      (IN MILLIONS)
Net earnings..................................................    $     3,226.6       $    1,233.6       $     1,076.8
Adjustments to reconcile net earnings to net cash provided
  by operating activities:
  Interest credited to policyholders' account balances........          1,065.3            1,065.2             1,082.5
  Universal life and investment-type product
     policy fee income........................................         (2,951.7)          (2,741.7)           (2,252.7)
  Net change in broker-dealer and customer related
     receivables/payables.....................................            618.9               98.5               117.2
  Net investment income related to derivative instruments.....         (7,302.1)             (86.6)              302.4
  Change in reinsurance recoverable with affiliate............         (6,351.5)               -                   -
  Investment losses (gains), net..............................            338.5                7.2               (46.9)
  Change in segregated cash and securities, net...............           (202.6)            (360.3)             (245.0)
  Change in deferred policy acquisition costs.................          2,090.6             (620.1)             (674.1)
  Change in future policy benefits............................          2,398.0               95.4                52.7
  Change in income taxes payable..............................          1,135.0              532.9               425.9
  Minority interest in net income of consolidated subsidiaries            470.0              686.3               599.9
  Change in fair value of guaranteed minimum income
     benefit reinsurance contracts............................         (1,566.8)              (6.9)               14.8
  Amortization of deferred sales commissions..................             79.1               95.5               100.4
  Other depreciation and amortization.........................            140.4              133.8               144.9
  Amortization of other intangible assets, net................             23.7               23.2                23.6
  (Gains) losses on disposal of discontinued operations.......             (6.3)              (2.8)                1.9
  Change in accounts payable and accrued expenses.............           (187.7)             102.6                85.5
  Other, net..................................................             75.3               81.6                61.1
                                                                 -----------------   -----------------  -----------------

Net cash (used in) provided by operating activities...........         (6,907.3)             337.4               870.9
                                                                 -----------------   -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments of fixed maturities
     and mortgage loans.......................................          1,727.5            2,143.1             2,962.2
  Sales of investments........................................            796.2            2,356.5             1,536.9
  Sale of AXA Equitable Life and Annuity......................             60.8                -                   -
  Purchases of investments....................................         (2,106.8)          (3,525.3)           (4,262.3)
  Cash settlements related to derivative instruments..........          5,337.0              (98.3)                -
  Change in short-term investments............................             29.3              107.0                65.6
  Decrease in loans to affiliates.............................              -                400.0                 -
  Increase in loans to affiliates.............................              -               (650.0)                -
  Change in capitalized software, leasehold improvements
     and EDP equipment .......................................           (163.1)            (205.0)             (146.1)
  Other, net..................................................            155.9              (91.2)             (390.4)
                                                                 -----------------   -----------------  -----------------

Net cash provided by (used in) investing activities...........          5,836.8              436.8              (234.1)
                                                                 -----------------   -----------------  -----------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
                                    CONTINUED

                                                                      2008               2007               2006
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)
Cash flows from financing activities:
  Policyholders' account balances:
    Deposits..................................................   $    4,384.5       $     4,102.1      $     3,865.2
    Withdrawals from and transfers to Separate Accounts.......       (2,602.8)           (3,831.7)          (3,569.1)
  Change in short-term financings.............................         (497.8)              199.0              327.7
  Repayments of long-term debt ...............................            -                   -               (400.0)
  Increase in collateralized pledged liabilities..............          568.7                 -                  -
  Proceeds from loans from affiliates.........................        1,000.0                 -                  -
  Shareholder dividends paid..................................            -                (600.0)            (600.0)
  Other, net..................................................         (551.4)             (592.6)            (206.5)
                                                                -----------------  -----------------  -----------------

Net cash provided by (used in) financing activities...........        2,301.2              (723.2)            (582.7)
                                                                -----------------  -----------------  -----------------

Change in cash and cash equivalents...........................        1,230.7                51.0               54.1
Cash and cash equivalents, beginning of year..................        1,173.2             1,122.2            1,068.1
                                                                -----------------  -----------------  -----------------

Cash and Cash Equivalents, End of Year........................   $    2,403.9       $     1,173.2      $     1,122.2
                                                                =================  =================  =================

Supplemental cash flow information:

  Interest Paid...............................................   $       34.4       $        52.6      $        59.9
                                                                =================  =================  =================
  Income Taxes Paid (Refunded)................................   $      257.3       $       178.1      $       (40.8)
                                                                =================  =================  =================







                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1)      ORGANIZATION

        AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is a wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

        The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

        Insurance
        ---------

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, variable and fixed-interest annuity products, mutual funds and other investment products and asset management principally to individuals and small and medium size businesses and professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Company's insurance business is conducted principally by AXA Equitable and, until August 1, 2008, its wholly owned life insurance subsidiary, AXA Equitable Life and Annuity Company ("AXA Life"), formerly AXA Life and Annuity Company. On August 1, 2008 AXA Equitable sold AXA Life to AXA Equitable Financial Services, LLC, a wholly-owned subsidiary of AXA Financial, for $60.8 million in cash, which approximated AXA Equitable's investment in AXA Life.

        Investment Management
        ---------------------

        The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. Its principal services include: (a) institutional investment services, servicing institutional clients including unaffiliated corporate and public employee pension funds, endowment funds, domestic and foreign institutions and governments, by means of separately managed accounts, sub-advisory relationships, structured products, collective investments trusts, mutual funds and other investment vehicles, (b) retail services, servicing individual clients, primarily by means of retail mutual funds sponsored by AllianceBernstein or an affiliated company, sub-advisory relationships in respect of mutual funds sponsored by third parties, separately managed account programs sponsored by financial intermediaries worldwide, and other investment vehicles, (c) private client services, including high-net-worth individuals, trusts and estates, charitable foundations, partnerships, private and family corporations and other entities, by means of separately managed accounts, hedge funds, mutual funds, and other investment vehicles, and
        (d) institutional research services by means of independent, fundamental research, portfolio strategy and brokerage-related services. Principal subsidiaries of AllianceBernstein include: SCB Inc., formerly known as Sanford C. Bernstein, Inc. ("Bernstein"), Sanford C. Bernstein & Co. LLC ("SCB LLC"), Sanford C. Bernstein Limited ("SCBL") and SCB Partners, Inc. ("SCB Partners"). This segment includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

        AllianceBernstein is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AllianceBernstein is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AllianceBernstein are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

        In October 2000, AllianceBernstein acquired substantially all of the assets and liabilities of SCB Inc (the "Bernstein Acquisition"). Following a two-year lockout period that ended October 2002, the former Bernstein shareholders were permitted to exercise the right to sell private units in AllianceBernstein L.P. (the "AllianceBernstein Units") that were acquired in the Bernstein Acquisition to AXA Financial or an affiliated company (the "AB Put"). In February 2007, AXA Financial purchased a tranche of 8.16 million AllianceBernstein Units pursuant to an exercise of the AB Put at a purchase price of approximately $745.7 million and recorded additional goodwill of $392.8 million and other intangible assets of $209.5 million. After this purchase, AXA Financial Group's beneficial ownership in AllianceBernstein increased by approximately 3.0% to 63.3%. Through December 31, 2008, the Company acquired 32.7 million AllianceBernstein Units pursuant to the AB Put at the aggregate market price of $1,631.1 million and recorded additional goodwill of $733.8 million and other intangible assets of $251.7 million. At December 31, 2008 and 2007, the Company's consolidated economic interest in AllianceBernstein was 37.4% and 45.5%, respectively. At December 31, 2008 and 2007, AXA Financial Group's beneficial ownership in AllianceBernstein was approximately 62.4% and 63.2%, respectively. Minority interest subject to redemption rights on the consolidated balance sheets represents the remaining private AllianceBernstein Units still held by former Bernstein shareholders. On January 6, 2009, AXA America Holdings Inc. ("AXA America"), an indirect wholly owned subsidiary of AXA, purchased the remaining 8.16 million AllianceBernstein Units from SCB Partners at a price of $18.349 per Unit pursuant to the final installment of the AB Put.

2)      SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation
        -----------------------------------------------------

        The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

        The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

        At December 31, 2008 and 2007, respectively, the Insurance Group's General Account held $1.8 million and $5.7 million of investment assets issued by VIEs and determined to be significant variable interests under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") 46(R), "Consolidation of Variable Interest Entities - Revised". At December 31, 2008 and 2007, respectively, as reported in the consolidated balance sheet, these investments included $0.8 million and $4.7 million of fixed maturities (collateralized debt and loan obligations) and $1.0 million and $1.0 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2008 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

        Management of AllianceBernstein reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that AllianceBernstein is required to consolidate under FIN 46(R). These include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

        AllianceBernstein earned investment management fees on client AUM of these entities but derived no other benefit from those assets and cannot utilize those assets in its operations.

        At December 31, 2008, AllianceBernstein had significant variable interests in certain other structured products and hedge funds with approximately $61.0 million in client assets under management. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary of the expected losses or expected residual returns of these entities. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments of $0.1 million in and prospective investment management fees earned from these entities.

        All significant intercompany transactions and balances have been eliminated in consolidation. The years "2008," "2007" and "2006" refer to the years ended December 31, 2008, 2007 and 2006, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

        Accounting Changes
        ------------------

        On January 12, 2009, the FASB issued FASB Staff Position ("FSP") Emerging Issues Task Force ("EITF") 99-20-1, "Amendments to the Impairment Guidance of EITF Issue No. 99-20", amending EITF Issue No. 99-20, "Recognition of Interest Income and Impairment of Purchased Beneficial Interests and Beneficial Interests That Continue to be Held by a Transferor in Securitized Financial Assets". The FSP broadens the other-than-temporary impairment assessment for interests in securitized financial assets within the scope of EITF 99-20 to conform to the model applicable to all other debt securities by permitting reasonable management judgment of the probability to collect all projected cash flows. FSP EITF 99-20-1 is effective prospectively for interim and annual reporting periods ending after December 15, 2008 and application to prior periods is not permitted. At December 31, 2008, debt securities with amortized cost and fair values of approximately $1,616.8 million and $1,156.3 million comprised the population subject to this amendment. Adoption of the FSP did not have an impact on the Company's consolidated results of operations or financial position.

        Effective January 1, 2008, Statement of Financial Accounting Standards ("SFAS") No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities including an amendment of FASB Statement No. 115," permits entities to choose to measure many financial instruments and certain other items at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. Management has elected not to adopt the fair value option as permitted by SFAS No. 159.

        Effective January 1, 2008, the Company adopted SFAS No. 157, "Fair Value Measurements". SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair value measurements that are already required or permitted by other accounting standards, except for measurements of share-based payments and measurements that are similar to, but not intended to be, fair value. Fair value is defined under SFAS No. 157 as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company's adoption of SFAS No. 157 at January 1, 2008 required only a remeasurement of the fair value of the Guaranteed Minimum Income Benefit ("GMIB") reinsurance asset, resulting in an increase in net income of $68.8 million, related to an increase in the fair value of the GMIB reinsurance asset of $210.6 million, offset by increased DAC amortization of $104.7 million and increased Federal income taxes of $37.1 million. The increase in the GMIB reinsurance asset's fair value under SFAS No. 157 was due primarily to updates to the capital markets assumptions and risk margins, reflective of market participant assumptions required by the exit value model of SFAS No. 157.

        On February 12, 2008, the FASB issued FSP SFAS No. 157-2, which deferred the effective date of SFAS No. 157 for one year for all non-financial assets and non-financial liabilities, including goodwill and other intangible assets, except for those items that are recognized or disclosed at fair value on a recurring basis (at least annually). This deferral delays until December 31, 2009 the application of SFAS No. 157 to the Company's annual impairment testing of goodwill and other intangible assets but would require adoption in an earlier interim period in 2009 if circumstances would be indicative of an impairment event. Management does not anticipate adoption of this FSP to have significant impact on the methodologies used to measure fair value for these impairment assessments.

        On October 10, 2008, the FASB issued FSP SFAS No. 157-3, "Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active," which clarifies the application of SFAS No. 157 in a market that is not active and provides an example to illustrate key considerations in determining the fair value of a financial asset when the market for that financial asset is not active. FSP SFAS No. 157-3 was effective upon issuance, including prior periods for which financial statements have not been issued. Significant liquidity constraints that emerged in fourth quarter 2008 in the market for commercial mortgage-backed securities ("CMBS") resulted in the Company's adoption of this clarification for purpose of measuring the fair value of its CMBS portfolio at December 31, 2008. As a result, management concluded that an adjusted discounted cash flow methodology that maximizes the use of relevant observable inputs would produce a more representative measure of the fair value of CMBS at December 31, 2008 as compared to matrix pricing and broker quotes used at prior measurement dates and that now would require significant adjustments. The determination of fair value also considered the very limited, yet observable, CMBS transactions that occurred in fourth quarter 2008. At December 31, 2008, the fair value of the Company's CMBS portfolio was $1,674.7 million.

        Effective January 1, 2008, the Company adopted SFAS No. 141(R), "Business Combinations (revised 2007)" to be applied prospectively for all future acquisitions. While retaining the requirement of SFAS No. 141, "Business Combinations," to use purchase accounting for all business combinations, SFAS No. 141(R)'s new rules include the following:
           o The acquirer will recognize 100% of the fair values of acquired assets and assumed liabilities (with few exceptions) upon initially obtaining control even if it has not acquired 100% of the target company,
           o Contingent considerations will be included in the purchase price consideration on a fair value basis while transaction costs will be expensed as incurred, and
           o The requirements in SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities," must be met at the acquisition date in order to accrue for a restructuring plan.

        In June 2007, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 07-1, "Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies". The SOP provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The SOP addresses whether the specialized industry accounting principles of the Guide should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity. SOP 07-1 was to have been effective for fiscal years beginning after December 15, 2007. On February 12, 2008, the FASB issued FSP SOP 07-1-1 that indefinitely delays the effective date of SOP 07-1. The delay is intended to allow the FASB time to consider a number of significant issues relating to the implementation of SOP 07-1.

        Effective January 1, 2007, and as more fully described in Note 15 herein, the Company adopted FIN 48, "Accounting for Uncertainty in Income Taxes," an interpretation that clarifies the recognition criteria and measurement of the economic benefits associated with tax positions taken or expected to be taken in a tax return. Under FIN 48, a tax benefit is recognized only if it is "more likely than not" to be sustained based on the technical merits of the position, assuming examination by the taxing authority, and is required to be measured at the largest amount of tax benefit that is more than 50% likely of being realized upon ultimate settlement, taking into consideration the amounts and probabilities of potential settlement outcomes. FIN 48 also addresses subsequent derecognition of tax positions, changes in the measurement of recognized tax positions, accrual and classification of interest and penalties, and accounting in interim periods. In addition, annual disclosures with respect to income taxes have been expanded by FIN 48 and require inclusion of a tabular reconciliation of the total amounts of unrecognized tax benefits at the beginning and end of the reporting period. As a result of adopting FIN 48, the Company recognized a $44.8 million cumulative-effect adjustment that increased January 1, 2007 retained earnings reflecting a decrease in the amount of unrecognized tax benefits.

        On January 1, 2007, the Company adopted the AICPA's SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts". The SOP requires identification of transactions that result in a substantial change in an insurance contract.

        Transactions subject to review include internal contract exchanges, contract modifications via amendment, rider or endorsement and elections of benefits, features or rights contained within the contract. If determined that a substantial change has occurred, the related deferred policy acquisition costs ("DAC") and other related balances must be written off. The adoption of SOP 05-1 did not have a material impact on the Company's consolidated results of operations or financial position.

        On December 31, 2006, the Company implemented SFAS No. 158, "Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans," requiring employers to recognize the over or underfunded status of such benefit plans as an asset or liability in the balance sheet for reporting periods ending after December 15, 2006 and to recognize subsequent changes in that funded status as a component of other comprehensive income. The funded status of a plan is measured as the difference between plan assets at fair value and the projected benefit obligation for pension plans or the benefit obligation for any other postretirement plan. SFAS No. 158 did not change the determination of net periodic benefit cost or its presentation in the statement of earnings. However, its requirements represent a significant change to previous accounting guidance that generally delayed recognition of certain changes in plan assets and benefit obligations in the balance sheet and only required disclosure of the complete funded status of the plans in the notes to the financial statements.

        As required by SFAS No. 158, the $449.5 million impact of initial adoption, net of income tax and minority interest, was reported as an adjustment to the December 31, 2006 balance of accumulated other comprehensive income in the accompanying consolidated financial statements. The consequent recognition of the funded status of its defined benefit pension and other postretirement plans at December 31, 2006 reduced total assets by approximately $684.2 million principally due to the $684.2 million reduction of prepaid pension cost, and decreased total liabilities by approximately $234.7 million. The change in liabilities resulted principally from the $242.7 million decrease in income taxes payable partially offset by an increase of $12.0 million in benefit plan liabilities.

        SFAS No. 158 imposes an additional requirement, effective for fiscal years ending after December 15, 2008, to measure plan assets and benefit obligations as of the date of the employer's year-end balance sheet, thereby eliminating the option to elect an earlier measurement date alternative of not more than three months prior to that date, if used consistently each year. This provision of SFAS No. 158 had no impact on the Company as it already uses a December 31 measurement date for all of its plan assets and benefits obligations.

        On January 1, 2006, the Company adopted SFAS No. 123(R), "Share-Based Payment," which requires the cost of all share-based payments to employees to be recognized in the financial statements based on their fair values, resulting in compensation expense for certain types of the Company's equity-classified award programs for which no cost previously would have been charged to net earnings in accordance with Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," most notably for employee options to purchase AXA American Depository Receipts ("ADRs") and AXA ordinary shares and for employee stock purchase plans. As a result of adopting SFAS No. 123(R) on January 1, 2006, consolidated earnings from continuing operations before income taxes and minority interest for 2006 was $81.8 million lower and consolidated net earnings for 2006 was $52.5 million lower than if these plans had continued to be accounted for under APB No. 25.

        The Company used the "modified prospective method," applying the measurement, recognition, and attribution requirements of SFAS No. 123(R) to stock-based compensation awards granted, modified, repurchased or cancelled on or after January 1, 2006. Beginning in first quarter 2006, costs associated with unvested portions of outstanding employee stock option awards at January 1, 2006 were recognized in the consolidated statement of earnings over the awards' remaining future service-vesting periods. Liability-classified awards outstanding at January 1, 2006, such as performance units and stock appreciation rights, were remeasured to fair value. The remeasurement resulted in no adjustment to their intrinsic value basis, including the cumulative effect of differences between actual and expected forfeitures, primarily due to the de minimis time remaining to expected settlement of these awards.

        The Company also elected the "short-cut" transition alternative for approximating the historical pool of windfall tax benefits available in shareholder's equity at January 1, 2006 as provided by the FASB in FSP FAS No. 123(R)-3, "Transition Election Related to Accounting For the Tax Effects of Share-Based Payment Awards". This historical pool represents the cumulative tax benefits of tax deductions for employee share-based payments in excess of compensation costs recognized under U.S. GAAP. In the event that a shortfall of tax benefits occurs during a reporting period (i.e., tax deductions are less than the related cumulative compensation expense), the historical pool will be reduced by the amount of the shortfall. If the shortfall exceeds the amount of the historical pool, there will be a negative impact on the results of operations. In 2008, 2007 and 2006, additional windfall tax benefits resulted from employee exercises of stock option awards.

        New Accounting Pronouncements
        -----------------------------

        On December 30, 2008, the FASB issued FSP FAS 132(R)-1, "Disclosures about Employers' Postretirement Benefit Plan Assets". The FSP amended FAS. 132(R), "Disclosure about Plan Assets," to require additional disclosures about assets held in an employer's defined benefit pension or other postretirement plans, including disclosures about fair value measures similar to those of SFAS No. 157. The FSP is effective prospectively for fiscal years ending after December 15, 2009.

        On March 19, 2008, the FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133," which requires enhanced disclosures of an entity's objectives and strategies for using derivatives, including tabular presentation of fair value amounts, gains and losses, and related hedged items, with appropriate cross-referencing to the financial statements. SFAS No. 161 is effective for interim and annual reporting periods beginning January 1, 2009.

        On December 4, 2007, the FASB issued SFAS No. 160, "Noncontrolling Interests in Consolidated Financial Statements, an amendment of ARB No. 51". SFAS No. 160 will:
            o Recharacterize minority interests, currently classified within liabilities, as noncontrolling interests to be reported as a component of consolidated equity on the balance sheet,
            o Include total income in net income, with separate disclosure on the face of the consolidated income statement of the attribution of income between controlling and noncontrolling interests, and
            o Account for increases and decreases in noncontrolling interests as equity transactions with any difference between proceeds of a purchase or issuance of noncontrolling interests being accounted for as a change to the controlling entity's equity instead of as current period gains/losses in the consolidated income statement. Only when the controlling entity loses control and deconsolidates a subsidiary will a gain or loss be recognized.

        SFAS No. 160 is effective prospectively for fiscal years beginning on or after December 15, 2008 except for its specific transition provisions for retroactive adoption of the balance sheet and income statement presentation and disclosure requirements for existing minority interests. Management currently is assessing the impacts of adoption, including adjustments that will be required in the consolidated financial statements to conform the presentations of minority interest in the equity and net income of AllianceBernstein and the recognition of changes in the Company's ownership interest. In 2009, the Emerging Issues Task Force will consider a topic entitled "Consideration of an Insurer's Accounting for Majority Owned Investments When the Ownership Is Through a Separate Account". This issue will consider the treatment of Separate Account arrangements that involve ownership by the Separate Account of more than 50% of its mutual fund shares.

        Closed Block
        ------------

        As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

        The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

        If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

        Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

        Investments
        -----------

        The carrying values of fixed maturities identified as available for sale are reported at fair value. Changes in fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary. The redeemable preferred stock investments reported in fixed maturities include real estate investment trusts ("REIT") perpetual preferred stock, other perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment (losses) gains, net.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

        Valuation allowances are netted against the asset categories to which they apply.

        Policy loans are stated at unpaid principal balances.

        Partnerships, investment companies and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under FIN 46(R) are consolidated; those in which the Company does not have control and a majority economic interest and those that do not meet FIN 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate. The Company records its interests in certain of these partnerships on a one quarter lag.

        Equity securities, which include common stock and non-redeemable preferred stock classified as available for sale securities, are carried at fair value and are included in other equity investments with unrealized gains and losses reported as a separate component of accumulated other comprehensive income (loss) in Shareholder's equity.

        Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains and losses reported in Net earnings.

        Corporate owned life insurance ("COLI") is purchased by the Company on the lives of certain key employees; certain subsidiaries of the Company are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2008 and 2007, the carrying value of COLI was $687.3 million and $770.7 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

        Short-term investments are stated at amortized cost that approximates fair value, and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value has been determined to approximate fair value.

        All securities owned including United States government and agency securities, mortgage-backed securities and futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

        Derivatives
        -----------

        The Company primarily uses derivatives for asset/liability risk management, for hedging individual securities and certain equity exposures and to reduce its exposure to interest rate fluctuations on its long-term debt obligations. Various derivative instruments are used to achieve these objectives, including interest rate floors, interest rate swaps, futures contracts and options positions. None of the derivatives were designated as qualifying hedges under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities".

        The Insurance Group issues certain variable annuity products with Guaranteed Minimum Death Benefit ("GMDB"), GMIB and Guaranteed Withdrawal Benefit for Life ("GWBL") features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholder account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in GMIB benefits, in the event of election, being higher than what accumulated policyholders account balances would support. The Company currently utilizes a combination of futures contracts and interest rate swap and floor contracts to hedge such risks. However, for both GMDB and GMIB, the Company retains basis and volatility risk and risk associated with actual versus expected assumptions for mortality, lapse, surrender, withdrawal and contractholder election rates, among other things. The futures contracts are managed to correlate with changes in the value of the GMDB and GMIB feature that result from financial markets movements. In addition, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company. Reinsurance contracts covering GMIB exposure as well as the GWBL features are considered derivatives for accounting purposes, and, therefore, must be reported in the balance sheet at their fair value. GMIB reinsurance and GWBL features' fair values are reported in the consolidated balance sheets in Other assets and Future policy benefits and other policyholders liabilities, respectively. Changes in GMIB reinsurance fair values are reflected in Commissions, fees and other income in the consolidated statements of earnings, while changes related to the GWBL fair values are reported in Policyholder's benefits. There can be no assurance that ultimate actual experience will not differ from management's estimates. See Note 8 herein.

        Margins on individual insurance and annuity contracts are affected by interest rate fluctuations. If interest rates fall, credited interest rates and dividends could be adjusted prospectively subject to minimum rate guarantees. To hedge exposure to lower interest rates for these and other reasons, the Company may use interest rate floors.

        The Company is exposed to equity market fluctuations through investments in Separate Accounts. The Company may enter into derivative contracts to minimize such risk.

        The Company is exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, such credit exposure is limited to the fair value of the derivative instruments at the reporting date. All derivatives outstanding at December 31, 2008 and 2007 are recognized on the balance sheet at their fair values. The Company controls and minimizes its counterparty exposure. Exposure to credit risk is controlled with respect to each counterparty through a credit appraisal and approval process. Each counterparty is currently rated A+ or better by Moody's and Standard and Poor's rating agencies. In addition, as further described in Note 3, the Company has executed various collateral arrangements with counterparties to over-the-counter derivative transactions that require both pledging and accepting collateral either in the form of cash or high-quality securities, such as Treasuries or those issued by government agencies. All outstanding equity-based and treasury futures contracts at December 31, 2008 and 2007 were exchange-traded and are marked to market and net settled daily. All gains and losses on derivative financial instruments other than the GMIB reinsurance contracts and the GWBL features liability are reported in Net investment income.

        Net Investment Income, Investment (Losses) Gains, Net and Unrealized Investment Gains (Losses)
        --------------------------------------------------------------------

        Net investment income and realized investment gains (losses), net (together, "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

        Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment (losses) gains, net.

        Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income.

        Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to certain pension operations principally consisting of group non-participating wind-up annuity products ("Wind-up Annuities"), Closed Block's policyholders dividend obligation and DAC related to universal life and investment-type products and participating traditional life contracts.

        Fair Value of Other Financial Instruments
        -----------------------------------------

        SFAS No. 157 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. SFAS No. 157 also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

            Level 1 Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
            Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.
            Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

        Fair value measurements classified as Level 1 include exchange-traded prices of debt and equity securities and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. At December 31, 2008, investments classified as Level 2 comprised approximately 24.0% of invested assets measured at fair value on a recurring basis and primarily included U.S. government and agency securities and certain corporate debt securities. As market quotes generally are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. These valuation methodologies have been studied and evaluated by the Company and the resulting prices determined to be representative of exit values for which the significant inputs are sourced either directly or indirectly from market observable data.

        At December 31, 2008, approximately $419.4 million amortized cost of CMBS securities were transferred from Level 2 to Level 3 classification. Through third quarter 2008, pricing of these securities was sourced from a third party service, whose process placed significant reliance on market trading activity. In fourth quarter 2008, the lack of sufficient observable CMBS trading data and significant volatility in the pricing of isolated trades, made it difficult, at best, to validate prices of CMBS securities below the senior AAA tranche for which limited trading continued. Consequently, the Company instead applied a risk-adjusted present value technique to the projected cash flows of these securities, as adjusted for origination year, default metrics, and level of subordination, with the objective of maximizing observable inputs. To provide for consideration of fourth quarter market transactions, the fair value measures of these CMBS securities at December 31, 2008 attributed a 10% weighting to the pricing sourced from the third party service. This weighting of multiple valuation techniques is permitted both by SFAS No. 157 and FSP FAS 157-3 and produces a more representative measure of the fair values of these CMBS securities in the circumstances. The fair value of these CMBS securities at December 31, 2008 was approximately $358.2 million. The Level 2 classification continues to include approximately $1,843.0 million AAA-rated mortgage- and asset-backed securities, including AAA senior CMBS, for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently volatile, market activity in these sectors.

        Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. In addition to the CMBS securities described above, included in the Level 3 classification at December 31, 2008 were approximately $458.4 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate the pricing of investments classified as Level 3, including back-testing to historical prices, benchmarking to similar securities, and internal review by a valuation committee. Level 3 also includes the GMIB reinsurance asset and the GWBL features' liability, which are accounted for as derivatives in accordance with SFAS No. 133. The GMIB reinsurance asset reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GWBL related liability reflects the present value of expected future payments (benefits) less the fees, adjusted for risk margins, attributable to the GWBL feature valued as an embedded derivative over a range of market-consistent economic scenarios. The valuation of both the asset and liability just described incorporates significant non-observable assumptions related to policyholder behavior, risk margins and projections of Separate Account funds.

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair values cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded from fair value disclosures, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2008 and 2007.

        Fair values for mortgage loans on real estate are measured by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the fair value of the underlying collateral if lower.

        The fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and certain annuities, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The fair values for variable deferred annuities and single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

        Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates fair value.

        Recognition of Insurance Income and Related Expenses
        ----------------------------------------------------

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        DAC
        ---

        Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets estimated future gross profit assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2008, the average gross short-term and long-term annual return estimate is 9.0% (6.7% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (12.7% net of product weighted average Separate Account fees) and 0.0% ((2.3%) net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2008, current projections of future average gross market returns assume a 9% return for 2009 through 2013, which is within the maximum and minimum limitations.

        At the end of each accounting period, the present value of estimated gross profits or assessments is updated based on historical and anticipated future experience. Due primarily to the significant reduction in Separate Accounts balances in fourth quarter 2008 and a change in the estimate of average gross short-term annual return on Separate Account balances to 9.0%, estimated gross profits on a U.S. GAAP basis for certain issue years of the Accumulator(R) product line of variable annuities are expected to be negative due to the recognition of derivative gains in earnings, while the reserves do not fully reflect the immediate impact of equity and interest market fluctuations. Therefore, the amortization method was changed from a methodology that uses the present value of estimated gross profits to the present value of estimated assessments.

        In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

        Other significant assumptions underlying gross profit estimates relate to contract persistency and General Account investment spread.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2008, the average rate of assumed investment yields, excluding policy loans, was 6.2% grading to 6.0% over 10 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        Contractholder Bonus Interest Credits
        -------------------------------------

        Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

        Policyholders' Account Balances and Future Policy Benefits
        ----------------------------------------------------------

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        AXA Equitable issues certain variable annuity products with GMDB and GWBL features and guaranteed minimum accumulation benefits ("GMAB"). AXA Equitable also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

        Deferred cost of reinsurance associated with the reinsurance of GMDB and GMIB riders is amortized over the life of the underlying annuity contracts based on assessments.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4.0% to 10.9% for life insurance liabilities and from 2.35% to 8.7% for annuity liabilities.

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Policyholders' Dividends
        ------------------------

        The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

        At December 31, 2008, participating policies, including those in the Closed Block, represent approximately 9.73% ($27,200.0 million) of directly written life insurance in-force, net of amounts ceded.

        Separate Accounts
        -----------------

        Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in the Separate Accounts are carried at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. The assets and liabilities of three Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements.

        The investment results of Separate Accounts, including unrealized (losses) gains, on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2008, 2007 and 2006, investment results of such Separate Accounts were (losses) gains of $(33,912.8) million, $5,347.4 million and $5,689.1 million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

        The Company reports the General Account's interests in Separate Accounts as Trading securities in the consolidated balance sheets.

        Recognition of Investment Management Revenues and Related Expenses
        ------------------------------------------------------------------

        Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by SCB LLC, for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee that is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of or shortfall compared to a stated benchmark over a specified period of time. Performance-based fees are recorded as revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and SCBL, for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

        Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received.

        AllianceBernstein's management tests the deferred sales commission asset for recoverability quarterly. AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

        Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2008. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

        Goodwill and Other Intangible Assets
        ------------------------------------

        Goodwill represents the excess of the purchase price over the fair value of identifiable assets of acquired companies, and relates principally to the Bernstein Acquisition and purchases of AllianceBernstein units. In accordance with SFAS No. 142, "Goodwill and Other Intangible Assets," goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred. Based on the 2008 impairment testing performed as of December 31, 2008, management determined that goodwill was not impaired.

        Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein units include values assigned to contracts of businesses acquired. These intangible assets continue to be amortized on a straight-line basis over estimated useful lives of twenty years.

        Other intangible assets are tested for impairment quarterly. Management believes that other intangible assets were not impaired at December 31, 2008.

        Other Accounting Policies
        -------------------------

        Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software that ranges between one and nine years.

        AXA Financial and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Discontinued operations include real estate held-for-sale.

        Real estate investments meeting the following criteria are classified as real estate held-for-sale: o Management having the authority to approve the action commits the organization to a plan to sell the property.
        o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.
        o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.
        o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.
        o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.
        o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

        Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

        Real estate held-for-sale is included in the Other assets line in the consolidated balance sheets. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2008 were not significant.

3)      INVESTMENTS

        Fixed Maturities and Equity Securities

        The following tables provide additional information relating to fixed maturities and equity securities:

                                                                   GROSS              GROSS
                                               AMORTIZED         UNREALIZED         UNREALIZED         ESTIMATED
                                                  COST             GAINS              LOSSES           FAIR VALUE
                                            ----------------- -----------------  -----------------  ----------------
                                                                         (IN MILLIONS)
        DECEMBER 31, 2008
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate......................  $   18,913.6      $     223.6        $     1,782.7      $    17,354.5
            Mortgage and Asset Backed......       4,242.8            76.7                 580.0            3,739.5
            U.S. Treasury, government
              and agency securities........       1,061.9            279.7                  -              1,341.6
            States and political
              subdivisions.................        164.7             12.0                   7.7              169.0
            Foreign governments............        256.3             46.5                   5.6              297.2
            Redeemable preferred stock.....       1,571.7             .1                  642.6              929.2
                                            ----------------- -----------------  -----------------  ----------------
              Total Available for Sale.....  $   26,211.0      $     638.6        $     3,018.6      $    23,831.0
                                            ================= =================  =================  ================

        Equity Securities:
          Available for sale...............  $     31.7        $       -          $         4.9      $        26.8
          Trading securities...............        434.9              .2                  188.6              246.5
                                            ----------------- -----------------  -----------------  ----------------
        Total Equity Securities............  $     466.6       $      .2          $       193.5      $       273.3
                                            ================= =================  =================  ================

        December 31, 2007
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate......................  $   19,495.5      $     586.5        $       290.1      $    19,791.9
            Mortgage and Asset Backed......       4,665.3            52.5                 266.5            4,451.3
            U.S. Treasury, government
              and agency securities........        715.4             51.8                   -                767.2
            States and political
              subdivisions.................        169.8             16.7                    .6              185.9
            Foreign governments............        237.0             41.9                   -                278.9
            Redeemable preferred stock.....       1,730.7            51.3                  97.7            1,684.3
                                            ----------------- -----------------  -----------------  ----------------
              Total Available for Sale.....  $   27,013.7      $     800.7        $       654.9      $    27,159.5
                                            ================= =================  =================  ================

        Equity Securities:
          Available for sale...............  $     25.1        $      .8          $          .1      $        25.8
          Trading securities...............        482.2              8.7                  23.8              467.1
                                            ----------------- -----------------  -----------------  ----------------
        Total Equity Securities............  $     507.3       $      9.5         $        23.9      $       492.9
                                            ================= =================  =================  ================

        At December 31, 2008 and 2007, respectively, the Company had trading fixed maturities with an amortized cost of $79.6 million and $105.3 million and carrying values of $76.2 million and $106.2 million. Gross unrealized gains on trading fixed maturities were $0.1 million and $1.0 million and gross unrealized losses were $3.5 million and $0.1 million for 2008 and 2007, respectively.

        The Company determines the fair value of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

        The contractual maturity of bonds at December 31, 2008 is shown below:

                                                                  AVAILABLE FOR SALE
                                                          ------------------------------------
                                                             AMORTIZED          ESTIMATED
                                                               COST             FAIR VALUE
                                                          ----------------   -----------------
                                                                     (IN MILLIONS)
        Due in one year or less..........................  $    668.0         $     670.7
        Due in years two through five....................      8,254.4             7,845.7
        Due in years six through ten.....................      7,777.2             7,077.9
        Due after ten years..............................      3,696.9             3,568.0
                                                          ----------------   -----------------
            Subtotal.....................................      20,396.5           19,162.3
        Mortgage and Asset Backed........................      4,242.8             3,739.5
                                                          ----------------   -----------------
        Total  ..........................................  $   24,639.3       $   22,901.8
                                                          ================   =================

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process includes a quarterly review of certain assets by the Insurance Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be other than temporarily impaired, then the appropriate provisions are taken.

        The following table discloses the 1,373 issues of fixed maturities that have been in a continuous unrealized loss position for less than a twelve month period and greater than a twelve month period as of December 31, 2008:

                                  LESS THAN 12 MONTHS            12 MONTHS OR LONGER                  TOTAL
                              ----------------------------  -------------------------------------------------------------
                                                 GROSS                          GROSS                          GROSS
                               ESTIMATED      UNREALIZED      ESTIMATED      UNREALIZED     ESTIMATED       UNREALIZED
                               FAIR VALUE       LOSSES       FAIR VALUE        LOSSES       FAIR VALUE        LOSSES

                              ------------   -------------  -------------  -------------   -------------   --------------
                                                                    (IN MILLIONS)
   Fixed Maturities:
     Corporate..............  $   8,636.5    $   (1,051.8)  $    3,495.8   $     (730.9)   $   12,132.3    $   (1,782.7)
     Mortgage and
        Asset Backed........        379.9           (26.1)       1,409.6         (553.9)        1,789.5          (580.0)
     U.S. Treasury,
       government and
       agency securities....          -               -              -              -               -               -
     States and political

       subdivisions.........         36.9            (5.2)          17.7           (2.5)           54.6            (7.7)
     Foreign governments....         70.0            (5.6)           -              -              70.0            (5.6)
     Redeemable
       preferred stock......        364.2          (278.1)         515.6         (364.5)          879.8          (642.6)
                              ------------   -------------  -------------  -------------   -------------   --------------

   Total Temporarily

     Impaired Securities....  $   9,487.5    $   (1,366.8)  $    5,438.7   $   (1,651.8)   $   14,926.2    $   (3,018.6)
                              ============   =============  =============  =============   =============   ==============

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting primarily of public high yield bonds. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2008, approximately $900.4 million or 3.5% of the $26,211.0 million aggregate amortized cost of fixed maturities held by the Company was considered to be other than investment grade.

        The Insurance Group does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Insurance Group's fixed maturity investment portfolio includes Residential Mortgage Backed Securities ("RMBS") backed by subprime and Alt-A residential mortgages. RMBS are securities whose cash flows are backed by the principal and interest payments from a set of residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages consist of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and /or inadequate documentation of the borrowers' income. At December 31, 2008, the Insurance Group owned $49.1 million in RMBS backed by subprime residential mortgage loans, approximately 76% rated AAA, and $26.9 million in RMBS backed by Alt-A residential mortgage loans, approximately 82% of which were rated AAA. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

        At December 31, 2008, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $21.2 million.

        Mortgage Loans
        --------------

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. There were no restructured mortgage loans on real estate, based on amortized cost, at December 31, 2008 or 2007. Gross interest income on such loans included in net investment income aggregated zero, $3.9 million and $4.1 million in 2008, 2007 and 2006, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to zero, $3.3 million and $4.8 million in 2008, 2007 and 2006, respectively.

        There were no impaired mortgage loans at December 31, 2008. Impaired mortgage loans along with the related investment valuation allowances at December 31, 2007 follow:

                                                                               December 31,
                                                                                   2007
                                                                              --------------
                                                                               (In Millions)
        Impaired mortgage loans with investment valuation allowances.......   $        11.4
        Impaired mortgage loans without investment valuation allowances....             -
                                                                              --------------
        Recorded investment in impaired mortgage loans.....................            11.4
        Investment valuation allowances....................................            (1.4)
                                                                              --------------
        Net Impaired Mortgage Loans........................................   $        10.0
                                                                              ==============

        During 2008, 2007 and 2006, respectively, the Company's average recorded investment in impaired mortgage loans was $7.4 million, $49.1 million and $78.8 million. Interest income recognized on these impaired mortgage loans totaled $0.6 million, $4.5 million, and, $4.5 million for 2008, 2007 and 2006, respectively.

        Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2008 and 2007, respectively, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans were zero and $10.0 million.

        Equity Real Estate
        ------------------

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2008 and 2007, respectively, the Company owned zero and $113.0 million of real estate acquired in satisfaction of debt. During 2008, 2007 and 2006, no real estate was acquired in satisfaction of debt.

        Accumulated depreciation on real estate was $189.8 million and $179.7 million at December 31, 2008 and 2007, respectively. Depreciation expense on real estate totaled $12.8 million, $14.2 million and $18.3 million for 2008, 2007 and 2006, respectively.

        Valuation Allowances for Mortgage Loans and Equity Real Estate

        Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                                  2008              2007             2006
                                                            ---------------   --------------   --------------
                                                                               (IN MILLIONS)
        Balances, beginning of year........................  $       1.4       $       21.0     $     11.8
        Additions charged to income........................          -                 20.9           10.1
        Deductions for writedowns and
          asset dispositions...............................         (1.4)             (40.5)           (.9)
                                                            ---------------   --------------   --------------
        Balances, End of Year..............................  $       -         $        1.4     $     21.0
                                                            ===============   ==============   ==============

        Balances, end of year comprise:
          Mortgage loans on real estate....................  $       -         $        1.4     $     11.3
          Equity real estate...............................          -                  -              9.7
                                                            ---------------   --------------   --------------
        Total..............................................  $       -         $        1.4     $     21.0
                                                            ===============   ==============   ==============

        Equity Method Investments
        -------------------------
        Included in other equity investments, are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,414.6 million and $1,607.9 million, respectively, at December 31, 2008 and 2007. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $48.3 million and $59.7 million, respectively, at December 31, 2008 and 2007. The Company's total equity in net (losses) earnings for these real estate joint ventures and limited partnership interests was $(58.1) million, $237.1 million and $169.6 million, respectively, for 2008, 2007 and 2006.

        Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (4 individual ventures at both December 31, 2008 and 2007) and the Company's carrying value and equity in net earnings for those real estate joint ventures and limited partnership interests:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2008                2007
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)
        BALANCE SHEETS
        Investments in real estate, at depreciated cost........................  $      318.2       $      391.3
        Investments in securities, generally at estimated fair value...........          47.3               99.3
        Cash and cash equivalents..............................................           7.8                2.4
        Other assets...........................................................           8.7                -
                                                                                ----------------   -----------------
        Total Assets...........................................................  $      382.0       $      493.0
                                                                                ================   =================

        Borrowed funds - third party...........................................  $      190.3       $      273.1
        Other liabilities......................................................           3.1                4.8
                                                                                ----------------   -----------------
        Total liabilities......................................................         193.4              277.9
                                                                                ----------------   -----------------

        Partners' capital......................................................         188.6              215.1
                                                                                ----------------   -----------------
        Total Liabilities and Partners' Capital................................  $      382.0       $      493.0
                                                                                ================   =================

        The Company's Carrying Value in These Entities Included Above..........  $      110.6       $       79.5
                                                                                ================   =================



                                                                    2008            2007               2006
                                                              --------------   -------------   -------------
                                                                               (IN MILLIONS)
        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures..............  $        59.9    $       77.5          $ 88.5
         Net revenues of other limited partnership interests            -              15.3            (1.3)
        Interest expense - third party......................          (14.1)          (18.2)          (18.5)
        Other expenses......................................          (37.3)          (43.8)          (53.7)
                                                              --------------   -------------   -------------
        Net Earnings........................................  $         8.5    $       30.8          $ 15.0
                                                              ==============   =============   =============

        The Company's Equity in Net Earnings of These

          Entities Included Above...........................  $        12.3    $       24.6          $ 14.4
                                                              ==============   =============   =============

        Derivatives
        -----------

        At December 31, 2008, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $453.3 million. At December 31, 2008, the Company had open exchange-traded futures positions on the 10-year U.S. Treasury Note, having initial margin requirements of $101.2 million. At that same date, the Company had open exchange-trade future positions on the Euro Stoxx, FTSE 100, European, Australasia, Far East ("EAFE") and Topix indices as well as corresponding currency futures on the Euro/U.S. dollar, Yen/U.S. dollar and Pound/U.S. dollar, having initial margin requirements of $150.2 million. All exchange-traded futures contracts are net cash settled daily.

        At December 31, 2008, the Company had $1,750.0 million open exchange-traded options on the S&P index to mature on January 19, 2010, consisting of a long put and short call on the index with strike prices of 881.7 and 1,021.2, respectively, and a short put position at 613.5. These positions were established in fourth quarter 2008 to mitigate the adverse effects of equity market declines on AXA Equitable statutory reserves and protect downside equity exposure to 30% but limit the opportunity for upside to approximately 16%. The contracts have not been designated as qualifying hedges under SFAS No. 133, consequently, changes in their fair values are reflected immediately in earnings. Investment income recorded on these derivatives totaled $7.1 million.

        The outstanding notional amounts of derivative financial instruments purchased and sold at December 31, 2008 and 2007 were:

                                                                                          DECEMBER 31,
                                                                                --------------------------------
                                                                                     2008                2007
                                                                                --------------    --------------
                                                                                          (IN MILLIONS)
        Notional Amount by Derivative Type:
           Interest rate floors...............................................  $    21,000       $    27,000
           Exchange traded U.S. Treasuries, and equity index futures..........       10,834             6,241
           Interest rate swaps................................................        1,100               125
           S&P puts/calls.....................................................        1,750                 -
                                                                                --------------    --------------
           Total..............................................................  $    34,684        $   33,366
                                                                                ==============    ==============

        At December 31, 2008 and 2007 and during the years then ended, no significant financial instruments contained implicit or explicit terms that met the definition of an embedded derivative component that needed to be separated from the host contract and accounted for as a derivative under the provisions of SFAS No. 133.

        In 2008, the Company executed various collateral arrangements with counterparties to over-the-counter derivative transactions, primarily used in its hedging programs for managing GMDB, GMIB and GWBL exposures, that require both the pledging and accepting of collateral (either in the form of cash or high-quality Treasury or government agency securities). At December 31, 2008, the Company held $568.7 million in cash collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the consolidated balance sheets. In addition, the Company held approximately $40.0 million U.S. Treasury securities under these collateral agreements at December 31, 2008.

4)      GOODWILL AND OTHER INTANGIBLE ASSETS

        The carrying value of goodwill related to AllianceBernstein totaled $3,413.8 million and $3,412.1 million at December 31, 2008 and 2007, respectively. The Company tests this goodwill for recoverability each annual reporting period at December 31 and at interim periods if facts or circumstances are indicative of potential impairment. In accordance with the requirements of SFAS No. 142, the Company determined that goodwill was not impaired at December 31, 2008 and 2007 as the fair value of its investment in AllianceBernstein, the reporting unit, exceeded its carrying value at each respective measurement date. However, significant declines in AllianceBernstein's assets under management and operating results in 2008 as a result of the global financial crisis decreased the amount of the excess as compared to 2007. In addition, although the market price of AllianceBernstein Holding Units exceeded their book value at December 31, 2008 and 2007, their market value significantly decreased year-over-year.

        The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its AllianceBernstein reporting unit for purpose of goodwill impairment testing. The underlying cash flows used in the December 31, 2008 valuation were sourced from AllianceBernstein's current business plan, which factored in current market conditions and all material events that have impacted, or that management believed at the time could potentially impact, future discounted expected cash flows for the first four years and a 7.4% compounded annual growth rate thereafter. The Company discounted these cash flows at approximately 8.2%. The resulting amount, net of minority interest, was tax-effected to reflect taxes incurred at the Company.

        The gross carrying amount of AllianceBernstein related intangible assets were $553.8 million and $556.2 million at December 31, 2008 and 2007, respectively, and the accumulated amortization of these intangible assets were $265.3 million and $243.7 million, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $23.7 million, $23.5 million and $23.6 million for 2008, 2007 and 2006, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $21.4 million. AllianceBernstein tests intangible assets for impairment quarterly by comparing their fair value, as determined by applying a present value technique to expected cash flows, to their carrying value. Each quarter, significant assumptions used to estimate the expected cash flows from these intangible assets, primarily investment management contracts, are updated to reflect management's consideration of current market conditions on expectations made with respect to customer account attrition and asset growth rates. As of December 31, 2008, AllianceBernstein determined that these intangible assets were not impaired.

        At December 31, 2008 and 2007, respectively, net deferred sales commissions totaled $113.5 million and $183.6 million are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions based on the December 31, 2008 net asset balance for each of the next five years is $51.1 million, $32.4 million, $18.9 million, $8.2 million and $2.7 million. AllianceBernstein tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2008, AllianceBernstein determined that the deferred sales commission asset was not impaired.

        To the extent that securities valuations remain depressed for prolonged periods of time and market conditions stagnate or worsen as a result of the global financial crisis, AllianceBernstein's assets under management, revenues, profitability, and unit price likely would be adversely affected. As a result, more frequent impairment testing may be required and potentially could result in an impairment of the goodwill, intangible assets, and/or deferred sales commission asset attributable to AllianceBernstein. In addition, subsequent impairment testing may be based upon different assumptions and future cash flow projections than used at December 31, 2008 as management's current business plan could be negatively impacted by other risks to which AllianceBernstein's business is subject, including, but not limited to, retention of investment management contracts, selling and distribution agreements, and existing relationships with clients and various financial intermediaries. Any impairment would reduce the recorded goodwill, intangible assets, and/or deferred sales commission asset amounts with a corresponding charge to earnings.

5)      CLOSED BLOCK

        Summarized financial information for the Closed Block follows:

                                                                                           DECEMBER 31,
                                                                               --------------------------------------
                                                                                     2008                2007
                                                                               ------------------  ------------------
                                                                                           (IN MILLIONS)
        CLOSED BLOCK LIABILITIES:
        Future policy benefits, policyholders' account balances and other....  $     8,544.8       $     8,657.3
        Other liabilities....................................................           71.3               115.2
                                                                               ------------------  ------------------
        Total Closed Block liabilities.......................................        8,616.1             8,772.5
                                                                               ------------------  ------------------

        ASSETS DESIGNATED TO THE CLOSED BLOCK:
        Fixed maturities, available for sale, at estimated fair value
           (amortized cost of $5,517.6 and $5,816.6).........................        5,041.5             5,825.6
        Mortgage loans on real estate........................................        1,107.1             1,099.3
        Policy loans.........................................................        1,180.3             1,197.5
        Cash and other invested assets.......................................          104.2                 4.7
        Other assets.........................................................          472.4               240.1
                                                                               ------------------  ------------------
        Total assets designated to the Closed Block..........................        7,905.5             8,367.2
                                                                               ------------------  ------------------

        Excess of Closed Block liabilities over assets designated to
           the Closed Block..................................................          710.6               405.3

        Amounts included in accumulated other comprehensive income:
           Net unrealized investment (losses) gains, net of deferred
             income tax benefit (expense) of $166.4 and $(3.2)...............         (309.2)                5.9
                                                                               ------------------  ------------------

        Maximum Future Earnings To Be Recognized From Closed Block
           Assets and Liabilities............................................  $       401.4       $       411.2
                                                                               ==================  ==================

        Closed Block revenues and expenses as follow:

                                                                   2008               2007               2006
                                                              ----------------  -----------------  ------------------
                                                                                  (IN MILLIONS)
        REVENUES:

        Premiums and other income............................ $      392.6       $      409.6       $       428.1
        Investment income (net of investment
           expenses of $1.1, $.2, and $.1)...................        496.0              501.8               520.2
        Investment (losses) gains, net.......................        (47.5)               7.9                 1.7
                                                              ----------------  -----------------  ------------------
        Total revenues.......................................        841.1              919.3               950.0
                                                              ----------------  -----------------  ------------------

        BENEFITS AND OTHER DEDUCTIONS:
        Policyholders' benefits and dividends................        818.7              828.2               852.2
        Other operating costs and expenses...................          7.4                2.7                 3.0
                                                              ----------------  -----------------  ------------------
        Total benefits and other deductions..................        826.1              830.9               855.2
                                                              ----------------  -----------------  ------------------

        Net revenues before income taxes.....................         15.0               88.4                94.8
        Income tax expense...................................         (5.2)             (31.0)              (31.1)
                                                              ----------------  -----------------  ------------------
        Net Revenues......................................... $        9.8       $       57.4       $        63.7
                                                              ================  =================  ==================

        Reconciliation of the policyholder dividend obligation follows:

                                                                                           DECEMBER 31,
                                                                                -----------------------------------
                                                                                      2008                2007
                                                                                ----------------   ----------------
                                                                                           (IN MILLIONS)
        Balance at beginning of year..........................................   $        -         $        3.2
        Increase in unrealized investment losses..............................            -                 (3.2)
                                                                                ----------------   ----------------
        Balance at End of Year ...............................................   $        -         $        -
                                                                                ================   ================

        There were no impaired mortgage loans at December 31, 2008 and 2007. Impaired mortgage loans along with the related investment valuation allowances at December 31, 2006 follow:

                                                                                     December 31,
                                                                                         2006
                                                                                   ----------------
                                                                                    (In Millions)
        Impaired mortgage loans with investment valuation allowances............   $         17.8
        Impaired mortgage loans without investment valuation allowances.........               .1
                                                                                   ----------------
        Recorded investment in impaired mortgage loans..........................             17.9
        Investment valuation allowances.........................................             (7.3)
                                                                                   ----------------
        Net Impaired Mortgage Loans............................................... $         10.6
                                                                                   ================

        During 2008, 2007 and 2006, respectively, the Closed Block's average recorded investments in impaired mortgage loans were $0.4 million, $36.3 million and $59.9 million, respectively. Interest income recognized on these impaired mortgage loans totaled zero, $3.9 million and $3.3 million for 2008, 2007 and 2006, respectively.

        Valuation allowances amounted to $7.3 million on mortgage loans on real estate at December 31, 2006; there were no valuation allowances on mortgage loans at December 31, 2008 and 2007. Writedowns of fixed maturities amounted to $45.8 million, $3.0 million and $1.4 million for 2008, 2007 and 2006, respectively.

6)      CONTRACTHOLDER BONUS INTEREST CREDITS

        Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                                                           DECEMBER 31,
                                                                                -----------------------------------
                                                                                     2008                2007
                                                                                ---------------    ----------------
                                                                                          (IN MILLIONS)
        Balance, beginning of year............................................. $    754.2         $      650.7
        Contractholder bonus interest credits deferred ........................      137.6                174.7
        Amortization charged to income ........................................      (83.9)               (71.2)
                                                                                ---------------    ----------------
        Balance, End of Year .................................................. $    807.9         $      754.2
                                                                                ===============    ================

7)      FAIR VALUE DISCLOSURES

        Assets and liabilities measured at fair value on a recurring basis are summarized below:

                  FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2008

                                                 LEVEL 1             LEVEL 2            LEVEL 3               TOTAL
                                             ----------------    ----------------   ----------------    ------------------
                                                                            (IN MILLIONS)
ASSETS
Investments:
    Fixed maturities available for sale      $        149.9      $      21,256.7    $       2,424.4     $      23,831.0
    Other equity investments.........                  63.4                  -                  2.0                65.4
    Trading securities...............                 322.6                  -                   .1               322.7

    Other invested assets............                  31.1                419.0              547.0               997.1
Loans to affiliates..................                   -                  588.3                -                 588.3
Cash equivalents.....................               1,832.3                  -                  -               1,832.3
Segregated securities................               2,572.6                  -                  -               2,572.6
GMIB reinsurance contracts...........                   -                    -              4,821.7             4,821.7
Separate Accounts' assets............              66,044.4              1,248.3              334.3            67,627.0
                                             ----------------    ----------------   ----------------    ------------------
      Total Assets...................        $     71,016.3      $      23,512.3    $       8,129.5     $      102,658.1
                                             ================    ================   ================    ==================
LIABILITIES
GWBL features' liability.............        $          -        $           -      $         272.6     $         272.6
                                             ----------------    ----------------   ----------------    ------------------
      Total Liabilities..............        $          -        $           -      $         272.6     $          272.6
                                             ================    ================   ================    ==================

        The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2008:

                               LEVEL 3 INSTRUMENTS
                             FAIR VALUE MEASUREMENTS
                                  (IN MILLIONS)

                                     FIXED
                                   MATURITIES         OTHER          OTHER          GMIB            SEPARATE          GWBL
                                   AVAILABLE          EQUITY        INVESTED     REINSURANCE        ACCOUNTS        FEATURES
                                    FOR SALE      INVESTMENTS(1)     ASSETS         ASSET            ASSETS        LIABILITY
                                 --------------   --------------  -----------   --------------    -------------   -------------
BALANCE, DEC. 31, 2007.......    $     2,503.4    $         3.0   $     160.9   $       124.7     $        40.8   $      -
 Impact of adopting
  SFAS No. 157, included
  in earnings................              -                -             -             210.6               -            -
                                 --------------   --------------  -----------   --------------    -------------   -------------
BALANCE, JAN. 1, 2008........          2,503.4              3.0         160.9           335.3              40.8          -
                                 --------------   --------------  -----------   --------------    -------------   -------------
 Total gains (losses),
  realized and unrealized,
  included in:
    Earnings as:
     Net investment income...              3.3              -           359.3             -                 -            -
     Investment (losses)
      gains, net.............           (144.5)            (1.1)          -               -               (17.4)         -
     Commissions, fees and
      other income...........              -                -             -           3,571.2               -            -
     Policyholders' benefits.              -                -             -               -                 -          265.2
                                 --------------   --------------  -----------   --------------    -------------   -------------
           Subtotal..........           (141.2)            (1.1)        359.3         3,571.2             (17.4)       265.2
                                 --------------   --------------  -----------   --------------    -------------   -------------
    Other comprehensive

     income..................           (384.6)              .6           -               -                 -            -
 Purchases/issuances and

  sales/settlements, net.....            (85.6)             (.4)         26.8           915.2             248.6          7.4
 Transfers into/out of

  Level 3(2).................            532.4              -             -               -                62.3          -
                                 --------------   --------------  -----------   --------------    -------------   -------------
BALANCE, DEC. 31, 2008.......    $     2,424.4    $         2.1   $     547.0   $     4,821.7     $       334.3   $    272.6
                                 ==============   ==============  ===========   ==============    =============   =============

        (1) Includes Trading securities' Level 3 amount.
        (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

        The table below details changes in unrealized gains (losses) for 2008 by category for Level 3 assets and liabilities still held at December 31, 2008:

                                                                               EARNINGS
                                                -----------------------------------------------------------------
                                                                  INVESTMENT      COMMISSIONS                           OTHER
                                                     NET            GAINS           FEES AND          POLICY-           COMPRE-
                                                 INVESTMENT       (LOSSES),          OTHER             HOLDER           HENSIVE
                                                   INCOME            NET             INCOME           BENEFITS          INCOME
                                                -------------   --------------   --------------    --------------   --------------
                                                                                  (IN MILLIONS)
STILL HELD AT DEC. 31, 2008:
   CHANGE IN UNREALIZED GAINS
   OR LOSSES
     Fixed maturities
       available for sale.........              $        -      $         -      $         -       $         -            (394.1)
     Other equity investments.....                       -                -                -                 -                .6
     Other invested assets........                     386.1              -                -                 -               -
     Cash equivalents.............                       -                -                -                 -               -
     Segregated securities........                       -                -                -                 -               -
     GMIB reinsurance contracts..........                -                -            3,571.2               -               -
     Separate Accounts' assets...........                -              (16.6)             -                 -               -
     GWBL features' liability............                -                -                -               265.2             -
                                                -------------   --------------   --------------    --------------   --------------
         Total....................              $      386.1    $       (16.6)   $     3,571.2     $       265.2          (393.5)
                                                =============   ==============   ==============    ==============   ==============

      Fair value measurements are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an other-than-temporary impairment or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. At December 31, 2008, no assets were measured at fair value on a non-recurring basis.

      The carrying values and fair values for financial instruments not otherwise disclosed in Notes 3, 5, 10 and 16 of Notes to Consolidated Financial Statements are presented below:

                                                                         DECEMBER 31,
                                              --------------------------------------------------------------------
                                                            2008                               2007
                                              ---------------------------------  ---------------------------------
                                                 CARRYING         ESTIMATED         Carrying         Estimated
                                                  VALUE           FAIR VALUE         Value           Fair Value
                                              ---------------   ---------------  ---------------   ---------------
                                                                         (IN MILLIONS)
      Consolidated:
      -------------
      Mortgage loans on real estate..........  $   3,673.9       $   3,624.5      $   3,730.6       $   3,766.9
      Other limited partnership interests....      1,414.6           1,414.6          1,607.9           1,607.9
      Policyholders liabilities:
        Investment contracts.................      3,072.9           3,162.5          3,651.5           3,712.6
      Long-term debt.........................       199.9             190.8            199.8             224.6

      Closed Block:
      -------------
      Mortgage loans on real estate..........  $   1,107.1       $   1,102.6      $   1,099.3       $   1,111.4
      Other equity investments...............        2.7               2.7              3.6               3.6
      SCNILC liability.......................        8.6               8.6              9.2               9.2

      Wind-up Annuities:
      ------------------
      Mortgage loans on real estate..........  $     1.2         $     1.3        $     2.2         $     2.3
      Other equity investments...............        1.3               1.3              1.6               1.6
      Guaranteed interest contracts..........        5.5               6.2              5.5               5.8


8)      GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

        A) Variable Annuity Contracts - GMDB, GMIB and GWBL

        The Company has certain variable annuity contracts with GMDB, GMIB and/or GWBL features in-force that guarantee one of the following:

          o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

          o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

          o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

          o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit which may include a five year or annual reset; or

          o Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

        The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities:

                                                                 GMDB            GMIB            TOTAL
                                                            -------------   -------------   --------------
                                                                            (IN MILLIONS)
        Balance at January 1, 2006.......................   $      115.2    $      173.6    $       288.8
          Paid guarantee benefits........................          (31.6)           (3.3)           (34.9)
          Other changes in reserve.......................           80.1            58.0            138.1
                                                            -------------   -------------   --------------
        Balance at December 31, 2006.....................          163.7           228.3            392.0
          Paid guarantee benefits........................          (30.6)           (2.7)           (33.3)
          Other changes in reserve.......................          120.0            84.3            204.3
                                                            -------------   -------------   --------------
        Balance at December 31, 2007.....................          253.1           309.9            563.0
          Paid guarantee benefits........................          (72.8)           (8.2)           (81.0)
          Other changes in reserve.......................          800.6         1,678.2          2,478.8
                                                            -------------   -------------   --------------
        Balance at December 31, 2008.....................   $      980.9    $    1,979.9    $     2,960.8
                                                            =============   =============   ==============

        Related GMDB reinsurance ceded amounts were:

                                                                 GMDB
                                                            -------------
                                                            (IN MILLIONS)
        Balance at January 1, 2006.......................   $       22.7
          Paid guarantee benefits........................           (9.1)
          Other changes in reserve.......................           10.0
                                                            -------------
        Balance at December 31, 2006.....................           23.6
          Paid guarantee benefits........................           (7.6)
          Other changes in reserve.......................           11.5
                                                            -------------
        Balance at December 31, 2007.....................           27.5
          Paid guarantee benefits........................           (7.1)
          Other changes in reserve.......................          306.9
                                                            -------------
        Balance at December 31, 2008.....................   $      327.3
                                                            =============

        The December 31, 2008 values for variable annuity contracts in-force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:


                                                   RETURN
                                                     OF
                                                   PREMIUM         RATCHET         ROLL-UP         COMBO          TOTAL
                                               --------------  --------------  --------------  -------------  ---------------
                                                                           (DOLLARS IN MILLIONS)
        GMDB:
        -----
        Account values invested in:
           General Account..................   $    10,966     $     329       $      301      $       925    $    12,521
           Separate Accounts................   $    19,435     $   5,680       $    4,304      $    24,633    $    54,052
        Net amount at risk, gross...........   $     6,079     $   2,921       $    3,622      $    13,273    $    25,895
        Net amount at risk, net of
           amounts reinsured................   $     6,079     $   1,846       $    2,427      $     5,769    $    16,121
        Average attained age of
           contractholders..................            49.4          61.9             65.9             61.9           53.1
        Percentage of contractholders
          over age 70.......................             7.4%         24.0%            39.5%            22.1%          12.5%
        Range of contractually specified
           interest rates..................           N/A             N/A           3% - 6%       3% - 6.5%

        GMIB:
        -----
        Account values invested in:
           General Account..................          N/A             N/A      $       46      $     1,258    $     1,304
           Separate Accounts................          N/A             N/A      $    2,578      $    32,938    $    35,516
        Net amount at risk, gross...........          N/A             N/A      $    1,363      $     1,527    $     2,890
        Net amount at risk, net of
           amounts reinsured................          N/A             N/A      $      396      $       612    $     1,008
        Weighted average years remaining
           until earliest annuitization.....          N/A             N/A               1.5              7.7            7.1
        Range of contractually specified
           interest rates..................           N/A             N/A           3% - 6%         3% - 6.5%

        The GWBL related liability, which reflects the present value of expected future payments (benefits) less the fees attributable to the GWBL feature valued as an embedded derivative over a range of market consistent economic scenarios, was $272.6 million at December 31, 2008.

        B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features
           -------------------------------------------------------------------

        The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

               INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2008               2007
                                                                                ----------------  ------------------
                                                                                           (IN MILLIONS)
        GMDB:
        -----
          Equity..............................................................   $ 30,428          $ 48,587
          Fixed income........................................................     3,745             4,392
          Balanced............................................................     17,469            20,546
          Other...............................................................     2,410             2,151
                                                                                ----------------  ------------------
          Total...............................................................   $ 54,052          $ 75,676
                                                                                ================  ==================

        GMIB:
        -----
          Equity..............................................................   $ 19,138          $ 27,831
          Fixed income........................................................     2,219             2,687
          Balanced............................................................     12,887            14,816
          Other...............................................................     1,272             1,018
                                                                                ----------------  ------------------
          Total...............................................................   $ 35,516          $ 46,352
                                                                                ================  ==================

        C) Hedging Programs for GMDB, GMIB and GWBL Features
           -------------------------------------------------

        Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. This program currently utilizes exchange-traded futures contracts, interest rate swap and floor contracts and other derivative instruments that are managed in an effort to reduce the economic impact of unfavorable changes in GMDB, GMIB and GWBL exposures attributable to movements in the equity and fixed income markets. At the present time, this program hedges such economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2008, the total account value and net amount at risk of the hedged Accumulator(R) series of variable annuity contracts were $27,668 million and $10,615 million, respectively, with the GMDB feature and $15,514 million and $623 million, respectively, with the GMIB feature.

        These programs do not qualify for hedge accounting treatment under SFAS No. 133. Therefore, SFAS No. 133 requires gains or losses on the derivatives contracts used in these programs, including current period changes in fair value, to be recognized in investment income in the period in which they occur, and may contribute to earnings volatility.

        D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse Guarantee
            ------------------------------------------------------------------

        The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

        The following table summarizes the no lapse guarantee liabilities reflected in the General Account in Future policy benefits and other policyholders liabilities, and the related reinsurance ceded:

                                                                 DIRECT        REINSURANCE
                                                               LIABILITY          CEDED             NET
                                                            --------------   ---------------   -------------
                                                                              (IN MILLIONS)
       Balance at January 1, 2006.........................  $       34.8      $      (20.4)    $      14.4
          Other changes in reserve........................          32.0             (27.5)            4.5
                                                            --------------   ---------------   -------------
       Balance at December 31, 2006.......................          66.8             (47.9)           18.9
          Other changes in reserve........................          68.2             (59.7)            8.5
                                                            --------------   ---------------   -------------
       Balance at December 31, 2007.......................         135.0            (107.6)           27.4
          Other changes in reserve........................          68.0             (45.0)           23.0
                                                            --------------   ---------------   -------------
       Balance at December 31, 2008.......................  $      203.0     $      (152.6)    $      50.4
                                                            ==============   ===============   =============


9)     REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

        The Insurance Group reinsures most of its new variable life, universal life and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on each single life policy of $25 million and on each second-to-die policy of $30 million with the excess 100% reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases. Likewise, certain risks that would otherwise be reinsured on a proportional basis have been retained.

        At December 31, 2008, the Company had reinsured to non-affiliates and affiliates in the aggregate approximately 5.4% and 32.3%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 65.1% of its current liability exposure resulting from the GMIB feature. See Note 8 herein.

        Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives under SFAS No. 133, at December 31, 2008 and 2007 were $4,821.7 million and $124.7 million, respectively. The increases (decreases) in fair value were $1,566.8 million, $6.9 million and $(14.8) million for 2008, 2007 and 2006, respectively.

        At December 31, 2008 and 2007, respectively, third party reinsurance recoverables related to insurance contracts amounted to $2,897.2 million and $2,890.6 million. Reinsurance payables related to insurance contracts totaling $62.7 million and $58.7 million are included in other liabilities in the consolidated balance sheets at December 31, 2008 and 2007, respectively.

        The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $236.8 million and $239.6 million at December 31, 2008 and 2007, respectively.

        The Insurance Group also cedes a portion of its extended term insurance and paid up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

        The Insurance Group has also assumed accident, health, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, the Insurance Group currently acts as a professional retrocessionaire by assuming life and annuity reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2008 and 2007 were $719.8 million and $642.8 million, respectively.

        The following table summarizes the effect of reinsurance (excluding group life and health):

                                                                 2008            2007             2006
                                                            --------------   -------------   -------------
                                                                             (IN MILLIONS)
        Direct premiums.................................... $       848.3    $      855.1    $      858.6
        Reinsurance assumed................................         193.8           193.0           188.4
        Reinsurance ceded..................................        (283.5)         (243.2)         (229.2)
                                                            --------------   -------------   -------------
        Premiums                                            $       758.6    $      804.9    $      817.8
                                                            ==============   =============   =============

        Universal Life and Investment-type Product
          Policy Fee Income Ceded.......................... $       169.1    $      153.9    $       99.0
                                                            ==============   =============   =============
        Policyholders' Benefits Ceded...................... $     1,221.8    $      510.7    $      387.5
                                                            ==============   =============   =============
        Interest Credited to Policyholders' Account
          Balances Ceded................................... $        33.2    $       56.1    $       53.8
                                                            ==============   =============   =============

        Individual Disability Income and Major Medical

        Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $94.4 million and $94.3 million at December 31, 2008 and 2007, respectively. At December 31, 2008 and 2007, respectively, $1,680.8 million and $1,040.9 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                                                  2008            2007           2006
                                                            --------------   -------------   -------------
                                                                             (IN MILLIONS)
        Incurred benefits related to current year.......... $        35.5    $       32.9    $       35.8
        Incurred benefits related to prior years...........           4.2            13.2             9.9
                                                            --------------   -------------   -------------
        Total Incurred Benefits............................ $        39.7    $       46.1    $        45.7
                                                            ==============   =============   =============

        Benefits paid related to current year.............. $        10.8    $       11.9    $        14.0
        Benefits paid related to prior years...............          28.8            32.8             30.0
                                                            --------------   -------------   -------------
        Total Benefits Paid................................ $        39.6    $       44.7    $        44.0
                                                            ==============   =============   =============


10)     SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                     DECEMBER 31,
                                                                             -----------------------------
                                                                                  2008           2007
                                                                             -------------   -------------
                                                                                     (IN MILLIONS)
        Short-term debt:
        Promissory note (with an interest rate of 5.16%)..................   $     -         $      248.3
        AllianceBernstein commercial paper
          (with interest rates of 1.8% and 4.3%)..........................       284.8              533.9
                                                                             -------------   -------------
            Total short-term debt.........................................          284.8           782.2
                                                                             -------------   -------------

        Long-term debt:
        AXA Equitable:
          Surplus Notes, 7.70%, due 2015..................................          199.8           199.8
                                                                             -------------   -------------
            Total long-term debt..........................................          199.8           199.8
                                                                             -------------   -------------

        Total Short-term and Long-term Debt...............................   $      484.6    $      982.0
                                                                             =============   =============

        Short-term Debt
        ---------------

        On September 23, 2008, AXA Equitable repaid its $350.0 million promissory note, $101.7 million of which was included in Wind-up Annuities discontinued operations.

        On July 17, 2008, AXA Equitable was accepted as a member of the Federal Home Loan Bank of New York ("FHLBNY") which provides AXA Equitable access to collateralized borrowings and other FHLBNY products. As membership requires the ownership of member stock, AXA Equitable purchased stock totaling $13.5 million. The credit facility provided by the FHLBNY will supplement existing liquidity sources and provide a diverse and reliable source of funds. Any borrowings from the FHLBNY require the purchase of FHLBNY activity based stock in an amount equal to 4.5% of the borrowings. AXA Equitable's borrowing capacity with FHLBNY is $1.00 billion. As a member of FHLBNY, AXA Equitable can receive advances for which it would be required to pledge qualified mortgage-backed assets and government securities as collateral. At December 31, 2008, there were no outstanding borrowings from FHLBNY.

        As of December 31, 2008, SCB LLC maintained five separate uncommitted credit facilities with various banks totaling $775 million. As of December 31, 2008 and 2007, no amounts were outstanding under these credit facilities. Each loan shall bear interest at the rate of interest agreed to by the lender and the borrower at the time such loan is made.

        In January 2008, SCB LLC entered into a $950.0 million three-year revolving credit facility with a group of commercial banks to fund its obligations resulting from engaging in certain securities trading and other customer activities. Under the revolving credit facility, the interest rate, at the option of SCB LLC, is a floating rate generally based upon a defined prime rate, a rate related to LIBOR or the Federal Funds rate.

        AllianceBernstein has a $1,000.0 million five-year revolving credit facility with a group of commercial banks and other lenders which expires in 2011. The revolving credit facility is intended to provide back-up liquidity for their $1,000.0 million commercial paper program although they borrow directly under the facility from time to time. Under the revolving credit facility, the interest rate, at the option of AllianceBernstein, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds rate. The revolving credit facility contains covenants which, among other things, require AllianceBernstein to meet certain financial ratios. AllianceBernstein was in compliance with the covenants as of December 31, 2008.

        Long-term Debt
        --------------

        At December 31, 2008, the Company was not in breach of any debt covenants.

11)     RELATED PARTY TRANSACTIONS

        The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $76.2 million, $63.1 million and $53.5 million, respectively, for 2008, 2007 and 2006.

        In 2008, 2007 and 2006, respectively, the Company paid AXA Distribution and its subsidiaries $754.2 million, $806.9 million and $767.2 million of commissions and fees for sales of insurance products. The Company charged AXA Distribution's subsidiaries $320.5 million, $340.2 million and $352.9 million, respectively, for their applicable share of operating expenses in 2008, 2007 and 2006, pursuant to the Agreements for Services.

        In September 2001, AXA Equitable loaned $400.0 million to AXA Insurance Holding Co. Ltd., a subsidiary of AXA. This investment both matured and was repaid on June 15, 2007 and had an interest rate of 5.89%.

        In 2005, AXA Equitable issued a note to AXA Financial in the amount of $325.0 million with an interest rate of 6.00% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

        In September 2007, AXA issued $650.0 million in 5.40% senior unsecured notes to AXA Equitable. These notes pay interest semi-annually and mature on September 30, 2012.

        In November 2008, AXA Financial purchased a $500.0 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

        In December 2008, AXA Financial purchased a $500.0 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

        In fourth quarter 2008, AXA Equitable reinsured the GMDB and GMIB riders on the Accumulator(R) products sold on or after January 1, 2006 and in-force at September 30, 2008 with AXA Financial (Bermuda) Ltd. ("AXA Bermuda"), an affiliate that is an indirect wholly owned subsidiary of AXA Financial. AXA Equitable transferred cash and derivative instruments with a fair value of $6,892.5 million equal to the market value of the insurance liabilities assumed by AXA Bermuda on October 1, 2008 and income derived from the hedges related to these riders for the period from October through December 2008, to that entity. AXA Bermuda will manage the dynamic hedging program to mitigate risks related to the reinsured riders. In fourth quarter 2008, AXA Equitable recorded a GMDB reinsurance recoverable and a GMIB reinsurance asset totaling $3,385.7 resulting in a cost of reinsurance of $3,506.8 million. The cost of this arrangement has been deferred and will be amortized over the life of the underlying annuity contracts. Amortization of the cost in 2009 is expected to be approximately $290 million.

        Various AXA affiliates cede a portion of their life and health insurance business through reinsurance agreements to AXA Cessions, an AXA affiliated reinsurer. AXA Cessions, in turn, retroceded a quota share portion of these risks to AXA Equitable on a one-year term basis for 2007 and 2006. Premiums earned in 2007 and 2006 under this arrangement totaled approximately $1.8 million and $1.1 million, respectively.

        Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AllianceBernstein incurred expenses under such agreements of approximately $157.8 million, $143.6 million and $127.5 million in 2008, 2007 and 2006, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $63.0 million, $58.4 million and $53.8 million in 2008, 2007 and 2006, respectively. The net receivable related to these contracts was approximately $3.4 million and $25.3 million at December 31, 2008 and 2007, respectively.

        Commissions, fees and other income included certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                                                  2008             2007            2006
                                                             --------------   --------------  ---------------
                                                                              (IN MILLIONS)
        Investment advisory and services fees..............  $       870.5    $     1,027.6   $        841.0
        Distribution revenues..............................          378.4            473.4            421.0
        Other revenues - shareholder servicing fees........           99.0            103.6             97.2
        Other revenues - other.............................            6.9              6.5              6.9
        Institutional research services....................            1.2              1.6              1.9


12)     EMPLOYEE BENEFIT PLANS

        The Company (other than AllianceBernstein) sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. On December 31, 2007, the Company transferred the liability for a non-qualified defined benefit plan to AXA Financial in exchange for a non-cash capital contribution totaling $13.5 million. These pension plans are non-contributory and their benefits are based on a cash balance formula and/or, for certain participants, years of service and final average earnings over a specified period in the plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service and average final base salary. The Company uses a December 31 measurement date for its pension and postretirement plans.

        The Company made cash contributions to its qualified pension plans of $35.6 million in 2008. Generally, the Company's funding policy (other than AllianceBernstein) is to make an annual aggregate contribution to its qualified pension plans of approximately $30.0 million unless the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA") is greater; no significant cash contributions are expected to be required to satisfy the minimum funding requirements for 2009. AllianceBernstein's policy is to satisfy its funding obligation each year in an amount not less than the minimum required by ERISA and not greater than the maximum it can deduct for federal income tax purposes. AllianceBernstein currently estimates it will make a contribution to its qualified retirement plan of $22 million in 2009.

        Effective December 31, 2008, AllianceBernstein amended its qualified pension plan to eliminate all future accruals for future services and compensation increases. This amendment was considered a plan curtailment and resulted in a decrease in the Projected Benefit Obligation ("PBO") of approximately $13.1 million, which was offset against existing deferred losses in accumulated other comprehensive income (loss). In addition, as a result of all future service being eliminated, AllianceBernstein accelerated recognition of the existing prior service credit of $3.5 million in fourth quarter 2008.

        Components of net periodic pension expense for the Company's qualified and non-qualified plans were as follows:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Service cost.......................................  $        41.6       $       39.0       $       37.6
        Interest cost on PBO...............................          134.1              128.8              122.1
        Expected return on assets..........................         (194.4)            (191.0)            (184.8)
        Curtailment gain recognized........................           (3.5)               -                  -
        Net amortization and deferrals.....................           42.6               57.5               81.0
                                                            -----------------   ----------------   -----------------
        Net Periodic Pension Expense.......................  $        20.4       $       34.3       $       55.9
                                                            =================   ================   =================

        The plans' PBO under the Company's qualified and non-qualified plans were comprised of:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2008                2007
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)
        Benefit obligations, beginning of year.................................  $    2,222.1       $    2,294.3
        Service cost...........................................................          33.6               31.0
        Interest cost..........................................................         134.1              128.8
        Plan amendments........................................................           -                  8.2
        Actuarial gains........................................................         (27.6)             (73.6)
        Plan curtailment.......................................................         (13.1)               -
        Benefits paid..........................................................        (168.0)            (166.6)
                                                                                ----------------   -----------------
        Benefit Obligations, End of Year.......................................  $    2,181.1       $    2,222.1
                                                                                ================   =================

        At December 31, 2006, the Company adopted SFAS No. 158, requiring recognition, in the consolidated balance sheet, of the funded status of its defined benefit pension plans, measured as the difference between plan assets at fair value and the PBO. The following table discloses the change in plan assets and the funded status of the Company's qualified and non-qualified plans:

                                                                                             DECEMBER 31,

                                                                                  -----------------------------------
                                                                                       2008               2007
                                                                                  ----------------  -----------------
                                                                                            (IN MILLIONS)
        Plan assets at fair value, beginning of year.............................. $    2,415.7      $     2,396.0
        Actual return on plan assets..............................................       (813.6)             191.2
        Contributions.............................................................         35.6                4.8
        Benefits paid and fees....................................................       (177.3)            (176.3)
                                                                                  ----------------  -----------------
        Plan assets at fair value, end of year....................................      1,460.4            2,415.7
        PBO.......................................................................      2,181.1            2,222.1
                                                                                  ----------------  -----------------
        (Underfunding) Overfunding of Plan Assets Over PBO........................ $     (720.7)     $       193.6
                                                                                  ================  =================

        Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $720.7 million at December 31, 2008 and prepaid and accrued pension costs of $213.5 million and $19.9 million, respectively, at December 31, 2007. The aggregate PBOs and fair value of plan assets for pension plans with PBOs in excess of plan assets were $2,181.1 million and $1,460.4 million, respectively at December 31, 2008 and $76.7 million and $56.8 million, respectively, at December 31, 2007. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $2,137.7 million and $1,460.4 million, respectively, at December 31, 2008 and $65.0 million and $56.8 million, respectively, at December 31, 2007. The accumulated benefit obligations for all defined benefit pension plans were $2,137.7 million and $2,154.0 million at December 31, 2008 and 2007, respectively.

        The following table discloses the amounts included in accumulated other comprehensive income at December 31, 2008 that have not yet been recognized as components of net periodic pension cost:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                   2008                 2007
                                                                            -------------------  -------------------
                                                                                         (IN MILLIONS)
        Unrecognized net actuarial loss .................................... $      1,497.0       $        575.8
        Unrecognized prior service cost (credit)............................            3.2                 (4.9)
        Unrecognized net transition asset...................................            (.6)                 (.8)
                                                                            -------------------  -------------------
             Total ......................................................... $      1,499.6       $        570.1
                                                                            ===================  ===================

        The estimated net actuarial loss, prior service credit, and net transition asset expected to be reclassified from accumulated other comprehensive income and recognized as components of net periodic pension cost over the next year are $97.3 million, $(4.2) million, and $(.1) million, respectively. The following table discloses the estimated fair value of plan assets and the percentage of estimated fair value to total plan assets for the qualified plans of the Company at December 31, 2008 and 2007.

                                                                                DECEMBER 31,
                                                          ----------------------------------------------------------
                                                                     2008                           2007
                                                          ---------------------------    ---------------------------
                                                                                (IN MILLIONS)
                                                             ESTIMATED                      Estimated
                                                            FAIR VALUE         %           Fair Value         %
                                                          ---------------- ----------   ----------------- ----------
        Corporate and government debt securities........  $       406.4        27.9       $      414.3        17.1
        Equity securities...............................          790.6        54.1            1,723.7        71.4
        Equity real estate..............................          244.5        16.7              277.7        11.5
        Short-term investments .........................           18.9         1.3                -           -
                                                          ---------------- ----------   ----------------- ----------
        Total Plan Assets...............................  $     1,460.4       100.0       $    2,415.7       100.0
                                                          ================ ==========   ================= ==========

        Qualified pension plan assets declined approximately $955.3 million from December 31, 2007 to December 31, 2008, primarily due to the steep decline and volatility in equity markets, particularly during the latter part of 2008. During fourth quarter 2008, a short term hedge program was executed by the AXA Equitable qualified pension plans to minimize further downside equity risk.

        The primary investment objective of the plans of the Company is to maximize return on assets, giving consideration to prudent risk. The asset allocation was designed with a long-term investment horizon, based on target investment of 65% equities, 25% fixed income and 10% real estate. Emphasis was given to equity investments, given their higher expected rate of return. Fixed income investments are included to provide less volatile return. Real estate investments offer diversity to the total portfolio and long-term inflation protection.

        In January 2009, the asset allocation strategy of the qualified defined benefit pension plans was revised to target 30%-40% equities, 50%-60% high quality bonds, and 10%-15% real estate and other investments. In anticipation of continued turbulence in the equity markets, management concluded it would be prudent to continue a hedging program for a period of one year, at which time the need for its continuance would be re-evaluated.

        The assumed discount rates for measurement of the benefit obligations at December 31, 2008 and 2007 each reflect the rates at which pension benefits then could be effectively settled. Specifically at December 31, 2008, projected nominal cash outflows to fund expected annual benefits payments under the Company's qualified and non-qualified pension and postretirement benefit plans were discounted using a published high-quality bond yield curve. The discount rate of 6.50% disclosed below as having been used to measure the benefits obligation at December 31, 2008 represents the level equivalent discount rate that produces the same present value measure of the benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2008 and 2007.

                                                                                   2008               2007
                                                                               -------------      -------------
       Discount rate:
         Benefit obligation...............................................        6.50%              6.25%
         Periodic cost....................................................        6.25% (1)          5.75%

       Rate of compensation increase:
         Benefit obligation and periodic cost.............................        6.00%              6.00%

       Expected long-term rate of return on plan assets (periodic cost)...        8.50%              8.50%

        (1) For plans remeasured in second quarter 2008, periodic cost was recalculated using a discount rate of 6.75% for the remainder of the year.

        In developing the expected long-term rate of return assumption on plan assets, management considered the historical returns and future expectations for returns for each asset category of the plan portfolio. As noted above, in January 2009, the target asset allocation of the qualified pension plans was changed from the preceding years. Consequently, the long term rate of return assumption to be used for purpose of computing the expected return on plan assets component of pension expense, will be approximately 6.75% to reflect lower expected returns on the reallocated plan asset portfolio.

        Prior to 1987, the pension plan funded participants' benefits through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $17.3 million, $18.9 million and $20.3 million for 2008, 2007 and 2006, respectively.

        The following table sets forth an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2009, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2008 and include benefits attributable to estimated future employee service.

                                                    PENSION BENEFITS
                                                  --------------------
                                                      (IN MILLIONS)

                     2009.....................    $       182.1
                     2010.....................            192.8
                     2011.....................            194.2
                     2012.....................            195.5
                     2013.....................            194.2
                     Years 2014-2018..........            953.3

        AllianceBernstein maintains several unfunded deferred compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made. For the active plans, benefits vest over a period ranging from 3 to 8 years and are amortized as compensation and benefit expense. ACMC, Inc. ("ACMC"), a subsidiary of the Company, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under the Capital Accumulation Plan and the contractual unfunded deferred compensation arrangements. In connection with the acquisition of Bernstein, AllianceBernstein adopted the SCB Deferred Compensation Award Plan ("SCB Plan") and agreed to invest $96.0 million per annum for three years to fund purchases of AllianceBernstein Holding L.P. ("AllianceBernstein Holding") units or an AllianceBernstein sponsored money market fund in each case for the benefit of certain individuals who were stockholders or principals of Bernstein or hired to replace them. The Company has recorded compensation and benefit expenses in connection with these deferred compensation plans totaling $133.1 million, $289.1 million and $243.8 million for 2008, 2007 and 2006, respectively.

13)     SHARE-BASED COMPENSATION

        AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and associates of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees. Activity in these share-based plans in the discussions that follow relates to awards granted to eligible employees and associates of AXA Financial and its subsidiaries under each of these plans in the aggregate, except where otherwise noted.

        For 2008, 2007 and 2006, respectively, the Company recognized compensation costs for share-based payment arrangements of $33.8 million, $81.2 million and $64.3 million before income taxes and minority interest. Effective January 1, 2006, the Company adopted SFAS No. 123(R), "Share-Based Payment", that required compensation costs for these programs to be recognized in the consolidated financial statements on a fair value basis.

        The Company recognized compensation costs of $27.0 million, $38.8 million and $24.8 million for employee stock options for 2008, 2007 and 2006, respectively.

        On April 1, 2008, approximately 3.0 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 21.51 euros. Approximately 2.2 million of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third and fourth anniversaries of the grant date, and approximately 0.8 million have a four-year cliff vesting term. In addition, approximately 0.5 million of the total options awarded on April 1, 2008 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index measured between April 1, 2008 and April 1, 2012. All of the options granted on April 1, 2008 have a ten-year contractual term. Beginning at the grant date, the total fair value of this award, net of expected forfeitures of approximately $14.8 million, is being charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2008, the Company recognized compensation expense of approximately $3.2 million in respect of the April 1, 2008 grant of options.

        The number of AXA ADRs authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately 124.5 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan). A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2008 follows:

                                                                     Options Outstanding
                           --------------------------------------------------------------------------------------------------------
                                  AXA Ordinary Shares                     AXA ADRs               AllianceBernstein Holding Units
                           ---------------------------------  --------------------------------  -----------------------------------
                                                Weighted                           Weighted                           Weighted
                               Number           Average            Number          Average          Number            Average
                             Outstanding        Exercise        Outstanding        Exercise       Outstanding         Exercise
                            (In Millions)        Price         (In Millions)        Price        (In Millions)         Price
                           ---------------  ----------------  ----------------  --------------  ---------------    ----------------
Options outstanding at
   January 1, 2008........         10.3     (euro)     27.77             19.0   $       22.64             7.3      $        64.20
Options granted..........           3.1     (euro)     21.40              -     $       36.11             -   (2)  $        64.24
Options exercised.........           -      (euro)     20.44             (4.6)  $       24.87             (.3)     $        41.98
Options forfeited, net...           (.2)    (euro)     27.26             (2.1)  $       31.20             (.1)     $        67.67
Options expired...........           -                                  -                                 (.2)             26.31
                           ---------------                    ----------------                  ---------------
Options Outstanding at
   December 31, 2008......          13.2    (euro)     26.34             12.3   $       20.40             6.7      $        66.11
                           ===============  ================  ================  ==============  ===============    ===============

Aggregate Intrinsic
   Value(1)...............                   (euro)     -                       $       47.1                       $         -
                                            ================                    ==============                     ===============
Weighted Average
   Remaining
   Contractual Term
   (in years).............           7.73                               3.93                              6.3
                           ===============                    ================                  ===============
Options Exercisable at
   December 31, 2008......           3.1               23.07             12.1   $       20.30             3.3      $        46.69
                           ===============  ================  ================  ==============  ===============    ===============
Aggregate Intrinsic

   Value(1)...............                              -                       $       47.1                       $         -
                                            ================                    ==============                     ===============
Weighted Average
   Remaining
   Contractual Term
   (in years).............           6.58                               3.89                              3.2
                           ===============                    ================                  ===============

        (1) Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2008 of the respective underlying shares over the strike prices of the option awards.

        (2)  AllianceBernstein grants totaled 13,825 units in 2008.

        Cash proceeds received from employee exercises of options to purchase AXA ADRs in 2008 was $113.4 million. The intrinsic value related to employee exercises of options to purchase AXA ADRs during 2008, 2007 and 2006 were $43.5 million, $141.4 million and $132.1 million, respectively, resulting in amounts currently deductible for tax purposes of $14.6 million, $48.0 million and $44.9 million, respectively, for the periods then ended. In 2008, 2007 and 2006, windfall tax benefits of approximately $10.0 million, $34.3 million and $34.8 million, respectively, resulted from employee exercises of stock option awards.

        At December 31, 2008, AXA Financial held 2.3 million AXA ADRs in treasury at a weighted average cost of approximately $24.91 per ADR, of which approximately 2.1 million were designated to fund future exercises of outstanding employee stock options and the remainder of approximately
        0.2 million units was available for general corporate purposes, including funding other stock-based compensation programs. These AXA ADRs were obtained primarily by exercise of call options that had been purchased by AXA Financial beginning in fourth quarter 2004 to mitigate the U.S. dollar price and foreign exchange risks associated with funding exercises of employee stock options. Remaining outstanding and unexercised at December 31, 2008 are call options to purchase 8.6 million AXA ADRs at strike prices ranging from $31.39 to $32.37, each having a cap equal to approximately 150% of its strike price, at which time the option automatically would be exercised. These call options expire on November 23, 2009. During 2008, AXA Financial utilized approximately 2.5 million AXA ADRs from treasury to fund exercises of employee stock options. Outstanding employee options to purchase AXA ordinary shares began to become exercisable on March 29,

        2007, coincident with the second anniversary of the first award made in 2005, and exercises of these awards are funded by newly issued AXA ordinary shares.

        For the purpose of estimating the fair value of employee stock option awards, the Company applies the Black-Scholes-Merton formula. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the April 1, 2008 and May 10, 2007 awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2008, 2007 and 2006, respectively. For employee stock options with graded vesting terms and service conditions granted on or after January 1, 2006, the Company elected under SFAS No. 123(R) to retain its practice of valuing these as singular awards and to change to the graded-vesting method of attribution, whereby the cost is recognized separately over the requisite service period for each individual one-third of the options vesting on the second, third and fourth anniversaries of the grant date.

                                                 AXA Ordinary Shares            AllianceBernstein Holding Units
                                           ------------------------------       -------------------------------
                                             2008       2007       2006           2008       2007       2006
                                           --------   --------   --------       --------   --------   --------
        Dividend yield....................   7.12%      4.10%     3.48%           5.4%     5.6-5.7%      6%

        Expected volatility...............   34.7%      27.5%      28%           29.3%    27.7-30.8%    31%

        Risk-free interest rate...........   4.19%      4.40%     3.77%           3.2%     3.5-4.9%     4.9%

        Expected life in years............    6.0        5.5       5.0            6.0      6.0-9.5      6.5

        Weighted average fair value per
          option at grant date............   $5.70      $9.61     $7.45          $10.85     $15.96     $12.35

        As of December 31, 2008, approximately $54.4 million of unrecognized compensation cost related to unvested employee stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 5.57 years.

        Under the Stock Incentive Plan, AXA Financial grants restricted AXA ADRs to employees of its subsidiaries. Generally, all outstanding restricted AXA ADR awards have a 5-year cliff-vesting term. Under The Equity Plan for Directors (the "Equity Plan"), AXA Financial grants non-officer directors restricted AXA ADRs and unrestricted AXA ADRs annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding units to independent directors of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds. On December 19, 2008, in accordance with the terms of his employment agreement, AllianceBernstein awarded Mr. Kraus, Chairman and CEO of AllianceBernstein, approximately 2.7 million restricted AllianceBernstein Holding Units with a grant date fair value of $19.20 per Unit. These Units vest ratably over a 5-year period. For 2008, 2007 and 2006, respectively, the Company recognized compensation costs of $6.1 million, $8.6 million and $5.6 million for awards outstanding under these plans. The fair values of awards made under these plans are measured at the date of grant by reference to the closing price of the unrestricted shares and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award.

        At December 31, 2008, approximately 3.3 million restricted awards remain unvested, including restricted awards of AllianceBernstein Holding units. At December 31, 2008, approximately $56.3 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 4.4 years. Restricted AXA ADRs vested in 2008, 2007 and 2006 had aggregate vesting date fair values of approximately $3.3 million, $7.0 million and $13.5 million, respectively. In 2007, 100,187 restricted AXA ADRs were granted, having an aggregate grant-date fair value of $4.5 million. The following table summarizes unvested restricted AXA ADR activity for 2008.

                                                                                                       Weighted
                                                                                   Shares of           Average
                                                                                  Restricted          Grant Date
                                                                                     Stock            Fair Value
                                                                                ----------------   -----------------
       Unvested as of January 1, 2008..........................................      408,511        $        29.67
       Granted.................................................................      149,413        $        37.68
       Vested..................................................................       96,822        $        24.30
       Forfeited...............................................................            -
                                                                                ----------------
       Unvested as of December 31, 2008........................................      461,102        $        31.92
                                                                                ================

        In January 2001, certain employees exchanged fully vested in-the-money AXA ADR options for tandem Stock Appreciation Rights/AXA ADR non-statutory options ("tandem SARs/NSOs") of then-equivalent intrinsic value. The Company recorded compensation expense for these fully-vested awards of $(5.5) million, zero and $6.1 million for 2008, 2007 and 2006, respectively, reflecting the impact in those periods of the change in the market price of the AXA ADR on the cash-settlement value of the SARs component of the outstanding tandem SARs/NSOs. The value of these tandem SARs/NSOs at December 31, 2008 and 2007 was $1.2 million and $17.7 million, respectively. At December 31, 2008, 0.4 million tandem SARs/NSOs were outstanding, having weighted average remaining contractual term of 0.6 years, and for which the SARs component had maximum value of $6.2 million. On February 17, 2009, approximately 0.2 million of these tandem SARs/NSOs expired out-of-the-money. During 2008, 2007 and 2006, respectively, approximately 0.7 million, 0.4 million and
        2.8 million of these awards were exercised at an aggregate cash-settlement value of $9.2 million, $7.2 million and $41.2 million.

        On April 1, 2008, 66,372 Stock Appreciation Rights ("SARs") with a 4-year cliff-vesting schedule were granted to certain associates of AXA Financial subsidiaries. These SARs entitle the holder to a cash payment equal to any appreciation in the value of the AXA ordinary share over
        21.51 Euros as of the date of exercise. At December 31, 2008, 0.3 million SARs were outstanding, having weighted average remaining contractual term of 7.56 years. The accrued value of SARs at December 31, 2008 and 2007 was $0.4 million and $3.5 million, respectively, and recorded as liabilities in the consolidated balance sheets. For 2008, 2007 and 2006, the Company recorded compensation expense for SARs of $(2.3) million, $1.1 million and $1.9 million, respectively, reflecting the impact in those periods of the changes in their fair values as determined by applying the Black Scholes-Merton formula and assumptions used to price employee stock option awards.

        On March 31, 2008, approximately 702,404 performance units earned under the AXA Performance Unit Plan 2006 were fully vested for total value of approximately $24.2 million, including incremental units earned from having exceeded targeted 2007 performance criteria by 0.68%. Distributions to participants were made on April 10, 2008, resulting in cash settlements of approximately 78% of these performance units for aggregate value of approximately $18.6 million and equity settlements of the remainder with approximately 153,494 restricted AXA ADRs for aggregate value of approximately $5.6 million.

        In 2008, the AXA Management Board awarded 995,031 unearned performance units to employees of AXA Financial subsidiaries. During each year that the performance unit awards are outstanding, a pro-rata portion of the units may be earned based on criteria measuring the performance of AXA and AXA Financial Group. The extent to which performance targets are met determines the number of performance units earned, which may vary between 0% and 130% of the number of performance units at stake. Performance units earned under the 2008 plan cliff-vest on the second anniversary of their date of award. When fully vested, the performance units earned will be settled in cash or, in some cases, a combination of cash (70%) and stock (30%), the latter equity portion having transfer restrictions for a two-year period. The price used to value the 2008 performance units at settlement will be the average opening price of the AXA ordinary share for the last

        20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 31, 2010. For 2008, the Company recognized compensation expense of approximately $3.5 million in respect of the 2008 grants of performance units.

        For 2008, 2007 and 2006, the Company recognized compensation costs of $5.5 million, $11.6 million and $25.9 million, respectively, for performance units earned to date. The change in fair value of these awards is measured by the closing price of the underlying AXA ordinary shares or AXA ADRs with adjustment to reflect the impact of expected and actual pre-vesting forfeitures. The cost of performance unit awards are attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2008 and 2007 was $17.3 million and $31.1 million, respectively. Approximately 720,872 outstanding performance units are at risk to achievement of 2008 performance criteria, including approximately 50% of the award granted on May 10, 2007.

        In 2008, eligible employees of AXA Financial's subsidiaries participated in AXA's global offering to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2008. Similar to the AXA Shareplan programs previously offered in 2001 through 2007, the plan offered two investment alternatives that, with limited exceptions, restrict the sale or transfer of the purchased shares for a period of five years. "Investment Option A" permitted participants to purchase AXA ADRs at a 20% formula discounted price. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 14.25% formula discounted price on a leveraged basis with a guaranteed return of initial investment plus 75% of any appreciation in the value of the total shares purchased. The Company recognized compensation expense of $1.1 million in 2008, $27.7 million in 2007 and $22.1 million in 2006 in connection with each respective year's offering of AXA Shareplan, representing the aggregate discount provided to participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. Participants in AXA Shareplans 2008, 2007 and 2006 primarily invested under Investment Option B for the purchase of approximately 6.5 million, 5.3 million and 5.0 million AXA ordinary shares, respectively.

        On July 1, 2007, under the terms of the AXA Miles Program 2007, the AXA Management Board granted 50 AXA Miles to every employee of AXA for purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff vesting period with exceptions for retirement, death, and disability. For AXA Financial participants, settlement of the right to receive each unrestricted AXA ordinary share will be made in the form of an AXA ADR. The grant date fair value of approximately 449,400 AXA Miles awarded to employees of AXA Financial's subsidiaries was approximately $19.4 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, is expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2008 and 2007, respectively, the Company recognized compensation expense of approximately $1.9 million and $2.7 million in respect of this grant of AXA Miles. Provided certain performance targets are achieved, an additional allocation of 50 AXA Miles per employee will be considered for award in 2010 and 2011 under terms then-to-be-determined and approved by the AXA Management Board.

        In 1997, AllianceBernstein Holding established a long-term incentive compensation plan under which unit-based awards are made to key employees for terms established by AllianceBernstein Holding at the time of grant. These awards include options, restricted AllianceBernstein Holding units and phantom restricted AllianceBernstein Holding units, performance awards, and other AllianceBernstein Holding unit based awards. The aggregate number of AllianceBernstein Holding units subject to options granted or otherwise awarded under this plan, as amended in December 2006 to include awards made to select participants under the Special Option Program, may not exceed 41.0 million. At December 31, 2008, approximately 14.2 million options to purchase AllianceBernstein Holding units and 4.1 million other unit awards, net of forfeitures, were subject to the aggregate allowable maximum under this plan.

14)     NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES), NET

        The sources of net investment income follow:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   ---------------
                                                                                 (IN MILLIONS)
        Fixed maturities...................................  $    1,668.6        $   1,728.5        $   1,848.6
        Mortgage loans on real estate......................         251.7              233.5              245.9
        Equity real estate.................................          95.3               93.6               88.2
        Other equity investments...........................        (110.9)             231.9              181.2
        Policy loans.......................................         251.3              255.9              249.8
        Short-term investments.............................          30.8               55.1               55.2
        Derivative investments.............................       7,302.1               86.6             (302.4)
        Broker-dealer related receivables..................          91.8              234.6              226.5
        Trading securities.................................        (343.5)              29.5               53.4
        Other investment income............................           1.6               56.1               43.9
                                                            -----------------   ----------------   ---------------

          Gross investment income..........................       9,238.8            3,005.3            2,690.3

        Investment expenses................................        (108.6)            (122.5)            (113.3)
        Interest expense...................................         (36.5)            (194.4)            (187.8)
                                                            -----------------   ----------------   ---------------

        Net Investment Income..............................  $    9,093.7        $   2,688.4        $   2,389.2
                                                            =================   ================   ===============


        For 2008, 2007 and 2006, respectively, net investment income included gains (losses) on derivatives of $7,302.1 million, $86.6 million and $(302.4) million of which $6,622.6 million, $16.4 million and $(249.5) million were realized gains (losses) on contracts closed during those years and $679.5 million, $70.2 million and $(52.9) million were unrealized gains (losses) on derivative positions at each respective year end.

        Investment (losses) gains, net including changes in the valuation allowances, follow:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Fixed maturities...................................  $      (367.3)      $      (55.6)      $      (11.5)
        Mortgage loans on real estate......................            2.3                7.8                 .2
        Equity real estate.................................           (1.6)               7.3                8.8
        Other equity investments...........................           11.5               16.9               20.1
        Other(1)...........................................           16.6               16.4               29.3
                                                            -----------------   ----------------   -----------------
        Investment (Losses) Gains, Net.....................  $      (338.5)      $       (7.2)      $       46.9
                                                            =================   ================   =================

        (1) In 2008, 2007 and 2006, respectively, AllianceBernstein issued units to its employees under long-term incentive plans. As a result of these transactions, the Company recorded non-cash realized gains of $9.9 million, $15.5 million and $28.0 million for 2008, 2007 and 2006, respectively.

        Writedowns of fixed maturities amounted to $285.9 million, $79.0 million and $27.4 million for 2008, 2007 and 2006, respectively. There were no writedowns of mortgage loans on real estate for 2008, 2007 and 2006. There were no writedowns of equity real estate for 2008, 2007 and 2006.

        For 2008, 2007 and 2006, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $324.4 million, $1,554.6 million and $1,281.9 million. Gross gains of $3.3 million, $12.6 million and $33.9 million and gross losses of $94.5 million, $20.3 million and $24.5 million, respectively, were realized on these sales. The change in unrealized investment losses related to fixed maturities classified as available for sale for 2008, 2007 and 2006 amounted to $2,525.8 million, $376.4 million and $416.7 million, respectively.

        For 2008, 2007 and 2006, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $47.7 million, $52.7 million and $57.8 million.

        Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

        The net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, including Wind-up Annuities on a line-by-line basis, follow:

                                                                  2008               2007               2006
                                                            ----------------   ---------------   ----------------
                                                                                (IN MILLIONS)
        Balance, beginning of year.........................  $       103.6      $      282.2      $      432.3
        Changes in unrealized investment
          losses on investments............................       (2,608.8)           (380.5)           (431.4)
        Changes in unrealized investment gains (losses)
          attributable to:
            Participating group annuity contracts,
               Closed Block policyholder dividend
               obligation and other........................          (93.8)             15.0              90.9
            DAC............................................          582.0              83.5              85.8
            Deferred income taxes..........................          746.2             103.4             104.6
                                                            ----------------   ---------------   ----------------
        Balance, End of Year...............................  $    (1,270.8)     $      103.6      $      282.2
                                                            ================   ===============   ================

        Balance, end of year comprises:
          Unrealized investment (losses) gains on:
            Fixed maturities...............................  $    (2,450.4)     $      155.5      $      535.4
            Other equity investments.......................           (2.1)               .8               1.4
                                                            ----------------   ---------------   ----------------
              Subtotal.....................................       (2,452.5)            156.3             536.8
          Unrealized investment gains (losses)
            attributable to:
              Participating group annuity contracts,
                Closed Block policyholder dividend
                obligation and other.......................          (77.4)             16.4               1.4
              DAC..........................................          555.1             (26.9)           (110.4)
              Deferred income taxes........................          704.0             (42.2)           (145.6)
                                                            ----------------   ---------------   ----------------
        Total..............................................  $    (1,270.8)     $      103.6      $      282.2
                                                            ================   ===============   ================


15)     INCOME TAXES

        A summary of the income tax expense in the consolidated statements of earnings follows:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Income tax expense:

          Current (benefit) expense .......................  $      (319.7)      $      464.0       $      438.6
          Deferred expense (benefit).......................        2,021.6              295.8              (14.1)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $     1,701.9       $      759.8       $      424.5
                                                            =================   ================   =================

        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Expected income tax expense........................  $     1,896.5       $      939.0       $      728.1
        Minority interest..................................         (132.3)            (227.3)            (227.0)
        Separate Account investment activity...............          (66.5)             (52.0)             (45.4)
        Non-taxable investment income......................           26.1              (21.7)             (23.1)
        Adjustment of tax audit reserves...................            9.9               21.5              (86.2)
        State income taxes.................................           20.5               50.2               38.0
        AllianceBernstein income and foreign taxes.........          (53.3)              40.2               32.9
        Other..............................................            1.0                9.9                7.2
                                                            -----------------   ----------------   -----------------
        Income Tax Expense.................................  $     1,701.9       $      759.8       $      424.5
                                                            =================   ================   =================

        The Company recognized a net tax benefit in 2006 of $117.7 million related to the settlement of an Internal Revenue Service's ("IRS") audit of the 1997-2001 tax years, partially offset by additional tax reserves established for subsequent tax periods. Of the net tax benefit of $117.7 million, $111.9 million related to the continuing operations and $5.8 million to the discontinued Wind-up Annuities.

        On August 16, 2007, the IRS issued Revenue Ruling 2007-54 that purported to change accepted industry and IRS interpretations of the statutes governing the computation of the Separate Account dividends received deduction ("DRD"). This ruling was suspended on September 25, 2007 in Revenue Ruling 2007-61 and the U.S. Department of the Treasury (the "Treasury") indicated that it would address the computational issues in a regulation project. Any regulations that the Treasury ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. The ultimate timing and substance of any such regulations are unknown, but they could result in the elimination of some or all of the Separate Account DRD tax benefit that the Company receives.

        The components of the net deferred income taxes are as follows:

                                                       DECEMBER 31, 2008                  December 31, 2007
                                                ---------------------------------  ---------------------------------
                                                    ASSETS         LIABILITIES         Assets         Liabilities
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)
        Compensation and related benefits......  $     297.1      $        -        $        -        $      35.4
        Reserves and reinsurance...............          -             1,465.8           1,312.2              -
        DAC....................................          -             2,209.5               -            2,735.5
        Unrealized investment gains............        683.6               -                 -               42.5
        Investments............................          -               741.0               -            1,044.2
        Other..................................          -                47.0              81.5              -
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $     980.7      $    4,463.3      $    1,393.7      $   3,857.6
                                                ===============  ================  ===============   ===============

        As a result of the implementation of FIN 48 as of January 1, 2007, the Company recognized a $44.8 million decrease in the amount of unrecognized tax benefits, which was accounted for as an increase to the January 1, 2007 balance of retained earnings. The total amount of unrecognized tax benefits at January 1, 2007 was $371.3 million. Of that total, $276.9 million would affect the effective tax rate and $94.4 million are tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. Because of the impact of deferred tax accounting, other than interest and penalties, the change in timing of the deduction would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority. At December 31, 2008, the total amount of unrecognized tax benefits was $506.6 million of which $372.6 million would affect the effective rate and $134.0 million was temporary in nature. At December 31, 2007, the total amount of unrecognized tax benefits was $412.2 million of which $301.9 million would affect the effective rate and $110.3 million was temporary in nature.

        The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2008 and 2007 were $77.3 million and $68.6 million, respectively. Tax expense for 2008 and 2007, respectively, reflected $8.7 million and $22.5 million in interest related to unrecognized tax benefits.

        A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                                                        2008             2007
                                                                                   ---------------  ---------------
                                                                                            (IN MILLIONS)
        Balance, beginning of year................................................  $      343.6     $     325.2
        Additions for tax positions of prior years................................          81.3            19.2
        Reductions for tax positions of prior years...............................          (4.9)           (1.5)
        Additions for tax positions of current years..............................            .9             3.4
        Reductions for tax positions of current years.............................           -               (.3)
        Settlements with tax authorities..........................................           7.7            (2.4)
        Reductions as a result of a lapse of the applicable statute of limitations           -               -
                                                                                   ---------------  ---------------
        Balance, End of Year......................................................  $      428.6     $     343.6
                                                                                   ===============  ===============


        The IRS completed its examination of the Company's 2002 and 2003 Federal corporate income tax returns and issued its Revenue Agent's Report in second quarter 2008. The Company has appealed an issue to the Appeals Office of the IRS. In addition, AllianceBernstein settled various examinations by the state and local tax authorities. The impact of these completed audits on the Company's financial statements was a net benefit of $14.6 million.

        IRS examinations for years subsequent to 2003 are expected to commence in 2009. It is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next twelve months due to the conclusion of the current IRS proceedings and the additions of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

16)     DISCONTINUED OPERATIONS

        The Company's discontinued operations include Wind-up Annuities, equity real estate held-for-sale and disposal of businesses. The following tables reconcile the (Losses) earnings from discontinued operations, net of income taxes and Gains (losses) on disposal of discontinued operations, net of income taxes to the amounts reflected in the consolidated statements of earnings for the three years ended December 31, 2008:

                                                                          2008          2007            2006
                                                                      -------------  ------------   -------------
                                                                                    (IN MILLIONS)
       (LOSSES) EARNINGS FROM DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Wind-up Annuities.............................................  $    (27.5)    $     (.1)     $     30.2
       Real estate held-for-sale.....................................         1.4          (6.8)            1.1
       Disposal of business - Enterprise.............................         -             1.0             (.1)
                                                                      -------------  ------------   -------------
       Total.........................................................  $    (26.1)    $    (5.9)     $     31.2
                                                                      =============  ============   =============

       GAINS (LOSSES) ON DISPOSAL OF DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Real estate held for sale.....................................  $      6.3     $     3.2      $      -
       Disposal of business - Enterprise.............................         -             (.4)           (1.9)
                                                                      -------------  ------------   -------------
       Total.........................................................  $      6.3     $     2.8      $     (1.9)
                                                                      =============  ============   =============

        Disposal of Businesses
        ----------------------

        In accordance with their October 2006 agreement, during 2007, AXA Financial and its subsidiaries, AXA Equitable, Enterprise Capital Management, Inc. ("Enterprise") and Enterprise Fund Distributors, Inc., ("EFD") transferred to Goldman Sachs Asset Management L.P. ("GSAM") assets of the business of serving as sponsor of and investment manager to 27 of the 31 funds of AXA Enterprise Multimanager Funds Trust, AXA Enterprise Funds Trust and The Enterprise Group of Funds, Inc. (collectively, the "AXA Enterprise Funds") and completed the reorganization of such funds to corresponding mutual funds managed by GSAM. In 2008, AXA Financial completed the reorganization and/or liquidation of the remaining four mutual funds in AXA Enterprise Funds of the remaining funds which together had approximately $661.9 million in assets under management as of December 31, 2007. AXA Financial has since entered into agreements to transfer the remaining funds. As a result of management's disposition plan, AXA Enterprise Funds advisory contracts were reported as Discontinued Operations. In 2007 and 2006, respectively, $0.7 million pre-tax ($0.4 million post-tax) and $3.0 million pre-tax ($1.9 million post-tax) of transaction costs were recorded as a result of the disposition of the funds; no additional costs were reported for 2008. Proceeds received in 2007 on the disposition of the AXA Enterprise Funds totaled $26.3 million.

        In 2008 and 2007, respectively, impairments of zero and $0.7 million pre-tax ($0.4 million post-tax) were recorded on intangible assets associated with AXA Enterprise Funds investment management contracts based upon estimated fair value. At December 31, 2008 and 2007 there were no assets or liabilities related to these operations.

        Wind-up Annuities

        In 1991, management discontinued the business of Wind-up Annuities, the terms of which were fixed at issue, which were sold to corporate sponsors of terminated qualified defined benefit plans, and for which a premium deficiency reserve and an allowance for future losses based upon projected future cash flows had been established.

        The Company's quarterly process for evaluating the need for an allowance for future losses involves comparison of the current period's results of Wind-up Annuities to previous projections and re-estimation of future expected losses, if appropriate, to determine whether an adjustment is required. Investment and benefit cash flow projections are updated annually as part of the Company's annual planning process. The assumptions and estimates for 2006 resulted in a release of the allowance. If the Company's analysis in any given period indicates that an allowance for future losses is not necessary, any current period Wind-up Annuities' operating losses or earnings are recognized as (Losses) earnings from discontinued operations, net of income taxes in the consolidated statements of earnings. At December 31, 2008, no allowance for future losses was necessary based upon projections of reasonably assured future net investing and operating cash flows.

        The determination of projected future cash flows involves numerous estimates and subjective judgments regarding the expected performance of invested assets held by Wind-up Annuities and the expected run-off of Wind-up Annuities liabilities. There can be no assurance the projected future cash flows will not differ from the cash flows ultimately realized. To the extent actual results or future projections of Wind-up Annuities are lower than management's current estimates and assumptions and result in operating losses not being offset by reasonably assured future net investing and operating cash flows, an allowance for future losses may be necessary. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, establishment of a loss allowance liability may result.

        Summarized financial information for Wind-up Annuities follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                    2008                 2007
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)
        BALANCE SHEETS
        Fixed maturities, available for sale, at estimated fair value
          (amortized cost of $661.8 and $696.3)..............................  $      602.1         $      705.0
        Equity real estate...................................................         162.2                165.0
        Other invested assets................................................           2.5                  4.0
                                                                              -----------------    -----------------
          Total investments..................................................         766.8                874.0
        Cash and cash equivalents............................................           -                    -
        Other assets.........................................................          77.1                 27.3
                                                                              -----------------    -----------------
        Total Assets.........................................................  $      843.9         $      901.3
                                                                              =================    =================

        Policyholders liabilities............................................  $      723.4         $      756.1
        Other liabilities....................................................         120.5                145.2
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $      843.9         $      901.3
                                                                              =================    =================

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        STATEMENTS OF EARNINGS
        Investment income (net of investment
          expenses of $19.3, $19.6 and $19.0)..............  $        64.0       $       64.9       $       71.3
        Investment (losses) gains, net.....................           (4.8)               (.8)               6.0
        Policy fees, premiums and other income.............             .1                 .2                -
                                                            -----------------   ----------------   -----------------
        Total revenues.....................................           59.3               64.3               77.3
                                                            -----------------   ----------------   -----------------

        Benefits and other deductions......................          101.7               80.0               84.7
        Losses charged to the allowance
          for future losses................................            -                (15.6)              (7.4)
                                                            -----------------   ----------------   -----------------
        Pre-tax loss from operations.......................          (42.4)               (.1)               -
        Pre-tax (loss from strengthening) earnings from
          releasing the allowance for future losses........            -                  -                 37.1
        Income tax benefit (expense).......................           14.9                -                 (6.9)
                                                            -----------------   ----------------   -----------------
        (Losses) Earnings from Wind-up Annuities...........  $       (27.5)      $        (.1)      $       30.2
                                                            =================   ================   =================

        Income tax expense for Wind-up Annuities in 2006 included a $5.8 million tax benefit in connection with the settlement of an IRS audit of the 1997-2001 tax years.

        Real Estate Held-For-Sale
        -------------------------

        In 2007, two real estate properties with a total book value of $172.7 million that had been previously reported in equity real estate were reclassified as real estate held-for-sale. Prior periods were restated to reflect these properties as discontinued operations. In third quarter 2007, one of the held-for-sale properties was sold resulting in a gain of $4.9 million ($3.2 million post-tax). At December 31, 2008 and 2007, equity real estate held-for-sale was zero and $121.7 million, respectively, and was included in Other assets.

17)     ACCUMULATED OTHER COMPREHENSIVE LOSS

        Accumulated other comprehensive (loss) income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Unrealized (losses) gains on investments...........  $    (1,270.8)      $      103.6       $      282.2
        Defined benefit pensions plans.....................         (964.8)            (371.5)            (449.5)
                                                            -----------------   ----------------   -----------------
        Total Accumulated Other
          Comprehensive Loss...............................  $    (2,235.6)      $     (267.9)      $     (167.3)
                                                            =================   ================   =================

        The components of other comprehensive loss for the past three years follow:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Net unrealized losses on investments:
          Net unrealized losses arising during
            the year.......................................  $    (2,533.5)      $     (357.8)      $     (416.6)
          Losses reclassified into net earnings
            during the year................................          (75.3)             (22.7)             (14.8)
                                                            -----------------   ----------------   -----------------
        Net unrealized losses on investments...............       (2,608.8)            (380.5)            (431.4)
        Adjustments for policyholders liabilities,
            DAC and deferred income taxes..................        1,234.4              201.9              281.3
                                                            -----------------   ----------------   -----------------

        Change in unrealized losses, net of adjustments....       (1,374.4)            (178.6)            (150.1)
        Change in defined benefits pension plans...........         (593.3)              78.0                -
                                                            -----------------   ----------------   -----------------
        Total Other Comprehensive Loss.....................  $    (1,967.7)      $     (100.6)      $     (150.1)
                                                            =================   ================   =================


18)     COMMITMENTS AND CONTINGENT LIABILITIES

        Debt Maturities
        ---------------

        At December 31, 2008, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity were none for 2009-2013 and $200.0 million thereafter.

        Leases
        ------

        The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2009 and the four successive years are $203.7 million, $199.3 million, $194.7 million, $197.9 million, $205.2 million and $2,356.1 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2009 and the four successive years is $5.3 million, $5.4 million, $4.7 million, $3.3 million, $3.2 million and $10.6 million thereafter.

        At December 31, 2008, the minimum future rental income on non-cancelable operating leases for wholly owned investments in real estate for 2009 and the four successive years is $102.5 million, $102.7 million, $103.2 million, $105.4 million, $106.6 million and $631.9 million thereafter.

        The Company has entered into capital leases for certain information technology equipment. Future minimum payments under non-cancelable capital leases for 2009 and the four successive years is $0.9 million, $0.9 million, $0.5 million, $0.4 million, $0.2 million and $0.1 million thereafter.

        Guarantees and Other Commitments
        --------------------------------

        The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2008, these arrangements include commitments by the Company to provide equity financing of $711.3 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

        AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

        The Company had $59.8 million of undrawn letters of credit related to reinsurance at December 31, 2008. AXA Equitable had $15.0 million in commitments under existing mortgage loan agreements at December 31, 2008.

        In February 2002, AllianceBernstein signed a $125.0 million agreement with a commercial bank under which it guaranteed certain obligations of SCBL incurred in the ordinary course of its business in the event SCBL is unable to meet these obligations. During 2008, AllianceBerstein was not required to perform under the agreement and at December 31, 2008 had no liability outstanding in connection with the agreement.

19)     LITIGATION

        A putative class action entitled Stefanie Hirt, et al. v. The Equitable Retirement Plan for Employees, Managers and Agents, et al. was filed in the District Court for the Southern District of New York in August 2001 against The Equitable Retirement Plan for Employees, Managers and Agents (the "Retirement Plan") and The Officers Committee on Benefit Plans of Equitable Life, as Plan Administrator. The action was brought by five participants in the Retirement Plan and purports to be on behalf of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". The complaint challenged the change, effective January 1, 1989, in the pension benefit formula from a final average pay formula to a cash balance formula. Plaintiffs alleged that the change to the cash balance formula violated ERISA by reducing the rate of accruals based on age, failed to comply with ERISA's notice requirements and improperly applied the formula to retroactively reduce accrued benefits. The relief sought includes a declaration that the cash balance plan violated ERISA, an order enjoining the enforcement of the cash balance formula, reformation and damages. In April 2002, plaintiffs filed a motion seeking to certify a class of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". Also in April 2002, plaintiffs agreed to dismiss with prejudice their claim that the change to the cash balance formula violated ERISA by improperly applying the formula to retroactively reduce accrued benefits. That claim was dismissed. In March 2003, plaintiffs filed an amended complaint elaborating on the remaining claims in the original complaint and adding additional class and individual claims alleging that the adoption and announcement of the cash balance formula and the subsequent announcement of changes in the application of the cash balance formula failed to comply with ERISA. By order dated May 2003, the District Court, as requested by the parties, certified the case as a class action, including a sub-class of all current and former Plan participants, whether active, inactive or retired, their beneficiaries or estates, who were subject to a 1991 change in application of the cash balance formula. In September 2006, the district court granted summary judgment in favor of the defendants. The court ruled that (a) the cash balance provisions of the Equitable Plan do not violate the age discrimination provisions of ERISA, (b) while the notice of plan changes provided to participants in 1990 was not adequate, the notice of plan changes provided to participants in 1992 satisfied the ERISA notice requirements regarding delivery and content, and (c) the claims of the named plaintiffs are barred by statute of limitations. The Court found that other individual class members were not precluded from asserting claims for additional benefit accruals from January 1991 through January 1993 to the extent that such individuals could show that the statute of limitations did not bar their claims. In October 2006, plaintiffs filed a notice of appeal and defendants filed a cross appeal. In July 2008, the Court of Appeals affirmed the lower court's decision that the cash balance plan does not violate the age discrimination provisions of ERISA and that plaintiffs' claims also were barred by the statute of limitations.

        In September 2008, the Court of Appeals denied plaintiffs motion for rehearing. The time for plaintiffs to make an appeal to the United States Supreme Court has expired.

        In April 2004, a purported nationwide class action lawsuit was filed in the Circuit Court for Madison County, Illinois entitled Matthew Wiggenhorn v. Equitable Life Assurance Society of the United States. The lawsuit alleges that AXA Equitable uses stale prices for the foreign securities within the investment divisions of its variable insurance products. The complaint further alleges that AXA Equitable's use of stale pricing diluted the returns of the purported class. The complaint also alleges that AXA Equitable breached its fiduciary duty to the class by allowing market timing in general within AXA Equitable's variable insurance products, thereby diluting the returns of the class. In June 2005, this case was transferred by the Judicial Panel on Multidistrict Litigation to the U.S. District Court in Maryland, where other market-timing related litigation is pending. In June 2005, plaintiff filed an amended complaint. In July 2005, AXA Equitable filed a motion to dismiss the amended complaint. In June 2006, AXA Equitable's motion to dismiss the amended complaint was granted and, in June 2006, plaintiff appealed. As of April 2007, the appeal was fully briefed. In October 2008, oral arguments on the appeal were held. In January 2009, the Fourth Circuit Court of Appeals affirmed the District Court's decision to dismiss the amended complaint.

        A putative class action entitled Eagan et al. v. AXA Equitable Life Insurance Company was filed in the District Court for the Central District of California in December 2006 against AXA Equitable as plan sponsor and fiduciary for an ERISA retiree health plan. The action was brought by two plan participants on behalf of all past and present employees and agents who received retiree medical benefits from AXA Equitable at any time after January 1, 2004, or who will receive such benefits in 2006 or later, excluding certain retired agents. Plaintiffs allege that AXA Equitable's adoption of a revised version of its retiree health plan in 1993 (the "1993 Plan") was not authorized or effective. Plaintiffs contend that AXA Equitable has therefore breached the retiree health plan by imposing the terms of the 1993 Plan on plaintiffs and other retirees. Plaintiffs allege that, even if the 1993 Plan is controlling, AXA Equitable has violated the terms of the retiree health plan by imposing health care costs and coverages on plaintiffs and other retirees that are not authorized under the 1993 Plan. Plaintiffs also allege that AXA Equitable breached fiduciary duties owed to plaintiffs and retirees by allegedly misrepresenting and failing to disclose information to them. The plaintiffs seek compensatory damages, restitution and injunctive relief prohibiting AXA Equitable from violating the terms of the applicable plan, together with interest and attorneys' fees. In March 2007, AXA Equitable filed a motion to dismiss. In July 2007, the plaintiffs filed an amended complaint that (i) redefined the scope of the class to now include all retired employee and independent contractor agents formerly employed by AXA Equitable who received medical benefits after December 1, 2000 or who will receive such benefits in the future, excluding certain retired agents, and (ii) eliminated the claim based on a breach of fiduciary duty and certain claims related to health care costs. In September 2007, AXA Equitable filed its answer to the amended complaint. The original trial date of May 2009 has been stayed, and the Court has not set a new trial date. In January 2009, AXA Equitable filed a motion to dismiss the complaint for lack of subject matter jurisdiction. In February 2009, the Court denied AXA Equitable's motion to dismiss the complaint.

        AXA Equitable and/or AXA Advisors LLC is currently the subject of four putative class actions pending in Federal court alleging certain wage and hour violations with regard to certain sales personnel. The cases were filed between July 2006 and September 2007. Each of the cases seek substantially the same relief under essentially the same theories of recovery: violation of the Fair Labor Standards Act for failure to pay minimum wage and overtime and violation of similar provisions under state labor laws in the respective states. In September 2007, the parties agreed to consolidate all four pending cases in the Northern District of California. The cases include the following: Meola v. AXA Advisors and AXA Equitable; Lennon v. AXA Advisors, et al.; Bolea v. AXA Advisors, LLC and AXA Equitable, et. al.; and Dhruv v. AXA Advisors, LLC, et al. Plaintiffs seek compensatory damages, restitution of all wages improperly withheld or deducted, punitive damages, penalties, and attorneys' fees. In February 2009, the parties filed a proposed settlement agreement with the Court. In March 2009, the Court preliminarily denied without prejudice the parties' motion for preliminary approval of the settlement. The Court requested that the parties refile the motion revising certain portions of the proposed notices by the end of March 2009.

        ALLIANCEBERNSTEIN LITIGATION

        Market Timing-Related Matters

        In October 2003, a purported class action complaint entitled Hindo, et al. v. AllianceBernstein Growth & Income Fund, et al. ("Hindo Complaint") was filed against AllianceBernstein, AllianceBernstein Holding, AllianceBernstein Corporation, AXA Financial, certain investment company funds (the "U.S. Funds") distributed by AllianceBernstein Investments, Inc., a wholly-owned subsidiary of AllianceBernstein, the registrants and issuers of those funds, certain officers of AllianceBernstein (the "AllianceBernstein defendants"), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint alleges that certain defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of U.S. Fund securities, violating various securities laws.

        Following October 2003, additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various Federal and state courts against AllianceBernstein and certain other defendants. In September 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of AllianceBernstein Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of AllianceBernstein.

        In April 2006, AllianceBernstein and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding containing their agreement to settle these claims. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. The settlement amount ($30 million), which AllianceBernstein previously accrued and disclosed, has been disbursed. The derivative claims brought on behalf of AllianceBernstein Holding, in which plaintiffs seek an unspecified amount of damages, remain pending.

                       -----------------------------------

        Although the outcome of litigation generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigations described above involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of the Company. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

        In addition to the type of matters described above, a number of lawsuits have been filed against life and health insurers in the jurisdictions in which AXA Equitable and its respective insurance subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable and AXA Life, like other life and health insurers, from time to time are involved in such litigations. Some of these actions and proceedings filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

20)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the New York Insurance Law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. Payment of dividends in 2009 would require the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. This formula would not permit AXA Equitable to pay shareholder dividends during 2009. For 2008, 2007 and 2006, the Insurance Group statutory net (loss) income totaled $(1,074.8) million, $605.8 million and $532.3 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $3,588.1 million and $7,812.0 million at December 31, 2008 and 2007, respectively. In both 2007 and 2006, AXA Equitable paid shareholder dividends of $600.0 million; no dividends were paid in 2008.

        At December 31, 2008, AXA Equitable, in accordance with various government and state regulations, had $59.5 million of securities on deposit with such government or state agencies.

        In fourth quarter 2008, AXA Equitable issued two $500.0 million surplus notes to AXA Financial. The notes, both of which mature on December 1, 2018, have a fixed interest rate of 7.1%. The accrual and payment of interest expense and principal related to surplus notes require approval from the State of New York Insurance Department (the "NYID"). Interest expense in 2009 will approximate $71.0 million.

        At December 31, 2008 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the NYID and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2008.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business as only required under U.S. GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (i) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; and (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under U.S. GAAP.

        The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the NYID with net earnings and shareholder's equity on a U.S. GAAP basis.

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Net change in statutory surplus and
          capital stock....................................  $    (3,414.3)      $       71.7       $    1,386.5
        Change in AVR......................................         (808.4)            (167.2)             279.3
                                                            -----------------   ----------------   -----------------
        Net change in statutory surplus, capital stock
          and AVR..........................................       (4,222.7)             (95.5)           1,665.8
        Adjustments:

          Future policy benefits and policyholders'
            account balances...............................            3.2              415.1             (144.3)
          DAC..............................................       (2,089.9)             620.1              674.1
          Deferred income taxes............................       (4,116.6)            (677.8)             517.3
          Valuation of investments.........................        3,695.4                2.8                2.6
          Valuation of investment subsidiary...............        5,046.4              461.7           (2,122.7)
          Change in fair value of guaranteed minimum
             income benefit reinsurance contracts..........        1,566.8                6.9              (14.8)
          Pension adjustment..............................         1,389.7                -                  -
          Premiums and benefits ceded to AXA Bermuda......         2,846.7                -                  -
          Issuance of surplus notes.......................        (1,000.0)               -                  -
          Shareholder dividends paid......................             -                600.0              600.0
          Changes in non-admitted assets...................          136.9               19.4              (57.4)
          Other, net.......................................          (12.6)            (150.3)             (72.6)
          U.S. GAAP adjustments for Wind-up Annuities .....          (16.7)              31.2               28.8
                                                            -----------------   ----------------   -----------------
        Consolidated Net Earnings .........................  $     3,226.6       $    1,233.6       $    1,076.8
                                                            =================   ================   =================

                                                                                  DECEMBER 31,
                                                            ---------------------------------------------------------
                                                                  2008               2007                2006
                                                            -----------------   ----------------   ------------------
                                                                                 (IN MILLIONS)
        Statutory surplus and capital stock................  $     3,155.0       $    6,569.3       $    6,497.6
        AVR................................................          433.1            1,242.7            1,409.9
                                                            -----------------   ----------------   ------------------
        Statutory surplus, capital stock and AVR...........        3,588.1            7,812.0            7,907.5
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................       (1,487.3)          (2,270.2)          (2,574.1)
          DAC..............................................        7,482.0            9,019.3            8,316.5
          Deferred income taxes............................       (4,585.1)          (1,089.3)            (627.1)
          Valuation of investments.........................       (2,312.5)             457.1              867.9
          Valuation of investment subsidiary...............          588.1           (4,458.3)          (4,920.0)
          Fair value of GMIB
             reinsurance contracts.........................        4,821.7              124.7              117.8
          Deferred cost of insurance ceded
             to AXA Bermuda................................        3,495.8                -                  -
          Non-admitted assets..............................        1,144.0            1,014.5              994.5
          Issuance of surplus notes........................       (1,524.9)            (524.8)            (524.8)
          Adjustment to initially apply SFAS No.158,
             net of income taxes...........................            -                  -               (449.5)
          Other, net.......................................          141.3               76.0              433.6
          U.S. GAAP adjustments for Wind-up Annuities......           12.4                1.5              (59.9)
                                                            -----------------   ----------------   ------------------
        Consolidated Shareholder's Equity..................  $    11,363.6       $   10,162.5       $    9,482.4
                                                            =================   ================   ==================

21)     BUSINESS SEGMENT INFORMATION

        The following tables reconcile segment revenues and earnings from continuing operations before income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                  2008               2007               2006
                                                            -----------------   ----------------  ------------------
                                                                                 (IN MILLIONS)
       SEGMENT REVENUES:

       Insurance..........................................   $    15,115.1       $     6,938.0     $     5,966.9
       Investment Management (1)..........................         3,542.7             4,561.8           4,002.7
       Consolidation/elimination..........................           (76.5)              (91.4)            (90.0)
                                                            -----------------   ----------------  ------------------
       Total Revenues.....................................   $    18,581.3       $    11,408.4     $     9,879.6
                                                            =================   ================  ==================

        (1) Intersegment investment advisory and other fees of approximately $93.3 million, $128.9 million and $120.8 million for 2008, 2007 and 2006, respectively, are included in total revenues of the Investment Management segment.

        SEGMENT EARNINGS FROM CONTINUING                           2008                2007               2006
          OPERATIONS BEFORE INCOME                          -----------------   -----------------  -----------------
          TAXES AND MINORITY INTEREST:                                             (IN MILLIONS)
       Insurance..........................................   $     4,486.5      $     1,298.9      $       881.9
       Investment Management..............................           932.2            1,400.5            1,198.4
       Consolidation/elimination..........................             (.4)               -                  -
                                                            -----------------   -----------------  -----------------
       Total Earnings from Continuing Operations
          before Income Taxes and Minority Interest.......   $     5,418.3      $     2,699.4      $     2,080.3
                                                            =================   =================  =================

                                                                        DECEMBER 31,
                                                            -------------------------------------
                                                                  2008                2007
                                                            -----------------   -----------------
                                                                       (IN MILLIONS)
       SEGMENT ASSETS:
       Insurance..........................................   $   123,757.2       $   144,962.2
       Investment Management..............................        12,520.2            14,962.7
       Consolidation/elimination..........................           (11.2)                1.1
                                                            -----------------   -----------------
       Total Assets.......................................   $   136,266.2       $   159,926.0
                                                            =================   =================

        In accordance with SEC regulations, securities with a fair value of $2,547.9 million and $2,333.2 million have been segregated in a special reserve bank custody account at December 31, 2008 and 2007, respectively for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 of the Securities Exchange Act of 1934, as amended (the "Exchange Act").

22)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 2008 and 2007 are summarized below:

                                                                    THREE MONTHS ENDED
                                       ----------------------------------------------------------------------------
                                           MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -----------------  -----------------   ------------------   ----------------
                                                                       (IN MILLIONS)
        2008
        ----
        Total Revenues................  $     3,792.6      $     2,411.1       $    3,387.4         $    8,990.2
                                       =================  =================   ==================   ================
        Earnings from Continuing
          Operations..................  $       600.1      $       510.2       $       96.6         $    2,039.5
                                       =================  =================   ==================   ================
        Net Earnings..................  $       607.4      $       510.6       $       96.6         $    2,012.0
                                       =================  =================   ==================   ================
        2007
        ----
        Total Revenues................  $     2,677.9      $     2,608.2       $    2,938.5         $    3,183.8
                                       =================  =================   ==================   ================
        Earnings from
          Continuing Operations.......  $       295.7      $       232.0       $      356.6         $      352.4
                                       =================  =================   ==================   ================
        Net Earnings..................  $       299.6      $       218.2       $      362.4         $      353.4
                                       =================  =================   ==================   ================

                                     PART C

                                OTHER INFORMATION
                                -----------------

Item 24.   Financial Statements and Exhibits

           (a) Financial Statements included in Part B for both the Member Retirement Account Program contract and the Retirement Investment Account Program contract, respectively:

                    The financial statements of AXA Equitable Life Insurance Company and Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 are included in each of the contract's above Statement of Additional Information, respectively.

           (b)   Exhibits.

           The following exhibits correspond to those required by paragraph(b) of item 24 as to exhibits in Form N-4:

           1. Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of Separate Account Nos. 3, 4 and 10 and additional similar separate accounts, incorporated herein by reference to Exhibit 1 to Post-Effective Amendment No. 2 to Registration No. 2-91983, filed on April 14, 1986.

           2.  Not Applicable.

           3.  (a)      Investment Advisory Agreement between Equitable and
                        Equitable Investment Management Corporation dated
                        October 31, 1983, incorporated herein by reference to
                        Exhibit 4 to Post-Effective Amendment No. 2 to
                        Registration No. 2-91983, filed on April 14, 1986.

               (b) Investment Advisory and Management Agreement by and between Alliance Capital Management L.P., Alliance Corporate Finance Group Incorporated, an indirect wholly owned subsidiary of Alliance, and The Equitable Life Assurance Society of the United States, incorporated by reference to Exhibit No. 3(b) to Registration Statement No. 33-76030, filed on March 3, 1994.

               (c) Participation Agreement among EQ Advisors Trust, The Equitable Life Assurance Society of the United States, Equitable Distributors, Inc. and EQ Financial Consultants, Inc. (now AXA Advisors, LLC), dated as of the 14th day of April 1997, incorporated by reference to the Registration Statement of EQ Advisors Trust (File No. 333-17217) on Form N-1A, filed August 28, 1997.

               (d) Sales Agreement, dated as of January 1, 1995, by and among Equico Securities, Inc. (now AXA Advisors, LLC), Equitable, Separate Account A, Separate Account No. 301 and Separate Account No. 51, incorporated by reference to Exhibit No. 3(d) to Registration Statement No. 33-76030, filed on April 24, 1995.

               (e) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC, and its subsidiaries dated January 1, 2000, incorporated by reference to Exhibit No. 3(d) to Registration Statement File No. 33-58950, filed on April 19, 2001.

               (f) Distribution Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000. Incorporated by reference to Exhibit No. 3(e) to Registration Statement File No. 33-58950 filed on
                        April 19, 2001.

               (g) Form of Participation Agreement among AXA Premier VIP Trust, The Equitable Life Assurance Society of the United States, Equitable Distributors, Inc., AXA Distributors LLC, and AXA Advisors, LLC, incorporated by reference to Exhibit No. 8(b) to Registration Statement File No. 333-60730, filed on December 5, 2001.

               (h) General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

               (i) First Amendment General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to
                        Exhibit 3(i) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

               (j) Second Amendment to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to
                        Exhibit 3(j) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

               (k) Third Amendment to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

               (l) Fourth Amendment to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

               (m) Fifth Amendment, dated as of November 1, 2006, to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 4(p) to the Registration Statement on Form N-4 (File
                        No. 2-30070), filed on April 24, 2007.

               (n) Sixth Amendment, dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to
                        Exhibit 3(q), filed on April 20, 2009.

               (o)      Seventh   Amendment, dated as of February 15,
                        2009, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to
                        Exhibit 3(r), filed on April 20, 2009.

               (p) Eighth Amendment, dated as of November 1, 2008, to General Agent Sales Agreement dated as of
                        January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to
                        Exhibit 3(s), filed on April 20, 2009.

               (q) Sales Agreement dated as of January 1, 1994 by and among Equico Securities, Inc. (now AXA Advisors, LLC), Equitable Separate Account A, Separate Account No. 301 and Separate Account No. 51, incorporated by reference to Registration Statement No. 33-91586 on Form N-4 of Registrant, filed April 26, 1995.

               (r)      Form of Participation Agreement among AXA Premier
                        VIP Trust, the Equitable life Assurance Society of the United States, Equitable Distributors, Inc., AXA Distributors, LLC, and AXA Advisors, LLC, incorporated herein by reference to Exhibit 8(b) to Registration Statement File No. 333-81393 on Form N-4, filed on December 5, 2001.


            4. (a)1 Group Annuity Contract AC 5000-83T (No. 15,740) between Equitable and United States Trust Company of New York as Trustee under Retirement Investment Account Master Retirement Trust, incorporated herein by reference to Exhibit 6(a)1 to Post-Effective Amendment No. 2 to Registration No. 2-91983 filed on April 14, 1986.

               (a)2 Riders 1, 2, 3, 4, 5, 6 and 7 to Group Annuity Contract AC 5000-83T (No. 15,740) between Equitable and United States Trust Company of New York as Trustee under Retirement Investment Account Master Retirement Trust, as executed, incorporated herein by reference to Exhibit 6(a)2 to Post-Effective Amendment No. 4 to Registration No. 2-91983 filed on April 28, 1988.

               (a)3 Form of Rider 8 to Group Annuity Contract AC 5000-83T (No. 15,740) between Equitable and United States Trust Company of New York as Trustee under Retirement Investment Account Master Retirement Trust, incorporated herein by reference to Exhibit 6(a)3 to Post-Effective Amendment No. 8 to Registration No. 2-91983, filed on February 25, 1992.

               (a)4 Form of Rider 9 to Group Annuity Contract AC 5000-83T between Equitable and United States Trust Company of New York as Trustee under Retirement Investment Account Master Retirement Trust, incorporated by reference to Exhibit No. 4(a)4 to Registration Statement
                        No. 33-76030, filed on March 3, 1994.

               (b)1 Group Annuity Contract AC 5000-83E (No. 15,739) between Equitable and United States Trust Company of New York as Trustee under Retirement Investment Account Retirement Trust, incorporated herein by reference to Exhibit 6(b)1 to Post-Effective Amendment No. 2 to Registration No. 2-91983, filed on April 14, 1986.

               (b)2 Riders l, 2, 3, 4, 5, 6 and 7 to Group Annuity Contract AC 5000-83E (No. 15,739) between Equitable and United States Trust Company of New York as Trustee under Retirement Investment Account Retirement Trust, as executed, incorporated herein by reference to Exhibit 6(b)2 to Post-Effective Amendment No. 2 to Registration No. 2-91983, filed on April 14, 1986.

               (b)3 Form of Rider 8 to Group Annuity Contract AC 5000-83E (No. 15,739) between Equitable and United States Trust Company of New York, as Trustee under Retirement Investment Account Master Retirement Trust, incorporated herein by reference to Exhibit 6(b)3 to Post-Effective Amendment No. 8 to Registration No. 2-91983, filed on February 25, 1992.

               (b)4 Form of Rider 9 to Group Annuity Contract AC 5000-83E between Equitable and United States Trust Company of New York, as Trustee under Retirement Investment Account Master Retirement Trust, incorporated by reference to Exhibit No. 4(b)4 to Registration Statement
                        No. 33-76030, filed on March 3, 1994.

               (c)1 Retirement Investment Account Master Retirement Trust effective as of January 1, 1979, incorporated herein by reference to Exhibit 6(c)1 to Post-Effective Amendment No. 2 to Registration No. 2-91983, filed on April 14, 1986.

               (c)2 Amendment to the Retirement Investment Account Master Retirement Trust effective July 1, 1984, incorporated herein by reference to Exhibit 6(c)3 to Post-Effective Amendment No. 2 to Registration No. 2-9983, filed on April 14, 1986.

               (c)3 Revised Retirement Investment Account Master Retirement Trust effective as of March 1, 1990, incorporated herein by reference to Exhibit 6(c)3 to Post-Effective Amendment No. 6 to Registration No. 2-91983, filed on April 27, 1990.

               (c)4 Form of Restated Retirement Investment Account Master Retirement Trust as submitted to the Internal Revenue Service, incorporated herein by reference to Exhibit 6(c)4 to Post-Effective Amendment No. 8 to Registration No. 2-91983, filed on February 25, 1992.

          4.  (d)(1)    Exhibit 6(e) (Copy of Group Annuity Contract AC 6059,
                        effective August 30, 1984, among the United States Trust
                        Company of New York and The Equitable Life Assurance
                        Society of the United States), incorporated by reference to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1988.

          4.  (d)(2)    Exhibit 6(f) (Form of Rider No. 1 to Group Annuity
                        Contract AC 6059 between the United States Trust Company of New York and The Equitable Life Assurance Society of the United States), incorporated by reference to Registration No. 33-34554 on Form N-3 of Registrant, filed April 26, 1990.

          4.  (d)(3)    Exhibit 6(g) (Form of Rider No. 2 to Group Annuity
                        Contract AC 6059 between the United States Trust Company of New York and The Equitable Life Assurance Society of the United States), incorporated by reference to Registration No. 33-34554 on Form N-3 of Registrant, filed April 26, 1990.

          4.  (d)(4)    Form of Rider No. 3 to Group Annuity Contract AC 6059
                        between the United States Trust Company of New York and
                        The Equitable Life Assurance Society of the United
                        States, incorporated by reference to Registration No.
                        33-46995 on Form N-3 of Registrant, filed April 8, 1992.

          4.  (d)(5)    Form of Rider No. 4 to Group Annuity Contract AC 6059
                        between the United States Trust Company of New York and
                        The Equitable Life Assurance Society of the United
                        States, incorporated by reference to Post-Effective
                        Amendment No. 2 to Registration No. 33-46995 on Form N-3 of Registrant, filed March 2, 1993.

          4.  (d)(6)    Form of Rider No. 5 to Group Annuity Contract No. AC
                        6059 between The Chase Manhattan Bank, N.A. and The
                        Equitable Life Assurance Society of the United States, incorporated by reference to Exhibit No. 4(f) to Registration Statement No. 333-26101 on Form N-4 of
                        Registrant, filed on April 29, 1997.

         5.    (a)      Exhibit 7(k) (Form of Participation Agreement for the
                        standardized Profit-Sharing Plan under the Association
                        Members Program), incorporated by reference to Post-Effective Amendment No. 1 on Form N-3 to
                        Registration Statement on Form S-1 of Registrant, filed
                        April l6, 1986.

               (b) Exhibit 7(l) (Form of Participation Agreement for the non-standardized Profit-Sharing Plan under the Association Members Program), incorporated by reference to Post-Effective Amendment No. 1 on Form N-3 to Registration Statement on Form S-1 of Registrant, filed April l6, 1986.

               (c) Exhibit 7(m) (Form of Participation Agreement for the standardized Defined Contribution Pension Plan under the Association Members Program), incorporated by reference to Post-Effective Amendment No. 1 on Form N-3 to Registration Statement on Form S-1 of Registrant, filed April l6, 1986.

               (d) Exhibit 7(n) (Form of Participation Agreement for the non-standardized Defined Contribution Pension Plan under the Association Members Program), incorporated by reference to Post-Effective Amendment No. 1 on Form N-3 to Registration Statement on Form S-1 of Registrant, filed April l6, 1986.

               (e) Exhibit 7(r) (Copy of Attachment to Profit Sharing Participation Agreement under the Association Members Retirement Plan of the Equitable Life Assurance Society of the United States), incorporated by reference to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1988.

               (f) Exhibit 7(0)(2) (Form of Participant Enrollment Form under the Association Members Program), incorporated by reference to Post-Effective Amendment No. 2 in Form N-3 to Registration Statement on Form S-1 of Registrant, filed April 2l, l987.

               (g) Exhibit 7(t) (Form of Standardized Participation Agreement under the Association Members Defined Benefit Pension Plan), incorporated by reference to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1988.

               (h) Exhibit 7(ee) (Form of Standardized Participation Agreement for the Defined Contribution Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

               (i) Exhibit 7(ff) (Form of Non-Standardized Participation Agreement for the Defined Contribution Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

               (j) Exhibit 7(gg) (Form of Standardized Participation Agreement for the Profit-Sharing Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

               (k) Exhibit 7(hh) (Form of Non-Standardized Participation Agreement for the Profit-Sharing Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

               (l) Exhibit 7(ii) (Form of Simplified Participation Agreement for the Defined Contribution Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

               (m) Exhibit 7(jj) (Form of Simplified Participation Agreement for the Profit-Sharing Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

               (n) Exhibit 7(kk) (Form of Standardized (and non-integrated) Participation Agreement for the Defined Benefit Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

               (o) Exhibit 7(ll) (Form of Standardized (and integrated) Participation Agreement for the Defined Benefit Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

               (p) Exhibit 7(mm) (Form of Non-Standardized (and non-integrated) Participation Agreement for the Defined Benefit Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

               (q) Exhibit 7(nn) (Form of Non-Standardized (and integrated) Participation Agreement for the Defined Benefit Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

               (r) Form of First Amendment to the Members Retirement Plan of The Equitable Life Assurance Society of the United States Participation Agreement, as filed with the Internal Revenue Service on December 23, 1991, incorporated by reference to Registration No. 33-46995 on Form N-3 of Registrant, filed April 8, 1992.

               (s) Form of Rider No. 6 to Group Annuity Contract AC 6059 between The Chase Manhattan Bank, N.A. and The Equitable Life Assurance Society of the United States, incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement No. 333-124410 on Form N-3 of Registrant, filed April 27, 2006.

               (t) Form of Rider No. 7 to Group Annuity Contract AC 6059 between The Chase Manhattan Bank, N.A. and The Equitable Life Assurance Society of the United States, incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement No. 333-124410 on Form N-3 of Registrant, filed April 27, 2006.

               (u) Form of Rider No. 8 to Group Annuity Contract AC 6059 between The Chase Manhattan Bank, N.A. and The Equitable Life Assurance Society of the United States, incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement No. 333-124410 on Form N-3 of Registrant, filed April 27, 2006.


           6.  (a)      Copy of the Restated Charter of Equitable, as amended
                        January 1, 1997, incorporated by reference to Exhibit No. 6(a) to Registration Statement
                        No. 33-76030 on April 28, 1997.

               (b) Restated Charter of AXA Equitable, as amended December 6, 2004, incorporated herein by reference to Exhibit No.
                        3.2 to Form 10-K, (File No. 000-20501), filed on March 31, 2005.

               (c) By-Laws of Equitable, as amended November 21, 1996, as amended January 1, 1997, incorporated by reference to Exhibit No. 6(b) to Registration Statement
                        No. 33-76030 on April 28, 1997.

               (d) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

           7.  Not applicable.

           8.  (a)      Retirement Investment Account Enrollment Forms -
                        Including Participation and Enrollment Agreements, incorporated herein by reference to Exhibit 7(a) to Post-Effective Amendment No. 2 to Registration No.
                        2-91983, filed on April 14, 1986.

               (b)(1) Supplementary Agreement to Master Retirement Trust Participation Agreement, incorporated herein by reference to Exhibit 7(b)(1) to Post-Effective Amendment No. 2 to Registration No. 2-91983, filed on April 14, 1986.

               (b)(2) Supplementary Agreement B to Master Retirement Trust Participation Agreement (RIA Loans), incorporated herein by reference to Exhibit 7(b)(2) to Post-Effective Amendment No. 4 to Registration No. 2-91983, filed on April 28, 1988.

               (b)(3) Form of Supplementary Agreement A to Master Retirement Trust Participation Agreement (RIA Partial Funding), as amended, incorporated herein by reference to Exhibit 7(b)(3) to Post-Effective Amendment No. 4 to Registration No. 2-91983, filed on April 30, 1991.

               (b)(4) Form of Supplementary Agreement to Master Retirement Trust Participation Agreement (The Bond Account), incorporated herein by reference to Exhibit 7(b)(4) to Post-Effective Amendment No. 8 to Registration No. 2-91983, filed on April 14, 1986.

               (c) Basic Installation Information Form, dated May, 1989, incorporated herein by reference to Exhibit 7(c) to Post-Effective Amendment No. 9 to Registration Statement No. 2-91983, filed on April 24, 1992.

               (d) RIA Installation Agreement, dated May, 1989, incorporated herein by reference to Exhibit 7(d) to Post-Effective Amendment No. 9 to Registration No. 2-91983, filed on April 24, 1992.

               (e) Form of Participation Agreement among EQ Advisors Trust, Equitable, AXA Distributors LLC and AXA Advisors, LLC, incorporated herein by reference to Exhibit 23.(h)(4)(ix) to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A to the Registration Statement of EQ Advisors Trust on Form N-1A (File Nos. 33-17217 and 811-07953), filed on January 15, 2004.

               (f) Exhibit 11(e)(2) (Form of Association Members Retirement Plan, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

               (g) Exhibit 11(j)(2) (Form of Association Members Retirement Trust, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

               (h) Exhibit 11(k) (Copy of the Association Members Pooled Trust for Retirement Plans, as submitted to the Internal Revenue Service on March 3, 1987), incorporated by reference to Post-Effective Amendment No. 2 to Registration on Form S-1 of Registrant, filed April 2l, l987.

               (i) Exhibit 11(o) (Form of Association Members Defined Benefit Pension Plan, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

               (j) Form of First Amendment to the Pooled Trust for Association Members Retirement Plans of The Equitable Life Assurance Society of the United States, as filed with the Internal Revenue Service on December 23, 1991, incorporated by reference to Registration No. 33-46995 on Form N-3 of Registrant, filed April 8, 1992.

               (k) Form of First Amendment to the Association Members Retirement Plan of The Equitable Life Assurance Society of the United States, as filed with the Internal Revenue Service on December 23, 1991, incorporated by reference to Registration No. 33-46995 on Form N-3 of Registrant, filed April 8, 1992.

               (l) Form of First Amendment to the Association Members Retirement Trust of The Equitable Life Assurance Society of the United States, as filed with the Internal Revenue Service on December 23, 1991, incorporated by reference to Registration No. 33-46995 on Form N-3 of Registrant, filed April 8, 1992.

               (m) Form of Basic Plan Document (No. 1) for the Volume Submitter Plan as filed with the Internal Revenue Service in November 2003, incorporated herein by reference to Exhibit 7(m) to the Registration Statement on Form N-3 covering Separate Account 4, filed on April 26, 2004.

           9.  (a)      Opinion and consent of Herbert P. Shyer,  Executive
                        Vice President and General Counsel of Equitable Life, dated August 28, 1984, incorporated herein by reference to Exhibit 12(a) to Pre-Effective Amendment No. l to
                        Registration No. 2-91983, filed on August 28, 1984.

               (b) Opinion and consent of Herbert P. Shyer, Executive Vice President and General Counsel of Equitable, dated April 14, 1986, incorporated herein by reference to Post-Effective Amendment No. 2 to Registration No. 2-91983, filed on April 14, 1986.

               (c) Opinion and consent of Melvin S. Altman, Esq., Vice President and Associate General Counsel of Equitable, incorporated herein by reference to Post-Effective Amendment No. 9 to Registration No. 2-91983, filed on April 24, 1992.

               (d) Opinion and consent of Hope E. Rosenbaum, Esq., Vice President and Counsel of Equitable, incorporated by reference to Exhibit No. 9(d) to Registration Statement No. 33-76030, filed on March 3, 1994.

               (e) Opinion and Consent of Robin Wagner, Esq., Vice President and Counsel previously filed with this Registration Statement File No. 333-59404 on April 24, 2001.

               (f) Opinion and Consent of Dodie Kent, Vice President and Counsel of AXA Equitable, as to the legality of the Securities being registered previously filed with this Registration Statement, File No. 333-59404 on
                        April 27, 2004.

               (g) Opinion of Consent of Dodie Kent, Esq., Vice President and Counsel of AXA Equitable, incorporated by reference to Exhibit No. 8(g) to Registration Statement No. 333-59404 on Form N-4, filed on April 28, 2006.

               (h) Opinion and Consent of Melvin S. Altman, Esq., Vice President and Associate General Counsel of The Equitable Life Assurance Society of the United States, incorporated by reference to Registration No. 33-46995 on Form N-3 of Registrant, filed April 8, 1992.

               (i) Opinion and Consent of Anthony A. Dreyspool, Vice President and Senior Counsel of The Equitable Life Assurance Society of the United States, incorporated by reference to Post-Effective Amendment No. 3 to Registration No. 33-46995 on Form N-3 of Registrant, filed April 21, 1993.

               (j) Opinion and Consent of Anthony A. Dreyspool, Vice President and Senior Counsel of The Equitable Life Assurance Society of the United States incorporated by reference to Registration No. 33-61978 on Form N-3 of Registrant, filed May 3, 1993.

               (k) Opinion and Consent of Anthony A. Dreyspool, Vice President and Senior Counsel of The Equitable Life Assurance Society of the United States, incorporated by reference to Registration No. 33-61978 on Form N-3 of Registrant, filed November 16, 1993.

               (l) Opinion and Consent of Anthony A. Dreyspool, Vice President and Senior Counsel of The Equitable Life Assurance Society of the United States, incorporated by reference to Registration No. 33-91586 on Form N-4 of Registrant, filed April 26, 1995.

               (m) Opinion and Consent of Anthony A. Dreyspool, Vice President and Associate General Counsel of The Equitable Life Assurance Society of the United States, incorporated by reference to Registration No. 333-26101 on Form N-4 of Registrant, filed April 29, 1997.

               (n) Opinion and Consent of Robin Wagner, Vice President and Counsel of The Equitable Life Assurance Society of the United States incorporated by reference to Registration Statement, File No. 333-35594, on April 26, 2000.

               (o) Opinion and Consent of Robin Wagner, Vice President and Counsel of The Equitable Life Assurance Society of the United States, incorporated by reference to Registration Statement, File No. 333-86470 on April 17, 2002.

               (p) Opinion and Consent of Dodie Kent, Vice-President and Counsel of AXA Equitable Life Insurance Company, incorporated by reference to Registration No. 333-114905 on Form N-3 of Registrant, filed April 27, 2004.

               (q) Opinion and Consent of Dodie Kent, Vice-President and Counsel of AXA Equitable Life Insurance Company, incorporated by reference to Registration No. 333-124410 on Form N-3 of Registrant, filed April 28, 2005.

               (r) Opinion and Consent of Dodie Kent, Esq., Vice-President and Counsel of AXA Equitable, incorporated by reference to Exhibit No. 12(k) to Registration Statement No.333-124412 on Form N-4, filed on April 28, 2006.

               (s) Opinion and Consent of Dodie Kent, Esq., Vice President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered, incorporated herin by reference to post-effective amendment no. 1 on Form N-4 (File No. 333-142456) filed on April 30, 2007.

               (t) Opinion and Consent of Dodie Kent, Esq., Vice President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered, incorporated herin by reference to post-effective amendment no. 1 on Form N-4 (File No. 333-142456) filed on April 25, 2008.

               (u) Opinion of Dodie Kent, Esq., Vice President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered, filed herewith.

          10.  (a)      Consent of PricewaterhouseCoopers LLP.

               (b)      Powers of Attorney filed herewith.

          11.  Not applicable.

          12.  Not applicable.

          13.  Not applicable.

Item 25. Directors and Officers of AXA Equitable.


         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            -------------

DIRECTORS

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

Charlynn Goins                              Director
30 Beekman Place, Apt. 8A
New York, NY 10022

Anthony J. Hamilton                         Director
AXA UK plc
5 Old Broad Street
London, England EC2N 1AD

Mary R. (Nina) Henderson                    Director
Henderson Advisory Consulting
425 East 86th Street
Apt 12-C
New York, NY 10028

James F. Higgins                            Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ  07311

Peter S. Kraus                              Director
Alliance Bernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Scott D. Miller                             Director
SSA & Company
315 East Hopkins Avenue
Suite 401
Aspen, CO 81611

Joseph H. Moglia                            Director
TD Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Lorie A. Slutsky                            Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Ezra Suleiman                               Director
Princeton University
Corwin Hall
Princeton, NJ 08544

Peter J. Tobin                              Director
1 Briarwood Lane
Denville, NJ 07834

OFFICER-DIRECTORS
-----------------

*Christopher M. Condron                     Chairman of the Board, President,
                                            Chief Executive Officer
                                            and Director

OTHER OFFICERS
--------------

*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Executive Vice President,
                                            Chief Investment Officer
                                            and Treasurer

*Alvin H. Fenichel                          Senior Vice President and
                                            Chief Accounting Officer

*Jennifer Blevins                           Executive Vice President

*Mary Beth Farrell                          Executive Vice President

*Mary Fernald                               Senior Vice President and
                                            Chief Underwriting Officer

*David Kam                                  Senior Vice President and Actuary

*William J. McDermott                       Executive Vice President

*Richard S. Dziadzio                        Executive Vice President and
                                            Chief Financial Officer

*Barbara Goodstein                          Executive Vice President

*Andrew J. McMahon                          Executive Vice President

*Claude Methot                              Executive Vice President

*Andrew Raftis                              Senior Vice President and Auditor

*Kevin E. Murray                            Executive Vice President and
                                            Chief Information Officer

*James F. Mullery                           Senior Vice President

*Anne M. Katcher                            Senior Vice President and
                                            Senior Actuary

*Anthony F. Recine                          Senior Vice President,
                                            Chief Compliance Officer and
                                            Associate General Counsel

*Karen Field Hazin                          Vice President, Secretary and
                                            Associate General Counsel

*Dave S. Hattem                             Senior Vice President and
                                            Deputy General Counsel

*Richard V. Silver                          Executive Vice President and
                                            General Counsel

*Michel Perrin                              Senior Vice President and Actuary

*Naomi J. Weinstein                         Vice President

*Charles A. Marino                          Executive Vice President and
                                            Chief Actuary

*James A. Shepherdson                       Executive Vice President

Item 26.   Persons Controlled by or under Common Control with AXA Equitable or
           ----------------------------------------------------------------
           Registrant
           ----------


          Separate Account Nos. 3, 4, 10, 13 and 66 of AXA Equitable Life Insurance Company (the "Separate Account") are each separate accounts of AXA Equitable. AXA Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company").



          AXA owns 100% of the outstanding common stock of the Holding Company (assuming conversion of the convertible preferred stock held by AXA). AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

          The AXA Organizational Charts 2008 are incorporated herein by reference to Exhibit 26 to Registration Statement (File No. 2-30070) on Form N-4, filed April 20, 2009.

     AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2008
     -------------------------------------------------------------
        AS OF :  DECEMBER 31, 2008


                                                                                             State of       State of
                                                                             Type of        Incorp. or      Principal      Federal
                                                                            Subsidiary       Domicile       Operation      Tax ID #
                                                                            ----------       --------       ---------     ----------
                                                                                          ------------------------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                                         DE             NY         13-3623351
------------------------------------------------------------------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                            Operating           DE             CO         75-2961816
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                          Operating           DE             NY         13-4194065
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                            Operating           DE             NY         13-4194080
     -------------------------------------------------------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Notes 2 &16)                                      DE             NY         52-2197822
     -------------------------------------------------------------------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.*                                       Insurance        Bermuda         Bermuda      14-1903564
        ----------------------------------------------------------------------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                                          DE             NY         13-4078005
        ----------------------------------------------------------------------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                                                       DE             NY         13-4071393
           -------------------------------------------------------------------------------------------------------------------------
           AXA Network, LLC     (Note 6)                                    Operating           DE             NY         06-1555494
           -------------------------------------------------------------------------------------------------------------------------
              AXA Network of Alabama, LLC                                   Operating           AL             AL         06-1562392
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC           Operating           DE             NY         13-4085852
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC            Operating           MA             MA         04-3491734
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network of Nevada, Inc.                                   Operating           NV             NV         13-3389068
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                              Operating          P.R.           P.R.        66-0577477
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.                   Operating           TX             TX         75-2529724
        ----------------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *                 Insurance           NY             NY         13-5570651
        ----------------------------------------------------------------------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                                   Investment          DE             NY         13-3385076
           -------------------------------------------------------------------------------------------------------------------------
               Equitable Managed Assets, L.P.                                Investment         DE             NY         13-3385080
           -------------------------------------------------------------------------------------------------------------------------
           Real Estate Partnership Equities (various)                       Investment          **                             -
           -------------------------------------------------------------------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                              HCO              NY             NY         22-2766036
           -------------------------------------------------------------------------------------------------------------------------
              See Attached Listing A
           -------------------------------------------------------------------------------------------------------------------------
           ACMC, Inc.     (Note 4)                                             HCO              DE             NY         13-2677213
           -------------------------------------------------------------------------------------------------------------------------
           EVSA, Inc.                                                       Investment          DE             PA         23-2671508
        ----------------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life and Annuity Company * (Note 10,17 & 18)          Insurance           NY             NY         13-3198083
        ----------------------------------------------------------------------------------------------------------------------------
        MONY Life Insurance Company *                                       Insurance           NY             NY         13-1632487
        ----------------------------------------------------------------------------------------------------------------------------
              See Attached Listing C
              ----------------------------------------------------------------------------------------------------------------------

                                                                                        Parent's
                                                                            Number of  Percent of
                                                                              Shares    Ownership             Comments
                                                                              Owned    or Control    (e.g., Basis of Control)
                                                                              -----    ----------    ------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **
-----------------------------------------------------------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                                          100.00%
     ------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                                        100.00%
     ------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                                          100.00%
     ------------------------------------------------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Notes 2 &16)                           -    100.00%
     ------------------------------------------------------------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.*                                          250,000    100.00%
        ---------------------------------------------------------------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                           1,000    100.00%
        ---------------------------------------------------------------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                                            -    100.00%
           ------------------------------------------------------------------------------------------------------------------
           AXA Network, LLC     (Note 6)                                             -    100.00%
           ------------------------------------------------------------------------------------------------------------------
              AXA Network of Alabama, LLC                                            -    100.00%
              ---------------------------------------------------------------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC                    -    100.00%
              ---------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC                     -    100.00%
              ---------------------------------------------------------------------------------------------------------------
              AXA Network of Nevada, Inc.                                                 100.00%
              ---------------------------------------------------------------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                                            100.00%
              ---------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.                        1,050    100.00%
        ---------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *                  2,000,000    100.00%    NAIC # 62944
        ---------------------------------------------------------------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                                            -          -    G.P & L.P.
           ------------------------------------------------------------------------------------------------------------------
               Equitable Managed Assets, L.P.                                        -          -    G.P.
           ------------------------------------------------------------------------------------------------------------------
           Real Estate Partnership Equities (various)                                -          -    **
           ------------------------------------------------------------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                                    -    100.00%
           ------------------------------------------------------------------------------------------------------------------
              See Attached Listing A
           ------------------------------------------------------------------------------------------------------------------
           ACMC, Inc.     (Note 4)                                           5,000,000    100.00%
           ------------------------------------------------------------------------------------------------------------------
           EVSA, Inc.                                                               50    100.00%
        ---------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life and Annuity Company * (Note 10,17 & 18)                        100.00%
        ---------------------------------------------------------------------------------------------------------------------
        MONY Life Insurance Company *                                                     100.00%
        ---------------------------------------------------------------------------------------------------------------------
              See Attached Listing C
              ---------------------------------------------------------------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2008
-------------------------------------------------------------

  *  Affiliated Insurer
 ** Information relating to Equitable's Real Estate Partnership Equities is disclosed in Schedule BA, Part 1 of AXA Equitable Life's Annual Statement, which has been filed with the N.Y.S. Insurance Department.
***  All subsidiaries are corporations, except as otherwise noted.

     1. The Equitable Companies Incorporated changed its name to AXA Financial, Inc. on Sept. 3, 1999.

     2. Effective Sept. 20, 1999, AXA Financial, Inc. transferred ownership of Equitable Life to AXA Client Solutions, LLC, which was formed on July 19, 1999.
         Effective January 1, 2002, AXA Client Solutions, LLC transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial, Inc.
         Effective May 1, 2002, AXA Client Solutions, LLC changed its name to
            AXA Financial Services, LLC.
         Effective June 1, 2002, AXA Financial, Inc. transferred ownership of
            Equitable Life and AXA Distribution Holding Corp. to AXA Financial Services, LLC.
         Effective November 30, 2007, the name of AXA Financial Services, LLC was changed to AXA Equitable Financial Services, LLC.

     3. Equitable Holding Corp. was merged into Equitable Holdings, LLC on Dec. 19, 1997.

     4.  In October 1999, AllianceBernstein Holding L.P.
            ("AllianceBernstein Holding L.P.") reorganized by transferring its business and assets to AllianceBernstein L.P., a newly formed private partnership ("AllianceBernstein").

         As of December 31, 2008, AXF's subsidiaries own 62.38% of the issued and outstanding units of limited partnership interest in AllianceBernstein (the "AllianceBernstein Units"), as follows:

               AXA Financial Bermuda, held directly 57,211,519 AllianceBernstein Units (21.48%),
               AXA Equitable Life directly own 29,100,290 AllianceBernstein Units (10.92%),
               ACMC, Inc. own 66,220,822 AllianceBernstein Units (24.86%), and As of December 31, 2008, MONY owns 6,841,642 (2.57%)
               AllianceBernstein Units and MLOA owns 2,587,472 (.97%) AlianceBernstein Units

            AllianceBernstein Corporation also own a 1% general partnership interest in AllianceBernstein L.P.

            In addition, ACMC, Inc. own 722,178 units (0.27%), representing assignments of beneficial ownership of limited partnership interests in AllianceBernstein Holding (the "AllianceBernstein Holding Units"). AllianceBernstein Corporation own 822,178 units of general partnership interest (0.31%), in AllianceBernstein Holding L.P. AllianceBernstein Holding Units are publicly traded on the New York Stock exchange.

     5. EQ Financial Consultants (formerly, Equico Securities, Inc.) was merged into AXA Advisors, LLC on Sept. 20, 1999. AXA Advisors, LLC was transferred from Equitable Holdings, LLC to AXA Distribution Holding Corporation on Sept. 21, 1999.

     6. Effective March 15, 2000, Equisource of New York, Inc. and 14 of its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp. EquiSource of Alabama, Inc. became AXA Network of Alabama, LLC. EquiSource Insurance Agency of Massachusetts, Inc. became AXA Network Insurance Agency of Massachusetts, LLC. Equisource of Nevada, Inc., of Puerto Rico, Inc., and of Texas, Inc., changed their names from "EquiSource" to become "AXA Network", respectively. Effective February 1, 2002, Equitable Distributors Insurance Agency of Texas, Inc. changed its name to AXA Distributors Insurance Agency of Texas, Inc. Effective February 13, 2002 Equitable Distributors Insurance Agency of Massachusetts, LLC changed its name to AXA Distributors Insurance Agency of Massachusetts, LLC.

     7. Effective June 6, 2000, Frontier Trust Company was sold by ELAS to AXF and merged into Frontier Trust Company, FSB.

     8. Effective June 1, 2001, Equitable Structured Settlement Corp was transferred from ELAS to Equitable Holdings, LLC.

     9. Effective September 2004, The Equitable Life Assurance Society of the United States changed its name to AXA Equitable Life Insurance Company.

     10. Effective September 2004, The Equitable of Colorado changed its name to AXA Life and Annuity Company.

     11. Effective February 18, 2005, MONY Realty Capital, Inc. was sold.

     12. Effective May 26, 2005, Matrix Capital Markets Group was sold.

     12. Effective May 26, 2005, Matrix Private Equities was sold.

     13. Effective December 2, 2005, Advest Group was sold.

     14. Effective February 24, 2006, Alliance Capital Management Corporation changed its name to AllianceBernstein Corporation.

     15. Effective July 11, 2007, Frontier Trust Company, FSB was sold.

     16. Effective November 30, 2007, AXA Financial Services, LLC changed its name to AXA Equitable Financial Services, LLC.

     17. Effective August 1, 2008, AXA Equitable Life Insurance Company tranferred ownership of AXA Life and Annuity Company to AXA Equitable Financial Services, LLC.

     18. Effective September 22, 2008, AXA Life and Annuity Company changed its name to AXA Equitable Life and Annuity Company.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2008
-------------------------------------------------------------

Dissolved:  - On November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. was sold to Credit Suisse Group.
            - 100 Federal Street Funding Corporation was dissolved August 31,
              1998.
            - 100 Federal Street Realty Corporation was dissolved December 20,
              2001.
            - CCMI Corp. was dissolved on October 7, 1999.
            - ELAS Realty, Inc. was dissolved January 29, 2002.
            - EML Associates, L.P. was dissolved March 27, 2001.
            - EQ Services, Inc. was dissolved May 11, 2001.
            - Equitable BJVS, Inc. was dissolved October 3, 1999.
            - Equitable Capital Management Corp. became ECMC, LLC on
              November 30, 1999.
            - Equitable JV Holding Corp. was dissolved on June 1, 2002.F142
            - Equitable JVS II, Inc. was dissolved December 4, 1996
            - Equitable Underwriting & Sales Agency (Bahamas) Ltd. was
              dissolved on December 31, 2000.
            - EREIM LP Associates (L.P.) was dissolved March 27, 2001.
            - EREIM Managers Corporation was dissolved March 27, 2001.
            - EVLICO East Ridge, Inc. was dissolved Jan. 13, 2001
            - EVLICO, Inc. was dissolved in 1999.
            - Franconom, Inc. was dissolved on December 4, 2000.
            - GP/EQ Southwest, Inc. was dissolved October 21, 1997
            - HVM Corp. was dissolved on Feb. 16, 1999.
            - ML/EQ Real Estate Portfolio, L.P. was dissolved March 27, 2001.
            - Prime Property Funding, Inc. was dissolved in Feb. 1999.
            - Sarasota Prime Hotels, Inc. became Sarasota Prime Hotels, LLC.
            - Six-Pac G.P., Inc. was dissolved July 12,1999
            - Paramount Planners, LLC., a direct subsidiary of AXA Distribution
              Holding Corporation, was dissolved on December 5, 2003
            - Equitable Rowes Wharf, Inc. was dissolved October 12, 2004
            - ECLL Inc. was dissolved July 15, 2003
            - MONY Realty Partners, Inc. was dissolved February 2005.
            - Wil-Gro, Inc. was dissolved June, 2005.
            - Sagamore Financial LLC was dissolved August 31, 2006.
            - Equitable JVS was dissolved August, 2007.
            - Astor Times Square Corp. dissolved as of April 2007.
            - Astor/Broadway Acquisition Corp. dissolved as of  August 2007.
            - PC Landmark, Inc. has been administratively dissolved.
            - EJSVS, Inc. has been administratively dissolved.
            - STCS, Inc. was dissolved on August 15, 2007.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2008
-------------------------------------------------------------
LISTING A - EQUITABLE HOLDINGS, LLC
-----------------------------------


                                                                                                State of     State of
                                                                                  Type of      Incorp. or    Principal      Federal
                                                                                 Subsidiary     Domicile     Operation     Tax ID #
                                                                                 ----------     --------     ---------     ---------
AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        ----------------------------------------------------------------------
           Equitable Holdings, LLC
           -------------------------------------------------------------------------------------------------------------------------
              ELAS Securities Acquisition Corporation                            Operating         DE           NY        13-3049038
              ----------------------------------------------------------------------------------------------------------------------
              Equitable Casualty Insurance Company *                             Operating         VT           VT        06-1166226
              ----------------------------------------------------------------------------------------------------------------------
              ECMC, LLC   (See Note 4 on Page 2)                                 Operating         DE           NY        13-3266813
              ----------------------------------------------------------------------------------------------------------------------
                  Equitable Capital Private Income & Equity
                   Partnership II, L.P.                                          Investment        DE           NY        13-3544879
              ----------------------------------------------------------------------------------------------------------------------
              AllianceBernstein Corporation (See Note 4 on Page 2)               Operating         DE           NY        13-3633538
              ----------------------------------------------------------------------------------------------------------------------
                 See Attached Listing B
              ----------------------------------------------------------------------------------------------------------------------
              AXA Distributors, LLC                                              Operating         DE           NY        52-2233674
              ----------------------------------------------------------------------------------------------------------------------
                 AXA  Distributors Insurance Agency of Alabama, LLC              Operating         DE           AL        52-2255113
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency, LLC                          Operating         DE        CT, ME,NY    06-1579051
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Massachusetts, LLC         Operating         MA           MA        04-3567096
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Texas, Inc.                Operating         TX           TX        74-3006330
              ----------------------------------------------------------------------------------------------------------------------
              J.M.R. Realty Services, Inc.                                       Operating         DE           NY        13-3813232
              ----------------------------------------------------------------------------------------------------------------------
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)      Operating         DE           NJ        22-3492811
              ----------------------------------------------------------------------------------------------------------------------

                                                                                               Parent's
                                                                                    Number of  Percent of
                                                                                     Shares    Ownership          Comments
                                                                                      Owned    or Control   (e.g., Basis of Control)
                                                                                      -----    ----------   ------------------------
AXA Financial, Inc.
------------------------------------------------------------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        ----------------------------------------------------------------------------------------------------------------------------
           Equitable Holdings, LLC
           -------------------------------------------------------------------------------------------------------------------------
              ELAS Securities Acquisition Corporation                                  500      100.00%
              ----------------------------------------------------------------------------------------------------------------------
              Equitable Casualty Insurance Company *                                 1,000      100.00%
              ----------------------------------------------------------------------------------------------------------------------
              ECMC, LLC   (See Note 4 on Page 2)                                         -      100.00%
              ----------------------------------------------------------------------------------------------------------------------
                  Equitable Capital Private Income & Equity                                                 ECMC is G.P.
                   Partnership II, L.P.                                                  -           -      ("Deal Flow Fund II")
              ----------------------------------------------------------------------------------------------------------------------
              AllianceBernstein Corporation (See Note 4 on Page 2)                     100      100.00%
              ----------------------------------------------------------------------------------------------------------------------
                 See Attached Listing B
              ----------------------------------------------------------------------------------------------------------------------
              AXA Distributors, LLC                                                      -      100.00%
              ----------------------------------------------------------------------------------------------------------------------
                 AXA  Distributors Insurance Agency of Alabama, LLC                      -      100.00%
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency, LLC                                  -      100.00%
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Massachusetts, LLC                 -      100.00%
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Texas, Inc.                    1,000      100.00%
              ----------------------------------------------------------------------------------------------------------------------
              J.M.R. Realty Services, Inc.                                           1,000      100.00%
              ----------------------------------------------------------------------------------------------------------------------
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)            100      100.00%
              ----------------------------------------------------------------------------------------------------------------------

     * Affiliated Insurer

           Equitable Investment Corp merged into Equitable Holdings, LLC on
             November 30, 1999.
           Equitable Capital Management Corp. became ECMC, LLC on
             November 30, 1999.
           Effective March 15, 2000, Equisource of New York, Inc. and its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp.
           Effective January 1, 2002, Equitable Distributors, Inc. merged into
             AXA Distributors, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2008
LISTING B - ALLIANCEBERNSTEIN CORPORATION


                                                                                                State of     State of
                                                                                 Type of       Incorp. or    Principal     Federal
                                                                                Subsidiary      Domicile     Operation     Tax ID #
                                                                                ----------      --------     ---------    ----------
AXA Financial, Inc.
--------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     ---------------------------------------------------------------------
        AXA Equitable Life Insurance Company*
        ------------------------------------------------------------------
           Equitable Holdings, LLC
           ---------------------------------------------------------------
              AllianceBernstein Corporation



              ----------------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Holding L.P. (See Note 4 on Page 2)       HCO (NYSE: AB)       DE           NY         13-3434400
                 -------------------------------------------------------------------------------------------------------------------
                 AllianceBernstein L.P.  (See Note 4 on Page 2)                Operating          DE           NY         13-4064930
                 -------------------------------------------------------------------------------------------------------------------
                    AllianceBernstein Trust Company, LLC                       Operating          NH           NY
                    ----------------------------------------------------------------------------------------------------------------
                    Cursitor Alliance LLC                                         HCO             DE           MA         22-3424339
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Capital Management LLC                               HCO             DE           NY              -
                    ----------------------------------------------------------------------------------------------------------------
                       Sanford C. Bernstein & Co., LLC                         Operating          DE           NY         13-4132953
                    ----------------------------------------------------------------------------------------------------------------
                    AllianceBernstein Corporation of Delaware                     HCO             DE           NY         13-2778645
                    ----------------------------------------------------------------------------------------------------------------
                       ACAM Trust Company Private Ltd.                         Operating        India         India            -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein (Argentina) S.R.L.                    Operating      Argentina     Argentina          -
                       ------------------------------------------------------------------------------------------------------------
                       ACM Software Services Ltd.                              Operating          DE           NY         13-3910857
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Barra Research Institute, Inc.                    HCO             DE           NY         13-3548918
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Japan Inc.                               HCO             DE          Japan            -
                       -------------------------------------------------------------------------------------------------------------
                                AllianceBernstein Japan Ltd.                   Operating        Japan         Japan            -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Invest. Management
                          Australia Limited                                    Operating      Australia     Australia          -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Global Derivatives Corp.              Operating          DE           NY         13-3626546
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Investimentos
                          (Brazil) Ltda.                                       Operating        Brazil       Brazil            -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Limited                               Operating         U.K.         U.K.             -
                       -------------------------------------------------------------------------------------------------------------
                                 ACM Bernstein GmbH                            Operating       Germany       Germany           -
                                ----------------------------------------------------------------------------------------------------
                                AllianceBernstein Services Limited             Operating         U.K.         U.K.             -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein (Luxembourg) S.A.                     Operating         Lux.         Lux.             -
                       -------------------------------------------------------------------------------------------------------------
                                AllianceBernstein (France) SAS                 Operating        France       France            -
                       -------------------------------------------------------------------------------------------------------------
                                ACMBernstein (Deutschland) GmbH                Operating       Germany       Germany           -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein (Mexico) S. de R.L. de C.V.           Operating        Mexico       Mexico            -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Australia Limited                     Operating      Australia     Australia          -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Canada, Inc.                          Operating        Canada       Canada       13-3630460
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein New Zealand Limited                   Operating      New Zealand   New Zealand        -
                       -------------------------------------------------------------------------------------------------------------


                                                                                           Parent's
                                                                                Number of  Percent of
                                                                                 Shares    Ownership            Comments
                                                                                   Owned    or Control    (e.g., Basis of Control)
                                                                                   -----    ----------  ----------------------------
AXA Financial, Inc.
--------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     ---------------------------------------------------------------------------
        AXA Equitable Life Insurance Company*
        ------------------------------------------------------------------------
           Equitable Holdings, LLC
           ---------------------------------------------------------------------
              AllianceBernstein Corporation
                                                                                                        owns 1% GP interest in
                                                                                                        AllianceBernstein L.P. and
                                                                                                        100,000 GP units in
                                                                                                        AllianceBernstein Holding
                                                                                                        L.P.
              ------------------------------------------------------------------
                 AllianceBernstein Holding L.P. (See Note 4 on Page 2)
                 ---------------------------------------------------------------
                 AllianceBernstein L.P.  (See Note 4 on Page 2)
                 ---------------------------------------------------------------
                    AllianceBernstein Trust Company, LLC                                      100.00%   Sole member interest
                    ------------------------------------------------------------
                    Cursitor Alliance LLC                                                     100.00%
                    ------------------------------------------------------------
                    Alliance Capital Management LLC                                           100.00%
                    ------------------------------------------------------------
                       Sanford C. Bernstein & Co., LLC                                        100.00%
                    ------------------------------------------------------------
                    AllianceBernstein Corporation of Delaware                          10     100.00%
                    ------------------------------------------------------------
                       ACAM Trust Company Private Ltd.                                        100.00%
                       ---------------------------------------------------------
                       AllianceBernstein (Argentina) S.R.L.                                    99.00%   AllianceBernstein Oceanic
                                                                                                        Corporation owns 1%
                       ---------------------------------------------------------
                       ACM Software Services Ltd.                                             100.00%
                       ---------------------------------------------------------
                       Alliance Barra Research Institute, Inc.                      1,000     100.00%
                       ---------------------------------------------------------
                       AllianceBernstein Japan Inc.
                       ---------------------------------------------------------
                                AllianceBernstein Japan Ltd.                                  100.00%
                       ---------------------------------------------------------
                       AllianceBernstein Invest. Management Australia Limited                 100.00%
                       ---------------------------------------------------------
                       AllianceBernstein Global Derivatives Corp.                   1,000     100.00%
                       ---------------------------------------------------------
                       AllianceBernstein Investimentos (Brazil) Ltda.                          99.00%   AllianceBernstein Oceanic
                                                                                                        Corporation owns 1%
                       ---------------------------------------------------------
                       AllianceBernstein Limited                                  250,000     100.00%
                       ---------------------------------------------------------
                                 ACM Bernstein GmbH                                           100.00%
                                ------------------------------------------------
                                AllianceBernstein Services Limited                  1,000     100.00%
                       ---------------------------------------------------------
                       AllianceBernstein (Luxembourg) S.A.                          3,999      99.98%   AllianceBernstein Oceanic
                                                                                                        Corporation owns .025%
                       ---------------------------------------------------------
                                AllianceBernstein (France) SAS                                100.00%
                       ---------------------------------------------------------
                                ACMBernstein (Deutschland) GmbH                               100.00%
                       ---------------------------------------------------------
                       AllianceBernstein (Mexico) S. de R.L. de C.V.                          100.00%
                       ---------------------------------------------------------
                       AllianceBernstein Australia Limited                                     50.00%   3rd party (NMFM) owns 50%
                       ---------------------------------------------------------
                       AllianceBernstein Canada, Inc.                              18,750     100.00%
                       ---------------------------------------------------------
                       AllianceBernstein New Zealand Limited                                   50.00%   3rd party (NMFM) owns 50%
                       ---------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2008
LISTING B - ALLIANCEBERNSTEIN CORPORATION



                                                                                                  State of    State of
                                                                                     Type of     Incorp. or   Principal     Federal
                                                                                    Subsidiary    Domicile    Operation    Tax ID #
                                                                                    ----------    --------    ---------    ---------
AXA Financial, Inc.
---------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     ----------------------------------------------------------------------------
        AXA Equitable Life Insurance Company*
        -------------------------------------------------------------------------
           Equitable Holdings, LLC
           ----------------------------------------------------------------------
              AllianceBernstein Corporation
              -------------------------------------------------------------------
                  AllianceBernstein L.P.
                 ----------------------------------------------------------------
                    AllianceBernstein Corporation of Delaware
                      (Cont'd)
                    ----------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Investment Research
                         (Proprietary) Limited                                      Operating    So Africa    So Africa        -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein (Singapore) Ltd.                           Operating    Singapore    Singapore        -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital (Mauritius) Private Ltd.                       HCO       Mauritius    Mauritius        -
                       -------------------------------------------------------------------------------------------------------------
                                Alliance Capital Asset Management
                                  (India) Private Ltd.                              Operating      India        India          -
                                ----------------------------------------------------------------------------------------------------
                                AllianceBernstein Invest. Res. &
                                  Manage. (India) Pvt.                              Operating      India        India          -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Oceanic Corporation                           HCO           DE          NY       13-3441277
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Real Estate, Inc.                           Operating        DE          NY       13-3441277
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Corporate Finance Group
                         Incorporated.                                              Operating        DE          NY       52-1671668
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Eastern Europe, Inc.                                   HCO           DE          NY       13-3802178
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein ESG Venture Management, L.P.                  HCO           DE          NY            -
                       -------------------------------------------------------------------------------------------------------------
                                AllianceBernstein Venture Fund 1, L.P.                 Fund          DE          NY            -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Invest. Management
                          (Korea) Ltd.                                              Operating      Korea        Korea          -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Investments, Inc.                          Operating        DE          NY       13-3191825
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Investor Services, Inc.                    Operating        DE          TX       13-3211780
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Hong Kong Limited                          Operating    Hong Kong    Hong Kong        -
                       -------------------------------------------------------------------------------------------------------------
                                AllianceBernstein Taiwan Limited                    Operating      Taiwan      Taiwan          -
                                ----------------------------------------------------------------------------------------------------
                                ACM New-Alliance (Luxembourg) S.A.                  Operating       Lux.        Lux.           -
                       -------------------------------------------------------------------------------------------------------------
                       Sanford C. Bernstein Limited                                 Operating       U.K.        U.K.           -
                       -------------------------------------------------------------------------------------------------------------
                                Sanford C. Bernstein (CREST
                                  Nominees) Ltd.                                    Operating       U.K.        U.K.           -
                       -------------------------------------------------------------------------------------------------------------
                       Sanford C. Bernstein Proprietary Limited                      Inactive    Australia    Australia        -
                       -------------------------------------------------------------------------------------------------------------
                       Whittingdale Holdings Ltd.                                      HCO          U.K.        U.K.           -
                       -------------------------------------------------------------------------------------------------------------
                                ACM Investments Limited                             Operating       U.K.        U.K.           -
                                ----------------------------------------------------------------------------------------------------
                                AllianceBernstein Fixed Income Limited              Operating       U.K.        U.K.           -
                                ----------------------------------------------------------------------------------------------------

                                                                                            Parent's
                                                                                Number of  Percent of
                                                                                 Shares    Ownership            Comments
                                                                                  Owned    or Control    (e.g., Basis of Control)
                                                                                  -----    ----------    ------------------------
AXA Financial, Inc.
-----------------------------------------------------------------------------
    AXA Equitable Financial Services, LLC   (Note 2)
    -------------------------------------------------------------------------
       AXA Equitable Life Insurance Company*
       ----------------------------------------------------------------------
          Equitable Holdings, LLC
          -------------------------------------------------------------------
             AllianceBernstein Corporation
             ----------------------------------------------------------------
                 AllianceBernstein L.P.
                -------------------------------------------------------------
                   AllianceBernstein Corporation of
                     Delaware (Cont'd)
                   ------------------------------------------------------------
                      AllianceBernstein Investment Research
                        (Proprietary) Limited                                               100.00%
                      ---------------------------------------------------------
                      AllianceBernstein (Singapore) Ltd.                                    100.00%
                      ---------------------------------------------------------
                      Alliance Capital (Mauritius) Private Ltd.                             100.00%
                      ---------------------------------------------------------
                               Alliance Capital Asset Management                             75.00%      3rd party (Ankar Capital
                                 (India) Private Ltd.                                                    India Pvt. Ltd.) owns 25%
                               ------------------------------------------------
                               AllianceBernstein Invest. Res. &
                                 Manage. (India) Pvt.                                       100.00%
                      ---------------------------------------------------------
                      AllianceBernstein Oceanic Corporation                       1,000     100.00%
                      ---------------------------------------------------------
                      Alliance Capital Real Estate, Inc.                                    100.00%
                      ---------------------------------------------------------
                      Alliance Corporate Finance Group Incorporated.              1,000     100.00%
                      ---------------------------------------------------------
                      Alliance Eastern Europe, Inc.                                         100.00%
                      ---------------------------------------------------------
                      AllianceBernstein ESG Venture Management, L.P.                        100.00%      General Partner to EGG
                                                                                                         Funds
                      ---------------------------------------------------------
                               AllianceBernstein Venture Fund 1, L.P.                        10.00%      GP Interest
                      ---------------------------------------------------------
                      AllianceBernstein Invest. Management
                        (Korea) Ltd.                                                        100.00%
                      ---------------------------------------------------------
                      AllianceBernstein Investments, Inc.                           100     100.00%
                      ---------------------------------------------------------
                      AllianceBernstein Investor Services, Inc.                     100     100.00%
                      ---------------------------------------------------------
                      AllianceBernstein Hong Kong Limited                                   100.00%
                      ---------------------------------------------------------
                               AllianceBernstein Taiwan Limited                              99.00%      Others own 1%
                               ------------------------------------------------
                               ACM New-Alliance (Luxembourg) S.A.                            99.00%      AllianceBernstein Oceanic
                                                                                                         Corporation owns 1%
                      ---------------------------------------------------------
                      Sanford C. Bernstein Limited                                          100.00%
                      ---------------------------------------------------------
                               Sanford C. Bernstein (CREST
                                 Nominees) Ltd.                                             100.00%
                      ---------------------------------------------------------
                      Sanford C. Bernstein Proprietary Limited                              100.00%      Inactive
                      ---------------------------------------------------------
                      Whittingdale Holdings Ltd.                                            100.00%
                      ---------------------------------------------------------
                               ACM Investments Limited                                      100.00%
                               ------------------------------------------------
                               AllianceBernstein Fixed Income Limited                       100.00%
                               ------------------------------------------------


AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2008
LISTING C - MONY


                                                                                     State of         State of
                                                                   Type of          Incorp. or        Principal       Federal
                                                                  Subsidiary         Domicile         Operation      Tax ID #
                                                                  ----------         --------         ---------      ---------
AXA Financial, Inc.
--------------------------------------------------------------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                  Operating             DE               CO         75-2961816
     ---------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                Operating             DE               NY         13-4194065
     ---------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                  Operating             DE               NY         13-4194080
     ---------------------------------------------------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC
        (Note 2)
     ---------------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        ------------------------------------------------------------------------------------------------------------------------
        MONY Life Insurance Company *                             Insurance             NY               NY         13-1632487
        ------------------------------------------------------------------------------------------------------------------------
           MONY International Holdings, LLC                          HCO                DE               NY         13-3790446
           ---------------------------------------------------------------------------------------------------------------------
              MONY International Life Insurance Co.
                 Seguros de Vida S.A.*                            Insurance         Argentina         Argentina     98-0157781
              ------------------------------------------------------------------------------------------------------------------
              MONY Financial Resources of the Americas
                 Limited                                             HCO             Jamaica           Jamaica
              ------------------------------------------------------------------------------------------------------------------
              MBT, Ltd.                                           Operating       Cayman Islands   Cayman Islands   98-0152047
              ------------------------------------------------------------------------------------------------------------------
                 MONY Consultoria e Corretagem de
                    Seguros Ltda.                                 Operating           Brazil           Brazil
                 ---------------------------------------------------------------------------------------------------------------
                 MONY Life Insurance Company of the
                    Americas, Ltd.*                               Insurance       Cayman Islands   Cayman Islands   98-0152046
           ---------------------------------------------------------------------------------------------------------------------
           MONY Life Insurance Company of America*                Insurance             AZ               NY         86-0222062
           ---------------------------------------------------------------------------------------------------------------------
           U.S. Financial Life Insurance Company *                Insurance             OH               OH         38-2046096
           ---------------------------------------------------------------------------------------------------------------------
           MONY Financial Services, Inc.                             HCO                DE               NY         11-3722370
           ---------------------------------------------------------------------------------------------------------------------
              Financial Marketing Agency, Inc.                    Operating             OH               OH         31-1465146
              ------------------------------------------------------------------------------------------------------------------
              MONY Brokerage, Inc.                                Operating             DE               PA         22-3015130
              ------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Ohio, Inc.               Operating             OH               OH         31-1562855
                 ---------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Alabama, Inc.            Operating             AL               AL         62-1699522
                 ---------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Texas, Inc.              Operating             TX               TX         74-2861481
                 ---------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Massachusetts, Inc.      Operating             MA               MA         06-1496443
                 ---------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Washington, Inc.         Operating             WA               WA         91-1940542
                 ---------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of New Mexico, Inc.         Operating             NM               NM         62-1705422
              ------------------------------------------------------------------------------------------------------------------
              1740 Ventures, Inc.                                 Operating             NY               NY         13-2848244
              ------------------------------------------------------------------------------------------------------------------
              Enterprise Capital Management, Inc.                 Operating             GA               GA         58-1660289
              ------------------------------------------------------------------------------------------------------------------
                 Enterprise Fund Distributors, Inc.               Operating             DE               GA         22-1990598
              ------------------------------------------------------------------------------------------------------------------
              MONY Assets Corp.                                      HCO                NY               NY         13-2662263
              ------------------------------------------------------------------------------------------------------------------
                 MONY Benefits Management Corp.                   Operating             DE               NY         13-3363383
                 ---------------------------------------------------------------------------------------------------------------
              1740 Advisers, Inc.                                 Operating             NY               NY         13-2645490
              ------------------------------------------------------------------------------------------------------------------
              MONY Securities Corporation                         Operating             NY               NY         13-2645488
              ------------------------------------------------------------------------------------------------------------------
                 Trusted Insurance Advisers General
                    Agency Corp.                                  Operating             MN               NY         41-1941465
                 ---------------------------------------------------------------------------------------------------------------
                  Trusted Investment Advisers Corp.               Operating             MN               NY         41-1941464
                 ---------------------------------------------------------------------------------------------------------------

                                                                                Parent's
                                                                  Number of    Percent of
                                                                   Shares      Ownership           Comments
                                                                    Owned      or Control   (e.g., Basis of Control)
                                                                    -----      ----------   ------------------------
AXA Financial, Inc.
-----------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                                100.00%
     ------------------------------------------------------------
     MONY Capital Management, Inc.                                              100.00%
     ------------------------------------------------------------
     MONY Asset Management, Inc.                                                100.00%
     ------------------------------------------------------------
     AXA Equitable Financial Services, LLC
        (Note 2)
     ------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        ---------------------------------------------------------
        MONY Life Insurance Company *                                           100.00%
        ---------------------------------------------------------
           MONY International Holdings, LLC                                     100.00%
           ------------------------------------------------------
              MONY International Life Insurance Co.
                 Seguros de Vida S.A.*                                          100.00%
              ---------------------------------------------------
              MONY Financial Resources of the Americas
                 Limited                                                         99.00%
              ---------------------------------------------------
              MBT, Ltd.                                                         100.00%
              ---------------------------------------------------
                 MONY Consultoria e Corretagem de
                    Seguros Ltda.                                                99.00%
                 ------------------------------------------------
                 MONY Life Insurance Company of the
                    Americas, Ltd.*                                             100.00%
           ------------------------------------------------------
           MONY Life Insurance Company of America*                              100.00%
           ------------------------------------------------------
           U.S. Financial Life Insurance Company *                   405,000    100.00%
           ------------------------------------------------------
           MONY Financial Services, Inc.                               1,000    100.00%
           ------------------------------------------------------
              Financial Marketing Agency, Inc.                            99     99.00%
              ---------------------------------------------------
              MONY Brokerage, Inc.                                     1,500    100.00%
              ---------------------------------------------------
                 MBI Insurance Agency of Ohio, Inc.                        5    100.00%
                 ------------------------------------------------
                 MBI Insurance Agency of Alabama, Inc.                     1    100.00%
                 ------------------------------------------------
                 MBI Insurance Agency of Texas, Inc.                      10    100.00%
                 ------------------------------------------------
                 MBI Insurance Agency of Massachusetts, Inc.               5    100.00%
                 ------------------------------------------------
                 MBI Insurance Agency of Washington, Inc.                  1    100.00%
                 ------------------------------------------------
                 MBI Insurance Agency of New Mexico, Inc.                  1    100.00%
              ---------------------------------------------------
              1740 Ventures, Inc.                                      1,000    100.00%
              ---------------------------------------------------
              Enterprise Capital Management, Inc.                        500    100.00%
              ---------------------------------------------------
                 Enterprise Fund Distributors, Inc.                    1,000    100.00%
              ---------------------------------------------------
              MONY Assets Corp.                                      200,000    100.00%
              ---------------------------------------------------
                 MONY Benefits Management Corp.                        9,000    100.00%
                 ------------------------------------------------
              1740 Advisers, Inc.                                     14,600    100.00%
              ---------------------------------------------------
              MONY Securities Corporation                              7,550    100.00%
              ---------------------------------------------------
                 Trusted Insurance Advisers General
                    Agency Corp.                                       1,000    100.00%
                 ------------------------------------------------
                  Trusted Investment Advisers Corp.                        1    100.00%
                 ------------------------------------------------


-  As of February 18, 2005, MONY Realty Capital, Inc. was sold.
-  As of February 2005, MONY Realty Partners, Inc. was dissolved
- MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLC and an individual holds one share of it stock for Jamaican regulatory reasons.
- MONY Consultoria e Corretagem de Seguros Ltda., is 99% owned by MONY International Holdings, LLC and an individual holds one share of it stock for Brazilian regulatory reasons.
- Financial Marketing Agency, Inc., is 99% owned by MONY International Holdings, LLC and an individual in Ohio holds one share of it stock for regulatory reasons.
-  Enterprise Accumulation Trust was merged into EQAT on July 9, 2004
-  MONY Series Funds, Inc. was merged into EQAT on July 9, 2004
-  As of August 31, 2006, Sagamore Financial LLC was dissolved
-  MONY Benefits Service Corp. was sold on January 26, 2007.
- As of November 30, 2007, MONY Holdings LLC merged into AXA Equitable Financial Services, LLC.
-  MONY Bank & Trust Company of the Americas, Ltd. changed its name to MBT Ltd.

Item 27.   Number of Contractowners
           ------------------------


          As of February 28, 2009, there were 255 contract owners of RIA Contracts and 5731 participants in the Members Retirement Program offered by the registrant, all of which are qualified contracts.



Item 28. Indemnification

     (a) Indemnification of Directors and Officers

         The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

          7.4 Indemnification of Directors, Officers and Employees. (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                 (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

               (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

                      (b) To the extent permitted by the law of the State of New
                          York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

          The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Insurance Company, U.S. Specialty Insurance, St. Paul Travelers, Zurich Insurance Company and ACE Insurance Company. The annual limit on such policies is $150 million, and the policies insure that officers and directors against certain liabilities arising out of their conduct in such capacities.

     (b) Indemnification of Principal Underwriter

         To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Advisors, LLC has undertaken to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Advisors, LLC.

     Presently, there is no Principal Underwriter of the Members Retirement Program contracts. AXA Equitable provides marketing and sales services for distribution of the Members Retirement Program contracts. For the Members Retirement Program Contracts, no commissions are paid; however, incentive compensation is paid to AXA Equitable employees who provide these services, based upon first year plan contributions and number of plans sold.

     (c) Undertaking

         Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.   Principal Underwriters
           ----------------------

           (a) AXA Advisors, LLC, an affiliate of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America is the principal underwriter for AXA Equitable's Separate Account A, Separate Account No. 301, Separate Account No. 45, Separate Account No. 49, Separate Account I, Separate Account FP, and AXA Premier VIP Trust and EQ Advisors Trust; and of MONY Variable Account A, MONY Variable Account L, MONY America Variable Account A, MONY America Variable Account L, MONY Variable Account S, MONY America Variable Account S and Keynote Series Account. AXA Advisors's principal business address is 1290 Avenue of the Americas, NY, NY 10104.

Presently, there is no Principal Underwriter of the Members Retirement Program contracts.

           (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC.


NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------

*Harvey E. Blitz                      Director and Senior Vice President

*Andrew J. McMahon                    Chairman of the Board and Director

*Christine Nigro                      President and Director

*Richard S. Dziadzio                  Director

*Barbara Goodstein                    Director

*James A. Shepherdson                 Director

*William Degnan                       Senior Vice President

Jeffrey Green                         Senior Vice President
4251 Crums Mill Road
Harrisburg, PA 17112

*Kevin R. Byrne                       Executive Vice President and Treasurer

*Mark D. Godofsky                     Senior Vice President and Controller

*Patricia Roy                         Chief Compliance Officer

*Philip Pescatore                     Chief Risk Officer

*Mary Beth Farrell                    Director and Vice Chairman

*Camille Joseph Varlack               Assistant Vice President,
                                      Secretary and Counsel

*Francesca Divone                     Assistant Secretary


         (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30.   Location of Accounts and Records
           --------------------------------

           The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable Life Insurance Company at:
           135 West 50th Street New York, New York 10020; 1290 Avenue of the Americas, New York, New York 10104; and 200 Plaza Drive, Secaucus, New Jersey 07094.


Item 31.   Management Services
           -------------------

           Not applicable.


Item 32.   Undertakings
           ------------

           The Registrant hereby undertakes:

           (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

           (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                 (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

           (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

           (d) AXA Equitable represents that the fees and charges deducted under the Contract described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the Contract.

                                   SIGNATURES




          As required by the Securities Act of 1933, the Registrant certifies that it has caused this Registration Statement to be signed on its behalf, in the City and State of New York, on this 24th day of April, 2009.




                             AXA EQUITABLE LIFE INSURANCE COMPANY
                                       (Registrant)

                             By:  AXA Equitable Life Insurance Company


                             By:   /s/  Dodie Kent
                                   --------------------------------
                                   Dodie Kent
                                   Vice President and Associate General Counsel

                                   SIGNATURES


         As required by the Securities Act of 1933, the Depositor has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 24th day of April, 2009.




                                           AXA EQUITABLE LIFE INSURANCE COMPANY
                                                     (Depositor)


                                           By: /s/ Dodie Kent
                                              ---------------------------------
                                              Dodie Kent
                                              Vice President and Counsel
                                              AXA Equitable Life Insurance
                                              Company



         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Richard Dziadzio                          Executive Vice President and
                                           Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and
                                           Chief Accounting Officer

*DIRECTORS:

 Christopher M. Condron          Mary R. (Nina) Henderson       Joseph H. Moglia
 Henri de Castries               James F. Higgins               Lorie A. Slutsky
 Denis Duverne                   Peter S. Kraus                 Ezra Suleiman
 Charlynn Goins                  Scott D. Miller                Peter J. Tobin
 Anthony Hamilton



*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

April 24, 2009

                                  EXHIBIT INDEX
                                  -------------


EXHIBIT NO.                                                   TAG VALUE
-----------                                                   ----------

 9(u)      Opinion and Consent of Counsel.                    EX-99.9u
10(a)      Consent of PricewaterhouseCoopers LLP.             EX-99.10a
10(b)      Powers of Attorney.                                EX-99.10b


                                      C-14